UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23117
JPMorgan Trust IV
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)
Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2024
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Preferred and Income Securities Fund

Class A Shares/Ticker: JPDAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Preferred and Income Securities Fund (Class A Shares)	$91	0.85%
How did the Fund Perform?
The JPMorgan Preferred and Income Securities Fund’s Class A Shares, without a sales charge, returned 13.55% for the year ended June 30, 2024. The 75% ICE BofA US All Capital Securities Index / 25% Bloomberg Developed Mkt. USD Contingent Capital Index (the “Index”) returned 12.94%, the Bloomberg U.S. Aggregate Index returned 2.63% and the ICE BofA US All Capital Securities Index returned 11.68% for the year ended June 30, 2024.
  The Fund’s underweight allocation to duration (expressed through an underweight allocation to longer-duration, fixed-for-life retail securities) positively contributed to performance relative to the Index as interest rates rose.
  The Fund’s overweight allocation to Canadian bank capital securities detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Preferred and Income Securities Fund (Class A Shares)	March 31, 2022	9.32%	0.59%
JPMorgan Preferred and Income Securities Fund (Class A Shares) - excluding sales charge		13.55	2.31
Bloomberg U.S. Aggregate Index		2.63	(1.39)
ICE BofA US All Capital Securities Index		11.68	1.98
Preferred and Income Securities Composite Benchmark		12.94	1.65
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of JPMorgan Preferred and Income Securities Fund and the Bloomberg U.S. Aggregate Index, ICE BofA US All Capital Securities Index and 75% ICE BofA US All Capital Securities Index / 25% Bloomberg Developed Market USD Contingent Capital Index from March 31, 2022 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg U.S. Aggregate Index, ICE BofA US All Capital Securities Index and 75% ICE BofA US All Capital Securities Index / 25% Bloomberg Developed Market USD Contingent Capital Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA US All Capital Securities Index is a subset of the ICE BofA Merrill Lynch U.S. Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities. The ICE BofA Merrill Lynch Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. 75% ICE BofA US All Capital Securities Index / 25% Bloomberg Developed Market USD Contingent Capital Index is a customized blend of unmanaged indices that includes 75% ICE BofA US All Capital Securities Index and 25% Bloomberg Developed Market USD Contingent Capital Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$988,655
Total number of portfolio holdings	132
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$3,436
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JPDAX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Preferred and Income Securities Fund

Class C Shares/Ticker: JPDCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Preferred and Income Securities Fund (Class C Shares)	$144	1.35%
How did the Fund Perform?
The JPMorgan Preferred and Income Securities Fund’s Class C Shares, without a sales charge, returned 13.00% for the year ended June 30, 2024. The 75% ICE BofA US All Capital Securities Index / 25% Bloomberg Developed Mkt. USD Contingent Capital Index (the “Index”) returned 12.94%, the Bloomberg U.S. Aggregate Index returned 2.63% and the ICE BofA US All Capital Securities Index returned 11.68% for the year ended June 30, 2024.
  The Fund’s underweight allocation to duration (expressed through an underweight allocation to longer-duration, fixed-for-life retail securities) positively contributed to performance relative to the Index as interest rates rose.
  The Fund’s overweight allocation to Canadian bank capital securities detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Preferred and Income Securities Fund (Class C Shares)	August 1, 2022	12.00%	1.74%
JPMorgan Preferred and Income Securities Fund (Class C Shares) - excluding sales charge		13.00	1.74
Bloomberg U.S. Aggregate Index		2.63	(1.39)
ICE BofA US All Capital Securities Index		11.68	1.98
Preferred and Income Securities Composite Benchmark		12.94	1.65
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class C Shares prior to their inception date are based on the performance of Class A Shares. The actual returns for Class C Shares would have been different than those shown because Class C Shares have different expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of JPMorgan Preferred and Income Securities Fund and the Bloomberg U.S. Aggregate Index, ICE BofA US All Capital Securities Index and 75% ICE BofA US All Capital Securities Index / 25% Bloomberg Developed Market USD Contingent Capital Index from March 31, 2022 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index, ICE BofA US All Capital Securities Index and 75% ICE BofA US All Capital Securities Index / 25% Bloomberg Developed Market USD Contingent Capital Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA US All Capital Securities Index is a subset of the ICE BofA Merrill Lynch U.S. Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities. The ICE BofA Merrill Lynch Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. 75% ICE BofA US All Capital Securities Index / 25% Bloomberg Developed Market USD Contingent Capital Index is a customized blend of unmanaged indices that includes 75% ICE BofA US All Capital Securities Index and 25% Bloomberg Developed Market USD Contingent Capital Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$988,655
Total number of portfolio holdings	132
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$3,436
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JPDCX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Preferred and Income Securities Fund

Class I Shares/Ticker: JPDIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Preferred and Income Securities Fund (Class I Shares)	$64	0.60%
How did the Fund Perform?
The JPMorgan Preferred and Income Securities Fund’s Class I Shares returned 13.96% for the year ended June 30, 2024. The 75% ICE BofA US All Capital Securities Index / 25% Bloomberg Developed Mkt. USD Contingent Capital Index (the “Index”) returned 12.94%, the Bloomberg U.S. Aggregate Index returned 2.63% and the ICE BofA US All Capital Securities Index returned 11.68% for the year ended June 30, 2024.
  The Fund’s underweight allocation to duration (expressed through an underweight allocation to longer-duration, fixed-for-life retail securities) positively contributed to performance relative to the Index as interest rates rose.
  The Fund’s overweight allocation to Canadian bank capital securities detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Preferred and Income Securities Fund (Class I Shares)	March 31, 2022	13.96%	2.57%
Bloomberg U.S. Aggregate Index		2.63	(1.39)
ICE BofA US All Capital Securities Index		11.68	1.98
Preferred and Income Securities Composite Benchmark		12.94	1.65
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of JPMorgan Preferred and Income Securities Fund and the Bloomberg U.S. Aggregate Index, ICE BofA US All Capital Securities Index and 75% ICE BofA US All Capital Securities Index / 25% Bloomberg Developed Market USD Contingent Capital Index from March 31, 2022 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index, ICE BofA US All Capital Securities Index and 75% ICE BofA US All Capital Securities Index / 25% Bloomberg Developed Market USD Contingent Capital Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA US All Capital Securities Index is a subset of the ICE BofA Merrill Lynch U.S. Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities. The ICE BofA Merrill Lynch Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. 75% ICE BofA US All Capital Securities Index / 25% Bloomberg Developed Market USD Contingent Capital Index is a customized blend of unmanaged indices that includes 75% ICE BofA US All Capital Securities Index and 25% Bloomberg Developed Market USD Contingent Capital Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$988,655
Total number of portfolio holdings	132
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$3,436
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JPDIX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Preferred and Income Securities Fund

Class R6 Shares/Ticker: JPDRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Preferred and Income Securities Fund (Class R6 Shares)	$59	0.55%
How did the Fund Perform?
The JPMorgan Preferred and Income Securities Fund’s Class R6 Shares returned 14.01% for the year ended June 30, 2024. The 75% ICE BofA US All Capital Securities Index / 25% Bloomberg Developed Mkt. USD Contingent Capital Index (the “Index”) returned 12.94%, the Bloomberg U.S. Aggregate Index returned 2.63% and the ICE BofA US All Capital Securities Index returned 11.68% for the year ended June 30, 2024.
  The Fund’s underweight allocation to duration (expressed through an underweight allocation to longer-duration, fixed-for-life retail securities) positively contributed to performance relative to the Index as interest rates rose.
  The Fund’s overweight allocation to Canadian bank capital securities detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Preferred and Income Securities Fund (Class R6 Shares)	March 31, 2022	14.01%	2.62%
Bloomberg U.S. Aggregate Index		2.63	(1.39)
ICE BofA US All Capital Securities Index		11.68	1.98
Preferred and Income Securities Composite Benchmark		12.94	1.65
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of JPMorgan Preferred and Income Securities Fund and the Bloomberg U.S. Aggregate Index, ICE BofA US All Capital Securities Index and 75% ICE BofA US All Capital Securities Index / 25% Bloomberg Developed Market USD Contingent Capital Index from March 31, 2022 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index, ICE BofA US All Capital Securities Index and 75% ICE BofA US All Capital Securities Index / 25% Bloomberg Developed Market USD Contingent Capital Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA US All Capital Securities Index is a subset of the ICE BofA Merrill Lynch U.S. Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities. The ICE BofA Merrill Lynch Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. 75% ICE BofA US All Capital Securities Index / 25% Bloomberg Developed Market USD Contingent Capital Index is a customized blend of unmanaged indices that includes 75% ICE BofA US All Capital Securities Index and 25% Bloomberg Developed Market USD Contingent Capital Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$988,655
Total number of portfolio holdings	132
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$3,436
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JPDRX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Equity Premium Income Fund

Class A Shares/Ticker: JEPAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class A Shares)	$89	0.85%
How did the Fund Perform?
The JPMorgan Equity Premium Income Fund Class A Shares, without a sales charge, returned 9.97% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 42% of the Index’s positive return with 53% of its volatility.
  The Fund’s security selection in the consumer discretionary and health care sectors contributed to performance.
  An underweight position in Apple and an overweight position in Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the information technology and consumer staples sectors detracted from performance.
  An underweight position in Nvidia and an overweight position in Bristol Myers Squibb were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class A Shares)	August 31, 2018	4.19%	7.32%	7.33%
JPMorgan Equity Premium Income Fund (Class A Shares) - excluding sales charge		9.97	8.49	8.32
S&P 500 Index		24.56	15.05	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	2.17	4.58
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of theJPMorgan Equity Premium Income Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from August 31, 2018 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$6,226,658
Total number of portfolio holdings	131
Portfolio turnover rate	176%
Total advisory fees paid (000's)	$14,847
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JEPAX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Equity Premium Income Fund

Class C Shares/Ticker: JEPCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class C Shares)	$141	1.35%
How did the Fund Perform?
The JPMorgan Equity Premium Income Fund Class C Shares, without a sales charge, returned 9.42% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 42% of the Index’s positive return with 53% of its volatility.
  The Fund’s security selection in the consumer discretionary and health care sectors contributed to performance.
  An underweight position in Apple and an overweight position in Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the information technology and consumer staples sectors detracted from performance.
  An underweight position in Nvidia and an overweight position in Bristol Myers Squibb were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class C Shares)	August 31, 2018	8.42%	7.97%	7.78%
JPMorgan Equity Premium Income Fund (Class C Shares) - excluding sales charge		9.42	7.97	7.78
S&P 500 Index		24.56	15.05	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	2.17	4.58
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Equity Premium Income Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from August 31, 2018 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$6,226,658
Total number of portfolio holdings	131
Portfolio turnover rate	176%
Total advisory fees paid (000's)	$14,847
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JEPCX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Equity Premium Income Fund

Class I Shares/Ticker: JEPIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class I Shares)	$63	0.60%
How did the Fund Perform?
The JPMorgan Equity Premium Income Fund Class I Shares returned 10.32% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 42% of the Index’s positive return with 53% of its volatility.
  The Fund’s security selection in the consumer discretionary and health care sectors contributed to performance.
  An underweight position in Apple and an overweight position in Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the information technology and consumer staples sectors detracted from performance.
  An underweight position in Nvidia and an overweight position in Bristol Myers Squibb were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class I Shares)	August 31, 2018	10.32%	8.78%	8.59%
S&P 500 Index		24.56	15.05	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	2.17	4.58
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Equity Premium Income Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from August 31, 2018 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$6,226,658
Total number of portfolio holdings	131
Portfolio turnover rate	176%
Total advisory fees paid (000's)	$14,847
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JEPIX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Equity Premium Income Fund

Class R5 Shares/Ticker: JEPSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class R5 Shares)	$47	0.45%
How did the Fund Perform?
The JPMorgan Equity Premium Income Fund Class R5 Shares returned 10.48% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 42% of the Index’s positive return with 53% of its volatility.
  The Fund’s security selection in the consumer discretionary and health care sectors contributed to performance.
  An underweight position in Apple and an overweight position in Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the information technology and consumer staples sectors detracted from performance.
  An underweight position in Nvidia and an overweight position in Bristol Myers Squibb were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class R5 Shares)	August 31, 2018	10.48%	8.94%	8.75%
S&P 500 Index		24.56	15.05	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	2.17	4.58
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Equity Premium Income Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from August 31, 2018 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$6,226,658
Total number of portfolio holdings	131
Portfolio turnover rate	176%
Total advisory fees paid (000's)	$14,847
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JEPSX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Equity Premium Income Fund

Class R6 Shares/Ticker: JEPRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class R6 Shares)	$36	0.35%
How did the Fund Perform?
The JPMorgan Equity Premium Income Fund Class R6 Shares returned 10.51% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 42% of the Index’s positive return with 53% of its volatility.
  The Fund’s security selection in the consumer discretionary and health care sectors contributed to performance.
  An underweight position in Apple and an overweight position in Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the information technology and consumer staples sectors detracted from performance.
  An underweight position in Nvidia and an overweight position in Bristol Myers Squibb were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class R6 Shares)	August 31, 2018	10.51%	9.03%	8.85%
S&P 500 Index		24.56	15.05	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	2.17	4.58
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Equity Premium Income Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from August 31, 2018 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$6,226,658
Total number of portfolio holdings	131
Portfolio turnover rate	176%
Total advisory fees paid (000's)	$14,847
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JEPRX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Hedged Equity 2 Fund

Class A Shares/Ticker: JHDAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class A Shares)	$89	0.84%
How did the Fund Perform?
The JPMorgan Hedged Equity 2 Fund Class A Shares, without a sales charge, returned 12.12% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 50% of the Index’s positive return with 50% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class A Shares)	February 26, 2021	6.25%	5.45%
JPMorgan Hedged Equity 2 Fund (Class A Shares) - excluding sales charge		12.12	7.16
S&P 500 Index		24.56	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	4.58
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Hedged Equity 2 Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$4,752,540
Total number of portfolio holdings	166
Portfolio turnover rate	42%
Total advisory fees paid (000's)	$11,553
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
(b)	Amount rounds to less than 0.1%.
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHDAX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Hedged Equity 2 Fund

Class C Shares/Ticker: JHDCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class C Shares)	$142	1.34%
How did the Fund Perform?
The JPMorgan Hedged Equity 2 Fund Class C Shares, without a sales charge, returned 11.55% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 50% of the Index’s positive return with 50% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class C Shares)	February 26, 2021	10.55%	6.64%
JPMorgan Hedged Equity 2 Fund (Class C Shares) - excluding sales charge		11.55	6.64
S&P 500 Index		24.56	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	4.58
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Hedged Equity 2 Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$4,752,540
Total number of portfolio holdings	166
Portfolio turnover rate	42%
Total advisory fees paid (000's)	$11,553
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
(b)	Amount rounds to less than 0.1%.
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHDCX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Hedged Equity 2 Fund

Class I Shares/Ticker: JHQDX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class I Shares)	$63	0.59%
How did the Fund Perform?
The JPMorgan Hedged Equity 2 Fund Class I Shares returned 12.40% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 50% of the Index’s positive return with 50% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class I Shares)	February 26, 2021	12.40%	7.44%
S&P 500 Index		24.56	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	4.58
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Hedged Equity 2 Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$4,752,540
Total number of portfolio holdings	166
Portfolio turnover rate	42%
Total advisory fees paid (000's)	$11,553
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
(b)	Amount rounds to less than 0.1%.
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHQDX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Hedged Equity 2 Fund

Class R5 Shares/Ticker: JHDFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class R5 Shares)	$47	0.45%
How did the Fund Perform?
The JPMorgan Hedged Equity 2 Fund Class R5 Shares returned 12.56% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 50% of the Index’s positive return with 50% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class R5 Shares)	February 26, 2021	12.56%	7.58%
S&P 500 Index		24.56	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	4.58
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Hedged Equity 2 Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$4,752,540
Total number of portfolio holdings	166
Portfolio turnover rate	42%
Total advisory fees paid (000's)	$11,553
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
(b)	Amount rounds to less than 0.1%.
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHDFX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Hedged Equity 2 Fund

Class R6 Shares/Ticker: JHDRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class R6 Shares)	$36	0.34%
How did the Fund Perform?
The JPMorgan Hedged Equity 2 Fund Class R6 Shares returned 12.67% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 50% of the Index’s positive return with 50% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class R6 Shares)	February 26, 2021	12.67%	7.70%
S&P 500 Index		24.56	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	4.58
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Hedged Equity 2 Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$4,752,540
Total number of portfolio holdings	166
Portfolio turnover rate	42%
Total advisory fees paid (000's)	$11,553
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
(b)	Amount rounds to less than 0.1%.
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHDRX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Hedged Equity 3 Fund

Class A Shares/Ticker: JHTAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class A Shares)	$92	0.84%
How did the Fund Perform?
The JPMorgan Hedged Equity 3 Fund Class A Shares, without a sales charge, returned 17.64% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 73% of the Index’s positive return with 65% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class A Shares)	February 26, 2021	11.43%	5.31%
JPMorgan Hedged Equity 3 Fund (Class A Shares) - excluding sales charge		17.64	7.02
S&P 500 Index		24.56	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	4.58
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Hedged Equity 3 Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$2,906,846
Total number of portfolio holdings	166
Portfolio turnover rate	56%
Total advisory fees paid (000's)	$6,581
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHTAX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Hedged Equity 3 Fund

Class C Shares/Ticker: JHTCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class C Shares)	$146	1.34%
How did the Fund Perform?
The JPMorgan Hedged Equity 3 Fund Class C Shares, without a sales charge, returned 17.09% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 73% of the Index’s positive return with 65% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class C Shares)	February 26, 2021	16.09%	6.51%
JPMorgan Hedged Equity 3 Fund (Class C Shares) - excluding sales charge		17.09	6.51
S&P 500 Index		24.56	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	4.58
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Hedged Equity 3 Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$2,906,846
Total number of portfolio holdings	166
Portfolio turnover rate	56%
Total advisory fees paid (000's)	$6,581
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHTCX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Hedged Equity 3 Fund

Class I Shares/Ticker: JHQTX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class I Shares)	$64	0.59%
How did the Fund Perform?
The JPMorgan Hedged Equity 3 Fund Class I Shares returned 17.97% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 73% of the Index’s positive return with 65% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class I Shares)	February 26, 2021	17.97%	7.30%
S&P 500 Index		24.56	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	4.58
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Hedged Equity 3 Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$2,906,846
Total number of portfolio holdings	166
Portfolio turnover rate	56%
Total advisory fees paid (000's)	$6,581
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHQTX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Hedged Equity 3 Fund

Class R5 Shares/Ticker: JHTGX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class R5 Shares)	$49	0.45%
How did the Fund Perform?
The JPMorgan Hedged Equity 3 Fund Class R5 Shares returned 18.10% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 73% of the Index’s positive return with 65% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class R5 Shares)	February 26, 2021	18.10%	7.46%
S&P 500 Index		24.56	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	4.58
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Hedged Equity 3 Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$2,906,846
Total number of portfolio holdings	166
Portfolio turnover rate	56%
Total advisory fees paid (000's)	$6,581
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHTGX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Hedged Equity 3 Fund

Class R6 Shares/Ticker: JHTRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class R6 Shares)	$37	0.34%
How did the Fund Perform?
The JPMorgan Hedged Equity 3 Fund Class R6 Shares returned 18.31% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 73% of the Index’s positive return with 65% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class R6 Shares)	February 26, 2021	18.31%	7.58%
S&P 500 Index		24.56	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	4.58
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Hedged Equity 3 Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$2,906,846
Total number of portfolio holdings	166
Portfolio turnover rate	56%
Total advisory fees paid (000's)	$6,581
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHTRX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2065 Fund

Class I Shares/Ticker: JSBSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class I Shares)	$37	0.34%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2065 Fund's Class I Shares returned 16.18% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class I Shares)	November 1, 2022	16.18%	19.22%
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement Blend 2065 Composite Benchmark		17.18	20.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan SmartRetirement® Blend 2065 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark from November 1, 2022 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2065+ Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$30,882
Total number of portfolio holdings	17
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSBSX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2065 Fund

Class R2 Shares/Ticker: JSBZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R2 Shares)	$90	0.84%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2065 Fund's Class R2 Shares returned 15.62% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R2 Shares)	November 1, 2022	15.62%	18.65%
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement Blend 2065 Composite Benchmark		17.18	20.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan SmartRetirement® Blend 2065 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark from November 1, 2022 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2065+ Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$30,882
Total number of portfolio holdings	17
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSBZX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2065 Fund

Class R3 Shares/Ticker: JSBPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R3 Shares)	$63	0.59%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2065 Fund's Class R3 Shares returned 15.93% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R3 Shares)	November 1, 2022	15.93%	18.95%
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement Blend 2065 Composite Benchmark		17.18	20.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan SmartRetirement® Blend 2065 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark from November 1, 2022 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2065+ Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$30,882
Total number of portfolio holdings	17
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSBPX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2065 Fund

Class R4 Shares/Ticker: JSBQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R4 Shares)	$36	0.34%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2065 Fund's Class R4 Shares returned 16.18% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R4 Shares)	November 1, 2022	16.18%	19.22%
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement Blend 2065 Composite Benchmark		17.18	20.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan SmartRetirement® Blend 2065 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark from November 1, 2022 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2065+ Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$30,882
Total number of portfolio holdings	17
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSBQX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2065 Fund

Class R5 Shares/Ticker: JSMDX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R5 Shares)	$20	0.19%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2065 Fund's Class R5 Shares returned 16.41% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R5 Shares)	November 1, 2022	16.41%	19.42%
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement Blend 2065 Composite Benchmark		17.18	20.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan SmartRetirement® Blend 2065 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark from November 1, 2022 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of the S&P Target Date 2065+ Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$30,882
Total number of portfolio holdings	17
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSMDX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2065 Fund

Class R6 Shares/Ticker: JSBYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R6 Shares)	$9	0.09%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2065 Fund's Class R6 Shares returned 16.49% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R6 Shares)	November 1, 2022	16.49%	19.52%
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement Blend 2065 Composite Benchmark		17.18	20.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan SmartRetirement® Blend 2065 Fund, the S&P Target Date 2065+ Index, the JPMorgan SmartRetirement Blend 2065 Composite Benchmark and the MSCI ACWI Index (net total return) from November 1, 2022 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P Target Date 2065+ Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s  investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement® Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement® Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement® Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement® Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$30,882
Total number of portfolio holdings	17
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSBYX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2065 Fund

Class A Shares/Ticker: JSMEX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class A Shares)	$48	0.44%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class A Shares, without a sales charge, returned 17.48% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class A Shares)	November 1, 2022	12.18%	16.92%
JPMorgan SmartRetirement® 2065 Fund (Class A Shares) - excluding sales charge		17.48	20.22
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement 2065 Composite Benchmark		17.18	20.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan SmartRetirement® 2065 Fund, the MSCI ACWI (net total return), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement 2065 Composite Benchmark from November 1, 2022 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2065+ Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2065+ Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$30,031
Total number of portfolio holdings	24
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSMEX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2065 Fund

Class C Shares/Ticker: JSMHX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class C Shares)	$109	1.00%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class C Shares, without a sales charge, returned 16.81% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class C Shares)	November 1, 2022	15.81%	19.54%
JPMorgan SmartRetirement® 2065 Fund (Class C Shares) - excluding sales charge		16.81	19.54
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement 2065 Composite Benchmark		17.18	20.60
The performance quoted is past performance and is not a guarantee of future results . Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan SmartRetirement® 2065 Fund, the MSCI ACWI (net total return), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement 2065 Composite Benchmark from November 1, 2022 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2065+ Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2065+ Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$30,031
Total number of portfolio holdings	24
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSMHX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2065 Fund

Class I Shares/Ticker: JSMJX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class I Shares)	$28	0.25%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class I Shares returned 17.68% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class I Shares)	November 1, 2022	17.68%	20.45%
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement 2065 Composite Benchmark		17.18	20.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan SmartRetirement® 2065 Fund, the MSCI ACWI (net total return), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement 2065 Composite Benchmark from November 1, 2022 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2065+ Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2065+ Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$30,031
Total number of portfolio holdings	24
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSMJX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2065 Fund

Class R2 Shares/Ticker: JSMKX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R2 Shares)	$82	0.75%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class R2 Shares returned 17.13% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R2 Shares)	November 1, 2022	17.13%	19.85%
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement 2065 Composite Benchmark		17.18	20.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan SmartRetirement® 2065 Fund, the MSCI ACWI (net total return)), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement 2065 Composite Benchmark from November 1, 2022 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return)) and the S&P Target Date 2065+ Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2065+ Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$30,031
Total number of portfolio holdings	24
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSMKX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2065 Fund

Class R3 Shares/Ticker: JSMPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R3 Shares)	$55	0.50%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class R3 Shares returned 17.42% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R3 Shares)	November 1, 2022	17.42%	20.14%
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement 2065 Composite Benchmark		17.18	20.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan SmartRetirement® 2065 Fund, the MSCI ACWI (net total return), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement 2065 Composite Benchmark from November 1, 2022 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2065+ Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2065+ Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$30,031
Total number of portfolio holdings	24
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSMPX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2065 Fund

Class R4 Shares/Ticker: JSMLX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R4 Shares)	$28	0.25%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class R4 Shares returned 17.65% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R4 Shares)	November 1, 2022	17.65%	20.43%
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement 2065 Composite Benchmark		17.18	20.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan SmartRetirement® 2065 Fund, the MSCI ACWI (net total return), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement 2065 Composite Benchmark from November 1, 2022 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2065+ Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2065+ Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$30,031
Total number of portfolio holdings	24
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSMLX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2065 Fund

Class R5 Shares/Ticker: JSMMX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R5 Shares)	$11	0.10%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class R5 Shares returned 17.89% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R5 Shares)	November 1, 2022	17.89%	20.64%
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement 2065 Composite Benchmark		17.18	20.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan SmartRetirement® 2065 Fund, the MSCI ACWI (net total return), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement 2065 Composite Benchmark from November 1, 2022 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2065+ Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2065+ Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$30,031
Total number of portfolio holdings	24
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSMMX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan SmartRetirement® 2065 Fund

Class R6 Shares/Ticker: JSMOX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R6 Shares)	$0	0.00%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class R6 Shares returned 17.96% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R6 Shares)	November 1, 2022	17.96%	20.74%
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement 2065 Composite Benchmark		17.18	20.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan SmartRetirement® 2065 Fund, the MSCI ACWI (net total return), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement 2065 Composite Benchmark from November 1, 2022 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI (net total return) and the S&P Target Date 2065+ Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2065+ Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or(b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$30,031
Total number of portfolio holdings	24
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSMOX-624

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Lawrence R. Maffia, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2024 – $306,565

2023 – $301,484

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2024 – $42,373

2023 – $45,469

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2024 – $98,963

2023 – $93,233

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended June 30, 2024 and 2023, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2024 – Not applicable

2023 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2024 – 0.0%

2023 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable – Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2023 – $35.0 million

2022 – $31.7 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Report
J.P. Morgan Preferred and Income Securities Fund
June 30, 2024
JPMorgan Preferred and Income Securities Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectuses for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 90.6%
Banks — 48.3%
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (a) (b) (c) (d)	19,650	20,914
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (a) (b) (c) (d)	16,400	18,180
Bank of America Corp.
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (b) (c) (d)	20,409	19,301
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (b) (c) (d)	6,379	6,413
Series FF, (3-MONTH CME TERM SOFR + 3.19%), 5.88%, 3/15/2028 (b) (c) (d)	6,746	6,709
Bank of Montreal (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 7.70%, 5/26/2084 (a) (d)	4,650	4,749
Bank of Nova Scotia (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2027 (a) (b) (c) (d)	12,200	12,781
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.43%), 8.00%, 3/15/2029 (a) (b) (c) (d)	7,084	7,193
(USD SOFR ICE Swap Rate 5 Year + 5.78%), 9.63%, 12/15/2029 (a) (b) (c) (d)	1,990	2,157
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 9.25%, 11/17/2027 (a) (b) (c) (d) (e)	14,145	14,998
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (b) (c) (d) (e)	18,370	18,526
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (b) (c) (d)	450	447
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (b) (c) (d)	350	348
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (b) (c) (d)	2,411	2,309
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (b) (c) (d)	6,100	5,773
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.15%, 11/15/2026 (b) (c) (d)	7,500	7,000
Series Z, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 7.38%, 5/15/2028 (b) (c) (d)	5,000	5,131
Series AA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 7.63%, 11/15/2028 (b) (c) (d)	11,000	11,453
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (b) (c) (d)	6,725	6,710
Citizens Financial Group, Inc. Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.00%, 10/6/2026 (b) (c) (d)	2,444	2,190
Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.13%, 12/23/2025 (a) (b) (c) (d) (e)	7,710	7,823
Fifth Third Bancorp
Series H, (3-MONTH CME TERM SOFR + 3.29%), 8.60%, 8/5/2024 (b) (c) (d)	4,172	4,113
Series J, (3-MONTH CME TERM SOFR + 3.39%), 8.69%, 8/5/2024 (b) (c) (d)	2,925	2,913
Series L, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.22%), 4.50%, 9/30/2025 (b) (c) (d)	668	646
HSBC Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.00%, 3/7/2028 (a) (b) (c) (d)	12,721	13,360
(USD ICE Swap Rate 5 Year + 3.61%), 6.50%, 3/23/2028 (a) (b) (c) (d)	4,000	3,938
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (a) (b) (c) (d)	16,297	13,968
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.25%), 4.70%, 3/9/2031 (a) (b) (c) (d)	3,000	2,557
Huntington Bancshares, Inc.
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 4.05%), 4.45%, 10/15/2027 (b) (c) (d)	370	337
Series F, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.95%), 5.63%, 7/15/2030 (b) (c) (d)	6,214	5,939
ING Groep NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (a) (b) (c) (d)	15,100	14,515
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Preferred and Income Securities Fund	1

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(USD SOFR ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (a) (b) (c) (d) (f)	8,250	8,411
Intesa Sanpaolo SpA (Italy)
7.20%, 11/28/2033 (e)	3,000	3,208
7.80%, 11/28/2053 (e)	8,000	8,795
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (d)	5,280	5,353
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.75%, 6/27/2026 (a) (b) (c) (d)	9,530	9,494
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (a) (b) (c) (d)	11,046	10,806
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (a) (b) (c) (d)	5,120	5,173
Nordea Bank Abp (Finland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (a) (b) (c) (d) (e)	8,700	8,634
PNC Financial Services Group, Inc. (The) Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (b) (c) (d)	28,928	25,953
Regions Financial Corp. Series D, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.43%), 5.75%, 6/15/2025 (b) (c) (d)	2,890	2,839
Royal Bank of Canada (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 7.50%, 5/2/2029 (a) (b) (c) (d)	16,120	16,625
Skandinaviska Enskilda Banken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.07%), 6.88%, 6/30/2027 (a) (b) (c) (d) (f)	3,400	3,362
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026 (a) (b) (c) (d) (f)	4,600	4,103
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (a) (b) (c) (d) (e)	12,215	12,351
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (a) (b) (c) (d) (e)	7,770	8,061
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.98%), 7.75%, 8/15/2027 (a) (b) (c) (d) (e)	8,610	8,675
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Sumitomo Mitsui Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.28%), 6.60%, 6/5/2034 (a) (b) (c) (d)	3,330	3,308
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (b) (c) (d) (f)	10,200	8,770
Toronto-Dominion Bank (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2027 (a) (b) (c) (d)	15,305	15,862
Truist Financial Corp. Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024 (b) (c) (d)	21,047	20,680
US Bancorp (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (b) (c) (d)	11,465	10,370
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (c) (d)	30,744	29,420
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.63%, 9/15/2028 (b) (c) (d)	3,865	4,116
		477,760
Capital Markets — 13.8%
Bank of New York Mellon Corp. (The)
Series F, (3-MONTH CME TERM SOFR + 3.39%), 4.63%, 9/20/2026 (b) (c) (d)	7,352	7,091
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 3.75%, 12/20/2026 (b) (c) (d)	6,729	6,209
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (b) (c) (d)	11,684	10,963
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (b) (c) (d)	16,300	13,920
Goldman Sachs Group, Inc. (The)
Series S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 4.40%, 2/10/2025 (b) (c) (d)	6,000	5,886
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (b) (c) (d)	3,783	3,731
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (b) (c) (d)	3,000	2,827
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Preferred and Income Securities Fund	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (b) (c) (d)	5,050	5,291
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (b) (c) (d)	17,500	17,996
Morgan Stanley (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	17,700	17,597
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (b) (c) (d)	16,931	17,032
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (b) (c) (d) (e)	4,930	5,304
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (b) (c) (d) (e)	20,325	22,762
		136,609
Consumer Finance — 3.8%
Ally Financial, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.87%), 4.70%, 5/15/2026 (b) (c) (d)	7,360	6,477
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (b) (c) (d)	13,606	12,684
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (b) (c) (d)	13,812	12,711
Discover Financial Services
Series D, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.78%), 6.13%, 6/23/2025 (b) (c) (d)	2,190	2,166
Series C, (3-MONTH CME TERM SOFR + 3.34%), 5.50%, 10/30/2027 (b) (c) (d)	3,590	3,094
		37,132
Electric Utilities — 5.0%
Duke Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.39%), 4.88%, 9/16/2024 (b) (c) (d)	5,000	4,957
Edison International Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.90%), 5.00%, 12/15/2026 (b) (c) (d)	2,500	2,378
Electricite de France SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.41%), 9.13%, 3/15/2033 (b) (c) (d) (e)	5,630	6,123
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (d)	9,196	9,126
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (d)	5,550	5,501
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (d)	4,820	4,848
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (d)	2,000	1,999
(3-MONTH SOFR + 3.16%), 5.65%, 5/1/2079 (d)	5,000	4,772
PPL Capital Funding, Inc. Series A, (3-MONTH CME TERM SOFR + 2.93%), 8.26%, 3/30/2067 (d)	4,320	4,286
Southern Co. (The) Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.73%), 4.00%, 1/15/2051 (d)	5,103	4,948
		48,938
Financial Services — 2.1%
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (d)	11,215	11,317
Equitable Holdings, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.74%), 4.95%, 9/15/2025 (b) (c) (d)	2,949	2,903
Voya Financial, Inc. Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.36%), 7.76%, 9/15/2028 (b) (c) (d)	6,747	7,009
		21,229
Insurance — 5.1%
Allstate Corp. (The) (3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (d)	3,615	3,630
American International Group, Inc. Series A-9, (3-MONTH SOFR + 2.87%), 5.75%, 4/1/2048 (d)	4,105	4,019
Markel Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 6/1/2025 (b) (c) (d)	9,120	9,057
MetLife Capital Trust IV 7.88%, 12/15/2037 (e)	1,254	1,343
MetLife, Inc.
9.25%, 4/8/2038 (e)	6,500	7,527
10.75%, 8/1/2039	2,270	3,028
Nippon Life Insurance Co. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 5.95%, 4/16/2054 (d) (e)	8,350	8,233
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Preferred and Income Securities Fund	3

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
PartnerRe Finance B LLC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.82%), 4.50%, 10/1/2050 (d)	2,500	2,270
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (d)	1,293	1,278
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.75%, 3/1/2053 (d)	5,120	5,243
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (d)	4,340	4,381
		50,009
Media — 0.2%
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (d)	2,273	2,007
Multi-Utilities — 3.8%
CMS Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (d)	4,320	3,956
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.90%), 3.75%, 12/1/2050 (d)	7,118	5,950
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (b) (c) (d)	1,800	1,689
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (d)	2,430	2,528
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (d)	8,230	8,402
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (d)	5,820	5,847
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (d)	4,850	4,464
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (d)	4,610	4,582
		37,418
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — 5.7%
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (c) (d)	2,051	1,934
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.45%, 12/1/2033 (b) (c) (d)	3,040	3,123
Enbridge, Inc. (Canada)
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (d)	15,490	14,617
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.42%), 7.63%, 1/15/2083 (d)	2,530	2,586
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (d)	7,470	8,053
Energy Transfer LP
Series F, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.13%), 6.75%, 5/15/2025 (b) (c) (d)	3,000	2,985
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.69%), 6.50%, 11/15/2026 (b) (c) (d)	2,500	2,466
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030 (b) (c) (d)	7,106	7,039
Transcanada Trust (Canada)
Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (d)	2,390	2,339
(SOFR + 4.42%), 5.50%, 9/15/2079 (d)	3,207	2,943
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.99%), 5.60%, 3/7/2082 (d)	9,500	8,612
		56,697
Trading Companies & Distributors — 1.4%
AerCap Holdings NV (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.54%), 5.88%, 10/10/2024 (b) (c) (d)	1,590	1,583
Air Lease Corp.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 4.65%, 6/15/2026 (b) (c) (d)	7,554	7,170
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 4.13%, 12/15/2026 (b) (c) (d)	5,900	5,333
		14,086
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Preferred and Income Securities Fund	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — 1.4%
Rogers Communications, Inc. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (d) (e)	11,750	11,250
Vodafone Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (d)	2,750	2,342
		13,592
Total Corporate Bonds (Cost $862,794)		895,477
	SHARES (000)
Preferred Stocks — 3.7%
Capital Markets — 1.4%
Morgan Stanley
Series I, 6.38%, 10/15/2024 ($25 par value) (g)	—	14
Series P, 6.50%, 10/15/2027 ($25 par value) (g)	516	13,469
		13,483
Electric Utilities — 1.3%
SCE Trust VII Series M, 7.50%, 11/22/2028 ($25 par value) (g)	180	4,711
SCE Trust VIII Series N, 6.95%, 5/13/2029 ($25 par value) (g)	300	7,722
		12,433
Insurance — 1.0%
Allstate Corp. (The) Series J, 7.38%, 7/15/2028 ($25 par value) (g)	134	3,580
Athene Holding Ltd. Series E, 7.75%, 12/30/2027 ($25 par value) (g)	125	3,225
Lincoln National Corp. Series D, 9.00%, 12/1/2027 ($25 par value) (g)	127	3,552
		10,357
Total Preferred Stocks (Cost $35,062)		36,273
Exchange-Traded Funds — 0.4%
Fixed Income — 0.4%
Invesco Preferred ETF (Cost $4,589)	400	4,617
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.8%
Investment Companies — 3.8%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (h) (i) (Cost $37,312)	37,305	37,312
Total Investments — 98.5% (Cost $939,757)		973,679
Other Assets Less Liabilities — 1.5%		14,976
NET ASSETS — 100.0%		988,655

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

(a)
Contingent Capital security (“CoCo”). CoCos are hybrid debt
securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at June 30, 2024 is $307,360 or
31.09% of the Fund’s net assets as of June 30, 2024.

(b)	Security is an interest bearing note with preferred security characteristics.
(c)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2024.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2024.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(g)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Preferred and Income Securities Fund	5

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Preferred and Income Securities Fund	June 30, 2024

STATEMENT OF ASSETS AND LIABILITIES
AS OF June 30, 2024
(Amounts in thousands, except per share amounts)

JPMorgan Preferred and Income Securities Fund
ASSETS:
Investments in non-affiliates, at value	$936,367
Investments in affiliates, at value	37,312
Foreign currency, at value	3
Receivables:
Due from custodian	2,684
Fund shares sold	8,135
Interest from non-affiliates	10,262
Dividends from non-affiliates	332
Dividends from affiliates	6
Total Assets	995,101
LIABILITIES:
Payables:
Distributions	8
Investment securities purchased	2,684
Fund shares redeemed	3,118
Accrued liabilities:
Investment advisory fees	351
Administration fees	31
Distribution fees	11
Service fees	17
Custodian and accounting fees	8
Trustees’ and Chief Compliance Officer’s fees	— (a)
Other	218
Total Liabilities	6,446
Net Assets	$988,655

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Preferred and Income Securities Fund	7

STATEMENT OF ASSETS AND LIABILITIES
AS OF June 30, 2024 (continued)
(Amounts in thousands, except per share amounts)
JPMorgan Preferred and Income Securities Fund
NET ASSETS:
Paid-in-Capital	$977,248
Total distributable earnings (loss)	11,407
Total Net Assets	$988,655
Net Assets:
Class A	$15,756
Class C	13,026
Class I	399,828
Class R6	560,045
Total	$988,655
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	1,667
Class C	1,380
Class I	42,332
Class R6	59,284
Net Asset Value (a):
Class A — Redemption price per share	$9.45
Class C — Offering price per share (b)	9.44
Class I — Offering and redemption price per share	9.45
Class R6 — Offering and redemption price per share	9.45
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$9.82
Cost of investments in non-affiliates	$902,445
Cost of investments in affiliates	37,312
Cost of foreign currency	3

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Preferred and Income Securities Fund	June 30, 2024

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024
(Amounts in thousands)

JPMorgan Preferred and Income Securities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$45,004
Dividend income from non-affiliates	2,080
Dividend income from affiliates	1,135
Total investment income	48,219
EXPENSES:
Investment advisory fees	3,856
Administration fees	578
Distribution fees:
Class A	38
Class C	86
Service fees:
Class A	38
Class C	28
Class I	754
Custodian and accounting fees	32
Professional fees	109
Trustees’ and Chief Compliance Officer’s fees	25
Printing and mailing costs	31
Registration and filing fees	245
Transfer agency fees (See Note 2.F.)	9
Other	22
Total expenses	5,851
Less fees waived	(1,342)
Less expense reimbursements	(1)
Net expenses	4,508
Net investment income (loss)	43,711
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	2,978
Investments in affiliates	(4)
Foreign currency transactions	— (a)
Net realized gain (loss)	2,974
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	51,179
Investments in affiliates	(1)
Foreign currency translations	— (a)
Change in net unrealized appreciation/depreciation	51,178
Net realized/unrealized gains (losses)	54,152
Change in net assets resulting from operations	$97,863

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Preferred and Income Securities Fund	9

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Preferred and Income Securities Fund
	Year Ended June 30, 2024	Period Ended June 30, 2023 (a)	Period Ended February 28, 2023 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$43,711	$11,377	$16,751
Net realized gain (loss)	2,974	(26,627)	(372)
Change in net unrealized appreciation/depreciation	51,178	(14,117)	(3,139)
Change in net assets resulting from operations	97,863	(29,367)	13,240
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(823)	(229)	(271)
Class C (c)	(574)	(147)	(134)
Class I	(17,248)	(4,400)	(6,043)
Class R6	(25,808)	(4,950)	(9,703)
Total distributions to shareholders	(44,453)	(9,726)	(16,151)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	349,997	(87,933)	715,185
NET ASSETS:
Change in net assets	403,407	(127,026)	712,274
Beginning of period	585,248	712,274	—
End of period	$988,655	$585,248	$712,274

(a)
The Fund changed its fiscal year end from the last day of February to June 30th.
(b)
Commencement of operations was March 31, 2022.
(c)
Commencement of offering of class of shares effective August 1, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Preferred and Income Securities Fund	June 30, 2024

	JPMorgan Preferred and Income Securities Fund
	Year Ended June 30, 2024	Period Ended June 30, 2023 (a)	Period Ended February 28, 2023 (b)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$4,526	$1,692	$19,795
Distributions reinvested	822	228	269
Cost of shares redeemed	(6,327)	(580)	(5,034)
Change in net assets resulting from Class A capital transactions	(979)	1,340	15,030
Class C (c)
Proceeds from shares issued	4,239	2,310	11,163
Distributions reinvested	573	147	135
Cost of shares redeemed	(4,028)	(1,058)	(820)
Change in net assets resulting from Class C capital transactions	784	1,399	10,478
Class I
Proceeds from shares issued	178,558	37,079	392,032
Distributions reinvested	17,243	4,399	6,042
Cost of shares redeemed	(77,050)	(95,141)	(65,656)
Change in net assets resulting from Class I capital transactions	118,751	(53,663)	332,418
Class R6
Proceeds from shares issued	391,308	29,635	399,210
Distributions reinvested	25,701	4,943	9,699
Cost of shares redeemed	(185,568)	(71,587)	(51,650)
Change in net assets resulting from Class R6 capital transactions	231,441	(37,009)	357,259
Total change in net assets resulting from capital transactions	$349,997	$(87,933)	$715,185
SHARE TRANSACTIONS:
Class A
Issued	497	193	2,176
Reinvested	91	26	29
Redeemed	(715)	(67)	(563)
Change in Class A Shares	(127)	152	1,642
Class C (c)
Issued	459	264	1,219
Reinvested	63	17	14
Redeemed	(444)	(122)	(90)
Change in Class C Shares	78	159	1,143
Class I
Issued	19,479	4,211	42,338
Reinvested	1,892	504	666
Redeemed	(8,535)	(10,923)	(7,300)
Change in Class I Shares	12,836	(6,208)	35,704

(a)
The Fund changed its fiscal year end from the last day of February to June 30th.
(b)
Commencement of operations was March 31, 2022.
(c)
Commencement of offering of class of shares effective August 1, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Preferred and Income Securities Fund	11

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Preferred and Income Securities Fund
	Year Ended June 30, 2024	Period Ended June 30, 2023 (a)	Period Ended February 28, 2023 (b)
SHARE TRANSACTIONS: (continued)
Class R6
Issued	42,865	3,393	42,932
Reinvested	2,817	566	1,072
Redeemed	(20,443)	(8,209)	(5,709)
Change in Class R6 Shares	25,239	(4,250)	38,295

(a)
The Fund changed its fiscal year end from the last day of February to June 30th.
(b)
Commencement of operations was March 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Preferred and Income Securities Fund	June 30, 2024

THIS PAGE IS INTENTIONALLY LEFT BLANK

13

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Preferred and Income Securities Fund
Class A
Year Ended June 30, 2024	$8.79	$0.49	$0.67	$1.16	$(0.50)	$9.45
March 1, 2023 through June 30, 2023 (e)	9.28	0.16	(0.52)	(0.36)	(0.13)	8.79
March 31, 2022 (g) through February 28, 2023	10.00	0.42	(0.79)	(0.37)	(0.35)	9.28
Class C
Year Ended June 30, 2024	8.78	0.44	0.67	1.11	(0.45)	9.44
March 1, 2023 through June 30, 2023 (e)	9.27	0.14	(0.51)	(0.37)	(0.12)	8.78
August 1, 2022 (h) through February 28, 2023	9.46	0.24	(0.21)	0.03	(0.22)	9.27
Class I
Year Ended June 30, 2024	8.78	0.51	0.68	1.19	(0.52)	9.45
March 1, 2023 through June 30, 2023 (e)	9.28	0.17	(0.53)	(0.36)	(0.14)	8.78
March 31, 2022 (g) through February 28, 2023	10.00	0.44	(0.79)	(0.35)	(0.37)	9.28
Class R6
Year Ended June 30, 2024	8.78	0.52	0.68	1.20	(0.53)	9.45
March 1, 2023 through June 30, 2023 (e)	9.28	0.17	(0.53)	(0.36)	(0.14)	8.78
March 31, 2022 (g) through February 28, 2023	10.00	0.43	(0.78)	(0.35)	(0.37)	9.28

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	The Fund changed its fiscal year end from the last day of February to June 30th.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Commencement of operations.
(h)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Preferred and Income Securities Fund	June 30, 2024

Ratios/Supplemental data
		Ratios to average net assets (a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

13.55%	$15,756	0.85%	5.40%	1.14%	36%
(3.82)	15,771	0.85 (f)	5.43 (f)	1.17 (f)	14
(3.60)	15,246	0.84 (f)	5.06 (f)	1.20 (f)	29

13.00	13,026	1.35	4.90	1.64	36
(4.00)	11,428	1.35 (f)	4.93 (f)	1.67 (f)	14
0.42	10,594	1.34 (f)	4.56 (f)	1.71 (f)	29

13.96	399,828	0.60	5.66	0.89	36
(3.84)	259,029	0.60 (f)	5.67 (f)	0.92 (f)	14
(3.38)	331,170	0.59 (f)	5.23 (f)	1.01 (f)	29

14.01	560,045	0.55	5.71	0.64	36
(3.83)	299,020	0.55 (f)	5.73 (f)	0.67 (f)	14
(3.34)	355,264	0.55 (f)	5.21 (f)	0.70 (f)	29
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Preferred and Income Securities Fund	15

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024
(Dollar values in thousands)
1. Organization
JPMorgan Trust IV (the "Trust”) was formed on November 11, 2015, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 11, 2015 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following is a separate fund of the Trust (the "Fund") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Preferred and Income Securities Fund	Class A, Class C, Class I and Class R6	Diversified
Effective June 30, 2023, the Fund changed its fiscal year end from the last day of February to June 30th.
The investment objective of the Fund is to seek to provide a high level of current income and total return.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund's prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

16	J.P. Morgan Preferred and Income Securities Fund	June 30, 2024

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$895,477	$—	$895,477
Exchange-Traded Funds	4,617	—	—	4,617
Preferred Stocks	36,273	—	—	36,273
Short-Term Investments
Investment Companies	37,312	—	—	37,312
Total Investments in Securities	$78,202	$895,477	$—	$973,679
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.
As of June 30, 2024, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower

June 30, 2024	J.P. Morgan Preferred and Income Securities Fund	17

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not lend out any securities during the year ended June 30, 2024.
D. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$10,018	$480,437	$453,138	$(4)	$(1)	$37,312	37,305	$1,135	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
F. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Fund for the year ended June 30, 2024 are as follows:
	Class A	Class C	Class I	Class R6	Total
Transfer agency fees	$1	$1	$2	$5	$9

18	J.P. Morgan Preferred and Income Securities Fund	June 30, 2024

G. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of June 30, 2024, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
H. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared daily and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$—	$(93)	$93
The reclassifications for the Fund relate primarily to tax adjustments on certain investments.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.50% of the Fund's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the year ended June 30, 2024, the effective rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund's principal underwriter and promotes and arranges for the sale of the Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Fund do not charge a distribution fee. The Distribution Plan provides that the Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%
The Distributor waived distribution fees as outlined in Note 3.F.

June 30, 2024	J.P. Morgan Preferred and Income Securities Fund	19

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2024, JPMDS retained the following:
Front-End Sales Charge	CDSC
$4	$—
D. Service Fees— The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I
0.25%	0.25%	0.25%
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund's respective average daily net assets as shown in the table below:
Class A	Class C	Class I	Class R6
0.85%	1.35%	0.60%	0.55%
The expense limitation agreement was in effect for the year ended June 30, 2024 and are in place until at least October 31, 2024.
For the year ended June 30, 2024, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total
$398	$266	$656	$1,320
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended June 30, 2024 was $22.
JPMIM voluntarily agreed to reimburse the Fund for the Trustee Fees paid to one of the interested Trustees. For the year ended June 30, 2024, the amount of this reimbursement was $1.

20	J.P. Morgan Preferred and Income Securities Fund	June 30, 2024

G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2024, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$581,833	$269,304
During the year ended June 30, 2024, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2024 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$940,114	$34,437	$872	$33,565
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments and wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2024 was as follows:
Ordinary Income*	Total Distributions Paid
$44,453	$44,453

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the period ended June 30, 2023 was as follows:
Ordinary Income*	Total Distributions Paid
$9,726	$9,726

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

June 30, 2024	J.P. Morgan Preferred and Income Securities Fund	21

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
As of June 30, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$3,835	$(23,276)	$33,565
The cumulative timing differences primarily consist of tax adjustments on certain investments, dividends payable and wash sale loss deferrals.
As of June 30, 2024, the Fund had net capital loss carryforwards, which are available to offset future realized gains:
Capital Loss Carryforward Character
Short-Term
$23,276
During the year ended June 30, 2024, the following Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term	Long-Term
$2,397	$75
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Fund because the Fund and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2024.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2024.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the year ended June 30, 2024.

22	J.P. Morgan Preferred and Income Securities Fund	June 30, 2024

7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of June 30, 2024, the Fund had one individual shareholder and/or affiliated omnibus account, which owned 98.8% of the Fund's outstanding shares.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
The Fund is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund invests in variable and floating rate loans and other variable and floating rate securities. Although these investments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Fund is subject to credit risk. The Fund's investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund's securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e. the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Fund is subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of the Fund's investments, increase the Fund's volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund's investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of June 30, 2024, the Fund had non-U.S. country allocations representing greater than 10% of total investments as follows:
Canada	11.3%
The Fund invests in contingent convertible securities (“CoCos”) and is subject to additional risks from such investments. CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event such as a decline in capital ratio below a prescribed threshold occurs. If such a trigger event occurs, the Fund may lose the principal amount invested on a permanent or temporary basis or the CoCo may be converted to equity. Even though the Fund does not invest in common stock as a principal investment strategy, the Fund will be subject to increased equity market risk in the event that such securities are converted to equity. In addition to being subject to a possible write-down upon the occurrence of a trigger event, CoCos may also be subject to a permanent write-down or conversion into equity (in whole or in part), if the applicable bank regulator or other public administrative authority having responsibility for managing the orderly dissolution of an institution has determined that the issuer is not viable. Coupon payments on CoCos may be discretionary and may be cancelled by the issuer. Holders of CoCos may suffer a loss of capital when comparable equity holders do not. As CoCos may be perpetual or have long-dated maturities, they may face greater interest rate sensitivity and may be subject to greater fluctuations in value than securities with shorter maturity dates. Such securities also may be subject to prepayment risk due to optional or mandatory redemption provisions.

June 30, 2024	J.P. Morgan Preferred and Income Securities Fund	23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust IV and Shareholders of JPMorgan Preferred and Income Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan Preferred and Income Securities Fund (one of the funds constituting JPMorgan Trust IV, referred to hereafter as the “Fund”) as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for the year ended June 30, 2024, for the period March 1, 2023 through June 30, 2023, and for the period March 31, 2022 (commencement of operations) through February 28, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for the year ended June 30, 2024, for the period March 1, 2023 through June 30, 2023 and for the period March 31, 2022 (commencement of operations) through February 28, 2023, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 27, 2024
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

24	J.P. Morgan Preferred and Income Securities Fund	June 30, 2024

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended June 30, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Dividends Received Deduction (DRD)
The Fund had 36.94%, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2024.
Qualified Dividend Income (QDI)
The Fund had $32,185, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2024.

June 30, 2024	J.P. Morgan Preferred and Income Securities Fund	25

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Fund.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund's website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund's voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund's website at www.jpmorganfunds.com no later than August 31 of each year. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. June 2024.
AN-FI-624

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.

Annual Report
J.P. Morgan Large Cap Funds
June 30, 2024
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Equity Premium Income Fund
JPMorgan Hedged Equity Fund
JPMorgan Hedged Equity 2 Fund
JPMorgan Hedged Equity 3 Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan U.S. Applied Data Science Value Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. GARP Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Research Enhanced Equity Fund
JPMorgan U.S. Sustainable Leaders Fund
JPMorgan U.S. Value Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.8%
Aerospace & Defense — 4.2%
General Dynamics Corp.	3,083	894,534
Northrop Grumman Corp.	877	382,371
RTX Corp.	6,120	614,361
		1,891,266
Air Freight & Logistics — 1.7%
United Parcel Service, Inc., Class B	5,542	758,479
Banks — 8.9%
Bank of America Corp.	29,102	1,157,394
PNC Financial Services Group, Inc. (The)	4,381	681,093
Truist Financial Corp.	11,439	444,401
US Bancorp	8,639	342,952
Wells Fargo & Co.	22,755	1,351,435
		3,977,275
Beverages — 1.8%
Coca-Cola Co. (The)	7,043	448,293
PepsiCo, Inc.	2,182	359,905
		808,198
Biotechnology — 1.9%
AbbVie, Inc.	4,984	854,902
Capital Markets — 7.6%
Ares Management Corp.	2,540	338,503
BlackRock, Inc.	737	579,994
Blackstone, Inc.	1,829	226,397
Charles Schwab Corp. (The)	12,283	905,174
CME Group, Inc.	2,025	398,189
Morgan Stanley	9,551	928,260
		3,376,517
Chemicals — 3.3%
Air Products and Chemicals, Inc.	3,204	826,847
PPG Industries, Inc.	5,326	670,475
		1,497,322
Commercial Services & Supplies — 0.6%
Republic Services, Inc.	1,376	267,384
Consumer Finance — 2.2%
American Express Co.	3,597	832,783
Capital One Financial Corp.	954	132,097
		964,880
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Staples Distribution & Retail — 2.4%
Sysco Corp.	4,786	341,659
Walmart, Inc.	10,492	710,402
		1,052,061
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	6,923	285,525
Electric Utilities — 1.9%
NextEra Energy, Inc.	7,674	543,392
Xcel Energy, Inc.	5,990	319,927
		863,319
Electrical Equipment — 1.5%
Eaton Corp. plc	2,096	657,169
Electronic Equipment, Instruments & Components — 0.8%
Corning, Inc.	9,290	360,899
Food Products — 1.6%
Hershey Co. (The)	1,850	340,150
Mondelez International, Inc., Class A	5,581	365,209
		705,359
Ground Transportation — 3.0%
Norfolk Southern Corp.	3,778	811,205
Union Pacific Corp.	2,309	522,353
		1,333,558
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	4,368	453,940
Becton Dickinson & Co.	1,570	366,888
Medtronic plc	4,739	372,993
		1,193,821
Health Care Providers & Services — 4.9%
Cencora, Inc.	1,455	327,660
Cigna Group (The)	1,388	458,854
CVS Health Corp.	2,950	174,233
UnitedHealth Group, Inc.	2,425	1,235,002
		2,195,749
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc.	974	113,888
Ventas, Inc.	3,619	185,524
		299,412
Hotels, Restaurants & Leisure — 1.2%
McDonald's Corp.	2,101	535,398
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	1

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Products — 1.5%
Procter & Gamble Co. (The)	4,051	668,148
Industrial REITs — 0.7%
Prologis, Inc.	2,769	311,038
Insurance — 5.4%
Arthur J Gallagher & Co.	1,377	356,973
Chubb Ltd.	1,973	503,246
Hartford Financial Services Group, Inc. (The)	3,175	319,206
Marsh & McLennan Cos., Inc.	978	206,087
MetLife, Inc.	6,319	443,552
Progressive Corp. (The)	1,393	289,384
Travelers Cos., Inc. (The)	1,380	280,520
		2,398,968
IT Services — 0.9%
Accenture plc, Class A	658	199,546
International Business Machines Corp.	1,258	217,656
		417,202
Machinery — 4.3%
Deere & Co.	1,842	688,332
Dover Corp.	3,978	717,731
Parker-Hannifin Corp.	983	497,171
		1,903,234
Media — 1.8%
Comcast Corp., Class A	20,486	802,246
Multi-Utilities — 2.4%
CMS Energy Corp.	4,649	276,766
Dominion Energy, Inc.	8,865	434,394
Public Service Enterprise Group, Inc.	4,878	359,475
		1,070,635
Oil, Gas & Consumable Fuels — 8.6%
Chevron Corp.	6,618	1,035,212
ConocoPhillips	10,690	1,222,679
EOG Resources, Inc.	5,886	740,900
Exxon Mobil Corp.	7,224	831,599
		3,830,390
Personal Care Products — 0.5%
Kenvue, Inc.	12,137	220,644
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	14,582	605,609
Eli Lilly & Co.	300	271,138
Johnson & Johnson	4,619	675,118
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — continued
Merck & Co., Inc.	2,762	341,896
Pfizer, Inc.	5,716	159,939
		2,053,700
Residential REITs — 0.5%
AvalonBay Communities, Inc.	1,026	212,255
Semiconductors & Semiconductor Equipment — 5.9%
Analog Devices, Inc.	4,148	946,834
Lam Research Corp.	158	168,086
Microchip Technology, Inc.	4,067	372,111
NXP Semiconductors NV (China)	1,581	425,570
Texas Instruments, Inc.	3,768	733,036
		2,645,637
Software — 1.8%
Microsoft Corp.	1,797	803,272
Specialty Retail — 4.3%
Home Depot, Inc. (The)	1,751	602,826
Lowe's Cos., Inc.	2,769	610,565
TJX Cos., Inc. (The)	6,247	687,769
		1,901,160
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	563	118,491
Seagate Technology Holdings plc	3,913	404,121
		522,612
Tobacco — 1.9%
Philip Morris International, Inc.	8,381	849,246
Total Common Stocks (Cost $28,958,914)		44,488,880
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b) (Cost $75,282)	75,267	75,282
Total Investments — 100.0% (Cost $29,034,196)		44,564,162
Other Assets Less Liabilities — 0.0% ^		2,623
NET ASSETS — 100.0%		44,566,785

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Large Cap Funds	June 30, 2024

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	3

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.7%
Aerospace & Defense — 1.8%
Axon Enterprise, Inc. *	16	4,691
Boeing Co. (The) *	130	23,604
General Dynamics Corp.	51	14,825
General Electric Co.	246	39,107
Howmet Aerospace, Inc.	87	6,765
Huntington Ingalls Industries, Inc.	9	2,183
L3Harris Technologies, Inc.	43	9,574
Lockheed Martin Corp.	48	22,417
Northrop Grumman Corp.	31	13,630
RTX Corp.	299	29,996
Textron, Inc.	43	3,680
TransDigm Group, Inc.	12	16,067
		186,539
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	26	2,319
Expeditors International of Washington, Inc.	32	3,962
FedEx Corp.	51	15,256
United Parcel Service, Inc., Class B	164	22,433
		43,970
Automobile Components — 0.1%
Aptiv plc *	61	4,306
BorgWarner, Inc.	51	1,651
		5,957
Automobiles — 1.4%
Ford Motor Co.	881	11,052
General Motors Co.	256	11,913
Tesla, Inc. *	624	123,391
		146,356
Banks — 3.2%
Bank of America Corp.	1,529	60,811
Citigroup, Inc.	429	27,204
Citizens Financial Group, Inc.	102	3,684
Fifth Third Bancorp	154	5,610
Huntington Bancshares, Inc.	326	4,293
JPMorgan Chase & Co. (a)	645	130,535
KeyCorp	212	3,011
M&T Bank Corp.	37	5,676
PNC Financial Services Group, Inc. (The)	89	13,904
Regions Financial Corp.	206	4,125
Truist Financial Corp.	301	11,683
INVESTMENTS	SHARES (000)	VALUE ($000)

Banks — continued
US Bancorp	351	13,923
Wells Fargo & Co.	783	46,533
		330,992
Beverages — 1.3%
Brown-Forman Corp., Class B (b)	40	1,738
Coca-Cola Co. (The)	871	55,462
Constellation Brands, Inc., Class A	36	9,309
Keurig Dr Pepper, Inc.	235	7,835
Molson Coors Beverage Co., Class B	41	2,077
Monster Beverage Corp. *	160	7,962
PepsiCo, Inc.	309	50,959
		135,342
Biotechnology — 1.9%
AbbVie, Inc.	397	68,070
Amgen, Inc.	120	37,669
Biogen, Inc. *	33	7,586
Gilead Sciences, Inc.	280	19,210
Incyte Corp. *	36	2,166
Moderna, Inc. *	75	8,898
Regeneron Pharmaceuticals, Inc. *	24	25,055
Vertex Pharmaceuticals, Inc. *	58	27,183
		195,837
Broadline Retail — 3.9%
Amazon.com, Inc. *	2,058	397,735
eBay, Inc.	114	6,109
Etsy, Inc. *	26	1,550
		405,394
Building Products — 0.5%
A O Smith Corp.	27	2,220
Allegion plc	20	2,322
Builders FirstSource, Inc. *	27	3,797
Carrier Global Corp.	188	11,879
Johnson Controls International plc	151	10,064
Masco Corp.	50	3,300
Trane Technologies plc	51	16,733
		50,315
Capital Markets — 2.8%
Ameriprise Financial, Inc.	22	9,536
Bank of New York Mellon Corp. (The)	168	10,066
BlackRock, Inc.	31	24,716
Blackstone, Inc.	161	19,884
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Equity Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Cboe Global Markets, Inc.	24	4,019
Charles Schwab Corp. (The)	336	24,724
CME Group, Inc.	81	15,909
FactSet Research Systems, Inc.	9	3,497
Franklin Resources, Inc.	67	1,506
Goldman Sachs Group, Inc. (The)	72	32,780
Intercontinental Exchange, Inc.	129	17,646
Invesco Ltd.	101	1,512
KKR & Co., Inc.	150	15,742
MarketAxess Holdings, Inc.	9	1,708
Moody's Corp.	35	14,856
Morgan Stanley	281	27,333
MSCI, Inc.	18	8,578
Nasdaq, Inc.	85	5,153
Northern Trust Corp.	46	3,861
Raymond James Financial, Inc.	42	5,182
S&P Global, Inc.	72	32,085
State Street Corp.	68	5,010
T. Rowe Price Group, Inc.	50	5,787
		291,090
Chemicals — 1.4%
Air Products and Chemicals, Inc.	50	12,892
Albemarle Corp. (b)	26	2,523
Celanese Corp.	23	3,046
CF Industries Holdings, Inc.	41	3,045
Corteva, Inc.	157	8,449
Dow, Inc.	158	8,384
DuPont de Nemours, Inc.	94	7,563
Eastman Chemical Co.	27	2,590
Ecolab, Inc.	57	13,595
FMC Corp.	28	1,614
International Flavors & Fragrances, Inc.	57	5,464
Linde plc	108	47,408
LyondellBasell Industries NV, Class A	58	5,530
Mosaic Co. (The)	72	2,088
PPG Industries, Inc.	53	6,659
Sherwin-Williams Co. (The)	52	15,645
		146,495
Commercial Services & Supplies — 0.6%
Cintas Corp.	20	13,572
Copart, Inc. *	197	10,650
Republic Services, Inc.	46	8,941
Rollins, Inc.	63	3,079
INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — continued
Veralto Corp.	49	4,714
Waste Management, Inc.	82	17,500
		58,456
Communications Equipment — 0.8%
Arista Networks, Inc. *	57	19,993
Cisco Systems, Inc.	910	43,235
F5, Inc. *	13	2,268
Juniper Networks, Inc.	73	2,663
Motorola Solutions, Inc.	38	14,471
		82,630
Construction & Engineering — 0.1%
Quanta Services, Inc.	33	8,359
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	14	7,506
Vulcan Materials Co.	30	7,391
		14,897
Consumer Finance — 0.5%
American Express Co.	128	29,571
Capital One Financial Corp.	86	11,889
Discover Financial Services	56	7,367
Synchrony Financial	90	4,259
		53,086
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	100	84,721
Dollar General Corp.	49	6,528
Dollar Tree, Inc. *	47	4,973
Kroger Co. (The)	150	7,511
Sysco Corp.	112	7,990
Target Corp.	104	15,392
Walgreens Boots Alliance, Inc.	161	1,946
Walmart, Inc.	960	65,003
		194,064
Containers & Packaging — 0.2%
Amcor plc	325	3,177
Avery Dennison Corp.	18	3,959
Ball Corp.	70	4,187
International Paper Co.	78	3,368
Packaging Corp. of America	20	3,657
WestRock Co.	58	2,916
		21,264
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Equity Funds	5

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Distributors — 0.1%
Genuine Parts Co.	31	4,330
LKQ Corp.	60	2,494
Pool Corp.	9	2,647
		9,471
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	1,611	30,794
Verizon Communications, Inc.	946	39,013
		69,807
Electric Utilities — 1.5%
Alliant Energy Corp.	58	2,933
American Electric Power Co., Inc.	118	10,394
Constellation Energy Corp.	71	14,188
Duke Energy Corp.	173	17,385
Edison International	86	6,209
Entergy Corp.	48	5,135
Evergy, Inc.	52	2,737
Eversource Energy	79	4,490
Exelon Corp.	225	7,778
FirstEnergy Corp.	116	4,455
NextEra Energy, Inc.	462	32,696
NRG Energy, Inc.	47	3,648
PG&E Corp.	480	8,386
Pinnacle West Capital Corp. (b)	26	1,949
PPL Corp.	166	4,584
Southern Co. (The)	246	19,062
Xcel Energy, Inc.	125	6,670
		152,699
Electrical Equipment — 0.7%
AMETEK, Inc.	52	8,672
Eaton Corp. plc	90	28,173
Emerson Electric Co.	128	14,164
GE Vernova, Inc. *	61	10,565
Generac Holdings, Inc. *	14	1,801
Hubbell, Inc.	12	4,409
Rockwell Automation, Inc.	26	7,053
		74,837
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	270	18,187
CDW Corp.	30	6,761
Corning, Inc.	173	6,731
Jabil, Inc.	27	2,949
Keysight Technologies, Inc. *	39	5,365
INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — continued
TE Connectivity Ltd.	69	10,353
Teledyne Technologies, Inc. *	11	4,135
Trimble, Inc. *	55	3,069
Zebra Technologies Corp., Class A *	12	3,570
		61,120
Energy Equipment & Services — 0.3%
Baker Hughes Co.	224	7,888
Halliburton Co.	199	6,721
Schlumberger NV	321	15,156
		29,765
Entertainment — 1.2%
Electronic Arts, Inc.	54	7,618
Live Nation Entertainment, Inc. *	32	3,001
Netflix, Inc. *	97	65,356
Take-Two Interactive Software, Inc. *	36	5,549
Walt Disney Co. (The)	410	40,680
Warner Bros Discovery, Inc. *	501	3,729
		125,933
Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B *	407	165,512
Corpay, Inc. *	16	4,207
Fidelity National Information Services, Inc.	125	9,421
Fiserv, Inc. *	131	19,598
Global Payments, Inc.	57	5,547
Jack Henry & Associates, Inc.	16	2,720
Mastercard, Inc., Class A	185	81,399
PayPal Holdings, Inc. *	235	13,642
Visa, Inc., Class A (b)	354	92,856
		394,902
Food Products — 0.7%
Archer-Daniels-Midland Co.	111	6,717
Bunge Global SA	32	3,398
Campbell Soup Co.	44	1,998
Conagra Brands, Inc.	107	3,053
General Mills, Inc.	127	8,026
Hershey Co. (The)	33	6,099
Hormel Foods Corp.	65	1,989
J M Smucker Co. (The)	24	2,602
Kellanova	59	3,413
Kraft Heinz Co. (The)	177	5,715
Lamb Weston Holdings, Inc.	33	2,729
McCormick & Co., Inc. (Non-Voting)	57	4,014
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Equity Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — continued
Mondelez International, Inc., Class A	302	19,727
Tyson Foods, Inc., Class A	64	3,673
		73,153
Gas Utilities — 0.0% ^
Atmos Energy Corp.	34	3,955
Ground Transportation — 1.0%
CSX Corp.	439	14,696
JB Hunt Transport Services, Inc.	18	2,931
Norfolk Southern Corp.	51	10,900
Old Dominion Freight Line, Inc.	40	7,072
Uber Technologies, Inc. *	470	34,131
Union Pacific Corp.	137	31,025
		100,755
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	391	40,625
Align Technology, Inc. *	16	3,799
Baxter International, Inc.	115	3,831
Becton Dickinson & Co.	65	15,180
Boston Scientific Corp. *	330	25,445
Cooper Cos., Inc. (The)	45	3,900
Dexcom, Inc. *	89	10,133
Edwards Lifesciences Corp. *	135	12,510
GE HealthCare Technologies, Inc.	95	7,434
Hologic, Inc. *	53	3,894
IDEXX Laboratories, Inc. *	19	9,043
Insulet Corp. *	16	3,176
Intuitive Surgical, Inc. *	80	35,462
Medtronic plc	298	23,488
ResMed, Inc. (b)	33	6,320
Solventum Corp. *	31	1,642
STERIS plc	22	4,875
Stryker Corp.	76	25,926
Teleflex, Inc.	11	2,227
Zimmer Biomet Holdings, Inc.	46	5,018
		243,928
Health Care Providers & Services — 2.4%
Cardinal Health, Inc.	55	5,382
Cencora, Inc.	37	8,382
Centene Corp. *	120	7,952
Cigna Group (The)	64	21,105
CVS Health Corp.	282	16,663
DaVita, Inc. *	12	1,611
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — continued
Elevance Health, Inc.	52	28,304
HCA Healthcare, Inc.	44	13,994
Henry Schein, Inc. *	29	1,845
Humana, Inc.	27	10,119
Labcorp Holdings, Inc.	19	3,855
McKesson Corp.	29	17,062
Molina Healthcare, Inc. *	13	3,915
Quest Diagnostics, Inc.	25	3,418
UnitedHealth Group, Inc.	207	105,339
Universal Health Services, Inc., Class B	13	2,480
		251,426
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	35	4,137
Healthpeak Properties, Inc.	158	3,100
Ventas, Inc.	91	4,663
Welltower, Inc.	135	14,009
		25,909
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	158	2,849
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A *	99	15,045
Booking Holdings, Inc.	8	30,206
Caesars Entertainment, Inc. *	49	1,933
Carnival Corp. *	227	4,250
Chipotle Mexican Grill, Inc. *	309	19,337
Darden Restaurants, Inc.	27	4,059
Domino's Pizza, Inc.	8	4,048
Expedia Group, Inc. *	29	3,595
Hilton Worldwide Holdings, Inc.	56	12,262
Las Vegas Sands Corp.	82	3,630
Marriott International, Inc., Class A	54	13,036
McDonald's Corp.	162	41,276
MGM Resorts International *	56	2,506
Norwegian Cruise Line Holdings Ltd. *	96	1,812
Royal Caribbean Cruises Ltd. *	53	8,483
Starbucks Corp.	255	19,818
Wynn Resorts Ltd.	21	1,899
Yum! Brands, Inc.	63	8,384
		195,579
Household Durables — 0.3%
DR Horton, Inc.	67	9,387
Garmin Ltd.	34	5,626
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Equity Funds	7

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — continued
Lennar Corp., Class A	55	8,248
Mohawk Industries, Inc. *	12	1,353
NVR, Inc. *	1	5,342
PulteGroup, Inc.	47	5,205
		35,161
Household Products — 1.2%
Church & Dwight Co., Inc.	55	5,697
Clorox Co. (The)	28	3,809
Colgate-Palmolive Co.	184	17,893
Kimberly-Clark Corp.	76	10,458
Procter & Gamble Co. (The)	530	87,477
		125,334
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	160	2,806
Vistra Corp.	73	6,311
		9,117
Industrial Conglomerates — 0.4%
3M Co.	125	12,709
Honeywell International, Inc.	146	31,251
		43,960
Industrial REITs — 0.2%
Prologis, Inc.	208	23,369
Insurance — 2.0%
Aflac, Inc.	116	10,379
Allstate Corp. (The)	59	9,470
American International Group, Inc.	149	11,073
Aon plc, Class A	49	14,346
Arch Capital Group Ltd. *	84	8,479
Arthur J Gallagher & Co.	49	12,734
Assurant, Inc.	12	1,942
Brown & Brown, Inc.	53	4,757
Chubb Ltd.	91	23,278
Cincinnati Financial Corp.	35	4,155
Everest Group Ltd.	10	3,721
Globe Life, Inc.	19	1,553
Hartford Financial Services Group, Inc. (The)	67	6,683
Loews Corp.	41	3,050
Marsh & McLennan Cos., Inc.	111	23,334
MetLife, Inc.	134	9,423
Principal Financial Group, Inc.	48	3,802
Progressive Corp. (The)	132	27,341
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued
Prudential Financial, Inc.	81	9,455
Travelers Cos., Inc. (The)	52	10,465
Willis Towers Watson plc	23	6,023
WR Berkley Corp.	45	3,567
		209,030
Interactive Media & Services — 6.7%
Alphabet, Inc., Class A	1,320	240,461
Alphabet, Inc., Class C	1,098	201,443
Match Group, Inc. *	60	1,814
Meta Platforms, Inc., Class A	493	248,332
		692,050
IT Services — 1.0%
Accenture plc, Class A	141	42,872
Akamai Technologies, Inc. *	34	3,084
Cognizant Technology Solutions Corp., Class A	112	7,598
EPAM Systems, Inc. *	13	2,451
Gartner, Inc. *	17	7,835
GoDaddy, Inc., Class A *	32	4,425
International Business Machines Corp.	206	35,705
VeriSign, Inc. *	20	3,463
		107,433
Leisure Products — 0.0% ^
Hasbro, Inc.	29	1,721
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	66	8,538
Bio-Rad Laboratories, Inc., Class A *	5	1,252
Bio-Techne Corp.	35	2,537
Charles River Laboratories International, Inc. *	12	2,392
Danaher Corp.	148	37,016
IQVIA Holdings, Inc. *	41	8,658
Mettler-Toledo International, Inc. *	5	6,708
Revvity, Inc.	28	2,908
Thermo Fisher Scientific, Inc.	86	47,440
Waters Corp. *	13	3,868
West Pharmaceutical Services, Inc.	16	5,392
		126,709
Machinery — 1.6%
Caterpillar, Inc.	110	36,611
Cummins, Inc.	31	8,513
Deere & Co.	58	21,737
Dover Corp.	31	5,573
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Equity Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Fortive Corp.	79	5,863
IDEX Corp.	17	3,423
Illinois Tool Works, Inc.	61	14,461
Ingersoll Rand, Inc.	91	8,236
Nordson Corp.	12	2,832
Otis Worldwide Corp.	91	8,747
PACCAR, Inc.	118	12,126
Parker-Hannifin Corp.	29	14,612
Pentair plc	37	2,861
Snap-on, Inc.	12	3,097
Stanley Black & Decker, Inc.	34	2,763
Westinghouse Air Brake Technologies Corp.	40	6,265
Xylem, Inc.	54	7,390
		165,110
Media — 0.5%
Charter Communications, Inc., Class A * (b)	22	6,580
Comcast Corp., Class A	880	34,448
Fox Corp., Class A	52	1,786
Fox Corp., Class B	29	949
Interpublic Group of Cos., Inc. (The)	85	2,468
News Corp., Class A	85	2,350
News Corp., Class B	26	730
Omnicom Group, Inc.	44	3,948
Paramount Global, Class B (b)	111	1,154
		54,413
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	323	15,690
Newmont Corp.	259	10,851
Nucor Corp.	54	8,518
Steel Dynamics, Inc.	33	4,299
		39,358
Multi-Utilities — 0.6%
Ameren Corp.	60	4,262
CenterPoint Energy, Inc.	144	4,454
CMS Energy Corp.	67	3,995
Consolidated Edison, Inc.	78	6,950
Dominion Energy, Inc.	188	9,230
DTE Energy Co.	46	5,163
NiSource, Inc.	101	2,903
Public Service Enterprise Group, Inc.	112	8,250
INVESTMENTS	SHARES (000)	VALUE ($000)

Multi-Utilities — continued
Sempra	142	10,818
WEC Energy Group, Inc.	71	5,569
		61,594
Office REITs — 0.0% ^
Boston Properties, Inc.	32	1,999
Oil, Gas & Consumable Fuels — 3.4%
APA Corp.	81	2,382
Chevron Corp.	385	60,252
ConocoPhillips	263	30,064
Coterra Energy, Inc.	167	4,461
Devon Energy Corp.	142	6,732
Diamondback Energy, Inc.	40	8,024
EOG Resources, Inc.	129	16,257
EQT Corp.	99	3,670
Exxon Mobil Corp.	1,008	116,061
Hess Corp.	62	9,163
Kinder Morgan, Inc.	434	8,622
Marathon Oil Corp.	127	3,634
Marathon Petroleum Corp.	79	13,737
Occidental Petroleum Corp.	150	9,420
ONEOK, Inc.	131	10,697
Phillips 66	95	13,451
Targa Resources Corp.	50	6,417
Valero Energy Corp.	74	11,520
Williams Cos., Inc. (The)	274	11,641
		346,205
Passenger Airlines — 0.2%
American Airlines Group, Inc. * (b)	147	1,670
Delta Air Lines, Inc.	145	6,880
Southwest Airlines Co.	135	3,848
United Airlines Holdings, Inc. *	74	3,596
		15,994
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	53	5,572
Kenvue, Inc.	430	7,824
		13,396
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	456	18,920
Catalent, Inc. *	41	2,287
Eli Lilly & Co.	179	162,443
Johnson & Johnson	541	79,055
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Equity Funds	9

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
Merck & Co., Inc.	569	70,470
Pfizer, Inc.	1,273	35,633
Viatris, Inc.	268	2,844
Zoetis, Inc.	102	17,778
		389,430
Professional Services — 0.6%
Automatic Data Processing, Inc.	92	21,956
Broadridge Financial Solutions, Inc.	27	5,232
Dayforce, Inc. * (b)	35	1,760
Equifax, Inc.	28	6,736
Jacobs Solutions, Inc.	28	3,932
Leidos Holdings, Inc.	30	4,433
Paychex, Inc.	72	8,536
Paycom Software, Inc.	11	1,545
Verisk Analytics, Inc.	32	8,643
		62,773
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	68	6,040
CoStar Group, Inc. *	92	6,804
		12,844
Residential REITs — 0.3%
AvalonBay Communities, Inc.	32	6,602
Camden Property Trust	24	2,613
Equity Residential	78	5,374
Essex Property Trust, Inc.	15	3,928
Invitation Homes, Inc.	129	4,644
Mid-America Apartment Communities, Inc.	26	3,744
UDR, Inc.	68	2,802
		29,707
Retail REITs — 0.3%
Federal Realty Investment Trust	17	1,694
Kimco Realty Corp.	150	2,919
Realty Income Corp.	196	10,337
Regency Centers Corp.	37	2,299
Simon Property Group, Inc.	73	11,119
		28,368
Semiconductors & Semiconductor Equipment — 12.0%
Advanced Micro Devices, Inc. *	363	58,923
Analog Devices, Inc.	111	25,440
Applied Materials, Inc.	187	44,068
Broadcom, Inc.	98	157,183
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Enphase Energy, Inc. *	31	3,049
First Solar, Inc. *	24	5,424
Intel Corp.	957	29,630
KLA Corp.	30	24,949
Lam Research Corp.	29	31,288
Microchip Technology, Inc.	121	11,112
Micron Technology, Inc.	249	32,734
Monolithic Power Systems, Inc.	11	8,988
NVIDIA Corp.	5,528	682,960
NXP Semiconductors NV (China)	58	15,463
ON Semiconductor Corp. *	97	6,628
Qorvo, Inc. *	22	2,518
QUALCOMM, Inc.	251	50,046
Skyworks Solutions, Inc.	36	3,843
Teradyne, Inc.	35	5,203
Texas Instruments, Inc.	205	39,805
		1,239,254
Software — 11.0%
Adobe, Inc. *	101	55,934
ANSYS, Inc. *	20	6,308
Autodesk, Inc. *	48	11,896
Cadence Design Systems, Inc. *	61	18,822
Crowdstrike Holdings, Inc., Class A *	52	19,865
Fair Isaac Corp. *	6	8,268
Fortinet, Inc. *	142	8,589
Gen Digital, Inc.	124	3,093
Intuit, Inc.	63	41,354
Microsoft Corp.	1,670	746,560
Oracle Corp.	358	50,587
Palo Alto Networks, Inc. *	73	24,617
PTC, Inc. *	27	4,889
Roper Technologies, Inc.	24	13,560
Salesforce, Inc.	218	56,120
ServiceNow, Inc. *	46	36,243
Synopsys, Inc. *	34	20,400
Tyler Technologies, Inc. *	10	4,797
		1,131,902
Specialized REITs — 0.9%
American Tower Corp.	105	20,400
Crown Castle, Inc.	98	9,541
Digital Realty Trust, Inc.	73	11,089
Equinix, Inc.	21	16,137
Extra Space Storage, Inc.	48	7,395
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Equity Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — continued
Iron Mountain, Inc.	66	5,904
Public Storage	35	10,224
SBA Communications Corp.	24	4,740
VICI Properties, Inc.	234	6,715
Weyerhaeuser Co.	164	4,651
		96,796
Specialty Retail — 1.8%
AutoZone, Inc. *	4	11,527
Bath & Body Works, Inc.	50	1,963
Best Buy Co., Inc.	43	3,647
CarMax, Inc. * (b)	35	2,594
Home Depot, Inc. (The)	223	76,671
Lowe's Cos., Inc.	129	28,350
O'Reilly Automotive, Inc. *	13	13,978
Ross Stores, Inc.	75	10,951
TJX Cos., Inc. (The)	255	28,023
Tractor Supply Co.	24	6,542
Ulta Beauty, Inc. *	11	4,157
		188,403
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	3,240	682,287
Hewlett Packard Enterprise Co.	292	6,185
HP, Inc.	194	6,793
NetApp, Inc.	46	5,974
Seagate Technology Holdings plc	44	4,533
Super Micro Computer, Inc. *	11	9,273
Western Digital Corp. *	73	5,560
		720,605
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp. *	6	5,584
Lululemon Athletica, Inc. *	26	7,692
NIKE, Inc., Class B	272	20,520
Ralph Lauren Corp.	9	1,536
Tapestry, Inc.	51	2,210
		37,542
Tobacco — 0.5%
Altria Group, Inc.	386	17,583
Philip Morris International, Inc.	349	35,402
		52,985
Trading Companies & Distributors — 0.3%
Fastenal Co.	128	8,086
INVESTMENTS	SHARES (000)	VALUE ($000)

Trading Companies & Distributors — continued
United Rentals, Inc.	15	9,679
WW Grainger, Inc.	10	8,867
		26,632
Water Utilities — 0.1%
American Water Works Co., Inc.	44	5,655
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	116	20,416
Total Common Stocks (Cost $4,065,284)		10,302,396
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $10)	10	10
	SHARES (000)
Short-Term Investments — 0.4%
Investment Companies — 0.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.16% (c) (d) (Cost $31,098)	31,098	31,098
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (c) (d)	10,453	10,453
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	2,022	2,022
Total Investment of Cash Collateral from Securities Loaned (Cost $12,475)		12,475
Total Short-Term Investments (Cost $43,573)		43,573
Total Investments — 100.1% (Cost $4,108,867)		10,345,979
Liabilities in Excess of Other Assets — (0.1)%		(7,054)
NET ASSETS — 100.0%		10,338,925

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Equity Funds	11

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	The security or a portion of this security is on loan at June 30, 2024. The total value of securities on loan at June 30, 2024 is $12,230.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of June 30, 2024.
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	135	09/20/2024	USD	37,289	94

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Equity Funds	June 30, 2024

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 85.9%
Aerospace & Defense — 1.1%
Northrop Grumman Corp.	18	8,017
RTX Corp.	326	32,696
Textron, Inc.	337	28,926
		69,639
Air Freight & Logistics — 1.4%
FedEx Corp.	87	25,964
United Parcel Service, Inc., Class B	433	59,297
		85,261
Banks — 0.4%
US Bancorp	557	22,123
Beverages — 3.6%
Coca-Cola Co. (The)	1,282	81,641
Monster Beverage Corp. *	1,342	67,023
PepsiCo, Inc.	459	75,704
		224,368
Biotechnology — 4.2%
AbbVie, Inc.	524	89,780
Regeneron Pharmaceuticals, Inc. *	82	85,968
Vertex Pharmaceuticals, Inc. *	184	86,434
		262,182
Broadline Retail — 1.7%
Amazon.com, Inc. *	542	104,670
Building Products — 2.0%
Carrier Global Corp.	326	20,595
Trane Technologies plc	308	101,298
		121,893
Capital Markets — 1.7%
Ameriprise Financial, Inc.	66	28,519
CME Group, Inc.	329	64,637
Intercontinental Exchange, Inc.	98	13,407
		106,563
Chemicals — 2.0%
Dow, Inc.	609	32,301
Linde plc	169	74,090
LyondellBasell Industries NV, Class A	176	16,873
		123,264
INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — 0.2%
Cintas Corp.	15	10,562
Veralto Corp.	42	3,959
		14,521
Communications Equipment — 0.2%
Motorola Solutions, Inc.	40	15,391
Consumer Finance — 0.5%
American Express Co.	135	31,195
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	99	84,575
Walmart, Inc.	525	35,527
		120,102
Electric Utilities — 2.8%
NextEra Energy, Inc.	860	60,905
PG&E Corp.	1,350	23,572
Southern Co. (The)	1,170	90,750
		175,227
Electrical Equipment — 1.5%
AMETEK, Inc.	60	9,980
Eaton Corp. plc	234	73,413
Emerson Electric Co.	103	11,394
		94,787
Electronic Equipment, Instruments & Components — 0.3%
Keysight Technologies, Inc. *	137	18,791
Financial Services — 5.3%
Berkshire Hathaway, Inc., Class B *	107	43,730
Corpay, Inc. *	152	40,416
Fiserv, Inc. *	324	48,252
Jack Henry & Associates, Inc.	147	24,479
Mastercard, Inc., Class A	207	91,118
Visa, Inc., Class A	323	84,824
		332,819
Food Products — 1.2%
Mondelez International, Inc., Class A	1,149	75,184
Ground Transportation — 1.2%
CSX Corp.	1,308	43,738
Old Dominion Freight Line, Inc.	101	17,895
Union Pacific Corp.	59	13,466
		75,099
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	13

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	312	32,365
Boston Scientific Corp. *	440	33,847
Medtronic plc	234	18,454
Stryker Corp.	167	56,852
		141,518
Health Care Providers & Services — 1.7%
Elevance Health, Inc.	57	30,682
UnitedHealth Group, Inc.	151	77,163
		107,845
Health Care REITs — 0.1%
Welltower, Inc.	84	8,729
Hotels, Restaurants & Leisure — 2.9%
Booking Holdings, Inc.	9	34,394
Chipotle Mexican Grill, Inc. *	820	51,370
McDonald's Corp.	67	17,030
Yum! Brands, Inc.	591	78,331
		181,125
Household Products — 1.8%
Church & Dwight Co., Inc.	408	42,340
Procter & Gamble Co. (The)	406	66,860
		109,200
Industrial Conglomerates — 1.4%
Honeywell International, Inc.	402	85,819
Industrial REITs — 0.6%
Prologis, Inc.	352	39,516
Insurance — 3.9%
Aflac, Inc.	146	13,030
Chubb Ltd.	127	32,491
MetLife, Inc.	260	18,215
Progressive Corp. (The)	485	100,703
Travelers Cos., Inc. (The)	369	75,123
		239,562
Interactive Media & Services — 3.2%
Alphabet, Inc., Class A	527	95,880
Meta Platforms, Inc., Class A	199	100,513
		196,393
IT Services — 1.7%
Accenture plc, Class A	177	53,584
INVESTMENTS	SHARES (000)	VALUE ($000)

IT Services — continued
Cognizant Technology Solutions Corp., Class A	696	47,338
VeriSign, Inc. *	22	3,910
		104,832
Life Sciences Tools & Services — 1.6%
Danaher Corp.	104	25,840
Thermo Fisher Scientific, Inc.	138	76,440
		102,280
Machinery — 2.2%
Deere & Co.	105	39,097
Dover Corp.	93	16,757
Ingersoll Rand, Inc.	246	22,384
Otis Worldwide Corp.	629	60,525
		138,763
Media — 1.3%
Comcast Corp., Class A	2,054	80,438
Multi-Utilities — 1.7%
CMS Energy Corp.	615	36,601
Dominion Energy, Inc.	125	6,124
DTE Energy Co.	57	6,323
Public Service Enterprise Group, Inc.	796	58,680
		107,728
Oil, Gas & Consumable Fuels — 3.2%
ConocoPhillips	425	48,647
EOG Resources, Inc.	490	61,614
Exxon Mobil Corp.	754	86,797
		197,058
Personal Care Products — 0.2%
Kenvue, Inc.	631	11,464
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	1,169	48,546
Eli Lilly & Co.	78	70,745
Johnson & Johnson	122	17,823
Merck & Co., Inc.	428	52,938
		190,052
Professional Services — 0.3%
Leidos Holdings, Inc.	117	17,144
Semiconductors & Semiconductor Equipment — 5.6%
Analog Devices, Inc.	316	72,230
ASML Holding NV (Registered), NYRS (Netherlands)	32	32,363
Marvell Technology, Inc.	115	8,009
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp.	627	77,524
NXP Semiconductors NV (China)	322	86,626
Texas Instruments, Inc.	379	73,683
		350,435
Software — 6.2%
Cadence Design Systems, Inc. *	103	31,817
Intuit, Inc.	146	96,186
Microsoft Corp.	237	105,727
Salesforce, Inc.	196	50,330
ServiceNow, Inc. *	110	86,362
Synopsys, Inc. *	27	16,304
		386,726
Specialized REITs — 1.6%
American Tower Corp.	87	16,949
Equinix, Inc.	56	42,438
SBA Communications Corp.	219	43,011
		102,398
Specialty Retail — 4.1%
AutoZone, Inc. *	22	65,249
Burlington Stores, Inc. *	59	14,175
Lowe's Cos., Inc.	365	80,452
Ross Stores, Inc.	360	52,274
TJX Cos., Inc. (The)	407	44,869
		257,019
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	199	41,872
Seagate Technology Holdings plc	249	25,694
		67,566
Tobacco — 0.4%
Altria Group, Inc.	181	8,253
Philip Morris International, Inc.	148	15,002
		23,255
Trading Companies & Distributors — 0.5%
United Rentals, Inc.	31	20,025
WW Grainger, Inc.	13	11,787
		31,812
Total Common Stocks (Cost $4,322,696)		5,351,756
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity-Linked Notes — 13.6%
Bank of Nova Scotia (The), ELN, 40.87%, 8/6/2024, (linked to S&P 500 Index) (Canada) (a)	10	57,281
BNP Paribas, ELN, 37.76%, 7/23/2024, (linked to S&P 500 Index) (a)	10	56,114
BNP Paribas, ELN, 41.46%, 7/5/2024, (linked to S&P 500 Index) (a)	11	53,838
BNP Paribas, ELN, 42.30%, 7/16/2024, (linked to S&P 500 Index) (a)	11	57,076
BNP Paribas, ELN, 43.50%, 7/9/2024, (linked to S&P 500 Index) (a)	11	52,139
BofA Finance LLC, ELN, 35.60%, 7/8/2024, (linked to S&P 500 Index) (a)	11	55,925
BofA Finance LLC, ELN, 39.10%, 7/26/2024, (linked to S&P 500 Index) (a)	11	57,504
BofA Finance LLC, ELN, 39.50%, 7/19/2024, (linked to S&P 500 Index) (a)	11	55,464
BofA Finance LLC, ELN, 42.94%, 7/12/2024, (linked to S&P 500 Index) (a)	11	54,971
GS Finance Corp., ELN, 41.77%, 7/15/2024, (linked to S&P 500 Index) (a)	11	57,194
Royal Bank of Canada, ELN, 41.92%, 8/2/2024, (linked to S&P 500 Index) (Canada) (a)	11	57,473
Royal Bank of Canada, ELN, 42.28%, 8/5/2024, (linked to S&P 500 Index) (Canada) (a)	10	57,401
Societe Generale SA, ELN, 39.41%, 7/22/2024, (linked to S&P 500 Index) (France) (a)	10	56,061
Societe Generale SA, ELN, 39.97%, 7/29/2024, (linked to S&P 500 Index) (France) (a)	10	57,698
Societe Generale SA, ELN, 43.44%, 7/30/2024, (linked to S&P 500 Index) (a)	10	57,781
Total Equity-Linked Notes (Cost $857,963)		843,920
Total Investments — 99.5% (Cost $5,180,659)		6,195,676
Other Assets Less Liabilities — 0.5%		30,982
NET ASSETS — 100.0%		6,226,658

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	15

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
S&P 500 E-Mini Index	(15)	09/20/2024	USD	(4,143)	19

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Large Cap Funds	June 30, 2024

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.1%
Aerospace & Defense — 1.2%
Howmet Aerospace, Inc.	1,051	81,614
Northrop Grumman Corp.	59	25,565
RTX Corp.	225	22,576
Textron, Inc.	747	64,145
TransDigm Group, Inc.	26	33,100
		227,000
Air Freight & Logistics — 0.9%
FedEx Corp.	232	69,717
United Parcel Service, Inc., Class B	833	113,938
		183,655
Automobile Components — 0.1%
Aptiv plc *	367	25,846
Automobiles — 1.0%
Tesla, Inc. * (a)	960	189,941
Banks — 3.3%
Bank of America Corp. (a)	5,537	220,206
Citigroup, Inc.	384	24,361
Fifth Third Bancorp	2,080	75,901
Truist Financial Corp.	2,484	96,498
US Bancorp	1,610	63,911
Wells Fargo & Co.	2,868	170,379
		651,256
Beverages — 1.8%
Coca-Cola Co. (The) (a)	2,934	186,771
Monster Beverage Corp. *	1,075	53,712
PepsiCo, Inc.	721	118,871
		359,354
Biotechnology — 2.7%
AbbVie, Inc. (a)	1,315	225,636
Biogen, Inc. * (a)	149	34,452
BioMarin Pharmaceutical, Inc. *	96	7,906
Neurocrine Biosciences, Inc. *	127	17,422
Regeneron Pharmaceuticals, Inc. *	116	122,055
Sarepta Therapeutics, Inc. *	62	9,719
Vertex Pharmaceuticals, Inc. *	254	119,258
		536,448
Broadline Retail — 4.3%
Amazon.com, Inc. * (a)	4,351	840,849
Building Products — 1.4%
Carrier Global Corp.	1,259	79,407
INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — continued
Masco Corp.	639	42,574
Trane Technologies plc	482	158,680
		280,661
Capital Markets — 2.3%
Ameriprise Financial, Inc.	54	23,216
Charles Schwab Corp. (The)	1,022	75,300
CME Group, Inc.	474	93,242
Goldman Sachs Group, Inc. (The)	255	115,175
Intercontinental Exchange, Inc.	560	76,573
State Street Corp.	902	66,766
		450,272
Chemicals — 1.7%
Dow, Inc.	1,598	84,756
Eastman Chemical Co.	190	18,641
Linde plc	374	164,023
LyondellBasell Industries NV, Class A	498	47,633
PPG Industries, Inc.	199	25,086
		340,139
Commercial Services & Supplies — 0.1%
Cintas Corp. (a)	36	25,103
Communications Equipment — 0.1%
Motorola Solutions, Inc.	70	26,919
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	46	25,029
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp. (a)	194	165,276
Distributors — 0.1%
LKQ Corp.	288	11,985
Electric Utilities — 2.0%
NextEra Energy, Inc. (a)	1,869	132,317
NRG Energy, Inc.	95	7,439
PG&E Corp.	5,157	90,045
Southern Co. (The)	2,038	158,096
		387,897
Electrical Equipment — 0.6%
AMETEK, Inc.	71	11,903
Eaton Corp. plc	345	108,049
		119,952
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	17

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	408	15,857
TE Connectivity Ltd.	128	19,265
		35,122
Energy Equipment & Services — 0.1%
Baker Hughes Co.	730	25,674
Entertainment — 0.3%
Netflix, Inc. *	65	44,239
Warner Music Group Corp., Class A	715	21,904
		66,143
Financial Services — 4.5%
Berkshire Hathaway, Inc., Class B * (a)	619	251,716
Block, Inc. *	199	12,826
Corpay, Inc. *	242	64,609
Fidelity National Information Services, Inc.	777	58,554
Mastercard, Inc., Class A (a)	652	287,425
Visa, Inc., Class A (a)	809	212,461
		887,591
Food Products — 0.8%
Mondelez International, Inc., Class A (a)	2,251	147,302
Ground Transportation — 1.2%
CSX Corp.	2,034	68,020
Uber Technologies, Inc. *	1,644	119,508
Union Pacific Corp.	197	44,607
		232,135
Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.	367	12,260
Becton Dickinson & Co.	100	23,474
Boston Scientific Corp. *	1,333	102,650
Dexcom, Inc. *	159	18,050
Medtronic plc (a)	1,090	85,830
Stryker Corp.	422	143,512
		385,776
Health Care Providers & Services — 2.4%
Elevance Health, Inc.	162	87,654
HCA Healthcare, Inc.	67	21,431
Humana, Inc.	126	46,960
McKesson Corp.	54	31,693
UnitedHealth Group, Inc. (a)	566	288,427
		476,165
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.5%
Ventas, Inc.	1,268	65,007
Welltower, Inc.	411	42,793
		107,800
Hotels, Restaurants & Leisure — 2.9%
Booking Holdings, Inc.	31	123,943
Chipotle Mexican Grill, Inc. *	1,551	97,161
Expedia Group, Inc. *	381	48,004
Hilton Worldwide Holdings, Inc.	243	53,058
McDonald's Corp.	336	85,675
Royal Caribbean Cruises Ltd. *	438	69,753
Yum! Brands, Inc.	681	90,167
		567,761
Household Durables — 0.2%
Lennar Corp., Class A	167	25,052
Toll Brothers, Inc.	176	20,242
		45,294
Household Products — 0.5%
Church & Dwight Co., Inc.	212	21,997
Procter & Gamble Co. (The) (a)	467	76,978
		98,975
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	141	12,164
Industrial Conglomerates — 1.0%
Honeywell International, Inc. (a)	900	192,247
Industrial REITs — 0.6%
Prologis, Inc.	969	108,782
Insurance — 2.0%
Aflac, Inc.	619	55,313
Aon plc, Class A	64	18,880
MetLife, Inc.	743	52,138
Principal Financial Group, Inc.	478	37,503
Progressive Corp. (The)	576	119,658
Travelers Cos., Inc. (The)	513	104,208
		387,700
Interactive Media & Services — 6.7%
Alphabet, Inc., Class A (a)	2,490	453,427
Alphabet, Inc., Class C	1,848	338,958
Meta Platforms, Inc., Class A (a)	1,063	536,075
		1,328,460
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — 0.9%
Accenture plc, Class A	320	97,183
Cognizant Technology Solutions Corp., Class A	1,150	78,202
		175,385
Life Sciences Tools & Services — 1.3%
Danaher Corp.	424	105,888
Thermo Fisher Scientific, Inc. (a)	286	158,010
		263,898
Machinery — 1.4%
Deere & Co.	363	135,397
Ingersoll Rand, Inc.	352	32,005
Otis Worldwide Corp.	1,029	99,088
		266,490
Media — 1.0%
Charter Communications, Inc., Class A *	128	38,403
Comcast Corp., Class A	3,477	136,165
Liberty Media Corp-Liberty SiriusXM, Class A *	624	13,817
		188,385
Metals & Mining — 0.1%
Nucor Corp.	151	23,804
Multi-Utilities — 0.2%
CMS Energy Corp.	667	39,732
Oil, Gas & Consumable Fuels — 3.5%
Chevron Corp. (a)	212	33,161
ConocoPhillips	1,070	122,421
Diamondback Energy, Inc.	421	84,189
EOG Resources, Inc. (a)	929	116,971
Exxon Mobil Corp. (a)	2,835	326,360
		683,102
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	598	28,363
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	165	17,520
Kenvue, Inc.	2,069	37,624
		55,144
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co. (a)	2,388	99,175
Eli Lilly & Co. (a)	296	268,204
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — continued
Johnson & Johnson (a)	742	108,377
Merck & Co., Inc.	893	110,538
		586,294
Professional Services — 0.3%
Leidos Holdings, Inc.	432	63,038
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	621	40,420
Semiconductors & Semiconductor Equipment — 12.1%
Advanced Micro Devices, Inc. * (a)	882	143,140
Analog Devices, Inc.	707	161,493
Broadcom, Inc.	112	180,052
Lam Research Corp.	61	65,090
Micron Technology, Inc.	879	115,553
NVIDIA Corp.	10,973	1,355,620
NXP Semiconductors NV (China)	628	169,033
Qorvo, Inc. *	169	19,585
Texas Instruments, Inc. (a)	903	175,593
		2,385,159
Software — 10.5%
Adobe, Inc. * (a)	63	34,985
Cadence Design Systems, Inc. *	113	34,924
Intuit, Inc.	206	135,509
Microsoft Corp. (a)	3,426	1,531,187
Salesforce, Inc.	625	160,599
ServiceNow, Inc. *	217	170,847
		2,068,051
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	457	69,461
SBA Communications Corp.	289	56,706
		126,167
Specialty Retail — 2.7%
AutoNation, Inc. *	25	3,997
AutoZone, Inc. * (a)	47	138,925
Best Buy Co., Inc. (a)	492	41,447
Burlington Stores, Inc. *	185	44,447
Lowe's Cos., Inc. (a)	802	176,871
O'Reilly Automotive, Inc. *	29	30,486
Ross Stores, Inc.	445	64,665
TJX Cos., Inc. (The)	219	24,158
		524,996
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	19

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc. (a)	6,278	1,322,189
Hewlett Packard Enterprise Co.	1,937	41,008
Seagate Technology Holdings plc	927	95,710
Western Digital Corp. *	238	18,056
		1,476,963
Tobacco — 0.4%
Altria Group, Inc.	565	25,750
Philip Morris International, Inc.	511	51,760
		77,510
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	56	35,973
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.	353	62,143
Total Common Stocks (Cost $10,871,001)		19,123,690
	NO. OF CONTRACTS
Options Purchased — 0.8%
Put Options Purchased — 0.8%
S&P 500 Index
9/30/2024 at USD 5,170.00, European Style
Notional Amount: USD 19,640,254
Counterparty: Exchange-Traded * (Cost $151,641)	35,968	152,324
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.16% (b) (c) (Cost $518,872)	518,872	518,872
Total Investments — 100.5% (Cost $11,541,514)		19,794,886
Liabilities in Excess of Other Assets — (0.5)%		(103,436)
NET ASSETS — 100.0%		19,691,450

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	1,912	09/20/2024	USD	528,118	2,039

Abbreviations
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Large Cap Funds	June 30, 2024

Written Call Options Contracts as of June 30, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	35,968	USD 19,640,254	USD 5,750.00	9/30/2024	(126,068)
Written Put Options Contracts as of June 30, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	35,968	USD 19,640,254	USD 4,360.00	9/30/2024	(27,695)
Total Written Options Contracts (Premiums Received $156,317)						(153,763)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	21

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 101.5%
Aerospace & Defense — 1.2%
Howmet Aerospace, Inc.	265	20,584
Northrop Grumman Corp.	15	6,448
RTX Corp.	57	5,693
Textron, Inc.	188	16,178
TransDigm Group, Inc.	7	8,348
		57,251
Air Freight & Logistics — 1.0%
FedEx Corp.	59	17,583
United Parcel Service, Inc., Class B	210	28,736
		46,319
Automobile Components — 0.1%
Aptiv plc *	93	6,518
Automobiles — 1.0%
Tesla, Inc. *	242	47,904
Banks — 3.5%
Bank of America Corp.	1,396	55,524
Citigroup, Inc.	92	5,818
Fifth Third Bancorp	525	19,143
Truist Financial Corp.	626	24,337
US Bancorp	406	16,119
Wells Fargo & Co.	723	42,971
		163,912
Beverages — 1.9%
Coca-Cola Co. (The)	740	47,105
Monster Beverage Corp. *	271	13,546
PepsiCo, Inc.	182	29,980
		90,631
Biotechnology — 2.8%
AbbVie, Inc. (a)	332	56,907
Biogen, Inc. *	37	8,689
BioMarin Pharmaceutical, Inc. *	24	1,994
Neurocrine Biosciences, Inc. *	32	4,394
Regeneron Pharmaceuticals, Inc. *	29	30,783
Sarepta Therapeutics, Inc. *	16	2,451
Vertex Pharmaceuticals, Inc. *	64	30,077
		135,295
Broadline Retail — 4.5%
Amazon.com, Inc. * (a)	1,097	212,067
Building Products — 1.5%
Carrier Global Corp.	317	20,027
INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — continued
Masco Corp.	161	10,737
Trane Technologies plc	122	40,020
		70,784
Capital Markets — 2.4%
Ameriprise Financial, Inc.	14	5,855
Charles Schwab Corp. (The)	258	18,991
CME Group, Inc.	120	23,510
Goldman Sachs Group, Inc. (The)	64	29,048
Intercontinental Exchange, Inc.	141	19,312
State Street Corp.	227	16,836
		113,552
Chemicals — 1.8%
Dow, Inc.	403	21,376
Eastman Chemical Co.	48	4,701
Linde plc	94	41,367
LyondellBasell Industries NV, Class A	126	12,011
PPG Industries, Inc.	50	6,327
		85,782
Commercial Services & Supplies — 0.1%
Cintas Corp.	9	6,331
Communications Equipment — 0.1%
Motorola Solutions, Inc.	18	6,789
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	12	6,313
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp.	49	41,684
Distributors — 0.1%
LKQ Corp.	73	3,023
Electric Utilities — 2.1%
NextEra Energy, Inc.	471	33,363
NRG Energy, Inc.	24	1,876
PG&E Corp.	1,301	22,710
Southern Co. (The)	514	39,872
		97,821
Electrical Equipment — 0.6%
AMETEK, Inc.	18	3,002
Eaton Corp. plc	87	27,251
		30,253
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	103	3,999
TE Connectivity Ltd.	32	4,859
		8,858
Energy Equipment & Services — 0.1%
Baker Hughes Co.	184	6,475
Entertainment — 0.4%
Netflix, Inc. *	17	11,158
Warner Music Group Corp., Class A	180	5,524
		16,682
Financial Services — 4.7%
Berkshire Hathaway, Inc., Class B * (a)	156	63,484
Block, Inc. *	50	3,235
Corpay, Inc. *	61	16,295
Fidelity National Information Services, Inc.	196	14,768
Mastercard, Inc., Class A (a)	165	72,491
Visa, Inc., Class A	204	53,584
		223,857
Food Products — 0.8%
Mondelez International, Inc., Class A	568	37,151
Ground Transportation — 1.2%
CSX Corp.	513	17,155
Uber Technologies, Inc. *	414	30,141
Union Pacific Corp.	50	11,250
		58,546
Health Care Equipment & Supplies — 2.1%
Baxter International, Inc.	93	3,092
Becton Dickinson & Co.	25	5,921
Boston Scientific Corp. *	336	25,888
Dexcom, Inc. *	40	4,552
Medtronic plc	275	21,647
Stryker Corp.	106	36,195
		97,295
Health Care Providers & Services — 2.5%
Elevance Health, Inc.	41	22,107
HCA Healthcare, Inc.	17	5,405
Humana, Inc.	32	11,844
McKesson Corp.	13	7,993
UnitedHealth Group, Inc. (a)	143	72,743
		120,092
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.6%
Ventas, Inc.	320	16,395
Welltower, Inc.	103	10,793
		27,188
Hotels, Restaurants & Leisure — 3.0%
Booking Holdings, Inc.	8	31,260
Chipotle Mexican Grill, Inc. *	391	24,505
Expedia Group, Inc. *	96	12,107
Hilton Worldwide Holdings, Inc.	61	13,381
McDonald's Corp.	85	21,608
Royal Caribbean Cruises Ltd. *	110	17,592
Yum! Brands, Inc.	172	22,741
		143,194
Household Durables — 0.2%
Lennar Corp., Class A	42	6,318
Toll Brothers, Inc.	44	5,105
		11,423
Household Products — 0.5%
Church & Dwight Co., Inc.	53	5,548
Procter & Gamble Co. (The)	118	19,414
		24,962
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	36	3,067
Industrial Conglomerates — 1.0%
Honeywell International, Inc.	227	48,486
Industrial REITs — 0.6%
Prologis, Inc.	244	27,435
Insurance — 2.1%
Aflac, Inc.	156	13,954
Aon plc, Class A	16	4,762
MetLife, Inc.	188	13,149
Principal Financial Group, Inc.	121	9,458
Progressive Corp. (The)	145	30,179
Travelers Cos., Inc. (The)	129	26,282
		97,784
Interactive Media & Services — 7.1%
Alphabet, Inc., Class A	628	114,357
Alphabet, Inc., Class C	466	85,487
Meta Platforms, Inc., Class A	268	135,202
		335,046
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	23

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — 0.9%
Accenture plc, Class A	81	24,510
Cognizant Technology Solutions Corp., Class A	290	19,723
		44,233
Life Sciences Tools & Services — 1.4%
Danaher Corp.	107	26,705
Thermo Fisher Scientific, Inc.	72	39,853
		66,558
Machinery — 1.4%
Deere & Co.	91	34,148
Ingersoll Rand, Inc.	89	8,072
Otis Worldwide Corp.	260	24,990
		67,210
Media — 1.0%
Charter Communications, Inc., Class A *	33	9,686
Comcast Corp., Class A	877	34,341
Liberty Media Corp-Liberty SiriusXM, Class A *	157	3,485
		47,512
Metals & Mining — 0.1%
Nucor Corp.	38	6,004
Multi-Utilities — 0.2%
CMS Energy Corp.	171	10,206
Oil, Gas & Consumable Fuels — 3.6%
Chevron Corp.	54	8,364
ConocoPhillips	270	30,875
Diamondback Energy, Inc.	106	21,233
EOG Resources, Inc.	234	29,501
Exxon Mobil Corp. (a)	715	82,310
		172,283
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	151	7,153
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	41	4,419
Kenvue, Inc.	522	9,489
		13,908
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	602	25,013
Eli Lilly & Co.	75	67,643
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — continued
Johnson & Johnson	187	27,333
Merck & Co., Inc.	225	27,878
		147,867
Professional Services — 0.3%
Leidos Holdings, Inc.	109	15,898
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	157	10,194
Semiconductors & Semiconductor Equipment — 12.7%
Advanced Micro Devices, Inc. *	223	36,101
Analog Devices, Inc.	178	40,730
Broadcom, Inc.	28	45,411
Lam Research Corp.	15	16,461
Micron Technology, Inc.	222	29,143
NVIDIA Corp.	2,767	341,894
NXP Semiconductors NV (China)	158	42,631
Qorvo, Inc. *	43	4,939
Texas Instruments, Inc.	228	44,286
		601,596
Software — 11.0%
Adobe, Inc. *	16	8,823
Cadence Design Systems, Inc. *	29	8,808
Intuit, Inc.	52	34,176
Microsoft Corp. (a)	864	386,174
Salesforce, Inc.	157	40,504
ServiceNow, Inc. *	55	43,088
		521,573
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	115	17,518
SBA Communications Corp.	73	14,302
		31,820
Specialty Retail — 2.8%
AutoNation, Inc. *	6	1,009
AutoZone, Inc. *	12	35,036
Best Buy Co., Inc.	124	10,453
Burlington Stores, Inc. *	47	11,210
Lowe's Cos., Inc.	203	44,607
O'Reilly Automotive, Inc. *	7	7,688
Ross Stores, Inc.	112	16,309
TJX Cos., Inc. (The)	55	6,093
		132,405
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc. (a)	1,583	333,464
Hewlett Packard Enterprise Co.	489	10,343
Seagate Technology Holdings plc	234	24,138
Western Digital Corp. *	60	4,554
		372,499
Tobacco — 0.4%
Altria Group, Inc.	142	6,495
Philip Morris International, Inc.	129	13,054
		19,549
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	14	9,073
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.	89	15,673
Total Common Stocks (Cost $3,365,694)		4,822,984
	NO. OF CONTRACTS
Options Purchased — 0.0% ^
Put Options Purchased — 0.0% ^
S&P 500 Index
7/31/2024 at USD 4,765.00, European Style
Notional Amount: USD 4,922,077
Counterparty: Exchange-Traded * (Cost $43,394)	9,014	2,366
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c) (Cost $97,567)	97,567	97,567
Total Investments — 103.6% (Cost $3,506,655)		4,922,917
Liabilities in Excess of Other Assets — (3.6)%		(170,377)
NET ASSETS — 100.0%		4,752,540

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	366	09/20/2024	USD	101,094	366

Abbreviations
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	25

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
Written Call Options Contracts as of June 30, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	9,014	USD 4,922,077	USD 5,325.00	7/31/2024	(165,857)
Written Put Options Contracts as of June 30, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	9,014	USD 4,922,077	USD 4,020.00	7/31/2024	(699)
Total Written Options Contracts (Premiums Received $45,664)						(166,556)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Large Cap Funds	June 30, 2024

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.0%
Aerospace & Defense — 1.2%
Howmet Aerospace, Inc.	160	12,407
Northrop Grumman Corp.	9	3,887
RTX Corp.	34	3,432
Textron, Inc.	113	9,752
TransDigm Group, Inc.	4	5,031
		34,509
Air Freight & Logistics — 1.0%
FedEx Corp.	35	10,599
United Parcel Service, Inc., Class B	127	17,321
		27,920
Automobile Components — 0.1%
Aptiv plc *	56	3,929
Automobiles — 1.0%
Tesla, Inc. *	146	28,876
Banks — 3.4%
Bank of America Corp.	842	33,477
Citigroup, Inc.	58	3,703
Fifth Third Bancorp	316	11,539
Truist Financial Corp.	378	14,670
US Bancorp	245	9,716
Wells Fargo & Co.	436	25,902
		99,007
Beverages — 1.9%
Coca-Cola Co. (The)	446	28,394
Monster Beverage Corp. *	162	8,086
PepsiCo, Inc.	110	18,071
		54,551
Biotechnology — 2.8%
AbbVie, Inc.	200	34,302
Biogen, Inc. *	22	5,237
BioMarin Pharmaceutical, Inc. *	15	1,202
Neurocrine Biosciences, Inc. *	19	2,649
Regeneron Pharmaceuticals, Inc. *	18	18,555
Sarepta Therapeutics, Inc. *	9	1,478
Vertex Pharmaceuticals, Inc. *	39	18,130
		81,553
Broadline Retail — 4.4%
Amazon.com, Inc. * (a)	661	127,829
Building Products — 1.5%
Carrier Global Corp.	192	12,072
INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — continued
Masco Corp.	97	6,472
Trane Technologies plc	73	24,123
		42,667
Capital Markets — 2.4%
Ameriprise Financial, Inc.	8	3,530
Charles Schwab Corp. (The)	156	11,447
CME Group, Inc.	72	14,176
Goldman Sachs Group, Inc. (The)	39	17,509
Intercontinental Exchange, Inc.	85	11,641
State Street Corp.	137	10,150
		68,453
Chemicals — 1.8%
Dow, Inc.	243	12,885
Eastman Chemical Co.	29	2,834
Linde plc	57	24,935
LyondellBasell Industries NV, Class A	76	7,241
PPG Industries, Inc.	30	3,814
		51,709
Commercial Services & Supplies — 0.1%
Cintas Corp.	5	3,816
Communications Equipment — 0.1%
Motorola Solutions, Inc.	11	4,093
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	7	3,805
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp.	30	25,127
Distributors — 0.1%
LKQ Corp.	44	1,822
Electric Utilities — 2.0%
NextEra Energy, Inc.	284	20,115
NRG Energy, Inc.	14	1,131
PG&E Corp.	784	13,689
Southern Co. (The)	310	24,035
		58,970
Electrical Equipment — 0.6%
AMETEK, Inc.	11	1,809
Eaton Corp. plc	52	16,426
		18,235
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	27

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	62	2,410
TE Connectivity Ltd.	20	2,929
		5,339
Energy Equipment & Services — 0.1%
Baker Hughes Co.	111	3,903
Entertainment — 0.3%
Netflix, Inc. *	10	6,725
Warner Music Group Corp., Class A	109	3,330
		10,055
Financial Services — 4.6%
Berkshire Hathaway, Inc., Class B *	94	38,267
Block, Inc. *	30	1,950
Corpay, Inc. *	37	9,822
Fidelity National Information Services, Inc.	118	8,902
Mastercard, Inc., Class A (a)	99	43,695
Visa, Inc., Class A	123	32,299
		134,935
Food Products — 0.8%
Mondelez International, Inc., Class A	342	22,394
Ground Transportation — 1.2%
CSX Corp.	309	10,341
Uber Technologies, Inc. *	250	18,168
Union Pacific Corp.	30	6,782
		35,291
Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.	56	1,864
Becton Dickinson & Co.	15	3,569
Boston Scientific Corp. *	203	15,605
Dexcom, Inc. *	24	2,744
Medtronic plc	166	13,048
Stryker Corp.	64	21,817
		58,647
Health Care Providers & Services — 2.5%
Elevance Health, Inc.	25	13,326
HCA Healthcare, Inc.	10	3,258
Humana, Inc.	19	7,139
McKesson Corp.	8	4,818
UnitedHealth Group, Inc.	86	43,848
		72,389
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.6%
Ventas, Inc.	193	9,883
Welltower, Inc.	62	6,505
		16,388
Hotels, Restaurants & Leisure — 3.0%
Booking Holdings, Inc.	5	18,841
Chipotle Mexican Grill, Inc. *	236	14,770
Expedia Group, Inc. *	58	7,298
Hilton Worldwide Holdings, Inc.	37	8,066
McDonald's Corp.	51	13,024
Royal Caribbean Cruises Ltd. *	66	10,604
Yum! Brands, Inc.	103	13,708
		86,311
Household Durables — 0.2%
Lennar Corp., Class A	25	3,809
Toll Brothers, Inc.	27	3,077
		6,886
Household Products — 0.5%
Church & Dwight Co., Inc.	32	3,344
Procter & Gamble Co. (The)	71	11,703
		15,047
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	21	1,849
Industrial Conglomerates — 1.0%
Honeywell International, Inc.	137	29,226
Industrial REITs — 0.6%
Prologis, Inc.	147	16,538
Insurance — 2.0%
Aflac, Inc.	94	8,409
Aon plc, Class A	10	2,870
MetLife, Inc.	113	7,926
Principal Financial Group, Inc.	73	5,702
Progressive Corp. (The)	87	18,191
Travelers Cos., Inc. (The)	78	15,842
		58,940
Interactive Media & Services — 6.9%
Alphabet, Inc., Class A	378	68,932
Alphabet, Inc., Class C	281	51,530
Meta Platforms, Inc., Class A	162	81,496
		201,958
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — 0.9%
Accenture plc, Class A	49	14,774
Cognizant Technology Solutions Corp., Class A	175	11,889
		26,663
Life Sciences Tools & Services — 1.4%
Danaher Corp.	64	16,098
Thermo Fisher Scientific, Inc.	44	24,022
		40,120
Machinery — 1.4%
Deere & Co.	55	20,584
Ingersoll Rand, Inc.	54	4,865
Otis Worldwide Corp.	156	15,064
		40,513
Media — 1.0%
Charter Communications, Inc., Class A *	19	5,838
Comcast Corp., Class A	529	20,700
Liberty Media Corp-Liberty SiriusXM, Class A *	95	2,101
		28,639
Metals & Mining — 0.1%
Nucor Corp.	23	3,619
Multi-Utilities — 0.2%
CMS Energy Corp.	103	6,152
Oil, Gas & Consumable Fuels — 3.6%
Chevron Corp.	32	5,041
ConocoPhillips	163	18,611
Diamondback Energy, Inc.	64	12,799
EOG Resources, Inc.	141	17,782
Exxon Mobil Corp.	431	49,615
		103,848
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	91	4,312
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	25	2,663
Kenvue, Inc.	315	5,720
		8,383
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	363	15,077
Eli Lilly & Co.	45	40,774
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — continued
Johnson & Johnson	113	16,476
Merck & Co., Inc.	136	16,804
		89,131
Professional Services — 0.3%
Leidos Holdings, Inc.	66	9,583
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	94	6,145
Semiconductors & Semiconductor Equipment — 12.5%
Advanced Micro Devices, Inc. *	134	21,761
Analog Devices, Inc.	108	24,551
Broadcom, Inc.	17	27,371
Lam Research Corp.	9	9,922
Micron Technology, Inc.	134	17,567
NVIDIA Corp.	1,668	206,086
NXP Semiconductors NV (China)	95	25,697
Qorvo, Inc. *	26	2,977
Texas Instruments, Inc.	137	26,695
		362,627
Software — 10.8%
Adobe, Inc. *	10	5,318
Cadence Design Systems, Inc. *	17	5,309
Intuit, Inc.	31	20,601
Microsoft Corp. (a)	521	232,777
Salesforce, Inc.	95	24,415
ServiceNow, Inc. *	33	25,973
		314,393
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	69	10,560
SBA Communications Corp.	44	8,620
		19,180
Specialty Retail — 2.7%
AutoNation, Inc. *	4	608
AutoZone, Inc. *	7	21,119
Best Buy Co., Inc.	75	6,301
Burlington Stores, Inc. *	28	6,757
Lowe's Cos., Inc.	122	26,889
O'Reilly Automotive, Inc. *	4	4,634
Ross Stores, Inc.	68	9,831
TJX Cos., Inc. (The)	33	3,672
		79,811
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	29

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc. (a)	954	201,005
Hewlett Packard Enterprise Co.	295	6,234
Seagate Technology Holdings plc	141	14,550
Western Digital Corp. *	36	2,745
		224,534
Tobacco — 0.4%
Altria Group, Inc.	86	3,914
Philip Morris International, Inc.	78	7,869
		11,783
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	8	5,469
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.	54	9,447
Total Common Stocks (Cost $2,020,453)		2,907,319
	NO. OF CONTRACTS
Options Purchased — 0.3%
Put Options Purchased — 0.3%
S&P 500 Index
8/30/2024 at USD 4,995.00, European Style
Notional Amount: USD 2,954,666
Counterparty: Exchange-Traded * (Cost $20,399)	5,411	8,144
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c) (Cost $46,578)	46,578	46,578
Total Investments — 101.9% (Cost $2,087,430)		2,962,041
Liabilities in Excess of Other Assets — (1.9)%		(55,195)
NET ASSETS — 100.0%		2,906,846

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	176	09/20/2024	USD	48,613	189

Abbreviations
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Large Cap Funds	June 30, 2024

Written Call Options Contracts as of June 30, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	5,411	USD 2,954,666	USD 5,565.00	8/30/2024	(39,203)
Written Put Options Contracts as of June 30, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	5,411	USD 2,954,666	USD 4,200.00	8/30/2024	(1,639)
Total Written Options Contracts (Premiums Received $21,041)						(40,842)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	31

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.6%
Aerospace & Defense — 1.3%
TransDigm Group, Inc.	987	1,261,010
Automobiles — 1.7%
Tesla, Inc. *	8,002	1,583,380
Beverages — 0.8%
Celsius Holdings, Inc. * (a)	11,605	662,554
Monster Beverage Corp. *	2,314	115,575
		778,129
Biotechnology — 1.8%
Regeneron Pharmaceuticals, Inc. *	1,643	1,726,367
Broadline Retail — 7.8%
Amazon.com, Inc. *	33,523	6,478,311
MercadoLibre, Inc. (Brazil) *	514	845,478
		7,323,789
Building Products — 1.1%
Trane Technologies plc	3,144	1,034,016
Capital Markets — 1.3%
Blackstone, Inc.	3,714	459,751
KKR & Co., Inc.	6,984	735,054
		1,194,805
Communications Equipment — 1.2%
Arista Networks, Inc. *	3,186	1,116,804
Construction & Engineering — 0.6%
Quanta Services, Inc.	2,219	563,832
Electrical Equipment — 2.2%
Eaton Corp. plc	5,024	1,575,266
Vertiv Holdings Co., Class A	5,966	516,502
		2,091,768
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	12,799	862,258
Jabil, Inc.	2,099	228,369
		1,090,627
Entertainment — 3.8%
Netflix, Inc. *	4,151	2,801,630
Spotify Technology SA *	2,535	795,419
		3,597,049
Financial Services — 2.3%
Block, Inc. *	2,614	168,560
Mastercard, Inc., Class A	4,607	2,032,425
		2,200,985
INVESTMENTS	SHARES (000)	VALUE ($000)

Ground Transportation — 1.5%
Uber Technologies, Inc. *	19,094	1,387,781
Health Care Equipment & Supplies — 1.9%
Edwards Lifesciences Corp. * (a)	3,229	298,300
Intuitive Surgical, Inc. *	3,267	1,453,205
		1,751,505
Health Care Providers & Services — 1.2%
McKesson Corp.	1,913	1,116,978
Hotels, Restaurants & Leisure — 3.9%
Airbnb, Inc., Class A *	1,316	199,565
Booking Holdings, Inc.	202	799,569
Chipotle Mexican Grill, Inc. *	17,401	1,090,144
DoorDash, Inc., Class A *	5,770	627,665
Marriott International, Inc., Class A	2,738	662,093
Starbucks Corp.	3,815	297,015
		3,676,051
Household Durables — 1.1%
DR Horton, Inc.	7,158	1,008,756
Interactive Media & Services — 10.6%
Alphabet, Inc., Class C	25,398	4,658,367
Meta Platforms, Inc., Class A	10,496	5,292,414
		9,950,781
IT Services — 0.7%
MongoDB, Inc. *	477	119,204
Shopify, Inc., Class A (Canada) *	8,532	563,547
		682,751
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc.	71	39,203
Media — 0.4%
Trade Desk, Inc. (The), Class A *	3,481	339,990
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	7,307	355,113
Oil, Gas & Consumable Fuels — 0.6%
Cheniere Energy, Inc.	796	139,252
ConocoPhillips	3,567	407,952
		547,204
Pharmaceuticals — 5.6%
Eli Lilly & Co.	5,841	5,288,426
Semiconductors & Semiconductor Equipment — 17.9%
Advanced Micro Devices, Inc. *	10,870	1,763,175
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
ASML Holding NV (Registered), NYRS (Netherlands)	332	339,776
Broadcom, Inc.	2,097	3,366,076
Lam Research Corp.	1,127	1,199,781
NVIDIA Corp.	74,092	9,153,392
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	6,035	1,048,944
		16,871,144
Software — 17.5%
Adobe, Inc. *	177	98,566
Fair Isaac Corp. *	337	501,547
HubSpot, Inc. *	800	471,897
Intuit, Inc.	1,363	896,036
Microsoft Corp.	22,211	9,927,158
Oracle Corp.	12,186	1,720,646
Palo Alto Networks, Inc. *	1,466	497,080
Salesforce, Inc.	853	219,233
ServiceNow, Inc. *	1,260	991,467
Synopsys, Inc. *	1,903	1,132,058
		16,455,688
Specialty Retail — 0.7%
AutoZone, Inc. *	226	670,666
Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	21,779	4,587,016
Trading Companies & Distributors — 0.6%
WW Grainger, Inc.	600	541,220
Total Common Stocks (Cost $50,087,436)		90,832,834
Short-Term Investments — 4.1%
Investment Companies — 4.0%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (b) (c) (Cost $3,765,409)	3,764,699	3,765,452
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (b) (c)	94,979	94,979
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	11,095	11,095
Total Investment of Cash Collateral from Securities Loaned (Cost $106,077)		106,074
Total Short-Term Investments (Cost $3,871,486)		3,871,526
Total Investments — 100.7% (Cost $53,958,922)		94,704,360
Liabilities in Excess of Other Assets — (0.7)%		(624,312)
NET ASSETS — 100.0%		94,080,048

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2024. The total value of securities on loan at June 30, 2024 is $94,162.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	33

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.4%
Aerospace & Defense — 0.4%
TransDigm Group, Inc.	12	15,223
Air Freight & Logistics — 1.2%
FedEx Corp.	176	52,651
Banks — 10.5%
Bank of America Corp.	2,570	102,189
Citigroup, Inc.	1,708	108,383
Fifth Third Bancorp	1,435	52,362
First Citizens BancShares, Inc., Class A	13	21,197
Truist Financial Corp.	2,201	85,522
Wells Fargo & Co.	1,237	73,481
		443,134
Biotechnology — 4.8%
AbbVie, Inc.	521	89,354
Biogen, Inc. *	111	25,593
BioMarin Pharmaceutical, Inc. *	236	19,429
Neurocrine Biosciences, Inc. *	96	13,204
Regeneron Pharmaceuticals, Inc. *	38	39,884
Vertex Pharmaceuticals, Inc. *	33	15,583
		203,047
Broadline Retail — 0.2%
Amazon.com, Inc. *	45	8,759
Building Products — 2.7%
Carrier Global Corp.	1,115	70,355
Masco Corp.	323	21,512
Trane Technologies plc	66	21,678
		113,545
Capital Markets — 2.1%
Charles Schwab Corp. (The)	298	21,988
CME Group, Inc.	98	19,250
Intercontinental Exchange, Inc.	62	8,452
Jefferies Financial Group, Inc.	181	8,997
Northern Trust Corp.	354	29,758
		88,445
Chemicals — 1.1%
Chemours Co. (The)	1,985	44,810
Consumer Staples Distribution & Retail — 3.3%
BJ's Wholesale Club Holdings, Inc. *	533	46,842
Performance Food Group Co. *	718	47,456
Walmart, Inc.	690	46,721
		141,019
INVESTMENTS	SHARES (000)	VALUE ($000)

Containers & Packaging — 1.6%
Graphic Packaging Holding Co.	1,131	29,651
International Paper Co.	388	16,749
Silgan Holdings, Inc.	470	19,892
		66,292
Electric Utilities — 1.6%
NextEra Energy, Inc.	419	29,652
Xcel Energy, Inc.	714	38,166
		67,818
Electrical Equipment — 3.5%
Emerson Electric Co.	789	86,896
GE Vernova, Inc. *	156	26,749
nVent Electric plc	157	12,030
Regal Rexnord Corp.	161	21,801
		147,476
Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	1,281	49,757
Energy Equipment & Services — 0.5%
Baker Hughes Co.	654	22,993
Entertainment — 1.3%
Live Nation Entertainment, Inc. *	195	18,334
Warner Bros Discovery, Inc. *	2,070	15,400
Warner Music Group Corp., Class A	701	21,477
		55,211
Financial Services — 7.8%
Berkshire Hathaway, Inc., Class B *	314	127,755
Block, Inc. *	499	32,169
Corpay, Inc. *	205	54,690
Fidelity National Information Services, Inc.	585	44,104
Fiserv, Inc. *	404	60,199
MGIC Investment Corp.	603	12,987
		331,904
Food Products — 4.4%
Archer-Daniels-Midland Co.	349	21,089
Hershey Co. (The)	154	28,356
Lamb Weston Holdings, Inc.	1,043	87,671
Mondelez International, Inc., Class A	756	49,487
		186,603
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 1.3%
CSX Corp.	1,191	39,828
Uber Technologies, Inc. *	196	14,281
		54,109
Health Care Equipment & Supplies — 0.8%
Baxter International, Inc.	346	11,567
Medtronic plc	304	23,972
		35,539
Health Care Providers & Services — 6.6%
Cardinal Health, Inc.	793	77,932
CVS Health Corp.	1,892	111,746
UnitedHealth Group, Inc.	175	89,429
		279,107
Health Care REITs — 1.2%
Ventas, Inc.	1,004	51,485
Hotels, Restaurants & Leisure — 2.9%
Carnival Corp. *	2,364	44,264
McDonald's Corp.	227	57,762
Royal Caribbean Cruises Ltd. *	135	21,575
Viking Holdings Ltd. *	14	471
		124,072
Household Durables — 1.6%
Mohawk Industries, Inc. *	195	22,131
Toll Brothers, Inc.	407	46,935
		69,066
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	269	4,725
Industrial Conglomerates — 1.6%
Honeywell International, Inc.	316	67,491
Insurance — 2.1%
Aon plc, Class A	43	12,467
MetLife, Inc.	405	28,450
Travelers Cos., Inc. (The)	246	50,024
		90,941
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	56	30,935
Media — 1.1%
Charter Communications, Inc., Class A * (a)	77	22,960
INVESTMENTS	SHARES (000)	VALUE ($000)

Media — continued
Comcast Corp., Class A	541	21,172
Sirius XM Holdings, Inc. (a)	1,338	3,786
		47,918
Metals & Mining — 1.5%
Alcoa Corp.	362	14,404
Freeport-McMoRan, Inc.	1,001	48,634
		63,038
Multi-Utilities — 1.7%
CMS Energy Corp.	278	16,527
Dominion Energy, Inc.	670	32,814
NiSource, Inc.	735	21,188
		70,529
Oil, Gas & Consumable Fuels — 7.3%
Chevron Corp.	890	139,291
Exxon Mobil Corp.	1,465	168,628
		307,919
Passenger Airlines — 0.6%
Delta Air Lines, Inc.	490	23,226
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	1,859	77,211
Johnson & Johnson	142	20,743
		97,954
Residential REITs — 2.2%
Equity LifeStyle Properties, Inc.	858	55,889
Equity Residential	537	37,190
		93,079
Semiconductors & Semiconductor Equipment — 3.0%
First Solar, Inc. *	40	9,034
Microchip Technology, Inc.	285	26,084
NXP Semiconductors NV (China)	74	19,845
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	420	73,074
		128,037
Software — 0.3%
Oracle Corp.	76	10,672
Specialized REITs — 4.9%
American Tower Corp.	119	23,032
Digital Realty Trust, Inc.	463	70,453
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	35

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — continued
Equinix, Inc.	71	53,769
SBA Communications Corp.	319	62,527
		209,781
Specialty Retail — 0.5%
AutoZone, Inc. *	8	22,334
Technology Hardware, Storage & Peripherals — 1.8%
Hewlett Packard Enterprise Co.	702	14,862
Seagate Technology Holdings plc	591	61,042
		75,904
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd. *	327	10,813
Kontoor Brands, Inc.	294	19,474
		30,287
Tobacco — 1.6%
Philip Morris International, Inc.	684	69,336
Trading Companies & Distributors — 0.8%
AerCap Holdings NV (Ireland)	355	33,065
Total Common Stocks (Cost $3,722,948)		4,129,236
Short-Term Investments — 3.1%
Investment Companies — 3.0%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (b) (c) (Cost $127,054)	127,029	127,054
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (b) (c)	2,000	2,000
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	1,210	1,210
Total Investment of Cash Collateral from Securities Loaned (Cost $3,210)		3,210
Total Short-Term Investments (Cost $130,264)		130,264
Total Investments — 100.5% (Cost $3,853,212)		4,259,500
Liabilities in Excess of Other Assets — (0.5)%		(19,409)
NET ASSETS — 100.0%		4,240,091

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2024. The total value of securities on loan at June 30, 2024 is $3,059.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Large Cap Funds	June 30, 2024

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.3%
Aerospace & Defense — 1.7%
Northrop Grumman Corp.	5	1,956
RTX Corp.	10	1,004
		2,960
Air Freight & Logistics — 0.9%
United Parcel Service, Inc., Class B	11	1,570
Automobile Components — 0.4%
Lear Corp.	6	667
Banks — 7.8%
Bank of America Corp.	88	3,483
Citigroup, Inc.	30	1,918
Citizens Financial Group, Inc.	25	903
M&T Bank Corp.	9	1,392
PNC Financial Services Group, Inc. (The)	12	1,833
Wells Fargo & Co.	61	3,649
		13,178
Beverages — 1.0%
Coca-Cola Co. (The)	28	1,774
Biotechnology — 4.4%
AbbVie, Inc.	20	3,379
Regeneron Pharmaceuticals, Inc. *	2	1,953
Vertex Pharmaceuticals, Inc. *	4	2,135
		7,467
Building Products — 1.9%
Fortune Brands Innovations, Inc.	14	881
Trane Technologies plc	7	2,386
		3,267
Capital Markets — 4.2%
BlackRock, Inc.	3	2,227
Charles Schwab Corp. (The)	21	1,545
CME Group, Inc.	6	1,201
Morgan Stanley	22	2,132
		7,105
Chemicals — 3.2%
Axalta Coating Systems Ltd. *	57	1,969
DuPont de Nemours, Inc.	18	1,429
Linde plc	5	2,037
		5,435
Consumer Finance — 0.8%
Ally Financial, Inc.	19	746
Capital One Financial Corp.	5	671
		1,417
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Staples Distribution & Retail — 1.5%
Target Corp.	8	1,178
Walmart, Inc.	20	1,324
		2,502
Containers & Packaging — 0.5%
Berry Global Group, Inc.	15	902
Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.	60	2,458
Electric Utilities — 3.3%
NextEra Energy, Inc.	42	2,996
PG&E Corp.	90	1,573
Xcel Energy, Inc.	20	1,055
		5,624
Electrical Equipment — 2.1%
Eaton Corp. plc	11	3,548
Electronic Equipment, Instruments & Components — 0.5%
Teledyne Technologies, Inc. *	2	899
Entertainment — 0.5%
Netflix, Inc. *	1	838
Financial Services — 4.6%
Berkshire Hathaway, Inc., Class B *	8	3,097
Block, Inc. *	13	818
Corpay, Inc. *	3	831
Fidelity National Information Services, Inc.	11	800
Fiserv, Inc. *	7	1,107
Mastercard, Inc., Class A	2	1,086
		7,739
Food Products — 1.6%
Mondelez International, Inc., Class A	32	2,077
Tyson Foods, Inc., Class A	11	621
		2,698
Ground Transportation — 2.7%
CSX Corp.	53	1,757
Norfolk Southern Corp.	9	2,023
Uber Technologies, Inc. *	12	874
		4,654
Health Care Equipment & Supplies — 2.5%
Baxter International, Inc.	22	728
Boston Scientific Corp. *	22	1,668
Medtronic plc	24	1,914
		4,310
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	37

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — 4.4%
Centene Corp. *	17	1,116
Cigna Group (The)	7	2,239
UnitedHealth Group, Inc.	8	4,033
		7,388
Health Care REITs — 0.7%
Ventas, Inc.	23	1,168
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	44	782
Hotels, Restaurants & Leisure — 1.9%
Expedia Group, Inc. *	6	823
McDonald's Corp.	7	1,757
Travel + Leisure Co.	14	629
		3,209
Household Durables — 0.3%
Whirlpool Corp.	5	554
Household Products — 1.5%
Procter & Gamble Co. (The)	10	1,717
Spectrum Brands Holdings, Inc.	9	736
		2,453
Industrial Conglomerates — 1.2%
Honeywell International, Inc.	9	2,016
Industrial REITs — 1.6%
Prologis, Inc.	25	2,788
Insurance — 3.4%
Loews Corp.	28	2,130
MetLife, Inc.	16	1,090
Travelers Cos., Inc. (The)	12	2,469
		5,689
Interactive Media & Services — 1.1%
Meta Platforms, Inc., Class A	4	1,882
IT Services — 0.7%
Cognizant Technology Solutions Corp., Class A	16	1,114
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	4	2,372
Machinery — 3.5%
Deere & Co.	5	1,670
Dover Corp.	12	2,235
Parker-Hannifin Corp.	4	2,073
		5,978
Media — 1.4%
Comcast Corp., Class A	61	2,388
INVESTMENTS	SHARES (000)	VALUE ($000)

Multi-Utilities — 1.7%
CMS Energy Corp.	22	1,300
Public Service Enterprise Group, Inc.	22	1,623
		2,923
Oil, Gas & Consumable Fuels — 8.3%
Cheniere Energy, Inc.	9	1,506
ConocoPhillips	31	3,523
Diamondback Energy, Inc.	7	1,440
EOG Resources, Inc.	16	2,004
Exxon Mobil Corp.	37	4,277
Phillips 66	9	1,340
		14,090
Personal Care Products — 0.4%
Kenvue, Inc.	37	679
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	50	2,077
Eli Lilly & Co.	1	1,011
Jazz Pharmaceuticals plc *	9	906
Johnson & Johnson	8	1,152
Pfizer, Inc.	16	461
		5,607
Professional Services — 1.1%
Booz Allen Hamilton Holding Corp.	7	1,011
SS&C Technologies Holdings, Inc.	12	779
		1,790
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A *	13	1,189
Semiconductors & Semiconductor Equipment — 4.4%
Advanced Micro Devices, Inc. *	9	1,494
Analog Devices, Inc.	9	2,016
Micron Technology, Inc.	5	659
NXP Semiconductors NV (China)	4	1,110
Texas Instruments, Inc.	12	2,240
		7,519
Software — 1.2%
Microsoft Corp.	4	1,989
Specialized REITs — 0.8%
Digital Realty Trust, Inc.	9	1,298
Specialty Retail — 3.7%
AutoZone, Inc. *	—	1,544
Lowe's Cos., Inc.	10	2,118
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
O'Reilly Automotive, Inc. *	1	1,377
TJX Cos., Inc. (The)	11	1,168
		6,207
Technology Hardware, Storage & Peripherals — 1.2%
Hewlett Packard Enterprise Co.	43	910
Seagate Technology Holdings plc	10	1,059
		1,969
Tobacco — 1.3%
Philip Morris International, Inc.	21	2,146
Total Common Stocks (Cost $133,493)		168,199
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b) (Cost $1,157)	1,157	1,157
Total Investments — 100.0% (Cost $134,650)		169,356
Other Assets Less Liabilities — 0.0% ^		34
NET ASSETS — 100.0%		169,390

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	4	09/20/2024	USD	1,105	4

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	39

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.4%
Aerospace & Defense — 2.4%
Howmet Aerospace, Inc.	2,876	223,252
Northrop Grumman Corp.	1,140	497,074
		720,326
Banks — 3.8%
US Bancorp	9,813	389,601
Wells Fargo & Co.	12,614	749,129
		1,138,730
Biotechnology — 6.2%
AbbVie, Inc.	3,722	638,422
Biogen, Inc. *	654	151,646
Regeneron Pharmaceuticals, Inc. *	667	700,212
Vertex Pharmaceuticals, Inc. *	754	353,474
		1,843,754
Broadline Retail — 4.3%
Amazon.com, Inc. *	6,677	1,290,318
Building Products — 2.3%
Carrier Global Corp.	4,758	300,112
Trane Technologies plc	1,136	373,624
		673,736
Capital Markets — 2.9%
Ameriprise Financial, Inc.	911	388,956
Morgan Stanley	4,826	469,065
		858,021
Construction Materials — 1.9%
Vulcan Materials Co.	2,239	556,887
Consumer Finance — 2.0%
American Express Co.	2,625	607,878
Electric Utilities — 3.0%
NextEra Energy, Inc.	6,211	439,783
PG&E Corp.	25,807	450,598
		890,381
Electrical Equipment — 1.6%
Eaton Corp. plc	1,573	493,145
Energy Equipment & Services — 2.1%
Baker Hughes Co.	17,663	621,222
Financial Services — 3.1%
Block, Inc. *	2,107	135,881
INVESTMENTS	SHARES (000)	VALUE ($000)

Financial Services — continued
Corpay, Inc. *	587	156,349
Mastercard, Inc., Class A	1,466	646,758
		938,988
Food Products — 1.2%
Mondelez International, Inc., Class A	5,440	356,020
Ground Transportation — 2.1%
CSX Corp.	18,357	614,049
Health Care Equipment & Supplies — 2.4%
Medtronic plc	3,551	279,514
Stryker Corp.	1,317	448,093
		727,607
Health Care Providers & Services — 2.3%
UnitedHealth Group, Inc.	1,363	694,054
Hotels, Restaurants & Leisure — 2.4%
Marriott International, Inc., Class A	929	224,486
McDonald's Corp.	1,890	481,742
		706,228
Industrial REITs — 1.2%
Prologis, Inc.	3,119	350,292
Insurance — 1.1%
Travelers Cos., Inc. (The)	1,593	323,999
Interactive Media & Services — 6.5%
Alphabet, Inc., Class A	5,363	976,917
Meta Platforms, Inc., Class A	1,894	954,794
		1,931,711
Life Sciences Tools & Services — 1.0%
Danaher Corp.	1,189	297,171
Machinery — 1.5%
Deere & Co.	1,225	457,846
Oil, Gas & Consumable Fuels — 2.5%
Exxon Mobil Corp.	6,588	758,368
Pharmaceuticals — 1.0%
Eli Lilly & Co.	338	305,567
Semiconductors & Semiconductor Equipment — 13.0%
Analog Devices, Inc.	1,957	446,762
ASML Holding NV (Registered), NYRS (Netherlands)	72	73,828
Marvell Technology, Inc.	2,860	199,930
Micron Technology, Inc.	2,388	314,044
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp.	17,570	2,170,550
NXP Semiconductors NV (China)	2,442	657,065
		3,862,179
Software — 12.8%
Intuit, Inc.	681	447,509
Microsoft Corp.	6,387	2,854,826
Oracle Corp.	3,558	502,313
		3,804,648
Specialty Retail — 4.3%
AutoZone, Inc. *	107	315,626
Lowe's Cos., Inc.	3,147	693,705
TJX Cos., Inc. (The)	2,443	269,021
		1,278,352
Technology Hardware, Storage & Peripherals — 8.5%
Apple, Inc.	10,995	2,315,832
Seagate Technology Holdings plc	2,018	208,391
		2,524,223
Total Common Stocks (Cost $17,257,438)		29,625,700
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b) (Cost $269,804)	269,750	269,804
Total Investments — 100.3% (Cost $17,527,242)		29,895,504
Liabilities in Excess of Other Assets — (0.3)%		(82,091)
NET ASSETS — 100.0%		29,813,413

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	41

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.3%
Aerospace & Defense — 0.7%
Howmet Aerospace, Inc.	69	5,316
TransDigm Group, Inc.	4	5,477
		10,793
Automobiles — 1.4%
Tesla, Inc. *	110	21,755
Beverages — 0.9%
Coca-Cola Co. (The)	71	4,507
Monster Beverage Corp. *	172	8,589
		13,096
Biotechnology — 3.3%
AbbVie, Inc.	130	22,279
Neurocrine Biosciences, Inc. *	30	4,233
Regeneron Pharmaceuticals, Inc. *	12	12,417
Vertex Pharmaceuticals, Inc. *	24	11,187
		50,116
Broadline Retail — 5.5%
Amazon.com, Inc. *	432	83,477
Building Products — 0.8%
Builders FirstSource, Inc. *	26	3,550
Trane Technologies plc	27	8,933
		12,483
Capital Markets — 1.1%
Ameriprise Financial, Inc.	13	5,800
Charles Schwab Corp. (The)	142	10,449
		16,249
Chemicals — 0.9%
Dow, Inc.	88	4,686
Linde plc	20	8,656
		13,342
Commercial Services & Supplies — 0.5%
Waste Connections, Inc.	46	8,062
Communications Equipment — 0.8%
Arista Networks, Inc. *	36	12,478
Construction & Engineering — 0.3%
Quanta Services, Inc.	19	4,924
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	17	14,202
US Foods Holding Corp. *	94	4,985
		19,187
INVESTMENTS	SHARES (000)	VALUE ($000)

Electric Utilities — 0.7%
NextEra Energy, Inc.	82	5,806
PG&E Corp.	310	5,410
		11,216
Electrical Equipment — 0.3%
Eaton Corp. plc	16	5,070
Energy Equipment & Services — 0.5%
Baker Hughes Co.	200	7,051
Entertainment — 1.3%
Netflix, Inc. *	20	13,128
Warner Music Group Corp., Class A	230	7,062
		20,190
Financial Services — 3.7%
Block, Inc. *	77	4,959
Mastercard, Inc., Class A	98	43,394
Visa, Inc., Class A	29	7,533
		55,886
Food Products — 0.3%
Mondelez International, Inc., Class A	74	4,850
Ground Transportation — 2.0%
CSX Corp.	345	11,535
Uber Technologies, Inc. *	248	18,020
		29,555
Health Care Equipment & Supplies — 0.8%
Boston Scientific Corp. *	103	7,964
Medtronic plc	48	3,745
		11,709
Health Care Providers & Services — 1.9%
Elevance Health, Inc.	11	6,027
HCA Healthcare, Inc.	17	5,423
Humana, Inc.	15	5,562
UnitedHealth Group, Inc.	22	11,260
		28,272
Hotels, Restaurants & Leisure — 2.6%
Booking Holdings, Inc.	1	4,152
Chipotle Mexican Grill, Inc. *	142	8,874
DoorDash, Inc., Class A *	42	4,527
Hilton Worldwide Holdings, Inc.	54	11,820
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd. *	26	4,210
Yum! Brands, Inc.	44	5,907
		39,490
Industrial REITs — 0.4%
Prologis, Inc.	53	5,911
Insurance — 1.5%
Aon plc, Class A	15	4,388
Arch Capital Group Ltd. *	75	7,520
Progressive Corp. (The)	55	11,433
		23,341
Interactive Media & Services — 10.7%
Alphabet, Inc., Class A	271	49,449
Alphabet, Inc., Class C	203	37,257
Meta Platforms, Inc., Class A	151	75,962
		162,668
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	16	8,752
Machinery — 0.5%
Ingersoll Rand, Inc.	75	6,841
Media — 0.2%
Liberty Media Corp-Liberty SiriusXM *	155	3,434
Oil, Gas & Consumable Fuels — 0.4%
ConocoPhillips	46	5,225
Pharmaceuticals — 2.2%
Eli Lilly & Co.	33	29,524
Merck & Co., Inc.	28	3,488
		33,012
Professional Services — 0.4%
Leidos Holdings, Inc.	43	6,239
Semiconductors & Semiconductor Equipment — 16.7%
Advanced Micro Devices, Inc. *	77	12,503
Analog Devices, Inc.	38	8,766
ASML Holding NV (Registered), NYRS (Netherlands)	8	8,413
Broadcom, Inc.	14	21,768
Lam Research Corp.	10	10,579
Marvell Technology, Inc.	101	7,060
Micron Technology, Inc.	67	8,812
NVIDIA Corp.	1,192	147,208
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV (China)	35	9,386
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	106	18,450
		252,945
Software — 19.2%
Adobe, Inc. *	8	4,629
Cadence Design Systems, Inc. *	50	15,421
Crowdstrike Holdings, Inc., Class A *	25	9,735
Intuit, Inc.	26	17,373
Microsoft Corp.	360	160,929
Nutanix, Inc., Class A *	90	5,090
Oracle Corp.	129	18,136
Palo Alto Networks, Inc. *	40	13,669
Procore Technologies, Inc. *	79	5,247
Salesforce, Inc.	87	22,314
ServiceNow, Inc. *	23	17,779
		290,322
Specialized REITs — 0.5%
Digital Realty Trust, Inc.	47	7,138
Specialty Retail — 4.2%
AutoZone, Inc. *	2	6,370
Best Buy Co., Inc.	86	7,304
Burlington Stores, Inc. *	43	10,256
Lowe's Cos., Inc.	111	24,474
O'Reilly Automotive, Inc. *	15	15,658
		64,062
Technology Hardware, Storage & Peripherals — 9.2%
Apple, Inc.	591	124,438
Dell Technologies, Inc., Class C	16	2,221
Hewlett Packard Enterprise Co.	279	5,903
Seagate Technology Holdings plc	66	6,875
		139,437
Total Common Stocks (Cost $669,007)		1,488,578
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	43

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b) (Cost $19,422)	19,419	19,423
Total Investments — 99.6% (Cost $688,429)		1,508,001
Other Assets Less Liabilities — 0.4%		6,381
NET ASSETS — 100.0%		1,514,382

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	96	09/20/2024	USD	26,516	49

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Large Cap Funds	June 30, 2024

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 123.1%
Common Stocks — 120.4%
Aerospace & Defense — 2.9%
Howmet Aerospace, Inc. (a)	423	32,824
Northrop Grumman Corp.	29	12,664
TransDigm Group, Inc.	19	24,314
		69,802
Air Freight & Logistics — 0.2%
FedEx Corp.	16	4,940
Banks — 3.6%
Bank of America Corp. (a)	226	8,989
Fifth Third Bancorp	544	19,853
Truist Financial Corp.	433	16,837
Wells Fargo & Co. (a)	670	39,757
		85,436
Beverages — 2.4%
Coca-Cola Co. (The) (a)	252	16,024
Monster Beverage Corp. *	423	21,134
PepsiCo, Inc. (a)	120	19,875
		57,033
Biotechnology — 4.7%
AbbVie, Inc. (a)	233	39,931
Biogen, Inc. *	30	6,929
BioMarin Pharmaceutical, Inc. *	34	2,844
Neurocrine Biosciences, Inc. *	40	5,520
Regeneron Pharmaceuticals, Inc. *	25	25,908
Sarepta Therapeutics, Inc. *	66	10,511
Vertex Pharmaceuticals, Inc. *	46	21,534
		113,177
Broadline Retail — 5.0%
Amazon.com, Inc. * (a)	612	118,316
Building Products — 1.8%
Carrier Global Corp.	136	8,612
Trane Technologies plc	106	34,737
		43,349
Capital Markets — 3.0%
Ameriprise Financial, Inc.	10	4,509
Charles Schwab Corp. (The) (a)	363	26,737
Goldman Sachs Group, Inc. (The) (a)	73	32,972
Intercontinental Exchange, Inc.	32	4,348
Raymond James Financial, Inc.	18	2,173
		70,739
INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — 1.3%
Dow, Inc.	217	11,538
Linde plc	46	20,081
		31,619
Communications Equipment — 0.2%
Arista Networks, Inc. *	11	3,888
Construction Materials — 0.9%
Martin Marietta Materials, Inc.	24	13,266
Vulcan Materials Co.	37	9,148
		22,414
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	20	17,213
Maplebear, Inc. *	35	1,108
		18,321
Electric Utilities — 2.9%
Entergy Corp.	32	3,376
NextEra Energy, Inc. (a)	399	28,243
PG&E Corp.	876	15,296
Southern Co. (The)	284	22,067
		68,982
Electrical Equipment — 1.0%
AMETEK, Inc.	59	9,922
Eaton Corp. plc	43	13,465
		23,387
Energy Equipment & Services — 0.2%
Baker Hughes Co. (a)	119	4,186
Schlumberger NV	26	1,236
		5,422
Entertainment — 0.9%
Take-Two Interactive Software, Inc. *	42	6,508
Warner Music Group Corp., Class A	502	15,384
		21,892
Financial Services — 6.4%
Affirm Holdings, Inc. *	113	3,429
Berkshire Hathaway, Inc., Class B *	30	12,210
Block, Inc. *	249	16,037
Corpay, Inc. *	38	10,247
Fidelity National Information Services, Inc.	136	10,219
Fiserv, Inc. *	111	16,479
Jack Henry & Associates, Inc.	25	4,204
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	45

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Financial Services — continued
Mastercard, Inc., Class A (a)	156	68,769
WEX, Inc. *	69	12,240
		153,834
Food Products — 0.8%
Hershey Co. (The)	38	6,900
Mondelez International, Inc., Class A (a)	174	11,394
		18,294
Ground Transportation — 2.6%
Norfolk Southern Corp. (a)	97	20,779
Saia, Inc. *	4	2,154
Uber Technologies, Inc. *	312	22,674
Union Pacific Corp. (a)	39	8,780
XPO, Inc. *	68	7,174
		61,561
Health Care Equipment & Supplies — 3.2%
Boston Scientific Corp. * (a)	288	22,202
Edwards Lifesciences Corp. *	47	4,296
Intuitive Surgical, Inc. *	32	14,457
Medtronic plc	58	4,579
Stryker Corp.	90	30,543
		76,077
Health Care Providers & Services — 2.8%
HCA Healthcare, Inc.	10	3,142
Humana, Inc.	20	7,562
McKesson Corp.	4	2,348
UnitedHealth Group, Inc. (a)	108	55,040
		68,092
Health Care REITs — 0.5%
Ventas, Inc.	232	11,887
Hotels, Restaurants & Leisure — 4.7%
Booking Holdings, Inc.	4	13,588
Chipotle Mexican Grill, Inc. *	281	17,617
Darden Restaurants, Inc.	24	3,588
DoorDash, Inc., Class A *	19	2,089
Hilton Worldwide Holdings, Inc.	103	22,414
McDonald's Corp. (a)	57	14,633
Royal Caribbean Cruises Ltd. *	63	10,112
Yum! Brands, Inc. (a)	210	27,844
		111,885
INVESTMENTS	SHARES (000)	VALUE ($000)

Household Durables — 0.1%
Lennar Corp., Class A	14	2,065
Household Products — 1.0%
Church & Dwight Co., Inc. (a)	112	11,623
Procter & Gamble Co. (The) (a)	71	11,619
		23,242
Industrial Conglomerates — 0.7%
Honeywell International, Inc. (a)	80	17,113
Insurance — 3.5%
Aflac, Inc.	161	14,375
Aon plc, Class A	93	27,195
MetLife, Inc.	136	9,550
Principal Financial Group, Inc.	40	3,150
Progressive Corp. (The) (a)	46	9,603
RenaissanceRe Holdings Ltd. (Bermuda)	11	2,411
Travelers Cos., Inc. (The)	83	16,841
		83,125
Interactive Media & Services — 7.3%
Alphabet, Inc., Class C	84	15,350
Alphabet, Inc., Class A (a)	381	69,445
Meta Platforms, Inc., Class A (a)	176	88,548
		173,343
Life Sciences Tools & Services — 1.5%
Danaher Corp.	63	15,772
Thermo Fisher Scientific, Inc. (a)	37	20,586
		36,358
Machinery — 2.4%
Deere & Co. (a)	30	11,063
Dover Corp.	40	7,268
Ingersoll Rand, Inc.	335	30,424
Otis Worldwide Corp.	100	9,608
		58,363
Media — 0.9%
Comcast Corp., Class A (a)	214	8,382
Sirius XM Holdings, Inc.	4,299	12,165
		20,547
Multi-Utilities — 0.9%
CMS Energy Corp.	83	4,929
Dominion Energy, Inc.	139	6,811
DTE Energy Co.	47	5,243
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Multi-Utilities — continued
NiSource, Inc.	146	4,215
Public Service Enterprise Group, Inc.	16	1,143
		22,341
Oil, Gas & Consumable Fuels — 4.9%
Cheniere Energy, Inc.	30	5,266
ConocoPhillips (a)	172	19,687
Diamondback Energy, Inc.	36	7,228
EOG Resources, Inc.	123	15,514
Exxon Mobil Corp. (a)	534	61,527
Phillips 66	30	4,183
Targa Resources Corp.	19	2,422
TC Energy Corp. (Canada)	30	1,125
		116,952
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	62	6,557
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co. (a)	286	11,895
Elanco Animal Health, Inc. *	503	7,264
Eli Lilly & Co. (a)	37	32,998
Johnson & Johnson	49	7,095
		59,252
Professional Services — 0.4%
Leidos Holdings, Inc.	74	10,751
Residential REITs — 0.1%
American Homes 4 Rent, Class A	53	1,983
Semiconductors & Semiconductor Equipment — 15.5%
Advanced Micro Devices, Inc. *	85	13,728
Analog Devices, Inc. (a)	104	23,758
ASML Holding NV (Registered), NYRS (Netherlands)	12	12,347
Marvell Technology, Inc.	80	5,617
Microchip Technology, Inc.	281	25,673
Micron Technology, Inc.	220	28,881
NVIDIA Corp.	1,343	165,979
NXP Semiconductors NV (China)	85	22,748
ON Semiconductor Corp. *	64	4,359
Qorvo, Inc. *	47	5,515
Skyworks Solutions, Inc.	50	5,347
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	171	29,702
Texas Instruments, Inc. (a)	135	26,332
		369,986
Software — 11.8%
Intuit, Inc.	34	22,428
Microsoft Corp. (a)	448	200,149
Roper Technologies, Inc.	11	6,175
Salesforce, Inc. (a)	87	22,521
ServiceNow, Inc. *	38	29,771
		281,044
Specialized REITs — 1.7%
American Tower Corp.	13	2,528
Digital Realty Trust, Inc.	241	36,698
SBA Communications Corp.	12	2,381
		41,607
Specialty Retail — 3.5%
AutoZone, Inc. *	1	4,313
Best Buy Co., Inc.	75	6,304
Burlington Stores, Inc. *	88	21,058
Lowe's Cos., Inc. (a)	113	24,963
O'Reilly Automotive, Inc. * (a)	20	20,905
TJX Cos., Inc. (The)	64	7,076
		84,619
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc. (a)	747	157,353
Hewlett Packard Enterprise Co.	245	5,188
Seagate Technology Holdings plc	219	22,625
Western Digital Corp. *	89	6,740
		191,906
Trading Companies & Distributors — 0.1%
WW Grainger, Inc.	3	2,327
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.	69	12,239
Total Common Stocks (Cost $1,734,203)		2,876,067
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	47

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Short-Term Investments — 2.7%
Investment Companies — 2.7%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (b) (c)(Cost $62,838)	62,826	62,838
Total Long Positions (Cost $1,797,041)		2,938,905
Short Positions — (23.4)%
Common Stocks — (23.4)%
Aerospace & Defense — (0.7)%
Boeing Co. (The) *	(16)	(2,947)
Huntington Ingalls Industries, Inc.	(25)	(6,002)
Lockheed Martin Corp.	(17)	(8,086)
(17,035)
Air Freight & Logistics — (0.2)%
Expeditors International of Washington, Inc.	(44)	(5,515)
Automobiles — (0.3)%
Ford Motor Co.	(630)	(7,899)
Banks — (0.4)%
Huntington Bancshares, Inc.	(321)	(4,232)
PNC Financial Services Group, Inc. (The)	(34)	(5,274)
(9,506)
Beverages — (0.3)%
Molson Coors Beverage Co., Class B	(159)	(8,065)
Biotechnology — (0.3)%
Amgen, Inc.	(6)	(1,835)
Gilead Sciences, Inc.	(30)	(2,064)
Moderna, Inc. *	(30)	(3,584)
(7,483)
Building Products — (0.5)%
Johnson Controls International plc	(100)	(6,616)
Lennox International, Inc.	(7)	(4,007)
(10,623)
Capital Markets — (1.4)%
Bank of New York Mellon Corp. (The)	(116)	(6,955)
BlackRock, Inc.	(4)	(3,112)
Coinbase Global, Inc., Class A *	(11)	(2,392)
FactSet Research Systems, Inc.	(12)	(4,803)
Franklin Resources, Inc.	(79)	(1,767)
LPL Financial Holdings, Inc.	(27)	(7,671)
Moody's Corp.	(3)	(1,222)
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
Nasdaq, Inc.	(55)	(3,326)
T. Rowe Price Group, Inc.	(26)	(2,999)
(34,247)
Commercial Services & Supplies — (0.2)%
Waste Management, Inc.	(16)	(3,506)
Communications Equipment — (0.1)%
Cisco Systems, Inc.	(63)	(2,986)
Consumer Finance — (0.1)%
Synchrony Financial	(27)	(1,292)
Consumer Staples Distribution & Retail — (0.6)%
Kroger Co. (The)	(57)	(2,865)
Sysco Corp.	(134)	(9,583)
Walgreens Boots Alliance, Inc.	(93)	(1,122)
(13,570)
Containers & Packaging — (0.3)%
Ball Corp.	(52)	(3,137)
International Paper Co.	(65)	(2,784)
(5,921)
Diversified Telecommunication Services — (0.3)%
AT&T, Inc.	(151)	(2,881)
Verizon Communications, Inc.	(95)	(3,938)
(6,819)
Electric Utilities — (1.5)%
American Electric Power Co., Inc.	(73)	(6,397)
Duke Energy Corp.	(29)	(2,861)
Eversource Energy	(95)	(5,371)
Exelon Corp.	(176)	(6,098)
FirstEnergy Corp.	(192)	(7,363)
Pinnacle West Capital Corp.	(53)	(4,011)
PPL Corp.	(118)	(3,275)
(35,376)
Electrical Equipment — (0.1)%
Acuity Brands, Inc.	(8)	(1,949)
Energy Equipment & Services — (0.2)%
Halliburton Co.	(133)	(4,500)
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Entertainment — (0.5)%
Electronic Arts, Inc.	(70)	(9,812)
Netflix, Inc. *	(4)	(2,457)
(12,269)
Financial Services — (1.1)%
PayPal Holdings, Inc. *	(138)	(8,024)
Toast, Inc., Class A *	(285)	(7,331)
Voya Financial, Inc.	(70)	(4,978)
Western Union Co. (The)	(497)	(6,073)
(26,406)
Food Products — (0.4)%
Campbell Soup Co.	(25)	(1,141)
Conagra Brands, Inc.	(42)	(1,177)
General Mills, Inc.	(29)	(1,844)
Kellanova	(19)	(1,073)
Kraft Heinz Co. (The)	(137)	(4,424)
(9,659)
Gas Utilities — (0.1)%
National Fuel Gas Co.	(43)	(2,321)
Health Care Equipment & Supplies — (0.3)%
Dentsply Sirona, Inc.	(100)	(2,487)
Zimmer Biomet Holdings, Inc.	(52)	(5,634)
(8,121)
Health Care Providers & Services — (0.7)%
Cigna Group (The)	(19)	(6,366)
CVS Health Corp.	(100)	(5,907)
Henry Schein, Inc. *	(52)	(3,289)
(15,562)
Hotels, Restaurants & Leisure — (0.9)%
Carnival Corp. *	(72)	(1,348)
Choice Hotels International, Inc.	(41)	(4,914)
Domino's Pizza, Inc.	(11)	(5,798)
Starbucks Corp.	(115)	(8,923)
(20,983)
Household Products — (0.0)% ^
Kimberly-Clark Corp.	(7)	(906)
Industrial Conglomerates — (0.2)%
3M Co.	(38)	(3,834)
Insurance — (1.5)%
Allstate Corp. (The)	(45)	(7,227)
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued
American International Group, Inc.	(62)	(4,610)
Arch Capital Group Ltd. *	(33)	(3,377)
Hartford Financial Services Group, Inc. (The)	(37)	(3,675)
Kinsale Capital Group, Inc.	(8)	(3,045)
Marsh & McLennan Cos., Inc.	(26)	(5,396)
WR Berkley Corp.	(105)	(8,261)
(35,591)
IT Services — (0.5)%
Accenture plc, Class A	(4)	(1,061)
International Business Machines Corp.	(64)	(11,146)
(12,207)
Life Sciences Tools & Services — (0.5)%
Agilent Technologies, Inc.	(34)	(4,336)
Bruker Corp.	(38)	(2,444)
Waters Corp. *	(17)	(5,028)
(11,808)
Machinery — (1.1)%
Donaldson Co., Inc.	(89)	(6,378)
IDEX Corp.	(20)	(4,016)
Illinois Tool Works, Inc.	(42)	(10,039)
PACCAR, Inc.	(10)	(978)
Stanley Black & Decker, Inc.	(49)	(3,898)
(25,309)
Media — (0.9)%
Fox Corp., Class A	(308)	(10,590)
Interpublic Group of Cos., Inc. (The)	(193)	(5,621)
Omnicom Group, Inc.	(41)	(3,666)
Paramount Global, Class B	(186)	(1,934)
(21,811)
Multi-Utilities — (0.1)%
Sempra	(45)	(3,451)
Office REITs — (0.1)%
SL Green Realty Corp.	—	—
Vornado Realty Trust	(65)	(1,720)
(1,720)
Oil, Gas & Consumable Fuels — (0.8)%
Coterra Energy, Inc.	(104)	(2,780)
Enbridge, Inc. (Canada)	(118)	(4,195)
Kinder Morgan, Inc.	(114)	(2,271)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	49

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp.	(34)	(2,113)
ONEOK, Inc.	(52)	(4,210)
Valero Energy Corp.	(29)	(4,570)
(20,139)
Passenger Airlines — (0.1)%
Southwest Airlines Co.	(78)	(2,230)
Pharmaceuticals — (0.2)%
Pfizer, Inc.	(64)	(1,804)
Zoetis, Inc.	(21)	(3,640)
(5,444)
Professional Services — (1.1)%
Automatic Data Processing, Inc.	(9)	(2,153)
Dayforce, Inc. *	(136)	(6,736)
Equifax, Inc.	(29)	(7,019)
Paychex, Inc.	(42)	(4,992)
Paycom Software, Inc.	(15)	(2,140)
TransUnion	(29)	(2,133)
(25,173)
Residential REITs — (0.1)%
Essex Property Trust, Inc.	(5)	(1,297)
Retail REITs — (0.6)%
NNN REIT, Inc.	(120)	(5,126)
Simon Property Group, Inc.	(65)	(9,801)
(14,927)
Semiconductors & Semiconductor Equipment — (2.9)%
Applied Materials, Inc.	(59)	(14,033)
ARM Holdings plc *	(26)	(4,192)
Broadcom, Inc.	(4)	(6,048)
Intel Corp.	(119)	(3,702)
KLA Corp.	(12)	(9,660)
Lam Research Corp.	(7)	(8,069)
Monolithic Power Systems, Inc.	(6)	(5,107)
QUALCOMM, Inc.	(67)	(13,282)
Teradyne, Inc.	(41)	(6,042)
(70,135)
Software — (0.3)%
Workday, Inc., Class A *	(33)	(7,312)
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — (0.1)%
Home Depot, Inc. (The)	(4)	(1,268)
Ulta Beauty, Inc. *	(2)	(889)
(2,157)
Technology Hardware, Storage & Peripherals — (0.2)%
NetApp, Inc.	(43)	(5,593)
Textiles, Apparel & Luxury Goods — (0.3)%
NIKE, Inc., Class B	(86)	(6,449)
On Holding AG (Switzerland), Class A *	(33)	(1,299)
(7,748)
Trading Companies & Distributors — (0.3)%
Fastenal Co.	(129)	(8,136)
Total Common Stocks (Proceeds $(583,569))		(558,541)
Total Short Positions (Proceeds $(583,569))		(558,541)
Total Investments — 99.7% (Cost $1,213,472)		2,380,364
Other Assets Less Liabilities — 0.3%		7,876
Net Assets — 100.0%		2,388,240

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $781,936.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Large Cap Funds	June 30, 2024

Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	112	09/20/2024	USD	30,936	(35)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	51

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.5%
Aerospace & Defense — 1.2%
Howmet Aerospace, Inc.	508	39,406
Northrop Grumman Corp.	28	12,344
RTX Corp.	109	10,900
Textron, Inc.	361	30,971
TransDigm Group, Inc.	12	15,982
		109,603
Air Freight & Logistics — 0.9%
FedEx Corp.	112	33,661
United Parcel Service, Inc., Class B	402	55,013
		88,674
Automobile Components — 0.1%
Aptiv plc *	177	12,479
Automobiles — 1.0%
Tesla, Inc. *	463	91,710
Banks — 3.4%
Bank of America Corp.	2,674	106,323
Citigroup, Inc.	186	11,762
Fifth Third Bancorp	1,004	36,648
Truist Financial Corp.	1,199	46,592
US Bancorp	777	30,858
Wells Fargo & Co.	1,385	82,265
		314,448
Beverages — 1.8%
Coca-Cola Co. (The)	1,417	90,180
Monster Beverage Corp. *	519	25,934
PepsiCo, Inc.	348	57,394
		173,508
Biotechnology — 2.8%
AbbVie, Inc.	635	108,944
Biogen, Inc. *	72	16,634
BioMarin Pharmaceutical, Inc. *	46	3,818
Neurocrine Biosciences, Inc. *	61	8,412
Regeneron Pharmaceuticals, Inc. *	56	58,932
Sarepta Therapeutics, Inc. *	30	4,693
Vertex Pharmaceuticals, Inc. *	123	57,582
		259,015
Broadline Retail — 4.3%
Amazon.com, Inc. *	2,101	405,990
Building Products — 1.4%
Carrier Global Corp.	608	38,340
INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — continued
Masco Corp.	308	20,556
Trane Technologies plc	233	76,616
		135,512
Capital Markets — 2.3%
Ameriprise Financial, Inc.	26	11,209
Charles Schwab Corp. (The)	493	36,357
CME Group, Inc.	229	45,023
Goldman Sachs Group, Inc. (The)	123	55,611
Intercontinental Exchange, Inc.	270	36,972
State Street Corp.	436	32,237
		217,409
Chemicals — 1.8%
Dow, Inc.	771	40,923
Eastman Chemical Co.	92	9,000
Linde plc	181	79,196
LyondellBasell Industries NV, Class A	240	22,999
PPG Industries, Inc.	96	12,112
		164,230
Commercial Services & Supplies — 0.1%
Cintas Corp.	17	12,121
Communications Equipment — 0.1%
Motorola Solutions, Inc.	34	12,998
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	22	12,085
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp.	94	79,800
Distributors — 0.1%
LKQ Corp.	139	5,787
Electric Utilities — 2.0%
NextEra Energy, Inc.	902	63,887
NRG Energy, Inc.	46	3,592
PG&E Corp.	2,490	43,477
Southern Co. (The)	984	76,334
		187,290
Electrical Equipment — 0.6%
AMETEK, Inc.	35	5,747
Eaton Corp. plc	166	52,169
		57,916
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	197	7,656
TE Connectivity Ltd.	62	9,302
		16,958
Energy Equipment & Services — 0.1%
Baker Hughes Co.	352	12,397
Entertainment — 0.3%
Netflix, Inc. *	32	21,359
Warner Music Group Corp., Class A	345	10,576
		31,935
Financial Services — 4.6%
Berkshire Hathaway, Inc., Class B *	299	121,537
Block, Inc. *	96	6,193
Corpay, Inc. *	117	31,195
Fidelity National Information Services, Inc.	375	28,273
Mastercard, Inc., Class A	314	138,779
Visa, Inc., Class A	391	102,583
		428,560
Food Products — 0.8%
Mondelez International, Inc., Class A	1,087	71,123
Ground Transportation — 1.2%
CSX Corp.	982	32,843
Uber Technologies, Inc. *	794	57,703
Union Pacific Corp.	95	21,538
		112,084
Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.	177	5,919
Becton Dickinson & Co.	48	11,334
Boston Scientific Corp. *	644	49,562
Dexcom, Inc. *	77	8,715
Medtronic plc	526	41,442
Stryker Corp.	204	69,293
		186,265
Health Care Providers & Services — 2.5%
Elevance Health, Inc.	78	42,322
HCA Healthcare, Inc.	32	10,348
Humana, Inc.	61	22,674
McKesson Corp.	26	15,302
UnitedHealth Group, Inc.	274	139,263
		229,909
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.6%
Ventas, Inc.	612	31,388
Welltower, Inc.	198	20,662
		52,050
Hotels, Restaurants & Leisure — 2.9%
Booking Holdings, Inc.	15	59,843
Chipotle Mexican Grill, Inc. *	749	46,912
Expedia Group, Inc. *	184	23,177
Hilton Worldwide Holdings, Inc.	117	25,619
McDonald's Corp.	162	41,367
Royal Caribbean Cruises Ltd. *	211	33,679
Yum! Brands, Inc.	329	43,536
		274,133
Household Durables — 0.2%
Lennar Corp., Class A	81	12,096
Toll Brothers, Inc.	85	9,773
		21,869
Household Products — 0.5%
Church & Dwight Co., Inc.	103	10,621
Procter & Gamble Co. (The)	225	37,167
		47,788
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	68	5,873
Industrial Conglomerates — 1.0%
Honeywell International, Inc.	435	92,824
Industrial REITs — 0.6%
Prologis, Inc.	468	52,524
Insurance — 2.0%
Aflac, Inc.	299	26,708
Aon plc, Class A	31	9,116
MetLife, Inc.	359	25,174
Principal Financial Group, Inc.	231	18,108
Progressive Corp. (The)	278	57,775
Travelers Cos., Inc. (The)	247	50,315
		187,196
Interactive Media & Services — 6.8%
Alphabet, Inc., Class A	1,202	218,930
Alphabet, Inc., Class C	892	163,660
Meta Platforms, Inc., Class A	514	258,835
		641,425
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	53

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — 0.9%
Accenture plc, Class A	155	46,923
Cognizant Technology Solutions Corp., Class A	555	37,759
		84,682
Life Sciences Tools & Services — 1.4%
Danaher Corp.	205	51,126
Thermo Fisher Scientific, Inc.	138	76,296
		127,422
Machinery — 1.4%
Deere & Co.	175	65,374
Ingersoll Rand, Inc.	170	15,453
Otis Worldwide Corp.	497	47,843
		128,670
Media — 1.0%
Charter Communications, Inc., Class A *	62	18,542
Comcast Corp., Class A	1,679	65,745
Liberty Media Corp-Liberty SiriusXM, Class A *	301	6,672
		90,959
Metals & Mining — 0.1%
Nucor Corp.	73	11,493
Multi-Utilities — 0.2%
CMS Energy Corp.	328	19,539
Oil, Gas & Consumable Fuels — 3.5%
Chevron Corp.	102	16,011
ConocoPhillips	517	59,109
Diamondback Energy, Inc.	203	40,649
EOG Resources, Inc.	449	56,477
Exxon Mobil Corp.	1,369	157,578
		329,824
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	289	13,695
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	80	8,460
Kenvue, Inc.	999	18,166
		26,626
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	1,153	47,885
Eli Lilly & Co.	143	129,497
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — continued
Johnson & Johnson	358	52,328
Merck & Co., Inc.	431	53,372
		283,082
Professional Services — 0.3%
Leidos Holdings, Inc.	209	30,437
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	300	19,516
Semiconductors & Semiconductor Equipment — 12.3%
Advanced Micro Devices, Inc. *	426	69,113
Analog Devices, Inc.	342	77,974
Broadcom, Inc.	54	86,935
Lam Research Corp.	30	31,515
Micron Technology, Inc.	424	55,793
NVIDIA Corp.	5,298	654,537
NXP Semiconductors NV (China)	303	81,615
Qorvo, Inc. *	81	9,456
Texas Instruments, Inc.	436	84,782
		1,151,720
Software — 10.7%
Adobe, Inc. *	30	16,892
Cadence Design Systems, Inc. *	55	16,862
Intuit, Inc.	99	65,428
Microsoft Corp.	1,654	739,308
Salesforce, Inc.	302	77,544
ServiceNow, Inc. *	105	82,492
		998,526
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	221	33,538
SBA Communications Corp.	139	27,380
		60,918
Specialty Retail — 2.7%
AutoNation, Inc. *	12	1,931
AutoZone, Inc. *	23	67,078
Best Buy Co., Inc.	237	20,011
Burlington Stores, Inc. *	90	21,461
Lowe's Cos., Inc.	387	85,399
O'Reilly Automotive, Inc. *	14	14,719
Ross Stores, Inc.	215	31,223
TJX Cos., Inc. (The)	106	11,664
		253,486
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	3,031	638,397
Hewlett Packard Enterprise Co.	935	19,800
Seagate Technology Holdings plc	448	46,212
Western Digital Corp. *	115	8,718
		713,127
Tobacco — 0.4%
Altria Group, Inc.	273	12,433
Philip Morris International, Inc.	247	24,991
		37,424
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	27	17,369
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.	170	30,005
Total Common Stocks (Cost $5,080,142)		9,234,008
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b) (Cost $193,051)	193,017	193,056
Total Investments — 100.6% (Cost $5,273,193)		9,427,064
Liabilities in Excess of Other Assets — (0.6)%		(55,430)
NET ASSETS — 100.0%		9,371,634

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	464	09/20/2024	USD	128,163	498

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	55

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.8%
Automobile Components — 0.4%
Aptiv plc *	11	794
Automobiles — 0.7%
Tesla, Inc. *	8	1,534
Banks — 3.1%
Bank of America Corp.	96	3,826
Fifth Third Bancorp	46	1,678
Truist Financial Corp.	34	1,306
		6,810
Biotechnology — 4.0%
AbbVie, Inc.	18	3,165
Amgen, Inc.	4	1,118
Regeneron Pharmaceuticals, Inc. *	2	2,483
Vertex Pharmaceuticals, Inc. *	4	1,951
		8,717
Broadline Retail — 4.8%
Amazon.com, Inc. *	53	10,324
Building Products — 1.4%
Trane Technologies plc	9	2,993
Capital Markets — 3.8%
Charles Schwab Corp. (The)	33	2,418
CME Group, Inc.	7	1,331
Morgan Stanley	26	2,500
S&P Global, Inc.	4	2,070
		8,319
Chemicals — 2.0%
Ecolab, Inc.	7	1,772
Linde plc	6	2,662
		4,434
Commercial Services & Supplies — 1.2%
Waste Management, Inc.	12	2,581
Communications Equipment — 0.7%
Arista Networks, Inc. *	4	1,460
Construction & Engineering — 0.6%
Quanta Services, Inc.	5	1,304
Consumer Staples Distribution & Retail — 2.6%
Costco Wholesale Corp.	7	5,599
Containers & Packaging — 0.5%
Ball Corp.	18	1,068
INVESTMENTS	SHARES (000)	VALUE ($000)

Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	41	1,681
Electric Utilities — 2.8%
NextEra Energy, Inc.	37	2,611
PG&E Corp.	90	1,574
Xcel Energy, Inc.	35	1,870
		6,055
Electrical Equipment — 1.1%
Eaton Corp. plc	8	2,443
Energy Equipment & Services — 1.6%
Baker Hughes Co.	100	3,519
Entertainment — 1.6%
Netflix, Inc. *	3	2,018
Walt Disney Co. (The)	15	1,536
		3,554
Financial Services — 3.3%
Mastercard, Inc., Class A	16	7,214
Food Products — 0.7%
General Mills, Inc.	23	1,435
Ground Transportation — 1.4%
Union Pacific Corp.	13	3,013
Health Care Equipment & Supplies — 2.9%
Boston Scientific Corp. *	47	3,610
Hologic, Inc. *	21	1,572
Medtronic plc	15	1,178
		6,360
Health Care Providers & Services — 2.8%
Elevance Health, Inc.	3	1,725
UnitedHealth Group, Inc.	9	4,397
		6,122
Industrial REITs — 1.2%
Prologis, Inc.	24	2,683
Insurance — 3.1%
Marsh & McLennan Cos., Inc.	6	1,313
MetLife, Inc.	30	2,088
Progressive Corp. (The)	9	1,867
Travelers Cos., Inc. (The)	8	1,568
		6,836
Interactive Media & Services — 4.8%
Alphabet, Inc., Class A	57	10,346
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — 2.1%
IQVIA Holdings, Inc. *	8	1,561
Thermo Fisher Scientific, Inc.	5	2,949
		4,510
Machinery — 1.8%
Deere & Co.	5	1,817
Ingersoll Rand, Inc.	22	2,014
		3,831
Pharmaceuticals — 1.8%
Bristol-Myers Squibb Co.	36	1,505
Eli Lilly & Co.	3	2,470
		3,975
Semiconductors & Semiconductor Equipment — 11.2%
Advanced Micro Devices, Inc. *	10	1,580
ASML Holding NV (Registered), NYRS (Netherlands)	1	1,378
Lam Research Corp.	2	1,532
Micron Technology, Inc.	12	1,563
NVIDIA Corp.	125	15,467
NXP Semiconductors NV (China)	6	1,706
Texas Instruments, Inc.	6	1,121
		24,347
Software — 13.9%
Cadence Design Systems, Inc. *	7	2,072
Crowdstrike Holdings, Inc., Class A *	3	1,026
Intuit, Inc.	3	1,914
Microsoft Corp.	41	18,340
Oracle Corp.	14	2,056
Palo Alto Networks, Inc. *	4	1,240
Salesforce, Inc.	8	2,131
ServiceNow, Inc. *	2	1,544
		30,323
Specialized REITs — 0.8%
Equinix, Inc.	1	900
Weyerhaeuser Co.	30	842
		1,742
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — 4.9%
AutoZone, Inc. *	—	1,429
Best Buy Co., Inc.	14	1,185
Lowe's Cos., Inc.	16	3,452
TJX Cos., Inc. (The)	33	3,624
Tractor Supply Co.	4	995
		10,685
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc.	70	14,838
Seagate Technology Holdings plc	13	1,288
		16,126
Total Common Stocks (Cost $138,922)		212,737
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b) (Cost $4,615)	4,614	4,615
Total Investments — 99.9% (Cost $143,537)		217,352
Other Assets Less Liabilities — 0.1%		119
NET ASSETS — 100.0%		217,471

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	57

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini ESG Index	17	09/20/2024	USD	4,175	— (a)

Abbreviations
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Large Cap Funds	June 30, 2024

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.6%
Aerospace & Defense — 3.5%
General Dynamics Corp.	334	96,944
Northrop Grumman Corp.	82	35,801
RTX Corp.	652	65,398
		198,143
Air Freight & Logistics — 1.6%
United Parcel Service, Inc., Class B	677	92,614
Banks — 7.8%
Bank of America Corp.	3,383	134,529
M&T Bank Corp.	365	55,218
PNC Financial Services Group, Inc. (The)	388	60,293
US Bancorp	1,003	39,814
Wells Fargo & Co.	2,608	154,928
		444,782
Beverages — 0.7%
PepsiCo, Inc.	235	38,693
Biotechnology — 3.5%
AbbVie, Inc.	524	89,928
Regeneron Pharmaceuticals, Inc. *	47	49,006
Vertex Pharmaceuticals, Inc. *	128	59,803
		198,737
Building Products — 1.6%
Carrier Global Corp.	1,487	93,826
Capital Markets — 6.8%
Ares Management Corp.	298	39,736
BlackRock, Inc.	92	72,038
Blackstone, Inc.	201	24,927
Charles Schwab Corp. (The)	1,432	105,484
Goldman Sachs Group, Inc. (The)	91	41,183
Morgan Stanley	1,095	106,461
		389,829
Chemicals — 3.2%
Air Products and Chemicals, Inc.	348	89,886
Axalta Coating Systems Ltd. *	2,763	94,401
		184,287
Commercial Services & Supplies — 0.6%
Republic Services, Inc.	175	33,967
Construction Materials — 1.3%
Vulcan Materials Co.	298	74,085
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Finance — 1.8%
American Express Co.	349	80,834
Capital One Financial Corp.	143	19,822
		100,656
Consumer Staples Distribution & Retail — 1.8%
Dollar General Corp.	233	30,741
Walmart, Inc.	1,098	74,364
		105,105
Containers & Packaging — 0.4%
Ball Corp.	376	22,563
Electric Utilities — 2.1%
Entergy Corp.	164	17,572
NextEra Energy, Inc.	936	66,286
Xcel Energy, Inc.	624	33,291
		117,149
Electrical Equipment — 1.6%
Eaton Corp. plc	288	90,385
Entertainment — 0.5%
Walt Disney Co. (The)	281	27,900
Financial Services — 3.0%
Berkshire Hathaway, Inc., Class B *	308	125,513
Fiserv, Inc. *	308	45,845
		171,358
Food Products — 0.7%
Mondelez International, Inc., Class A	617	40,360
Ground Transportation — 3.0%
CSX Corp.	3,275	109,564
Union Pacific Corp.	268	60,604
		170,168
Health Care Equipment & Supplies — 3.1%
Becton Dickinson & Co.	160	37,445
Boston Scientific Corp. *	794	61,169
Medtronic plc	564	44,348
Zimmer Biomet Holdings, Inc.	303	32,839
		175,801
Health Care Providers & Services — 4.7%
Cigna Group (The)	168	55,700
Humana, Inc.	101	37,776
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	59

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
UnitedHealth Group, Inc.	275	140,028
Universal Health Services, Inc., Class B	178	32,902
		266,406
Health Care REITs — 0.4%
Ventas, Inc.	467	23,955
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	1,487	26,737
Hotels, Restaurants & Leisure — 1.4%
Booking Holdings, Inc.	7	29,184
McDonald's Corp.	198	50,440
		79,624
Household Products — 1.3%
Procter & Gamble Co. (The)	440	72,562
Insurance — 3.8%
Chubb Ltd.	246	62,810
Hartford Financial Services Group, Inc. (The)	592	59,503
Marsh & McLennan Cos., Inc.	164	34,564
MetLife, Inc.	861	60,415
		217,292
Interactive Media & Services — 2.1%
Alphabet, Inc., Class C	296	54,410
Meta Platforms, Inc., Class A	125	62,943
		117,353
IT Services — 0.5%
International Business Machines Corp.	179	31,028
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.	41	22,698
Machinery — 2.8%
Deere & Co.	46	17,092
Dover Corp.	503	90,735
Parker-Hannifin Corp.	106	53,757
		161,584
Media — 1.3%
Comcast Corp., Class A	1,866	73,066
Multi-Utilities — 1.9%
CMS Energy Corp.	859	51,171
Public Service Enterprise Group, Inc.	787	57,984
		109,155
INVESTMENTS	SHARES (000)	VALUE ($000)

Oil, Gas & Consumable Fuels — 8.2%
Chevron Corp.	772	120,832
ConocoPhillips	1,294	148,009
EOG Resources, Inc.	661	83,179
Exxon Mobil Corp.	992	114,179
		466,199
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	1,512	62,795
Eli Lilly & Co.	40	36,043
Johnson & Johnson	514	75,124
Merck & Co., Inc.	220	27,295
Pfizer, Inc.	858	24,007
		225,264
Residential REITs — 0.3%
AvalonBay Communities, Inc.	92	19,085
Semiconductors & Semiconductor Equipment — 6.5%
Advanced Micro Devices, Inc. *	304	49,337
Analog Devices, Inc.	483	110,162
NXP Semiconductors NV (China)	287	77,311
Teradyne, Inc.	254	37,687
Texas Instruments, Inc.	483	93,908
		368,405
Software — 1.7%
Microsoft Corp.	213	95,027
Specialty Retail — 5.8%
AutoZone, Inc. *	20	58,378
Home Depot, Inc. (The)	195	67,197
Lowe's Cos., Inc.	357	78,731
O'Reilly Automotive, Inc. *	39	41,473
TJX Cos., Inc. (The)	754	82,945
		328,724
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	309	23,306
Tobacco — 1.5%
Philip Morris International, Inc.	848	85,925
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.	175	30,867
Total Common Stocks (Cost $4,354,168)		5,614,670
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Large Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b) (Cost $81,551)	81,535	81,551
Total Investments — 100.0% (Cost $4,435,719)		5,696,221
Other Assets Less Liabilities — 0.0% ^		1,767
NET ASSETS — 100.0%		5,697,988

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	61

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024
(Amounts in thousands, except per share amounts)

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
ASSETS:
Investments in non-affiliates, at value	$44,488,880	$10,171,871	$6,195,676	$19,123,690
Investments in affiliates, at value	75,282	161,633	—	518,872
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	12,475	—	—
Options purchased, at value	—	—	—	152,324
Cash	616	—	37,816	—
Deposits at broker for futures contracts	—	1,792	212	22,572
Receivables:
Investment securities sold	—	373	138,060	652,697
Fund shares sold	20,120	2,416	5,877	51,193
Interest from non-affiliates	—	22	18,841	—
Dividends from non-affiliates	44,705	5,264	3,626	11,366
Dividends from affiliates	11	92	—	2,082
Securities lending income (See Note 2.C.)	—	1	—	—
Variation margin on futures contracts	—	—	16	—
Due from adviser	—	17	—	—
Total Assets	44,629,614	10,355,956	6,400,124	20,534,796
LIABILITIES:
Payables:
Due to custodian	—	2	—	—
Distributions	—	—	599	—
Investment securities purchased	—	—	139,311	661,740
Collateral received on securities loaned (See Note 2.C.)	—	12,475	—	—
Fund shares redeemed	39,314	3,329	30,293	15,936
Variation margin on futures contracts	—	147	—	2,079
Outstanding options written, at fair value	—	—	—	153,763
Accrued liabilities:
Investment advisory fees	14,684	—	1,221	3,897
Administration fees	1,239	300	350	999
Distribution fees	1,465	250	289	593
Service fees	4,567	265	1,008	3,528
Custodian and accounting fees	350	78	55	143
Trustees’ and Chief Compliance Officer’s fees	— (a)	1	— (a)	— (a)
Other	1,210	184	340	668
Total Liabilities	62,829	17,031	173,466	843,346
Net Assets	$44,566,785	$10,338,925	$6,226,658	$19,691,450

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
NET ASSETS:
Paid-in-Capital	$27,841,769	$4,443,244	$6,422,465	$13,657,991
Total distributable earnings (loss)	16,725,016	5,895,681	(195,807)	6,033,459
Total Net Assets	$44,566,785	$10,338,925	$6,226,658	$19,691,450
Net Assets:
Class A	$4,450,073	$953,255	$528,101	$1,393,286
Class C	755,885	91,824	296,817	509,251
Class I	16,105,559	1,264,640	4,160,918	15,552,472
Class R2	96,550	—	—	—
Class R3	175,779	—	—	—
Class R4	201,402	—	—	—
Class R5	862,123	—	300	5,790
Class R6	21,919,414	8,029,206	1,240,522	2,230,651
Total	$44,566,785	$10,338,925	$6,226,658	$19,691,450
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	189,459	11,655	37,551	44,864
Class C	32,961	1,135	21,105	16,529
Class I	671,645	15,441	295,781	499,128
Class R2	4,134	—	—	—
Class R3	7,491	—	—	—
Class R4	8,405	—	—	—
Class R5	35,919	—	21	186
Class R6	914,170	98,006	88,202	71,422
Net Asset Value (a):
Class A — Redemption price per share	$23.49	$81.79	$14.06	$31.06
Class C — Offering price per share (b)	22.93	80.91	14.06	30.81
Class I — Offering and redemption price per share	23.98	81.90	14.07	31.16
Class R2 — Offering and redemption price per share	23.36	—	—	—
Class R3 — Offering and redemption price per share	23.47	—	—	—
Class R4 — Offering and redemption price per share	23.96	—	—	—
Class R5 — Offering and redemption price per share	24.00	—	14.07	31.21
Class R6 — Offering and redemption price per share	23.98	81.93	14.06	31.23
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$24.79	$86.32	$14.84	$32.78
Cost of investments in non-affiliates	$28,958,914	$4,019,472	$5,180,659	$10,871,001
Cost of investments in affiliates	75,282	76,920	—	518,872
Cost of options purchased	—	—	—	151,641
Investment securities on loan, at value (See Note 2.C.)	—	12,230	—	—
Cost of investment of cash collateral (See Note 2.C.)	—	12,475	—	—
Premiums received from options written	—	—	—	156,317

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	63

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
ASSETS:
Investments in non-affiliates, at value	$4,822,984	$2,907,319	$90,832,834	$4,129,236
Investments in affiliates, at value	97,567	46,578	3,765,452	127,054
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	—	106,074	3,210
Options purchased, at value	2,366	8,144	—	—
Restricted cash for exchange-traded options	210	47	—	—
Cash	429	201	14,223	305
Deposits at broker for futures contracts	4,377	2,335	—	—
Receivables:
Investment securities sold	3,400	2,050	629,385	113,821
Fund shares sold	4,000	7,458	103,452	2,598
Interest from non-affiliates	—	—	—	127
Dividends from non-affiliates	2,867	1,732	8,210	4,596
Dividends from affiliates	14	7	556	19
Securities lending income (See Note 2.C.)	—	—	7	18
Total Assets	4,938,214	2,975,871	95,460,193	4,380,984
LIABILITIES:
Payables:
Investment securities purchased	3,412	2,057	1,116,570	131,514
Collateral received on securities loaned (See Note 2.C.)	—	—	106,074	3,210
Fund shares redeemed	12,588	24,250	115,196	3,931
Variation margin on futures contracts	402	190	—	—
Outstanding options written, at fair value	166,556	40,842	—	—
Accrued liabilities:
Investment advisory fees	962	593	31,719	1,252
Administration fees	291	179	370	182
Distribution fees	192	102	2,136	120
Service fees	885	521	6,443	441
Custodian and accounting fees	54	35	600	31
Trustees’ and Chief Compliance Officer’s fees	—	— (a)	1	— (a)
Other	332	256	1,036	212
Total Liabilities	185,674	69,025	1,380,145	140,893
Net Assets	$4,752,540	$2,906,846	$94,080,048	$4,240,091

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
NET ASSETS:
Paid-in-Capital	$4,432,552	$2,541,526	$54,256,968	$3,564,950
Total distributable earnings (loss)	319,988	365,320	39,823,080	675,141
Total Net Assets	$4,752,540	$2,906,846	$94,080,048	$4,240,091
Net Assets:
Class A	$251,397	$138,956	$6,722,152	$297,404
Class C	227,555	120,718	900,693	81,229
Class I	3,858,374	2,281,551	22,747,050	1,835,424
Class R2	—	—	235,641	14,580
Class R3	—	—	723,139	13,462
Class R4	—	—	699,826	2,117
Class R5	878	24	992,330	35,836
Class R6	414,336	365,597	61,059,217	1,960,039
Total	$4,752,540	$2,906,846	$94,080,048	$4,240,091
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	14,343	7,606	92,588	14,607
Class C	13,017	6,627	18,889	4,224
Class I	219,867	124,667	304,509	92,270
Class R2	—	—	3,471	724
Class R3	—	—	9,895	679
Class R4	—	—	9,392	104
Class R5	50	1	12,810	1,778
Class R6	23,596	19,957	777,863	98,033
Net Asset Value (a):
Class A — Redemption price per share	$17.53	$18.27	$72.60	$20.36
Class C — Offering price per share (b)	17.48	18.22	47.68	19.23
Class I — Offering and redemption price per share	17.55	18.30	74.70	19.89
Class R2 — Offering and redemption price per share	—	—	67.88	20.13
Class R3 — Offering and redemption price per share	—	—	73.08	19.84
Class R4 — Offering and redemption price per share	—	—	74.52	20.38
Class R5 — Offering and redemption price per share	17.55	18.32	77.47	20.17
Class R6 — Offering and redemption price per share	17.56	18.32	78.50	19.99
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$18.50	$19.28	$76.62	$21.49
Cost of investments in non-affiliates	$3,365,694	$2,020,453	$50,087,436	$3,722,948
Cost of investments in affiliates	97,567	46,578	3,765,409	127,054
Cost of options purchased	43,394	20,399	—	—
Investment securities on loan, at value (See Note 2.C.)	—	—	94,162	3,059
Cost of investment of cash collateral (See Note 2.C.)	—	—	106,077	3,210
Premiums received from options written	45,664	21,041	—	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	65

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
ASSETS:
Investments in non-affiliates, at value	$168,199	$29,625,700	$1,488,578	$2,876,067
Investments in affiliates, at value	1,157	269,804	19,423	62,838
Cash	10	1,173	82	162
Deposits at broker for futures contracts	223	—	730	966
Deposits at broker for securities sold short	—	—	—	112
Receivables:
Investment securities sold	17,299	107,139	49,462	13,754
Fund shares sold	84	35,173	459	3,601
Dividends from non-affiliates	129	17,433	417	1,094
Dividends from affiliates	— (a)	40	3	9
Securities lending income (See Note 2.C.)	—	—	— (a)	—
Total Assets	187,101	30,056,462	1,559,154	2,958,603
LIABILITIES:
Payables:
Securities sold short, at value	—	—	—	558,541
Dividend expense to non-affiliates on securities sold short	—	—	—	541
Investment securities purchased	17,544	146,423	39,678	8,561
Interest expense to non-affiliates on securities sold short	—	—	—	237
Fund shares redeemed	25	82,819	4,412	1,004
Variation margin on futures contracts	5	—	83	99
Accrued liabilities:
Investment advisory fees	27	9,278	322	1,085
Administration fees	1	976	64	45
Distribution fees	11	988	62	104
Service fees	15	2,099	91	74
Custodian and accounting fees	7	207	13	34
Trustees’ and Chief Compliance Officer’s fees	—	— (a)	— (a)	— (a)
Other	76	259	47	38
Total Liabilities	17,711	243,049	44,772	570,363
Net Assets	$169,390	$29,813,413	$1,514,382	$2,388,240

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
NET ASSETS:
Paid-in-Capital	$127,229	$16,138,312	$640,029	$1,125,859
Total distributable earnings (loss)	42,161	13,675,101	874,353	1,262,381
Total Net Assets	$169,390	$29,813,413	$1,514,382	$2,388,240
Net Assets:
Class A	$40,768	$2,588,595	$169,418	$319,841
Class C	2,454	479,929	12,253	61,460
Class I	81,291	5,174,279	178,092	1,480,079
Class L	—	2,919,844	—	—
Class R2	2,541	304,643	49,552	7,541
Class R3	—	248,284	—	—
Class R4	—	100,044	—	—
Class R5	4,292	1,289,344	158,691	44,798
Class R6	38,044	16,708,451	946,376	474,521
Total	$169,390	$29,813,413	$1,514,382	$2,388,240
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	1,374	105,830	2,086	16,083
Class C	86	20,702	158	3,962
Class I	2,701	210,635	2,128	70,443
Class L	—	118,543	—	—
Class R2	87	12,633	639	435
Class R3	—	10,203	—	—
Class R4	—	4,079	—	—
Class R5	142	52,319	1,938	2,098
Class R6	1,260	676,125	11,558	22,218
Net Asset Value (a):
Class A — Redemption price per share	$29.68	$24.46	$81.19	$19.89
Class C — Offering price per share (b)	28.90	23.18	77.45	15.51
Class I — Offering and redemption price per share	30.10	24.57	83.69	21.01
Class L — Offering and redemption price per share	—	24.63	—	—
Class R2 — Offering and redemption price per share	29.19	24.11	77.56	17.35
Class R3 — Offering and redemption price per share	—	24.33	—	—
Class R4 — Offering and redemption price per share	—	24.52	—	—
Class R5 — Offering and redemption price per share	30.18	24.64	81.89	21.36
Class R6 — Offering and redemption price per share	30.18	24.71	81.89	21.36
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$31.32	$25.82	$85.69	$20.99
Cost of investments in non-affiliates	$133,493	$17,257,438	$669,007	$1,734,203
Cost of investments in affiliates	1,157	269,804	19,422	62,838
Proceeds from securities sold short	—	—	—	583,569

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	67

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
ASSETS:
Investments in non-affiliates, at value	$9,234,008	$212,737	$5,614,670
Investments in affiliates, at value	193,056	4,615	81,551
Cash	873	15	306
Deposits at broker for futures contracts	8,436	217	—
Receivables:
Investment securities sold	6,509	—	—
Fund shares sold	2,977	220	4,238
Dividends from non-affiliates	5,488	110	4,613
Dividends from affiliates	29	1	12
Securities lending income (See Note 2.C.)	—	—	— (a)
Total Assets	9,451,376	217,915	5,705,390
LIABILITIES:
Payables:
Investment securities purchased	6,533	—	—
Fund shares redeemed	70,227	305	4,060
Variation margin on futures contracts	808	16	—
Accrued liabilities:
Investment advisory fees	1,480	38	1,697
Administration fees	298	3	242
Distribution fees	39	15	331
Service fees	82	5	755
Custodian and accounting fees	76	7	43
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	—
Other	199	55	274
Total Liabilities	79,742	444	7,402
Net Assets	$9,371,634	$217,471	$5,697,988

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
NET ASSETS:
Paid-in-Capital	$4,954,542	$158,656	$4,413,176
Total distributable earnings (loss)	4,417,092	58,815	1,284,812
Total Net Assets	$9,371,634	$217,471	$5,697,988
Net Assets:
Class A	$189,141	$58,599	$1,258,586
Class C	—	4,838	113,163
Class I	854,011	85,970	2,436,511
Class R2	—	—	6,195
Class R3	—	—	8,937
Class R4	—	—	2,834
Class R5	—	—	9,619
Class R6	8,328,482	68,064	1,862,143
Total	$9,371,634	$217,471	$5,697,988
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	4,480	812	16,856
Class C	—	69	1,727
Class I	19,951	1,178	30,611
Class R2	—	—	83
Class R3	—	—	112
Class R4	—	—	35
Class R5	—	—	120
Class R6	194,893	933	23,196
Net Asset Value (a):
Class A — Redemption price per share	$42.22	$72.21	$74.67
Class C — Offering price per share (b)	—	70.53	65.56
Class I — Offering and redemption price per share	42.81	72.95	79.59
Class R2 — Offering and redemption price per share	—	—	74.78
Class R3 — Offering and redemption price per share	—	—	79.38
Class R4 — Offering and redemption price per share	—	—	79.60
Class R5 — Offering and redemption price per share	—	—	80.25
Class R6 — Offering and redemption price per share	42.73	72.93	80.28
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$44.56	$76.21	$78.81
Cost of investments in non-affiliates	$5,080,142	$138,922	$4,354,168
Cost of investments in affiliates	193,051	4,615	81,551

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	69

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024
(Amounts in thousands)

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$149	$379,517	$637
Interest income from affiliates	17	—	668	2
Dividend income from non-affiliates	1,234,681	130,123	88,334	240,941
Dividend income from affiliates	13,217	4,902	2,984	19,039
Income from securities lending (net) (See Note 2.C.)	1,449	285	83	—
Total investment income	1,249,364	135,459	471,586	260,619
EXPENSES:
Investment advisory fees	183,613	3,555	14,963	43,212
Administration fees	15,806	6,658	4,483	11,137
Distribution fees:
Class A	10,948	2,083	1,163	3,269
Class C	6,480	668	1,997	3,416
Class R2	500	—	—	—
Class R3	511	—	—	—
Service fees:
Class A	10,948	2,083	1,163	3,269
Class C	2,160	223	666	1,139
Class I	42,641	2,722	9,633	34,376
Class R2	250	—	—	—
Class R3	511	—	—	—
Class R4	547	—	—	—
Class R5	1,131	—	— (a)	6
Custodian and accounting fees	1,418	308	224	544
Interest expense to affiliates	1	4	53	— (a)
Professional fees	256	93	119	151
Trustees’ and Chief Compliance Officer’s fees	186	55	45	85
Printing and mailing costs	2,462	148	395	588
Registration and filing fees	304	36	357	42
Transfer agency fees (See Note 2.K.)	1,121	293	165	319
Other	501	103	89	140
Total expenses	282,295	19,032	35,515	101,693
Less fees waived	(504)	(9,103)	(174)	(715)
Less expense reimbursements	(4)	(53)	(3)	(2)
Net expenses	281,787	9,876	35,338	100,976
Net investment income (loss)	967,577	125,583	436,248	159,643

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$1,671,866	$(7,926)	$(456,916)	$1,080,095
Investments in affiliates	187	186	(11)	—
Options purchased	—	—	—	(661,953)
Futures contracts	—	10,026	(1,320)	69,813
Options written	—	—	—	(1,192,079)
Net realized gain (loss)	1,672,053	2,286	(458,247)	(704,124)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,970,677	1,842,194	603,026	2,845,975
Investments in affiliates	(57)	36,066	—	—
Options purchased	—	—	—	2,393
Futures contracts	—	(921)	(511)	(5,358)
Options written	—	—	—	10,248
Change in net unrealized appreciation/depreciation	1,970,620	1,877,339	602,515	2,853,258
Net realized/unrealized gains (losses)	3,642,673	1,879,625	144,268	2,149,134
Change in net assets resulting from operations	$4,610,250	$2,005,208	$580,516	$2,308,777
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	71

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024 (continued)
(Amounts in thousands)

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$226	$119	$—	$127
Interest income from affiliates	— (a)	— (a)	5	— (a)
Dividend income from non-affiliates	66,103	37,396	388,233	82,628
Dividend income from affiliates	4,384	2,421	139,626	4,060
Income from securities lending (net) (See Note 2.C.)	—	—	151	279
Total investment income	70,713	39,936	528,015	87,094
EXPENSES:
Investment advisory fees	11,669	6,668	337,039	14,674
Administration fees	3,496	1,998	18,789	2,747
Distribution fees:
Class A	643	316	13,649	722
Class C	1,675	833	5,392	629
Class R2	—	—	936	71
Class R3	—	—	1,431	30
Service fees:
Class A	643	316	13,649	722
Class C	559	278	1,797	210
Class I	9,283	5,331	46,079	3,530
Class R2	—	—	468	35
Class R3	—	—	1,431	30
Class R4	—	—	1,494	4
Class R5	1	— (a)	902	32
Custodian and accounting fees	166	115	2,411	124
Interest expense to affiliates	—	—	2	—
Professional fees	108	100	359	72
Trustees’ and Chief Compliance Officer’s fees	41	34	271	38
Printing and mailing costs	265	119	2,243	209
Registration and filing fees	98	72	1,328	274
Transfer agency fees (See Note 2.K.)	67	34	1,398	258
Other	89	58	735	51
Total expenses	28,803	16,272	451,803	24,462
Less fees waived	(129)	(110)	(37,881)	(2,410)
Less expense reimbursements	(2)	(1)	(80)	(16)
Net expenses	28,672	16,161	413,842	22,036
Net investment income (loss)	42,041	23,775	114,173	65,058

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$246,710	$119,145	$954,608	$322,864
Investments in affiliates	—	—	(304)	13
Options purchased	(71,334)	(103,277)	—	—
Futures contracts	6,273	11,184	—	—
Foreign currency transactions	—	—	—	(2)
Options written	(478,094)	(143,786)	—	—
Net realized gain (loss)	(296,445)	(116,734)	954,304	322,875
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	847,672	522,358	23,164,757	76,976
Investments in affiliates	—	—	(3)	—
Options purchased	21,267	14,823	—	—
Futures contracts	(1,240)	(570)	—	—
Options written	(55,895)	27,171	—	—
Change in net unrealized appreciation/depreciation	811,804	563,782	23,164,754	76,976
Net realized/unrealized gains (losses)	515,359	447,048	24,119,058	399,851
Change in net assets resulting from operations	$557,400	$470,823	$24,233,231	$464,909
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	73

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024 (continued)
(Amounts in thousands)

	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$12	$238	$40	$50
Interest income from affiliates	—	7	—	3
Dividend income from non-affiliates	3,821	356,922	9,146	25,256
Dividend income from affiliates	127	14,013	857	2,782
Income from securities lending (net) (See Note 2.C.)	—	9	6	—
Total investment income	3,960	371,189	10,049	28,091
EXPENSES:
Investment advisory fees	512	102,094	3,778	11,192
Administration fees	128	13,825	943	1,290
Distribution fees:
Class A	107	5,478	335	657
Class C	24	3,154	88	310
Class R2	12	1,352	208	32
Class R3	—	516	—	—
Service fees:
Class A	107	5,478	335	657
Class C	8	1,052	29	103
Class I	202	10,338	329	2,581
Class L	—	2,334	—	—
Class R2	6	676	104	16
Class R3	—	516	—	—
Class R4	—	207	—	—
Class R5	4	1,164	135	36
Custodian and accounting fees	28	782	46	80
Interest expense to affiliates	—	1	—	— (a)
Professional fees	56	163	62	71
Trustees’ and Chief Compliance Officer’s fees	26	110	29	31
Printing and mailing costs	20	943	26	51
Registration and filing fees	82	607	90	148
Transfer agency fees (See Note 2.K.)	11	662	49	48
Dividend expense to non-affiliates on securities sold short	—	—	—	10,642
Interest expense to non-affiliates on securities sold short	—	—	—	2,374
Other	16	288	25	26
Total expenses	1,349	151,740	6,611	30,345
Less fees waived	(431)	(7,197)	(779)	(4,473)
Less expense reimbursements	(1)	(180)	(3)	(2)
Net expenses	917	144,363	5,829	25,870
Net investment income (loss)	3,043	226,826	4,220	2,221

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$10,538	$1,490,264	$70,003	$184,411
Investments in affiliates	— (a)	95	(4)	(2)
Futures contracts	373	6,688	1,911	6,790
Securities sold short	—	—	—	(42,496)
Net realized gain (loss)	10,911	1,497,047	71,910	148,703
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	10,630	4,443,813	322,462	354,996
Investments in affiliates	— (a)	(5)	—	— (a)
Futures contracts	(72)	—	(312)	(201)
Securities sold short	—	—	—	1,299
Change in net unrealized appreciation/depreciation	10,558	4,443,808	322,150	356,094
Net realized/unrealized gains (losses)	21,469	5,940,855	394,060	504,797
Change in net assets resulting from operations	$24,512	$6,167,681	$398,280	$507,018

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	75

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024 (continued)
(Amounts in thousands)

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$222	$11	$—
Interest income from affiliates	1	—	— (a)
Dividend income from non-affiliates	112,394	2,367	111,505
Dividend income from affiliates	5,206	160	5,638
Income from securities lending (net) (See Note 2.C.)	—	—	9
Total investment income	117,823	2,538	117,152
EXPENSES:
Investment advisory fees	20,239	571	20,998
Administration fees	6,064	142	3,932
Distribution fees:
Class A	440	125	2,848
Class C	—	32	819
Class R2	—	—	28
Class R3	—	—	26
Service fees:
Class A	440	125	2,848
Class C	—	11	273
Class I	1,892	195	5,875
Class R2	—	—	14
Class R3	—	—	26
Class R4	—	—	9
Class R5	—	—	10
Custodian and accounting fees	257	25	164
Professional fees	94	56	80
Trustees’ and Chief Compliance Officer’s fees	52	26	43
Printing and mailing costs	159	40	271
Registration and filing fees	240	45	453
Transfer agency fees (See Note 2.K.)	96	10	233
Other	95	12	57
Total expenses	30,068	1,415	39,007
Less fees waived	(8,541)	(548)	(3,231)
Less expense reimbursements	(1)	(1)	(32)
Net expenses	21,526	866	35,744
Net investment income (loss)	96,297	1,672	81,408

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$365,431	$7,001	$51,660
Investments in affiliates	10	— (a)	48
Futures contracts	24,040	448	—
Net realized gain (loss)	389,481	7,449	51,708
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,485,105	38,977	568,625
Investments in affiliates	3	— (a)	(7)
Futures contracts	(1,840)	(39)	—
Change in net unrealized appreciation/depreciation	1,483,268	38,938	568,618
Net realized/unrealized gains (losses)	1,872,749	46,387	620,326
Change in net assets resulting from operations	$1,969,046	$48,059	$701,734

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	77

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$967,577	$1,037,438	$125,583	$116,451
Net realized gain (loss)	1,672,053	490,464	2,286	(148,590)
Change in net unrealized appreciation/depreciation	1,970,620	1,891,205	1,877,339	1,370,519
Change in net assets resulting from operations	4,610,250	3,419,107	2,005,208	1,338,380
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(112,167)	(168,036)	(8,930)	(8,879)
Class C	(18,317)	(37,071)	(423)	(595)
Class I	(468,850)	(712,740)	(14,562)	(14,064)
Class R2	(2,327)	(3,638)	—	—
Class R3	(5,254)	(8,671)	—	—
Class R4	(5,968)	(9,017)	—	—
Class R5	(33,424)	(52,737)	—	—
Class R6	(659,708)	(898,296)	(101,653)	(93,153)
Total distributions to shareholders	(1,306,015)	(1,890,206)	(125,568)	(116,691)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(6,628,397)	390,632	437,146	(457,334)
NET ASSETS:
Change in net assets	(3,324,162)	1,919,533	2,316,786	764,355
Beginning of period	47,890,947	45,971,414	8,022,139	7,257,784
End of period	$44,566,785	$47,890,947	$10,338,925	$8,022,139
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$436,248	$511,995	$159,643	$158,910
Net realized gain (loss)	(458,247)	(503,117)	(704,124)	(339,696)
Change in net unrealized appreciation/depreciation	602,515	485,760	2,853,258	2,291,782
Change in net assets resulting from operations	580,516	494,638	2,308,777	2,110,996
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(32,790)	(57,430)	(8,877)	(11,178)
Class C	(17,436)	(41,689)	(1,002)	(1,340)
Class I	(281,176)	(296,490)	(127,914)	(126,466)
Class R5	(33)	(53)	(63)	(67)
Class R6	(105,843)	(118,435)	(21,019)	(20,453)
Total distributions to shareholders	(437,278)	(514,097)	(158,875)	(159,504)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	261,302	2,230,986	1,532,084	(2,436,362)
NET ASSETS:
Change in net assets	404,540	2,211,527	3,681,986	(484,870)
Beginning of period	5,822,118	3,610,591	16,009,464	16,494,334
End of period	$6,226,658	$5,822,118	$19,691,450	$16,009,464
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	79

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$42,041	$48,659	$23,775	$25,477
Net realized gain (loss)	(296,445)	(369,209)	(116,734)	(244,555)
Change in net unrealized appreciation/depreciation	811,804	888,868	563,782	499,236
Change in net assets resulting from operations	557,400	568,318	470,823	280,158
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,710)	(19,932)	(813)	(2,250)
Class C	(423)	(13,519)	(203)	(1,475)
Class I	(34,362)	(230,748)	(19,234)	(46,550)
Class R5	(9)	(43)	— (a)	(8)
Class R6	(5,646)	(26,056)	(3,412)	(3,435)
Total distributions to shareholders	(42,150)	(290,298)	(23,662)	(53,718)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(376,204)	(1,287,993)	126,169	(744,217)
NET ASSETS:
Change in net assets	139,046	(1,009,973)	573,330	(517,777)
Beginning of period	4,613,494	5,623,467	2,333,516	2,851,293
End of period	$4,752,540	$4,613,494	$2,906,846	$2,333,516

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$114,173	$227,848	$65,058	$55,490
Net realized gain (loss)	954,304	(1,770,410)	322,875	145,602
Change in net unrealized appreciation/depreciation	23,164,754	12,431,756	76,976	182,427
Change in net assets resulting from operations	24,233,231	10,889,194	464,909	383,519
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(117,896)	(14,392)	(14,725)
Class C	—	(24,062)	(3,999)	(4,711)
Class I	(21,930)	(364,265)	(74,780)	(79,002)
Class R2	—	(3,100)	(679)	(706)
Class R3	(347)	(7,437)	(632)	(404)
Class R4	(851)	(6,490)	(78)	(34)
Class R5	(2,077)	(20,860)	(1,765)	(1,559)
Class R6	(144,889)	(676,915)	(101,287)	(97,557)
Total distributions to shareholders	(170,094)	(1,221,025)	(197,612)	(198,698)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	9,430,366	19,571,678	505,241	86,714
NET ASSETS:
Change in net assets	33,493,503	29,239,847	772,538	271,535
Beginning of period	60,586,545	31,346,698	3,467,553	3,196,018
End of period	$94,080,048	$60,586,545	$4,240,091	$3,467,553
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	81

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Applied Data Science Value Fund		JPMorgan U.S. Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,043	$3,568	$226,826	$234,891
Net realized gain (loss)	10,911	10,835	1,497,047	619,922
Change in net unrealized appreciation/depreciation	10,558	4,664	4,443,808	2,704,080
Change in net assets resulting from operations	24,512	19,067	6,167,681	3,558,893
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,997)	(2,983)	(34,267)	(77,126)
Class C	(217)	(348)	(5,216)	(15,439)
Class I	(5,794)	(5,805)	(75,398)	(111,968)
Class L	—	—	(43,883)	(81,148)
Class R2	(171)	(159)	(3,653)	(10,023)
Class R3	—	—	(3,237)	(7,635)
Class R4	—	—	(1,479)	(2,803)
Class R5	(281)	(245)	(22,826)	(47,765)
Class R6	(2,739)	(2,647)	(300,012)	(608,833)
Total distributions to shareholders	(12,199)	(12,187)	(489,971)	(962,740)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(20,502)	(25,799)	962,638	1,970,003
NET ASSETS:
Change in net assets	(8,189)	(18,919)	6,640,348	4,566,156
Beginning of period	177,579	196,498	23,173,065	18,606,909
End of period	$169,390	$177,579	$29,813,413	$23,173,065
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,220	$5,717	$2,221	$2,543
Net realized gain (loss)	71,910	(2,346)	148,703	341,009
Change in net unrealized appreciation/depreciation	322,150	250,354	356,094	(28,435)
Change in net assets resulting from operations	398,280	253,725	507,018	315,117
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(930)	(3,541)	(26,732)	(57,958)
Class C	(78)	(679)	(5,198)	(8,148)
Class I	(1,115)	(3,403)	(100,147)	(214,694)
Class R2	(264)	(1,206)	(770)	(1,333)
Class R5	(1,369)	(4,404)	(3,591)	(6,790)
Class R6	(8,988)	(28,012)	(32,343)	(78,294)
Total distributions to shareholders	(12,744)	(41,245)	(168,781)	(367,217)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(17,228)	(42,555)	621,584	(156,551)
NET ASSETS:
Change in net assets	368,308	169,925	959,821	(208,651)
Beginning of period	1,146,074	976,149	1,428,419	1,637,070
End of period	$1,514,382	$1,146,074	$2,388,240	$1,428,419
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	83

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$96,297	$93,477	$1,672	$1,723
Net realized gain (loss)	389,481	(57,184)	7,449	(14,145)
Change in net unrealized appreciation/depreciation	1,483,268	1,292,065	38,938	40,696
Change in net assets resulting from operations	1,969,046	1,328,358	48,059	28,274
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,743)	(4,208)	(381)	(374)
Class C	—	—	(10)	(16)
Class I	(9,378)	(18,484)	(761)	(927)
Class R6	(94,354)	(171,013)	(586)	(594)
Total distributions to shareholders	(105,475)	(193,705)	(1,738)	(1,911)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(52,956)	(324,672)	(4,851)	(35,768)
NET ASSETS:
Change in net assets	1,810,615	809,981	41,470	(9,405)
Beginning of period	7,561,019	6,751,038	176,001	185,406
End of period	$9,371,634	$7,561,019	$217,471	$176,001
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan U.S. Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$81,408	$62,112
Net realized gain (loss)	51,708	(19,251)
Change in net unrealized appreciation/depreciation	568,618	380,248
Change in net assets resulting from operations	701,734	423,109
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(15,859)	(15,303)
Class C	(1,227)	(1,362)
Class I	(35,684)	(33,217)
Class R2	(63)	(58)
Class R3	(126)	(138)
Class R4	(48)	(44)
Class R5	(164)	(132)
Class R6	(29,023)	(18,946)
Total distributions to shareholders	(82,194)	(69,200)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	373,543	1,536,668
NET ASSETS:
Change in net assets	993,083	1,890,577
Beginning of period	4,704,905	2,814,328
End of period	$5,697,988	$4,704,905
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	85

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$474,879	$461,442	$101,173	$80,596
Distributions reinvested	104,336	155,671	8,584	8,557
Cost of shares redeemed	(867,859)	(906,349)	(102,906)	(87,703)
Change in net assets resulting from Class A capital transactions	(288,644)	(289,236)	6,851	1,450
Class C
Proceeds from shares issued	27,076	30,826	9,259	11,116
Distributions reinvested	16,905	34,192	379	515
Cost of shares redeemed	(343,123)	(312,013)	(27,876)	(20,412)
Change in net assets resulting from Class C capital transactions	(299,142)	(246,995)	(18,238)	(8,781)
Class I
Proceeds from shares issued	2,197,361	3,998,322	284,182	250,536
Distributions reinvested	424,957	648,293	13,817	13,326
Cost of shares redeemed	(6,220,404)	(4,342,186)	(231,292)	(572,728)
Change in net assets resulting from Class I capital transactions	(3,598,086)	304,429	66,707	(308,866)
Class R2
Proceeds from shares issued	10,900	19,183	—	—
Distributions reinvested	2,295	3,586	—	—
Cost of shares redeemed	(28,544)	(23,483)	—	—
Change in net assets resulting from Class R2 capital transactions	(15,349)	(714)	—	—
Class R3
Proceeds from shares issued	31,210	49,432	—	—
Distributions reinvested	4,282	6,709	—	—
Cost of shares redeemed	(105,455)	(66,619)	—	—
Change in net assets resulting from Class R3 capital transactions	(69,963)	(10,478)	—	—
Class R4
Proceeds from shares issued	26,494	98,579	—	—
Distributions reinvested	5,968	9,017	—	—
Cost of shares redeemed	(97,769)	(73,719)	—	—
Change in net assets resulting from Class R4 capital transactions	(65,307)	33,877	—	—
Class R5
Proceeds from shares issued	160,612	213,246	—	—
Distributions reinvested	32,722	51,510	—	—
Cost of shares redeemed	(667,169)	(357,218)	—	—
Change in net assets resulting from Class R5 capital transactions	(473,835)	(92,462)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$2,874,729	$4,246,117	$1,054,010	$1,167,392
Distributions reinvested	636,688	866,095	100,847	92,124
Cost of shares redeemed	(5,329,488)	(4,420,001)	(773,031)	(1,400,653)
Change in net assets resulting from Class R6 capital transactions	(1,818,071)	692,211	381,826	(141,137)
Total change in net assets resulting from capital transactions	$(6,628,397)	$390,632	$437,146	$(457,334)
SHARE TRANSACTIONS:
Class A
Issued	21,168	21,135	1,423	1,350
Reinvested	4,674	7,032	118	144
Redeemed	(38,804)	(41,471)	(1,449)	(1,464)
Change in Class A Shares	(12,962)	(13,304)	92	30
Class C
Issued	1,226	1,438	134	188
Reinvested	777	1,575	5	9
Redeemed	(15,780)	(14,635)	(400)	(346)
Change in Class C Shares	(13,777)	(11,622)	(261)	(149)
Class I
Issued	96,189	179,200	4,014	4,129
Reinvested	18,672	28,756	190	225
Redeemed	(272,863)	(195,289)	(3,211)	(9,646)
Change in Class I Shares	(158,002)	12,667	993	(5,292)
Class R2
Issued	488	886	—	—
Reinvested	104	163	—	—
Redeemed	(1,286)	(1,085)	—	—
Change in Class R2 Shares	(694)	(36)	—	—
Class R3
Issued	1,384	2,266	—	—
Reinvested	192	303	—	—
Redeemed	(4,608)	(3,062)	—	—
Change in Class R3 Shares	(3,032)	(493)	—	—
Class R4
Issued	1,160	4,435	—	—
Reinvested	263	401	—	—
Redeemed	(4,363)	(3,329)	—	—
Change in Class R4 Shares	(2,940)	1,507	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	87

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R5
Issued	7,004	9,554	—	—
Reinvested	1,438	2,284	—	—
Redeemed	(28,437)	(16,199)	—	—
Change in Class R5 Shares	(19,995)	(4,361)	—	—
Class R6
Issued	125,803	190,860	14,642	19,404
Reinvested	27,943	38,463	1,384	1,548
Redeemed	(232,690)	(198,224)	(10,801)	(23,106)
Change in Class R6 Shares	(78,944)	31,099	5,225	(2,154)
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$251,147	$269,194	$366,327	$413,623
Distributions reinvested	32,489	57,042	8,829	11,121
Cost of shares redeemed	(151,996)	(822,646)	(414,037)	(949,459)
Change in net assets resulting from Class A capital transactions	131,640	(496,410)	(38,881)	(524,715)
Class C
Proceeds from shares issued	91,300	120,242	105,638	32,667
Distributions reinvested	17,368	41,661	1,002	1,340
Cost of shares redeemed	(42,446)	(673,497)	(89,357)	(88,050)
Change in net assets resulting from Class C capital transactions	66,222	(511,594)	17,283	(54,043)
Class I
Proceeds from shares issued	1,899,414	3,114,570	4,608,281	2,707,387
Distributions reinvested	274,702	289,837	124,164	123,008
Cost of shares redeemed	(1,747,336)	(1,606,406)	(3,579,626)	(4,461,761)
Change in net assets resulting from Class I capital transactions	426,780	1,798,001	1,152,819	(1,631,366)
Class R5
Proceeds from shares issued	374	537	661	698
Distributions reinvested	33	53	63	67
Cost of shares redeemed	(824)	(46)	(1,654)	(795)
Change in net assets resulting from Class R5 capital transactions	(417)	544	(930)	(30)
Class R6
Proceeds from shares issued	89,356	1,672,438	994,924	363,419
Distributions reinvested	99,145	109,541	10,673	9,007
Cost of shares redeemed	(551,424)	(341,534)	(603,804)	(598,634)
Change in net assets resulting from Class R6 capital transactions	(362,923)	1,440,445	401,793	(226,208)
Total change in net assets resulting from capital transactions	$261,302	$2,230,986	$1,532,084	$(2,436,362)
SHARE TRANSACTIONS:
Class A
Issued	18,250	19,716	12,875	16,545
Reinvested	2,356	4,202	310	447
Redeemed	(11,084)	(61,516)	(14,536)	(38,851)
Change in Class A Shares	9,522	(37,598)	(1,351)	(21,859)
Class C
Issued	6,633	8,815	3,734	1,266
Reinvested	1,259	3,068	36	55
Redeemed	(3,070)	(50,406)	(3,196)	(3,555)
Change in Class C Shares	4,822	(38,523)	574	(2,234)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	89

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class I
Issued	137,688	228,048	161,008	105,360
Reinvested	19,915	21,311	4,320	4,890
Redeemed	(127,259)	(118,698)	(125,195)	(178,074)
Change in Class I Shares	30,344	130,661	40,133	(67,824)
Class R5
Issued	26	39	24	27
Reinvested	3	4	2	3
Redeemed	(60)	(3)	(58)	(31)
Change in Class R5 Shares	(31)	40	(32)	(1)
Class R6
Issued	6,496	125,253	34,871	14,409
Reinvested	7,203	8,022	369	357
Redeemed	(40,090)	(25,171)	(21,331)	(23,593)
Change in Class R6 Shares	(26,391)	108,104	13,909	(8,827)
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$52,638	$137,526	$41,397	$58,361
Distributions reinvested	1,707	19,929	810	2,244
Cost of shares redeemed	(99,956)	(195,721)	(42,917)	(62,266)
Change in net assets resulting from Class A capital transactions	(45,611)	(38,266)	(710)	(1,661)
Class C
Proceeds from shares issued	32,284	45,876	26,762	37,075
Distributions reinvested	422	13,509	201	1,466
Cost of shares redeemed	(63,073)	(79,358)	(28,818)	(39,960)
Change in net assets resulting from Class C capital transactions	(30,367)	(19,973)	(1,855)	(1,419)
Class I
Proceeds from shares issued	1,701,540	2,380,852	1,157,344	1,619,694
Distributions reinvested	33,482	228,481	18,942	46,107
Cost of shares redeemed	(1,918,291)	(3,279,976)	(1,170,627)	(2,185,835)
Change in net assets resulting from Class I capital transactions	(183,269)	(670,643)	5,659	(520,034)
Class R5
Proceeds from shares issued	71	159	—	351
Distributions reinvested	9	43	— (a)	8
Cost of shares redeemed	(108)	(62)	(5)	(470)
Change in net assets resulting from Class R5 capital transactions	(28)	140	(5)	(111)
Class R6
Proceeds from shares issued	311,448	647,862	258,885	181,537
Distributions reinvested	5,331	25,748	3,148	3,314
Cost of shares redeemed	(433,708)	(1,232,861)	(138,953)	(405,843)
Change in net assets resulting from Class R6 capital transactions	(116,929)	(559,251)	123,080	(220,992)
Total change in net assets resulting from capital transactions	$(376,204)	$(1,287,993)	$126,169	$(744,217)
SHARE TRANSACTIONS:
Class A
Issued	3,318	9,036	2,520	4,028
Reinvested	106	1,389	49	155
Redeemed	(6,235)	(13,121)	(2,598)	(4,278)
Change in Class A Shares	(2,811)	(2,696)	(29)	(95)
Class C
Issued	2,018	3,079	1,654	2,567
Reinvested	27	946	12	101
Redeemed	(3,959)	(5,360)	(1,759)	(2,750)
Change in Class C Shares	(1,914)	(1,335)	(93)	(82)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	91

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class I
Issued	106,534	159,350	70,639	112,208
Reinvested	2,072	15,870	1,131	3,178
Redeemed	(119,230)	(220,794)	(70,009)	(149,700)
Change in Class I Shares	(10,624)	(45,574)	1,761	(34,314)
Class R5
Issued	4	10	—	25
Reinvested	1	3	— (a)	1
Redeemed	(7)	(4)	(1)	(33)
Change in Class R5 Shares	(2)	9	(1)	(7)
Class R6
Issued	19,836	44,429	15,990	12,796
Reinvested	332	1,780	186	227
Redeemed	(26,802)	(81,465)	(8,076)	(27,983)
Change in Class R6 Shares	(6,634)	(35,256)	8,100	(14,960)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,164,930	$870,898	$42,710	$91,301
Distributions reinvested	—	109,274	14,115	14,411
Cost of shares redeemed	(909,031)	(804,852)	(70,402)	(65,188)
Change in net assets resulting from Class A capital transactions	255,899	175,320	(13,577)	40,524
Class C
Proceeds from shares issued	216,550	103,505	10,707	29,810
Distributions reinvested	—	22,030	3,987	4,710
Cost of shares redeemed	(174,049)	(149,550)	(30,486)	(26,960)
Change in net assets resulting from Class C capital transactions	42,501	(24,015)	(15,792)	7,560
Class I
Proceeds from shares issued	6,590,720	6,518,736	1,012,719	699,307
Distributions reinvested	19,621	336,415	68,827	74,628
Cost of shares redeemed	(5,408,878)	(3,306,703)	(643,129)	(822,548)
Change in net assets resulting from Class I capital transactions	1,201,463	3,548,448	438,417	(48,613)
Class R2
Proceeds from shares issued	100,595	41,401	3,239	3,171
Distributions reinvested	—	3,038	677	703
Cost of shares redeemed	(51,352)	(28,556)	(4,134)	(3,162)
Change in net assets resulting from Class R2 capital transactions	49,243	15,883	(218)	712
Class R3
Proceeds from shares issued	383,762	160,354	3,405	5,295
Distributions reinvested	283	5,057	632	404
Cost of shares redeemed	(217,533)	(70,463)	(2,295)	(1,334)
Change in net assets resulting from Class R3 capital transactions	166,512	94,948	1,742	4,365
Class R4
Proceeds from shares issued	214,168	351,742	884	770
Distributions reinvested	826	6,116	77	34
Cost of shares redeemed	(190,307)	(74,599)	(191)	(80)
Change in net assets resulting from Class R4 capital transactions	24,687	283,259	770	724
Class R5
Proceeds from shares issued	198,025	328,090	9,664	11,223
Distributions reinvested	2,028	20,245	1,658	1,519
Cost of shares redeemed	(443,519)	(183,419)	(7,983)	(7,261)
Change in net assets resulting from Class R5 capital transactions	(243,466)	164,916	3,339	5,481
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	93

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$16,706,100	$18,301,512	$341,179	$429,363
Distributions reinvested	137,456	651,685	99,088	94,910
Cost of shares redeemed	(8,910,029)	(3,640,278)	(349,707)	(448,312)
Change in net assets resulting from Class R6 capital transactions	7,933,527	15,312,919	90,560	75,961
Total change in net assets resulting from capital transactions	$9,430,366	$19,571,678	$505,241	$86,714
SHARE TRANSACTIONS:
Class A
Issued	19,277	18,541	2,226	4,907
Reinvested	—	2,391	742	772
Redeemed	(15,062)	(17,198)	(3,655)	(3,518)
Change in Class A Shares	4,215	3,734	(687)	2,161
Class C
Issued	5,351	3,313	588	1,685
Reinvested	—	728	222	266
Redeemed	(4,419)	(4,826)	(1,686)	(1,534)
Change in Class C Shares	932	(785)	(876)	417
Class I
Issued	106,184	135,810	52,517	38,688
Reinvested	330	7,184	3,692	4,089
Redeemed	(86,145)	(68,687)	(34,003)	(45,461)
Change in Class I Shares	20,369	74,307	22,206	(2,684)
Class R2
Issued	1,826	944	169	173
Reinvested	—	71	36	38
Redeemed	(908)	(653)	(214)	(173)
Change in Class R2 Shares	918	362	(9)	38
Class R3
Issued	6,632	3,392	185	289
Reinvested	5	110	34	22
Redeemed	(3,390)	(1,484)	(122)	(73)
Change in Class R3 Shares	3,247	2,018	97	238
Class R4
Issued	3,562	7,214	44	40
Reinvested	14	131	4	2
Redeemed	(3,025)	(1,548)	(10)	(4)
Change in Class R4 Shares	551	5,797	38	38
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R5
Issued	3,155	6,625	509	611
Reinvested	33	417	88	82
Redeemed	(7,123)	(3,725)	(417)	(395)
Change in Class R5 Shares	(3,935)	3,317	180	298
Class R6
Issued	260,917	361,060	18,164	23,620
Reinvested	2,206	13,285	5,288	5,183
Redeemed	(134,731)	(71,808)	(18,626)	(24,411)
Change in Class R6 Shares	128,392	302,537	4,826	4,392
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	95

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Applied Data Science Value Fund		JPMorgan U.S. Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,696	$4,640	$516,558	$447,790
Distributions reinvested	2,890	2,875	32,444	72,047
Cost of shares redeemed	(14,989)	(12,011)	(374,492)	(389,511)
Change in net assets resulting from Class A capital transactions	(9,403)	(4,496)	174,510	130,326
Class C
Proceeds from shares issued	69	132	119,408	86,563
Distributions reinvested	217	348	5,089	15,033
Cost of shares redeemed	(2,032)	(3,889)	(133,496)	(99,064)
Change in net assets resulting from Class C capital transactions	(1,746)	(3,409)	(8,999)	2,532
Class I
Proceeds from shares issued	4,012	8,707	1,840,142	1,766,425
Distributions reinvested	5,750	5,763	73,038	108,259
Cost of shares redeemed	(17,778)	(28,654)	(936,297)	(791,861)
Change in net assets resulting from Class I capital transactions	(8,016)	(14,184)	976,883	1,082,823
Class L
Proceeds from shares issued	—	—	801,284	652,290
Distributions reinvested	—	—	40,704	76,174
Cost of shares redeemed	—	—	(586,876)	(394,900)
Change in net assets resulting from Class L capital transactions	—	—	255,112	333,564
Class R2
Proceeds from shares issued	452	269	47,504	43,961
Distributions reinvested	171	159	3,647	10,005
Cost of shares redeemed	(756)	(664)	(61,552)	(47,733)
Change in net assets resulting from Class R2 capital transactions	(133)	(236)	(10,401)	6,233
Class R3
Proceeds from shares issued	—	—	59,007	34,649
Distributions reinvested	—	—	2,921	6,932
Cost of shares redeemed	—	—	(50,439)	(29,102)
Change in net assets resulting from Class R3 capital transactions	—	—	11,489	12,479
Class R4
Proceeds from shares issued	—	—	31,595	11,525
Distributions reinvested	—	—	1,479	2,803
Cost of shares redeemed	—	—	(18,882)	(10,175)
Change in net assets resulting from Class R4 capital transactions	—	—	14,192	4,153
Class R5
Proceeds from shares issued	371	690	163,186	188,486
Distributions reinvested	281	245	21,850	45,328
Cost of shares redeemed	(475)	(890)	(243,355)	(177,217)
Change in net assets resulting from Class R5 capital transactions	177	45	(58,319)	56,597
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan U.S. Applied Data Science Value Fund		JPMorgan U.S. Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$8,975	$8,609	$3,316,400	$3,077,550
Distributions reinvested	2,739	2,647	291,482	593,789
Cost of shares redeemed	(13,095)	(14,775)	(3,999,711)	(3,330,043)
Change in net assets resulting from Class R6 capital transactions	(1,381)	(3,519)	(391,829)	341,296
Total change in net assets resulting from capital transactions	$(20,502)	$(25,799)	$962,638	$1,970,003
SHARE TRANSACTIONS:
Class A
Issued	97	170	24,290	24,678
Reinvested	105	106	1,547	4,026
Redeemed	(538)	(445)	(17,487)	(21,468)
Change in Class A Shares	(336)	(169)	8,350	7,236
Class C
Issued	4	5	5,891	5,013
Reinvested	8	13	258	885
Redeemed	(74)	(146)	(6,704)	(5,767)
Change in Class C Shares	(62)	(128)	(555)	131
Class I
Issued	139	320	86,518	95,392
Reinvested	206	210	3,445	6,018
Redeemed	(625)	(1,055)	(43,211)	(43,699)
Change in Class I Shares	(280)	(525)	46,752	57,711
Class L
Issued	—	—	36,125	35,876
Reinvested	—	—	1,905	4,224
Redeemed	—	—	(27,597)	(21,679)
Change in Class L Shares	—	—	10,433	18,421
Class R2
Issued	15	10	2,261	2,468
Reinvested	7	6	178	567
Redeemed	(27)	(25)	(2,938)	(2,652)
Change in Class R2 Shares	(5)	(9)	(499)	383
Class R3
Issued	—	—	2,723	1,914
Reinvested	—	—	140	389
Redeemed	—	—	(2,386)	(1,610)
Change in Class R3 Shares	—	—	477	693
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	97

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Applied Data Science Value Fund		JPMorgan U.S. Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R4
Issued	—	—	1,461	637
Reinvested	—	—	70	156
Redeemed	—	—	(844)	(556)
Change in Class R4 Shares	—	—	687	237
Class R5
Issued	13	25	7,542	10,332
Reinvested	10	9	1,026	2,514
Redeemed	(17)	(32)	(11,204)	(9,698)
Change in Class R5 Shares	6	2	(2,636)	3,148
Class R6
Issued	309	308	154,693	168,222
Reinvested	98	96	13,627	32,849
Redeemed	(456)	(539)	(186,087)	(180,944)
Change in Class R6 Shares	(49)	(135)	(17,767)	20,127
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$33,296	$15,107	$64,718	$28,119
Distributions reinvested	694	2,539	24,938	53,749
Cost of shares redeemed	(21,103)	(15,249)	(55,910)	(76,362)
Change in net assets resulting from Class A capital transactions	12,887	2,397	33,746	5,506
Class C
Proceeds from shares issued	2,711	932	31,452	7,658
Distributions reinvested	73	635	5,042	7,861
Cost of shares redeemed	(5,777)	(11,538)	(13,145)	(10,466)
Change in net assets resulting from Class C capital transactions	(2,993)	(9,971)	23,349	5,053
Class I
Proceeds from shares issued	61,987	14,330	596,167	190,588
Distributions reinvested	928	3,062	97,364	207,578
Cost of shares redeemed	(28,256)	(20,892)	(256,578)	(502,036)
Change in net assets resulting from Class I capital transactions	34,659	(3,500)	436,953	(103,870)
Class R2
Proceeds from shares issued	9,064	6,941	818	932
Distributions reinvested	263	1,201	770	1,322
Cost of shares redeemed	(9,808)	(9,408)	(820)	(776)
Change in net assets resulting from Class R2 capital transactions	(481)	(1,266)	768	1,478
Class R5
Proceeds from shares issued	23,210	9,640	13,121	6,570
Distributions reinvested	1,369	4,399	3,428	6,610
Cost of shares redeemed	(27,279)	(19,110)	(9,310)	(9,338)
Change in net assets resulting from Class R5 capital transactions	(2,700)	(5,071)	7,239	3,842
Class R6
Proceeds from shares issued	45,206	30,435	181,885	55,234
Distributions reinvested	8,688	27,159	23,448	60,993
Cost of shares redeemed	(112,494)	(82,738)	(85,804)	(184,787)
Change in net assets resulting from Class R6 capital transactions	(58,600)	(25,144)	119,529	(68,560)
Total change in net assets resulting from capital transactions	$(17,228)	$(42,555)	$621,584	$(156,551)
SHARE TRANSACTIONS:
Class A
Issued	477	289	3,719	1,779
Reinvested	11	50	1,535	3,614
Redeemed	(310)	(292)	(3,214)	(4,676)
Change in Class A Shares	178	47	2,040	717
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	99

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class C
Issued	43	19	2,218	586
Reinvested	1	13	397	653
Redeemed	(91)	(235)	(939)	(781)
Change in Class C Shares	(47)	(203)	1,676	458
Class I
Issued	874	260	31,461	10,925
Reinvested	14	59	5,665	13,301
Redeemed	(389)	(388)	(13,923)	(28,938)
Change in Class I Shares	499	(69)	23,203	(4,712)
Class R2
Issued	140	140	52	62
Reinvested	4	25	54	100
Redeemed	(150)	(186)	(54)	(56)
Change in Class R2 Shares	(6)	(21)	52	106
Class R5
Issued	340	181	692	380
Reinvested	21	87	196	417
Redeemed	(394)	(356)	(494)	(550)
Change in Class R5 Shares	(33)	(88)	394	247
Class R6
Issued	657	577	9,639	3,259
Reinvested	131	539	1,342	3,845
Redeemed	(1,701)	(1,499)	(4,653)	(10,572)
Change in Class R6 Shares	(913)	(383)	6,328	(3,468)
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$36,300	$59,435	$11,713	$9,354
Distributions reinvested	1,733	4,183	377	369
Cost of shares redeemed	(62,673)	(60,266)	(10,547)	(8,610)
Change in net assets resulting from Class A capital transactions	(24,640)	3,352	1,543	1,113
Class C
Proceeds from shares issued	—	—	604	539
Distributions reinvested	—	—	10	16
Cost of shares redeemed	—	—	(1,129)	(1,594)
Change in net assets resulting from Class C capital transactions	—	—	(515)	(1,039)
Class I
Proceeds from shares issued	154,807	191,101	14,638	20,832
Distributions reinvested	6,931	13,147	726	878
Cost of shares redeemed	(192,898)	(207,381)	(22,484)	(57,225)
Change in net assets resulting from Class I capital transactions	(31,160)	(3,133)	(7,120)	(35,515)
Class R6
Proceeds from shares issued	1,760,186	1,057,579	12,331	8,925
Distributions reinvested	93,718	170,226	586	594
Cost of shares redeemed	(1,851,060)	(1,552,696)	(11,676)	(9,846)
Change in net assets resulting from Class R6 capital transactions	2,844	(324,891)	1,241	(327)
Total change in net assets resulting from capital transactions	$(52,956)	$(324,672)	$(4,851)	$(35,768)
SHARE TRANSACTIONS:
Class A
Issued	1,000	1,955	188	180
Reinvested	47	139	6	7
Redeemed	(1,721)	(1,984)	(169)	(167)
Change in Class A Shares	(674)	110	25	20
Class C
Issued	—	—	10	11
Reinvested	—	—	— (a)	— (a)
Redeemed	—	—	(19)	(31)
Change in Class C Shares	—	—	(9)	(20)
Class I
Issued	4,292	6,178	234	394
Reinvested	185	430	12	18
Redeemed	(5,260)	(6,761)	(357)	(1,115)
Change in Class I Shares	(783)	(153)	(111)	(703)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	101

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R6
Issued	47,236	34,312	194	172
Reinvested	2,492	5,576	10	12
Redeemed	(49,778)	(50,162)	(185)	(187)
Change in Class R6 Shares	(50)	(10,274)	19	(3)
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan U.S. Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$239,178	$363,877
Distributions reinvested	14,915	14,245
Cost of shares redeemed	(175,303)	(140,778)
Change in net assets resulting from Class A capital transactions	78,790	237,344
Class C
Proceeds from shares issued	21,829	45,980
Distributions reinvested	1,126	1,236
Cost of shares redeemed	(29,179)	(20,110)
Change in net assets resulting from Class C capital transactions	(6,224)	27,106
Class I
Proceeds from shares issued	843,634	1,253,780
Distributions reinvested	33,467	30,966
Cost of shares redeemed	(916,296)	(693,499)
Change in net assets resulting from Class I capital transactions	(39,195)	591,247
Class R2
Proceeds from shares issued	1,108	3,112
Distributions reinvested	63	58
Cost of shares redeemed	(1,025)	(1,755)
Change in net assets resulting from Class R2 capital transactions	146	1,415
Class R3
Proceeds from shares issued	5,745	3,676
Distributions reinvested	69	99
Cost of shares redeemed	(6,310)	(5,504)
Change in net assets resulting from Class R3 capital transactions	(496)	(1,729)
Class R4
Proceeds from shares issued	925	4,367
Distributions reinvested	48	44
Cost of shares redeemed	(3,013)	(169)
Change in net assets resulting from Class R4 capital transactions	(2,040)	4,242
Class R5
Proceeds from shares issued	8,482	4,305
Distributions reinvested	154	121
Cost of shares redeemed	(9,314)	(740)
Change in net assets resulting from Class R5 capital transactions	(678)	3,686
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	103

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$708,739	$852,611
Distributions reinvested	28,276	18,413
Cost of shares redeemed	(393,775)	(197,667)
Change in net assets resulting from Class R6 capital transactions	343,240	673,357
Total change in net assets resulting from capital transactions	$373,543	$1,536,668
SHARE TRANSACTIONS:
Class A
Issued	3,463	5,665
Reinvested	214	224
Redeemed	(2,531)	(2,191)
Change in Class A Shares	1,146	3,698
Class C
Issued	361	813
Reinvested	18	22
Redeemed	(481)	(356)
Change in Class C Shares	(102)	479
Class I
Issued	11,481	18,365
Reinvested	452	458
Redeemed	(12,435)	(10,212)
Change in Class I Shares	(502)	8,611
Class R2
Issued	17	47
Reinvested	1	1
Redeemed	(15)	(27)
Change in Class R2 Shares	3	21
Class R3
Issued	79	57
Reinvested	1	1
Redeemed	(83)	(79)
Change in Class R3 Shares	(3)	(21)
Class R4
Issued	11	62
Reinvested	1	1
Redeemed	(42)	(2)
Change in Class R4 Shares	(30)	61
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Large Cap Funds	June 30, 2024

	JPMorgan U.S. Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R5
Issued	114	64
Reinvested	2	2
Redeemed	(119)	(11)
Change in Class R5 Shares	(3)	55
Class R6
Issued	9,582	12,341
Reinvested	376	269
Redeemed	(5,220)	(2,856)
Change in Class R6 Shares	4,738	9,754
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	105

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED June 30, 2024
(Amounts in thousands)

JPMorgan U.S. Large Cap Core Plus Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$507,018
Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of investment securities	(1,926,361)
Proceeds from disposition of investment securities	1,311,808
Covers of investment securities sold short	(798,544)
Proceeds from investment securities sold short	986,237
Purchases of short-term investments — affiliates, net	(32,181)
Change in unrealized (appreciation)/depreciation on investments in non-affiliates	(354,996)
Change in unrealized (appreciation)/depreciation on investment securities sold short	(1,299)
Net realized (gain)/loss on investments in non-affiliates	(184,411)
Net realized (gain)/loss on investments in affiliates	2
Net realized (gain)/loss on securities sold short	42,496
Increase in dividends receivable from affiliates	(5)
Increase in dividends receivable from non-affiliates	(33)
Decrease in variation margin receivable	130
Increase in dividend expense payable to non-affiliates on securities sold short	107
Increase in interest expense payable to non-affiliates on securities sold short	97
Increase in variation margin payable	99
Increase in investment advisory fees payable	421
Increase in administration fees payable	10
Increase in distribution fees payable	36
Increase in service fees payable	29
Increase in custodian and accounting fees payable	2
Decrease in other accrued expenses payable	(65)
Net cash provided (used) by operating activities	(449,403)
Cash flows provided (used) by financing activities:
Proceeds from shares issued	885,700
Payment for shares redeemed	(421,950)
Cash distributions paid to shareholders (net of reinvestments $154,990)	(13,791)
Net cash provided (used) by financing activities	449,959
Cash:
Net increase (decrease) in restricted and unrestricted cash and deposits at broker	556
Restricted and unrestricted cash and deposits at broker at beginning of year	684
Restricted and unrestricted cash and deposits at broker at end of year	$1,240

Supplemental disclosure of cash flow information:
For the year ended June 30, 2024 the Fund paid approximately $2,277 in interest expense.
For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Large Cap Funds	June 30, 2024

Reconciliation of restricted and unrestricted cash and deposits at broker at the end of period to the Statements of Assets and Liabilities:
	JPMorgan U.S. Large Cap Core Plus Fund	JPMorgan U.S. Large Cap Core Plus Fund
	June 30, 2023	June 30, 2024
Cash	$80	$162
Deposits at broker:
Futures contracts	604	966
Securities sold short	—	112
	$684	$1,240
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	107

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Income Fund
Class A
Year Ended June 30, 2024	$21.85	$0.40	$1.81	$2.21	$(0.41)	$(0.16)	$(0.57)
Year Ended June 30, 2023	21.15	0.40	1.11	1.51	(0.42)	(0.39)	(0.81)
Year Ended June 30, 2022	22.34	0.34	(0.76)	(0.42)	(0.33)	(0.44)	(0.77)
Year Ended June 30, 2021	16.22	0.29	6.12	6.41	(0.29)	—	(0.29)
Year Ended June 30, 2020	17.83	0.32	(1.42)	(1.10)	(0.32)	(0.19)	(0.51)
Class C
Year Ended June 30, 2024	21.35	0.28	1.76	2.04	(0.30)	(0.16)	(0.46)
Year Ended June 30, 2023	20.68	0.28	1.09	1.37	(0.31)	(0.39)	(0.70)
Year Ended June 30, 2022	21.87	0.22	(0.75)	(0.53)	(0.22)	(0.44)	(0.66)
Year Ended June 30, 2021	15.88	0.19	6.00	6.19	(0.20)	—	(0.20)
Year Ended June 30, 2020	17.47	0.23	(1.39)	(1.16)	(0.24)	(0.19)	(0.43)
Class I
Year Ended June 30, 2024	22.29	0.46	1.86	2.32	(0.47)	(0.16)	(0.63)
Year Ended June 30, 2023	21.56	0.46	1.13	1.59	(0.47)	(0.39)	(0.86)
Year Ended June 30, 2022	22.76	0.40	(0.77)	(0.37)	(0.39)	(0.44)	(0.83)
Year Ended June 30, 2021	16.52	0.35	6.23	6.58	(0.34)	—	(0.34)
Year Ended June 30, 2020	18.14	0.37	(1.43)	(1.06)	(0.37)	(0.19)	(0.56)
Class R2
Year Ended June 30, 2024	21.73	0.34	1.81	2.15	(0.36)	(0.16)	(0.52)
Year Ended June 30, 2023	21.04	0.34	1.10	1.44	(0.36)	(0.39)	(0.75)
Year Ended June 30, 2022	22.23	0.29	(0.77)	(0.48)	(0.27)	(0.44)	(0.71)
Year Ended June 30, 2021	16.14	0.23	6.10	6.33	(0.24)	—	(0.24)
Year Ended June 30, 2020	17.74	0.27	(1.40)	(1.13)	(0.28)	(0.19)	(0.47)
Class R3
Year Ended June 30, 2024	21.83	0.40	1.81	2.21	(0.41)	(0.16)	(0.57)
Year Ended June 30, 2023	21.13	0.40	1.11	1.51	(0.42)	(0.39)	(0.81)
Year Ended June 30, 2022	22.32	0.33	(0.75)	(0.42)	(0.33)	(0.44)	(0.77)
Year Ended June 30, 2021	16.21	0.29	6.11	6.40	(0.29)	—	(0.29)
Year Ended June 30, 2020	17.81	0.32	(1.41)	(1.09)	(0.32)	(0.19)	(0.51)
Class R4
Year Ended June 30, 2024	22.28	0.46	1.85	2.31	(0.47)	(0.16)	(0.63)
Year Ended June 30, 2023	21.54	0.46	1.14	1.60	(0.47)	(0.39)	(0.86)
Year Ended June 30, 2022	22.75	0.40	(0.78)	(0.38)	(0.39)	(0.44)	(0.83)
Year Ended June 30, 2021	16.51	0.35	6.23	6.58	(0.34)	—	(0.34)
Year Ended June 30, 2020	18.13	0.37	(1.43)	(1.06)	(0.37)	(0.19)	(0.56)
Class R5
Year Ended June 30, 2024	22.31	0.50	1.85	2.35	(0.50)	(0.16)	(0.66)
Year Ended June 30, 2023	21.58	0.50	1.12	1.62	(0.50)	(0.39)	(0.89)
Year Ended June 30, 2022	22.78	0.43	(0.77)	(0.34)	(0.42)	(0.44)	(0.86)
Year Ended June 30, 2021	16.53	0.37	6.25	6.62	(0.37)	—	(0.37)
Year Ended June 30, 2020	18.16	0.40	(1.45)	(1.05)	(0.39)	(0.19)	(0.58)
Class R6
Year Ended June 30, 2024	22.29	0.52	1.86	2.38	(0.53)	(0.16)	(0.69)
Year Ended June 30, 2023	21.56	0.52	1.13	1.65	(0.53)	(0.39)	(0.92)
Year Ended June 30, 2022	22.76	0.46	(0.77)	(0.31)	(0.45)	(0.44)	(0.89)
Year Ended June 30, 2021	16.52	0.39	6.24	6.63	(0.39)	—	(0.39)
Year Ended June 30, 2020	18.14	0.42	(1.44)	(1.02)	(0.41)	(0.19)	(0.60)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$23.49	10.31%	$4,450,073	0.95%	1.77%	0.95%	20%
21.85	7.12	4,423,141	0.95	1.83	0.95	8
21.15	(2.10)	4,562,270	0.95	1.49	0.95	15
22.34	39.81	4,715,916	0.96	1.48	0.96	16
16.22	(6.36)	3,234,850	0.98	1.83	0.98	22

22.93	9.72	755,885	1.45	1.28	1.45	20
21.35	6.60	997,751	1.45	1.32	1.45	8
20.68	(2.63)	1,206,824	1.45	0.97	1.45	15
21.87	39.19	1,493,408	1.45	0.99	1.46	16
15.88	(6.83)	1,350,402	1.47	1.34	1.47	22

23.98	10.60	16,105,559	0.70	2.03	0.70	20
22.29	7.38	18,495,976	0.70	2.08	0.70	8
21.56	(1.87)	17,614,254	0.70	1.74	0.70	15
22.76	40.16	17,980,353	0.70	1.73	0.71	16
16.52	(6.06)	10,727,252	0.71	2.11	0.72	22

23.36	10.04	96,550	1.21	1.52	1.21	20
21.73	6.84	104,930	1.20	1.57	1.21	8
21.04	(2.36)	102,353	1.21	1.28	1.21	15
22.23	39.47	77,859	1.22	1.22	1.22	16
16.14	(6.57)	72,182	1.23	1.56	1.23	22

23.47	10.32	175,779	0.95	1.78	0.95	20
21.83	7.13	229,745	0.95	1.83	0.95	8
21.13	(2.10)	232,772	0.95	1.47	0.95	15
22.32	39.79	280,991	0.95	1.49	0.96	16
16.21	(6.29)	170,246	0.97	1.86	0.97	22

23.96	10.56	201,402	0.70	2.03	0.70	20
22.28	7.44	252,731	0.70	2.09	0.70	8
21.54	(1.91)	211,963	0.70	1.73	0.70	15
22.75	40.19	249,525	0.70	1.73	0.70	16
16.51	(6.07)	106,277	0.72	2.12	0.72	22

24.00	10.76	862,123	0.55	2.19	0.55	20
22.31	7.54	1,247,583	0.55	2.23	0.55	8
21.58	(1.72)	1,300,595	0.55	1.87	0.55	15
22.78	40.41	1,655,531	0.55	1.88	0.56	16
16.53	(5.98)	1,230,147	0.56	2.24	0.57	22

23.98	10.88	21,919,414	0.45	2.28	0.45	20
22.29	7.65	22,139,090	0.45	2.34	0.45	8
21.56	(1.62)	20,740,383	0.45	1.99	0.45	15
22.76	40.51	19,952,074	0.45	1.98	0.46	16
16.52	(5.83)	12,663,581	0.46	2.38	0.47	22
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	109

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Index Fund
Class A
Year Ended June 30, 2024	$66.66	$0.77	$15.13	$15.90	$(0.77)	$—	$(0.77)
Year Ended June 30, 2023	56.74	0.75	9.94	10.69	(0.76)	(0.01)	(0.77)
Year Ended June 30, 2022	65.24	0.65	(7.60)	(6.95)	(0.62)	(0.93)	(1.55)
Year Ended June 30, 2021	47.11	0.62	18.24	18.86	(0.73)	—	(0.73)
Year Ended June 30, 2020	44.90	0.91	2.20	3.11	(0.81)	(0.09)	(0.90)
Class C
Year Ended June 30, 2024	65.96	0.34	14.95	15.29	(0.34)	—	(0.34)
Year Ended June 30, 2023	56.14	0.39	9.83	10.22	(0.39)	(0.01)	(0.40)
Year Ended June 30, 2022	64.55	0.25	(7.51)	(7.26)	(0.22)	(0.93)	(1.15)
Year Ended June 30, 2021	46.65	0.28	18.00	18.28	(0.38)	—	(0.38)
Year Ended June 30, 2020	44.45	0.62	2.21	2.83	(0.54)	(0.09)	(0.63)
Class I
Year Ended June 30, 2024	66.76	0.96	15.13	16.09	(0.95)	—	(0.95)
Year Ended June 30, 2023	56.81	0.90	9.96	10.86	(0.90)	(0.01)	(0.91)
Year Ended June 30, 2022	65.33	0.81	(7.62)	(6.81)	(0.78)	(0.93)	(1.71)
Year Ended June 30, 2021	47.22	0.77	18.21	18.98	(0.87)	—	(0.87)
Year Ended June 30, 2020	44.97	1.02	2.25	3.27	(0.93)	(0.09)	(1.02)
Class R6
Year Ended June 30, 2024	66.77	1.07	15.15	16.22	(1.06)	—	(1.06)
Year Ended June 30, 2023	56.83	1.00	9.95	10.95	(1.00)	(0.01)	(1.01)
Year Ended June 30, 2022	65.35	0.92	(7.62)	(6.70)	(0.89)	(0.93)	(1.82)
Year Ended June 30, 2021	47.21	0.85	18.25	19.10	(0.96)	—	(0.96)
Year Ended June 30, 2020	44.98	1.10	2.22	3.32	(1.00)	(0.09)	(1.09)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Net expenses for Class R6 Shares are 0.044% for the year ended June 30, 2024, 0.045% for the year ended June 30, 2023, 0.045% for the year ended June 30,
2022, 0.044% for the year ended June 30, 2021, 0.044% for the year ended June 30, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$81.79	24.01%	$953,255	0.45%	1.08%	0.65%	5%
66.66	19.01	770,835	0.45	1.25	0.65	15
56.74	(11.02)	654,422	0.45	0.98	0.65	11
65.24	40.28	749,440	0.45	1.10	0.66	26
47.11	7.02	572,292	0.45	1.97	0.66	15

80.91	23.25	91,824	1.05	0.48	1.13	5
65.96	18.31	92,084	1.05	0.65	1.13	15
56.14	(11.55)	86,737	1.05	0.37	1.13	11
64.55	39.35	110,184	1.05	0.50	1.13	26
46.65	6.42	102,864	1.05	1.37	1.14	15

81.90	24.29	1,264,640	0.20	1.32	0.38	5
66.76	19.34	964,430	0.20	1.50	0.38	15
56.81	(10.81)	1,121,519	0.20	1.22	0.38	11
65.33	40.48	991,703	0.20	1.37	0.38	26
47.22	7.40	1,022,318	0.20	2.21	0.38	15

81.93	24.51	8,029,206	0.04 (d)	1.48	0.12	5
66.77	19.51	6,194,790	0.05 (d)	1.65	0.13	15
56.83	(10.67)	5,395,106	0.05 (d)	1.39	0.13	11
65.35	40.77	4,793,114	0.04 (d)	1.49	0.13	26
47.21	7.52	3,306,397	0.04 (d)	2.38	0.13	15
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	111

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Equity Premium Income Fund
Class A
Year Ended June 30, 2024	$13.72	$0.97	$0.34	$1.31	$(0.97)	$14.06
Year Ended June 30, 2023	13.79	1.53	(0.13)	1.40	(1.47)	13.72
Year Ended June 30, 2022	15.23	1.46	(1.56)	(0.10)	(1.34)	13.79
Year Ended June 30, 2021	12.96	1.26	2.40	3.66	(1.39)	15.23
Year Ended June 30, 2020	14.92	1.88	(2.42)	(0.54)	(1.42)	12.96
Class C
Year Ended June 30, 2024	13.72	0.90	0.35	1.25	(0.91)	14.06
Year Ended June 30, 2023	13.79	1.48	(0.15)	1.33	(1.40)	13.72
Year Ended June 30, 2022	15.23	1.38	(1.56)	(0.18)	(1.26)	13.79
Year Ended June 30, 2021	12.96	1.15	2.44	3.59	(1.32)	15.23
Year Ended June 30, 2020	14.92	1.61	(2.22)	(0.61)	(1.35)	12.96
Class I
Year Ended June 30, 2024	13.72	1.01	0.35	1.36	(1.01)	14.07
Year Ended June 30, 2023	13.80	1.46	(0.03)	1.43	(1.51)	13.72
Year Ended June 30, 2022	15.23	1.48	(1.54)	(0.06)	(1.37)	13.80
Year Ended June 30, 2021	12.96	1.38	2.32	3.70	(1.43)	15.23
Year Ended June 30, 2020	14.92	1.59	(2.10)	(0.51)	(1.45)	12.96
Class R5
Year Ended June 30, 2024	13.72	1.03	0.35	1.38	(1.03)	14.07
Year Ended June 30, 2023	13.79	1.45	0.01	1.46	(1.53)	13.72
Year Ended June 30, 2022	15.23	1.48	(1.52)	(0.04)	(1.40)	13.79
Year Ended June 30, 2021	12.96	1.37	2.35	3.72	(1.45)	15.23
Year Ended June 30, 2020	14.92	1.48	(1.96)	(0.48)	(1.48)	12.96
Class R6
Year Ended June 30, 2024	13.72	1.04	0.34	1.38	(1.04)	14.06
Year Ended June 30, 2023	13.80	1.45	0.01	1.46	(1.54)	13.72
Year Ended June 30, 2022	15.23	1.50	(1.52)	(0.02)	(1.41)	13.80
Year Ended June 30, 2021	12.96	1.43	2.30	3.73	(1.46)	15.23
Year Ended June 30, 2020	14.92	1.83	(2.30)	(0.47)	(1.49)	12.96

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Large Cap Funds	June 30, 2024

Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

9.97%	$528,101	0.85%	7.04%	0.85%	176%
10.79	384,446	0.85	11.18	0.85	189
(1.05)	905,284	0.85	9.76	0.88	188
29.67	174,085	0.85	8.61	0.91	217
(3.78)	12,904	0.85	14.21	1.11	236

9.42	296,817	1.35	6.54	1.35	176
10.24	223,339	1.35	10.84	1.35	189
(1.54)	756,008	1.35	9.19	1.38	188
29.03	158,340	1.34	7.76	1.40	217
(4.26)	4,710	1.35	11.77	1.61	236

10.32	4,160,918	0.60	7.29	0.60	176
10.98	3,641,748	0.60	10.72	0.61	189
(0.73)	1,859,617	0.60	9.83	0.63	188
29.97	519,976	0.60	9.62	0.69	217
(3.57)	173,409	0.60	11.40	0.91	236

10.48	300	0.45	7.49	0.54	176
11.23	712	0.45	10.69	0.46	189
(0.66)	160	0.45	9.82	0.50	188
30.16	88	0.45	9.54	0.56	217
(3.43)	21	0.45	10.37	0.83	236

10.51	1,240,522	0.35	7.55	0.35	176
11.26	1,571,873	0.35	10.68	0.35	189
(0.49)	89,522	0.35	9.93	0.37	188
30.29	48,315	0.35	9.99	0.44	217
(3.33)	686	0.35	13.60	0.59	236
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	113

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Hedged Equity Fund
Class A
Year Ended June 30, 2024	$27.57	$0.20	$3.48	$3.68	$(0.19)	$31.06
Year Ended June 30, 2023	24.20	0.20	3.38	3.58	(0.21)	27.57
Year Ended June 30, 2022	25.90	0.13	(1.70)	(1.57)	(0.13)	24.20
Year Ended June 30, 2021	21.83	0.15	4.11	4.26	(0.19)	25.90
Year Ended June 30, 2020	20.23	0.28	1.51	1.79	(0.19)	21.83
Class C
Year Ended June 30, 2024	27.37	0.05	3.45	3.50	(0.06)	30.81
Year Ended June 30, 2023	24.02	0.08	3.35	3.43	(0.08)	27.37
Year Ended June 30, 2022	25.72	—	(1.68)	(1.68)	(0.02)	24.02
Year Ended June 30, 2021	21.70	0.03	4.07	4.10	(0.08)	25.72
Year Ended June 30, 2020	20.10	0.17	1.52	1.69	(0.09)	21.70
Class I
Year Ended June 30, 2024	27.66	0.27	3.50	3.77	(0.27)	31.16
Year Ended June 30, 2023	24.28	0.27	3.38	3.65	(0.27)	27.66
Year Ended June 30, 2022	25.98	0.20	(1.70)	(1.50)	(0.20)	24.28
Year Ended June 30, 2021	21.90	0.21	4.11	4.32	(0.24)	25.98
Year Ended June 30, 2020	20.28	0.33	1.53	1.86	(0.24)	21.90
Class R5
Year Ended June 30, 2024	27.71	0.31	3.50	3.81	(0.31)	31.21
Year Ended June 30, 2023	24.32	0.31	3.39	3.70	(0.31)	27.71
Year Ended June 30, 2022	26.02	0.24	(1.70)	(1.46)	(0.24)	24.32
Year Ended June 30, 2021	21.93	0.25	4.11	4.36	(0.27)	26.02
Year Ended June 30, 2020	20.32	0.36	1.52	1.88	(0.27)	21.93
Class R6
Year Ended June 30, 2024	27.73	0.34	3.50	3.84	(0.34)	31.23
Year Ended June 30, 2023	24.33	0.33	3.40	3.73	(0.33)	27.73
Year Ended June 30, 2022	26.04	0.27	(1.72)	(1.45)	(0.26)	24.33
Year Ended June 30, 2021	21.95	0.28	4.11	4.39	(0.30)	26.04
Year Ended June 30, 2020	20.32	0.39	1.53	1.92	(0.29)	21.95

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Large Cap Funds	June 30, 2024

Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

13.43%	$1,393,286	0.82%	0.69%	0.83%	37%
14.87	1,274,360	0.83	0.80	0.83	27
(6.08)	1,647,387	0.83	0.52	0.83	44
19.58	1,778,457	0.83	0.61	0.84	39
8.89	473,314	0.85	1.35	0.86	68

12.82	509,251	1.32	0.18	1.33	37
14.32	436,623	1.33	0.30	1.33	27
(6.53)	436,891	1.33	0.02	1.33	44
18.93	502,120	1.33	0.14	1.33	39
8.40	246,741	1.35	0.84	1.36	68

13.70	15,552,472	0.57	0.94	0.58	37
15.15	12,697,762	0.58	1.05	0.58	27
(5.83)	12,790,417	0.58	0.77	0.58	44
19.83	14,416,679	0.58	0.89	0.58	39
9.21	7,167,488	0.59	1.59	0.60	68

13.84	5,790	0.42	1.09	0.43	37
15.34	6,044	0.43	1.21	0.43	27
(5.68)	5,335	0.43	0.92	0.43	44
20.01	6,024	0.44	1.03	0.45	39
9.30	2,964	0.45	1.74	0.59	68

13.95	2,230,651	0.32	1.19	0.33	37
15.49	1,594,675	0.33	1.30	0.33	27
(5.61)	1,614,304	0.33	1.02	0.33	44
20.11	1,591,643	0.33	1.14	0.34	39
9.50	851,085	0.35	1.87	0.35	68
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	115

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Hedged Equity 2 Fund
Class A
Year Ended June 30, 2024	$15.74	$0.11	$1.79	$1.90	$(0.11)	$—	$(0.11)
Year Ended June 30, 2023	14.87	0.11	1.70	1.81	(0.12)	(0.82)	(0.94)
Year Ended June 30, 2022	15.97	0.09	(1.12)	(1.03)	(0.07)	—	(0.07)
February 26, 2021 (f) through June 30, 2021	15.00	0.03	0.95	0.98	(0.01)	—	(0.01)
Class C
Year Ended June 30, 2024	15.70	0.03	1.78	1.81	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.84	0.04	1.69	1.73	(0.05)	(0.82)	(0.87)
Year Ended June 30, 2022	15.95	0.01	(1.11)	(1.10)	(0.01)	—	(0.01)
February 26, 2021 (f) through June 30, 2021	15.00	— (h)	0.95	0.95	— (h)	—	—
Class I
Year Ended June 30, 2024	15.76	0.15	1.79	1.94	(0.15)	—	(0.15)
Year Ended June 30, 2023	14.89	0.15	1.70	1.85	(0.16)	(0.82)	(0.98)
Year Ended June 30, 2022	15.98	0.13	(1.12)	(0.99)	(0.10)	—	(0.10)
February 26, 2021 (f) through June 30, 2021	15.00	0.04	0.96	1.00	(0.02)	—	(0.02)
Class R5
Year Ended June 30, 2024	15.76	0.17	1.79	1.96	(0.17)	—	(0.17)
Year Ended June 30, 2023	14.89	0.17	1.70	1.87	(0.18)	(0.82)	(1.00)
Year Ended June 30, 2022	15.98	0.15	(1.12)	(0.97)	(0.12)	—	(0.12)
February 26, 2021 (f) through June 30, 2021	15.00	0.05	0.95	1.00	(0.02)	—	(0.02)
Class R6
Year Ended June 30, 2024	15.77	0.19	1.79	1.98	(0.19)	—	(0.19)
Year Ended June 30, 2023	14.90	0.18	1.70	1.88	(0.19)	(0.82)	(1.01)
Year Ended June 30, 2022	15.99	0.18	(1.13)	(0.95)	(0.14)	—	(0.14)
February 26, 2021 (f) through June 30, 2021	15.00	0.05	0.96	1.01	(0.02)	—	(0.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$17.53	12.12%	$251,397	0.84%	0.67%	0.85%	42%
15.74	12.79	269,965	0.85	0.76	0.86	35
14.87	(6.49)	295,220	0.85	0.57	0.88	39
15.97	6.54	52,880	0.85 (g)	0.57 (g)	0.92 (g)	6

17.48	11.55	227,555	1.34	0.17	1.35	42
15.70	12.21	234,378	1.35	0.25	1.36	35
14.84	(6.90)	241,375	1.35	0.07	1.38	39
15.95	6.36	57,423	1.35 (g)	0.05 (g)	1.43 (g)	6

17.55	12.40	3,858,374	0.59	0.93	0.59	42
15.76	13.06	3,631,690	0.60	1.00	0.61	35
14.89	(6.22)	4,110,283	0.60	0.81	0.62	39
15.98	6.63	1,018,781	0.60 (g)	0.80 (g)	0.70 (g)	6

17.55	12.56	878	0.45	1.07	0.49	42
15.76	13.24	820	0.45	1.16	0.46	35
14.89	(6.10)	636	0.45	0.92	0.47	39
15.98	6.66	536	0.45 (g)	0.99 (g)	0.88 (g)	6

17.56	12.67	414,336	0.34	1.19	0.34	42
15.77	13.34	476,641	0.35	1.20	0.36	35
14.90	(6.01)	975,953	0.35	1.12	0.38	39
15.99	6.75	262,248	0.35 (g)	1.04 (g)	0.43 (g)	6
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	117

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Hedged Equity 3 Fund
Class A
Year Ended June 30, 2024	$15.63	$0.11	$2.64	$2.75	$(0.11)	$—	$(0.11)
Year Ended June 30, 2023	14.34	0.11	1.45	1.56	(0.12)	(0.15)	(0.27)
Year Ended June 30, 2022	15.96	0.09	(1.65)	(1.56)	(0.06)	—	(0.06)
February 26, 2021 (f) through June 30, 2021	15.00	0.03	0.95	0.98	(0.02)	—	(0.02)
Class C
Year Ended June 30, 2024	15.59	0.03	2.63	2.66	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.30	0.04	1.44	1.48	(0.04)	(0.15)	(0.19)
Year Ended June 30, 2022	15.95	0.01	(1.65)	(1.64)	(0.01)	—	(0.01)
February 26, 2021 (f) through June 30, 2021	15.00	— (h)	0.96	0.96	(0.01)	—	(0.01)
Class I
Year Ended June 30, 2024	15.65	0.15	2.65	2.80	(0.15)	—	(0.15)
Year Ended June 30, 2023	14.36	0.15	1.44	1.59	(0.15)	(0.15)	(0.30)
Year Ended June 30, 2022	15.98	0.13	(1.65)	(1.52)	(0.10)	—	(0.10)
February 26, 2021 (f) through June 30, 2021	15.00	0.04	0.96	1.00	(0.02)	—	(0.02)
Class R5
Year Ended June 30, 2024	15.67	0.17	2.65	2.82	(0.17)	—	(0.17)
Year Ended June 30, 2023	14.37	0.16	1.46	1.62	(0.17)	(0.15)	(0.32)
Year Ended June 30, 2022	15.98	0.17	(1.66)	(1.49)	(0.12)	—	(0.12)
February 26, 2021 (f) through June 30, 2021	15.00	0.05	0.95	1.00	(0.02)	—	(0.02)
Class R6
Year Ended June 30, 2024	15.67	0.20	2.64	2.84	(0.19)	—	(0.19)
Year Ended June 30, 2023	14.37	0.18	1.46	1.64	(0.19)	(0.15)	(0.34)
Year Ended June 30, 2022	15.98	0.17	(1.65)	(1.48)	(0.13)	—	(0.13)
February 26, 2021 (f) through June 30, 2021	15.00	0.06	0.94	1.00	(0.02)	—	(0.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$18.27	17.64%	$138,956	0.84%	0.65%	0.85%	56%
15.63	10.99	119,334	0.85	0.75	0.87	48
14.34	(9.78)	110,840	0.85	0.57	0.89	29
15.96	6.50	21,446	0.85 (g)	0.60 (g)	1.00 (g)	7

18.22	17.09	120,718	1.34	0.15	1.35	56
15.59	10.46	104,736	1.35	0.25	1.36	48
14.30	(10.28)	97,285	1.35	0.07	1.39	29
15.95	6.37	19,229	1.35 (g)	0.09 (g)	1.51 (g)	7

18.30	17.97	2,281,551	0.59	0.91	0.60	56
15.65	11.24	1,923,674	0.60	1.00	0.61	48
14.36	(9.58)	2,257,577	0.60	0.82	0.63	29
15.98	6.64	524,074	0.60 (g)	0.81 (g)	0.80 (g)	7

18.32	18.10	24	0.45	1.04	1.59	56
15.67	11.44	26	0.45	1.13	0.46	48
14.37	(9.41)	128	0.45	1.09	0.50	29
15.98	6.64	21	0.45 (g)	0.96 (g)	3.22 (g)	7

18.32	18.23	365,597	0.34	1.18	0.34	56
15.67	11.59	185,746	0.35	1.21	0.36	48
14.37	(9.33)	385,463	0.35	1.03	0.38	29
15.98	6.68	1,796	0.35 (g)	1.10 (g)	0.64 (g)	7
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	119

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Growth Fund
Class A
Year Ended June 30, 2024	$53.66	$(0.14)(d)	$19.08	$18.94	$—	$—	$—
Year Ended June 30, 2023	44.12	0.11	10.83	10.94	(0.05)	(1.35)	(1.40)
Year Ended June 30, 2022	64.22	(0.12)	(10.74)	(10.86)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.04	(0.27)	19.59	19.32	—	(3.14)	(3.14)
Year Ended June 30, 2020	41.87	(0.01)	11.39	11.38	—	(5.21)	(5.21)
Class C
Year Ended June 30, 2024	35.42	(0.29)(d)	12.55	12.26	—	—	—
Year Ended June 30, 2023	29.67	(0.08)	7.18	7.10	—	(1.35)	(1.35)
Year Ended June 30, 2022	46.21	(0.29)	(7.01)	(7.30)	—	(9.24)	(9.24)
Year Ended June 30, 2021	35.43	(0.41)	14.33	13.92	—	(3.14)	(3.14)
Year Ended June 30, 2020	32.33	(0.17)	8.48	8.31	—	(5.21)	(5.21)
Class I
Year Ended June 30, 2024	55.14	0.01	19.62	19.63	(0.07)	—	(0.07)
Year Ended June 30, 2023	45.32	0.22	11.13	11.35	(0.18)	(1.35)	(1.53)
Year Ended June 30, 2022	65.59	0.03	(11.06)	(11.03)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.91	(0.12)	19.97	19.85	(0.03)	(3.14)	(3.17)
Year Ended June 30, 2020	42.46	0.09	11.59	11.68	(0.02)	(5.21)	(5.23)
Class R2
Year Ended June 30, 2024	50.29	(0.27)(d)	17.86	17.59	—	—	—
Year Ended June 30, 2023	41.49	(0.01)	10.16	10.15	—	(1.35)	(1.35)
Year Ended June 30, 2022	61.05	(0.26)	(10.06)	(10.32)	—	(9.24)	(9.24)
Year Ended June 30, 2021	45.90	(0.39)	18.68	18.29	—	(3.14)	(3.14)
Year Ended June 30, 2020	40.32	(0.11)	10.90	10.79	—	(5.21)	(5.21)
Class R3
Year Ended June 30, 2024	54.04	(0.16)(d)	19.23	19.07	(0.03)	—	(0.03)
Year Ended June 30, 2023	44.45	0.10	10.91	11.01	(0.07)	(1.35)	(1.42)
Year Ended June 30, 2022	64.64	(0.12)	(10.83)	(10.95)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.34	(0.27)	19.72	19.45	(0.01)	(3.14)	(3.15)
Year Ended June 30, 2020	42.10	(0.01)	11.46	11.45	—	(5.21)	(5.21)
Class R4
Year Ended June 30, 2024	55.02	0.01	19.58	19.59	(0.09)	—	(0.09)
Year Ended June 30, 2023	45.23	0.19	11.13	11.32	(0.18)	(1.35)	(1.53)
Year Ended June 30, 2022	65.47	0.02	(11.02)	(11.00)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.84	(0.12)	19.94	19.82	(0.05)	(3.14)	(3.19)
Year Ended June 30, 2020	42.45	0.08	11.58	11.66	(0.06)	(5.21)	(5.27)
Class R5
Year Ended June 30, 2024	57.16	0.11	20.34	20.45	(0.14)	—	(0.14)
Year Ended June 30, 2023	46.91	0.30	11.53	11.83	(0.23)	(1.35)	(1.58)
Year Ended June 30, 2022	67.49	0.12	(11.46)	(11.34)	—	(9.24)	(9.24)
Year Ended June 30, 2021	50.20	(0.04)	20.52	20.48	(0.05)	(3.14)	(3.19)
Year Ended June 30, 2020	43.44	0.16	11.88	12.04	(0.07)	(5.21)	(5.28)
Class R6
Year Ended June 30, 2024	57.91	0.18	20.61	20.79	(0.20)	—	(0.20)
Year Ended June 30, 2023	47.51	0.35	11.69	12.04	(0.29)	(1.35)	(1.64)
Year Ended June 30, 2022	68.18	0.19	(11.62)	(11.43)	—	(9.24)	(9.24)
Year Ended June 30, 2021	50.66	0.03	20.71	20.74	(0.08)	(3.14)	(3.22)
Year Ended June 30, 2020	43.78	0.21	11.99	12.20	(0.11)	(5.21)	(5.32)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$72.60	35.30%	$6,722,152	0.94%	(0.23)%(d)	0.99%	32%
53.66	25.34	4,742,066	0.93	0.23	1.01	42
44.12	(20.68)	3,734,120	0.94	(0.20)	1.01	50
64.22	41.00	4,970,767	0.93	(0.46)	1.02	58
48.04	30.09	3,280,463	0.94	(0.03)	1.04	47

47.68	34.61	900,693	1.44	(0.73)(d)	1.49	32
35.42	24.71	636,054	1.43	(0.26)	1.51	42
29.67	(21.07)	556,002	1.44	(0.71)	1.51	50
46.21	40.32	780,132	1.43	(0.96)	1.51	58
35.43	29.42	701,820	1.44	(0.53)	1.54	47

74.70	35.64	22,747,050	0.69	0.02	0.74	32
55.14	25.66	15,667,641	0.68	0.46	0.76	42
45.32	(20.49)	9,509,669	0.69	0.05	0.76	50
65.59	41.37	10,983,173	0.68	(0.21)	0.76	58
48.91	30.40	7,058,308	0.69	0.22	0.78	47

67.88	34.98	235,641	1.19	(0.48)(d)	1.25	32
50.29	25.02	128,368	1.18	(0.03)	1.27	42
41.49	(20.88)	90,916	1.19	(0.46)	1.26	50
61.05	40.65	129,541	1.18	(0.71)	1.26	58
45.90	29.76	118,628	1.19	(0.27)	1.29	47

73.08	35.31	723,139	0.94	(0.26)(d)	0.99	32
54.04	25.33	359,223	0.93	0.21	1.01	42
44.45	(20.68)	205,831	0.94	(0.21)	1.01	50
64.64	41.01	264,318	0.93	(0.45)	1.01	58
48.34	30.09	90,107	0.94	(0.02)	1.03	47

74.52	35.64	699,826	0.69	0.02	0.74	32
55.02	25.65	486,413	0.68	0.40	0.76	42
45.23	(20.48)	137,633	0.69	0.03	0.76	50
65.47	41.37	204,814	0.68	(0.20)	0.76	58
48.84	30.40	64,792	0.69	0.19	0.78	47

77.47	35.84	992,330	0.54	0.18	0.59	32
57.16	25.85	957,188	0.53	0.61	0.61	42
46.91	(20.37)	629,918	0.54	0.19	0.61	50
67.49	41.57	956,386	0.53	(0.06)	0.61	58
50.20	30.59	781,380	0.54	0.38	0.63	47

78.50	35.98	61,059,217	0.44	0.27	0.49	32
57.91	25.98	37,609,592	0.43	0.68	0.51	42
47.51	(20.29)	16,482,609	0.44	0.30	0.51	50
68.18	41.70	19,127,249	0.43	0.04	0.51	58
50.66	30.75	11,169,668	0.44	0.47	0.53	47
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	121

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Value Fund
Class A
Year Ended June 30, 2024	$18.93	$0.28	$2.13	$2.41	$(0.27)	$(0.71)	$(0.98)
Year Ended June 30, 2023	17.90	0.24	1.82	2.06	(0.24)	(0.79)	(1.03)
Year Ended June 30, 2022	20.48	0.19	(1.21)	(1.02)	(0.18)	(1.38)	(1.56)
Year Ended June 30, 2021	12.72	0.11	7.73	7.84	(0.08)	—	(0.08)
Year Ended June 30, 2020	14.11	0.18	(1.40)	(1.22)	(0.17)	—	(0.17)
Class C
Year Ended June 30, 2024	17.93	0.17	2.01	2.18	(0.17)	(0.71)	(0.88)
Year Ended June 30, 2023	17.01	0.14	1.72	1.86	(0.15)	(0.79)	(0.94)
Year Ended June 30, 2022	19.55	0.09	(1.16)	(1.07)	(0.09)	(1.38)	(1.47)
Year Ended June 30, 2021	12.17	0.02	7.39	7.41	(0.03)	—	(0.03)
Year Ended June 30, 2020	13.49	0.11	(1.32)	(1.21)	(0.11)	—	(0.11)
Class I
Year Ended June 30, 2024	18.51	0.32	2.08	2.40	(0.31)	(0.71)	(1.02)
Year Ended June 30, 2023	17.53	0.28	1.77	2.05	(0.28)	(0.79)	(1.07)
Year Ended June 30, 2022	20.10	0.23	(1.19)	(0.96)	(0.23)	(1.38)	(1.61)
Year Ended June 30, 2021	12.49	0.15	7.59	7.74	(0.13)	—	(0.13)
Year Ended June 30, 2020	13.85	0.21	(1.36)	(1.15)	(0.21)	—	(0.21)
Class R2
Year Ended June 30, 2024	18.73	0.23	2.10	2.33	(0.22)	(0.71)	(0.93)
Year Ended June 30, 2023	17.72	0.19	1.80	1.99	(0.19)	(0.79)	(0.98)
Year Ended June 30, 2022	20.30	0.14	(1.21)	(1.07)	(0.13)	(1.38)	(1.51)
Year Ended June 30, 2021	12.61	0.06	7.67	7.73	(0.04)	—	(0.04)
Year Ended June 30, 2020	13.98	0.15	(1.38)	(1.23)	(0.14)	—	(0.14)
Class R3
Year Ended June 30, 2024	18.47	0.27	2.08	2.35	(0.27)	(0.71)	(0.98)
Year Ended June 30, 2023	17.49	0.24	1.77	2.01	(0.24)	(0.79)	(1.03)
Year Ended June 30, 2022	20.09	0.20	(1.21)	(1.01)	(0.21)	(1.38)	(1.59)
Year Ended June 30, 2021	12.48	0.10	7.59	7.69	(0.08)	—	(0.08)
Year Ended June 30, 2020	13.84	0.18	(1.36)	(1.18)	(0.18)	—	(0.18)
Class R4
Year Ended June 30, 2024	18.94	0.33	2.13	2.46	(0.31)	(0.71)	(1.02)
Year Ended June 30, 2023	17.92	0.30	1.80	2.10	(0.29)	(0.79)	(1.08)
Year Ended June 30, 2022	20.50	0.26	(1.23)	(0.97)	(0.23)	(1.38)	(1.61)
Year Ended June 30, 2021	12.73	0.12	7.77	7.89	(0.12)	—	(0.12)
Year Ended June 30, 2020	14.11	0.22	(1.39)	(1.17)	(0.21)	—	(0.21)
Class R5
Year Ended June 30, 2024	18.75	0.35	2.12	2.47	(0.34)	(0.71)	(1.05)
Year Ended June 30, 2023	17.75	0.31	1.79	2.10	(0.31)	(0.79)	(1.10)
Year Ended June 30, 2022	20.32	0.26	(1.20)	(0.94)	(0.25)	(1.38)	(1.63)
Year Ended June 30, 2021	12.62	0.17	7.68	7.85	(0.15)	—	(0.15)
Year Ended June 30, 2020	14.00	0.24	(1.39)	(1.15)	(0.23)	—	(0.23)
Class R6
Year Ended June 30, 2024	18.60	0.37	2.09	2.46	(0.36)	(0.71)	(1.07)
Year Ended June 30, 2023	17.61	0.33	1.78	2.11	(0.33)	(0.79)	(1.12)
Year Ended June 30, 2022	20.18	0.28	(1.20)	(0.92)	(0.27)	(1.38)	(1.65)
Year Ended June 30, 2021	12.53	0.19	7.63	7.82	(0.17)	—	(0.17)
Year Ended June 30, 2020	13.90	0.25	(1.37)	(1.12)	(0.25)	—	(0.25)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$20.36	13.14%	$297,404	0.93%	1.44%	1.01%	167%
18.93	11.63	289,456	0.93	1.31	1.01	143
17.90	(5.22)	235,054	0.93	0.97	1.01	121
20.48	61.86	218,302	0.93	0.62	1.04	93
12.72	(8.66)	119,402	0.93	1.33	1.04	177

19.23	12.59	81,229	1.44	0.93	1.50	167
17.93	11.05	91,445	1.44	0.80	1.50	143
17.01	(5.70)	79,663	1.44	0.48	1.51	121
19.55	60.96	62,488	1.43	0.11	1.50	93
12.17	(9.04)	33,769	1.44	0.81	1.52	177

19.89	13.45	1,835,424	0.69	1.69	0.76	167
18.51	11.87	1,297,201	0.69	1.54	0.76	143
17.53	(5.04)	1,275,387	0.69	1.20	0.77	121
20.10	62.22	1,418,653	0.69	0.84	0.76	93
12.49	(8.35)	262,414	0.69	1.57	0.76	177

20.13	12.83	14,580	1.19	1.19	1.27	167
18.73	11.35	13,722	1.19	1.05	1.27	143
17.72	(5.50)	12,323	1.19	0.71	1.27	121
20.30	61.40	11,175	1.18	0.38	1.27	93
12.61	(8.83)	17,777	1.19	1.09	1.28	177

19.84	13.15	13,462	0.94	1.44	1.01	167
18.47	11.65	10,744	0.94	1.34	1.00	143
17.49	(5.26)	6,010	0.94	1.06	1.01	121
20.09	61.83	16	0.94	0.63	1.04	93
12.48	(8.59)	18	0.94	1.36	2.24	177

20.38	13.45	2,117	0.69	1.68	0.80	167
18.94	11.85	1,242	0.69	1.59	0.76	143
17.92	(4.95)	495	0.69	1.32	0.77	121
20.50	62.16	135	0.69	0.87	0.76	93
12.73	(8.34)	11,823	0.69	1.60	0.76	177

20.17	13.65	35,836	0.54	1.84	0.61	167
18.75	12.01	29,958	0.54	1.71	0.61	143
17.75	(4.84)	23,073	0.54	1.34	0.61	121
20.32	62.47	24,668	0.54	1.02	0.61	93
12.62	(8.26)	18,535	0.54	1.72	0.62	177

19.99	13.71	1,960,039	0.44	1.94	0.50	167
18.60	12.16	1,733,785	0.44	1.79	0.50	143
17.61	(4.78)	1,564,013	0.44	1.42	0.50	121
20.18	62.68	2,606,033	0.44	1.10	0.50	93
12.53	(8.14)	796,259	0.44	1.86	0.51	177
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	123

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Applied Data Science Value Fund
Class A
Year Ended June 30, 2024	$27.61	$0.45	$3.65	$4.10	$(0.47)	$(1.56)	$(2.03)
Year Ended June 30, 2023	26.56	0.46	2.32	2.78	(0.47)	(1.26)	(1.73)
Year Ended June 30, 2022	36.38	0.45	(1.10)	(0.65)	(0.42)	(8.75)	(9.17)
Year Ended June 30, 2021	25.83	0.42	11.10	11.52	(0.64)	(0.33)	(0.97)
Year Ended June 30, 2020	31.42	0.55 (d)	(3.38)	(2.83)	(0.63)	(2.13)	(2.76)
Class C
Year Ended June 30, 2024	26.93	0.30	3.54	3.84	(0.31)	(1.56)	(1.87)
Year Ended June 30, 2023	25.93	0.31	2.28	2.59	(0.33)	(1.26)	(1.59)
Year Ended June 30, 2022	35.72	0.27	(1.04)	(0.77)	(0.27)	(8.75)	(9.02)
Year Ended June 30, 2021	25.36	0.28	10.90	11.18	(0.49)	(0.33)	(0.82)
Year Ended June 30, 2020	30.90	0.40 (d)	(3.33)	(2.93)	(0.48)	(2.13)	(2.61)
Class I
Year Ended June 30, 2024	27.97	0.53	3.69	4.22	(0.53)	(1.56)	(2.09)
Year Ended June 30, 2023	26.89	0.53	2.35	2.88	(0.54)	(1.26)	(1.80)
Year Ended June 30, 2022	36.72	0.53	(1.11)	(0.58)	(0.50)	(8.75)	(9.25)
Year Ended June 30, 2021	25.79	0.50	11.48	11.98	(0.72)	(0.33)	(1.05)
Year Ended June 30, 2020	31.62	0.62 (d)	(3.66)	(3.04)	(0.66)	(2.13)	(2.79)
Class R2
Year Ended June 30, 2024	27.19	0.34	3.58	3.92	(0.36)	(1.56)	(1.92)
Year Ended June 30, 2023	26.18	0.36	2.29	2.65	(0.38)	(1.26)	(1.64)
Year Ended June 30, 2022	35.99	0.33	(1.07)	(0.74)	(0.32)	(8.75)	(9.07)
Year Ended June 30, 2021	25.55	0.33	11.01	11.34	(0.57)	(0.33)	(0.90)
Year Ended June 30, 2020	31.12	0.47 (d)	(3.35)	(2.88)	(0.56)	(2.13)	(2.69)
Class R5
Year Ended June 30, 2024	28.04	0.54	3.71	4.25	(0.55)	(1.56)	(2.11)
Year Ended June 30, 2023	26.95	0.55	2.35	2.90	(0.55)	(1.26)	(1.81)
Year Ended June 30, 2022	36.78	0.55	(1.11)	(0.56)	(0.52)	(8.75)	(9.27)
Year Ended June 30, 2021	25.66	0.59	11.63	12.22	(0.77)	(0.33)	(1.10)
Year Ended June 30, 2020	31.73	0.67 (d)	(3.87)	(3.20)	(0.74)	(2.13)	(2.87)
Class R6
Year Ended June 30, 2024	28.04	0.57	3.71	4.28	(0.58)	(1.56)	(2.14)
Year Ended June 30, 2023	26.95	0.58	2.35	2.93	(0.58)	(1.26)	(1.84)
Year Ended June 30, 2022	36.78	0.58	(1.11)	(0.53)	(0.55)	(8.75)	(9.30)
Year Ended June 30, 2021	26.06	0.57	11.28	11.85	(0.80)	(0.33)	(1.13)
Year Ended June 30, 2020	31.74	0.70 (d)	(3.47)	(2.77)	(0.78)	(2.13)	(2.91)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Reflects special dividends paid out during the year by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income
(loss) per share would have been $0.46, $0.30, $0.53, $0.38, $0.57 and $0.60 for Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares, respectively, and the net investment income (loss) ratio would have been 1.56%, 1.05%, 1.70%, 1.30%, 1.85% and 2.04% for Class A, Class C, Class I, Class R2, Class R5 and Class R6
Shares, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$29.68	15.53%	$40,768	0.73%	1.59%	1.01%	22%
27.61	10.70	47,209	0.73	1.69	0.99	17
26.56	(4.07)	49,916	0.73	1.37	0.97	55
36.38	45.65	61,187	0.83	1.37	0.99	72
25.83	(9.96)	49,876	0.83	1.88 (d)	0.95	79

28.90	14.93	2,454	1.23	1.10	1.56	22
26.93	10.14	3,991	1.23	1.19	1.50	17
25.93	(4.54)	7,147	1.23	0.85	1.48	55
35.72	45.02	11,211	1.33	0.91	1.50	72
25.36	(10.46)	11,038	1.33	1.37 (d)	1.46	79

30.10	15.81	81,291	0.49	1.83	0.76	22
27.97	10.95	83,385	0.49	1.93	0.74	17
26.89	(3.84)	94,291	0.49	1.60	0.72	55
36.72	47.54	127,530	0.59	1.62	0.74	72
25.79	(10.69)	113,316	0.59	2.01 (d)	0.68	79

29.19	15.10	2,541	1.09	1.24	1.33	22
27.19	10.29	2,505	1.09	1.33	1.31	17
26.18	(4.41)	2,651	1.09	1.02	1.36	55
35.99	45.36	3,000	1.09	1.08	1.34	72
25.55	(10.24)	2,664	1.09	1.62 (d)	1.30	79

30.18	15.87	4,292	0.44	1.88	0.63	22
28.04	11.02	3,806	0.44	1.98	0.59	17
26.95	(3.79)	3,610	0.44	1.66	0.57	55
36.78	48.74	4,053	0.44	1.91	0.59	72
25.66	(11.16)	4,269	0.44	2.16 (d)	0.55	79

30.18	15.98	38,044	0.34	1.98	0.51	22
28.04	11.13	36,683	0.34	2.09	0.49	17
26.95	(3.70)	38,883	0.34	1.78	0.47	55
36.78	46.60	69,298	0.34	1.82	0.49	72
26.06	(9.68)	74,603	0.34	2.37 (d)	0.44	79
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	125

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Equity Fund
Class A
Year Ended June 30, 2024	$19.75	$0.11	$4.93	$5.04	$(0.10)	$(0.23)	$(0.33)
Year Ended June 30, 2023	17.48	0.14	2.94	3.08	(0.14)	(0.67)	(0.81)
Year Ended June 30, 2022	21.51	0.08	(1.81)	(1.73)	(0.07)	(2.23)	(2.30)
Year Ended June 30, 2021	16.22	0.09	6.39	6.48	(0.08)	(1.11)	(1.19)
Year Ended June 30, 2020	15.86	0.11	1.82	1.93	(0.11)	(1.46)	(1.57)
Class C
Year Ended June 30, 2024	18.76	— (d)	4.68	4.68	(0.03)	(0.23)	(0.26)
Year Ended June 30, 2023	16.65	0.05	2.79	2.84	(0.06)	(0.67)	(0.73)
Year Ended June 30, 2022	20.61	(0.03)	(1.69)	(1.72)	(0.01)	(2.23)	(2.24)
Year Ended June 30, 2021	15.60	(0.01)	6.14	6.13	(0.01)	(1.11)	(1.12)
Year Ended June 30, 2020	15.31	0.03	1.75	1.78	(0.03)	(1.46)	(1.49)
Class I
Year Ended June 30, 2024	19.83	0.16	4.97	5.13	(0.16)	(0.23)	(0.39)
Year Ended June 30, 2023	17.56	0.19	2.94	3.13	(0.19)	(0.67)	(0.86)
Year Ended June 30, 2022	21.59	0.13	(1.81)	(1.68)	(0.12)	(2.23)	(2.35)
Year Ended June 30, 2021	16.27	0.13	6.43	6.56	(0.13)	(1.11)	(1.24)
Year Ended June 30, 2020	15.91	0.15	1.82	1.97	(0.15)	(1.46)	(1.61)
Class L
Year Ended June 30, 2024	19.88	0.20	4.97	5.17	(0.19)	(0.23)	(0.42)
Year Ended June 30, 2023	17.60	0.22	2.94	3.16	(0.21)	(0.67)	(0.88)
Year Ended June 30, 2022	21.63	0.16	(1.81)	(1.65)	(0.15)	(2.23)	(2.38)
Year Ended June 30, 2021	16.30	0.16	6.44	6.60	(0.16)	(1.11)	(1.27)
Year Ended June 30, 2020	15.93	0.17	1.83	2.00	(0.17)	(1.46)	(1.63)
Class R2
Year Ended June 30, 2024	19.48	0.06	4.85	4.91	(0.05)	(0.23)	(0.28)
Year Ended June 30, 2023	17.25	0.10	2.90	3.00	(0.10)	(0.67)	(0.77)
Year Ended June 30, 2022	21.26	0.02	(1.78)	(1.76)	(0.02)	(2.23)	(2.25)
Year Ended June 30, 2021	16.04	0.04	6.33	6.37	(0.04)	(1.11)	(1.15)
Year Ended June 30, 2020	15.70	0.07	1.80	1.87	(0.07)	(1.46)	(1.53)
Class R3
Year Ended June 30, 2024	19.65	0.11	4.90	5.01	(0.10)	(0.23)	(0.33)
Year Ended June 30, 2023	17.40	0.14	2.92	3.06	(0.14)	(0.67)	(0.81)
Year Ended June 30, 2022	21.42	0.08	(1.80)	(1.72)	(0.07)	(2.23)	(2.30)
Year Ended June 30, 2021	16.15	0.09	6.38	6.47	(0.09)	(1.11)	(1.20)
Year Ended June 30, 2020	15.80	0.11	1.81	1.92	(0.11)	(1.46)	(1.57)
Class R4
Year Ended June 30, 2024	19.80	0.16	4.95	5.11	(0.16)	(0.23)	(0.39)
Year Ended June 30, 2023	17.52	0.19	2.94	3.13	(0.18)	(0.67)	(0.85)
Year Ended June 30, 2022	21.55	0.13	(1.81)	(1.68)	(0.12)	(2.23)	(2.35)
Year Ended June 30, 2021	16.25	0.13	6.41	6.54	(0.13)	(1.11)	(1.24)
Year Ended June 30, 2020	15.89	0.15	1.82	1.97	(0.15)	(1.46)	(1.61)
Class R5
Year Ended June 30, 2024	19.89	0.20	4.97	5.17	(0.19)	(0.23)	(0.42)
Year Ended June 30, 2023	17.60	0.22	2.95	3.17	(0.21)	(0.67)	(0.88)
Year Ended June 30, 2022	21.64	0.16	(1.82)	(1.66)	(0.15)	(2.23)	(2.38)
Year Ended June 30, 2021	16.31	0.16	6.44	6.60	(0.16)	(1.11)	(1.27)
Year Ended June 30, 2020	15.94	0.17	1.83	2.00	(0.17)	(1.46)	(1.63)
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$24.46	25.84%	$2,588,595	0.94%	0.51%	0.97%	53%
19.75	18.17	1,925,367	0.94	0.79	0.98	47
17.48	(10.04)	1,577,771	0.94	0.37	0.98	53
21.51	41.18	1,642,046	0.94	0.46	0.98	60
16.22	12.59	1,869,111	0.94	0.70	0.99	84

23.18	25.17	479,929	1.44	0.02	1.47	53
18.76	17.54	398,762	1.44	0.29	1.48	47
16.65	(10.44)	351,674	1.44	(0.13)	1.48	53
20.61	40.52	367,940	1.44	(0.05)	1.47	60
15.60	12.01	274,741	1.44	0.19	1.49	84

24.57	26.19	5,174,279	0.69	0.76	0.72	53
19.83	18.39	3,250,488	0.69	1.03	0.73	47
17.56	(9.78)	1,863,855	0.69	0.63	0.73	53
21.59	41.64	1,731,572	0.69	0.69	0.72	60
16.27	12.82	1,038,998	0.69	0.94	0.73	84

24.63	26.35	2,919,844	0.54	0.91	0.57	53
19.88	18.57	2,149,699	0.54	1.18	0.58	47
17.60	(9.63)	1,578,191	0.54	0.76	0.57	53
21.63	41.81	1,907,620	0.54	0.83	0.58	60
16.30	13.03	1,309,531	0.55	1.08	0.59	84

24.11	25.50	304,643	1.19	0.27	1.22	53
19.48	17.89	255,815	1.19	0.54	1.23	47
17.25	(10.28)	219,960	1.19	0.11	1.23	53
21.26	40.92	269,266	1.19	0.20	1.22	60
16.04	12.29	216,689	1.19	0.44	1.23	84

24.33	25.82	248,284	0.94	0.52	0.97	53
19.65	18.14	191,128	0.94	0.79	0.98	47
17.40	(10.04)	157,177	0.94	0.37	0.97	53
21.42	41.30	174,770	0.94	0.44	0.97	60
16.15	12.57	117,991	0.94	0.70	0.98	84

24.52	26.13	100,044	0.69	0.76	0.72	53
19.80	18.48	67,141	0.69	1.04	0.72	47
17.52	(9.80)	55,292	0.69	0.63	0.72	53
21.55	41.58	45,443	0.69	0.69	0.72	60
16.25	12.84	21,651	0.69	0.95	0.73	84

24.64	26.34	1,289,344	0.54	0.92	0.57	53
19.89	18.62	1,093,256	0.54	1.19	0.57	47
17.60	(9.68)	911,961	0.54	0.76	0.57	53
21.64	41.79	1,089,931	0.54	0.84	0.57	60
16.31	13.04	817,671	0.54	1.09	0.58	84
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	127

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Equity Fund (continued)
Class R6
Year Ended June 30, 2024	$19.95	$0.22	$4.98	$5.20	$(0.21)	$(0.23)	$(0.44)
Year Ended June 30, 2023	17.65	0.24	2.96	3.20	(0.23)	(0.67)	(0.90)
Year Ended June 30, 2022	21.69	0.19	(1.82)	(1.63)	(0.18)	(2.23)	(2.41)
Year Ended June 30, 2021	16.34	0.18	6.46	6.64	(0.18)	(1.11)	(1.29)
Year Ended June 30, 2020	15.97	0.19	1.83	2.02	(0.19)	(1.46)	(1.65)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$24.71	26.43%	$16,708,451	0.44%	1.02%	0.47%	53%
19.95	18.75	13,841,409	0.44	1.28	0.47	47
17.65	(9.56)	11,891,028	0.44	0.87	0.47	53
21.69	41.98	12,615,063	0.44	0.95	0.47	60
16.34	13.13	9,272,379	0.44	1.20	0.48	84
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	129

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. GARP Equity Fund
Class A
Year Ended June 30, 2024	$60.47	$(0.03)(d)	$21.23	$21.20	$(0.07)	$(0.41)	$(0.48)
Year Ended June 30, 2023	49.61	0.09	12.73	12.82	(0.02)	(1.94)	(1.96)
Year Ended June 30, 2022	73.40	(0.02)	(8.99)	(9.01)	—	(14.78)	(14.78)
Year Ended June 30, 2021	57.64	(0.01)	21.89	21.88	(0.52)	(5.60)	(6.12)
Year Ended June 30, 2020	56.61	0.63 (e)	7.41	8.04	(0.34)	(6.67)	(7.01)
Class C
Year Ended June 30, 2024	57.93	(0.35)(d)	20.28	19.93	—	(0.41)	(0.41)
Year Ended June 30, 2023	47.82	(0.16)	12.21	12.05	—	(1.94)	(1.94)
Year Ended June 30, 2022	71.55	(0.35)	(8.60)	(8.95)	—	(14.78)	(14.78)
Year Ended June 30, 2021	56.26	(0.32)	21.36	21.04	(0.15)	(5.60)	(5.75)
Year Ended June 30, 2020	55.45	0.35 (e)	7.22	7.57	(0.09)	(6.67)	(6.76)
Class I
Year Ended June 30, 2024	62.29	0.15	21.87	22.02	(0.21)	(0.41)	(0.62)
Year Ended June 30, 2023	51.05	0.23	13.10	13.33	(0.15)	(1.94)	(2.09)
Year Ended June 30, 2022	75.08	0.15	(9.28)	(9.13)	(0.12)	(14.78)	(14.90)
Year Ended June 30, 2021	58.80	0.16	22.37	22.53	(0.65)	(5.60)	(6.25)
Year Ended June 30, 2020	57.60	0.79 (e)	7.54	8.33	(0.46)	(6.67)	(7.13)
Class R2
Year Ended June 30, 2024	57.87	(0.19)(d)	20.29	20.10	—	(0.41)	(0.41)
Year Ended June 30, 2023	47.65	(0.04)	12.20	12.16	—	(1.94)	(1.94)
Year Ended June 30, 2022	71.18	(0.18)	(8.57)	(8.75)	—	(14.78)	(14.78)
Year Ended June 30, 2021	56.08	(0.17)	21.26	21.09	(0.39)	(5.60)	(5.99)
Year Ended June 30, 2020	55.27	0.48 (e)	7.22	7.70	(0.22)	(6.67)	(6.89)
Class R5
Year Ended June 30, 2024	60.95	0.25	21.39	21.64	(0.29)	(0.41)	(0.70)
Year Ended June 30, 2023	50.02	0.31	12.80	13.11	(0.24)	(1.94)	(2.18)
Year Ended June 30, 2022	73.80	0.24	(9.05)	(8.81)	(0.19)	(14.78)	(14.97)
Year Ended June 30, 2021	57.93	0.26	21.96	22.22	(0.75)	(5.60)	(6.35)
Year Ended June 30, 2020	56.82	0.86 (e)	7.47	8.33	(0.55)	(6.67)	(7.22)
Class R6
Year Ended June 30, 2024	60.94	0.31	21.40	21.71	(0.35)	(0.41)	(0.76)
Year Ended June 30, 2023	50.02	0.36	12.80	13.16	(0.30)	(1.94)	(2.24)
Year Ended June 30, 2022	73.81	0.31	(9.04)	(8.73)	(0.28)	(14.78)	(15.06)
Year Ended June 30, 2021	57.93	0.33	21.96	22.29	(0.81)	(5.60)	(6.41)
Year Ended June 30, 2020	56.81	0.91 (e)	7.49	8.40	(0.61)	(6.67)	(7.28)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(e)
Reflects special dividends paid out during the year by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income
(loss) per share would have been $0.27, $(0.01), $0.41, $0.13, $0.49 and $0.55 for Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares, respectively, and the net investment income (loss) ratio would have been 0.48%, (0.02)%, 0.73%, 0.23%, 0.88% and 0.99% for Class A, Class C, Class I, Class R2, Class R5 and
Class R6 Shares, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$81.19	35.26%	$169,418	0.84%	(0.04)%(d)	0.91%	46%
60.47	26.65	115,322	0.84	0.18	0.91	45
49.61	(17.46)	92,344	0.84	(0.03)	0.91	44
73.40	40.08	119,893	0.84	(0.01)	0.90	64
57.64	15.11	94,017	0.84	1.15 (e)	0.94	96

77.45	34.58	12,253	1.34	(0.54)(d)	1.42	46
57.93	26.00	11,852	1.34	(0.32)	1.41	45
47.82	(17.87)	19,522	1.34	(0.54)	1.41	44
71.55	39.44	30,159	1.34	(0.50)	1.40	64
56.26	14.50	31,216	1.34	0.65 (e)	1.42	96

83.69	35.61	178,092	0.59	0.21	0.65	46
62.29	26.95	101,495	0.59	0.43	0.66	45
51.05	(17.25)	86,649	0.59	0.21	0.65	44
75.08	40.46	164,959	0.59	0.25	0.65	64
58.80	15.38	141,497	0.59	1.40 (e)	0.67	96

77.56	34.91	49,552	1.09	(0.29)(d)	1.19	46
57.87	26.33	37,350	1.09	(0.07)	1.22	45
47.65	(17.66)	31,751	1.09	(0.29)	1.20	44
71.18	39.73	45,629	1.09	(0.26)	1.21	64
56.08	14.84	40,305	1.09	0.90 (e)	1.25	96

81.89	35.79	158,691	0.44	0.36	0.50	46
60.95	27.14	120,107	0.44	0.58	0.50	45
50.02	(17.12)	103,007	0.44	0.36	0.50	44
73.80	40.57	166,478	0.44	0.39	0.50	64
57.93	15.63	189,889	0.44	1.55 (e)	0.52	96

81.89	35.94	946,376	0.34	0.46	0.40	46
60.94	27.27	759,948	0.34	0.68	0.40	45
50.02	(17.03)	642,876	0.34	0.47	0.40	44
73.81	40.70	780,470	0.34	0.50	0.40	64
57.93	15.76	617,458	0.34	1.65 (e)	0.42	96
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	131

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Large Cap Core Plus Fund
Class A
Year Ended June 30, 2024	$16.89	$(0.01)(e)	$5.00	$4.99	$—	$(1.99)	$(1.99)
Year Ended June 30, 2023	18.03	(0.01)	3.71	3.70	—	(4.84)	(4.84)
Year Ended June 30, 2022	26.84	(0.08)	(1.95)	(2.03)	—	(6.78)	(6.78)
Year Ended June 30, 2021	24.58	(0.10)	9.21	9.11	(0.03)	(6.82)	(6.85)
Year Ended June 30, 2020	27.51	0.04	2.65	2.69	(0.03)	(5.59)	(5.62)
Class C
Year Ended June 30, 2024	13.64	(0.08)(e)	3.94	3.86	—	(1.99)	(1.99)
Year Ended June 30, 2023	15.48	(0.07)	3.07	3.00	—	(4.84)	(4.84)
Year Ended June 30, 2022	24.01	(0.17)	(1.58)	(1.75)	—	(6.78)	(6.78)
Year Ended June 30, 2021	22.67	(0.21)	8.37	8.16	—	(6.82)	(6.82)
Year Ended June 30, 2020	25.88	(0.08)	2.46	2.38	—	(5.59)	(5.59)
Class I
Year Ended June 30, 2024	17.73	0.03	5.28	5.31	(0.04)	(1.99)	(2.03)
Year Ended June 30, 2023	18.68	0.04	3.87	3.91	(0.02)	(4.84)	(4.86)
Year Ended June 30, 2022	27.53	(0.02)	(2.05)	(2.07)	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.04	(0.03)	9.41	9.38	(0.07)	(6.82)	(6.89)
Year Ended June 30, 2020	27.94	0.10	2.69	2.79	(0.10)	(5.59)	(5.69)
Class R2
Year Ended June 30, 2024	15.03	(0.08)(e)	4.39	4.31	—	(1.99)	(1.99)
Year Ended June 30, 2023	16.59	(0.07)	3.35	3.28	—	(4.84)	(4.84)
Year Ended June 30, 2022	25.27	(0.15)	(1.75)	(1.90)	—	(6.78)	(6.78)
Year Ended June 30, 2021	23.54	(0.18)	8.74	8.56	(0.01)	(6.82)	(6.83)
Year Ended June 30, 2020	26.62	(0.04)	2.55	2.51	—	(5.59)	(5.59)
Class R5
Year Ended June 30, 2024	18.00	0.02	5.36	5.38	(0.03)	(1.99)	(2.02)
Year Ended June 30, 2023	18.91	0.04	3.92	3.96	(0.03)	(4.84)	(4.87)
Year Ended June 30, 2022	27.78	—	(2.09)	(2.09)	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.20	(0.02)	9.49	9.47	(0.07)	(6.82)	(6.89)
Year Ended June 30, 2020	28.08	0.11	2.71	2.82	(0.11)	(5.59)	(5.70)
Class R6
Year Ended June 30, 2024	17.99	0.04	5.37	5.41	(0.05)	(1.99)	(2.04)
Year Ended June 30, 2023	18.90	0.05	3.93	3.98	(0.05)	(4.84)	(4.89)
Year Ended June 30, 2022	27.75	0.02	(2.09)	(2.07)	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.18	— (i)	9.47	9.47	(0.08)	(6.82)	(6.90)
Year Ended June 30, 2020	28.07	0.14	2.70	2.84	(0.14)	(5.59)	(5.73)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)

	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net expenses (excluding dividend and interest expense for securities sold short)
Class A	0.95%	1.01%	1.10%	1.10%	1.10%
Class C	1.44	1.51	1.60	1.59	1.60
Class I	0.69	0.76	0.85	0.85	0.85
Class R2	1.40	1.42	1.45	1.45	1.45
Class R5	0.75	0.77	0.80	0.80	0.80
Class R6	0.64	0.67	0.70	0.70	0.70
Expenses without waivers and reimbursements (excluding dividend and interest expense for securities sold short)
Class A	1.25	1.26	1.25	1.25	1.26
Class C	1.75	1.76	1.76	1.74	1.76
Class I	1.00	1.00	1.00	0.99	1.01
Class R2	1.52	1.52	1.51	1.50	1.52
Class R5	0.85	0.86	0.85	0.84	0.85
Class R6	0.74	0.75	0.75	0.74	0.75

(e)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(f)	Interest expense on securities sold short is 0.14%.
(g)	Interest expense on securities sold short is 0.62%.
(h)	Interest expense on securities sold short is 0.16%.
(i)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses (including dividend and interest expense for securities sold short)(c)(d)	Net investment income (loss)	Expenses without waivers and reimbursements (including dividend and interest expense for securities sold short)(d)	Portfolio turnover rate (excluding securities sold short)	Portfolio turnover rate (including securities sold short)

$19.89	32.19%	$319,841	1.71%(f)	(0.08)%(e)	2.01%	62%	109%
16.89	24.17	237,165	1.79 (f)	(0.04)	2.04	66	99
18.03	(12.89)	240,209	1.85 (g)	(0.33)	2.00	59	91
26.84	42.30	335,206	1.94 (h)	(0.39)	2.09	57	96
24.58	11.66	267,701	1.92	0.19	2.08	85	134

15.51	31.50	61,460	2.20 (f)	(0.57)(e)	2.51	62	109
13.64	23.54	31,189	2.29 (f)	(0.54)	2.54	66	99
15.48	(13.31)	28,297	2.35 (g)	(0.82)	2.51	59	91
24.01	41.55	36,784	2.43 (h)	(0.88)	2.58	57	96
22.67	11.11	59,105	2.42	(0.32)	2.58	85	134

21.01	32.52	1,480,079	1.45 (f)	0.18	1.76	62	109
17.73	24.50	837,722	1.54 (f)	0.21	1.78	66	99
18.68	(12.70)	970,509	1.60 (g)	(0.09)	1.75	59	91
27.53	42.65	1,702,566	1.69 (h)	(0.12)	1.83	57	96
25.04	11.93	2,189,079	1.67	0.40	1.83	85	134

17.35	31.58	7,541	2.16 (f)	(0.52)(e)	2.28	62	109
15.03	23.65	5,757	2.20 (f)	(0.45)	2.30	66	99
16.59	(13.23)	4,602	2.20 (g)	(0.67)	2.26	59	91
25.27	41.77	5,838	2.29 (h)	(0.74)	2.34	57	96
23.54	11.32	4,560	2.27	(0.13)	2.34	85	134

21.36	32.43	44,798	1.51 (f)	0.13	1.61	62	109
18.00	24.48	30,667	1.55 (f)	0.20	1.64	66	99
18.91	(12.65)	27,541	1.55 (g)	(0.02)	1.60	59	91
27.78	42.75	34,191	1.64 (h)	(0.08)	1.68	57	96
25.20	11.99	38,447	1.62	0.46	1.67	85	134

21.36	32.61	474,521	1.40 (f)	0.23	1.50	62	109
17.99	24.60	285,919	1.45 (f)	0.30	1.53	66	99
18.90	(12.58)	365,912	1.45 (g)	0.07	1.50	59	91
27.75	42.86	536,661	1.54 (h)	0.01	1.58	57	96
25.18	12.10	491,414	1.52	0.58	1.57	85	134
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	133

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Research Enhanced Equity Fund
Class A
Year Ended June 30, 2024	$33.84	$0.31	$8.44	$8.75	$(0.32)	$(0.05)	$(0.37)
Year Ended June 30, 2023	28.88	0.31	5.41	5.72	(0.31)	(0.45)	(0.76)
Year Ended June 30, 2022	36.46	0.27	(3.20)	(2.93)	(0.25)	(4.40)	(4.65)
Year Ended June 30, 2021	26.55	0.27	10.81	11.08	(0.34)	(0.83)	(1.17)
Year Ended June 30, 2020	27.38	0.38	1.80	2.18	(0.31)	(2.70)	(3.01)
Class I
Year Ended June 30, 2024	34.30	0.41	8.57	8.98	(0.42)	(0.05)	(0.47)
Year Ended June 30, 2023	29.26	0.39	5.49	5.88	(0.39)	(0.45)	(0.84)
Year Ended June 30, 2022	36.89	0.36	(3.26)	(2.90)	(0.33)	(4.40)	(4.73)
Year Ended June 30, 2021	26.85	0.35	10.94	11.29	(0.42)	(0.83)	(1.25)
Year Ended June 30, 2020	27.65	0.45	1.83	2.28	(0.38)	(2.70)	(3.08)
Class R6
Year Ended June 30, 2024	34.24	0.45	8.54	8.99	(0.45)	(0.05)	(0.50)
Year Ended June 30, 2023	29.21	0.42	5.48	5.90	(0.42)	(0.45)	(0.87)
Year Ended June 30, 2022	36.84	0.40	(3.26)	(2.86)	(0.37)	(4.40)	(4.77)
Year Ended June 30, 2021	26.81	0.38	10.93	11.31	(0.45)	(0.83)	(1.28)
Year Ended June 30, 2020	27.62	0.48	1.81	2.29	(0.40)	(2.70)	(3.10)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$42.22	26.01%	$189,141	0.60%	0.86%	0.84%	39%
33.84	20.18	174,430	0.60	1.02	0.84	32
28.88	(10.33)	145,624	0.60	0.77	0.84	30
36.46	42.55	180,296	0.60	0.85	0.84	35
26.55	9.08	183,005	0.60	1.45	0.85	59

42.81	26.35	854,011	0.35	1.11	0.59	39
34.30	20.48	711,186	0.35	1.27	0.58	32
29.26	(10.13)	611,102	0.35	1.02	0.59	30
36.89	42.92	686,545	0.35	1.09	0.58	35
26.85	9.38	204,193	0.35	1.70	0.59	59

42.73	26.46	8,328,482	0.25	1.21	0.34	39
34.24	20.61	6,675,403	0.25	1.37	0.33	32
29.21	(10.05)	5,994,312	0.25	1.15	0.34	30
36.84	43.09	4,185,201	0.25	1.19	0.33	35
26.81	9.47	3,585,672	0.25	1.79	0.34	59
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Sustainable Leaders Fund
Class A
Year Ended June 30, 2024	$57.02	$0.43	$15.24	$15.67	$(0.48)	$—	$(0.48)
Year Ended June 30, 2023	48.80	0.41	8.30	8.71	(0.49)	—	(0.49)
Year Ended June 30, 2022	59.20	0.39	(8.35)	(7.96)	(0.23)	(2.21)	(2.44)
Year Ended June 30, 2021	42.76	0.42	16.81	17.23	(0.30)	(0.49)	(0.79)
Year Ended June 30, 2020	41.85	0.47	3.52	3.99	(0.43)	(2.65)	(3.08)
Class C
Year Ended June 30, 2024	55.67	0.12	14.89	15.01	(0.15)	—	(0.15)
Year Ended June 30, 2023	47.61	0.15	8.10	8.25	(0.19)	—	(0.19)
Year Ended June 30, 2022	57.87	0.09	(8.14)	(8.05)	—	(2.21)	(2.21)
Year Ended June 30, 2021	41.80	0.16	16.43	16.59	(0.03)	(0.49)	(0.52)
Year Ended June 30, 2020	40.98	0.25	3.44	3.69	(0.22)	(2.65)	(2.87)
Class I
Year Ended June 30, 2024	57.58	0.59	15.39	15.98	(0.61)	—	(0.61)
Year Ended June 30, 2023	49.27	0.54	8.38	8.92	(0.61)	—	(0.61)
Year Ended June 30, 2022	59.71	0.54	(8.43)	(7.89)	(0.34)	(2.21)	(2.55)
Year Ended June 30, 2021	43.11	0.55	16.95	17.50	(0.41)	(0.49)	(0.90)
Year Ended June 30, 2020	42.15	0.57	3.56	4.13	(0.52)	(2.65)	(3.17)
Class R6
Year Ended June 30, 2024	57.57	0.63	15.37	16.00	(0.64)	—	(0.64)
Year Ended June 30, 2023	49.27	0.57	8.37	8.94	(0.64)	—	(0.64)
Year Ended June 30, 2022	59.69	0.57	(8.42)	(7.85)	(0.36)	(2.21)	(2.57)
September 30, 2020 (f) through June 30, 2021	46.79	0.43	13.40	13.83	(0.44)	(0.49)	(0.93)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$72.21	27.64%	$58,599	0.64%	0.70%	0.99%	25%
57.02	18.00	44,882	0.64	0.79	1.00	39
48.80	(14.36)	37,387	0.64	0.67	1.03	39
59.20	40.64	24,169	0.64	0.80	1.23	44
42.76	9.57	11,178	0.82	1.12	1.53	99

70.53	27.01	4,838	1.14	0.19	1.49	25
55.67	17.38	4,317	1.14	0.29	1.50	39
47.61	(14.77)	4,668	1.14	0.16	1.55	39
57.87	39.94	3,794	1.13	0.32	1.72	44
41.80	9.03	2,735	1.32	0.62	2.07	99

72.95	27.95	85,970	0.39	0.95	0.74	25
57.58	18.29	74,249	0.39	1.03	0.74	39
49.27	(14.15)	98,142	0.39	0.92	0.77	39
59.71	40.99	62,431	0.39	1.06	0.96	44
43.11	9.86	26,787	0.57	1.37	1.25	99

72.93	28.00	68,064	0.34	1.00	0.49	25
57.57	18.35	52,553	0.34	1.09	0.49	39
49.27	(14.09)	45,209	0.34	0.97	0.52	39
59.69	29.93	25,156	0.34	1.05	0.70	44
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Value Fund
Class A
Year Ended June 30, 2024	$66.58	$0.90	$8.16	$9.06	$(0.97)	$—	$(0.97)
Year Ended June 30, 2023	60.21	0.90	6.53	7.43	(0.90)	(0.16)	(1.06)
Year Ended June 30, 2022	64.61	0.74	(3.22)	(2.48)	(0.71)	(1.21)	(1.92)
Year Ended June 30, 2021	45.62	0.64	19.59	20.23	(0.60)	(0.64)	(1.24)
Year Ended June 30, 2020	49.84	0.79	(3.18)	(2.39)	(0.76)	(1.07)	(1.83)
Class C
Year Ended June 30, 2024	58.61	0.49	7.15	7.64	(0.69)	—	(0.69)
Year Ended June 30, 2023	53.16	0.51	5.76	6.27	(0.66)	(0.16)	(0.82)
Year Ended June 30, 2022	57.32	0.38	(2.84)	(2.46)	(0.49)	(1.21)	(1.70)
Year Ended June 30, 2021	40.63	0.32	17.40	17.72	(0.39)	(0.64)	(1.03)
Year Ended June 30, 2020	44.59	0.48	(2.81)	(2.33)	(0.56)	(1.07)	(1.63)
Class I
Year Ended June 30, 2024	70.89	1.15	8.68	9.83	(1.13)	—	(1.13)
Year Ended June 30, 2023	64.02	1.13	6.94	8.07	(1.04)	(0.16)	(1.20)
Year Ended June 30, 2022	68.55	0.97	(3.43)	(2.46)	(0.86)	(1.21)	(2.07)
Year Ended June 30, 2021	48.34	0.83	20.76	21.59	(0.74)	(0.64)	(1.38)
Year Ended June 30, 2020	52.69	0.96	(3.36)	(2.40)	(0.88)	(1.07)	(1.95)
Class R2
Year Ended June 30, 2024	66.68	0.73	8.16	8.89	(0.79)	—	(0.79)
Year Ended June 30, 2023	60.30	0.74	6.53	7.27	(0.73)	(0.16)	(0.89)
Year Ended June 30, 2022	64.73	0.59	(3.24)	(2.65)	(0.57)	(1.21)	(1.78)
Year Ended June 30, 2021	45.72	0.50	19.63	20.13	(0.48)	(0.64)	(1.12)
Year Ended June 30, 2020	50.01	0.69	(3.19)	(2.50)	(0.72)	(1.07)	(1.79)
Class R3
Year Ended June 30, 2024	70.69	0.96	8.66	9.62	(0.93)	—	(0.93)
Year Ended June 30, 2023	63.83	0.93	6.95	7.88	(0.86)	(0.16)	(1.02)
Year Ended June 30, 2022	68.41	0.80	(3.44)	(2.64)	(0.73)	(1.21)	(1.94)
Year Ended June 30, 2021	48.25	0.68	20.73	21.41	(0.61)	(0.64)	(1.25)
Year Ended June 30, 2020	52.66	0.75	(3.29)	(2.54)	(0.80)	(1.07)	(1.87)
Class R4
Year Ended June 30, 2024	70.87	1.15	8.68	9.83	(1.10)	—	(1.10)
Year Ended June 30, 2023	64.04	1.22	6.85	8.07	(1.08)	(0.16)	(1.24)
Year Ended June 30, 2022	68.60	0.94	(3.41)	(2.47)	(0.88)	(1.21)	(2.09)
Year Ended June 30, 2021	48.31	0.79	20.81	21.60	(0.67)	(0.64)	(1.31)
Year Ended June 30, 2020	52.69	1.04	(3.46)	(2.42)	(0.89)	(1.07)	(1.96)
Class R5
Year Ended June 30, 2024	71.45	1.27	8.75	10.02	(1.22)	—	(1.22)
Year Ended June 30, 2023	64.52	1.25	6.98	8.23	(1.14)	(0.16)	(1.30)
Year Ended June 30, 2022	69.09	1.12	(3.51)	(2.39)	(0.97)	(1.21)	(2.18)
Year Ended June 30, 2021	48.69	0.93	20.93	21.86	(0.82)	(0.64)	(1.46)
Year Ended June 30, 2020	53.06	1.04	(3.39)	(2.35)	(0.95)	(1.07)	(2.02)
Class R6
Year Ended June 30, 2024	71.49	1.34	8.76	10.10	(1.31)	—	(1.31)
Year Ended June 30, 2023	64.55	1.33	6.98	8.31	(1.21)	(0.16)	(1.37)
Year Ended June 30, 2022	69.10	1.16	(3.47)	(2.31)	(1.03)	(1.21)	(2.24)
Year Ended June 30, 2021	48.70	1.02	20.89	21.91	(0.87)	(0.64)	(1.51)
Year Ended June 30, 2020	53.08	1.11	(3.42)	(2.31)	(1.00)	(1.07)	(2.07)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Large Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$74.67	13.71%	$1,258,586	0.94%	1.30%	1.01%	18%
66.58	12.43	1,045,975	0.94	1.40	1.01	12
60.21	(4.04)	723,238	0.94	1.13	1.03	22
64.61	44.88	522,230	0.93	1.17	1.03	14
45.62	(5.11)	497,399	0.94	1.61	1.06	22

65.56	13.14	113,163	1.44	0.80	1.50	18
58.61	11.86	107,219	1.44	0.90	1.50	12
53.16	(4.52)	71,714	1.44	0.66	1.52	22
57.32	44.13	37,539	1.43	0.66	1.51	14
40.63	(5.57)	26,487	1.44	1.11	1.53	22

79.59	13.98	2,436,511	0.69	1.55	0.75	18
70.89	12.71	2,205,435	0.69	1.66	0.75	12
64.02	(3.80)	1,440,632	0.69	1.40	0.76	22
68.55	45.22	868,339	0.69	1.35	0.75	14
48.34	(4.85)	135,234	0.69	1.88	0.78	22

74.78	13.42	6,195	1.19	1.05	1.25	18
66.68	12.14	5,380	1.19	1.15	1.25	12
60.30	(4.29)	3,563	1.19	0.89	1.26	22
64.73	44.51	2,005	1.18	0.90	1.25	14
45.72	(5.34)	1,126	1.19	1.46	1.98	22

79.38	13.72	8,937	0.94	1.30	1.01	18
70.69	12.43	8,122	0.94	1.36	1.00	12
63.83	(4.06)	8,698	0.94	1.14	1.01	22
68.41	44.89	1,402	0.94	1.15	1.01	14
48.25	(5.10)	398	0.94	1.50	1.03	22

79.60	13.99	2,834	0.69	1.58	0.76	18
70.87	12.71	4,583	0.69	1.77	0.76	12
64.04	(3.81)	253	0.69	1.34	0.78	22
68.60	45.26	106	0.68	1.46	0.76	14
48.31	(4.88)	1,159	0.69	2.15	0.77	22

80.25	14.16	9,619	0.54	1.71	0.60	18
71.45	12.88	8,761	0.54	1.82	0.60	12
64.52	(3.67)	4,409	0.54	1.60	0.61	22
69.09	45.47	178	0.54	1.56	0.61	14
48.69	(4.72)	83	0.54	2.02	5.20	22

80.28	14.27	1,862,143	0.44	1.79	0.50	18
71.49	13.00	1,319,430	0.44	1.92	0.50	12
64.55	(3.56)	561,821	0.44	1.66	0.51	22
69.10	45.60	275,186	0.44	1.74	0.50	14
48.70	(4.64)	64,968	0.44	2.14	0.53	22
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Large Cap Funds	139

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 15 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Equity Income Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Equity Index Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Equity Premium Income Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Hedged Equity Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM I	Diversified
JPMorgan Hedged Equity 2 Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Hedged Equity 3 Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Large Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Large Cap Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan U.S. Applied Data Science Value Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. Equity Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. GARP Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. Large Cap Core Plus Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. Research Enhanced Equity Fund	Class A, Class I and Class R6	JPM I	Diversified
JPMorgan U.S. Sustainable Leaders Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan U.S. Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
The investment objective of JPMorgan Equity Income Fund (“Equity Income Fund”) is to seek capital appreciation and current income.
The investment objective of JPMorgan Equity Index Fund ("Equity Index Fund") is to seek investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index.
The investment objective of JPMorgan Equity Premium Income Fund (“Equity Premium Income Fund”) is to seek current income while maintaining prospects for capital appreciation.
The investment objective of JPMorgan Hedged Equity Fund (“Hedged Equity Fund”), JPMorgan Hedged Equity 2 Fund (“Hedged Equity 2 Fund”) and JPMorgan Hedged Equity 3 Fund (“Hedged Equity 3 Fund”) is to seek to provide capital appreciation.
The investment objective of JPMorgan Large Cap Growth Fund ("Large Cap Growth Fund") is to seek long-term capital appreciation.
The investment objective of JPMorgan Large Cap Value Fund (“Large Cap Value Fund”) is to seek capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities.
The investment objective of JPMorgan U.S. Applied Data Science Value Fund (“U.S. Applied Data Science Value Fund”) and JPMorgan U.S. Sustainable Leaders Fund (“U.S. Sustainable Leaders Fund”) is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan U.S. Equity Fund (“U.S. Equity Fund”) and JPMorgan U.S. Large Cap Core Plus Fund ("U.S. Large Cap Core Plus Fund") is to seek to provide high total return from a portfolio of selected equity securities.
The investment objective of JPMorgan U.S. GARP Equity Fund (“U.S. GARP Equity Fund”) is to seek to provide long-term capital growth.
The investment objective of JPMorgan U.S. Research Enhanced Equity Fund (“U.S. Research Enhanced Equity Fund”) is to seek to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index.
The investment objective of JPMorgan U.S. Value Fund (“U.S. Value Fund”) is to seek to provide capital growth over the long-term and to earn income from dividends.

140	J.P. Morgan Large Cap Funds	June 30, 2024

Class L Shares of U.S. Equity Fund and Class A Shares of U.S. Research Enhanced Equity Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.
JPMorgan Equity Income Fund is offered on a limited basis. Investors are not eligible to purchase shares of the Fund unless they meet certain requirements as described in the Fund’s prospectuses. Effective January 15, 2024, the Fund is no longer subject to a limited offering, and all limited offering disclosure relating to the Fund will be deleted.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

June 30, 2024	J.P. Morgan Large Cap Funds	141

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Equity Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$44,564,162	$—	$—	$44,564,162

(a)	Please refer to the SOI for specifics of portfolio holdings.

Equity Index Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$10,302,396	$—	$—	$10,302,396
Rights	—	—	10	10
Short-Term Investments
Investment Companies	31,098	—	—	31,098
Investment of Cash Collateral from Securities Loaned	12,475	—	—	12,475
Total Short-Term Investments	43,573	—	—	43,573
Total Investments in Securities	$10,345,969	$—	$10	$10,345,979
Appreciation in Other Financial Instruments
Futures Contracts	$94	$—	$—	$94

Equity Premium Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$5,351,756	$—	$—	$5,351,756
Equity Linked Notes	—	843,920	—	843,920
Total Investments in Securities	$5,351,756	$843,920	$—	$6,195,676

142	J.P. Morgan Large Cap Funds	June 30, 2024

Equity Premium Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$19	$—	$—	$19

Hedged Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$19,794,886	$—	$—	$19,794,886
Appreciation in Other Financial Instruments
Futures Contracts (a)	$2,039	$—	$—	$2,039
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	(126,068)	—	—	(126,068)
Put Options Written	(27,695)	—	—	(27,695)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(151,724)	$—	$—	$(151,724)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Hedged Equity 2 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,922,917	$—	$—	$4,922,917
Appreciation in Other Financial Instruments
Futures Contracts (a)	$366	$—	$—	$366
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	(165,857)	—	—	(165,857)
Put Options Written	(699)	—	—	(699)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(166,190)	$—	$—	$(166,190)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Hedged Equity 3 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,962,041	$—	$—	$2,962,041
Appreciation in Other Financial Instruments
Futures Contracts (a)	$189	$—	$—	$189
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	(39,203)	—	—	(39,203)

June 30, 2024	J.P. Morgan Large Cap Funds	143

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
Hedged Equity 3 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Put Options Written	$(1,639)	$—	$—	$(1,639)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(40,653)	$—	$—	$(40,653)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Large Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$94,704,360	$—	$—	$94,704,360

(a)	Please refer to the SOI for specifics of portfolio holdings.

Large Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,259,500	$—	$—	$4,259,500

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Applied Data Science Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$169,356	$—	$—	$169,356
Appreciation in Other Financial Instruments
Futures Contracts (a)	$4	$—	$—	$4

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$29,895,504	$—	$—	$29,895,504

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. GARP Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,508,001	$—	$—	$1,508,001

144	J.P. Morgan Large Cap Funds	June 30, 2024

U.S. GARP Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts (a)	$49	$—	$—	$49

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Large Cap Core Plus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,938,905	$—	$—	$2,938,905
Total Liabilities in Securities Sold Short (a)	$(558,541)	$—	$—	$(558,541)
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(35)	$—	$—	$(35)

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Research Enhanced Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,427,064	$—	$—	$9,427,064
Appreciation in Other Financial Instruments
Futures Contracts (a)	$498	$—	$—	$498

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Sustainable Leaders Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$217,352	$—	$—	$217,352
Depreciation in Other Financial Instruments
Futures Contracts (a)	$— (b)	$—	$—	$— (b)

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Amount rounds to less than one thousand.

U.S. Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,696,221	$—	$—	$5,696,221

(a)	Please refer to the SOI for specifics of portfolio holdings.

June 30, 2024	J.P. Morgan Large Cap Funds	145

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund, the Class IM Shares of the JPMorgan Prime Money Market Fund, and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of June 30, 2024.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Equity Index Fund	$12,230	$(12,230)	$—
Large Cap Growth Fund	94,162	(94,162)	—
Large Cap Value Fund	3,059	(3,059)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

146	J.P. Morgan Large Cap Funds	June 30, 2024

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended June 30, 2024, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Equity Income Fund	$2
Equity Index Fund	9
Equity Premium Income Fund	3
Large Cap Growth Fund	7
Large Cap Value Fund	2
U.S. Equity Fund	1
U.S. GARP Equity Fund	1
U.S. Value Fund	1
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Equity Income Fund, Equity Premium Income Fund, Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, U.S. Applied Data Science Value Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund, U.S. Sustainable Leaders Fund and U.S. Value Fund did not have any securities out on loan at June 30, 2024. Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, U.S. Applied Data Science Value Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund and U.S. Sustainable Leaders Fund did not lend out any securities during the year ended June 30, 2024.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Equity Income Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$951,382	$8,260,306	$9,136,536	$187	$(57)	$75,282	75,267	$13,217	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	—	104,000	104,000	—	—	—	—	155 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	—	108,268	108,268	—	—	—	—	103 *	—
Total	$951,382	$8,472,574	$9,348,804	$187	$(57)	$75,282		$13,475	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Equity Index Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$91,369	$7,893	$4,974	$186	$36,061	$130,535	645	$2,694	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (b) (c)	110,942	611,500	712,000	6 *	5	10,453	10,453	4,878 *	—

June 30, 2024	J.P. Morgan Large Cap Funds	147

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
Equity Index Fund (continued)
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	$13,746	$299,731	$311,455	$—	$—	$2,022	2,022	$687 *	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.16% (b) (c)	27,916	1,204,737	1,201,555	—	—	31,098	31,098	2,208	—
Total	$243,973	$2,123,861	$2,229,984	$192	$36,066	$174,108		$10,467	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Equity Premium Income Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$113,862	$2,684,333	$2,798,184	$(11)	$—	$—	—	$2,984	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	60,994	189,000	250,006	12 *	—	—	—	1,163 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	8,789	113,382	122,171	—	—	—	—	174 *	—
Total	$183,645	$2,986,715	$3,170,361	$1	$—	$—		$4,321	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Hedged Equity Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.16% (a) (b)	$185,159	$3,406,734	$3,073,021	$—	$—	$518,872	518,872	$19,039	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.

148	J.P. Morgan Large Cap Funds	June 30, 2024

Hedged Equity 2 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$87,650	$1,424,983	$1,415,066	$—	$—	$97,567	97,567	$4,384	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.

Hedged Equity 3 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$22,478	$1,172,470	$1,148,370	$—	$—	$46,578	46,578	$2,421	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.

Large Cap Growth Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$1,980,536	$21,512,856	$19,727,636	$(304)	$—	$3,765,452	3,764,699	$139,626	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	—	3,332,500	3,237,543	25 *	(3)	94,979	94,979	4,554 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	—	658,084	646,989	—	—	11,095	11,095	627 *	—
Total	$1,980,536	$25,503,440	$23,612,168	$(279)	$(3)	$3,871,526		$144,807	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Large Cap Value Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$89,626	$2,596,218	$2,558,803	$13	$—	$127,054	127,029	$4,060	$—

June 30, 2024	J.P. Morgan Large Cap Funds	149

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
Large Cap Value Fund (continued)
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	$8,997	$346,000	$353,006	$9 *	$—	$2,000	2,000	$1,010 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	1,834	153,073	153,697	—	—	1,210	1,210	180 *	—
Total	$100,457	$3,095,291	$3,065,506	$22	$—	$130,264		$5,250	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Applied Data Science Value Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$2,951	$35,789	$37,583	$— (c)	$— (c)	$1,157	1,157	$127	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
(c)	Amount rounds to less than one thousand.

U.S. Equity Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$223,996	$7,300,333	$7,254,615	$95	$(5)	$269,804	269,750	$14,013	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	37,991	10,000	47,995	4 *	—	—	—	174 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	5,881	9,914	15,795	—	—	—	—	25 *	—
Total	$267,868	$7,320,247	$7,318,405	$99	$(5)	$269,804		$14,212	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

150	J.P. Morgan Large Cap Funds	June 30, 2024

U.S. GARP Equity Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$12,865	$173,134	$166,572	$(4)	$—	$19,423	19,419	$857	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	—	31,000	30,998	(2)*	—	—	—	192 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	—	19,690	19,690	—	—	—	—	51 *	—
Total	$12,865	$223,824	$217,260	$(6)	$—	$19,423		$1,100	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Large Cap Core Plus Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$30,659	$760,729	$728,548	$(2)	$— (c)	$62,838	62,826	$2,782	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
(c)	Amount rounds to less than one thousand.

U.S. Research Enhanced Equity Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$82,058	$2,717,427	$2,606,442	$10	$3	$193,056	193,017	$5,206	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	—	5,799	5,799	—	—	—	—	1 *	—
Total	$82,058	$2,723,226	$2,612,241	$10	$3	$193,056		$5,207	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

June 30, 2024	J.P. Morgan Large Cap Funds	151

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
U.S. Sustainable Leaders Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$1,493	$26,202	$23,080	$— (c)	$— (c)	$4,615	4,614	$160	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
(c)	Amount rounds to less than one thousand.

U.S. Value Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$173,633	$1,072,477	$1,164,600	$48	$(7)	$81,551	81,535	$5,638	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	—	55,000	54,993	(7)*	—	—	—	289 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	—	30,679	30,679	—	—	—	—	46 *	—
Total	$173,633	$1,158,156	$1,250,272	$41	$(7)	$81,551		$5,973	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Options— Hedged Equity Fund, Hedged Equity 2 Fund and Hedged Equity 3 Fund purchased and sold (“wrote”) put and call options on various instruments including options on indices to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire

152	J.P. Morgan Large Cap Funds	June 30, 2024

premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Funds pledge collateral to the counterparty in the form of securities for options written. Securities designated as collateral are denoted on the SOIs.
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds’ exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Futures Contracts— Equity Index Fund, Equity Premium Income Fund, Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, U.S. Applied Data Science Value Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund and U.S. Sustainable Leaders Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

June 30, 2024	J.P. Morgan Large Cap Funds	153

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the year ended June 30, 2024. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):
	Equity Index Fund	Equity Premium Income Fund
Futures Contracts:
Average Notional Balance Long	$51,809	$8,642
Average Notional Balance Short	—	(5,796)
Ending Notional Balance Long	37,289	—
Ending Notional Balance Short	—	(4,143)

	Hedged Equity Fund	Hedged Equity 2 Fund	Hedged Equity 3 Fund
Futures Contracts:
Average Notional Balance Long	$344,359	$116,924	$51,513
Ending Notional Balance Long	528,118	101,094	48,613
Exchange-Traded Options:
Average Number of Contracts Purchased	36,126	10,076	5,609
Average Number of Contracts Written	(72,251)	(20,153)	(11,217)
Ending Number of Contracts Purchased	35,968	9,014	5,411
Ending Number of Contracts Written	(71,936)	(18,028)	(10,822)

	U.S. Applied Data Science Value Fund	U.S. Equity Fund	U.S. GARP Equity Fund
Futures Contracts:
Average Notional Balance Long	$2,060	$89,628	$13,302
Ending Notional Balance Long	1,105	—	26,516

	U.S. Large Cap Core Plus Fund	U.S. Research Enhanced Equity Fund	U.S. Sustainable Leaders Fund
Futures Contracts:
Average Notional Balance Long	$19,888	$89,972	$2,690
Ending Notional Balance Long	30,936	128,163	4,175
The Funds' derivatives contracts held at June 30, 2024 are not accounted for as hedging instruments under GAAP.
H. Equity-Linked Notes— Equity Premium Income Fund invested in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs' values are linked to the performance of an underlying index. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily, under procedures adopted by the Board, based on values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as interest income on the Statements of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. The Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on transactions from investments in non-affiliates on the Statements of Operations.
As of June 30, 2024, Equity Premium Income Fund had outstanding ELNs as listed on the SOIs.
I. Short Sales— U.S. Large Cap Core Plus Fund engaged in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.
The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as Deposits at broker for securities

154	J.P. Morgan Large Cap Funds	June 30, 2024

sold short, while cash collateral deposited at the Fund's custodian for the benefit of the broker is recorded as Restricted cash for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net amounts of income or fees are included as interest income or interest expense on securities sold short on the Statements of Operations.
The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short. The Fund is obligated to pay the broker interest accrued on short positions while the position is outstanding. Interest expense on short positions is reported as Interest expense to non-affiliates on securities sold short on the Statements of Operations. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates.
As of June 30, 2024, U.S. Large Cap Core Plus Fund had outstanding short sales as listed on its SOI.
J. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income and dividend expense on securities sold short, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
K. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2024 are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Equity Income Fund
Transfer agency fees	$174	$37	$420	n/a	$11	$7	$5	$24	$443	$1,121
Equity Index Fund
Transfer agency fees	188	5	48	n/a	n/a	n/a	n/a	n/a	52	293
Equity Premium Income Fund
Transfer agency fees	15	10	127	n/a	n/a	n/a	n/a	— (a)	13	165
Hedged Equity Fund
Transfer agency fees	31	14	228	n/a	n/a	n/a	n/a	1	45	319
Hedged Equity 2 Fund
Transfer agency fees	9	6	43	n/a	n/a	n/a	n/a	— (a)	9	67
Hedged Equity 3 Fund
Transfer agency fees	4	3	23	n/a	n/a	n/a	n/a	— (a)	4	34
Large Cap Growth Fund
Transfer agency fees	397	26	235	n/a	33	16	8	14	669	1,398

June 30, 2024	J.P. Morgan Large Cap Funds	155

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Large Cap Value Fund
Transfer agency fees	$49	$5	$168	n/a	$3	$1	$1	$3	$28	$258
U.S. Applied Data Science Value Fund
Transfer agency fees	1	1	4	n/a	2	n/a	n/a	1	2	11
U.S. Equity Fund
Transfer agency fees	111	15	277	$53	9	6	2	12	177	662
U.S. GARP Equity Fund
Transfer agency fees	12	2	6	n/a	20	n/a	n/a	2	7	49
U.S. Large Cap Core Plus Fund
Transfer agency fees	17	3	22	n/a	1	n/a	n/a	1	4	48
U.S. Research Enhanced Equity Fund
Transfer agency fees	11	n/a	14	n/a	n/a	n/a	n/a	n/a	71	96
U.S. Sustainable Leaders Fund
Transfer agency fees	5	— (a)	3	n/a	n/a	n/a	n/a	n/a	2	10
U.S. Value Fund
Transfer agency fees	157	7	34	n/a	— (a)	1	1	— (a)	33	233

(a)	Amount rounds to less than one thousand.
L. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
M. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly, except for Large Cap Growth Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund and U.S. Sustainable Leaders Fund, for which distributions are generally declared and paid at least annually, Equity Income Fund, for which distributions are generally declared and paid at least monthly, and Equity Premium Income Fund, for which distributions are generally declared daily and paid at least monthly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Equity Income Fund	$157,907	$715	$(158,622)
Equity Index Fund	—	(11)	11
Large Cap Value Fund	26,545	(129)	(26,416)
U.S. Applied Data Science Value Fund	—	25	(25)
U.S. GARP Equity Fund	—	82	(82)
U.S. Large Cap Core Plus Fund	9,135	318	(9,453)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments and tax equalization.

156	J.P. Morgan Large Cap Funds	June 30, 2024

3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Equity Income Fund	0.40%
Equity Index Fund	0.04
Equity Premium Income Fund	0.25
Hedged Equity Fund	0.25
Hedged Equity 2 Fund	0.25
Hedged Equity 3 Fund	0.25
Large Cap Growth Fund	0.45
Large Cap Value Fund	0.40
U.S. Applied Data Science Value Fund	0.30
U.S. Equity Fund	0.40
U.S. GARP Equity Fund	0.30
U.S. Large Cap Core Plus Fund	0.65
U.S. Research Enhanced Equity Fund	0.25
U.S. Sustainable Leaders Fund	0.30
U.S. Value Fund	0.40
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended June 30, 2024, the effective annualized rate for Equity Income Fund, Equity Index Fund, Equity Premium Income Fund, Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, Large Cap Growth Fund, Large Cap Value Fund, U.S. Applied Data Science Value Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund, U.S. Sustainable Leaders Fund and U.S. Value Fund was 0.035%, 0.075%, 0.075%, 0.065%, 0.075%, 0.075%, 0.027%, 0.075%, 0.075%, 0.057%, 0.075%, 0.075%, 0.075%, 0.075% and 0.075%, respectively, of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in  Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Equity Income Fund	0.25%	0.75%	0.50%	0.25%
Equity Index Fund	0.25	0.75	n/a	n/a
Equity Premium Income Fund	0.25	0.75	n/a	n/a
Hedged Equity Fund	0.25	0.75	n/a	n/a
Hedged Equity 2 Fund	0.25	0.75	n/a	n/a
Hedged Equity 3 Fund	0.25	0.75	n/a	n/a
Large Cap Growth Fund	0.25	0.75	0.50	0.25
Large Cap Value Fund	0.25	0.75	0.50	0.25
U.S. Applied Data Science Value Fund	0.25	0.75	0.50	n/a

June 30, 2024	J.P. Morgan Large Cap Funds	157

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
	Class A	Class C	Class R2	Class R3
U.S. Equity Fund	0.25%	0.75%	0.50%	0.25%
U.S. GARP Equity Fund	0.25	0.75	0.50	n/a
U.S. Large Cap Core Plus Fund	0.25	0.75	0.50	n/a
U.S. Research Enhanced Equity Fund	0.25	n/a	n/a	n/a
U.S. Sustainable Leaders Fund	0.25	0.75	n/a	n/a
U.S. Value Fund	0.25	0.75	0.50	0.25
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2024, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Equity Income Fund	$141	$1
Equity Index Fund	66	— (a)
Equity Premium Income Fund	735	2
Hedged Equity Fund	148	—
Hedged Equity 2 Fund	23	— (a)
Hedged Equity 3 Fund	15	— (a)
Large Cap Growth Fund	876	— (a)
Large Cap Value Fund	23	— (a)
U.S. Applied Data Science Value Fund	1	—
U.S. Equity Fund	301	— (a)
U.S. GARP Equity Fund	14	— (a)
U.S. Large Cap Core Plus Fund	39	—
U.S. Research Enhanced Equity Fund	— (a)	—
U.S. Sustainable Leaders Fund	4	—
U.S. Value Fund	139	5

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Equity Income Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Equity Index Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
Equity Premium Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity 2 Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity 3 Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Large Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Large Cap Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
U.S. Applied Data Science Value Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Equity Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
U.S. GARP Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Large Cap Core Plus Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Research Enhanced Equity Fund	0.25	n/a	0.25	n/a	n/a	n/a	n/a	n/a
U.S. Sustainable Leaders Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
U.S. Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10

158	J.P. Morgan Large Cap Funds	June 30, 2024

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Equity Index Fund	0.45%	n/a	0.20%	n/a	n/a	n/a	n/a	0.05%
Equity Premium Income Fund	0.85	1.35%	0.60	n/a	n/a	n/a	0.45%	0.35
Hedged Equity Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
Hedged Equity 2 Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
Hedged Equity 3 Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
Large Cap Growth Fund	0.94	1.44	0.69	1.19%	0.94%	0.69%	0.54	0.44
Large Cap Value Fund	0.93	1.44	0.69	1.19	0.94	0.69	0.54	0.44
U.S. Applied Data Science Value Fund	0.73	1.23	0.49	1.09	n/a	n/a	0.44	0.34
U.S. Equity Fund	0.94	1.44	0.69	1.19	0.94	0.69	0.54	0.44
U.S. GARP Equity Fund	0.84	1.34	0.59	1.09	n/a	n/a	0.44	0.34
U.S. Large Cap Core Plus Fund	0.95	1.45	0.70	1.40	n/a	n/a	0.75	0.65
U.S. Research Enhanced Equity Fund	0.60	n/a	0.35	n/a	n/a	n/a	n/a	0.25
U.S. Sustainable Leaders Fund	0.64	1.14	0.39	n/a	n/a	n/a	n/a	0.34
U.S. Value Fund	0.94	1.44	0.69	1.19	0.94	0.69	0.54	0.44
The expense limitation agreements were in effect for the year ended June 30, 2024 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2024.

June 30, 2024	J.P. Morgan Large Cap Funds	159

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
For the year ended June 30, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Equity Income Fund	$73	$—	$—	$73	$—
Equity Index Fund	3,569	3,385	2,062	9,016	52
Equity Premium Income Fund	48	33	25	106	2
Hedged Equity Fund	—	—	— (a)	— (a)	—
Hedged Equity 2 Fund	14	9	4	27	1
Hedged Equity 3 Fund	31	21	2	54	— (a)
Large Cap Growth Fund	20,765	13,780	398	34,943	75
Large Cap Value Fund	1,246	826	246	2,318	15
U.S. Applied Data Science Value Fund	176	118	134	428	— (a)
U.S. Equity Fund	3,892	2,572	432	6,896	177
U.S. GARP Equity Fund	434	289	38	761	2
U.S. Large Cap Core Plus Fund	1,029	686	2,702	4,417	1
U.S. Research Enhanced Equity Fund	4,216	2,809	1,415	8,440	—
U.S. Sustainable Leaders Fund	166	110	269	545	—
U.S. Value Fund	1,746	1,163	192	3,101	31

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended June 30, 2024 were as follows:

Equity Income Fund	$431
Equity Index Fund	87
Equity Premium Income Fund	68
Hedged Equity Fund	715
Hedged Equity 2 Fund	102
Hedged Equity 3 Fund	56
Large Cap Growth Fund	2,938
Large Cap Value Fund	92
U.S. Applied Data Science Value Fund	3
U.S. Equity Fund	301
U.S. GARP Equity Fund	18
U.S. Large Cap Core Plus Fund	56
U.S. Research Enhanced Equity Fund	101
U.S. Sustainable Leaders Fund	3
U.S. Value Fund	130
JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the year ended June 30, 2024, the amount of these reimbursements were as follows:

Equity Income Fund	$4
Equity Index Fund	1
Equity Premium Income Fund	1

160	J.P. Morgan Large Cap Funds	June 30, 2024

Hedged Equity Fund	$2
Hedged Equity 2 Fund	1
Hedged Equity 3 Fund	1
Large Cap Growth Fund	5
Large Cap Value Fund	1
U.S. Applied Data Science Value Fund	1
U.S. Equity Fund	3
U.S. GARP Equity Fund	1
U.S. Large Cap Core Plus Fund	1
U.S. Research Enhanced Equity Fund	1
U.S. Sustainable Leaders Fund	1
U.S. Value Fund	1
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2024, Large Cap Value Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The below Funds used related party broker-dealers during the year ended June 30, 2024, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Equity Income Fund	$87
Equity Premium Income Fund	14
Hedged Equity Fund	139
Hedged Equity 2 Fund	65
Hedged Equity 3 Fund	57
Large Cap Value Fund	65
U.S. Applied Data Science Value Fund	1
U.S. Equity Fund	72
U.S. GARP Equity Fund	1
U.S. Research Enhanced Equity Fund	8
U.S. Sustainable Leaders Fund	1
U.S. Value Fund	12
4. Investment Transactions
During the year ended June 30, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
Equity Income Fund	$9,129,614	$15,322,124	$—	$—
Equity Index Fund	893,894	449,294	—	—
Equity Premium Income Fund	10,710,689	10,430,043	—	—
Hedged Equity Fund	6,355,180	6,620,130	—	—
Hedged Equity 2 Fund	1,963,769	2,898,935	—	—

June 30, 2024	J.P. Morgan Large Cap Funds	161

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
Hedged Equity 3 Fund	$1,482,059	$1,628,204	$—	$—
Large Cap Growth Fund	31,553,553	23,093,332	—	—
Large Cap Value Fund	6,362,794	6,035,272	—	—
U.S. Applied Data Science Value Fund	36,892	62,900	—	—
U.S. Equity Fund	13,800,922	13,281,547	—	—
U.S. GARP Equity Fund	566,588	602,356	—	—
U.S. Large Cap Core Plus Fund	1,922,510	1,306,469	990,638	798,544
U.S. Research Enhanced Equity Fund	3,123,034	3,214,388	—	—
U.S. Sustainable Leaders Fund	46,867	54,617	—	—
U.S. Value Fund	1,276,047	910,698	—	—
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Equity Income Fund	$29,111,317	$16,015,451	$562,606	$15,452,845
Equity Index Fund	4,354,734	6,080,250	88,911	5,991,339
Equity Premium Income Fund	5,239,191	1,057,274	100,770	956,504
Hedged Equity Fund	11,669,555	8,160,995	187,388	7,973,607
Hedged Equity 2 Fund	3,397,327	1,573,153	213,753	1,359,400
Hedged Equity 3 Fund	2,146,679	840,440	65,731	774,709
Large Cap Growth Fund	54,009,570	40,998,723	303,933	40,694,790
Large Cap Value Fund	3,872,747	485,242	98,489	386,753
U.S. Applied Data Science Value Fund	136,387	38,764	5,791	32,973
U.S. Equity Fund	17,656,860	12,396,719	158,075	12,238,644
U.S. GARP Equity Fund	694,178	818,520	4,648	813,872
U.S. Large Cap Core Plus Fund *	1,249,294	1,158,823	27,788	1,131,035
U.S. Research Enhanced Equity Fund	5,365,195	4,159,857	97,490	4,062,367
U.S. Sustainable Leaders Fund	146,306	73,034	1,988	71,046
U.S. Value Fund	4,454,519	1,364,299	122,597	1,241,702

*	The tax cost includes the proceeds from short sales which may result in a net negative cost.
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to certain derivatives and wash sale loss deferrals.

162	J.P. Morgan Large Cap Funds	June 30, 2024

The tax character of distributions paid during the year ended June 30, 2024 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Equity Income Fund	$976,837	$329,178	$1,306,015
Equity Index Fund	125,568	—	125,568
Equity Premium Income Fund	437,278	—	437,278
Hedged Equity Fund	158,875	—	158,875
Hedged Equity 2 Fund	42,150	—	42,150
Hedged Equity 3 Fund	23,662	—	23,662
Large Cap Growth Fund	170,094	—	170,094
Large Cap Value Fund	64,731	132,881	197,612
U.S. Applied Data Science Value Fund	5,421	6,778	12,199
U.S. Equity Fund	217,330	272,641	489,971
U.S. GARP Equity Fund	5,169	7,575	12,744
U.S. Large Cap Core Plus Fund	3,079	165,702	168,781
U.S. Research Enhanced Equity Fund	95,982	9,493	105,475
U.S. Sustainable Leaders Fund	1,738	—	1,738
U.S. Value Fund	82,194	—	82,194

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2023 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Equity Income Fund	$1,057,004	$833,202	$1,890,206
Equity Index Fund	115,744	947	116,691
Equity Premium Income Fund	514,097	—	514,097
Hedged Equity Fund	159,504	—	159,504
Hedged Equity 2 Fund	123,767	166,531	290,298
Hedged Equity 3 Fund	25,795	27,923	53,718
Large Cap Growth Fund	173,342	1,047,683	1,221,025
Large Cap Value Fund	55,900	142,798	198,698
U.S. Applied Data Science Value Fund	5,918	6,269	12,187
U.S. Equity Fund	233,389	729,351	962,740
U.S. GARP Equity Fund	4,651	36,594	41,245
U.S. Large Cap Core Plus Fund	1,832	365,385	367,217
U.S. Research Enhanced Equity Fund	93,208	100,497	193,705
U.S. Sustainable Leaders Fund	1,911	—	1,911
U.S. Value Fund	61,357	7,843	69,200

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

June 30, 2024	J.P. Morgan Large Cap Funds	163

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
As of June 30, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Equity Income Fund	$—	$1,272,392	$15,452,845
Equity Index Fund	4,033	(97,891)	5,991,286
Equity Premium Income Fund	13,171	(810,437)	955,472
Hedged Equity Fund	9,341	(969,497)	7,973,607
Hedged Equity 2 Fund	2,364	(648,709)	1,359,400
Hedged Equity 3 Fund	1,401	(260,544)	774,709
Large Cap Growth Fund	25,062	(542,578)	40,694,790
Large Cap Value Fund	161,452	126,995	386,753
U.S. Applied Data Science Value Fund	743	8,499	32,973
U.S. Equity Fund	461,116	975,534	12,238,644
U.S. GARP Equity Fund	18,483	42,052	813,872
U.S. Large Cap Core Plus Fund	1,595	129,876	1,131,035
U.S. Research Enhanced Equity Fund	83,981	270,842	4,062,367
U.S. Sustainable Leaders Fund	751	(12,936)	71,046
U.S. Value Fund	12,752	30,428	1,241,702
The cumulative timing differences primarily consist of certain derivatives, dividends payable, post-October capital loss deferrals and wash sale loss deferrals.
As of June 30, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Equity Index Fund	$32,119	$65,772
Equity Premium Income Fund	654,909	155,528
Hedged Equity Fund	656,369	313,128
Hedged Equity 2 Fund	322,683	326,026
Hedged Equity 3 Fund	103,020	157,524
Large Cap Growth Fund	542,578	—
U.S. Sustainable Leaders Fund	11,932	1,004
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2024, the Funds deferred to July 1, 2024 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
Equity Index Fund	$—	$1,652
Equity Premium Income Fund	348,436	(11,024)
Hedged Equity Fund	532,510	447,401
Hedged Equity 2 Fund	141,537	251,500
Hedged Equity 3 Fund	40,060	110,158
Large Cap Growth Fund	353,925	—

164	J.P. Morgan Large Cap Funds	June 30, 2024

During the year ended June 30, 2024, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Equity Index Fund	$14,532	$—
Hedged Equity Fund	33,750	190,185
U.S. GARP Equity Fund	524	—
U.S. Sustainable Leaders Fund	1,084	1,882
U.S. Value Fund	3,251	408
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund as of June 30, 2024. Average borrowings from the Facility for the year ended June 30, 2024, were as follows:
	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Equity Index Fund	$9,194	5.81%	3	$4
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2024.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended June 30, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

June 30, 2024	J.P. Morgan Large Cap Funds	165

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
As of June 30, 2024, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Equity Income Fund	1	10.7%	2	33.1%
Equity Index Fund	3	31.2	—	—
Equity Premium Income Fund	1	17.8	2	46.3
Hedged Equity Fund	—	—	2	42.1
Hedged Equity 2 Fund	1	12.3	3	42.5
Hedged Equity 3 Fund	1	11.6	3	42.0
Large Cap Growth Fund	—	—	1	20.7
Large Cap Value Fund	1	10.7	2	27.6
U.S. Applied Data Science Value Fund	—	—	3	33.9
U.S. Equity Fund	—	—	1	19.1
U.S. GARP Equity Fund	3	44.1	—	—
U.S. Large Cap Core Plus Fund	1	26.0	—	—
U.S. Research Enhanced Equity Fund	—	—	2	33.4
U.S. Sustainable Leaders Fund	—	—	2	34.0
U.S. Value Fund	—	—	2	41.2
As of June 30, 2024, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Equity Index Fund	— %	— %	63.6%
Large Cap Value Fund	22.4	—	—
U.S. GARP Equity Fund	50.5	—	—
U.S. Research Enhanced Equity Fund	11.2	28.8	—
Equity Premium Income Fund’s investments in ELNs entail varying degrees of risks. The Fund is subject to loss of their full principal amount. In addition, the ELNs are subject to a stated maximum return which may limit the payment at maturity. The Fund may also be exposed to additional risks associated with structured notes including: counterparty credit risk related to the issuer’s ability to make payment at maturity; liquidity risk related to a lack of liquid market for these notes, preventing the Fund from trading or selling the notes easily; and a greater degree of market risk than other types of debt securities because the investor bears the risk associated with the underlying financial instruments.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

166	J.P. Morgan Large Cap Funds	June 30, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I, JPMorgan Trust II and JPMorgan Trust IV and Shareholders of JPMorgan Equity Income Fund, JPMorgan Equity Index Fund, JPMorgan Equity Premium Income Fund, JPMorgan Hedged Equity Fund, JPMorgan Hedged Equity 2 Fund, JPMorgan Hedged Equity 3 Fund, JPMorgan Large Cap Growth Fund, JPMorgan Large Cap Value Fund, JPMorgan U.S. Applied Data Science Value Fund, JPMorgan U.S. Equity Fund, JPMorgan U.S. GARP Equity Fund, JPMorgan U.S. Large Cap Core Plus Fund, JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Sustainable Leaders Fund and JPMorgan U.S. Value Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Hedged Equity Fund, JPMorgan U.S. Applied Data Science Value Fund, JPMorgan U.S. Equity Fund, JPMorgan U.S. GARP Equity Fund, JPMorgan U.S. Large Cap Core Plus Fund, JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Sustainable Leaders Fund and JPMorgan U.S. Value Fund (eight of the funds constituting JPMorgan Trust I), JPMorgan Equity Income Fund, JPMorgan Equity Index Fund, JPMorgan Large Cap Growth Fund and JPMorgan Large Cap Value Fund (four of the funds constituting JPMorgan Trust II) and JPMorgan Equity Premium Income Fund, JPMorgan Hedged Equity 2 Fund and JPMorgan Hedged Equity 3 Fund (three of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the “Funds”) as of June 30, 2024, the related statements of operations for the year ended June 30, 2024, the statement of cash flows for JPMorgan U.S. Large Cap Core Plus Fund for the year ended June 30, 2024, the statements of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of each of their operations for the year then ended, for the JPMorgan U.S. Large Cap Core Plus Fund, the results of its cash flows for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 27, 2024
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

June 30, 2024	J.P. Morgan Large Cap Funds	167

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended June 30, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2024:
Dividends Received Deduction
JPMorgan Equity Income Fund	100.00%
JPMorgan Equity Index Fund	95.76
JPMorgan Equity Premium Income Fund	17.65
JPMorgan Hedged Equity Fund	100.00
JPMorgan Hedged Equity 2 Fund	100.00
JPMorgan Hedged Equity 3 Fund	100.00
JPMorgan Large Cap Growth Fund	100.00
JPMorgan Large Cap Value Fund	100.00
JPMorgan U.S. Applied Data Science Value Fund	64.13
JPMorgan U.S. Equity Fund	100.00
JPMorgan U.S. GARP Equity Fund	100.00
JPMorgan U.S. Large Cap Core Plus Fund	100.00
JPMorgan U.S. Research Enhanced Equity Fund	100.00
JPMorgan U.S. Sustainable Leaders Fund	100.00
JPMorgan U.S. Value Fund	100.00
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2024:
Long-Term Capital Gain Distribution
JPMorgan Equity Income Fund	$487,085
JPMorgan Large Cap Value Fund	144,715
JPMorgan U.S. Applied Data Science Value Fund	6,778
JPMorgan U.S. Equity Fund	272,641
JPMorgan U.S. GARP Equity Fund	7,575
JPMorgan U.S. Large Cap Core Plus Fund	174,775
JPMorgan U.S. Research Enhanced Equity Fund	9,493
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2024:
Qualified Dividend Income
JPMorgan Equity Income Fund	$976,837
JPMorgan Equity Index Fund	124,417
JPMorgan Equity Premium Income Fund	84,287
JPMorgan Hedged Equity Fund	158,875
JPMorgan Hedged Equity 2 Fund	42,150
JPMorgan Hedged Equity 3 Fund	23,662
JPMorgan Large Cap Growth Fund	170,094
JPMorgan Large Cap Value Fund	64,731
JPMorgan U.S. Applied Data Science Value Fund	3,660
JPMorgan U.S. Equity Fund	217,330
JPMorgan U.S. GARP Equity Fund	5,169
JPMorgan U.S. Large Cap Core Plus Fund	3,079
JPMorgan U.S. Research Enhanced Equity Fund	95,982
JPMorgan U.S. Sustainable Leaders Fund	1,738
JPMorgan U.S. Value Fund	82,194

168	J.P. Morgan Large Cap Funds	June 30, 2024

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. June 2024.
AN-LCE-624

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.

Annual Report
J.P. Morgan SmartRetirement® Funds
June 30, 2024
JPMorgan SmartRetirement® Income Fund
JPMorgan SmartRetirement® 2020 Fund
JPMorgan SmartRetirement® 2025 Fund
JPMorgan SmartRetirement® 2030 Fund
JPMorgan SmartRetirement® 2035 Fund
JPMorgan SmartRetirement® 2040 Fund
JPMorgan SmartRetirement® 2045 Fund
JPMorgan SmartRetirement® 2050 Fund
JPMorgan SmartRetirement® 2055 Fund
JPMorgan SmartRetirement® 2060 Fund
JPMorgan SmartRetirement® 2065 Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan SmartRetirement® Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 73.9%
Fixed Income — 49.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	32,870	332,312
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	15,566	110,831
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,113	19,020
JPMorgan High Yield Fund Class R6 Shares (a)	8,788	56,066
Total Fixed Income		518,229
International Equity — 4.9%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	249	7,822
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	707	11,802
JPMorgan International Equity Fund Class R6 Shares (a)	1,630	32,550
Total International Equity		52,174
U.S. Equity — 19.9%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	103	5,641
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	252	5,375
JPMorgan Small Cap Value Fund Class R6 Shares (a)	196	5,344
JPMorgan U.S. Equity Fund Class R6 Shares (a)	3,919	96,850
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	2,265	96,781
Total U.S. Equity		209,991
Total Investment Companies (Cost $691,028)		780,394
Exchange-Traded Funds — 21.6%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	25	2,184
JPMorgan Realty Income ETF (a)	146	6,441
Total Alternative Assets		8,625
Fixed Income — 6.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	304	13,897
JPMorgan Inflation Managed Bond ETF (a)	1,132	52,882
Total Fixed Income		66,779
International Equity — 11.6%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	515	19,671
JPMorgan Global Select Equity ETF (a)	702	42,367
JPMorgan International Research Enhanced Equity ETF (a)	968	60,579
Total International Equity		122,617
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 2.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	338	29,772
Total Exchange-Traded Funds (Cost $197,796)		227,793
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.0% ^
U.S. Treasury Notes 4.13%, 1/31/2025 (Cost $327)	329	327
	SHARES (000)
Short-Term Investments — 4.3%
Investment Companies — 4.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b) (Cost $45,236)	45,236	45,236
Total Investments — 99.8% (Cost $934,387)		1,053,750
Other Assets Less Liabilities — 0.2%		2,619
NET ASSETS — 100.0%		1,056,369

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	1

JPMorgan SmartRetirement® 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 74.0%
Fixed Income — 49.2%
JPMorgan Core Bond Fund Class R6 Shares (a)	39,509	399,439
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	18,711	133,219
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,750	22,912
JPMorgan High Yield Fund Class R6 Shares (a)	10,563	67,390
Total Fixed Income		622,960
International Equity — 4.9%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	299	9,401
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	849	14,171
JPMorgan International Equity Fund Class R6 Shares (a)	1,957	39,074
Total International Equity		62,646
U.S. Equity — 19.9%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	122	6,708
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	305	6,493
JPMorgan Small Cap Value Fund Class R6 Shares (a)	235	6,423
JPMorgan U.S. Equity Fund Class R6 Shares (a)	4,705	116,258
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	2,719	116,176
Total U.S. Equity		252,058
Total Investment Companies (Cost $836,282)		937,664
Exchange-Traded Funds — 21.6%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	29	2,575
JPMorgan Realty Income ETF (a)	173	7,640
Total Alternative Assets		10,215
Fixed Income — 6.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	365	16,703
JPMorgan Inflation Managed Bond ETF (a)	1,361	63,561
Total Fixed Income		80,264
International Equity — 11.6%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	619	23,620
JPMorgan Global Select Equity ETF (a)	842	50,873
JPMorgan International Research Enhanced Equity ETF (a)	1,162	72,720
Total International Equity		147,213
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 2.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	406	35,739
Total Exchange-Traded Funds (Cost $235,725)		273,431
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.0% ^
U.S. Treasury Notes 4.13%, 1/31/2025 (Cost $403)	405	402
	SHARES (000)
Short-Term Investments — 4.1%
Investment Companies — 4.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b) (Cost $51,756)	51,756	51,756
Total Investments — 99.7% (Cost $1,124,166)		1,263,253
Other Assets Less Liabilities — 0.3%		3,795
NET ASSETS — 100.0%		1,267,048

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan SmartRetirement® Funds	June 30, 2024

JPMorgan SmartRetirement® 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 75.0%
Fixed Income — 46.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	82,161	830,650
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	38,909	277,033
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	7,347	44,891
JPMorgan High Yield Fund Class R6 Shares (a)	20,765	132,477
Total Fixed Income		1,285,051
International Equity — 5.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	730	22,925
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,072	34,582
JPMorgan International Equity Fund Class R6 Shares (a)	4,780	95,459
Total International Equity		152,966
U.S. Equity — 22.5%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	300	16,523
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	740	15,755
JPMorgan Small Cap Value Fund Class R6 Shares (a)	573	15,630
JPMorgan U.S. Equity Fund Class R6 Shares (a)	11,501	284,182
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	6,646	283,976
Total U.S. Equity		616,066
Total Investment Companies (Cost $1,864,666)		2,054,083
Exchange-Traded Funds — 22.4%
Alternative Assets — 0.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	70	6,210
JPMorgan Realty Income ETF (a)	422	18,611
Total Alternative Assets		24,821
Fixed Income — 5.2%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	718	32,836
JPMorgan Inflation Managed Bond ETF (a)	2,347	109,591
Total Fixed Income		142,427
International Equity — 13.1%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,510	57,638
JPMorgan Global Select Equity ETF (a)	2,057	124,217
JPMorgan International Research Enhanced Equity ETF (a)	2,838	177,689
Total International Equity		359,544
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 3.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	991	87,211
Total Exchange-Traded Funds (Cost $524,513)		614,003
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2025 (Cost $1,353)	1,361	1,351
	SHARES (000)
Short-Term Investments — 2.3%
Investment Companies — 2.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b) (Cost $62,960)	62,960	62,960
Total Investments — 99.8% (Cost $2,453,492)		2,732,397
Other Assets Less Liabilities — 0.2%		5,670
NET ASSETS — 100.0%		2,738,067

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	3

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 74.8%
Fixed Income — 39.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	106,007	1,071,731
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	50,206	357,466
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,347	50,998
JPMorgan High Yield Fund Class R6 Shares (a)	23,787	151,764
Total Fixed Income		1,631,959
International Equity — 6.5%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	433	13,592
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,035	67,347
JPMorgan International Equity Fund Class R6 Shares (a)	9,328	186,280
Total International Equity		267,219
U.S. Equity — 28.9%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	573	31,487
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	1,435	30,536
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,095	29,898
JPMorgan U.S. Equity Fund Class R6 Shares (a)	22,424	554,096
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	12,957	553,662
Total U.S. Equity		1,199,679
Total Investment Companies (Cost $2,669,885)		3,098,857
Exchange-Traded Funds — 23.6%
Alternative Assets — 1.2%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	140	12,247
JPMorgan Realty Income ETF (a)	816	35,999
Total Alternative Assets		48,246
Fixed Income — 2.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	822	37,618
JPMorgan Inflation Managed Bond ETF (a)	1,323	61,750
Total Fixed Income		99,368
International Equity — 15.9%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,851	70,640
JPMorgan Global Select Equity ETF (a)	4,010	242,217
JPMorgan International Research Enhanced Equity ETF (a)	5,537	346,642
Total International Equity		659,499
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.1%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,926	169,543
Total Exchange-Traded Funds (Cost $819,430)		976,656
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $3,903)	3,922	3,895
	SHARES (000)
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c) (Cost $47,204)	47,204	47,204
Total Investments — 99.6% (Cost $3,540,422)		4,126,612
Other Assets Less Liabilities — 0.4%		18,593
NET ASSETS — 100.0%		4,145,205

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan SmartRetirement® Funds	June 30, 2024

Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	1,341	09/20/2024	USD	72,991	159

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	5

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 73.6%
Fixed Income — 28.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	23,401	236,583
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	99,728	710,062
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,323	32,527
JPMorgan High Yield Fund Class R6 Shares (a)	15,200	96,977
Total Fixed Income		1,076,149
International Equity — 8.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	663	20,801
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,420	73,777
JPMorgan International Equity Fund Class R6 Shares (a)	10,197	203,630
Total International Equity		298,208
U.S. Equity — 36.9%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	7,698	320,390
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	387	21,294
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	957	20,367
JPMorgan Small Cap Value Fund Class R6 Shares (a)	728	19,854
JPMorgan U.S. Equity Fund Class R6 Shares (a)	13,633	336,878
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,878	336,640
JPMorgan Value Advantage Fund Class R6 Shares (a)	8,574	324,081
Total U.S. Equity		1,379,504
Total Investment Companies (Cost $2,054,368)		2,753,861
Exchange-Traded Funds — 24.6%
Alternative Assets — 1.4%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	152	13,349
JPMorgan Realty Income ETF (a)	901	39,705
Total Alternative Assets		53,054
Fixed Income — 0.6%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	526	24,066
International Equity — 19.5%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	2,229	85,099
JPMorgan Global Select Equity ETF (a)	4,378	264,446
JPMorgan International Research Enhanced Equity ETF (a)	6,054	378,986
Total International Equity		728,531
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 3.1%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,298	114,229
Total Exchange-Traded Funds (Cost $789,032)		919,880
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $4,357)	4,378	4,348
	SHARES (000)
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c) (Cost $59,300)	59,300	59,300
Total Investments — 99.9% (Cost $2,907,057)		3,737,389
Other Assets Less Liabilities — 0.1%		5,353
NET ASSETS — 100.0%		3,742,742

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan SmartRetirement® Funds	June 30, 2024

Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	1,210	09/20/2024	USD	65,860	140

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	7

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 70.3%
Fixed Income — 19.2%
JPMorgan Core Bond Fund Class R6 Shares (a)	15,919	160,942
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	67,839	483,014
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,685	22,512
JPMorgan High Yield Fund Class R6 Shares (a)	10,361	66,102
Total Fixed Income		732,570
International Equity — 9.2%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	892	28,013
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,127	85,568
JPMorgan International Equity Fund Class R6 Shares (a)	11,847	236,583
Total International Equity		350,164
U.S. Equity — 41.9%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	8,944	372,248
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	454	24,935
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	1,117	23,772
JPMorgan Small Cap Value Fund Class R6 Shares (a)	848	23,136
JPMorgan U.S. Equity Fund Class R6 Shares (a)	15,827	391,096
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	9,146	390,821
JPMorgan Value Advantage Fund Class R6 Shares (a)	9,962	376,564
Total U.S. Equity		1,602,572
Total Investment Companies (Cost $1,782,563)		2,685,306
Exchange-Traded Funds — 27.8%
Alternative Assets — 1.6%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	178	15,644
JPMorgan Realty Income ETF (a)	1,056	46,561
Total Alternative Assets		62,205
Fixed Income — 0.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	359	16,415
International Equity — 22.3%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	2,730	104,239
JPMorgan Global Select Equity ETF (a)	5,085	307,121
JPMorgan International Research Enhanced Equity ETF (a)	7,033	440,268
Total International Equity		851,628
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 3.5%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,513	133,141
Total Exchange-Traded Funds (Cost $909,408)		1,063,389
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $3,637)	3,655	3,630
	SHARES (000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c) (Cost $67,583)	67,583	67,583
Total Investments — 100.0% (Cost $2,763,191)		3,819,908
Other Assets Less Liabilities — 0.0% ^		832
NET ASSETS — 100.0%		3,820,740

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan SmartRetirement® Funds	June 30, 2024

Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	1,232	09/20/2024	USD	67,058	141

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	9

JPMorgan SmartRetirement® 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 67.4%
Fixed Income — 11.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	7,511	75,941
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	32,015	227,947
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,761	10,758
JPMorgan High Yield Fund Class R6 Shares (a)	3,046	19,431
Total Fixed Income		334,077
International Equity — 10.1%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	810	25,423
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,286	71,539
JPMorgan International Equity Fund Class R6 Shares (a)	9,943	198,557
Total International Equity		295,519
U.S. Equity — 45.9%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	7,513	312,685
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	379	20,836
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	936	19,914
JPMorgan Small Cap Value Fund Class R6 Shares (a)	708	19,340
JPMorgan U.S. Equity Fund Class R6 Shares (a)	13,301	328,662
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,685	328,401
JPMorgan Value Advantage Fund Class R6 Shares (a)	8,367	316,274
Total U.S. Equity		1,346,112
Total Investment Companies (Cost $1,307,113)		1,975,708
Exchange-Traded Funds — 30.8%
Alternative Assets — 1.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	149	13,083
JPMorgan Realty Income ETF (a)	885	39,046
Total Alternative Assets		52,129
Fixed Income — 0.7%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	424	19,373
International Equity — 24.5%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	2,355	89,913
JPMorgan Global Select Equity ETF (a)	4,275	258,174
JPMorgan International Research Enhanced Equity ETF (a)	5,903	369,520
Total International Equity		717,607
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 3.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,269	111,734
Total Exchange-Traded Funds (Cost $775,571)		900,843
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $2,806)	2,820	2,800
	SHARES (000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c) (Cost $53,035)	53,035	53,035
Total Investments — 100.1% (Cost $2,138,525)		2,932,386
Liabilities in Excess of Other Assets — (0.1)%		(3,062)
NET ASSETS — 100.0%		2,929,324

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan SmartRetirement® Funds	June 30, 2024

Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	945	09/20/2024	USD	51,436	110

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	11

JPMorgan SmartRetirement® 2050 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 66.2%
Fixed Income — 7.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	4,476	45,246
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	19,067	135,759
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,066	6,512
JPMorgan High Yield Fund Class R6 Shares (a)	1,844	11,766
Total Fixed Income		199,283
International Equity — 10.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	812	25,509
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,110	68,598
JPMorgan International Equity Fund Class R6 Shares (a)	9,505	189,804
Total International Equity		283,911
U.S. Equity — 48.1%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	7,182	298,913
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	361	19,848
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	893	19,006
JPMorgan Small Cap Value Fund Class R6 Shares (a)	675	18,426
JPMorgan U.S. Equity Fund Class R6 Shares (a)	12,716	314,216
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,348	313,969
JPMorgan Value Advantage Fund Class R6 Shares (a)	7,999	302,367
Total U.S. Equity		1,286,745
Total Investment Companies (Cost $1,133,504)		1,769,939
Exchange-Traded Funds — 32.0%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	143	12,545
JPMorgan Realty Income ETF (a)	849	37,435
Total Alternative Assets		49,980
Fixed Income — 0.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	256	11,710
International Equity — 25.7%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	2,286	87,264
JPMorgan Global Select Equity ETF (a)	4,086	246,778
JPMorgan International Research Enhanced Equity ETF (a)	5,643	353,261
Total International Equity		687,303
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,214	106,898
Total Exchange-Traded Funds (Cost $735,092)		855,891
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $2,261)	2,272	2,256
	SHARES (000)
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c) (Cost $50,997)	50,997	50,997
Total Investments — 100.2% (Cost $1,921,854)		2,679,083
Liabilities in Excess of Other Assets — (0.2)%		(4,597)
NET ASSETS — 100.0%		2,674,486

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan SmartRetirement® Funds	June 30, 2024

Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	862	09/20/2024	USD	46,919	101

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	13

JPMorgan SmartRetirement® 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 66.1%
Fixed Income — 7.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	2,835	28,662
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	12,079	86,000
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	672	4,108
JPMorgan High Yield Fund Class R6 Shares (a)	1,164	7,429
Total Fixed Income		126,199
International Equity — 10.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	515	16,160
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,605	43,482
JPMorgan International Equity Fund Class R6 Shares (a)	6,038	120,573
Total International Equity		180,215
U.S. Equity — 48.1%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	4,562	189,886
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	229	12,606
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	567	12,071
JPMorgan Small Cap Value Fund Class R6 Shares (a)	428	11,672
JPMorgan U.S. Equity Fund Class R6 Shares (a)	8,078	199,598
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	4,668	199,449
JPMorgan Value Advantage Fund Class R6 Shares (a)	5,081	192,082
Total U.S. Equity		817,364
Total Investment Companies (Cost $782,403)		1,123,778
Exchange-Traded Funds — 32.0%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	91	7,947
JPMorgan Realty Income ETF (a)	539	23,780
Total Alternative Assets		31,727
Fixed Income — 0.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	162	7,398
International Equity — 25.7%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,452	55,423
JPMorgan Global Select Equity ETF (a)	2,595	156,758
JPMorgan International Research Enhanced Equity ETF (a)	3,585	224,407
Total International Equity		436,588
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	771	67,897
Total Exchange-Traded Funds (Cost $466,112)		543,610
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $1,630)	1,639	1,627
	SHARES (000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c) (Cost $29,898)	29,898	29,898
Total Investments — 100.0% (Cost $1,280,043)		1,698,913
Liabilities in Excess of Other Assets — (0.0)% ^		(87)
NET ASSETS — 100.0%		1,698,826

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan SmartRetirement® Funds	June 30, 2024

Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	547	09/20/2024	USD	29,773	64

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	15

JPMorgan SmartRetirement® 2060 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 66.1%
Fixed Income — 7.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,127	11,395
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	4,802	34,192
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	275	1,679
JPMorgan High Yield Fund Class R6 Shares (a)	470	2,999
Total Fixed Income		50,265
International Equity — 10.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	206	6,471
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,045	17,438
JPMorgan International Equity Fund Class R6 Shares (a)	2,424	48,412
Total International Equity		72,321
U.S. Equity — 48.1%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	1,832	76,247
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	92	5,055
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	228	4,841
JPMorgan Small Cap Value Fund Class R6 Shares (a)	169	4,613
JPMorgan U.S. Equity Fund Class R6 Shares (a)	3,244	80,144
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	1,874	80,081
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,040	77,124
Total U.S. Equity		328,105
Total Investment Companies (Cost $354,162)		450,691
Exchange-Traded Funds — 32.0%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	37	3,229
JPMorgan Realty Income ETF (a)	216	9,548
Total Alternative Assets		12,777
Fixed Income — 0.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	65	2,959
International Equity — 25.7%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	582	22,228
JPMorgan Global Select Equity ETF (a)	1,042	62,940
JPMorgan International Research Enhanced Equity ETF (a)	1,440	90,103
Total International Equity		175,271
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	309	27,234
Total Exchange-Traded Funds (Cost $188,679)		218,241
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $878)	882	876
	SHARES (000)
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c) (Cost $14,071)	14,071	14,071
Total Investments — 100.3% (Cost $557,790)		683,879
Liabilities in Excess of Other Assets — (0.3)%		(2,075)
NET ASSETS — 100.0%		681,804

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan SmartRetirement® Funds	June 30, 2024

Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	221	09/20/2024	USD	12,029	25

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	17

JPMorgan SmartRetirement® 2065 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 65.7%
Fixed Income — 7.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	48	480
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	202	1,439
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	11	70
JPMorgan High Yield Fund Class R6 Shares (a)	20	124
Total Fixed Income		2,113
International Equity — 10.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	8	270
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	46	770
JPMorgan International Equity Fund Class R6 Shares (a)	107	2,132
Total International Equity		3,172
U.S. Equity — 48.1%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	81	3,359
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	4	222
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	10	212
JPMorgan Small Cap Value Fund Class R6 Shares (a)	7	196
JPMorgan U.S. Equity Fund Class R6 Shares (a)	143	3,530
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	82	3,526
JPMorgan Value Advantage Fund Class R6 Shares (a)	90	3,397
Total U.S. Equity		14,442
Total Investment Companies (Cost $17,731)		19,727
Exchange-Traded Funds — 32.0%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	2	141
JPMorgan Realty Income ETF (a)	9	421
Total Alternative Assets		562
Fixed Income — 0.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	3	126
International Equity — 25.7%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	26	981
JPMorgan Global Select Equity ETF (a)	46	2,772
JPMorgan International Research Enhanced Equity ETF (a)	63	3,968
Total International Equity		7,721
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.0%
SPDR S&P MidCap 400 ETF Trust	2	1,198
Total Exchange-Traded Funds (Cost $8,878)		9,607
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $87)	88	87
	SHARES (000)
Short-Term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c) (Cost $781)	781	781
Total Investments — 100.6% (Cost $27,477)		30,202
Liabilities in Excess of Other Assets — (0.6)%		(171)
NET ASSETS — 100.0%		30,031

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan SmartRetirement® Funds	June 30, 2024

Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	10	09/20/2024	USD	544	1

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	19

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024
(Amounts in thousands, except per share amounts)

	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2020 Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund
ASSETS:
Investments in non-affiliates, at value	$327	$402	$1,351	$3,895
Investments in affiliates, at value	1,053,423	1,262,851	2,731,046	4,122,717
Cash	204	241	293	230
Receivables:
Investment securities sold	6,223	8,650	20,439	41,053
Fund shares sold	891	546	1,430	2,274
Interest from non-affiliates	6	7	23	68
Dividends from affiliates	6	7	9	7
Variation margin on futures contracts	—	—	—	161
Due from adviser	28	28	37	41
Total Assets	1,061,108	1,272,732	2,754,628	4,170,446
LIABILITIES:
Payables:
Investment securities purchased	3,717	3,961	10,981	18,278
Fund shares redeemed	811	1,489	5,179	6,351
Accrued liabilities:
Distribution fees	89	91	163	239
Service fees	48	80	167	275
Custodian and accounting fees	9	11	21	30
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	—	— (a)
Other	65	52	50	68
Total Liabilities	4,739	5,684	16,561	25,241
Net Assets	$1,056,369	$1,267,048	$2,738,067	$4,145,205

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2020 Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund
NET ASSETS:
Paid-in-Capital	$969,340	$1,151,901	$2,493,868	$3,557,977
Total distributable earnings (loss)	87,029	115,147	244,199	587,228
Total Net Assets	$1,056,369	$1,267,048	$2,738,067	$4,145,205
Net Assets:
Class A	$318,319	$286,370	$527,093	$722,632
Class C	3,590	4,438	10,638	11,450
Class I	64,065	77,452	127,346	232,308
Class R2	48,420	66,136	107,228	189,214
Class R3	5,229	8,934	18,500	24,756
Class R4	2,491	12,067	2,515	36,069
Class R5	242,742	270,944	562,799	967,330
Class R6	371,513	540,707	1,381,948	1,961,446
Total	$1,056,369	$1,267,048	$2,738,067	$4,145,205
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	20,661	18,074	31,318	38,722
Class C	234	282	636	624
Class I	4,145	4,859	7,534	12,388
Class R2	3,159	4,197	6,415	10,216
Class R3	341	565	1,106	1,328
Class R4	161	760	149	1,931
Class R5	15,659	16,968	33,243	51,361
Class R6	23,969	33,856	81,590	104,151
Net Asset Value (a):
Class A — Redemption price per share	$15.41	$15.84	$16.83	$18.66
Class C — Offering price per share (b)	15.33	15.76	16.73	18.36
Class I — Offering and redemption price per share	15.46	15.94	16.90	18.75
Class R2 — Offering and redemption price per share	15.33	15.76	16.72	18.52
Class R3 — Offering and redemption price per share	15.35	15.82	16.73	18.64
Class R4 — Offering and redemption price per share	15.45	15.87	16.89	18.68
Class R5 — Offering and redemption price per share	15.50	15.97	16.93	18.83
Class R6 — Offering and redemption price per share	15.50	15.97	16.94	18.83
Class A maximum sales charge	4.50%	4.50%	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$16.14	$16.59	$17.62	$19.54
Cost of investments in non-affiliates	$327	$403	$1,353	$3,903
Cost of investments in affiliates	934,060	1,123,763	2,452,139	3,536,519

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	21

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan SmartRetirement® 2035 Fund	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund
ASSETS:
Investments in non-affiliates, at value	$4,348	$3,630	$2,800	$2,256
Investments in affiliates, at value	3,733,041	3,816,278	2,929,586	2,676,827
Cash	235	265	206	194
Receivables:
Investment securities sold	37,505	39,948	31,931	29,051
Fund shares sold	2,191	2,572	2,424	2,786
Interest from non-affiliates	75	63	49	39
Dividends from affiliates	9	10	8	7
Variation margin on futures contracts	145	147	113	103
Due from adviser	40	37	35	33
Total Assets	3,777,589	3,862,950	2,967,152	2,711,296
LIABILITIES:
Payables:
Investment securities purchased	28,890	37,241	32,445	32,665
Fund shares redeemed	5,442	4,425	4,964	3,727
Accrued liabilities:
Distribution fees	214	208	167	152
Service fees	221	245	173	181
Custodian and accounting fees	27	27	21	19
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)	— (a)
Other	53	64	58	66
Total Liabilities	34,847	42,210	37,828	36,810
Net Assets	$3,742,742	$3,820,740	$2,929,324	$2,674,486

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2035 Fund	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund
NET ASSETS:
Paid-in-Capital	$2,897,392	$2,731,784	$2,106,737	$1,930,813
Total distributable earnings (loss)	845,350	1,088,956	822,587	743,673
Total Net Assets	$3,742,742	$3,820,740	$2,929,324	$2,674,486
Net Assets:
Class A	$641,357	$637,489	$510,708	$437,142
Class C	8,316	11,477	6,485	8,113
Class I	150,008	202,471	117,835	160,188
Class R2	176,699	160,943	132,296	129,170
Class R3	26,742	21,036	19,601	24,647
Class R4	3,053	43,150	2,502	9,723
Class R5	728,966	871,347	578,627	647,383
Class R6	2,007,601	1,872,827	1,561,270	1,258,120
Total	$3,742,742	$3,820,740	$2,929,324	$2,674,486
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	32,403	29,485	23,472	19,739
Class C	427	547	306	377
Class I	7,512	9,309	5,378	7,180
Class R2	8,991	7,533	6,153	5,907
Class R3	1,360	973	907	1,119
Class R4	153	1,993	115	437
Class R5	36,452	39,880	26,336	28,920
Class R6	100,354	85,714	71,067	56,152
Net Asset Value (a):
Class A — Redemption price per share	$19.79	$21.62	$21.76	$22.15
Class C — Offering price per share (b)	19.47	20.97	21.18	21.53
Class I — Offering and redemption price per share	19.97	21.75	21.91	22.31
Class R2 — Offering and redemption price per share	19.65	21.37	21.50	21.87
Class R3 — Offering and redemption price per share	19.66	21.62	21.63	22.02
Class R4 — Offering and redemption price per share	19.98	21.65	21.88	22.25
Class R5 — Offering and redemption price per share	20.00	21.85	21.97	22.39
Class R6 — Offering and redemption price per share	20.01	21.85	21.97	22.41
Class A maximum sales charge	4.50%	4.50%	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$20.72	$22.64	$22.79	$23.19
Cost of investments in non-affiliates	$4,357	$3,637	$2,806	$2,261
Cost of investments in affiliates	2,902,700	2,759,554	2,135,719	1,919,593

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	23

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan SmartRetirement® 2055 Fund	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund
ASSETS:
Investments in non-affiliates, at value	$1,627	$876	$1,285
Investments in affiliates, at value	1,697,286	683,003	28,917
Cash	126	54	3
Foreign currency, at value	1	—	—
Receivables:
Investment securities sold	21,176	6,502	217
Fund shares sold	2,514	1,169	178
Interest from non-affiliates	28	15	2
Dividends from non-affiliates	—	—	4
Dividends from affiliates	4	2	— (a)
Variation margin on futures contracts	65	26	1
Due from adviser	30	22	—
Other assets	—	—	32
Total Assets	1,722,857	691,669	30,639
LIABILITIES:
Payables:
Investment securities purchased	20,506	7,974	366
Fund shares redeemed	3,227	1,787	200
Accrued liabilities:
Investment advisory fees	—	—	3
Distribution fees	101	22	1
Service fees	111	36	1
Custodian and accounting fees	13	8	7
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)
Other	73	38	30
Total Liabilities	24,031	9,865	608
Net Assets	$1,698,826	$681,804	$30,031

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2055 Fund	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund
NET ASSETS:
Paid-in-Capital	$1,300,321	$570,241	$27,207
Total distributable earnings (loss)	398,505	111,563	2,824
Total Net Assets	$1,698,826	$681,804	$30,031
Net Assets:
Class A	$260,250	$65,268	$2,999
Class C	5,521	3,257	97
Class I	71,133	33,157	313
Class R2	101,778	13,477	46
Class R3	11,986	8,815	55
Class R4	1,248	5,579	27
Class R5	445,333	167,313	10,489
Class R6	801,577	384,938	16,005
Total	$1,698,826	$681,804	$30,031
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	9,731	2,886	152
Class C	211	146	5
Class I	2,649	1,460	16
Class R2	3,840	601	2
Class R3	450	389	3
Class R4	46	246	1
Class R5	16,545	7,364	527
Class R6	29,750	16,902	804
Net Asset Value (a):
Class A — Redemption price per share	$26.74	$22.62	$19.81
Class C — Offering price per share (b)	26.20	22.26	19.72
Class I — Offering and redemption price per share	26.86	22.71	19.86
Class R2 — Offering and redemption price per share	26.51	22.45	19.83
Class R3 — Offering and redemption price per share	26.60	22.60	19.85
Class R4 — Offering and redemption price per share	26.89	22.65	19.88
Class R5 — Offering and redemption price per share	26.92	22.72	19.89
Class R6 — Offering and redemption price per share	26.94	22.77	19.91
Class A maximum sales charge	4.50%	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$28.00	$23.69	$20.74
Cost of investments in non-affiliates	$1,630	$878	$1,220
Cost of investments in affiliates	1,278,413	556,912	26,257
Cost of foreign currency	1	—	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	25

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024
(Amounts in thousands)

	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2020 Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$129	$155	$237	$304
Interest income from affiliates	3	— (a)	3	1
Dividend income from affiliates	36,758	46,892	92,047	119,797
Total investment income	36,890	47,047	92,287	120,102
EXPENSES:
Distribution fees:
Class A	822	776	1,378	1,830
Class C	33	41	91	98
Class R2	232	342	552	926
Class R3	13	23	47	60
Service fees:
Class A	822	776	1,378	1,830
Class C	11	14	30	33
Class I	166	214	345	574
Class R2	116	171	276	463
Class R3	13	23	47	60
Class R4	8	33	8	88
Class R5	265	320	653	1,032
Custodian and accounting fees	30	38	76	109
Interest expense to affiliates	—	— (a)	1	1
Professional fees	41	41	48	53
Trustees’ and Chief Compliance Officer’s fees	29	30	36	40
Printing and mailing costs	37	34	39	46
Registration and filing fees	107	97	111	116
Transfer agency fees (See Note 2.I.)	116	83	112	138
Other	22	25	46	56
Total expenses	2,883	3,081	5,274	7,553
Less fees waived	(612)	(349)	(422)	(551)
Less expense reimbursements	(278)	(277)	(365)	(428)
Net expenses	1,993	2,455	4,487	6,574
Net investment income (loss)	34,897	44,592	87,800	113,528

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2020 Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(7)	$(9)	$(9)	$(9)
Investments in affiliates	14,781	35,872	46,351	81,847
Futures contracts	(2,163)	(2,769)	(3,985)	3,060
Foreign currency transactions	88	57	203	8
Net realized gain (loss)	12,699	33,151	42,560	84,906
Distribution of capital gains received from investment company affiliates	1,713	2,236	5,484	9,827
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	20	25	19	17
Investments in affiliates	51,604	46,953	155,825	285,793
Futures contracts	592	795	870	412
Foreign currency translations	(103)	(66)	(236)	(31)
Change in net unrealized appreciation/depreciation	52,113	47,707	156,478	286,191
Net realized/unrealized gains (losses)	66,525	83,094	204,522	380,924
Change in net assets resulting from operations	$101,422	$127,686	$292,322	$494,452
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	27

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024 (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2035 Fund	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$267	$325	$247	$284
Interest income from affiliates	9	1	10	7
Dividend income from affiliates	92,449	82,935	56,576	47,367
Total investment income	92,725	83,261	56,833	47,658
EXPENSES:
Distribution fees:
Class A	1,549	1,564	1,220	1,024
Class C	63	83	46	59
Class R2	854	778	627	608
Class R3	67	52	50	60
Service fees:
Class A	1,549	1,564	1,220	1,024
Class C	21	27	15	20
Class I	347	477	274	367
Class R2	427	389	313	304
Class R3	67	52	50	60
Class R4	8	97	6	21
Class R5	755	883	606	640
Custodian and accounting fees	95	96	76	65
Interest expense to affiliates	1	1	— (a)	— (a)
Professional fees	51	50	48	46
Trustees’ and Chief Compliance Officer’s fees	38	38	35	34
Printing and mailing costs	49	51	48	45
Registration and filing fees	123	103	122	142
Transfer agency fees (See Note 2.I.)	122	128	104	92
Other	54	57	46	41
Total expenses	6,240	6,490	4,906	4,652
Less fees waived	(468)	(478)	(375)	(317)
Less expense reimbursements	(420)	(402)	(384)	(384)
Net expenses	5,352	5,610	4,147	3,951
Net investment income (loss)	87,373	77,651	52,686	43,707

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2035 Fund	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(4)	$181	$(6)	$660
Investments in affiliates	115,361	150,110	105,410	83,659
Futures contracts	(2,589)	(5,358)	(3,982)	(3,330)
Foreign currency transactions	210	15	269	261
Net realized gain (loss)	112,978	144,948	101,691	81,250
Distribution of capital gains received from investment company affiliates	27,054	31,291	26,040	23,714
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	9	23	15	35
Investments in affiliates	274,105	300,766	269,414	268,444
Futures contracts	2,015	2,987	2,273	1,925
Foreign currency translations	(244)	(85)	(316)	(308)
Change in net unrealized appreciation/depreciation	275,885	303,691	271,386	270,096
Net realized/unrealized gains (losses)	415,917	479,930	399,117	375,060
Change in net assets resulting from operations	$503,290	$557,581	$451,803	$418,767
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	29

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024 (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2055 Fund	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$137	$60	$3
Interest income from affiliates	— (a)	—	—
Dividend income from non-affiliates	—	—	7
Dividend income from affiliates	29,634	10,895	209
Total investment income	29,771	10,955	219
EXPENSES:
Distribution fees:
Class A	596	134	4
Class C	42	20	— (a)
Class R2	474	58	— (a)
Class R3	31	20	— (a)
Service fees:
Class A	596	134	4
Class C	14	7	— (a)
Class I	170	66	1
Class R2	237	29	— (a)
Class R3	31	20	— (a)
Class R4	3	11	— (a)
Class R5	419	155	2
Custodian and accounting fees	44	25	30
Interest expense to affiliates	1	—	1
Professional fees	43	40	39
Trustees’ and Chief Compliance Officer’s fees	31	27	26
Printing and mailing costs	48	49	34
Registration and filing fees	132	118	84
Transfer agency fees (See Note 2.I.)	62	34	6
Offering costs (See Note 2.G.)	—	—	58
Other	26	19	8
Total expenses	3,000	966	297
Less fees waived	(188)	(54)	(2)
Less expense reimbursements	(342)	(291)	(284)
Net expenses	2,470	621	11
Net investment income (loss)	27,301	10,334	208

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2055 Fund	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$129	$(1)	$1
Investments in affiliates	24,156	123	(34)
Futures contracts	(2,254)	(668)	(18)
Foreign currency transactions	80	38	—
Net realized gain (loss)	22,111	(508)	(51)
Distribution of capital gains received from investment company affiliates	14,804	5,329	79
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	14	2	60
Investments in affiliates	198,931	85,301	2,410
Futures contracts	1,255	438	1
Foreign currency translations	(92)	(45)	—
Change in net unrealized appreciation/depreciation	200,108	85,696	2,471
Net realized/unrealized gains (losses)	237,023	90,517	2,499
Change in net assets resulting from operations	$264,324	$100,851	$2,707
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	31

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan SmartRetirement® Income Fund		JPMorgan SmartRetirement® 2020 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$34,897	$38,104	$44,592	$50,891
Net realized gain (loss)	12,699	(40,171)	33,151	(40,811)
Distributions of capital gains received from investment company affiliates	1,713	10,666	2,236	14,163
Change in net unrealized appreciation/depreciation	52,113	79,297	47,707	87,975
Change in net assets resulting from operations	101,422	87,896	127,686	112,218
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(10,051)	(15,112)	(9,371)	(18,025)
Class C	(104)	(196)	(119)	(311)
Class I	(2,157)	(3,499)	(2,784)	(5,830)
Class R2	(1,248)	(1,950)	(1,838)	(3,575)
Class R3	(142)	(268)	(267)	(446)
Class R4	(73)	(229)	(415)	(893)
Class R5	(9,230)	(14,057)	(11,840)	(22,175)
Class R6	(12,954)	(25,420)	(20,743)	(39,299)
Total distributions to shareholders	(35,959)	(60,731)	(47,377)	(90,554)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(222,076)	(365,771)	(462,482)	(567,851)
NET ASSETS:
Change in net assets	(156,613)	(338,606)	(382,173)	(546,187)
Beginning of period	1,212,982	1,551,588	1,649,221	2,195,408
End of period	$1,056,369	$1,212,982	$1,267,048	$1,649,221
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2025 Fund		JPMorgan SmartRetirement® 2030 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$87,800	$93,518	$113,528	$112,516
Net realized gain (loss)	42,560	(79,294)	84,906	(92,911)
Distributions of capital gains received from investment company affiliates	5,484	32,603	9,827	53,751
Change in net unrealized appreciation/depreciation	156,478	218,525	286,191	365,772
Change in net assets resulting from operations	292,322	265,352	494,452	439,128
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(14,772)	(41,919)	(17,174)	(59,272)
Class C	(228)	(1,040)	(241)	(1,092)
Class I	(4,110)	(13,374)	(5,818)	(21,185)
Class R2	(2,617)	(7,810)	(3,815)	(14,152)
Class R3	(494)	(1,403)	(543)	(1,905)
Class R4	(61)	(522)	(876)	(3,222)
Class R5	(21,915)	(56,639)	(30,324)	(94,601)
Class R6	(45,726)	(119,167)	(54,753)	(166,657)
Total distributions to shareholders	(89,923)	(241,874)	(113,544)	(362,086)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(751,497)	(668,739)	(760,901)	(509,123)
NET ASSETS:
Change in net assets	(549,098)	(645,261)	(379,993)	(432,081)
Beginning of period	3,287,165	3,932,426	4,525,198	4,957,279
End of period	$2,738,067	$3,287,165	$4,145,205	$4,525,198
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	33

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2035 Fund		JPMorgan SmartRetirement® 2040 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$87,373	$84,152	$77,651	$78,189
Net realized gain (loss)	112,978	(153,691)	144,948	(172,672)
Distributions of capital gains received from investment company affiliates	27,054	65,574	31,291	75,504
Change in net unrealized appreciation/depreciation	275,885	437,407	303,691	512,896
Change in net assets resulting from operations	503,290	433,442	557,581	493,917
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(12,132)	(50,912)	(10,808)	(57,312)
Class C	(115)	(736)	(135)	(1,006)
Class I	(2,972)	(14,859)	(3,558)	(21,497)
Class R2	(2,874)	(12,742)	(2,281)	(13,697)
Class R3	(495)	(2,328)	(338)	(1,882)
Class R4	(47)	(574)	(754)	(3,464)
Class R5	(19,148)	(72,314)	(19,750)	(99,655)
Class R6	(46,277)	(167,207)	(38,566)	(177,119)
Total distributions to shareholders	(84,060)	(321,672)	(76,190)	(375,632)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(564,673)	(365,084)	(624,676)	(325,819)
NET ASSETS:
Change in net assets	(145,443)	(253,314)	(143,285)	(207,534)
Beginning of period	3,888,185	4,141,499	3,964,025	4,171,559
End of period	$3,742,742	$3,888,185	$3,820,740	$3,964,025
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2045 Fund		JPMorgan SmartRetirement® 2050 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$52,686	$52,947	$43,707	$47,189
Net realized gain (loss)	101,691	(121,280)	81,250	(137,344)
Distributions of capital gains received from investment company affiliates	26,040	61,225	23,714	58,031
Change in net unrealized appreciation/depreciation	271,386	409,567	270,096	398,022
Change in net assets resulting from operations	451,803	402,459	418,767	365,898
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(7,273)	(49,105)	(5,894)	(36,745)
Class C	(66)	(616)	(74)	(684)
Class I	(1,847)	(14,296)	(2,291)	(17,422)
Class R2	(1,581)	(11,506)	(1,434)	(10,720)
Class R3	(262)	(1,916)	(316)	(2,060)
Class R4	(34)	(438)	(135)	(816)
Class R5	(12,521)	(71,106)	(12,257)	(82,000)
Class R6	(28,324)	(157,209)	(21,359)	(122,119)
Total distributions to shareholders	(51,908)	(306,192)	(43,760)	(272,566)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(507,832)	(165,609)	(400,215)	(249,118)
NET ASSETS:
Change in net assets	(107,937)	(69,342)	(25,208)	(155,786)
Beginning of period	3,037,261	3,106,603	2,699,694	2,855,480
End of period	$2,929,324	$3,037,261	$2,674,486	$2,699,694
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	35

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2055 Fund		JPMorgan SmartRetirement® 2060 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$27,301	$27,814	$10,334	$9,375
Net realized gain (loss)	22,111	(70,838)	(508)	(22,473)
Distributions of capital gains received from investment company affiliates	14,804	33,601	5,329	10,664
Change in net unrealized appreciation/depreciation	200,108	231,236	85,696	76,844
Change in net assets resulting from operations	264,324	221,813	100,851	74,410
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,445)	(19,332)	(770)	(2,062)
Class C	(54)	(452)	(26)	(114)
Class I	(1,120)	(7,497)	(383)	(1,575)
Class R2	(1,099)	(7,574)	(140)	(537)
Class R3	(159)	(957)	(106)	(359)
Class R4	(14)	(198)	(71)	(170)
Class R5	(7,883)	(39,410)	(2,939)	(8,006)
Class R6	(13,509)	(73,628)	(5,751)	(20,100)
Total distributions to shareholders	(27,283)	(149,048)	(10,186)	(32,923)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(225,756)	7,929	(15,011)	102,138
NET ASSETS:
Change in net assets	11,285	80,694	75,654	143,625
Beginning of period	1,687,541	1,606,847	606,150	462,525
End of period	$1,698,826	$1,687,541	$681,804	$606,150
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2065 Fund
	Year Ended June 30, 2024	Period Ended June 30, 2023 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$208	$22
Net realized gain (loss)	(51)	1
Distributions of capital gains received from investment company affiliates	79	22
Change in net unrealized appreciation/depreciation	2,471	255
Change in net assets resulting from operations	2,707	300
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(21)	— (b)
Class C	(1)	— (b)
Class I	(2)	— (b)
Class R2	— (b)	— (b)
Class R3	— (b)	— (b)
Class R4	— (b)	— (b)
Class R5	(9)	(1)
Class R6	(138)	(11)
Total distributions to shareholders	(171)	(12)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	23,379	3,828
NET ASSETS:
Change in net assets	25,915	4,116
Beginning of period	4,116	—
End of period	$30,031	$4,116

(a)
Commencement of operations was November 1, 2022.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	37

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Income Fund		JPMorgan SmartRetirement® 2020 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$21,388	$26,322	$23,735	$31,346
Distributions reinvested	9,715	14,570	8,938	17,252
Cost of shares redeemed	(90,563)	(96,057)	(118,508)	(140,759)
Change in net assets resulting from Class A capital transactions	(59,460)	(55,165)	(85,835)	(92,161)
Class C
Proceeds from shares issued	190	622	212	268
Distributions reinvested	104	194	116	306
Cost of shares redeemed	(2,359)	(2,213)	(2,869)	(3,070)
Change in net assets resulting from Class C capital transactions	(2,065)	(1,397)	(2,541)	(2,496)
Class I
Proceeds from shares issued	7,415	8,300	6,892	10,730
Distributions reinvested	2,138	3,462	2,766	5,800
Cost of shares redeemed	(21,784)	(32,805)	(38,446)	(72,243)
Change in net assets resulting from Class I capital transactions	(12,231)	(21,043)	(28,788)	(55,713)
Class R2
Proceeds from shares issued	8,536	8,770	8,936	9,107
Distributions reinvested	1,232	1,922	1,827	3,526
Cost of shares redeemed	(12,347)	(15,843)	(25,004)	(27,385)
Change in net assets resulting from Class R2 capital transactions	(2,579)	(5,151)	(14,241)	(14,752)
Class R3
Proceeds from shares issued	1,061	1,551	1,962	2,539
Distributions reinvested	101	215	219	373
Cost of shares redeemed	(1,988)	(5,998)	(2,983)	(18,836)
Change in net assets resulting from Class R3 capital transactions	(826)	(4,232)	(802)	(15,924)
Class R4
Proceeds from shares issued	364	3,091	407	14,643
Distributions reinvested	73	229	415	893
Cost of shares redeemed	(3,138)	(2,066)	(4,453)	(5,877)
Change in net assets resulting from Class R4 capital transactions	(2,701)	1,254	(3,631)	9,659
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® Income Fund		JPMorgan SmartRetirement® 2020 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$38,397	$62,300	$39,180	$34,404
Distributions reinvested	9,202	13,619	11,830	21,803
Cost of shares redeemed	(114,751)	(169,815)	(175,100)	(329,023)
Change in net assets resulting from Class R5 capital transactions	(67,152)	(93,896)	(124,090)	(272,816)
Class R6
Proceeds from shares issued	75,520	91,207	101,391	127,228
Distributions reinvested	12,361	24,117	19,766	37,214
Cost of shares redeemed	(162,943)	(301,465)	(323,711)	(288,090)
Change in net assets resulting from Class R6 capital transactions	(75,062)	(186,141)	(202,554)	(123,648)
Total change in net assets resulting from capital transactions	$(222,076)	$(365,771)	$(462,482)	$(567,851)
SHARE TRANSACTIONS:
Class A
Issued	1,470	1,862	1,576	2,148
Reinvested	661	1,055	590	1,211
Redeemed	(6,221)	(6,794)	(7,908)	(9,646)
Change in Class A Shares	(4,090)	(3,877)	(5,742)	(6,287)
Class C
Issued	13	44	14	18
Reinvested	7	14	8	21
Redeemed	(162)	(158)	(192)	(211)
Change in Class C Shares	(142)	(100)	(170)	(172)
Class I
Issued	498	581	456	730
Reinvested	145	250	182	405
Redeemed	(1,472)	(2,298)	(2,529)	(4,855)
Change in Class I Shares	(829)	(1,467)	(1,891)	(3,720)
Class R2
Issued	579	619	588	629
Reinvested	84	139	121	248
Redeemed	(848)	(1,123)	(1,668)	(1,882)
Change in Class R2 Shares	(185)	(365)	(959)	(1,005)
Class R3
Issued	73	107	129	175
Reinvested	7	16	15	26
Redeemed	(137)	(432)	(197)	(1,326)
Change in Class R3 Shares	(57)	(309)	(53)	(1,125)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	39

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® Income Fund		JPMorgan SmartRetirement® 2020 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R4
Issued	25	223	28	1,032
Reinvested	5	17	27	63
Redeemed	(221)	(144)	(296)	(403)
Change in Class R4 Shares	(191)	96	(241)	692
Class R5
Issued	2,640	4,422	2,601	2,333
Reinvested	622	981	776	1,520
Redeemed	(7,808)	(12,034)	(11,570)	(22,537)
Change in Class R5 Shares	(4,546)	(6,631)	(8,193)	(18,684)
Class R6
Issued	5,119	6,403	6,690	8,609
Reinvested	836	1,739	1,298	2,595
Redeemed	(11,038)	(21,129)	(21,247)	(19,545)
Change in Class R6 Shares	(5,083)	(12,987)	(13,259)	(8,341)
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2025 Fund		JPMorgan SmartRetirement® 2030 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$56,941	$77,003	$82,391	$91,866
Distributions reinvested	14,007	39,757	16,471	56,778
Cost of shares redeemed	(187,765)	(235,997)	(229,080)	(240,271)
Change in net assets resulting from Class A capital transactions	(116,817)	(119,237)	(130,218)	(91,627)
Class C
Proceeds from shares issued	780	1,143	1,441	1,332
Distributions reinvested	221	1,008	233	1,046
Cost of shares redeemed	(5,946)	(6,584)	(5,433)	(4,959)
Change in net assets resulting from Class C capital transactions	(4,945)	(4,433)	(3,759)	(2,581)
Class I
Proceeds from shares issued	16,958	22,165	39,942	38,319
Distributions reinvested	4,087	13,327	5,769	21,052
Cost of shares redeemed	(68,869)	(104,932)	(86,137)	(125,186)
Change in net assets resulting from Class I capital transactions	(47,824)	(69,440)	(40,426)	(65,815)
Class R2
Proceeds from shares issued	13,919	15,411	25,548	29,929
Distributions reinvested	2,595	7,716	3,794	14,054
Cost of shares redeemed	(38,327)	(37,388)	(49,988)	(55,551)
Change in net assets resulting from Class R2 capital transactions	(21,813)	(14,261)	(20,646)	(11,568)
Class R3
Proceeds from shares issued	4,775	3,468	8,579	7,348
Distributions reinvested	423	1,188	435	1,600
Cost of shares redeemed	(6,943)	(9,107)	(9,180)	(41,176)
Change in net assets resulting from Class R3 capital transactions	(1,745)	(4,451)	(166)	(32,228)
Class R4
Proceeds from shares issued	213	2,482	2,072	29,529
Distributions reinvested	61	521	876	3,222
Cost of shares redeemed	(2,163)	(5,872)	(6,841)	(10,859)
Change in net assets resulting from Class R4 capital transactions	(1,889)	(2,869)	(3,893)	21,892
Class R5
Proceeds from shares issued	69,631	92,167	122,864	128,327
Distributions reinvested	21,834	54,670	30,221	91,106
Cost of shares redeemed	(328,433)	(466,999)	(393,419)	(574,502)
Change in net assets resulting from Class R5 capital transactions	(236,968)	(320,162)	(240,334)	(355,069)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2025 Fund		JPMorgan SmartRetirement® 2030 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$249,913	$321,519	$369,403	$442,928
Distributions reinvested	43,895	114,045	52,613	158,437
Cost of shares redeemed	(613,304)	(569,450)	(743,475)	(573,492)
Change in net assets resulting from Class R6 capital transactions	(319,496)	(133,886)	(321,459)	27,873
Total change in net assets resulting from capital transactions	$(751,497)	$(668,739)	$(760,901)	$(509,123)
SHARE TRANSACTIONS:
Class A
Issued	3,572	5,010	4,729	5,547
Reinvested	875	2,665	939	3,546
Redeemed	(11,893)	(15,446)	(13,303)	(14,559)
Change in Class A Shares	(7,446)	(7,771)	(7,635)	(5,466)
Class C
Issued	49	76	86	83
Reinvested	14	68	13	66
Redeemed	(379)	(432)	(314)	(305)
Change in Class C Shares	(316)	(288)	(215)	(156)
Class I
Issued	1,054	1,437	2,251	2,293
Reinvested	254	890	328	1,309
Redeemed	(4,286)	(6,724)	(4,909)	(7,395)
Change in Class I Shares	(2,978)	(4,397)	(2,330)	(3,793)
Class R2
Issued	877	1,013	1,470	1,814
Reinvested	163	520	218	884
Redeemed	(2,438)	(2,443)	(2,892)	(3,373)
Change in Class R2 Shares	(1,398)	(910)	(1,204)	(675)
Class R3
Issued	302	226	491	445
Reinvested	26	80	25	100
Redeemed	(435)	(597)	(525)	(2,579)
Change in Class R3 Shares	(107)	(291)	(9)	(2,034)
Class R4
Issued	13	157	118	1,856
Reinvested	4	35	50	201
Redeemed	(139)	(386)	(400)	(660)
Change in Class R4 Shares	(122)	(194)	(232)	1,397
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2025 Fund		JPMorgan SmartRetirement® 2030 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R5
Issued	4,339	5,970	6,967	7,677
Reinvested	1,358	3,645	1,709	5,638
Redeemed	(20,559)	(30,539)	(22,436)	(34,877)
Change in Class R5 Shares	(14,862)	(20,924)	(13,760)	(21,562)
Class R6
Issued	15,607	20,822	21,043	26,541
Reinvested	2,730	7,603	2,979	9,812
Redeemed	(38,120)	(36,891)	(42,112)	(34,360)
Change in Class R6 Shares	(19,783)	(8,466)	(18,090)	1,993
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2035 Fund		JPMorgan SmartRetirement® 2040 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$85,907	$86,809	$76,052	$84,040
Distributions reinvested	11,553	48,328	10,335	54,651
Cost of shares redeemed	(170,834)	(217,690)	(183,764)	(179,580)
Change in net assets resulting from Class A capital transactions	(73,374)	(82,553)	(97,377)	(40,889)
Class C
Proceeds from shares issued	1,096	1,449	1,861	1,329
Distributions reinvested	110	713	134	992
Cost of shares redeemed	(2,866)	(3,530)	(3,301)	(3,269)
Change in net assets resulting from Class C capital transactions	(1,660)	(1,368)	(1,306)	(948)
Class I
Proceeds from shares issued	33,333	25,755	33,475	32,288
Distributions reinvested	2,966	14,853	3,544	21,435
Cost of shares redeemed	(57,093)	(103,929)	(71,373)	(118,544)
Change in net assets resulting from Class I capital transactions	(20,794)	(63,321)	(34,354)	(64,821)
Class R2
Proceeds from shares issued	29,155	25,670	28,256	25,006
Distributions reinvested	2,851	12,610	2,265	13,533
Cost of shares redeemed	(48,174)	(37,098)	(47,229)	(39,356)
Change in net assets resulting from Class R2 capital transactions	(16,168)	1,182	(16,708)	(817)
Class R3
Proceeds from shares issued	6,641	6,904	6,673	7,121
Distributions reinvested	434	2,081	280	1,621
Cost of shares redeemed	(11,470)	(11,957)	(9,124)	(38,579)
Change in net assets resulting from Class R3 capital transactions	(4,395)	(2,972)	(2,171)	(29,837)
Class R4
Proceeds from shares issued	936	1,043	2,568	29,875
Distributions reinvested	47	573	754	3,464
Cost of shares redeemed	(2,495)	(6,322)	(1,601)	(7,946)
Change in net assets resulting from Class R4 capital transactions	(1,512)	(4,706)	1,721	25,393
Class R5
Proceeds from shares issued	108,854	122,598	111,268	133,085
Distributions reinvested	19,085	67,957	19,674	94,475
Cost of shares redeemed	(287,855)	(486,451)	(307,950)	(560,826)
Change in net assets resulting from Class R5 capital transactions	(159,916)	(295,896)	(177,008)	(333,266)
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2035 Fund		JPMorgan SmartRetirement® 2040 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$363,974	$447,280	$339,380	$431,963
Distributions reinvested	44,591	160,604	37,055	169,696
Cost of shares redeemed	(695,419)	(523,334)	(673,908)	(482,293)
Change in net assets resulting from Class R6 capital transactions	(286,854)	84,550	(297,473)	119,366
Total change in net assets resulting from capital transactions	$(564,673)	$(365,084)	$(624,676)	$(325,819)
SHARE TRANSACTIONS:
Class A
Issued	4,690	5,096	3,856	4,599
Reinvested	629	2,950	520	3,130
Redeemed	(9,509)	(12,858)	(9,472)	(9,855)
Change in Class A Shares	(4,190)	(4,812)	(5,096)	(2,126)
Class C
Issued	61	86	97	73
Reinvested	6	44	7	59
Redeemed	(161)	(212)	(173)	(182)
Change in Class C Shares	(94)	(82)	(69)	(50)
Class I
Issued	1,780	1,505	1,649	1,754
Reinvested	160	899	178	1,221
Redeemed	(3,111)	(5,956)	(3,627)	(6,304)
Change in Class I Shares	(1,171)	(3,552)	(1,800)	(3,329)
Class R2
Issued	1,596	1,512	1,441	1,384
Reinvested	156	775	115	784
Redeemed	(2,664)	(2,190)	(2,410)	(2,176)
Change in Class R2 Shares	(912)	97	(854)	(8)
Class R3
Issued	366	408	341	391
Reinvested	24	128	14	93
Redeemed	(634)	(710)	(462)	(2,207)
Change in Class R3 Shares	(244)	(174)	(107)	(1,723)
Class R4
Issued	50	59	130	1,715
Reinvested	3	35	38	198
Redeemed	(143)	(370)	(80)	(438)
Change in Class R4 Shares	(90)	(276)	88	1,475
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	45

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2035 Fund		JPMorgan SmartRetirement® 2040 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R5
Issued	5,883	7,124	5,530	7,207
Reinvested	1,031	4,106	982	5,351
Redeemed	(15,710)	(28,750)	(15,534)	(31,015)
Change in Class R5 Shares	(8,796)	(17,520)	(9,022)	(18,457)
Class R6
Issued	19,681	26,006	16,966	23,373
Reinvested	2,409	9,703	1,850	9,619
Redeemed	(37,613)	(30,413)	(33,740)	(26,177)
Change in Class R6 Shares	(15,523)	5,296	(14,924)	6,815
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2045 Fund		JPMorgan SmartRetirement® 2050 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$71,128	$81,021	$72,431	$77,567
Distributions reinvested	6,892	46,618	5,597	34,664
Cost of shares redeemed	(143,674)	(155,369)	(116,077)	(123,346)
Change in net assets resulting from Class A capital transactions	(65,654)	(27,730)	(38,049)	(11,115)
Class C
Proceeds from shares issued	1,275	630	1,272	1,025
Distributions reinvested	65	607	72	668
Cost of shares redeemed	(1,968)	(1,464)	(2,322)	(1,339)
Change in net assets resulting from Class C capital transactions	(628)	(227)	(978)	354
Class I
Proceeds from shares issued	25,283	24,074	30,831	37,335
Distributions reinvested	1,840	14,249	2,289	17,407
Cost of shares redeemed	(44,483)	(86,382)	(59,585)	(94,908)
Change in net assets resulting from Class I capital transactions	(17,360)	(48,059)	(26,465)	(40,166)
Class R2
Proceeds from shares issued	21,059	20,558	24,578	25,923
Distributions reinvested	1,553	11,298	1,424	10,590
Cost of shares redeemed	(33,159)	(30,489)	(35,833)	(31,657)
Change in net assets resulting from Class R2 capital transactions	(10,547)	1,367	(9,831)	4,856
Class R3
Proceeds from shares issued	6,461	4,667	6,029	6,142
Distributions reinvested	236	1,765	280	1,836
Cost of shares redeemed	(9,874)	(8,081)	(8,220)	(10,593)
Change in net assets resulting from Class R3 capital transactions	(3,177)	(1,649)	(1,911)	(2,615)
Class R4
Proceeds from shares issued	394	1,745	1,545	5,583
Distributions reinvested	34	438	135	816
Cost of shares redeemed	(896)	(4,761)	(1,070)	(6,103)
Change in net assets resulting from Class R4 capital transactions	(468)	(2,578)	610	296
Class R5
Proceeds from shares issued	94,561	122,822	111,883	136,349
Distributions reinvested	12,472	66,052	12,210	74,309
Cost of shares redeemed	(263,467)	(394,297)	(229,617)	(515,553)
Change in net assets resulting from Class R5 capital transactions	(156,434)	(205,423)	(105,524)	(304,895)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	47

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2045 Fund		JPMorgan SmartRetirement® 2050 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$314,438	$377,862	$294,670	$355,872
Distributions reinvested	27,250	151,140	20,333	116,115
Cost of shares redeemed	(595,252)	(410,312)	(533,070)	(367,820)
Change in net assets resulting from Class R6 capital transactions	(253,564)	118,690	(218,067)	104,167
Total change in net assets resulting from capital transactions	$(507,832)	$(165,609)	$(400,215)	$(249,118)
SHARE TRANSACTIONS:
Class A
Issued	3,608	4,462	3,613	4,238
Reinvested	347	2,708	278	1,992
Redeemed	(7,464)	(8,618)	(5,877)	(6,762)
Change in Class A Shares	(3,509)	(1,448)	(1,986)	(532)
Class C
Issued	68	35	65	59
Reinvested	3	36	4	39
Redeemed	(103)	(83)	(119)	(76)
Change in Class C Shares	(32)	(12)	(50)	22
Class I
Issued	1,270	1,314	1,510	2,017
Reinvested	92	822	113	993
Redeemed	(2,256)	(4,635)	(3,015)	(5,052)
Change in Class I Shares	(894)	(2,499)	(1,392)	(2,042)
Class R2
Issued	1,078	1,145	1,241	1,432
Reinvested	79	664	71	616
Redeemed	(1,697)	(1,692)	(1,809)	(1,748)
Change in Class R2 Shares	(540)	117	(497)	300
Class R3
Issued	334	259	303	338
Reinvested	12	103	14	106
Redeemed	(506)	(447)	(408)	(592)
Change in Class R3 Shares	(160)	(85)	(91)	(148)
Class R4
Issued	20	94	77	313
Reinvested	2	25	7	47
Redeemed	(48)	(261)	(55)	(330)
Change in Class R4 Shares	(26)	(142)	29	30
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2045 Fund		JPMorgan SmartRetirement® 2050 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R5
Issued	4,718	6,713	5,502	7,384
Reinvested	624	3,796	601	4,221
Redeemed	(13,337)	(21,871)	(11,455)	(28,696)
Change in Class R5 Shares	(7,995)	(11,362)	(5,352)	(17,091)
Class R6
Issued	15,711	20,629	14,459	19,205
Reinvested	1,363	8,688	1,002	6,597
Redeemed	(29,865)	(22,462)	(26,382)	(19,875)
Change in Class R6 Shares	(12,791)	6,855	(10,921)	5,927
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	49

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2055 Fund		JPMorgan SmartRetirement® 2060 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$64,247	$67,227	$27,302	$24,210
Distributions reinvested	3,250	18,244	759	2,030
Cost of shares redeemed	(79,240)	(88,232)	(18,881)	(20,872)
Change in net assets resulting from Class A capital transactions	(11,743)	(2,761)	9,180	5,368
Class C
Proceeds from shares issued	530	638	960	681
Distributions reinvested	53	448	22	90
Cost of shares redeemed	(1,591)	(958)	(415)	(507)
Change in net assets resulting from Class C capital transactions	(1,008)	128	567	264
Class I
Proceeds from shares issued	17,600	23,337	13,733	14,495
Distributions reinvested	1,120	7,486	382	1,575
Cost of shares redeemed	(34,169)	(57,059)	(12,547)	(19,191)
Change in net assets resulting from Class I capital transactions	(15,449)	(26,236)	1,568	(3,121)
Class R2
Proceeds from shares issued	20,950	21,874	3,980	4,061
Distributions reinvested	1,079	7,450	140	537
Cost of shares redeemed	(27,327)	(26,475)	(2,675)	(4,596)
Change in net assets resulting from Class R2 capital transactions	(5,298)	2,849	1,445	2
Class R3
Proceeds from shares issued	4,077	3,838	4,010	3,511
Distributions reinvested	140	872	98	342
Cost of shares redeemed	(5,643)	(3,988)	(3,968)	(3,955)
Change in net assets resulting from Class R3 capital transactions	(1,426)	722	140	(102)
Class R4
Proceeds from shares issued	247	562	1,724	2,775
Distributions reinvested	14	198	71	169
Cost of shares redeemed	(1,335)	(973)	(427)	(212)
Change in net assets resulting from Class R4 capital transactions	(1,074)	(213)	1,368	2,732
Class R5
Proceeds from shares issued	103,434	120,805	63,694	68,774
Distributions reinvested	7,800	38,907	2,938	8,003
Cost of shares redeemed	(138,346)	(233,999)	(66,460)	(56,584)
Change in net assets resulting from Class R5 capital transactions	(27,112)	(74,287)	172	20,193
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2055 Fund		JPMorgan SmartRetirement® 2060 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$234,052	$293,176	$165,247	$183,875
Distributions reinvested	12,904	70,141	5,507	19,124
Cost of shares redeemed	(409,602)	(255,590)	(200,205)	(126,197)
Change in net assets resulting from Class R6 capital transactions	(162,646)	107,727	(29,451)	76,802
Total change in net assets resulting from capital transactions	$(225,756)	$7,929	$(15,011)	$102,138
SHARE TRANSACTIONS:
Class A
Issued	2,653	3,045	1,331	1,314
Reinvested	134	868	37	114
Redeemed	(3,316)	(4,042)	(934)	(1,177)
Change in Class A Shares	(529)	(129)	434	251
Class C
Issued	23	30	46	37
Reinvested	2	22	1	5
Redeemed	(65)	(45)	(20)	(28)
Change in Class C Shares	(40)	7	27	14
Class I
Issued	721	1,053	657	787
Reinvested	46	355	18	89
Redeemed	(1,414)	(2,504)	(625)	(1,014)
Change in Class I Shares	(647)	(1,096)	50	(138)
Class R2
Issued	876	996	195	222
Reinvested	45	358	7	31
Redeemed	(1,139)	(1,198)	(130)	(251)
Change in Class R2 Shares	(218)	156	72	2
Class R3
Issued	169	175	195	190
Reinvested	6	42	5	19
Redeemed	(231)	(181)	(194)	(222)
Change in Class R3 Shares	(56)	36	6	(13)
Class R4
Issued	9	26	85	159
Reinvested	1	9	3	10
Redeemed	(59)	(44)	(21)	(12)
Change in Class R4 Shares	(49)	(9)	67	157
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	51

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2055 Fund		JPMorgan SmartRetirement® 2060 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R5
Issued	4,226	5,440	3,100	3,724
Reinvested	319	1,839	143	449
Redeemed	(5,717)	(10,796)	(3,241)	(3,138)
Change in Class R5 Shares	(1,172)	(3,517)	2	1,035
Class R6
Issued	9,562	13,192	7,968	9,910
Reinvested	528	3,314	267	1,072
Redeemed	(16,878)	(11,532)	(9,787)	(6,798)
Change in Class R6 Shares	(6,788)	4,974	(1,552)	4,184
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2065 Fund
	Year Ended June 30, 2024	Period Ended June 30, 2023(a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,887	$232
Distributions reinvested	21	— (b)
Cost of shares redeemed	(425)	(1)
Change in net assets resulting from Class A capital transactions	2,483	231
Class C
Proceeds from shares issued	63	20
Distributions reinvested	1	— (b)
Cost of shares redeemed	— (b)	—
Change in net assets resulting from Class C capital transactions	64	20
Class I
Proceeds from shares issued	238	52
Distributions reinvested	2	— (b)
Cost of shares redeemed	(14)	— (b)
Change in net assets resulting from Class I capital transactions	226	52
Class R2
Proceeds from shares issued	19	21
Distributions reinvested	— (b)	— (b)
Cost of shares redeemed	(2)	— (b)
Change in net assets resulting from Class R2 capital transactions	17	21
Class R3
Proceeds from shares issued	28	22
Distributions reinvested	— (b)	— (b)
Cost of shares redeemed	(4)	— (b)
Change in net assets resulting from Class R3 capital transactions	24	22
Class R4
Proceeds from shares issued	— (b)	20
Distributions reinvested	— (b)	— (b)
Change in net assets resulting from Class R4 capital transactions	— (b)	20
Class R5
Proceeds from shares issued	10,343	68
Distributions reinvested	9	1
Cost of shares redeemed	(606)	— (b)
Change in net assets resulting from Class R5 capital transactions	9,746	69

(a)
Commencement of operations was November 1, 2022.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	53

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2065 Fund
	Year Ended June 30, 2024	Period Ended June 30, 2023(a)
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$13,286	$3,562
Distributions reinvested	138	11
Cost of shares redeemed	(2,605)	(180)
Change in net assets resulting from Class R6 capital transactions	10,819	3,393
Total change in net assets resulting from capital transactions	$23,379	$3,828
SHARE TRANSACTIONS:
Class A
Issued	160	14
Reinvested	1	— (b)
Redeemed	(23)	— (b)
Change in Class A Shares	138	14
Class C
Issued	4	1
Reinvested	— (b)	— (b)
Redeemed	— (b)	— (b)
Change in Class C Shares	4	1
Class I
Issued	14	3
Reinvested	— (b)	— (b)
Redeemed	(1)	— (b)
Change in Class I Shares	13	3
Class R2
Issued	1	1
Reinvested	— (b)	— (b)
Redeemed	— (b)	— (b)
Change in Class R2 Shares	1	1
Class R3
Issued	1	2
Reinvested	— (b)	— (b)
Redeemed	— (b)	— (b)
Change in Class R3 Shares	1	2
Class R4
Issued	— (b)	1
Reinvested	— (b)	— (b)
Change in Class R4 Shares	— (b)	1

(a)
Commencement of operations was November 1, 2022.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2065 Fund
	Year Ended June 30, 2024	Period Ended June 30, 2023(a)
SHARE TRANSACTIONS: (continued)
Class R5
Issued	553	4
Reinvested	1	— (b)
Redeemed	(31)	— (b)
Change in Class R5 Shares	523	4
Class R6
Issued	722	223
Reinvested	8	1
Redeemed	(139)	(11)
Change in Class R6 Shares	591	213

(a)
Commencement of operations was November 1, 2022.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Income Fund
Class A
Year Ended June 30, 2024	$14.48	$0.44	$0.95	$1.39	$(0.46)	$—	$(0.46)
Year Ended June 30, 2023	14.17	0.36	0.53	0.89	(0.35)	(0.23)	(0.58)
Year Ended June 30, 2022	17.87	0.32	(2.33)	(2.01)	(0.27)	(1.42)	(1.69)
Year Ended June 30, 2021	16.21	0.30	2.14	2.44	(0.37)	(0.41)	(0.78)
Year Ended June 30, 2020	18.14	0.42	0.10	0.52	(0.43)	(2.02)	(2.45)
Class C
Year Ended June 30, 2024	14.39	0.34	0.94	1.28	(0.34)	—	(0.34)
Year Ended June 30, 2023	14.06	0.27	0.53	0.80	(0.24)	(0.23)	(0.47)
Year Ended June 30, 2022	17.79	0.21	(2.31)	(2.10)	(0.21)	(1.42)	(1.63)
Year Ended June 30, 2021	16.13	0.19	2.13	2.32	(0.25)	(0.41)	(0.66)
Year Ended June 30, 2020	18.07	0.31	0.09	0.40	(0.32)	(2.02)	(2.34)
Class I
Year Ended June 30, 2024	14.53	0.46	0.95	1.41	(0.48)	—	(0.48)
Year Ended June 30, 2023	14.21	0.38	0.54	0.92	(0.37)	(0.23)	(0.60)
Year Ended June 30, 2022	17.91	0.34	(2.34)	(2.00)	(0.28)	(1.42)	(1.70)
Year Ended June 30, 2021	16.24	0.32	2.15	2.47	(0.39)	(0.41)	(0.80)
Year Ended June 30, 2020	18.18	0.44	0.09	0.53	(0.45)	(2.02)	(2.47)
Class R2
Year Ended June 30, 2024	14.42	0.38	0.93	1.31	(0.40)	—	(0.40)
Year Ended June 30, 2023	14.10	0.31	0.54	0.85	(0.30)	(0.23)	(0.53)
Year Ended June 30, 2022	17.82	0.25	(2.32)	(2.07)	(0.23)	(1.42)	(1.65)
Year Ended June 30, 2021	16.17	0.23	2.12	2.35	(0.29)	(0.41)	(0.70)
Year Ended June 30, 2020	18.11	0.35	0.08	0.43	(0.35)	(2.02)	(2.37)
Class R3
Year Ended June 30, 2024	14.43	0.41	0.94	1.35	(0.43)	—	(0.43)
Year Ended June 30, 2023	14.08	0.33	0.55	0.88	(0.30)	(0.23)	(0.53)
Year Ended June 30, 2022	17.78	0.29	(2.32)	(2.03)	(0.25)	(1.42)	(1.67)
Year Ended June 30, 2021	16.14	0.28	2.11	2.39	(0.34)	(0.41)	(0.75)
Year Ended June 30, 2020	18.08	0.38	0.10	0.48	(0.40)	(2.02)	(2.42)
Class R4
Year Ended June 30, 2024	14.49	0.44	0.97	1.41	(0.45)	—	(0.45)
Year Ended June 30, 2023	14.19	0.39	0.52	0.91	(0.38)	(0.23)	(0.61)
Year Ended June 30, 2022	17.89	0.33	(2.33)	(2.00)	(0.28)	(1.42)	(1.70)
Year Ended June 30, 2021	16.21	0.31	2.15	2.46	(0.37)	(0.41)	(0.78)
Year Ended June 30, 2020	18.15	0.43	0.09	0.52	(0.44)	(2.02)	(2.46)
Class R5
Year Ended June 30, 2024	14.57	0.48	0.95	1.43	(0.50)	—	(0.50)
Year Ended June 30, 2023	14.25	0.40	0.54	0.94	(0.39)	(0.23)	(0.62)
Year Ended June 30, 2022	17.94	0.36	(2.34)	(1.98)	(0.29)	(1.42)	(1.71)
Year Ended June 30, 2021	16.28	0.35	2.13	2.48	(0.41)	(0.41)	(0.82)
Year Ended June 30, 2020	18.21	0.46	0.10	0.56	(0.47)	(2.02)	(2.49)
Class R6
Year Ended June 30, 2024	14.57	0.50	0.95	1.45	(0.52)	—	(0.52)
Year Ended June 30, 2023	14.26	0.41	0.54	0.95	(0.41)	(0.23)	(0.64)
Year Ended June 30, 2022	17.94	0.38	(2.34)	(1.96)	(0.30)	(1.42)	(1.72)
Year Ended June 30, 2021	16.28	0.36	2.14	2.50	(0.43)	(0.41)	(0.84)
Year Ended June 30, 2020	18.21	0.47	0.10	0.57	(0.48)	(2.02)	(2.50)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$15.41	9.75%	$318,319	0.35%	3.01%	0.55%	19%
14.48	6.55	358,493	0.34	2.56	0.54	17
14.17	(12.56)	405,590	0.34	1.92	0.54	39
17.87	15.27	580,693	0.32	1.76	0.53	32
16.21	2.80	725,302	0.31	2.46	0.53	44

15.33	9.04	3,590	0.98	2.35	1.06	19
14.39	5.88	5,407	0.97	1.91	1.04	17
14.06	(13.09)	6,689	0.97	1.27	1.04	39
17.79	14.58	11,547	0.95	1.11	1.03	32
16.13	2.10	19,316	0.94	1.82	1.03	44

15.46	9.86	64,065	0.23	3.13	0.28	19
14.53	6.76	72,267	0.22	2.68	0.28	17
14.21	(12.48)	91,551	0.22	2.04	0.27	39
17.91	15.43	143,855	0.20	1.84	0.27	32
16.24	2.86	275,968	0.19	2.59	0.27	44

15.33	9.21	48,420	0.75	2.62	0.78	19
14.42	6.22	48,214	0.75	2.17	0.78	17
14.10	(12.91)	52,294	0.75	1.51	0.78	39
17.82	14.74	73,969	0.75	1.34	0.78	32
16.17	2.29	96,609	0.75	2.03	0.77	44

15.35	9.49	5,229	0.50	2.82	0.55	19
14.43	6.49	5,755	0.50	2.35	0.54	17
14.08	(12.70)	9,961	0.50	1.74	0.53	39
17.78	15.01	15,618	0.50	1.60	0.52	32
16.14	2.57	21,053	0.50	2.26	0.52	44

15.45	9.86	2,491	0.25	2.99	0.28	19
14.49	6.67	5,097	0.25	2.73	0.28	17
14.19	(12.50)	3,635	0.25	2.00	0.27	39
17.89	15.38	5,349	0.25	1.82	0.27	32
16.21	2.81	16,424	0.25	2.50	0.27	44

15.50	9.98	242,742	0.10	3.28	0.13	19
14.57	6.88	294,423	0.10	2.80	0.13	17
14.25	(12.35)	382,540	0.10	2.15	0.12	39
17.94	15.47	549,434	0.10	1.99	0.12	32
16.28	3.01	663,490	0.10	2.66	0.12	44

15.50	10.09	371,513	0.00	3.35	0.03	19
14.57	6.94	423,326	0.00	2.90	0.03	17
14.26	(12.23)	599,328	0.00	2.26	0.02	39
17.94	15.59	734,126	0.00	2.08	0.02	32
16.28	3.12	852,524	0.00	2.77	0.02	44
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2020 Fund
Class A
Year Ended June 30, 2024	$14.90	$0.44	$0.97	$1.41	$(0.47)	$—	$(0.47)
Year Ended June 30, 2023	14.68	0.36	0.55	0.91	(0.39)	(0.30)	(0.69)
Year Ended June 30, 2022	18.97	0.32	(2.41)	(2.09)	(0.28)	(1.92)	(2.20)
Year Ended June 30, 2021	17.14	0.31	2.38	2.69	(0.38)	(0.48)	(0.86)
Year Ended June 30, 2020	19.25	0.43	0.13	0.56	(0.44)	(2.23)	(2.67)
Class C
Year Ended June 30, 2024	14.79	0.34	0.97	1.31	(0.34)	—	(0.34)
Year Ended June 30, 2023	14.56	0.27	0.54	0.81	(0.28)	(0.30)	(0.58)
Year Ended June 30, 2022	18.87	0.22	(2.39)	(2.17)	(0.22)	(1.92)	(2.14)
Year Ended June 30, 2021	17.05	0.19	2.37	2.56	(0.26)	(0.48)	(0.74)
Year Ended June 30, 2020	19.16	0.32	0.13	0.45	(0.33)	(2.23)	(2.56)
Class I
Year Ended June 30, 2024	14.99	0.47	0.97	1.44	(0.49)	—	(0.49)
Year Ended June 30, 2023	14.76	0.39	0.55	0.94	(0.41)	(0.30)	(0.71)
Year Ended June 30, 2022	19.05	0.35	(2.43)	(2.08)	(0.29)	(1.92)	(2.21)
Year Ended June 30, 2021	17.21	0.33	2.39	2.72	(0.40)	(0.48)	(0.88)
Year Ended June 30, 2020	19.32	0.46	0.13	0.59	(0.47)	(2.23)	(2.70)
Class R2
Year Ended June 30, 2024	14.82	0.39	0.96	1.35	(0.41)	—	(0.41)
Year Ended June 30, 2023	14.60	0.31	0.54	0.85	(0.33)	(0.30)	(0.63)
Year Ended June 30, 2022	18.90	0.26	(2.39)	(2.13)	(0.25)	(1.92)	(2.17)
Year Ended June 30, 2021	17.08	0.24	2.37	2.61	(0.31)	(0.48)	(0.79)
Year Ended June 30, 2020	19.19	0.36	0.13	0.49	(0.37)	(2.23)	(2.60)
Class R3
Year Ended June 30, 2024	14.89	0.43	0.96	1.39	(0.46)	—	(0.46)
Year Ended June 30, 2023	14.59	0.32	0.58	0.90	(0.30)	(0.30)	(0.60)
Year Ended June 30, 2022	18.87	0.31	(2.40)	(2.09)	(0.27)	(1.92)	(2.19)
Year Ended June 30, 2021	17.06	0.29	2.36	2.65	(0.36)	(0.48)	(0.84)
Year Ended June 30, 2020	19.17	0.41	0.13	0.54	(0.42)	(2.23)	(2.65)
Class R4
Year Ended June 30, 2024	14.92	0.47	0.97	1.44	(0.49)	—	(0.49)
Year Ended June 30, 2023	14.73	0.42	0.51	0.93	(0.44)	(0.30)	(0.74)
Year Ended June 30, 2022	19.01	0.36	(2.43)	(2.07)	(0.29)	(1.92)	(2.21)
Year Ended June 30, 2021	17.16	0.34	2.38	2.72	(0.39)	(0.48)	(0.87)
Year Ended June 30, 2020	19.28	0.45	0.12	0.57	(0.46)	(2.23)	(2.69)
Class R5
Year Ended June 30, 2024	15.02	0.50	0.97	1.47	(0.52)	—	(0.52)
Year Ended June 30, 2023	14.80	0.41	0.55	0.96	(0.44)	(0.30)	(0.74)
Year Ended June 30, 2022	19.07	0.38	(2.42)	(2.04)	(0.31)	(1.92)	(2.23)
Year Ended June 30, 2021	17.23	0.36	2.39	2.75	(0.43)	(0.48)	(0.91)
Year Ended June 30, 2020	19.34	0.48	0.13	0.61	(0.49)	(2.23)	(2.72)
Class R6
Year Ended June 30, 2024	15.03	0.51	0.97	1.48	(0.54)	—	(0.54)
Year Ended June 30, 2023	14.81	0.43	0.55	0.98	(0.46)	(0.30)	(0.76)
Year Ended June 30, 2022	19.08	0.40	(2.43)	(2.03)	(0.32)	(1.92)	(2.24)
Year Ended June 30, 2021	17.23	0.38	2.40	2.78	(0.45)	(0.48)	(0.93)
Year Ended June 30, 2020	19.34	0.50	0.13	0.63	(0.51)	(2.23)	(2.74)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$15.84	9.58%	$286,370	0.41%	2.94%	0.54%	17%
14.90	6.43	354,915	0.40	2.49	0.53	14
14.68	(12.59)	441,919	0.40	1.86	0.52	35
18.97	15.90	723,758	0.38	1.68	0.52	33
17.14	2.87	1,016,969	0.37	2.39	0.52	45

15.76	8.98	4,438	1.00	2.30	1.06	17
14.79	5.75	6,692	1.00	1.87	1.05	14
14.56	(13.05)	9,079	1.00	1.26	1.04	35
18.87	15.18	15,662	0.98	1.04	1.02	33
17.05	2.26	26,138	0.97	1.80	1.03	45

15.94	9.78	77,452	0.25	3.10	0.27	17
14.99	6.63	101,195	0.25	2.64	0.27	14
14.76	(12.47)	154,572	0.25	2.01	0.27	35
19.05	16.06	279,318	0.23	1.80	0.26	33
17.21	3.01	500,145	0.22	2.54	0.26	45

15.76	9.24	66,136	0.75	2.60	0.78	17
14.82	6.06	76,401	0.75	2.15	0.77	14
14.60	(12.86)	89,945	0.75	1.52	0.77	35
18.90	15.48	132,238	0.75	1.32	0.77	33
17.08	2.47	164,523	0.75	2.01	0.77	45

15.82	9.45	8,934	0.50	2.86	0.53	17
14.89	6.38	9,197	0.50	2.20	0.53	14
14.59	(12.65)	25,428	0.50	1.77	0.52	35
18.87	15.74	36,610	0.50	1.57	0.51	33
17.06	2.75	43,462	0.50	2.28	0.52	45

15.87	9.82	12,067	0.25	3.08	0.27	17
14.92	6.59	14,946	0.25	2.86	0.27	14
14.73	(12.44)	4,551	0.25	2.04	0.27	35
19.01	16.11	10,965	0.25	1.83	0.26	33
17.16	2.94	27,376	0.25	2.48	0.26	45

15.97	9.95	270,944	0.10	3.29	0.12	17
15.02	6.73	377,954	0.10	2.75	0.12	14
14.80	(12.27)	648,747	0.10	2.16	0.12	35
19.07	16.22	1,039,921	0.10	1.97	0.11	33
17.23	3.13	1,300,373	0.10	2.64	0.11	45

15.97	10.00	540,707	0.00	3.35	0.02	17
15.03	6.89	707,921	0.00	2.90	0.02	14
14.81	(12.22)	821,167	0.00	2.28	0.02	35
19.08	16.40	1,294,883	0.00	2.07	0.01	33
17.23	3.23	1,515,075	0.00	2.76	0.01	45
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2025 Fund
Class A
Year Ended June 30, 2024	$15.66	$0.43	$1.18	$1.61	$(0.44)	$—	$(0.44)
Year Ended June 30, 2023	15.52	0.36	0.78	1.14	(0.34)	(0.66)	(1.00)
Year Ended June 30, 2022	20.09	0.32	(2.75)	(2.43)	(0.34)	(1.80)	(2.14)
Year Ended June 30, 2021	17.34	0.29	3.31	3.60	(0.36)	(0.49)	(0.85)
Year Ended June 30, 2020	19.22	0.41	0.06	0.47	(0.42)	(1.93)	(2.35)
Class C
Year Ended June 30, 2024	15.54	0.33	1.17	1.50	(0.31)	—	(0.31)
Year Ended June 30, 2023	15.40	0.27	0.78	1.05	(0.25)	(0.66)	(0.91)
Year Ended June 30, 2022	20.01	0.22	(2.75)	(2.53)	(0.28)	(1.80)	(2.08)
Year Ended June 30, 2021	17.27	0.17	3.31	3.48	(0.25)	(0.49)	(0.74)
Year Ended June 30, 2020	19.15	0.30	0.06	0.36	(0.31)	(1.93)	(2.24)
Class I
Year Ended June 30, 2024	15.72	0.47	1.18	1.65	(0.47)	—	(0.47)
Year Ended June 30, 2023	15.58	0.39	0.79	1.18	(0.38)	(0.66)	(1.04)
Year Ended June 30, 2022	20.15	0.36	(2.77)	(2.41)	(0.36)	(1.80)	(2.16)
Year Ended June 30, 2021	17.39	0.32	3.32	3.64	(0.39)	(0.49)	(0.88)
Year Ended June 30, 2020	19.27	0.44	0.06	0.50	(0.45)	(1.93)	(2.38)
Class R2
Year Ended June 30, 2024	15.55	0.38	1.17	1.55	(0.38)	—	(0.38)
Year Ended June 30, 2023	15.42	0.31	0.78	1.09	(0.30)	(0.66)	(0.96)
Year Ended June 30, 2022	20.01	0.26	(2.74)	(2.48)	(0.31)	(1.80)	(2.11)
Year Ended June 30, 2021	17.27	0.22	3.30	3.52	(0.29)	(0.49)	(0.78)
Year Ended June 30, 2020	19.15	0.34	0.06	0.40	(0.35)	(1.93)	(2.28)
Class R3
Year Ended June 30, 2024	15.57	0.42	1.17	1.59	(0.43)	—	(0.43)
Year Ended June 30, 2023	15.44	0.35	0.78	1.13	(0.34)	(0.66)	(1.00)
Year Ended June 30, 2022	20.01	0.31	(2.75)	(2.44)	(0.33)	(1.80)	(2.13)
Year Ended June 30, 2021	17.27	0.27	3.30	3.57	(0.34)	(0.49)	(0.83)
Year Ended June 30, 2020	19.16	0.39	0.05	0.44	(0.40)	(1.93)	(2.33)
Class R4
Year Ended June 30, 2024	15.68	0.43	1.22	1.65	(0.44)	—	(0.44)
Year Ended June 30, 2023	15.54	0.39	0.79	1.18	(0.38)	(0.66)	(1.04)
Year Ended June 30, 2022	20.11	0.35	(2.77)	(2.42)	(0.35)	(1.80)	(2.15)
Year Ended June 30, 2021	17.34	0.32	3.32	3.64	(0.38)	(0.49)	(0.87)
Year Ended June 30, 2020	19.22	0.44	0.05	0.49	(0.44)	(1.93)	(2.37)
Class R5
Year Ended June 30, 2024	15.75	0.50	1.18	1.68	(0.50)	—	(0.50)
Year Ended June 30, 2023	15.61	0.41	0.79	1.20	(0.40)	(0.66)	(1.06)
Year Ended June 30, 2022	20.18	0.38	(2.78)	(2.40)	(0.37)	(1.80)	(2.17)
Year Ended June 30, 2021	17.41	0.35	3.33	3.68	(0.42)	(0.49)	(0.91)
Year Ended June 30, 2020	19.29	0.46	0.06	0.52	(0.47)	(1.93)	(2.40)
Class R6
Year Ended June 30, 2024	15.76	0.51	1.18	1.69	(0.51)	—	(0.51)
Year Ended June 30, 2023	15.62	0.43	0.79	1.22	(0.42)	(0.66)	(1.08)
Year Ended June 30, 2022	20.18	0.41	(2.79)	(2.38)	(0.38)	(1.80)	(2.18)
Year Ended June 30, 2021	17.41	0.37	3.33	3.70	(0.44)	(0.49)	(0.93)
Year Ended June 30, 2020	19.29	0.48	0.06	0.54	(0.49)	(1.93)	(2.42)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$16.83	10.40%	$527,093	0.44%	2.72%	0.53%	19%
15.66	7.80	606,963	0.43	2.32	0.52	16
15.52	(13.71)	722,117	0.43	1.72	0.52	39
20.09	21.06	1,147,634	0.41	1.52	0.52	32
17.34	2.22	1,348,331	0.40	2.25	0.52	51

16.73	9.77	10,638	1.00	2.11	1.04	19
15.54	7.19	14,787	1.00	1.74	1.03	16
15.40	(14.23)	19,094	1.00	1.17	1.03	39
20.01	20.39	27,048	1.00	0.91	1.02	32
17.27	1.62	30,825	0.99	1.64	1.03	51

16.90	10.64	127,346	0.25	2.91	0.27	19
15.72	8.00	165,288	0.25	2.52	0.27	16
15.58	(13.59)	232,343	0.25	1.91	0.26	39
20.15	21.25	379,329	0.25	1.66	0.26	32
17.39	2.37	608,686	0.24	2.40	0.26	51

16.72	10.11	107,228	0.75	2.40	0.77	19
15.55	7.43	121,499	0.75	2.02	0.77	16
15.42	(14.01)	134,496	0.75	1.41	0.77	39
20.01	20.68	192,084	0.75	1.18	0.77	32
17.27	1.86	220,376	0.75	1.90	0.77	51

16.73	10.36	18,500	0.50	2.68	0.52	19
15.57	7.73	18,887	0.50	2.27	0.52	16
15.44	(13.80)	23,213	0.50	1.65	0.52	39
20.01	21.00	36,301	0.50	1.44	0.52	32
17.27	2.07	43,901	0.50	2.17	0.52	51

16.89	10.64	2,515	0.25	2.73	0.28	19
15.68	8.01	4,249	0.25	2.55	0.27	16
15.54	(13.62)	7,229	0.25	1.85	0.27	39
20.11	21.32	17,587	0.25	1.69	0.26	32
17.34	2.37	39,366	0.25	2.40	0.26	51

16.93	10.81	562,799	0.10	3.10	0.11	19
15.75	8.16	757,815	0.10	2.64	0.11	16
15.61	(13.50)	1,077,778	0.10	2.07	0.11	39
20.18	21.48	1,540,051	0.10	1.84	0.11	32
17.41	2.51	1,741,634	0.10	2.52	0.11	51

16.94	10.92	1,381,948	0.00	3.16	0.01	19
15.76	8.30	1,597,677	0.00	2.78	0.01	16
15.62	(13.40)	1,716,156	0.00	2.18	0.01	39
20.18	21.61	2,237,064	0.00	1.94	0.01	32
17.41	2.61	2,278,065	0.00	2.64	0.01	51
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2030 Fund
Class A
Year Ended June 30, 2024	$17.02	$0.42	$1.64	$2.06	$(0.42)	$—	$(0.42)
Year Ended June 30, 2023	16.73	0.35	1.20	1.55	(0.33)	(0.93)	(1.26)
Year Ended June 30, 2022	21.89	0.33	(3.14)	(2.81)	(0.40)	(1.95)	(2.35)
Year Ended June 30, 2021	18.17	0.28	4.27	4.55	(0.34)	(0.49)	(0.83)
Year Ended June 30, 2020	21.00	0.41	(0.01)	0.40	(0.42)	(2.81)	(3.23)
Class C
Year Ended June 30, 2024	16.74	0.32	1.61	1.93	(0.31)	—	(0.31)
Year Ended June 30, 2023	16.47	0.25	1.18	1.43	(0.23)	(0.93)	(1.16)
Year Ended June 30, 2022	21.64	0.21	(3.09)	(2.88)	(0.34)	(1.95)	(2.29)
Year Ended June 30, 2021	17.96	0.15	4.24	4.39	(0.22)	(0.49)	(0.71)
Year Ended June 30, 2020	20.80	0.30	(0.02)	0.28	(0.31)	(2.81)	(3.12)
Class I
Year Ended June 30, 2024	17.10	0.46	1.64	2.10	(0.45)	—	(0.45)
Year Ended June 30, 2023	16.81	0.39	1.19	1.58	(0.36)	(0.93)	(1.29)
Year Ended June 30, 2022	21.97	0.37	(3.16)	(2.79)	(0.42)	(1.95)	(2.37)
Year Ended June 30, 2021	18.22	0.31	4.30	4.61	(0.37)	(0.49)	(0.86)
Year Ended June 30, 2020	21.06	0.45	(0.03)	0.42	(0.45)	(2.81)	(3.26)
Class R2
Year Ended June 30, 2024	16.90	0.36	1.62	1.98	(0.36)	—	(0.36)
Year Ended June 30, 2023	16.62	0.30	1.19	1.49	(0.28)	(0.93)	(1.21)
Year Ended June 30, 2022	21.80	0.26	(3.12)	(2.86)	(0.37)	(1.95)	(2.32)
Year Ended June 30, 2021	18.09	0.21	4.26	4.47	(0.27)	(0.49)	(0.76)
Year Ended June 30, 2020	20.92	0.35	(0.02)	0.33	(0.35)	(2.81)	(3.16)
Class R3
Year Ended June 30, 2024	17.00	0.41	1.64	2.05	(0.41)	—	(0.41)
Year Ended June 30, 2023	16.65	0.31	1.22	1.53	(0.25)	(0.93)	(1.18)
Year Ended June 30, 2022	21.80	0.32	(3.13)	(2.81)	(0.39)	(1.95)	(2.34)
Year Ended June 30, 2021	18.10	0.26	4.26	4.52	(0.33)	(0.49)	(0.82)
Year Ended June 30, 2020	20.94	0.40	(0.03)	0.37	(0.40)	(2.81)	(3.21)
Class R4
Year Ended June 30, 2024	17.03	0.45	1.65	2.10	(0.45)	—	(0.45)
Year Ended June 30, 2023	16.77	0.43	1.15	1.58	(0.39)	(0.93)	(1.32)
Year Ended June 30, 2022	21.93	0.36	(3.15)	(2.79)	(0.42)	(1.95)	(2.37)
Year Ended June 30, 2021	18.18	0.31	4.29	4.60	(0.36)	(0.49)	(0.85)
Year Ended June 30, 2020	21.02	0.43	(0.01)	0.42	(0.45)	(2.81)	(3.26)
Class R5
Year Ended June 30, 2024	17.18	0.50	1.63	2.13	(0.48)	—	(0.48)
Year Ended June 30, 2023	16.88	0.41	1.21	1.62	(0.39)	(0.93)	(1.32)
Year Ended June 30, 2022	22.04	0.40	(3.17)	(2.77)	(0.44)	(1.95)	(2.39)
Year Ended June 30, 2021	18.28	0.34	4.32	4.66	(0.41)	(0.49)	(0.90)
Year Ended June 30, 2020	21.11	0.47	(0.01)	0.46	(0.48)	(2.81)	(3.29)
Class R6
Year Ended June 30, 2024	17.17	0.50	1.66	2.16	(0.50)	—	(0.50)
Year Ended June 30, 2023	16.88	0.43	1.20	1.63	(0.41)	(0.93)	(1.34)
Year Ended June 30, 2022	22.03	0.42	(3.17)	(2.75)	(0.45)	(1.95)	(2.40)
Year Ended June 30, 2021	18.27	0.37	4.31	4.68	(0.43)	(0.49)	(0.92)
Year Ended June 30, 2020	21.11	0.49	(0.02)	0.47	(0.50)	(2.81)	(3.31)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$18.66	12.24%	$722,632	0.44%	2.42%	0.52%	20%
17.02	9.85	789,005	0.43	2.11	0.52	16
16.73	(14.62)	866,979	0.43	1.61	0.52	42
21.89	25.39	1,310,223	0.41	1.35	0.52	38
18.17	1.39	1,502,785	0.40	2.13	0.52	51

18.36	11.67	11,450	1.00	1.85	1.04	20
16.74	9.21	14,047	1.00	1.55	1.03	16
16.47	(15.09)	16,382	1.00	1.06	1.03	42
21.64	24.72	22,367	1.00	0.76	1.03	38
17.96	0.73	27,199	0.99	1.56	1.03	51

18.75	12.46	232,308	0.25	2.60	0.26	20
17.10	10.02	251,694	0.25	2.31	0.26	16
16.81	(14.48)	311,120	0.25	1.80	0.26	42
21.97	25.69	498,963	0.25	1.50	0.26	38
18.22	1.49	667,687	0.24	2.29	0.26	51

18.52	11.87	189,214	0.75	2.10	0.76	20
16.90	9.52	192,960	0.75	1.81	0.77	16
16.62	(14.92)	200,990	0.75	1.32	0.76	42
21.80	25.04	265,500	0.75	1.02	0.76	38
18.09	1.03	279,698	0.75	1.79	0.76	51

18.64	12.21	24,756	0.50	2.34	0.52	20
17.00	9.75	22,702	0.50	1.84	0.52	16
16.65	(14.66)	56,115	0.50	1.57	0.51	42
21.80	25.30	73,364	0.50	1.30	0.51	38
18.10	1.25	68,796	0.50	2.06	0.51	51

18.68	12.51	36,069	0.25	2.60	0.26	20
17.03	10.04	36,839	0.25	2.57	0.26	16
16.77	(14.51)	12,839	0.25	1.79	0.26	42
21.93	25.69	22,446	0.25	1.53	0.26	38
18.18	1.49	45,528	0.25	2.19	0.26	51

18.83	12.59	967,330	0.10	2.82	0.11	20
17.18	10.22	1,118,550	0.10	2.45	0.11	16
16.88	(14.36)	1,463,012	0.10	1.97	0.11	42
22.04	25.86	1,978,329	0.10	1.68	0.11	38
18.28	1.68	1,978,378	0.10	2.41	0.11	51

18.83	12.76	1,961,446	0.00	2.86	0.01	20
17.17	10.30	2,099,401	0.00	2.58	0.01	16
16.88	(14.28)	2,029,842	0.00	2.08	0.01	42
22.03	26.00	2,510,192	0.00	1.78	0.01	38
18.27	1.73	2,363,567	0.00	2.52	0.01	51
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	63

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2035 Fund
Class A
Year Ended June 30, 2024	$17.65	$0.38	$2.12	$2.50	$(0.36)	$—	$(0.36)
Year Ended June 30, 2023	17.15	0.31	1.56	1.87	(0.28)	(1.09)	(1.37)
Year Ended June 30, 2022	23.65	0.32	(3.33)	(3.01)	(0.48)	(3.01)	(3.49)
Year Ended June 30, 2021	18.76	0.28	5.60	5.88	(0.35)	(0.64)	(0.99)
Year Ended June 30, 2020	20.40	0.33	(0.02)	0.31	(0.35)	(1.60)	(1.95)
Class C
Year Ended June 30, 2024	17.35	0.27	2.10	2.37	(0.25)	—	(0.25)
Year Ended June 30, 2023	16.88	0.21	1.54	1.75	(0.19)	(1.09)	(1.28)
Year Ended June 30, 2022	23.41	0.20	(3.29)	(3.09)	(0.43)	(3.01)	(3.44)
Year Ended June 30, 2021	18.59	0.15	5.54	5.69	(0.23)	(0.64)	(0.87)
Year Ended June 30, 2020	20.23	0.22	(0.02)	0.20	(0.24)	(1.60)	(1.84)
Class I
Year Ended June 30, 2024	17.80	0.42	2.15	2.57	(0.40)	—	(0.40)
Year Ended June 30, 2023	17.29	0.35	1.57	1.92	(0.32)	(1.09)	(1.41)
Year Ended June 30, 2022	23.80	0.37	(3.37)	(3.00)	(0.50)	(3.01)	(3.51)
Year Ended June 30, 2021	18.87	0.32	5.63	5.95	(0.38)	(0.64)	(1.02)
Year Ended June 30, 2020	20.51	0.37	(0.02)	0.35	(0.39)	(1.60)	(1.99)
Class R2
Year Ended June 30, 2024	17.53	0.32	2.11	2.43	(0.31)	—	(0.31)
Year Ended June 30, 2023	17.05	0.26	1.55	1.81	(0.24)	(1.09)	(1.33)
Year Ended June 30, 2022	23.57	0.26	(3.32)	(3.06)	(0.45)	(3.01)	(3.46)
Year Ended June 30, 2021	18.70	0.21	5.57	5.78	(0.27)	(0.64)	(0.91)
Year Ended June 30, 2020	20.34	0.27	(0.02)	0.25	(0.29)	(1.60)	(1.89)
Class R3
Year Ended June 30, 2024	17.52	0.36	2.13	2.49	(0.35)	—	(0.35)
Year Ended June 30, 2023	17.05	0.30	1.54	1.84	(0.28)	(1.09)	(1.37)
Year Ended June 30, 2022	23.54	0.30	(3.31)	(3.01)	(0.47)	(3.01)	(3.48)
Year Ended June 30, 2021	18.68	0.27	5.56	5.83	(0.33)	(0.64)	(0.97)
Year Ended June 30, 2020	20.32	0.32	(0.02)	0.30	(0.34)	(1.60)	(1.94)
Class R4
Year Ended June 30, 2024	17.78	0.39	2.17	2.56	(0.36)	—	(0.36)
Year Ended June 30, 2023	17.26	0.34	1.58	1.92	(0.31)	(1.09)	(1.40)
Year Ended June 30, 2022	23.75	0.35	(3.33)	(2.98)	(0.50)	(3.01)	(3.51)
Year Ended June 30, 2021	18.83	0.33	5.60	5.93	(0.37)	(0.64)	(1.01)
Year Ended June 30, 2020	20.47	0.36	(0.02)	0.34	(0.38)	(1.60)	(1.98)
Class R5
Year Ended June 30, 2024	17.83	0.46	2.14	2.60	(0.43)	—	(0.43)
Year Ended June 30, 2023	17.32	0.37	1.58	1.95	(0.35)	(1.09)	(1.44)
Year Ended June 30, 2022	23.81	0.40	(3.36)	(2.96)	(0.52)	(3.01)	(3.53)
Year Ended June 30, 2021	18.89	0.36	5.62	5.98	(0.42)	(0.64)	(1.06)
Year Ended June 30, 2020	20.53	0.39	(0.02)	0.37	(0.41)	(1.60)	(2.01)
Class R6
Year Ended June 30, 2024	17.83	0.47	2.16	2.63	(0.45)	—	(0.45)
Year Ended June 30, 2023	17.33	0.40	1.56	1.96	(0.37)	(1.09)	(1.46)
Year Ended June 30, 2022	23.81	0.42	(3.36)	(2.94)	(0.53)	(3.01)	(3.54)
Year Ended June 30, 2021	18.89	0.38	5.62	6.00	(0.44)	(0.64)	(1.08)
Year Ended June 30, 2020	20.53	0.41	(0.02)	0.39	(0.43)	(1.60)	(2.03)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$19.79	14.35%	$641,357	0.44%	2.09%	0.52%	22%
17.65	11.67	645,728	0.43	1.81	0.52	18
17.15	(15.33)	710,149	0.43	1.50	0.52	34
23.65	31.88	1,107,857	0.42	1.31	0.52	35
18.76	1.14	1,141,434	0.41	1.70	0.52	52

19.47	13.78	8,316	1.00	1.50	1.05	22
17.35	11.01	9,043	1.00	1.25	1.04	18
16.88	(15.81)	10,174	1.00	0.97	1.03	34
23.41	31.12	13,950	1.00	0.69	1.03	35
18.59	0.56	16,378	0.99	1.14	1.04	52

19.97	14.61	150,008	0.25	2.28	0.26	22
17.80	11.87	154,541	0.25	2.06	0.27	18
17.29	(15.19)	211,579	0.25	1.70	0.26	34
23.80	32.11	345,692	0.25	1.47	0.26	35
18.87	1.31	492,445	0.24	1.88	0.27	52

19.65	14.00	176,699	0.75	1.78	0.77	22
17.53	11.31	173,552	0.75	1.52	0.77	18
17.05	(15.60)	167,191	0.75	1.21	0.77	34
23.57	31.43	219,749	0.75	0.97	0.76	35
18.70	0.79	225,092	0.76	1.37	0.77	52

19.66	14.37	26,742	0.50	1.99	0.52	22
17.52	11.52	28,110	0.50	1.79	0.52	18
17.05	(15.39)	30,308	0.50	1.43	0.52	34
23.54	31.77	47,424	0.50	1.25	0.52	35
18.68	1.07	44,104	0.51	1.63	0.52	52

19.98	14.58	3,053	0.25	2.12	0.29	22
17.78	11.86	4,323	0.25	1.98	0.27	18
17.26	(15.14)	8,959	0.25	1.62	0.27	34
23.75	32.07	22,627	0.25	1.51	0.26	35
18.83	1.30	43,341	0.25	1.87	0.26	52

20.00	14.78	728,966	0.10	2.52	0.11	22
17.83	12.03	806,622	0.10	2.16	0.11	18
17.32	(15.03)	1,087,075	0.10	1.86	0.11	34
23.81	32.23	1,456,188	0.10	1.65	0.11	35
18.89	1.45	1,449,763	0.10	1.98	0.11	52

20.01	14.94	2,007,601	0.00	2.54	0.01	22
17.83	12.10	2,066,266	0.00	2.29	0.01	18
17.33	(14.94)	1,916,064	0.00	1.97	0.01	34
23.81	32.37	2,319,866	0.00	1.73	0.01	35
18.89	1.55	2,066,991	0.00	2.09	0.01	52
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	65

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2040 Fund
Class A
Year Ended June 30, 2024	$18.99	$0.35	$2.63	$2.98	$(0.35)	$—	$(0.35)
Year Ended June 30, 2023	18.45	0.30	1.94	2.24	(0.28)	(1.42)	(1.70)
Year Ended June 30, 2022	25.76	0.33	(3.68)	(3.35)	(0.55)	(3.41)	(3.96)
Year Ended June 30, 2021	19.90	0.28	6.68	6.96	(0.34)	(0.76)	(1.10)
Year Ended June 30, 2020	22.03	0.32	(0.05)	0.27	(0.35)	(2.05)	(2.40)
Class C
Year Ended June 30, 2024	18.43	0.24	2.54	2.78	(0.24)	—	(0.24)
Year Ended June 30, 2023	17.95	0.19	1.89	2.08	(0.18)	(1.42)	(1.60)
Year Ended June 30, 2022	25.26	0.19	(3.58)	(3.39)	(0.51)	(3.41)	(3.92)
Year Ended June 30, 2021	19.58	0.13	6.55	6.68	(0.24)	(0.76)	(1.00)
Year Ended June 30, 2020	21.72	0.20	(0.05)	0.15	(0.24)	(2.05)	(2.29)
Class I
Year Ended June 30, 2024	19.10	0.39	2.64	3.03	(0.38)	—	(0.38)
Year Ended June 30, 2023	18.54	0.34	1.96	2.30	(0.32)	(1.42)	(1.74)
Year Ended June 30, 2022	25.85	0.37	(3.70)	(3.33)	(0.57)	(3.41)	(3.98)
Year Ended June 30, 2021	19.97	0.31	6.71	7.02	(0.38)	(0.76)	(1.14)
Year Ended June 30, 2020	22.10	0.36	(0.06)	0.30	(0.38)	(2.05)	(2.43)
Class R2
Year Ended June 30, 2024	18.78	0.29	2.59	2.88	(0.29)	—	(0.29)
Year Ended June 30, 2023	18.26	0.24	1.93	2.17	(0.23)	(1.42)	(1.65)
Year Ended June 30, 2022	25.59	0.25	(3.64)	(3.39)	(0.53)	(3.41)	(3.94)
Year Ended June 30, 2021	19.79	0.20	6.62	6.82	(0.26)	(0.76)	(1.02)
Year Ended June 30, 2020	21.92	0.25	(0.05)	0.20	(0.28)	(2.05)	(2.33)
Class R3
Year Ended June 30, 2024	18.99	0.34	2.62	2.96	(0.33)	—	(0.33)
Year Ended June 30, 2023	18.35	0.23	2.01	2.24	(0.18)	(1.42)	(1.60)
Year Ended June 30, 2022	25.66	0.31	(3.67)	(3.36)	(0.54)	(3.41)	(3.95)
Year Ended June 30, 2021	19.83	0.27	6.64	6.91	(0.32)	(0.76)	(1.08)
Year Ended June 30, 2020	21.96	0.31	(0.06)	0.25	(0.33)	(2.05)	(2.38)
Class R4
Year Ended June 30, 2024	19.02	0.40	2.62	3.02	(0.39)	—	(0.39)
Year Ended June 30, 2023	18.50	0.41	1.88	2.29	(0.35)	(1.42)	(1.77)
Year Ended June 30, 2022	25.81	0.35	(3.68)	(3.33)	(0.57)	(3.41)	(3.98)
Year Ended June 30, 2021	19.93	0.33	6.67	7.00	(0.36)	(0.76)	(1.12)
Year Ended June 30, 2020	22.06	0.34	(0.04)	0.30	(0.38)	(2.05)	(2.43)
Class R5
Year Ended June 30, 2024	19.19	0.44	2.64	3.08	(0.42)	—	(0.42)
Year Ended June 30, 2023	18.62	0.38	1.95	2.33	(0.34)	(1.42)	(1.76)
Year Ended June 30, 2022	25.93	0.41	(3.72)	(3.31)	(0.59)	(3.41)	(4.00)
Year Ended June 30, 2021	20.03	0.35	6.72	7.07	(0.41)	(0.76)	(1.17)
Year Ended June 30, 2020	22.16	0.39	(0.06)	0.33	(0.41)	(2.05)	(2.46)
Class R6
Year Ended June 30, 2024	19.19	0.45	2.64	3.09	(0.43)	—	(0.43)
Year Ended June 30, 2023	18.63	0.39	1.96	2.35	(0.37)	(1.42)	(1.79)
Year Ended June 30, 2022	25.93	0.43	(3.72)	(3.29)	(0.60)	(3.41)	(4.01)
Year Ended June 30, 2021	20.03	0.38	6.72	7.10	(0.44)	(0.76)	(1.20)
Year Ended June 30, 2020	22.16	0.41	(0.06)	0.35	(0.43)	(2.05)	(2.48)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$21.62	15.83%	$637,489	0.44%	1.79%	0.52%	21%
18.99	13.12	656,787	0.43	1.63	0.52	16
18.45	(15.82)	677,060	0.43	1.40	0.52	36
25.76	35.63	1,024,243	0.42	1.19	0.52	33
19.90	0.66	1,088,646	0.41	1.54	0.52	50

20.97	15.19	11,477	1.00	1.22	1.04	21
18.43	12.47	11,359	1.00	1.07	1.03	16
17.95	(16.28)	11,955	1.00	0.86	1.04	36
25.26	34.75	15,949	1.00	0.58	1.04	33
19.58	0.08	16,763	0.99	0.98	1.04	50

21.75	16.05	202,471	0.25	1.97	0.26	21
19.10	13.39	212,173	0.25	1.86	0.27	16
18.54	(15.69)	267,740	0.25	1.58	0.26	36
25.85	35.83	437,592	0.25	1.32	0.26	33
19.97	0.82	488,471	0.24	1.73	0.27	50

21.37	15.46	160,943	0.75	1.48	0.77	21
18.78	12.83	157,484	0.75	1.34	0.77	16
18.26	(16.09)	153,273	0.75	1.09	0.77	36
25.59	35.12	199,824	0.75	0.86	0.77	33
19.79	0.30	200,654	0.76	1.22	0.77	50

21.62	15.76	21,036	0.50	1.71	0.52	21
18.99	13.11	20,493	0.50	1.27	0.52	16
18.35	(15.91)	51,430	0.50	1.35	0.52	36
25.66	35.52	65,461	0.50	1.15	0.51	33
19.83	0.57	57,891	0.51	1.51	0.52	50

21.65	16.06	43,150	0.25	1.99	0.26	21
19.02	13.40	36,240	0.25	2.22	0.27	16
18.50	(15.71)	7,965	0.25	1.50	0.27	36
25.81	35.83	15,979	0.25	1.43	0.26	33
19.93	0.82	35,248	0.26	1.65	0.27	50

21.85	16.22	871,347	0.10	2.22	0.11	21
19.19	13.56	938,361	0.10	2.03	0.12	16
18.62	(15.57)	1,254,341	0.10	1.76	0.11	36
25.93	36.03	1,668,542	0.10	1.51	0.11	33
20.03	0.96	1,521,908	0.11	1.84	0.12	50

21.85	16.33	1,872,827	0.00	2.24	0.01	21
19.19	13.65	1,931,128	0.00	2.11	0.02	16
18.63	(15.48)	1,747,795	0.00	1.87	0.01	36
25.93	36.17	2,166,737	0.00	1.61	0.01	33
20.03	1.06	1,899,514	0.01	1.94	0.02	50
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	67

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2045 Fund
Class A
Year Ended June 30, 2024	$18.89	$0.30	$2.87	$3.17	$(0.30)	$—	$(0.30)
Year Ended June 30, 2023	18.35	0.26	2.15	2.41	(0.24)	(1.63)	(1.87)
Year Ended June 30, 2022	25.52	0.30	(3.70)	(3.40)	(0.59)	(3.18)	(3.77)
Year Ended June 30, 2021	19.19	0.24	7.07	7.31	(0.30)	(0.68)	(0.98)
Year Ended June 30, 2020	21.10	0.29	(0.14)	0.15	(0.32)	(1.74)	(2.06)
Class C
Year Ended June 30, 2024	18.41	0.20	2.77	2.97	(0.20)	—	(0.20)
Year Ended June 30, 2023	17.93	0.16	2.09	2.25	(0.14)	(1.63)	(1.77)
Year Ended June 30, 2022	25.12	0.16	(3.62)	(3.46)	(0.55)	(3.18)	(3.73)
Year Ended June 30, 2021	18.96	0.10	6.98	7.08	(0.24)	(0.68)	(0.92)
Year Ended June 30, 2020	20.91	0.17	(0.15)	0.02	(0.23)	(1.74)	(1.97)
Class I
Year Ended June 30, 2024	19.02	0.35	2.88	3.23	(0.34)	—	(0.34)
Year Ended June 30, 2023	18.46	0.31	2.15	2.46	(0.27)	(1.63)	(1.90)
Year Ended June 30, 2022	25.63	0.34	(3.73)	(3.39)	(0.60)	(3.18)	(3.78)
Year Ended June 30, 2021	19.27	0.28	7.09	7.37	(0.33)	(0.68)	(1.01)
Year Ended June 30, 2020	21.18	0.33	(0.15)	0.18	(0.35)	(1.74)	(2.09)
Class R2
Year Ended June 30, 2024	18.68	0.24	2.83	3.07	(0.25)	—	(0.25)
Year Ended June 30, 2023	18.16	0.21	2.13	2.34	(0.19)	(1.63)	(1.82)
Year Ended June 30, 2022	25.37	0.22	(3.68)	(3.46)	(0.57)	(3.18)	(3.75)
Year Ended June 30, 2021	19.10	0.16	7.04	7.20	(0.25)	(0.68)	(0.93)
Year Ended June 30, 2020	21.02	0.22	(0.14)	0.08	(0.26)	(1.74)	(2.00)
Class R3
Year Ended June 30, 2024	18.78	0.27	2.86	3.13	(0.28)	—	(0.28)
Year Ended June 30, 2023	18.25	0.25	2.14	2.39	(0.23)	(1.63)	(1.86)
Year Ended June 30, 2022	25.42	0.28	(3.68)	(3.40)	(0.59)	(3.18)	(3.77)
Year Ended June 30, 2021	19.12	0.23	7.03	7.26	(0.28)	(0.68)	(0.96)
Year Ended June 30, 2020	21.03	0.28	(0.15)	0.13	(0.30)	(1.74)	(2.04)
Class R4
Year Ended June 30, 2024	18.98	0.32	2.90	3.22	(0.32)	—	(0.32)
Year Ended June 30, 2023	18.42	0.31	2.15	2.46	(0.27)	(1.63)	(1.90)
Year Ended June 30, 2022	25.58	0.31	(3.69)	(3.38)	(0.60)	(3.18)	(3.78)
Year Ended June 30, 2021	19.22	0.29	7.07	7.36	(0.32)	(0.68)	(1.00)
Year Ended June 30, 2020	21.13	0.32	(0.14)	0.18	(0.35)	(1.74)	(2.09)
Class R5
Year Ended June 30, 2024	19.07	0.40	2.87	3.27	(0.37)	—	(0.37)
Year Ended June 30, 2023	18.51	0.33	2.16	2.49	(0.30)	(1.63)	(1.93)
Year Ended June 30, 2022	25.66	0.38	(3.74)	(3.36)	(0.61)	(3.18)	(3.79)
Year Ended June 30, 2021	19.29	0.32	7.10	7.42	(0.37)	(0.68)	(1.05)
Year Ended June 30, 2020	21.20	0.35	(0.14)	0.21	(0.38)	(1.74)	(2.12)
Class R6
Year Ended June 30, 2024	19.07	0.40	2.89	3.29	(0.39)	—	(0.39)
Year Ended June 30, 2023	18.51	0.35	2.16	2.51	(0.32)	(1.63)	(1.95)
Year Ended June 30, 2022	25.65	0.40	(3.74)	(3.34)	(0.62)	(3.18)	(3.80)
Year Ended June 30, 2021	19.28	0.34	7.10	7.44	(0.39)	(0.68)	(1.07)
Year Ended June 30, 2020	21.20	0.37	(0.15)	0.22	(0.40)	(1.74)	(2.14)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$21.76	16.93%	$510,708	0.44%	1.54%	0.53%	21%
18.89	14.22	509,718	0.43	1.43	0.53	16
18.35	(16.11)	521,553	0.43	1.28	0.52	40
25.52	38.75	793,971	0.42	1.07	0.52	32
19.19	0.12	770,111	0.41	1.45	0.53	51

21.18	16.25	6,485	1.00	1.03	1.06	21
18.41	13.58	6,233	1.00	0.91	1.05	16
17.93	(16.60)	6,283	1.00	0.72	1.04	40
25.12	37.99	10,242	1.00	0.46	1.04	32
18.96	(0.50)	11,130	0.99	0.88	1.05	51

21.91	17.14	117,835	0.25	1.74	0.27	21
19.02	14.47	119,321	0.25	1.71	0.27	16
18.46	(16.01)	161,938	0.25	1.45	0.27	40
25.63	38.97	298,715	0.25	1.23	0.27	32
19.27	0.29	358,214	0.24	1.65	0.27	51

21.50	16.54	132,296	0.75	1.24	0.77	21
18.68	13.92	125,042	0.75	1.14	0.77	16
18.16	(16.45)	119,432	0.75	0.97	0.77	40
25.37	38.36	165,130	0.75	0.71	0.77	32
19.10	(0.24)	157,856	0.76	1.12	0.77	51

21.63	16.83	19,601	0.50	1.39	0.52	21
18.78	14.19	20,029	0.50	1.38	0.52	16
18.25	(16.20)	21,019	0.50	1.21	0.52	40
25.42	38.65	29,888	0.50	1.01	0.52	32
19.12	0.04	28,735	0.51	1.39	0.53	51

21.88	17.14	2,502	0.25	1.62	0.29	21
18.98	14.45	2,670	0.25	1.68	0.28	16
18.42	(16.00)	5,215	0.25	1.32	0.27	40
25.58	39.01	11,680	0.25	1.29	0.27	32
19.22	0.28	22,576	0.26	1.62	0.27	51

21.97	17.34	578,627	0.10	2.03	0.11	21
19.07	14.60	654,843	0.10	1.80	0.12	16
18.51	(15.86)	845,697	0.10	1.64	0.11	40
25.66	39.20	1,103,307	0.10	1.41	0.12	32
19.29	0.43	1,036,265	0.10	1.73	0.12	51

21.97	17.45	1,561,270	0.00	1.99	0.01	21
19.07	14.75	1,599,405	0.00	1.91	0.02	16
18.51	(15.79)	1,425,466	0.00	1.75	0.02	40
25.65	39.36	1,706,379	0.00	1.48	0.02	32
19.28	0.48	1,442,523	0.00	1.84	0.02	51
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	69

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2050 Fund
Class A
Year Ended June 30, 2024	$19.12	$0.29	$3.03	$3.32	$(0.29)	$—	$(0.29)
Year Ended June 30, 2023	18.45	0.25	2.23	2.48	(0.26)	(1.55)	(1.81)
Year Ended June 30, 2022	25.66	0.29	(3.77)	(3.48)	(0.59)	(3.14)	(3.73)
Year Ended June 30, 2021	19.30	0.25	7.10	7.35	(0.29)	(0.70)	(0.99)
Year Ended June 30, 2020	21.14	0.29	(0.15)	0.14	(0.32)	(1.66)	(1.98)
Class C
Year Ended June 30, 2024	18.60	0.17	2.94	3.11	(0.18)	—	(0.18)
Year Ended June 30, 2023	18.00	0.15	2.16	2.31	(0.16)	(1.55)	(1.71)
Year Ended June 30, 2022	25.22	0.17	(3.69)	(3.52)	(0.56)	(3.14)	(3.70)
Year Ended June 30, 2021	19.05	0.09	7.02	7.11	(0.24)	(0.70)	(0.94)
Year Ended June 30, 2020	20.92	0.17	(0.15)	0.02	(0.23)	(1.66)	(1.89)
Class I
Year Ended June 30, 2024	19.26	0.32	3.05	3.37	(0.32)	—	(0.32)
Year Ended June 30, 2023	18.57	0.30	2.23	2.53	(0.29)	(1.55)	(1.84)
Year Ended June 30, 2022	25.77	0.34	(3.80)	(3.46)	(0.60)	(3.14)	(3.74)
Year Ended June 30, 2021	19.38	0.28	7.14	7.42	(0.33)	(0.70)	(1.03)
Year Ended June 30, 2020	21.22	0.33	(0.16)	0.17	(0.35)	(1.66)	(2.01)
Class R2
Year Ended June 30, 2024	18.89	0.22	2.99	3.21	(0.23)	—	(0.23)
Year Ended June 30, 2023	18.25	0.20	2.20	2.40	(0.21)	(1.55)	(1.76)
Year Ended June 30, 2022	25.48	0.22	(3.74)	(3.52)	(0.57)	(3.14)	(3.71)
Year Ended June 30, 2021	19.20	0.16	7.07	7.23	(0.25)	(0.70)	(0.95)
Year Ended June 30, 2020	21.05	0.23	(0.16)	0.07	(0.26)	(1.66)	(1.92)
Class R3
Year Ended June 30, 2024	19.01	0.26	3.03	3.29	(0.28)	—	(0.28)
Year Ended June 30, 2023	18.35	0.23	2.22	2.45	(0.24)	(1.55)	(1.79)
Year Ended June 30, 2022	25.55	0.28	(3.75)	(3.47)	(0.59)	(3.14)	(3.73)
Year Ended June 30, 2021	19.23	0.24	7.06	7.30	(0.28)	(0.70)	(0.98)
Year Ended June 30, 2020	21.07	0.29	(0.17)	0.12	(0.30)	(1.66)	(1.96)
Class R4
Year Ended June 30, 2024	19.21	0.32	3.05	3.37	(0.33)	—	(0.33)
Year Ended June 30, 2023	18.54	0.32	2.20	2.52	(0.30)	(1.55)	(1.85)
Year Ended June 30, 2022	25.73	0.32	(3.77)	(3.45)	(0.60)	(3.14)	(3.74)
Year Ended June 30, 2021	19.34	0.29	7.11	7.40	(0.31)	(0.70)	(1.01)
Year Ended June 30, 2020	21.18	0.30	(0.13)	0.17	(0.35)	(1.66)	(2.01)
Class R5
Year Ended June 30, 2024	19.32	0.38	3.05	3.43	(0.36)	—	(0.36)
Year Ended June 30, 2023	18.63	0.35	2.21	2.56	(0.32)	(1.55)	(1.87)
Year Ended June 30, 2022	25.82	0.38	(3.81)	(3.43)	(0.62)	(3.14)	(3.76)
Year Ended June 30, 2021	19.41	0.32	7.15	7.47	(0.36)	(0.70)	(1.06)
Year Ended June 30, 2020	21.25	0.35	(0.15)	0.20	(0.38)	(1.66)	(2.04)
Class R6
Year Ended June 30, 2024	19.34	0.38	3.07	3.45	(0.38)	—	(0.38)
Year Ended June 30, 2023	18.65	0.34	2.24	2.58	(0.34)	(1.55)	(1.89)
Year Ended June 30, 2022	25.83	0.40	(3.81)	(3.41)	(0.63)	(3.14)	(3.77)
Year Ended June 30, 2021	19.42	0.34	7.16	7.50	(0.39)	(0.70)	(1.09)
Year Ended June 30, 2020	21.26	0.37	(0.15)	0.22	(0.40)	(1.66)	(2.06)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$22.15	17.52%	$437,142	0.44%	1.43%	0.53%	22%
19.12	14.52	415,427	0.43	1.36	0.53	17
18.45	(16.32)	410,646	0.43	1.26	0.52	42
25.66	38.77	622,310	0.42	1.08	0.52	33
19.30	0.11	669,044	0.41	1.44	0.53	50

21.53	16.84	8,113	1.00	0.87	1.06	22
18.60	13.86	7,943	1.00	0.83	1.05	17
18.00	(16.78)	7,296	1.00	0.73	1.05	42
25.22	37.97	9,790	1.00	0.39	1.06	33
19.05	(0.47)	10,868	0.99	0.88	1.06	50

22.31	17.69	160,188	0.25	1.60	0.27	22
19.26	14.76	165,089	0.25	1.63	0.27	17
18.57	(16.17)	197,122	0.25	1.44	0.27	42
25.77	38.99	341,114	0.25	1.20	0.27	33
19.38	0.27	351,331	0.24	1.63	0.27	50

21.87	17.14	129,170	0.75	1.12	0.77	22
18.89	14.20	120,984	0.75	1.08	0.77	17
18.25	(16.59)	111,445	0.75	0.96	0.77	42
25.48	38.33	143,149	0.75	0.71	0.77	33
19.20	(0.25)	141,456	0.76	1.14	0.78	50

22.02	17.44	24,647	0.50	1.30	0.52	22
19.01	14.45	22,993	0.50	1.28	0.52	17
18.35	(16.36)	24,905	0.50	1.20	0.52	42
25.55	38.64	32,912	0.50	1.05	0.52	33
19.23	0.02	28,624	0.51	1.44	0.53	50

22.25	17.72	9,723	0.25	1.60	0.27	22
19.21	14.74	7,837	0.25	1.71	0.27	17
18.54	(16.15)	6,998	0.25	1.37	0.27	42
25.73	38.98	10,679	0.25	1.26	0.27	33
19.34	0.27	21,884	0.25	1.46	0.27	50

22.39	17.93	647,383	0.10	1.88	0.12	22
19.32	14.87	662,293	0.10	1.89	0.12	17
18.63	(16.04)	956,841	0.10	1.62	0.12	42
25.82	39.25	1,208,319	0.10	1.37	0.12	33
19.41	0.41	1,040,450	0.10	1.74	0.12	50

22.41	18.03	1,258,120	0.00	1.87	0.02	22
19.34	15.02	1,297,128	0.00	1.85	0.02	17
18.65	(15.95)	1,140,227	0.00	1.73	0.02	42
25.83	39.36	1,389,666	0.00	1.48	0.02	33
19.42	0.51	1,183,628	0.00	1.83	0.02	50
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	71

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2055 Fund
Class A
Year Ended June 30, 2024	$23.10	$0.35	$3.64	$3.99	$(0.35)	$—	$(0.35)
Year Ended June 30, 2023	22.13	0.30	2.68	2.98	(0.29)	(1.72)	(2.01)
Year Ended June 30, 2022	29.64	0.34	(4.52)	(4.18)	(0.70)	(2.63)	(3.33)
Year Ended June 30, 2021	22.16	0.29	8.18	8.47	(0.34)	(0.65)	(0.99)
Year Ended June 30, 2020	23.80	0.33	(0.19)	0.14	(0.37)	(1.41)	(1.78)
Class C
Year Ended June 30, 2024	22.65	0.21	3.56	3.77	(0.22)	—	(0.22)
Year Ended June 30, 2023	21.73	0.18	2.64	2.82	(0.18)	(1.72)	(1.90)
Year Ended June 30, 2022	29.29	0.19	(4.45)	(4.26)	(0.67)	(2.63)	(3.30)
Year Ended June 30, 2021	21.99	0.12	8.11	8.23	(0.28)	(0.65)	(0.93)
Year Ended June 30, 2020	23.66	0.21	(0.20)	0.01	(0.27)	(1.41)	(1.68)
Class I
Year Ended June 30, 2024	23.19	0.40	3.66	4.06	(0.39)	—	(0.39)
Year Ended June 30, 2023	22.21	0.36	2.68	3.04	(0.34)	(1.72)	(2.06)
Year Ended June 30, 2022	29.70	0.39	(4.53)	(4.14)	(0.72)	(2.63)	(3.35)
Year Ended June 30, 2021	22.21	0.33	8.19	8.52	(0.38)	(0.65)	(1.03)
Year Ended June 30, 2020	23.84	0.38	(0.20)	0.18	(0.40)	(1.41)	(1.81)
Class R2
Year Ended June 30, 2024	22.90	0.27	3.62	3.89	(0.28)	—	(0.28)
Year Ended June 30, 2023	21.96	0.24	2.65	2.89	(0.23)	(1.72)	(1.95)
Year Ended June 30, 2022	29.51	0.25	(4.49)	(4.24)	(0.68)	(2.63)	(3.31)
Year Ended June 30, 2021	22.11	0.19	8.15	8.34	(0.29)	(0.65)	(0.94)
Year Ended June 30, 2020	23.75	0.25	(0.18)	0.07	(0.30)	(1.41)	(1.71)
Class R3
Year Ended June 30, 2024	22.97	0.31	3.65	3.96	(0.33)	—	(0.33)
Year Ended June 30, 2023	22.03	0.30	2.65	2.95	(0.29)	(1.72)	(2.01)
Year Ended June 30, 2022	29.54	0.32	(4.50)	(4.18)	(0.70)	(2.63)	(3.33)
Year Ended June 30, 2021	22.10	0.26	8.15	8.41	(0.32)	(0.65)	(0.97)
Year Ended June 30, 2020	23.73	0.33	(0.20)	0.13	(0.35)	(1.41)	(1.76)
Class R4
Year Ended June 30, 2024	23.16	0.32	3.74	4.06	(0.33)	—	(0.33)
Year Ended June 30, 2023	22.19	0.33	2.70	3.03	(0.34)	(1.72)	(2.06)
Year Ended June 30, 2022	29.68	0.35	(4.49)	(4.14)	(0.72)	(2.63)	(3.35)
Year Ended June 30, 2021	22.18	0.34	8.17	8.51	(0.36)	(0.65)	(1.01)
Year Ended June 30, 2020	23.81	0.37	(0.19)	0.18	(0.40)	(1.41)	(1.81)
Class R5
Year Ended June 30, 2024	23.24	0.45	3.66	4.11	(0.43)	—	(0.43)
Year Ended June 30, 2023	22.26	0.40	2.67	3.07	(0.37)	(1.72)	(2.09)
Year Ended June 30, 2022	29.73	0.44	(4.55)	(4.11)	(0.73)	(2.63)	(3.36)
Year Ended June 30, 2021	22.23	0.37	8.20	8.57	(0.42)	(0.65)	(1.07)
Year Ended June 30, 2020	23.86	0.40	(0.19)	0.21	(0.43)	(1.41)	(1.84)
Class R6
Year Ended June 30, 2024	23.26	0.46	3.67	4.13	(0.45)	—	(0.45)
Year Ended June 30, 2023	22.28	0.41	2.69	3.10	(0.40)	(1.72)	(2.12)
Year Ended June 30, 2022	29.74	0.47	(4.55)	(4.08)	(0.75)	(2.63)	(3.38)
Year Ended June 30, 2021	22.24	0.39	8.21	8.60	(0.45)	(0.65)	(1.10)
Year Ended June 30, 2020	23.87	0.42	(0.18)	0.24	(0.46)	(1.41)	(1.87)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$26.74	17.43%	$260,250	0.44%	1.43%	0.53%	25%
23.10	14.52	236,957	0.43	1.38	0.53	20
22.13	(16.24)	229,868	0.42	1.25	0.53	44
29.64	38.80	353,792	0.42	1.10	0.53	35
22.16	0.13	333,643	0.41	1.46	0.54	59

26.20	16.76	5,521	1.00	0.88	1.08	25
22.65	13.91	5,686	1.00	0.83	1.06	20
21.73	(16.74)	5,304	1.01	0.72	1.06	44
29.29	37.96	6,503	1.00	0.47	1.06	35
21.99	(0.42)	5,393	0.99	0.91	1.12	59

26.86	17.68	71,133	0.25	1.65	0.28	25
23.19	14.72	76,441	0.25	1.63	0.28	20
22.21	(16.10)	97,551	0.25	1.42	0.28	44
29.70	38.98	163,327	0.25	1.24	0.28	35
22.21	0.34	164,090	0.24	1.66	0.28	59

26.51	17.11	101,778	0.75	1.12	0.78	25
22.90	14.16	92,962	0.75	1.08	0.78	20
21.96	(16.53)	85,684	0.76	0.92	0.78	44
29.51	38.29	108,729	0.75	0.72	0.78	35
22.11	(0.18)	93,217	0.76	1.11	0.79	59

26.60	17.40	11,986	0.50	1.30	0.53	25
22.97	14.42	11,606	0.50	1.34	0.54	20
22.03	(16.31)	10,367	0.50	1.18	0.54	44
29.54	38.64	14,248	0.50	1.00	0.53	35
22.10	0.09	12,681	0.50	1.46	0.55	59

26.89	17.70	1,248	0.25	1.34	0.32	25
23.16	14.69	2,206	0.25	1.49	0.29	20
22.19	(16.12)	2,315	0.25	1.25	0.28	44
29.68	38.98	4,137	0.25	1.30	0.28	35
22.18	0.33	8,754	0.25	1.63	0.29	59

26.92	17.87	445,333	0.10	1.86	0.12	25
23.24	14.86	411,787	0.10	1.81	0.13	20
22.26	(15.97)	472,573	0.10	1.62	0.12	44
29.73	39.20	549,015	0.10	1.41	0.13	35
22.23	0.48	458,536	0.10	1.75	0.13	59

26.94	17.96	801,577	0.00	1.87	0.02	25
23.26	15.00	849,896	0.00	1.86	0.03	20
22.28	(15.88)	703,185	0.00	1.73	0.03	44
29.74	39.32	782,080	0.00	1.47	0.03	35
22.24	0.58	599,703	0.00	1.82	0.03	59
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	73

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2060 Fund
Class A
Year Ended June 30, 2024	$19.54	$0.29	$3.09	$3.38	$(0.30)	$—	$(0.30)
Year Ended June 30, 2023	18.13	0.24	2.28	2.52	(0.23)	(0.88)	(1.11)
Year Ended June 30, 2022	23.51	0.29	(3.73)	(3.44)	(0.57)	(1.37)	(1.94)
Year Ended June 30, 2021	17.52	0.22	6.47	6.69	(0.26)	(0.44)	(0.70)
Year Ended June 30, 2020	18.17	0.25	(0.21)	0.04	(0.29)	(0.40)	(0.69)
Class C
Year Ended June 30, 2024	19.24	0.18	3.04	3.22	(0.20)	—	(0.20)
Year Ended June 30, 2023	17.87	0.16	2.22	2.38	(0.13)	(0.88)	(1.01)
Year Ended June 30, 2022	23.31	0.18	(3.71)	(3.53)	(0.54)	(1.37)	(1.91)
Year Ended June 30, 2021	17.43	0.08	6.45	6.53	(0.21)	(0.44)	(0.65)
Year Ended June 30, 2020	18.11	0.15	(0.21)	(0.06)	(0.22)	(0.40)	(0.62)
Class I
Year Ended June 30, 2024	19.60	0.32	3.12	3.44	(0.33)	—	(0.33)
Year Ended June 30, 2023	18.19	0.30	2.26	2.56	(0.27)	(0.88)	(1.15)
Year Ended June 30, 2022	23.56	0.31	(3.73)	(3.42)	(0.58)	(1.37)	(1.95)
Year Ended June 30, 2021	17.55	0.25	6.49	6.74	(0.29)	(0.44)	(0.73)
Year Ended June 30, 2020	18.20	0.29	(0.22)	0.07	(0.32)	(0.40)	(0.72)
Class R2
Year Ended June 30, 2024	19.40	0.23	3.07	3.30	(0.25)	—	(0.25)
Year Ended June 30, 2023	18.02	0.20	2.24	2.44	(0.18)	(0.88)	(1.06)
Year Ended June 30, 2022	23.44	0.20	(3.70)	(3.50)	(0.55)	(1.37)	(1.92)
Year Ended June 30, 2021	17.49	0.15	6.46	6.61	(0.22)	(0.44)	(0.66)
Year Ended June 30, 2020	18.16	0.21	(0.24)	(0.03)	(0.24)	(0.40)	(0.64)
Class R3
Year Ended June 30, 2024	19.52	0.27	3.09	3.36	(0.28)	—	(0.28)
Year Ended June 30, 2023	18.11	0.23	2.28	2.51	(0.22)	(0.88)	(1.10)
Year Ended June 30, 2022	23.51	0.26	(3.73)	(3.47)	(0.56)	(1.37)	(1.93)
Year Ended June 30, 2021	17.52	0.21	6.47	6.68	(0.25)	(0.44)	(0.69)
Year Ended June 30, 2020	18.17	0.26	(0.23)	0.03	(0.28)	(0.40)	(0.68)
Class R4
Year Ended June 30, 2024	19.55	0.33	3.11	3.44	(0.34)	—	(0.34)
Year Ended June 30, 2023	18.19	0.35	2.19	2.54	(0.30)	(0.88)	(1.18)
Year Ended June 30, 2022	23.55	0.29	(3.70)	(3.41)	(0.58)	(1.37)	(1.95)
Year Ended June 30, 2021	17.54	0.30	6.44	6.74	(0.29)	(0.44)	(0.73)
Year Ended June 30, 2020	18.20	0.26	(0.20)	0.06	(0.32)	(0.40)	(0.72)
Class R5
Year Ended June 30, 2024	19.61	0.39	3.08	3.47	(0.36)	—	(0.36)
Year Ended June 30, 2023	18.20	0.35	2.24	2.59	(0.30)	(0.88)	(1.18)
Year Ended June 30, 2022	23.56	0.35	(3.75)	(3.40)	(0.59)	(1.37)	(1.96)
Year Ended June 30, 2021	17.54	0.28	6.50	6.78	(0.32)	(0.44)	(0.76)
Year Ended June 30, 2020	18.20	0.31	(0.23)	0.08	(0.34)	(0.40)	(0.74)
Class R6
Year Ended June 30, 2024	19.66	0.39	3.10	3.49	(0.38)	—	(0.38)
Year Ended June 30, 2023	18.24	0.35	2.27	2.62	(0.32)	(0.88)	(1.20)
Year Ended June 30, 2022	23.59	0.38	(3.76)	(3.38)	(0.60)	(1.37)	(1.97)
Year Ended June 30, 2021	17.57	0.30	6.50	6.80	(0.34)	(0.44)	(0.78)
Year Ended June 30, 2020	18.22	0.33	(0.22)	0.11	(0.36)	(0.40)	(0.76)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$22.62	17.46%	$65,268	0.44%	1.42%	0.57%	39%
19.54	14.59	47,910	0.43	1.30	0.57	24
18.13	(16.24)	39,896	0.43	1.30	0.59	47
23.51	38.70	50,703	0.42	1.05	0.59	36
17.52	0.03	45,390	0.41	1.42	0.66	41

22.26	16.84	3,257	1.00	0.88	1.11	39
19.24	13.90	2,296	1.00	0.90	1.10	24
17.87	(16.76)	1,873	1.01	0.83	1.10	47
23.31	37.99	1,992	1.00	0.40	1.12	36
17.43	(0.56)	1,267	0.99	0.87	1.22	41

22.71	17.70	33,157	0.25	1.55	0.30	39
19.60	14.80	27,615	0.25	1.63	0.31	24
18.19	(16.12)	28,164	0.26	1.41	0.33	47
23.56	38.99	50,531	0.25	1.17	0.32	36
17.55	0.20	25,175	0.24	1.64	0.39	41

22.45	17.11	13,477	0.75	1.14	0.82	39
19.40	14.19	10,268	0.75	1.07	0.82	24
18.02	(16.53)	9,499	0.76	0.94	0.84	47
23.44	38.34	9,829	0.75	0.72	0.84	36
17.49	(0.39)	5,747	0.75	1.17	0.93	41

22.60	17.38	8,815	0.50	1.31	0.57	39
19.52	14.51	7,473	0.50	1.26	0.57	24
18.11	(16.34)	7,162	0.51	1.20	0.59	47
23.51	38.64	7,448	0.50	0.99	0.59	36
17.52	(0.07)	4,378	0.50	1.47	0.68	41

22.65	17.76	5,579	0.25	1.62	0.32	39
19.55	14.71	3,498	0.25	1.88	0.32	24
18.19	(16.09)	407	0.26	1.29	0.37	47
23.55	38.98	1,255	0.25	1.44	0.36	36
17.54	0.12	1,262	0.25	1.46	0.42	41

22.72	17.89	167,313	0.10	1.87	0.15	39
19.61	14.97	144,381	0.10	1.86	0.15	24
18.20	(16.02)	115,172	0.11	1.58	0.18	47
23.56	39.25	92,080	0.10	1.31	0.17	36
17.54	0.26	55,957	0.10	1.77	0.24	41

22.77	17.94	384,938	0.00	1.86	0.05	39
19.66	15.11	362,709	0.00	1.87	0.06	24
18.24	(15.92)	260,352	0.01	1.72	0.08	47
23.59	39.32	235,256	0.00	1.41	0.08	36
17.57	0.41	139,446	0.00	1.89	0.14	41
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	75

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2065 Fund
Class A
Year Ended June 30, 2024	$17.14	$0.25	$2.72	$2.97	$(0.24)	$(0.06)	$(0.30)
November 1, 2022 (i) through June 30, 2023	15.00	0.13	2.18	2.31	(0.17)	—	(0.17)
Class C
Year Ended June 30, 2024	17.09	0.16	2.69	2.85	(0.16)	(0.06)	(0.22)
November 1, 2022 (i) through June 30, 2023	15.00	0.14	2.11	2.25	(0.16)	—	(0.16)
Class I
Year Ended June 30, 2024	17.16	0.29	2.72	3.01	(0.25)	(0.06)	(0.31)
November 1, 2022 (i) through June 30, 2023	15.00	0.21	2.13	2.34	(0.18)	—	(0.18)
Class R2
Year Ended June 30, 2024	17.11	0.19	2.72	2.91	(0.13)	(0.06)	(0.19)
November 1, 2022 (i) through June 30, 2023	15.00	0.17	2.11	2.28	(0.17)	—	(0.17)
Class R3
Year Ended June 30, 2024	17.13	0.23	2.73	2.96	(0.18)	(0.06)	(0.24)
November 1, 2022 (i) through June 30, 2023	15.00	0.20	2.10	2.30	(0.17)	—	(0.17)
Class R4
Year Ended June 30, 2024	17.16	0.30	2.70	3.00	(0.22)	(0.06)	(0.28)
November 1, 2022 (i) through June 30, 2023	15.00	0.22	2.12	2.34	(0.18)	—	(0.18)
Class R5
Year Ended June 30, 2024	17.17	0.22	2.82	3.04	(0.26)	(0.06)	(0.32)
November 1, 2022 (i) through June 30, 2023	15.00	0.22	2.13	2.35	(0.18)	—	(0.18)
Class R6
Year Ended June 30, 2024	17.18	0.34	2.71	3.05	(0.26)	(0.06)	(0.32)
November 1, 2022 (i) through June 30, 2023	15.00	0.20	2.16	2.36	(0.18)	—	(0.18)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Does not include expenses of Underlying Funds.
(i)	Commencement of operations.
(j)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)(h)	Net investment income (loss)(b)(g)	Expenses without waivers and reimbursements(g)(h)	Portfolio turnover rate(d)

$19.81	17.48%	$2,999	0.44%	1.34%	2.88%	18%
17.14	15.57	244	0.44	1.19	9.65	31

19.72	16.81	97	1.00	0.89	4.17	18
17.09	15.13	23	1.00	1.35	20.65	31

19.86	17.68	313	0.25	1.59	2.89	18
17.16	15.74	56	0.25	1.95	17.19	31

19.83	17.13	46	0.75	1.06	4.60	18
17.11	15.31	24	0.75	1.59	20.21	31

19.85	17.42	55	0.50	1.27	4.17	18
17.13	15.49	26	0.50	1.84	19.92	31

19.88	17.65	27	0.25	1.64	4.43	18
17.16	15.74	23	0.25	2.10	19.88	31

19.89	17.89	10,489	0.10	1.14	0.93	18
17.17	15.83	72	0.10	2.07	15.97	31

19.91	17.96	16,005	0.00 (j)	1.84	2.60	18
17.18	15.92	3,648	0.00 (j)	1.86	12.74	31
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust IV (“JPM IV") (collectively, the “Trusts”) were formed on November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 11 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan SmartRetirement® Income Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2020 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2025 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2030 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2035 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2040 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2045 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2050 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2055 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2060 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2065 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM IV	Diversified
JPMorgan SmartRetirement® Income Fund seeks current income and some capital appreciation. The remaining JPMorgan SmartRetirement® Funds each seek high total return with a shift to current income and some capital appreciation over time as each Fund approaches and passes its respective target retirement date.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

78	J.P. Morgan SmartRetirement® Funds	June 30, 2024

A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trusts (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
JPMorgan SmartRetirement® Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$227,793	$—	$—	$227,793
Investment Companies	780,394	—	—	780,394
U.S. Treasury Obligations	—	327	—	327
Short-Term Investments
Investment Companies	45,236	—	—	45,236
Total Investments in Securities	$1,053,423	$327	$—	$1,053,750

June 30, 2024	J.P. Morgan SmartRetirement® Funds	79

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2020 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$273,431	$—	$—	$273,431
Investment Companies	937,664	—	—	937,664
U.S. Treasury Obligations	—	402	—	402
Short-Term Investments
Investment Companies	51,756	—	—	51,756
Total Investments in Securities	$1,262,851	$402	$—	$1,263,253

JPMorgan SmartRetirement® 2025 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$614,003	$—	$—	$614,003
Investment Companies	2,054,083	—	—	2,054,083
U.S. Treasury Obligations	—	1,351	—	1,351
Short-Term Investments
Investment Companies	62,960	—	—	62,960
Total Investments in Securities	$2,731,046	$1,351	$—	$2,732,397

JPMorgan SmartRetirement® 2030 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$976,656	$—	$—	$976,656
Investment Companies	3,098,857	—	—	3,098,857
U.S. Treasury Obligations	—	3,895	—	3,895
Short-Term Investments
Investment Companies	47,204	—	—	47,204
Total Investments in Securities	$4,122,717	$3,895	$—	$4,126,612
Appreciation in Other Financial Instruments
Futures Contracts	$159	$—	$—	$159

JPMorgan SmartRetirement® 2035 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$919,880	$—	$—	$919,880
Investment Companies	2,753,861	—	—	2,753,861
U.S. Treasury Obligations	—	4,348	—	4,348
Short-Term Investments
Investment Companies	59,300	—	—	59,300
Total Investments in Securities	$3,733,041	$4,348	$—	$3,737,389

80	J.P. Morgan SmartRetirement® Funds	June 30, 2024

JPMorgan SmartRetirement® 2035 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$140	$—	$—	$140

JPMorgan SmartRetirement® 2040 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$1,063,389	$—	$—	$1,063,389
Investment Companies	2,685,306	—	—	2,685,306
U.S. Treasury Obligations	—	3,630	—	3,630
Short-Term Investments
Investment Companies	67,583	—	—	67,583
Total Investments in Securities	$3,816,278	$3,630	$—	$3,819,908
Appreciation in Other Financial Instruments
Futures Contracts	$141	$—	$—	$141

JPMorgan SmartRetirement® 2045 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$900,843	$—	$—	$900,843
Investment Companies	1,975,708	—	—	1,975,708
U.S. Treasury Obligations	—	2,800	—	2,800
Short-Term Investments
Investment Companies	53,035	—	—	53,035
Total Investments in Securities	$2,929,586	$2,800	$—	$2,932,386
Appreciation in Other Financial Instruments
Futures Contracts	$110	$—	$—	$110

JPMorgan SmartRetirement® 2050 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$855,891	$—	$—	$855,891
Investment Companies	1,769,939	—	—	1,769,939
U.S. Treasury Obligations	—	2,256	—	2,256
Short-Term Investments
Investment Companies	50,997	—	—	50,997
Total Investments in Securities	$2,676,827	$2,256	$—	$2,679,083
Appreciation in Other Financial Instruments
Futures Contracts	$101	$—	$—	$101

June 30, 2024	J.P. Morgan SmartRetirement® Funds	81

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2055 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$543,610	$—	$—	$543,610
Investment Companies	1,123,778	—	—	1,123,778
U.S. Treasury Obligations	—	1,627	—	1,627
Short-Term Investments
Investment Companies	29,898	—	—	29,898
Total Investments in Securities	$1,697,286	$1,627	$—	$1,698,913
Appreciation in Other Financial Instruments
Futures Contracts	$64	$—	$—	$64

JPMorgan SmartRetirement® 2060 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$218,241	$—	$—	$218,241
Investment Companies	450,691	—	—	450,691
U.S. Treasury Obligations	—	876	—	876
Short-Term Investments
Investment Companies	14,071	—	—	14,071
Total Investments in Securities	$683,003	$876	$—	$683,879
Appreciation in Other Financial Instruments
Futures Contracts	$25	$—	$—	$25

JPMorgan SmartRetirement® 2065 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$9,607	$—	$—	$9,607
Investment Companies	19,727	—	—	19,727
U.S. Treasury Obligations	—	87	—	87
Short-Term Investments
Investment Companies	781	—	—	781
Total Investments in Securities	$30,115	$87	$—	$30,202
Appreciation in Other Financial Instruments
Futures Contracts	$1	$—	$—	$1
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2024, the Funds had no investments in restricted securities including securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

82	J.P. Morgan SmartRetirement® Funds	June 30, 2024

C. Investment Transactions with Affiliates— The Funds invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ and ETFs' distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
JPMorgan SmartRetirement® Income Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$11,844	$11,025	$4,609	$(456)	$1,867	$19,671	515	$327	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	2,562	83	564	(18)	121	2,184	25	80	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	15,115	1,210	16,255	(204)	134	—	—	348	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	34,056	3,045	10,885	1,901	1,655	29,772	338	428	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	1,834	13,628	1,534	(243)	212	13,897	304	395	—
JPMorgan Core Bond Fund Class R6 Shares (a)	397,572	34,305	96,227	(11,491)	8,153	332,312	32,870	13,541	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	125,573	8,421	22,215	(2,641)	1,693	110,831	15,566	5,221	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	630	19,174	860	(10)	86	19,020	3,113	484	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	14,009	210	6,587	3,649	(3,459)	7,822	249	210	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	13,846	1,756	4,706	(1,853)	2,759	11,802	707	382	—
JPMorgan Global Select Equity ETF (a)	—	42,771	8,683	472	7,807	42,367	702	75	—
JPMorgan High Yield Fund Class R6 Shares (a)	61,075	30,887	38,168	(2,112)	4,384	56,066	8,788	4,879	—
JPMorgan Inflation Managed Bond ETF (a)	45,156	17,460	10,202	(433)	901	52,882	1,132	1,771	—
JPMorgan International Equity Fund Class R6 Shares (a)	48,513	1,319	19,345	6,041	(3,978)	32,550	1,630	871	—
JPMorgan International Research Enhanced Equity ETF (a)	87,934	5,264	38,689	3,077	2,993	60,579	968	2,231	—
JPMorgan Realty Income ETF (a)	7,551	465	1,898	564	(241)	6,441	146	185	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	14,609	1,414	10,537	634	(479)	5,641	103	147	437
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	7,313	805	3,270	204	323	5,375	252	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	7,255	518	3,058	(200)	829	5,344	196	108	9
JPMorgan U.S. Equity Fund Class R6 Shares (a)	120,810	3,832	49,203	14,360	7,051	96,850	3,919	990	1,138
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	62,290	266,545	283,599	—	—	45,236	45,236	2,853	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	119,850	2,081	47,483	3,540	18,793	96,781	2,265	1,232	129
Total	$1,199,397	$466,218	$678,577	$14,781	$51,604	$1,053,423		$36,758	$1,713

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Non-income producing security.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	83

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2020 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$16,516	$14,806	$9,515	$(763)	$2,576	$23,620	619	$411	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	3,572	33	1,161	(44)	175	2,575	29	102	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	20,738	—	20,684	(238)	184	—	—	467	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	46,407	2,236	17,363	3,057	1,402	35,739	406	553	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	2,360	17,054	2,664	(376)	329	16,703	365	491	—
JPMorgan Core Bond Fund Class R6 Shares (a)	536,512	32,385	164,841	(21,786)	17,169	399,439	39,509	17,238	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	169,260	7,361	42,078	(4,955)	3,631	133,219	18,711	6,647	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,001	23,406	1,597	(17)	119	22,912	3,750	599	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	17,062	1,081	8,843	3,962	(3,861)	9,401	299	274	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	19,309	1,775	8,022	(3,115)	4,224	14,171	849	499	—
JPMorgan Global Select Equity ETF (a)	—	54,404	14,039	856	9,652	50,873	842	99	—
JPMorgan High Yield Fund Class R6 Shares (a)	83,858	37,361	56,767	(3,430)	6,368	67,390	10,563	6,241	—
JPMorgan Inflation Managed Bond ETF (a)	61,950	20,764	19,671	(833)	1,351	63,561	1,361	2,260	—
JPMorgan International Equity Fund Class R6 Shares (a)	66,957	1,661	31,854	9,914	(7,604)	39,074	1,957	1,177	—
JPMorgan International Research Enhanced Equity ETF (a)	119,828	5,472	60,077	4,656	2,841	72,720	1,162	2,918	—
JPMorgan Realty Income ETF (a)	10,530	91	3,351	1,052	(682)	7,640	173	238	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	19,911	2,529	16,028	3,314	(3,018)	6,708	122	192	572
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	9,967	807	4,923	(86)	728	6,493	305	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	9,886	618	4,933	961	(109)	6,423	235	140	13
JPMorgan U.S. Equity Fund Class R6 Shares (a)	164,072	2,734	77,826	37,385	(10,107)	116,258	4,705	1,249	1,485
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	76,598	369,605	394,447	—	—	51,756	51,756	3,532	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	164,447	1,733	77,947	6,358	21,585	116,176	2,719	1,565	166
Total	$1,620,741	$597,916	$1,038,631	$35,872	$46,953	$1,262,851		$46,892	$2,236

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Non-income producing security.

JPMorgan SmartRetirement® 2025 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$41,081	$39,614	$27,082	$(2,719)	$6,744	$57,638	1,510	$1,091	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	8,193	337	2,634	(71)	385	6,210	70	247	—

84	J.P. Morgan SmartRetirement® Funds	June 30, 2024

JPMorgan SmartRetirement® 2025 Fund (continued)
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	$26,031	$—	$25,762	$(501)	$232	$—	—	$603	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	109,934	8,461	41,869	7,484	3,201	87,211	991	1,333	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	6,908	32,810	6,798	(862)	778	32,836	718	963	—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,010,322	100,613	271,602	(38,884)	30,201	830,650	82,161	34,068	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	316,171	24,672	61,407	(7,111)	4,708	277,033	38,909	13,027	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,459	39,044	2,929	(33)	350	44,891	7,347	1,408	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	48,564	728	26,635	(1,719)	1,987	22,925	730	728	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	48,045	2,665	18,567	(7,401)	9,840	34,582	2,072	1,324	—
JPMorgan Global Select Equity ETF (a)	—	127,599	28,622	1,542	23,698	124,217	2,057	243	—
JPMorgan High Yield Fund Class R6 Shares (a)	164,143	62,255	99,603	(8,417)	14,099	132,477	20,765	11,864	—
JPMorgan Inflation Managed Bond ETF (a)	77,916	46,078	15,364	(827)	1,788	109,591	2,347	3,371	—
JPMorgan International Equity Fund Class R6 Shares (a)	151,337	4,309	66,165	16,733	(10,755)	95,459	4,780	2,816	—
JPMorgan International Research Enhanced Equity ETF (a)	280,163	16,942	137,652	11,764	6,472	177,689	2,838	6,999	—
JPMorgan Realty Income ETF (a)	24,082	233	6,660	(20)	976	18,611	422	569	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	46,185	4,335	34,427	1,626	(1,196)	16,523	300	474	1,410
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	23,776	2,399	12,027	2,335	(728)	15,755	740	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	25,098	1,496	13,048	278	1,806	15,630	573	339	31
JPMorgan U.S. Equity Fund Class R6 Shares (a)	388,047	11,031	180,814	58,910	7,008	284,182	11,501	3,083	3,630
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	66,010	715,741	718,791	—	—	62,960	62,960	3,682	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	388,304	9,095	181,898	14,244	54,231	283,976	6,646	3,815	413
Total	$3,258,769	$1,250,457	$1,980,356	$46,351	$155,825	$2,731,046		$92,047	$5,484

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Non-income producing security.

JPMorgan SmartRetirement® 2030 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$72,541	$8,389	$13,541	$(2,049)	$5,300	$70,640	1,851	$2,070	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	13,768	820	2,899	(112)	670	12,247	140	445	—

June 30, 2024	J.P. Morgan SmartRetirement® Funds	85

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2030 Fund (continued)
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	$14,917	$—	$14,908	$(142)	$133	$—	—	$365	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	192,296	24,138	66,663	9,305	10,467	169,543	1,926	2,441	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	3,808	33,924	416	(55)	357	37,618	822	1,517	—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,125,184	209,242	252,279	(35,767)	25,351	1,071,731	106,007	41,019	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	355,665	65,737	61,068	(7,314)	4,446	357,466	50,206	15,622	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,571	43,935	1,841	(21)	354	50,998	8,347	1,542	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	40,949	667	27,539	4,694	(5,179)	13,592	433	667	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	84,878	6,830	28,919	(12,072)	16,630	67,347	4,035	2,498	—
JPMorgan Global Select Equity ETF (a)	—	233,867	38,392	1,936	44,806	242,217	4,010	433	—
JPMorgan High Yield Fund Class R6 Shares (a)	218,281	36,528	109,503	(9,011)	15,469	151,764	23,787	13,185	—
JPMorgan Inflation Managed Bond ETF (a)	8,621	54,188	1,626	(19)	586	61,750	1,323	1,130	—
JPMorgan International Equity Fund Class R6 Shares (a)	262,541	17,025	105,379	24,764	(12,671)	186,280	9,328	4,983	—
JPMorgan International Research Enhanced Equity ETF (a)	481,113	24,659	192,962	12,596	21,236	346,642	5,537	12,470	—
JPMorgan Realty Income ETF (a)	40,585	1,911	8,247	(46)	1,796	35,999	816	1,025	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	84,594	18,262	71,963	230	364	31,487	573	852	2,536
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	38,558	6,432	17,445	1,033	1,958	30,536	1,435	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	42,417	3,276	19,524	919	2,810	29,898	1,095	608	56
JPMorgan U.S. Equity Fund Class R6 Shares (a)	680,510	25,096	273,498	79,273	42,715	554,096	22,424	5,639	6,549
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	105,097	742,186	800,079	—	—	47,204	47,204	4,533	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	636,925	15,604	220,767	13,705	108,195	553,662	12,957	6,753	686
Total	$4,511,819	$1,572,716	$2,329,458	$81,847	$285,793	$4,122,717		$119,797	$9,827

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Non-income producing security.

JPMorgan SmartRetirement® 2035 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$73,959	$20,597	$13,769	$(1,558)	$5,870	$85,099	2,229	$2,121	$—

86	J.P. Morgan SmartRetirement® Funds	June 30, 2024

JPMorgan SmartRetirement® 2035 Fund (continued)
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$14,120	$967	$2,350	$(65)	$677	$13,349	152	$468	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	102,150	26,053	25,502	(33)	11,561	114,229	1,298	1,394	— (b)
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	3,903	22,330	2,152	(350)	335	24,066	526	696	—
JPMorgan Core Bond Fund Class R6 Shares (a)	282,832	32,441	76,975	(9,101)	7,386	236,583	23,401	9,123	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	624,553	181,607	90,995	(15,375)	10,272	710,062	99,728	28,843	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,294	30,508	424	(23)	172	32,527	5,323	857	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	11,502	10,147	2,210	(24)	1,386	20,801	663	188	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	91,064	6,422	28,845	(1,727)	6,863	73,777	4,420	2,559	—
JPMorgan Global Select Equity ETF (a)	—	243,527	28,313	1,352	47,880	264,446	4,378	448	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	409,862	9,632	196,596	65,147	32,345	320,390	7,698	—	2,125
JPMorgan High Yield Fund Class R6 Shares (a)	94,320	41,387	42,348	(2,343)	5,961	96,977	15,200	7,808	—
JPMorgan International Equity Fund Class R6 Shares (a)	269,333	17,801	95,841	(11,143)	23,480	203,630	10,197	5,128	—
JPMorgan International Research Enhanced Equity ETF (a)	500,580	45,614	203,221	11,684	24,329	378,986	6,054	12,893	—
JPMorgan Realty Income ETF (a)	41,545	3,313	7,023	(754)	2,624	39,705	901	1,070	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	43,241	8,035	30,660	1,442	(764)	21,294	387	441	1,314
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	22,675	2,990	7,283	(1,811)	3,796	20,367	957	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	21,658	2,237	6,117	(309)	2,385	19,854	728	329	29
JPMorgan U.S. Equity Fund Class R6 Shares (a)	386,072	22,786	140,694	36,761	31,953	336,878	13,633	3,214	3,498
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c)	90,443	648,526	679,669	—	—	59,300	59,300	3,796	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	386,004	12,495	138,692	27,854	48,979	336,640	7,878	4,198	460
JPMorgan Value Advantage Fund Class R6 Shares (a)	404,970	55,879	159,120	15,737	6,615	324,081	8,574	6,875	19,628
Total	$3,877,080	$1,445,294	$1,978,799	$115,361	$274,105	$3,733,041		$92,449	$27,054

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of June 30, 2024.
*	Non-income producing security.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	87

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2040 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$93,880	$23,368	$18,532	$(1,277)	$6,800	$104,239	2,730	$2,535	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	16,411	1,106	2,573	64	636	15,644	178	548	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	114,139	33,758	28,048	17	13,275	133,141	1,513	1,590	— (b)
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	21,365	749	6,263	(825)	1,389	16,415	359	1,310	—
JPMorgan Core Bond Fund Class R6 Shares (a)	130,837	51,704	20,221	(2,617)	1,239	160,942	15,919	5,435	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	392,840	151,053	57,152	(9,639)	5,912	483,014	67,839	18,883	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	19,292	16,421	13,641	(1,722)	2,162	22,512	3,685	1,241	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	27,295	2,444	3,071	(44)	1,389	28,013	892	449	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	108,647	9,407	38,321	(2,334)	8,169	85,568	5,127	3,060	—
JPMorgan Global Select Equity ETF (a)	—	280,664	30,524	1,476	55,505	307,121	5,085	520	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	475,647	3,353	218,436	72,716	38,968	372,248	8,944	—	2,457
JPMorgan High Yield Fund Class R6 Shares (a)	86,963	5,233	28,554	(1,683)	4,143	66,102	10,361	5,233	—
JPMorgan International Equity Fund Class R6 Shares (a)	307,951	16,287	101,890	(12,299)	26,534	236,583	11,847	6,006	—
JPMorgan International Research Enhanced Equity ETF (a)	576,587	38,325	215,653	12,659	28,350	440,268	7,033	14,669	—
JPMorgan Realty Income ETF (a)	48,298	3,739	7,622	(274)	2,420	46,561	1,056	1,253	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	49,589	5,841	31,267	2,099	(1,327)	24,935	454	521	1,551
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	26,004	3,714	8,295	460	1,889	23,772	1,117	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	24,838	2,675	6,811	144	2,290	23,136	848	385	34
JPMorgan U.S. Equity Fund Class R6 Shares (a)	446,602	34,224	169,252	40,891	38,631	391,096	15,827	3,703	4,027
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c)	52,974	678,511	663,902	—	—	67,583	67,583	2,812	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	448,753	8,805	155,044	33,297	55,010	390,821	9,146	4,863	528
JPMorgan Value Advantage Fund Class R6 Shares (a)	471,778	57,541	179,138	19,001	7,382	376,564	9,962	7,919	22,694
Total	$3,940,690	$1,428,922	$2,004,210	$150,110	$300,766	$3,816,278		$82,935	$31,291

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of June 30, 2024.
*	Non-income producing security.

88	J.P. Morgan SmartRetirement® Funds	June 30, 2024

JPMorgan SmartRetirement® 2045 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$79,345	$23,521	$17,685	$(1,575)	$6,307	$89,913	2,355	$2,150	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	13,742	1,194	2,439	52	534	13,083	149	456	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	96,289	28,584	23,762	(78)	10,701	111,734	1,269	1,328	— (b)
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	20,032	1,069	2,252	(299)	823	19,373	424	1,327	—
JPMorgan Core Bond Fund Class R6 Shares (a)	50,236	30,485	4,110	(607)	(63)	75,941	7,511	2,384	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	150,997	89,308	10,513	(2,018)	173	227,947	32,015	8,299	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	10,863	7,818	8,165	(1,010)	1,252	10,758	1,761	652	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	30,191	5,172	11,061	(332)	1,453	25,423	810	495	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	92,205	8,574	33,915	(2,375)	7,050	71,539	4,286	2,595	—
JPMorgan Global Select Equity ETF (a)	—	233,770	23,174	1,306	46,272	258,174	4,275	436	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	397,910	8,012	186,341	50,633	42,471	312,685	7,513	—	2,044
JPMorgan High Yield Fund Class R6 Shares (a)	20,386	4,689	6,300	(286)	942	19,431	3,046	1,395	—
JPMorgan International Equity Fund Class R6 Shares (a)	258,769	14,269	86,705	(10,093)	22,317	198,557	9,943	4,944	—
JPMorgan International Research Enhanced Equity ETF (a)	476,130	34,145	174,533	9,525	24,253	369,520	5,903	12,150	—
JPMorgan Realty Income ETF (a)	40,508	3,215	6,505	(872)	2,700	39,046	885	1,047	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	41,267	4,951	26,019	572	65	20,836	379	433	1,288
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	21,656	2,956	6,660	(2,448)	4,410	19,914	936	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	20,685	2,394	5,774	20	2,015	19,340	708	320	29
JPMorgan U.S. Equity Fund Class R6 Shares (a)	375,811	24,405	137,602	29,524	36,524	328,662	13,301	3,104	3,359
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c)	51,352	577,799	576,116	—	—	53,035	53,035	2,250	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	375,253	8,840	129,163	28,002	45,469	328,401	7,685	4,064	437
JPMorgan Value Advantage Fund Class R6 Shares (a)	394,757	50,764	150,762	7,769	13,746	316,274	8,367	6,747	18,883
Total	$3,018,384	$1,165,934	$1,629,556	$105,410	$269,414	$2,929,586		$56,576	$26,040

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of June 30, 2024.
*	Non-income producing security.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	89

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2050 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$72,391	$25,964	$15,805	$(1,099)	$5,813	$87,264	2,286	$1,947	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	12,459	1,473	1,928	43	498	12,545	143	423	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	89,021	28,745	21,390	258	10,264	106,898	1,214	1,245	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	10,756	836	166	(22)	306	11,710	256	741	—
JPMorgan Core Bond Fund Class R6 Shares (a)	30,073	16,129	628	(82)	(246)	45,246	4,476	1,425	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	90,390	47,279	1,022	(173)	(715)	135,759	19,067	4,959	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	9,022	4,902	7,601	(929)	1,118	6,512	1,066	484	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	28,996	2,296	6,799	(179)	1,195	25,509	812	475	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	84,802	9,039	29,836	(2,000)	6,593	68,598	4,110	2,427	—
JPMorgan Global Select Equity ETF (a)	—	221,122	18,140	561	43,235	246,778	4,086	388	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	364,395	7,939	160,498	41,372	45,705	298,913	7,182	—	1,864
JPMorgan High Yield Fund Class R6 Shares (a)	10,945	4,097	3,631	(153)	508	11,766	1,844	785	—
JPMorgan International Equity Fund Class R6 Shares (a)	236,013	12,439	69,787	(8,981)	20,120	189,804	9,505	4,465	—
JPMorgan International Research Enhanced Equity ETF (a)	436,273	41,769	156,918	8,171	23,966	353,261	5,643	11,105	—
JPMorgan Realty Income ETF (a)	36,727	4,006	4,960	(723)	2,385	37,435	849	965	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	38,091	4,640	23,488	1,038	(433)	19,848	361	392	1,167
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	19,623	3,131	5,574	(1,558)	3,384	19,006	893	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	18,743	2,566	4,739	74	1,782	18,426	675	293	26
JPMorgan U.S. Equity Fund Class R6 Shares (a)	343,630	31,406	122,198	23,592	37,786	314,216	12,716	2,850	3,009
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	43,535	554,370	546,908	—	—	50,997	50,997	2,070	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	342,141	16,390	113,836	19,038	50,236	313,969	7,348	3,767	404
JPMorgan Value Advantage Fund Class R6 Shares (a)	361,481	58,203	137,672	5,411	14,944	302,367	7,999	6,161	17,244
Total	$2,679,507	$1,098,741	$1,453,524	$83,659	$268,444	$2,676,827		$47,367	$23,714

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Non-income producing security.

90	J.P. Morgan SmartRetirement® Funds	June 30, 2024

JPMorgan SmartRetirement® 2055 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$44,981	$19,104	$11,661	$(825)	$3,824	$55,423	1,452	$1,230	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	7,742	1,004	1,147	22	326	7,947	91	263	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	58,586	19,348	16,924	(96)	6,983	67,897	771	775	1
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	6,684	674	135	(19)	194	7,398	162	464	—
JPMorgan Core Bond Fund Class R6 Shares (a)	18,688	11,064	881	(99)	(110)	28,662	2,835	883	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	56,170	32,402	2,006	(355)	(211)	86,000	12,079	3,073	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,607	3,091	4,709	(583)	702	4,108	672	302	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	18,018	1,746	4,269	(101)	766	16,160	515	297	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	53,337	8,961	21,752	(1,447)	4,383	43,482	2,605	1,493	—
JPMorgan Global Select Equity ETF (a)	—	139,807	10,701	244	27,408	156,758	2,595	247	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	227,479	12,221	104,940	16,787	38,339	189,886	4,562	—	1,163
JPMorgan High Yield Fund Class R6 Shares (a)	6,801	2,659	2,251	(102)	322	7,429	1,164	491	—
JPMorgan International Equity Fund Class R6 Shares (a)	147,810	12,785	47,077	(5,425)	12,480	120,573	6,038	2,756	—
JPMorgan International Research Enhanced Equity ETF (a)	271,767	28,054	95,901	4,658	15,829	224,407	3,585	6,920	—
JPMorgan Realty Income ETF (a)	23,997	3,164	4,450	(769)	1,838	23,780	539	600	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	23,270	3,142	14,216	(728)	1,138	12,606	229	244	725
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	12,194	2,282	3,584	(114)	1,293	12,071	567	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	11,647	1,734	2,881	(112)	1,284	11,672	428	182	16
JPMorgan U.S. Equity Fund Class R6 Shares (a)	214,766	26,443	80,591	7,479	31,501	199,598	8,078	1,806	1,905
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	25,412	389,881	385,395	—	—	29,898	29,898	1,425	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	212,924	9,917	66,729	5,345	37,992	199,449	4,668	2,344	249
JPMorgan Value Advantage Fund Class R6 Shares (a)	225,683	39,611	86,258	396	12,650	192,082	5,081	3,839	10,745
Total	$1,673,563	$769,094	$968,458	$24,156	$198,931	$1,697,286		$29,634	$14,804

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Non-income producing security.

JPMorgan SmartRetirement® 2060 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$15,776	$10,898	$5,747	$(337)	$1,638	$22,228	582	$445	$—

June 30, 2024	J.P. Morgan SmartRetirement® Funds	91

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2060 Fund (continued)
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$2,628	$749	$281	$1	$132	$3,229	37	$96	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	20,066	9,649	4,901	(381)	2,801	27,234	309	293	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	2,268	630	—	—	61	2,959	65	165	—
JPMorgan Core Bond Fund Class R6 Shares (a)	7,202	5,392	1,129	(211)	141	11,395	1,127	325	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	21,624	15,841	3,085	(548)	360	34,192	4,802	1,131	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,903	1,297	1,562	(194)	235	1,679	275	107	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	7,014	2,836	3,669	(99)	389	6,471	206	117	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	18,820	4,954	7,559	(516)	1,739	17,438	1,045	532	—
JPMorgan Global Select Equity ETF (a)	—	54,905	2,443	10	10,468	62,940	1,042	90	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	81,575	11,662	37,986	3,243	17,753	76,247	1,832	—	419
JPMorgan High Yield Fund Class R6 Shares (a)	2,308	1,415	801	(36)	113	2,999	470	178	—
JPMorgan International Equity Fund Class R6 Shares (a)	53,083	11,707	19,236	(1,567)	4,425	48,412	2,424	1,001	—
JPMorgan International Research Enhanced Equity ETF (a)	97,508	24,921	40,260	1,652	6,282	90,103	1,440	2,522	—
JPMorgan Realty Income ETF (a)	8,640	3,447	2,934	(582)	977	9,548	216	217	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	8,778	2,614	6,526	(512)	701	5,055	92	87	258
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	4,138	2,477	2,191	(373)	790	4,841	228	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	3,986	893	698	7	425	4,613	169	65	6
JPMorgan U.S. Equity Fund Class R6 Shares (a)	76,079	15,941	26,793	681	14,236	80,144	3,244	662	687
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	12,761	188,510	187,200	—	—	14,071	14,071	612	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	77,044	15,353	28,689	752	15,621	80,081	1,874	868	90
JPMorgan Value Advantage Fund Class R6 Shares (a)	80,935	25,624	34,582	(867)	6,014	77,124	2,040	1,382	3,869
Total	$604,136	$411,715	$418,272	$123	$85,301	$683,003		$10,895	$5,329

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Non-income producing security.

JPMorgan SmartRetirement® 2065 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$106	$945	$129	$(5)	$64	$981	26	$7	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	17	147	31	(1)	9	141	2	2	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	15	110	—	—	1	126	3	3	—

92	J.P. Morgan SmartRetirement® Funds	June 30, 2024

JPMorgan SmartRetirement® 2065 Fund (continued)
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$43	$436	$—	$—	$1	$480	48	$8	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	129	1,305	—	—	5	1,439	202	29	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	11	79	22	1	1	70	11	2	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	129	429	299	(5)	16	270	8	5	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	73	705	66	(1)	59	770	46	5	—
JPMorgan Global Select Equity ETF (a)	—	2,499	24	— (b)	297	2,772	46	1	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	542	2,540	307	1	583	3,359	81	—	6
JPMorgan High Yield Fund Class R6 Shares (a)	15	122	15	— (b)	2	124	20	4	—
JPMorgan International Equity Fund Class R6 Shares (a)	350	1,731	48	(4)	103	2,132	107	16	—
JPMorgan International Research Enhanced Equity ETF (a)	609	3,576	438	(5)	226	3,968	63	38	—
JPMorgan Realty Income ETF (a)	58	362	19	— (b)	20	421	9	5	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	58	260	104	(1)	9	222	4	2	4
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	28	187	16	(1)	14	212	10	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	27	198	39	— (b)	10	196	7	1	— (b)
JPMorgan U.S. Equity Fund Class R6 Shares (a)	507	2,869	264	(5)	423	3,530	143	16	11
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c)	194	15,874	15,287	—	—	781	781	23	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	459	2,782	150	— (b)	435	3,526	82	20	1
JPMorgan Value Advantage Fund Class R6 Shares (a)	535	2,996	258	(8)	132	3,397	90	22	57
Total	$3,905	$40,152	$17,516	$(34)	$2,410	$28,917		$209	$79

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of June 30, 2024.
*	Non-income producing security.
D. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
E. Futures Contracts— The Funds used index, interest rate and treasury futures contracts to gain exposure to or to overweight or underweight allocations among various sectors or markets, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit

June 30, 2024	J.P. Morgan SmartRetirement® Funds	93

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Funds' futures contracts activity during the year ended June 30, 2024:
	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2020 Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund	JPMorgan SmartRetirement® 2035 Fund
Futures Contracts:
Average Notional Balance Long	$22,443	$29,802	$60,229	$126,965	$114,149
Average Notional Balance Short	(26,576)	(35,422)	(52,017)	(32,747)	(33,771)
Ending Notional Balance Long	—	—	—	72,991	65,860

	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund	JPMorgan SmartRetirement® 2055 Fund	JPMorgan SmartRetirement® 2060 Fund
Futures Contracts:
Average Notional Balance Long	$116,585	$88,721	$78,623	$48,842	$17,268
Average Notional Balance Short	(51,633)	(39,121)	(34,226)	(21,323)	(7,333)
Ending Notional Balance Long	67,058	51,436	46,919	29,773	12,029

JPMorgan SmartRetirement® 2065 Fund
Futures Contracts:
Average Notional Balance Long	$146
Ending Notional Balance Long	544
F. Summary of Derivatives Information—The following tables present the value of derivatives held as of June 30, 2024, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	JPMorgan SmartRetirement® 2030 Fund	JPMorgan SmartRetirement® 2035 Fund
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$159	$140
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	159	140

94	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund	JPMorgan SmartRetirement® 2055 Fund	JPMorgan SmartRetirement® 2060 Fund
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$141	$110	$101	$64	$25
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	141	110	101	64	25

JPMorgan SmartRetirement® 2065 Fund
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$1
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	1

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the year ended June 30, 2024, by primary underlying risk exposure:
	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2020 Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund	JPMorgan SmartRetirement® 2035 Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$(855)	$(1,081)	$(416)	$7,690	$1,599
Interest Rate Risk Exposure:
Futures Contracts	(1,308)	(1,688)	(3,569)	(4,630)	(4,188)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	425	565	419	(202)	1,493
Interest Rate Risk Exposure:
Futures Contracts	167	230	451	614	522

	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund	JPMorgan SmartRetirement® 2055 Fund	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$(991)	$(740)	$(395)	$(376)	$(77)	$(6)
Interest Rate Risk Exposure:
Futures Contracts	(4,367)	(3,242)	(2,935)	(1,878)	(591)	(12)

June 30, 2024	J.P. Morgan SmartRetirement® Funds	95

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund	JPMorgan SmartRetirement® 2055 Fund	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	$2,459	$1,870	$1,567	$1,032	$360	$1
Interest Rate Risk Exposure:
Futures Contracts	528	403	358	223	78	—
G. Offering and Organization Costs— Total offering costs of $170 incurred in connection with the offering of shares of JPMorgan SmartRetirement® 2065 Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund , if any, are/were recorded as an expense at the time the Fund commenced operations. For the year ended June 30, 2024, total offering costs amortized were $58.
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
I. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2024 are as follows:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
JPMorgan SmartRetirement® Income Fund
Transfer agency fees	$89	$1	$3	$4	$1	$— (a)	$6	$12	$116
JPMorgan SmartRetirement® 2020 Fund
Transfer agency fees	51	2	4	5	1	1	6	13	83
JPMorgan SmartRetirement® 2025 Fund
Transfer agency fees	67	3	5	5	1	1	9	21	112
JPMorgan SmartRetirement® 2030 Fund
Transfer agency fees	82	4	5	6	2	1	12	26	138
JPMorgan SmartRetirement® 2035 Fund
Transfer agency fees	72	3	4	6	2	1	9	25	122
JPMorgan SmartRetirement® 2040 Fund
Transfer agency fees	75	3	5	7	2	1	10	25	128
JPMorgan SmartRetirement® 2045 Fund
Transfer agency fees	59	2	4	6	2	1	8	22	104
JPMorgan SmartRetirement® 2050 Fund
Transfer agency fees	46	4	4	6	2	1	8	21	92
JPMorgan SmartRetirement® 2055 Fund
Transfer agency fees	24	3	3	6	2	1	6	17	62
JPMorgan SmartRetirement® 2060 Fund
Transfer agency fees	10	2	2	2	1	1	3	13	34

96	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
JPMorgan SmartRetirement® 2065 Fund
Transfer agency fees	$1	$— (a)	$1	$— (a)	$— (a)	$— (a)	$1	$3	$6

(a)	Amount rounds to less than one thousand.
The Funds invested in Underlying Funds and ETFs and, as a result bear a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds and ETFs are waived as described in Note 3.F.
J. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
JPMorgan SmartRetirement® Income Fund	$—	$(2)	$2
JPMorgan SmartRetirement® 2020 Fund	—	(74)	74
JPMorgan SmartRetirement® 2025 Fund	—	(86)	86
JPMorgan SmartRetirement® 2030 Fund	—	(453)	453
JPMorgan SmartRetirement® 2035 Fund	—	(249)	249
JPMorgan SmartRetirement® 2040 Fund	—	(516)	516
JPMorgan SmartRetirement® 2045 Fund	—	(159)	159
JPMorgan SmartRetirement® 2050 Fund	—	(137)	137
JPMorgan SmartRetirement® 2055 Fund	—	(142)	142
JPMorgan SmartRetirement® 2060 Fund	—	(23)	23
JPMorgan SmartRetirement® 2065 Fund	— (a)	— (a)	—

(a)	Amount rounds to less than one thousand.
The reclassifications for the Funds relate primarily to tax adjustments on certain investments and foreign currency gains or losses.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and receives no compensation for performing such services, although the Adviser and its affiliates receive investment advisory fees from the Underlying Funds.
The Adviser reimbursed expenses as outlined in Note 3.F.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	97

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. The Administrator does not receive a separate fee for services to the Funds but does receive fees for services to the Underlying Funds.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C	Class R2	Class R3
0.25%	0.75%	0.50%	0.25%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2024, JPMDS retained the following:
	Front-End Sales Charge	CDSC
JPMorgan SmartRetirement® Income Fund	$1	$—
JPMorgan SmartRetirement® 2020 Fund	1	—
JPMorgan SmartRetirement® 2025 Fund	2	— (a)
JPMorgan SmartRetirement® 2030 Fund	4	— (a)
JPMorgan SmartRetirement® 2035 Fund	6	— (a)
JPMorgan SmartRetirement® 2040 Fund	9	— (a)
JPMorgan SmartRetirement® 2045 Fund	5	— (a)
JPMorgan SmartRetirement® 2050 Fund	5	— (a)
JPMorgan SmartRetirement® 2055 Fund	3	— (a)
JPMorgan SmartRetirement® 2060 Fund	5	— (a)
JPMorgan SmartRetirement® 2065 Fund	— (a)	—

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5
0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.10%
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. As part of its Administration Agreement, the Administrator pays fees and certain expenses for custody and fund accounting.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

98	J.P. Morgan SmartRetirement® Funds	June 30, 2024

F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
JPMorgan SmartRetirement® Income Fund	0.35%	0.98%	0.23%	0.75%	0.50%	0.25%	0.10%	n/a
JPMorgan SmartRetirement® 2020 Fund	0.41	1.00	0.25	0.75	0.50	0.25	0.10	n/a
JPMorgan SmartRetirement® 2025 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	n/a
JPMorgan SmartRetirement® 2030 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	n/a
JPMorgan SmartRetirement® 2035 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	n/a
JPMorgan SmartRetirement® 2040 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	n/a
JPMorgan SmartRetirement® 2045 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	n/a
JPMorgan SmartRetirement® 2050 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	n/a
JPMorgan SmartRetirement® 2055 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	n/a
JPMorgan SmartRetirement® 2060 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	n/a
JPMorgan SmartRetirement® 2065 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	n/a
The expense limitation agreements were in effect for the year ended June 30, 2024 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2024.
The Underlying Funds and ETFs may impose separate advisory and service fees. To avoid charging a service fee at an effective rate above 0.25% for Class A, Class C, Class I, Class R2, Class R3 and Class R4 Shares and above 0.10% for Class R5 Shares, JPMDS will waive service fees with respect to the Funds in an amount equal to the weighted average pro-rata amount of service fees charged by the Underlying Funds and ETFs up to 0.25% for Class A, Class C, Class I, Class R2, Class R3, Class R4 Shares and up to 0.10% with respect to Class R5 Shares. The Funds’ shareholder servicing agent has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees it collects from the affiliated money market funds on the Fund’s investment in such money market funds.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	99

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
For the year ended June 30, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Service Fees	Contractual Reimbursements
JPMorgan SmartRetirement® Income Fund	$612	$277
JPMorgan SmartRetirement® 2020 Fund	349	276
JPMorgan SmartRetirement® 2025 Fund	422	364
JPMorgan SmartRetirement® 2030 Fund	551	427
JPMorgan SmartRetirement® 2035 Fund	468	419
JPMorgan SmartRetirement® 2040 Fund	478	401
JPMorgan SmartRetirement® 2045 Fund	375	383
JPMorgan SmartRetirement® 2050 Fund	317	383
JPMorgan SmartRetirement® 2055 Fund	188	341
JPMorgan SmartRetirement® 2060 Fund	54	290
JPMorgan SmartRetirement® 2065 Fund	2	283
JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the year ended June 30, 2024, the amount of these reimbursements were as follows:

JPMorgan SmartRetirement® Income Fund	$1
JPMorgan SmartRetirement® 2020 Fund	1
JPMorgan SmartRetirement® 2025 Fund	1
JPMorgan SmartRetirement® 2030 Fund	1
JPMorgan SmartRetirement® 2035 Fund	1
JPMorgan SmartRetirement® 2040 Fund	1
JPMorgan SmartRetirement® 2045 Fund	1
JPMorgan SmartRetirement® 2050 Fund	1
JPMorgan SmartRetirement® 2055 Fund	1
JPMorgan SmartRetirement® 2060 Fund	1
JPMorgan SmartRetirement® 2065 Fund	1
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
JPMorgan SmartRetirement® Income Fund	$199,674	$394,978	$2,393	$6,067
JPMorgan SmartRetirement® 2020 Fund	228,311	644,183	3,060	7,881
JPMorgan SmartRetirement® 2025 Fund	534,715	1,261,564	4,772	7,492

100	J.P. Morgan SmartRetirement® Funds	June 30, 2024

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
JPMorgan SmartRetirement® 2030 Fund	$830,528	$1,529,376	$5,899	$7,055
JPMorgan SmartRetirement® 2035 Fund	796,772	1,299,134	4,178	3,502
JPMorgan SmartRetirement® 2040 Fund	750,413	1,340,310	5,698	8,747
JPMorgan SmartRetirement® 2045 Fund	588,139	1,053,443	4,343	6,092
JPMorgan SmartRetirement® 2050 Fund	544,372	906,616	3,765	9,603
JPMorgan SmartRetirement® 2055 Fund	379,214	583,065	2,469	4,353
JPMorgan SmartRetirement® 2060 Fund	223,210	231,075	874	930
JPMorgan SmartRetirement® 2065 Fund	25,277	2,266	—	—
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
JPMorgan SmartRetirement® Income Fund	$962,203	$119,285	$27,738	$91,547
JPMorgan SmartRetirement® 2020 Fund	1,163,066	146,890	46,703	100,187
JPMorgan SmartRetirement® 2025 Fund	2,528,451	308,538	104,592	203,946
JPMorgan SmartRetirement® 2030 Fund	3,642,482	602,342	118,053	484,289
JPMorgan SmartRetirement® 2035 Fund	2,968,107	846,058	76,636	769,422
JPMorgan SmartRetirement® 2040 Fund	2,814,641	1,054,715	49,307	1,005,408
JPMorgan SmartRetirement® 2045 Fund	2,168,298	786,955	22,757	764,198
JPMorgan SmartRetirement® 2050 Fund	1,946,455	748,933	16,204	732,729
JPMorgan SmartRetirement® 2055 Fund	1,306,100	405,170	12,293	392,877
JPMorgan SmartRetirement® 2060 Fund	579,377	108,146	3,619	104,527
JPMorgan SmartRetirement® 2065 Fund	27,520	2,683	—	2,683
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments and wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2024 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
JPMorgan SmartRetirement® Income Fund	$35,959	$—	$35,959
JPMorgan SmartRetirement® 2020 Fund	47,377	—	47,377
JPMorgan SmartRetirement® 2025 Fund	89,923	—	89,923
JPMorgan SmartRetirement® 2030 Fund	113,544	—	113,544
JPMorgan SmartRetirement® 2035 Fund	84,060	—	84,060
JPMorgan SmartRetirement® 2040 Fund	76,190	—	76,190
JPMorgan SmartRetirement® 2045 Fund	51,908	—	51,908
JPMorgan SmartRetirement® 2050 Fund	43,760	—	43,760
JPMorgan SmartRetirement® 2055 Fund	27,283	—	27,283
JPMorgan SmartRetirement® 2060 Fund	10,186	—	10,186
JPMorgan SmartRetirement® 2065 Fund	152	19	171

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	101

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
The tax character of distributions paid during the year ended June 30, 2023 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
JPMorgan SmartRetirement® Income Fund	$37,946	$22,785	$60,731
JPMorgan SmartRetirement® 2020 Fund	53,672	36,882	90,554
JPMorgan SmartRetirement® 2025 Fund	92,349	149,525	241,874
JPMorgan SmartRetirement® 2030 Fund	108,100	253,986	362,086
JPMorgan SmartRetirement® 2035 Fund	79,710	241,962	321,672
JPMorgan SmartRetirement® 2040 Fund	74,687	300,945	375,632
JPMorgan SmartRetirement® 2045 Fund	50,334	255,858	306,192
JPMorgan SmartRetirement® 2050 Fund	46,319	226,247	272,566
JPMorgan SmartRetirement® 2055 Fund	26,715	122,333	149,048
JPMorgan SmartRetirement® 2060 Fund	8,590	24,333	32,923
JPMorgan SmartRetirement® 2065 Fund	12	—	12

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of June 30, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
JPMorgan SmartRetirement® Income Fund	$14,750	$(18,743)	$91,531
JPMorgan SmartRetirement® 2020 Fund	18,083	(2,823)	100,145
JPMorgan SmartRetirement® 2025 Fund	35,654	5,894	203,942
JPMorgan SmartRetirement® 2030 Fund	43,610	59,422	484,281
JPMorgan SmartRetirement® 2035 Fund	29,032	46,979	769,411
JPMorgan SmartRetirement® 2040 Fund	21,072	62,567	1,005,392
JPMorgan SmartRetirement® 2045 Fund	11,229	47,234	764,188
JPMorgan SmartRetirement® 2050 Fund	7,791	3,222	732,718
JPMorgan SmartRetirement® 2055 Fund	4,938	746	392,869
JPMorgan SmartRetirement® 2060 Fund	3,290	3,822	104,493
JPMorgan SmartRetirement® 2065 Fund	85	68	2,683
The cumulative timing differences primarily consist of post-October capital loss deferrals, tax adjustments on certain investments, dividends payable and wash sale loss deferrals.
As of June 30, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
Capital Loss Carryforward Character
Short-Term
JPMorgan SmartRetirement® Income Fund	$18,743
JPMorgan SmartRetirement® 2020 Fund	2,823

102	J.P. Morgan SmartRetirement® Funds	June 30, 2024

Net capital losses (gains) and specified ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2024, the following Funds deferred to July 1, 2024 the following net capital losses (gains) and specified ordinary losses of:
	Net Capital Losses (Gains)	Specified Ordinary Losses
	Short-Term
JPMorgan SmartRetirement® Income Fund	$437	$—
JPMorgan SmartRetirement® 2020 Fund	180	—
JPMorgan SmartRetirement® 2025 Fund	1,215	—
JPMorgan SmartRetirement® 2030 Fund	—	— (a)
JPMorgan SmartRetirement® 2045 Fund	—	— (a)
JPMorgan SmartRetirement® 2065 Fund	2	—

(a)	Amount rounds to less than one thousand.
During the year ended June 30, 2024, the Fund utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
JPMorgan SmartRetirement® Income Fund	$—	$795
JPMorgan SmartRetirement® 2020 Fund	30,870	4,448
JPMorgan SmartRetirement® 2025 Fund	45,090	—
JPMorgan SmartRetirement® 2030 Fund	37,175	—
JPMorgan SmartRetirement® 2035 Fund	63,639	7,551
JPMorgan SmartRetirement® 2040 Fund	65,426	4,321
JPMorgan SmartRetirement® 2045 Fund	50,224	—
JPMorgan SmartRetirement® 2050 Fund	49,632	11,022
JPMorgan SmartRetirement® 2055 Fund	11,863	—
JPMorgan SmartRetirement® 2060 Fund	1,037	—
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2024.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2024.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or

June 30, 2024	J.P. Morgan SmartRetirement® Funds	103

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended June 30, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of June 30, 2024, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
JPMorgan SmartRetirement® Income Fund	2	40.9%
JPMorgan SmartRetirement® 2020 Fund	2	40.8
JPMorgan SmartRetirement® 2025 Fund	3	56.0
JPMorgan SmartRetirement® 2030 Fund	3	51.7
JPMorgan SmartRetirement® 2035 Fund	3	56.4
JPMorgan SmartRetirement® 2040 Fund	3	52.8
JPMorgan SmartRetirement® 2045 Fund	3	57.8
JPMorgan SmartRetirement® 2050 Fund	3	53.4
JPMorgan SmartRetirement® 2055 Fund	3	55.3
JPMorgan SmartRetirement® 2060 Fund	3	47.6
JPMorgan SmartRetirement® 2065 Fund	3	61.2
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of June 30, 2024, the Funds owned in the aggregate, shares representing more than 10% of the net assets of the following Underlying Funds:
% of Net Assets
JPMorgan Realty Income ETF	75.3%
JPMorgan ActiveBuilders Emerging Markets Equity ETF	57.9
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	53.1
JPMorgan Global Select Equity ETF	52.0
JPMorgan Inflation Managed Bond ETF	45.0
JPMorgan International Research Enhanced Equity ETF	39.1
JPMorgan International Equity Fund	30.2
JPMorgan U.S. Research Enhanced Equity Fund	28.8
JPMorgan Emerging Markets Research Enhanced Equity Fund	24.8
JPMorgan Emerging Markets Debt Fund	23.2
JPMorgan Value Advantage Fund	18.2
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	16.9
JPMorgan Core Plus Bond Fund	12.6
JPMorgan Small Cap Value Fund	12.1
JPMorgan High Yield Fund	11.9
JPMorgan BetaBuilders MSCI US REIT ETF	10.8
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be

104	J.P. Morgan SmartRetirement® Funds	June 30, 2024

more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.
Each Fund invests in ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).
Because of the Funds’ investments in Underlying Funds and ETFs, the Funds indirectly pay a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Funds may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Funds are also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market.
In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.
Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	105

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust IV and Shareholders of each of the eleven funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds indicated in the table below (ten of the funds constituting JPMorgan Trust I and one of the funds constituting JPMorgan Trust IV, hereinafter collectively referred to as the “Funds”) as of June 30, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Fund
JPMorgan SmartRetirement® Income Fund *
JPMorgan SmartRetirement® 2020 Fund *
JPMorgan SmartRetirement® 2025 Fund *
JPMorgan SmartRetirement® 2030 Fund *
JPMorgan SmartRetirement® 2035 Fund *
JPMorgan SmartRetirement® 2040 Fund *
JPMorgan SmartRetirement® 2045 Fund *
JPMorgan SmartRetirement® 2050 Fund *
JPMorgan SmartRetirement® 2055 Fund *
JPMorgan SmartRetirement® 2060 Fund *
JPMorgan SmartRetirement® 2065 Fund **

*	Statement of operations for the year ended June 30, 2024 and statement of changes in net assets for the years ended June 30, 2024 and 2023.
**
Statement of operations for the year ended June 30, 2024 and statement of changes in net assets for the year ended June 30, 2024 and the period November 1, 2022 (commencement of operations) through June 30, 2023.

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 27, 2024
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

106	J.P. Morgan SmartRetirement® Funds	June 30, 2024

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended June 30, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2024:
Dividends Received Deduction
JPMorgan SmartRetirement® Income Fund	9.44%
JPMorgan SmartRetirement® 2020 Fund	9.35
JPMorgan SmartRetirement® 2025 Fund	11.90
JPMorgan SmartRetirement® 2030 Fund	15.86
JPMorgan SmartRetirement® 2035 Fund	19.97
JPMorgan SmartRetirement® 2040 Fund	25.26
JPMorgan SmartRetirement® 2045 Fund	30.59
JPMorgan SmartRetirement® 2050 Fund	32.61
JPMorgan SmartRetirement® 2055 Fund	32.76
JPMorgan SmartRetirement® 2060 Fund	31.18
JPMorgan SmartRetirement® 2065 Fund	22.70
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2024:
Long-Term Capital Gain Distribution
JPMorgan SmartRetirement® 2065 Fund	$19
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2024:
Qualified Dividend Income
JPMorgan SmartRetirement® Income Fund	$10,146
JPMorgan SmartRetirement® 2020 Fund	12,895
JPMorgan SmartRetirement® 2025 Fund	30,154
JPMorgan SmartRetirement® 2030 Fund	49,250
JPMorgan SmartRetirement® 2035 Fund	46,910
JPMorgan SmartRetirement® 2040 Fund	51,316
JPMorgan SmartRetirement® 2045 Fund	41,292
JPMorgan SmartRetirement® 2050 Fund	36,701
JPMorgan SmartRetirement® 2055 Fund	22,716
JPMorgan SmartRetirement® 2060 Fund	8,165
JPMorgan SmartRetirement® 2065 Fund	131
Foreign Source Income and Foreign Tax Credit Pass Through
For the fiscal year ended June 30, 2024, the Funds intend to elect to pass through to shareholders taxes paid to foreign countries. Gross income and foreign tax expenses cannot be quantified until Underlying Funds complete reporting for the calendar year in progress. Amounts for the fiscal year ended June 30, 2024 will be disclosed in the semi-annual report for the period ended December 31, 2024.

June 30, 2024	J.P. Morgan SmartRetirement® Funds	107

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. June 2024.
AN-SR-624

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.

Annual Report
JPMorgan SmartRetirement® Blend Funds
June 30, 2024
JPMorgan SmartRetirement® Blend Income Fund
JPMorgan SmartRetirement® Blend 2020 Fund
JPMorgan SmartRetirement® Blend 2025 Fund
JPMorgan SmartRetirement® Blend 2030 Fund
JPMorgan SmartRetirement® Blend 2035 Fund
JPMorgan SmartRetirement® Blend 2040 Fund
JPMorgan SmartRetirement® Blend 2045 Fund
JPMorgan SmartRetirement® Blend 2050 Fund
JPMorgan SmartRetirement® Blend 2055 Fund
JPMorgan SmartRetirement® Blend 2060 Fund
JPMorgan SmartRetirement® Blend 2065 Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 41.7%
Fixed Income — 17.7%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	9,671	68,855
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,932	11,806
JPMorgan High Yield Fund Class R6 Shares (a)	5,460	34,834
Total Fixed Income		115,495
International Equity — 1.9%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	744	12,417
U.S. Equity — 22.1%
JPMorgan Equity Index Fund Class R6 Shares (a)	1,760	144,220
Total Investment Companies (Cost $213,500)		272,132
Exchange-Traded Funds — 27.4%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	62	5,430
Fixed Income — 10.6%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	603	27,408
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	188	8,606
JPMorgan Inflation Managed Bond ETF (a)	704	32,853
Total Fixed Income		68,867
International Equity — 11.7%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	234	12,242
JPMorgan BetaBuilders International Equity ETF (a)	1,080	63,801
Total International Equity		76,043
U.S. Equity — 4.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	207	18,198
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	164	10,034
Total U.S. Equity		28,232
Total Exchange-Traded Funds (Cost $159,451)		178,572
	PRINCIPAL AMOUNT ($000)
Mortgage-Backed Securities — 7.8%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	495	436
Pool # WA1626, 3.45%, 8/1/2032	388	355
Pool # WN3225, 3.80%, 10/1/2034	250	229
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	203	185
Pool # QA9530, 2.50%, 5/1/2050	174	144
Pool # QB4026, 2.50%, 10/1/2050	517	432
Pool # QB4045, 2.50%, 10/1/2050	330	274
Pool # QB4484, 2.50%, 10/1/2050	207	172
Pool # QB4542, 2.50%, 10/1/2050	213	177
Pool # RA4224, 3.00%, 11/1/2050	105	90
Pool # QB8503, 2.50%, 2/1/2051	320	263
Pool # QC9443, 2.50%, 10/1/2051	243	201
Pool # QD5778, 3.00%, 1/1/2052	247	212
Pool # QD7596, 2.50%, 2/1/2052	750	621
Pool # SD3952, 2.50%, 3/1/2052	508	419
Pool # QE1637, 4.00%, 5/1/2052	96	89
Pool # QE1832, 4.50%, 5/1/2052	116	112
Pool # QH9763, 6.00%, 1/1/2054	162	163
Pool # QH9845, 6.00%, 2/1/2054	712	716
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	248	248
Pool # BK2113, 2.50%, 3/1/2050	162	134
Pool # CA5658, 2.50%, 5/1/2050	54	44
Pool # FM3118, 3.00%, 5/1/2050	157	136
Pool # BP8608, 2.50%, 6/1/2050	107	88
Pool # BP9250, 2.50%, 7/1/2050	477	395
Pool # CA6635, 2.50%, 8/1/2050	179	149
Pool # FP0059, 2.50%, 8/1/2050	362	297
Pool # BQ2894, 3.00%, 9/1/2050	285	248
Pool # BQ3996, 2.50%, 10/1/2050	205	170
Pool # BQ5243, 3.50%, 10/1/2050	115	103
Pool # CA7398, 3.50%, 10/1/2050	277	248
Pool # BP7667, 2.50%, 12/1/2050	266	221
Pool # CA8637, 4.00%, 1/1/2051	627	586
Pool # CB0189, 3.00%, 4/1/2051	104	90
Pool # CB0458, 2.50%, 5/1/2051	174	143
Pool # FM7916, 2.50%, 6/1/2051	155	128
Pool # FM7957, 2.50%, 7/1/2051	1,022	845
Pool # CB1301, 2.50%, 8/1/2051	256	212
Pool # FM8247, 2.50%, 8/1/2051	145	120
Pool # FS4624, 2.50%, 11/1/2051	129	107
Pool # FS2559, 3.00%, 12/1/2051	488	420
Pool # BU3079, 3.00%, 1/1/2052	163	139
Pool # BV4831, 3.00%, 2/1/2052	152	130
Pool # FS7749, 3.00%, 2/1/2052	446	383
Pool # BV0295, 3.50%, 2/1/2052	367	331
Pool # BV6743, 4.50%, 5/1/2052	117	112
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	1

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BV9515, 6.00%, 6/1/2052	137	138
Pool # BY4714, 5.00%, 6/1/2053	367	355
Pool # BY9327, 6.00%, 11/1/2053	368	369
Pool # DA7753, 5.50%, 1/1/2054	174	172
Pool # DA0425, 6.00%, 2/1/2054	185	187
Pool # DA7754, 6.00%, 2/1/2054	628	632
Pool # CB8334, 5.50%, 4/1/2054	548	542
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	219	219
Pool # AM3010, 5.07%, 3/1/2028	199	200
Pool # BL8639, 1.09%, 4/1/2028	234	204
Pool # BS6144, 3.97%, 1/1/2029	490	474
Pool # AM5319, 4.34%, 1/1/2029	181	178
Pool # BS8149, 4.97%, 9/1/2029	300	302
Pool # BS0448, 1.27%, 12/1/2029	434	362
Pool # BL9748, 1.60%, 12/1/2029	137	117
Pool # AN7593, 2.99%, 12/1/2029	124	114
Pool # BL9252, 1.37%, 3/1/2030	145	121
Pool # AN8285, 3.11%, 3/1/2030	130	120
Pool # BS0154, 1.28%, 4/1/2030	94	78
Pool # AM8544, 3.08%, 4/1/2030	57	53
Pool # BL9251, 1.45%, 10/1/2030	350	291
Pool # BL4885, 2.55%, 10/1/2030	158	141
Pool # AM4789, 4.18%, 11/1/2030	83	80
Pool # BL9891, 1.37%, 12/1/2030	240	198
Pool # BS0025, 1.38%, 12/1/2030	545	453
Pool # BL9494, 1.46%, 12/1/2030	95	78
Pool # BS7290, 5.64%, 2/1/2031	495	514
Pool # BS6203, 4.26%, 4/1/2031	197	190
Pool # BS8442, 4.74%, 4/1/2031	645	643
Pool # BS2915, 1.87%, 5/1/2031	80	67
Pool # BS6802, 4.93%, 6/1/2031	539	539
Pool # BS8688, 4.68%, 8/1/2031	295	293
Pool # BS8686, 4.68%, 11/1/2031	290	287
Pool # BS4563, 2.01%, 1/1/2032	95	79
Pool # BS5580, 3.68%, 1/1/2032	370	344
Pool # BM7037, 1.75%, 3/1/2032 (b)	449	367
Pool # BS4654, 2.39%, 3/1/2032	335	286
Pool # BL5680, 2.44%, 3/1/2032	425	362
Pool # AN5952, 3.01%, 7/1/2032	130	116
Pool # AN5472, 3.09%, 7/1/2032	577	515
Pool # AN6149, 3.14%, 7/1/2032	595	528
Pool # BS5530, 3.30%, 7/1/2032	564	507
Pool # BS6095, 4.14%, 7/1/2032	180	172
Pool # BS6345, 3.91%, 8/1/2032	165	155
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BZ0884, 5.37%, 9/1/2032	475	491
Pool # BM3226, 3.45%, 10/1/2032 (b)	580	533
Pool # BS6822, 3.81%, 10/1/2032	320	298
Pool # BS8528, 4.31%, 10/1/2032	670	647
Pool # BS6872, 4.41%, 10/1/2032	105	102
Pool # BS6926, 4.51%, 10/1/2032	145	143
Pool # BS6928, 4.55%, 10/1/2032	115	113
Pool # BS6915, 4.60%, 10/1/2032	343	336
Pool # BS6954, 4.93%, 10/1/2032	257	259
Pool # BS6819, 4.12%, 11/1/2032	375	358
Pool # BS6985, 4.92%, 11/1/2032	600	604
Pool # BS7090, 4.45%, 12/1/2032	615	601
Pool # BS7113, 4.90%, 12/1/2032	114	115
Pool # AN7923, 3.33%, 1/1/2033	250	224
Pool # BS8428, 4.41%, 1/1/2033	600	582
Pool # BS7398, 4.74%, 2/1/2033	285	284
Pool # BS5357, 3.41%, 3/1/2033	275	247
Pool # AN9067, 3.51%, 5/1/2033	140	127
Pool # BS8416, 4.56%, 5/1/2033	210	206
Pool # AN9752, 3.65%, 7/1/2033	615	564
Pool # BS5511, 3.45%, 8/1/2033	362	326
Pool # AN9753, 3.65%, 8/1/2033	450	413
Pool # BS5127, 3.15%, 9/1/2033	215	189
Pool # BS4197, 2.14%, 12/1/2033	248	202
Pool # BL1012, 4.03%, 12/1/2033	130	122
Pool # BL0900, 4.08%, 2/1/2034	100	94
Pool # BZ0430, 4.32%, 2/1/2034	220	211
Pool # AN0375, 3.76%, 12/1/2035	219	202
Pool # AN4430, 3.61%, 1/1/2037	197	184
Pool # BF0105, 4.00%, 6/1/2056 (c)	249	228
Pool # BF0107, 4.50%, 6/1/2056 (c)	187	178
Pool # BF0118, 4.50%, 6/1/2056 (c)	245	232
Pool # BF0125, 4.00%, 7/1/2056 (c)	215	198
Pool # BF0189, 3.00%, 6/1/2057 (c)	550	464
Pool # BF0219, 3.50%, 9/1/2057	499	441
Pool # BF0230, 5.50%, 1/1/2058	501	509
Pool # BF0497, 3.00%, 7/1/2060	238	198
Pool # BF0561, 3.00%, 9/1/2061 (c)	583	484
Pool # BF0578, 2.50%, 12/1/2061	1,198	941
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 7/25/2054 (c)	3,810	3,111
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	300	269
Pool # BR3929, 3.50%, 10/20/2050	193	173
Pool # BW1726, 3.50%, 10/20/2050	238	214
SEE NOTES TO FINANCIAL STATEMENTS.

2	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS8546, 2.50%, 12/20/2050	600	494
Pool # BR3928, 3.00%, 12/20/2050	315	279
Pool # BU7538, 3.00%, 12/20/2050	179	159
Pool # 785294, 3.50%, 1/20/2051	572	507
Pool # CA8452, 3.00%, 2/20/2051	814	719
Pool # CB1543, 3.00%, 2/20/2051	559	487
Pool # CA3588, 3.50%, 2/20/2051	582	522
Pool # CB1536, 3.50%, 2/20/2051	623	562
Pool # CB1542, 3.00%, 3/20/2051	351	306
Pool # CC0070, 3.00%, 3/20/2051	90	80
Pool # CC8726, 3.00%, 3/20/2051	113	99
Pool # CC8738, 3.00%, 3/20/2051	156	136
Pool # CC8723, 3.50%, 3/20/2051	726	652
Pool # CC0088, 4.00%, 3/20/2051	30	28
Pool # CC0092, 4.00%, 3/20/2051	72	67
Pool # CC8727, 3.00%, 4/20/2051	189	164
Pool # CC8739, 3.00%, 4/20/2051	510	444
Pool # CC8740, 3.00%, 4/20/2051	421	366
Pool # CC8751, 3.00%, 4/20/2051	97	84
Pool # CA3563, 3.50%, 7/20/2051	353	320
Pool # CE2586, 3.50%, 7/20/2051	485	435
Pool # CK1527, 3.50%, 12/20/2051	355	321
Pool # CJ8184, 3.50%, 1/20/2052	378	340
Pool # CK2660, 3.00%, 2/20/2052	221	192
Pool # CK2716, 3.50%, 2/20/2052	292	258
Pool # CI8525, 5.00%, 2/20/2052	391	381
Pool # CK8295, 5.00%, 3/20/2052	183	178
Pool # CN3127, 5.00%, 8/20/2052	169	165
Pool # CO4960, 5.00%, 8/20/2052	278	271
Pool # CU6748, 6.00%, 9/20/2053	382	383
Pool # DA2721, 5.50%, 3/20/2054	150	148
GNMA II, Other
Pool # CV6672, 5.00%, 7/20/2062	166	161
Pool # CU1093, 5.50%, 6/20/2063	214	211
Pool # CV1712, 5.50%, 6/20/2063	115	113
Pool # CU1092, 6.00%, 6/20/2063	239	238
Pool # 785183, 2.93%, 10/20/2070 (b)	343	307
Total Mortgage-Backed Securities (Cost $54,867)		50,653
Corporate Bonds — 7.6%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.75%, 2/1/2026	21	20
2.20%, 2/4/2026	15	14
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Aerospace & Defense — continued
2.70%, 2/1/2027	765	705
6.53%, 5/1/2034 (d)	75	77
L3Harris Technologies, Inc.
5.25%, 6/1/2031	90	90
5.40%, 7/31/2033	78	78
Northrop Grumman Corp.
5.15%, 5/1/2040	95	91
3.85%, 4/15/2045	80	62
RTX Corp.
2.25%, 7/1/2030	143	122
5.15%, 2/27/2033	51	50
3.75%, 11/1/2046	130	97
		1,406
Automobiles — 0.1%
General Motors Co. 6.80%, 10/1/2027	150	156
Hyundai Capital America
1.30%, 1/8/2026 (d)	40	37
5.65%, 6/26/2026 (d)	340	341
		534
Banks — 2.1%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (d) (e)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (d) (e)	200	203
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (d) (e)	200	206
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (d)	200	202
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	200	183
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (e)	199	188
(SOFR + 1.29%), 5.08%, 1/20/2027 (e)	77	76
(SOFR + 1.05%), 2.55%, 2/4/2028 (e)	80	75
(SOFR + 1.58%), 4.38%, 4/27/2028 (e)	105	102
(SOFR + 1.63%), 5.20%, 4/25/2029 (e)	160	160
(SOFR + 1.57%), 5.82%, 9/15/2029 (e)	170	174
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	500	423
(SOFR + 1.91%), 5.29%, 4/25/2034 (e)	180	178
(SOFR + 1.84%), 5.87%, 9/15/2034 (e)	110	113
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	3

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.65%), 5.47%, 1/23/2035 (e)	50	50
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (d) (e)	200	201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (d) (e)	200	184
Bank of Montreal (Canada) 5.30%, 6/5/2026	90	90
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	90	89
Barclays plc (United Kingdom) (SOFR + 2.98%), 6.22%, 5/9/2034 (e)	200	205
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (e)	365	361
(SOFR + 1.59%), 5.50%, 5/20/2030 (d) (e)	200	199
(SOFR + 1.88%), 5.74%, 2/20/2035 (d) (e)	200	199
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (d) (e)	300	284
(SOFR + 1.85%), 5.94%, 5/30/2035 (d) (e)	250	249
Canadian Imperial Bank of Commerce (Canada) 5.26%, 4/8/2029	80	80
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (e)	125	119
(SOFR + 1.36%), 5.17%, 2/13/2030 (e)	350	348
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	410	348
Credit Agricole SA (France)
4.38%, 3/17/2025 (d)	200	198
(SOFR + 0.89%), 1.25%, 1/26/2027 (d) (e)	250	233
(SOFR + 1.69%), 5.34%, 1/10/2030 (d) (e)	500	495
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (d)	200	202
5.25%, 4/26/2029 (d)	224	223
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (e)	155	154
HSBC Holdings plc (United Kingdom) (SOFR + 1.73%), 2.01%, 9/22/2028 (e)	745	669
Intesa Sanpaolo SpA (Italy) Series XR, 3.25%, 9/23/2024 (d)	200	199
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (e)	200	186
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (e)	270	250
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (e)	235	238
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (c) (e)	200	200
NatWest Group plc (United Kingdom) (3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (e)	200	195
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (d)	255	256
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (e)	85	82
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (e)	100	101
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (e)	200	190
(SOFR + 2.75%), 6.83%, 11/21/2026 (e)	400	405
(SOFR + 0.99%), 1.67%, 6/14/2027 (e)	200	185
Societe Generale SA (France)
4.25%, 4/14/2025 (d)	400	393
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (d) (e)	200	197
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (e)	245	200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (e)	200	198
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (d) (e)	250	264
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (d) (e)	200	198
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	200	202
5.71%, 1/13/2030	200	204
Toronto-Dominion Bank (The) (Canada) 5.52%, 7/17/2028	55	56
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (e)	65	65
(SOFR + 2.45%), 7.16%, 10/30/2029 (e)	85	90
SEE NOTES TO FINANCIAL STATEMENTS.

4	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.85%), 5.12%, 1/26/2034 (e)	45	43
(SOFR + 1.92%), 5.71%, 1/24/2035 (e)	60	60
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (d) (e)	200	186
Wells Fargo & Co.
4.30%, 7/22/2027	580	565
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	110	111
(SOFR + 1.50%), 5.20%, 1/23/2030 (e)	70	70
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	35	35
(SOFR + 1.78%), 5.50%, 1/23/2035 (e)	95	95
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	110	94
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (d)	200	200
		13,678
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	95	79
Biotechnology — 0.1%
AbbVie, Inc.
5.05%, 3/15/2034	225	224
4.05%, 11/21/2039	200	174
4.25%, 11/21/2049	75	63
Amgen, Inc. 3.00%, 1/15/2052	200	131
Gilead Sciences, Inc. 2.60%, 10/1/2040	108	74
		666
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	190	153
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	87	72
Capital Markets — 0.6%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (e)	85	89
(SOFR + 1.85%), 6.47%, 10/25/2034 (e)	70	75
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	113	78
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (e)	300	285
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	150	138
5.41%, 5/10/2029	150	150
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	688	676
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	440	410
(SOFR + 1.77%), 6.48%, 10/24/2029 (e)	100	104
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (d) (e)	185	173
(SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	100	83
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	180	179
(SOFR + 1.59%), 5.16%, 4/20/2029 (e)	135	135
(SOFR + 1.63%), 5.45%, 7/20/2029 (e)	25	25
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	380	314
Nasdaq, Inc. 5.55%, 2/15/2034	35	35
Nomura Holdings, Inc. (Japan)
6.07%, 7/12/2028	200	205
5.78%, 7/3/2034	400	399
UBS Group AG (Switzerland) (USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (d) (e)	225	226
		3,779
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	52	54
LYB International Finance III LLC 1.25%, 10/1/2025	52	49
		103
Commercial Services & Supplies — 0.1%
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (d)	220	227
Consumer Finance — 0.5%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	150	151
2.45%, 10/29/2026	450	420
6.10%, 1/15/2027	150	152
3.00%, 10/29/2028	150	136
5.10%, 1/19/2029	150	149
American Express Co. (SOFR + 1.00%), 5.10%, 2/16/2028 (e)	200	199
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (d)	290	288
2.13%, 2/21/2026 (d)	60	56
4.25%, 4/15/2026 (d)	10	10
4.38%, 5/1/2026 (d)	78	76
2.53%, 11/18/2027 (d)	383	344
5.75%, 3/1/2029 (d)	72	72
5.75%, 11/15/2029 (d)	220	218
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (e)	70	70
(SOFR + 1.27%), 2.62%, 11/2/2032 (e)	85	69
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	5

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
General Motors Financial Co., Inc.
3.80%, 4/7/2025	100	99
5.40%, 5/8/2027	55	55
5.75%, 2/8/2031	60	60
5.95%, 4/4/2034	60	60
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (d)	200	198
		2,882
Consumer Staples Distribution & Retail — 0.1%
7-Eleven, Inc.
1.80%, 2/10/2031 (d)	100	80
2.50%, 2/10/2041 (d)	50	33
Alimentation Couche-Tard, Inc. (Canada)
5.27%, 2/12/2034 (d)	150	148
3.44%, 5/13/2041 (d)	115	87
3.63%, 5/13/2051 (d)	125	90
5.62%, 2/12/2054 (d)	110	108
		546
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	99	92
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	40	32
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	146	120
WP Carey, Inc. 2.40%, 2/1/2031	71	59
		179
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
5.40%, 2/15/2034	50	50
3.50%, 6/1/2041	227	174
3.55%, 9/15/2055	152	103
Sprint Capital Corp. 6.88%, 11/15/2028	40	42
Verizon Communications, Inc.
5.05%, 5/9/2033	145	143
2.65%, 11/20/2040	79	54
		566
Electric Utilities — 0.9%
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	110	105
5.65%, 6/1/2054	60	59
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	292	294
DTE Electric Co. Series B, 3.25%, 4/1/2051	200	135
Duke Energy Corp. 6.10%, 9/15/2053	90	91
Duke Energy Florida LLC 5.95%, 11/15/2052	82	83
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	43	29
Edison International
5.75%, 6/15/2027	70	71
5.45%, 6/15/2029	155	155
Emera US Finance LP (Canada) 4.75%, 6/15/2046	92	76
Entergy Arkansas LLC 2.65%, 6/15/2051	36	21
Entergy Louisiana LLC
4.00%, 3/15/2033	67	60
2.90%, 3/15/2051	20	12
Entergy Mississippi LLC 5.00%, 9/1/2033	130	126
Evergy Metro, Inc. 4.95%, 4/15/2033	114	110
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	230	229
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (d)	95	94
Evergy, Inc. 2.90%, 9/15/2029	175	156
Eversource Energy 3.38%, 3/1/2032	85	73
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	345	325
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	80	66
Fortis, Inc. (Canada) 3.06%, 10/4/2026	110	104
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	53	47
5.40%, 6/1/2033 (d)	200	197
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (d)	78	77
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	34	26
MidAmerican Energy Co. 5.85%, 9/15/2054	50	51
Monongahela Power Co. 5.85%, 2/15/2034 (d)	40	41
Nevada Power Co. 6.00%, 3/15/2054	40	41
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (d)	111	67
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	160	160
5.55%, 3/15/2054	150	143
Northern States Power Co. 5.10%, 5/15/2053	130	120
NRG Energy, Inc.
2.00%, 12/2/2025 (d)	40	38
2.45%, 12/2/2027 (d)	165	149
Ohio Power Co. 5.00%, 6/1/2033	95	91
SEE NOTES TO FINANCIAL STATEMENTS.

6	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Pacific Gas and Electric Co.
3.45%, 7/1/2025	75	73
2.95%, 3/1/2026	137	131
6.40%, 6/15/2033	109	113
5.80%, 5/15/2034	151	150
3.75%, 8/15/2042 (f)	41	29
4.30%, 3/15/2045	25	19
6.75%, 1/15/2053	45	47
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	85	86
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	50	47
Series A-5, 5.10%, 6/1/2052	45	43
Public Service Co. of Oklahoma 5.25%, 1/15/2033	80	78
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	71	69
Sierra Pacific Power Co. 5.90%, 3/15/2054	70	70
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	64	63
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	77	72
5.85%, 11/1/2027	98	100
5.45%, 6/1/2031	150	151
Series C, 4.13%, 3/1/2048	54	42
5.88%, 12/1/2053	53	53
Southern Co. (The) 5.70%, 3/15/2034	95	97
Tampa Electric Co. 4.90%, 3/1/2029	135	134
Union Electric Co.
5.20%, 4/1/2034	130	129
3.90%, 4/1/2052	68	52
Vistra Operations Co. LLC 6.00%, 4/15/2034 (d)	62	62
		5,632
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	124	119
4.00%, 4/14/2032	400	364
		483
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029	40	38
Global Payments, Inc. 3.20%, 8/15/2029	139	125
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	50	50
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Financial Services — continued
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (d)	250	248
Shell International Finance BV 3.13%, 11/7/2049	86	58
		519
Food Products — 0.1%
J M Smucker Co. (The)
6.20%, 11/15/2033	40	42
6.50%, 11/15/2053	35	38
JBS USA Holding Lux SARL
3.75%, 12/1/2031	100	87
6.75%, 3/15/2034 (d)	93	99
Kellanova 5.25%, 3/1/2033	65	64
Kraft Heinz Foods Co.
4.63%, 10/1/2039	85	75
4.38%, 6/1/2046	47	38
Smithfield Foods, Inc. 3.00%, 10/15/2030 (d)	179	152
Tyson Foods, Inc. 5.70%, 3/15/2034	70	70
		665
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	85	52
Southern California Gas Co. 6.35%, 11/15/2052	125	135
		187
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	60	60
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	72	62
CSX Corp. 3.80%, 11/1/2046	93	72
ERAC USA Finance LLC
5.00%, 2/15/2029 (d)	150	150
5.20%, 10/30/2034 (d)	70	69
Norfolk Southern Corp. 3.05%, 5/15/2050	90	59
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (d)	90	92
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	200	186
Union Pacific Corp. 3.55%, 8/15/2039	121	99
		849
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	27	25
DH Europe Finance II SARL 3.25%, 11/15/2039	46	36
		61
Health Care Providers & Services — 0.2%
AHS Hospital Corp. 5.02%, 7/1/2045	50	48
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	7

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Banner Health 1.90%, 1/1/2031	100	83
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	65	44
Cencora, Inc. 5.13%, 2/15/2034	270	265
Cigna Group (The) 5.13%, 5/15/2031	220	218
CommonSpirit Health
1.55%, 10/1/2025	30	28
2.78%, 10/1/2030	65	56
3.91%, 10/1/2050	25	19
HCA, Inc.
5.60%, 4/1/2034	150	149
5.50%, 6/15/2047	60	55
3.50%, 7/15/2051	52	35
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	70	53
MultiCare Health System 2.80%, 8/15/2050	46	28
MyMichigan Health Series 2020, 3.41%, 6/1/2050	15	11
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	55	36
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	85	54
UnitedHealth Group, Inc.
5.70%, 10/15/2040	150	153
5.88%, 2/15/2053	40	42
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	160	105
		1,482
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	60	58
DOC DR LLC 2.63%, 11/1/2031	45	37
Healthcare Realty Holdings LP
3.10%, 2/15/2030	200	175
2.00%, 3/15/2031	166	131
Healthpeak OP LLC 2.13%, 12/1/2028	121	107
Sabra Health Care LP 3.20%, 12/1/2031	80	66
		574
Hotels, Restaurants & Leisure — 0.1%
Starbucks Corp.
4.90%, 2/15/2031	180	178
3.35%, 3/12/2050	86	59
		237
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC 5.80%, 3/1/2033	69	70
Southern Power Co. 5.15%, 9/15/2041	115	107
		177
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	100	97
Insurance — 0.4%
Arthur J Gallagher & Co. 5.75%, 7/15/2054	170	165
Athene Global Funding 1.45%, 1/8/2026 (d)	205	192
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	65	50
Brown & Brown, Inc. 2.38%, 3/15/2031	168	139
CNA Financial Corp. 5.13%, 2/15/2034	180	174
CNO Global Funding 5.88%, 6/4/2027 (d)	250	251
Corebridge Global Funding 5.90%, 9/19/2028 (d)	70	71
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (d)	136	87
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	50	50
F&G Global Funding 5.88%, 6/10/2027 (d)	100	100
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (d)	29	29
High Street Funding Trust I 4.11%, 2/15/2028 (d)	100	94
Mutual of Omaha Cos. Global Funding 5.80%, 7/27/2026 (d)	100	101
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (d)	200	224
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	188	140
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (d)	75	66
5.16%, 5/28/2031 (d)	210	210
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	40	32
3.30%, 5/15/2050 (d)	169	112
		2,287
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 5.60%, 5/15/2053	90	92
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	115	86
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	54	44
3.50%, 6/1/2041	50	34
3.50%, 3/1/2042	30	20
SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
3.70%, 4/1/2051	174	106
Comcast Corp.
3.25%, 11/1/2039	149	115
2.80%, 1/15/2051	204	126
5.35%, 5/15/2053	230	220
Discovery Communications LLC 3.63%, 5/15/2030	74	65
		730
Metals & Mining — 0.1%
Glencore Funding LLC (Australia)
5.40%, 5/8/2028 (d)	100	100
2.50%, 9/1/2030 (d)	158	134
5.63%, 4/4/2034 (d)	80	79
South32 Treasury Ltd. (Australia) 4.35%, 4/14/2032 (d)	100	90
Steel Dynamics, Inc.
1.65%, 10/15/2027	122	109
5.38%, 8/15/2034	150	147
		659
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	78	48
Consolidated Edison Co. of New York, Inc. 6.15%, 11/15/2052	70	74
Consumers Energy Co. 3.25%, 8/15/2046	34	25
DTE Energy Co.
4.88%, 6/1/2028	100	99
5.10%, 3/1/2029	200	198
Engie SA (France) 5.63%, 4/10/2034 (d)	245	244
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	70	69
Southern Co. Gas Capital Corp. 5.75%, 9/15/2033	50	51
		808
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	113	93
Oil, Gas & Consumable Fuels — 0.4%
Boardwalk Pipelines LP 4.45%, 7/15/2027	85	83
BP Capital Markets America, Inc. 2.77%, 11/10/2050	77	47
Cheniere Energy, Inc. 5.65%, 4/15/2034 (d)	60	60
Columbia Pipelines Holding Co. LLC 5.68%, 1/15/2034 (d)	55	54
Coterra Energy, Inc. 3.90%, 5/15/2027	65	63
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	60	61
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
5.63%, 4/5/2034	120	120
Energy Transfer LP
5.25%, 7/1/2029	150	149
5.00%, 5/15/2044 (f)	210	181
Enterprise Products Operating LLC 4.45%, 2/15/2043	100	86
Exxon Mobil Corp. 3.00%, 8/16/2039	265	201
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (d)	75	63
4.32%, 12/30/2039 (d)	55	40
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (d)	245	235
3.45%, 10/15/2027 (d)	130	122
HF Sinclair Corp. 5.88%, 4/1/2026	49	49
Kinder Morgan, Inc.
5.00%, 2/1/2029	144	142
7.80%, 8/1/2031	130	147
MPLX LP
5.50%, 6/1/2034	130	128
4.50%, 4/15/2038	86	75
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	80	68
Northern Natural Gas Co. 5.63%, 2/1/2054 (d)	20	20
Phillips 66 Co.
3.55%, 10/1/2026	85	82
5.30%, 6/30/2033	60	59
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	175	128
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	200	201
		2,664
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	73	66
Personal Care Products — 0.1%
Haleon US Capital LLC 3.38%, 3/24/2029	250	232
Kenvue, Inc. 5.20%, 3/22/2063	80	76
		308
Pharmaceuticals — 0.2%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	20	22
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	90	78
5.55%, 2/22/2054	65	64
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	9

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
5.65%, 2/22/2064	95	93
Eli Lilly & Co. 5.00%, 2/9/2054	190	181
Merck & Co., Inc.
2.35%, 6/24/2040	133	91
5.00%, 5/17/2053	15	14
5.15%, 5/17/2063	10	10
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	60	59
5.30%, 5/19/2053	145	140
Takeda Pharmaceutical Co. Ltd. (Japan)
5.65%, 7/5/2044	200	196
3.18%, 7/9/2050	200	133
Zoetis, Inc. 5.60%, 11/16/2032	98	100
		1,181
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	60	62
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	40	39
UDR, Inc.
2.10%, 8/1/2032	167	131
1.90%, 3/15/2033	40	30
		200
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	70	62
2.50%, 8/16/2031	40	33
NNN REIT, Inc.
5.60%, 10/15/2033	50	50
5.50%, 6/15/2034	50	50
Realty Income Corp. 1.80%, 3/15/2033	115	86
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (d)	272	265
		546
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.80%, 10/1/2041	85	60
Broadcom, Inc.
1.95%, 2/15/2028 (d)	210	188
3.19%, 11/15/2036 (d)	87	69
Intel Corp. 5.70%, 2/10/2053	61	60
KLA Corp. 3.30%, 3/1/2050	172	121
NXP BV (China)
5.00%, 1/15/2033	50	49
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
3.25%, 5/11/2041	135	98
Texas Instruments, Inc. 5.05%, 5/18/2063	185	172
		817
Software — 0.1%
Intuit, Inc. 5.50%, 9/15/2053	30	30
Oracle Corp.
3.80%, 11/15/2037	310	255
5.55%, 2/6/2053	60	57
VMware LLC
1.40%, 8/15/2026	154	142
4.70%, 5/15/2030	143	138
		622
Specialized REITs — 0.1%
American Tower Corp.
1.50%, 1/31/2028	65	57
1.88%, 10/15/2030	421	343
Crown Castle, Inc. 5.80%, 3/1/2034	50	50
Equinix, Inc. 2.90%, 11/18/2026	122	115
Extra Space Storage LP
5.90%, 1/15/2031	80	82
2.40%, 10/15/2031	110	90
		737
Specialty Retail — 0.0% ^
AutoZone, Inc. 5.40%, 7/15/2034	100	99
Home Depot, Inc. (The) 3.63%, 4/15/2052	60	44
		143
Technology Hardware, Storage & Peripherals — 0.0% ^
Apple, Inc.
3.45%, 2/9/2045	160	124
2.70%, 8/5/2051	120	76
		200
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	145	117
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	168	151
4.39%, 8/15/2037	110	93
		361
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	200	193
SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc. (Canada)
3.80%, 3/15/2032	200	178
4.55%, 3/15/2052	55	45
T-Mobile USA, Inc.
2.55%, 2/15/2031	250	212
5.05%, 7/15/2033	100	98
5.15%, 4/15/2034	55	54
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	100	97
		684
Total Corporate Bonds (Cost $53,389)		49,496
U.S. Treasury Obligations — 7.1%
U.S. Treasury Bonds
1.13%, 5/15/2040	739	455
1.13%, 8/15/2040	2,434	1,482
2.38%, 2/15/2042	1,140	830
3.25%, 5/15/2042	845	703
3.38%, 8/15/2042	1,600	1,351
3.13%, 2/15/2043	1,035	838
3.88%, 2/15/2043	4,210	3,805
3.88%, 5/15/2043	110	99
3.63%, 8/15/2043	210	183
1.38%, 8/15/2050	5,400	2,764
1.88%, 2/15/2051	342	200
2.25%, 2/15/2052	1,114	710
3.63%, 2/15/2053	1,970	1,676
U.S. Treasury Notes
4.13%, 1/31/2025	195	194
4.00%, 12/15/2025 (g)	160	158
1.88%, 2/28/2027	4,805	4,483
3.13%, 8/31/2027	1,445	1,386
3.88%, 12/31/2027	405	397
3.63%, 3/31/2028	6,705	6,516
1.88%, 2/28/2029	954	854
2.88%, 4/30/2029	2,752	2,574
3.13%, 8/31/2029	2,165	2,042
3.63%, 3/31/2030	6,805	6,552
3.50%, 2/15/2033	2,145	2,010
3.88%, 8/15/2033	2,000	1,924
4.00%, 2/15/2034	360	349
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury STRIPS Bonds
1.06%, 8/15/2026 (h)	1,015	921
1.17%, 5/15/2027 (h)	1,035	911
Total U.S. Treasury Obligations (Cost $49,622)		46,367
Asset-Backed Securities — 3.7%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	84	77
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 6.28%, 12/18/2037 (b) (d)	5	5
Series 2021-FL4, Class AS, 6.55%, 12/18/2037 (b) (d)	230	226
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	315	290
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	236	219
Series 2016-3, Class AA, 3.00%, 10/15/2028	166	152
Series 2021-1, Class B, 3.95%, 7/11/2030	290	268
American Credit Acceptance Receivables Trust Series 2024-1, Class D, 5.86%, 5/13/2030 (d)	270	268
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (d)	250	244
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (d)	100	95
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (d)	335	316
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (d)	140	133
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (d)	120	110
Series 2024-SFR1, Class C, 4.29%, 7/17/2041 ‡ (c) (d)	510	474
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (c) (d)	280	257
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	100	91
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (d)	3	3
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (d)	250	249
Series 2024-1A, Class A, 5.36%, 6/20/2030 (d)	200	199
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	225	226
Series 2024-2, Class C, 6.07%, 2/15/2030	375	378
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	11

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Business Jet Securities LLC
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (d)	138	131
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (d)	231	219
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (d)	156	151
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (d)	80	73
Carvana Auto Receivables Trust Series 2020-P1, Class C, 1.32%, 11/9/2026	175	164
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	352	304
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (d)	210	213
Series 2024-2A, Class C, 6.70%, 10/16/2034 (d)	540	543
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (d)	33	29
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (d)	205	190
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	199	181
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (d)	23	22
Series 2021-1A, Class C, 2.70%, 11/21/2033 (d)	70	67
Drive Auto Receivables Trust Series 2024-1, Class C, 5.43%, 11/17/2031	120	119
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 3/15/2028 (d)	130	129
Series 2023-1A, Class C, 5.55%, 10/16/2028 (d)	245	244
Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	165	167
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	150	138
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (d)	130	130
Exeter Automobile Receivables Trust
Series 2022-5A, Class C, 6.51%, 12/15/2027	175	176
Series 2023-5A, Class C, 6.85%, 1/16/2029	170	174
Series 2024-1A, Class D, 5.84%, 6/17/2030	200	200
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (d)	300	300
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (d)	15	15
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (d)	185	186
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	420	383
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (d)	140	134
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Flagship Credit Auto Trust Series 2020-4, Class C, 1.28%, 2/16/2027 (d)	64	63
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (d)	265	237
Foundation Finance Trust Series 2023-2A, Class A, 6.53%, 6/15/2049 (d)	282	286
GLS Auto Select Receivables Trust Series 2024-3A, Class A2, 5.59%, 10/15/2029 (d)	160	160
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (d)	286	286
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	347	347
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	404	370
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	233	199
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Class B1, 6.15%, 5/20/2032 (d)	250	250
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	105	108
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (d)	345	353
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (d)	59	57
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	425	393
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	212	195
Series 2024-1A, Class B, 5.51%, 2/20/2043 (d)	128	128
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (d)	146	141
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (d)	110	104
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (d)	294	278
Octane Receivables Trust
Series 2021-1A, Class A, 0.93%, 3/22/2027 (d)	12	12
Series 2021-2A, Class C, 2.53%, 5/21/2029 (d)	335	318
Series 2023-3A, Class B, 6.48%, 7/20/2029 (d)	185	187
Series 2024-2A, Class C, 5.90%, 7/20/2032 (d)	465	464
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (d)	120	108
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (d)	72	70
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	777	736
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (d)	79	77
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (d)	345	306
SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (d)	121	120
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 5.24%, 9/27/2060 (d) (f)	321	320
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (d) (f)	259	255
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (d)	178	169
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 (d)	130	123
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (d)	889	833
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (d)	100	89
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (b) (d)	110	95
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (d) (f)	89	88
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (d)	185	185
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (d)	256	249
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (d)	46	45
Series 2021-A, Class A, 2.30%, 12/22/2031 (d)	608	587
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (d)	195	190
Santander Drive Auto Receivables Trust Series 2023-6, Class C, 6.40%, 3/17/2031	135	139
SCF Equipment Leasing LLC
Series 2024-1A, Class D, 6.58%, 6/21/2033 (d)	150	151
Series 2023-1A, Class C, 6.77%, 8/22/2033 (d)	235	245
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (d)	430	430
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class B, 1.80%, 9/20/2038 (d)	49	46
Series 2024-1A, Class C, 5.94%, 1/20/2043 (d)	133	134
Stream Innovations Issuer Trust Series 2024-1A, Class A, 6.27%, 7/15/2044 (c) (d)	460	460
Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A, 4.93%, 6/25/2036 (d)	334	334
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (d)	175	175
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (d)	180	176
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	150	144
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	58	56
Series 2019-2, Class B, 3.50%, 5/1/2028	104	97
Series 2018-1, Class A, 3.70%, 3/1/2030	191	173
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (d)	16	16
VCAT LLC
Series 2021-NPL1, Class A1, 5.29%, 12/26/2050 (d) (f)	41	41
Series 2021-NPL2, Class A1, 5.11%, 3/27/2051 (d) (f)	87	86
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (d) (f)	77	76
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (d) (f)	364	358
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (d) (f)	317	314
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (d) (f)	212	210
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (d) (f)	143	142
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (d) (f)	283	281
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (d) (f)	262	260
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (d)	96	92
Series 2024-1A, Class C, 7.06%, 1/20/2038 (d)	250	250
Westlake Automobile Receivables Trust
Series 2024-1A, Class A2A, 5.62%, 3/15/2027 (d)	155	155
Series 2023-4A, Class C, 6.64%, 11/15/2028 (d)	270	274
World Financial Network Credit Card Master Trust Series 2023-A, Class A, 5.02%, 3/15/2030	305	303
Total Asset-Backed Securities (Cost $24,881)		24,261
Collateralized Mortgage Obligations — 1.1%
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 8.04%, 7/25/2043 (b) (d)	245	256
CSMC Trust Series 2021-RPL1, Class A1, 4.05%, 9/27/2060 (b) (d)	317	310
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	167	150
Series 2019-1, Class M55D, 4.00%, 7/25/2058	179	164
Series 2019-2, Class M55D, 4.00%, 8/25/2058	222	202
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	13

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	391	339
Series 2023-1, Class MT, 3.00%, 10/25/2062	392	323
FHLMC, REMIC
Series 4065, Class QB, 3.00%, 6/15/2042	240	210
Series 4672, Class QB, 3.50%, 4/15/2047	300	265
Series 4910, Class LZ, 3.00%, 9/25/2049	462	279
Series 5171, Class NI, IO, 3.00%, 7/25/2051	1,485	215
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	130	133
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	48	48
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	113	108
Series 2018-56, Class VN, 3.50%, 5/25/2038	235	208
Series 2018-52, Class PZ, 4.00%, 7/25/2048	178	162
Series 2022-4, Class TA, 1.00%, 4/25/2051	298	232
Series 2018-75, Class UZ, 4.00%, 10/25/2058	799	721
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	253	254
GNMA
Series 2021-73, Class ZY, 3.00%, 4/20/2051	509	299
Series 2015-H11, Class FC, 5.99%, 5/20/2065 (b)	132	132
Series 2021-H14, Class YD, 7.84%, 6/20/2071 (b)	377	329
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (d) (f)	154	151
New Residential Mortgage Loan Trust Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (f)	1,070	1,072
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (d)	691	586
Total Collateralized Mortgage Obligations (Cost $7,711)		7,148
Commercial Mortgage-Backed Securities — 0.7%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	230	214
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 7.14%, 7/25/2041 (b) (d)	310	293
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K727, Class X1, IO, 0.71%, 7/25/2024 (b)	5,847	—
Series K-1511, Class A1, 3.28%, 10/25/2030	294	279
Series K754, Class AM, 4.94%, 11/25/2030 (b)	215	216
Series K-1510, Class A2, 3.72%, 1/25/2031	115	108
Series KJ45, Class A2, 4.66%, 1/25/2031	550	543
Series K-150, Class A2, 3.71%, 9/25/2032 (b)	270	250
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA ACES
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (b)	515	426
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (b)	269	259
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (b)	295	287
Series 2024-M2, Class A2, 3.75%, 8/25/2033	825	754
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	16	16
Series 2021-M3, Class X1, IO, 2.03%, 11/25/2033 (b)	519	38
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (b) (d)	210	188
Series 2015-K48, Class C, 3.77%, 8/25/2048 (b) (d)	15	15
Series 2016-K56, Class B, 4.09%, 6/25/2049 (b) (d)	165	160
Series 2017-K728, Class C, 3.84%, 11/25/2050 (b) (d)	75	74
Multi-Family Connecticut Avenue Securities Trust Series 2023-01, Class M7, 9.34%, 11/25/2053 (b) (d)	279	289
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	360	294
Total Commercial Mortgage-Backed Securities (Cost $4,943)		4,703
Foreign Government Securities — 0.1%
Republic of Chile 2.55%, 1/27/2032	200	168
Republic of Peru 2.78%, 12/1/2060	49	28
United Mexican States
3.50%, 2/12/2034	228	185
6.00%, 5/7/2036	200	195
Total Foreign Government Securities (Cost $682)		576
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $65)	65	65
SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.8%
Investment Companies — 3.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (j) (Cost $24,908)	24,908	24,908
Total Investments — 101.0% (Cost $594,019)		658,881
Liabilities in Excess of Other Assets — (1.0)%		(6,519)
NET ASSETS — 100.0%		652,362

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of June 30, 2024.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2024.
(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of June 30, 2024.

(g)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(h)	The rate shown is the effective yield as of June 30, 2024.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	15

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 5 Year Note	61	09/30/2024	USD	6,498	43

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 41.2%
Fixed Income — 17.6%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	11,857	84,420
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,373	14,500
JPMorgan High Yield Fund Class R6 Shares (a)	6,694	42,707
Total Fixed Income		141,627
International Equity — 1.9%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	912	15,229
U.S. Equity — 21.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	2,131	174,553
Total Investment Companies (Cost $249,131)		331,409
Exchange-Traded Funds — 27.1%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	76	6,658
Fixed Income — 10.5%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	745	33,811
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	231	10,585
JPMorgan Inflation Managed Bond ETF (a)	863	40,278
Total Fixed Income		84,674
International Equity — 11.5%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	286	15,010
JPMorgan BetaBuilders International Equity ETF (a)	1,304	77,027
Total International Equity		92,037
U.S. Equity — 4.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	254	22,310
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	202	12,340
Total U.S. Equity		34,650
Total Exchange-Traded Funds (Cost $194,505)		218,019
	PRINCIPAL AMOUNT ($000)
Mortgage-Backed Securities — 7.7%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	580	511
Pool # WA1626, 3.45%, 8/1/2032	680	621
Pool # WN3225, 3.80%, 10/1/2034	440	402
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	407	371
Pool # QB4026, 2.50%, 10/1/2050	1,272	1,061
Pool # QB4484, 2.50%, 10/1/2050	515	430
Pool # QB4542, 2.50%, 10/1/2050	524	436
Pool # RA4224, 3.00%, 11/1/2050	214	184
Pool # QB8503, 2.50%, 2/1/2051	606	499
Pool # QC9443, 2.50%, 10/1/2051	341	282
Pool # SD3952, 2.50%, 3/1/2052	648	535
Pool # QE1637, 4.00%, 5/1/2052	171	160
Pool # QE1832, 4.50%, 5/1/2052	211	202
Pool # QH9763, 6.00%, 1/1/2054	211	212
Pool # QH9845, 6.00%, 2/1/2054	183	184
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	611	611
Pool # FM3118, 3.00%, 5/1/2050	315	273
Pool # BP9250, 2.50%, 7/1/2050	660	547
Pool # BQ2894, 3.00%, 9/1/2050	706	614
Pool # BQ3996, 2.50%, 10/1/2050	505	419
Pool # BQ5243, 3.50%, 10/1/2050	289	259
Pool # CA7398, 3.50%, 10/1/2050	681	611
Pool # CA8637, 4.00%, 1/1/2051	1,255	1,172
Pool # CB0189, 3.00%, 4/1/2051	145	124
Pool # CB0458, 2.50%, 5/1/2051	257	212
Pool # FM7916, 2.50%, 6/1/2051	218	180
Pool # FM7957, 2.50%, 7/1/2051	1,321	1,093
Pool # CB1301, 2.50%, 8/1/2051	342	283
Pool # FM8247, 2.50%, 8/1/2051	188	155
Pool # FS2559, 3.00%, 12/1/2051	635	545
Pool # BU3079, 3.00%, 1/1/2052	301	257
Pool # CB2670, 3.00%, 1/1/2052	287	245
Pool # BV4831, 3.00%, 2/1/2052	281	240
Pool # BV0295, 3.50%, 2/1/2052	681	614
Pool # BV6743, 4.50%, 5/1/2052	204	195
Pool # BV9515, 6.00%, 6/1/2052	254	257
Pool # BY4714, 5.00%, 6/1/2053	513	496
Pool # DA7753, 5.50%, 1/1/2054	229	227
Pool # DA0425, 6.00%, 2/1/2054	242	245
Pool # DA7754, 6.00%, 2/1/2054	812	817
FNMA, Other
Pool # BS7317, 5.35%, 11/1/2027	990	1,005
Pool # BS7576, 4.86%, 12/1/2027	358	358
Pool # BS3939, 1.58%, 11/1/2028	758	666
Pool # BS6144, 3.97%, 1/1/2029	920	889
Pool # AM5319, 4.34%, 1/1/2029	363	355
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	17

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS4290, 1.95%, 10/1/2029	600	517
Pool # BS0448, 1.27%, 12/1/2029	839	700
Pool # BL9748, 1.60%, 12/1/2029	336	287
Pool # AN7593, 2.99%, 12/1/2029	249	228
Pool # BS7385, 4.83%, 12/1/2029	1,000	1,003
Pool # AN8285, 3.11%, 3/1/2030	255	235
Pool # AM8544, 3.08%, 4/1/2030	110	102
Pool # BL9251, 1.45%, 10/1/2030	662	549
Pool # AM4789, 4.18%, 11/1/2030	152	147
Pool # BL9891, 1.37%, 12/1/2030	471	388
Pool # BL9652, 1.56%, 12/1/2030	947	793
Pool # BS7290, 5.64%, 2/1/2031	990	1,029
Pool # BS6802, 4.93%, 6/1/2031	900	901
Pool # BS5580, 3.68%, 1/1/2032	660	613
Pool # BS4654, 2.39%, 3/1/2032	575	491
Pool # AN6149, 3.14%, 7/1/2032	1,155	1,025
Pool # BS5530, 3.30%, 7/1/2032	986	887
Pool # BS6822, 3.81%, 10/1/2032	580	540
Pool # BS8528, 4.31%, 10/1/2032	925	893
Pool # BS6954, 4.93%, 10/1/2032	462	465
Pool # BS6819, 4.12%, 11/1/2032	655	625
Pool # BS7090, 4.45%, 12/1/2032	1,020	997
Pool # AN7923, 3.33%, 1/1/2033	505	453
Pool # BS5357, 3.41%, 3/1/2033	500	449
Pool # AN9067, 3.51%, 5/1/2033	275	250
Pool # BS5511, 3.45%, 8/1/2033	659	595
Pool # BS5127, 3.15%, 9/1/2033	400	351
Pool # BL1012, 4.03%, 12/1/2033	265	249
Pool # BL0900, 4.08%, 2/1/2034	155	146
Pool # AN4430, 3.61%, 1/1/2037	482	449
Pool # BF0105, 4.00%, 6/1/2056 (b)	304	279
Pool # BF0107, 4.50%, 6/1/2056 (b)	231	220
Pool # BF0125, 4.00%, 7/1/2056 (b)	263	241
Pool # BF0189, 3.00%, 6/1/2057 (b)	418	353
Pool # BF0219, 3.50%, 9/1/2057	613	541
Pool # BF0230, 5.50%, 1/1/2058	1,001	1,019
Pool # BF0263, 3.50%, 5/1/2058	303	268
Pool # BF0497, 3.00%, 7/1/2060	474	394
Pool # BF0561, 3.00%, 9/1/2061 (b)	716	594
Pool # BF0578, 2.50%, 12/1/2061	1,663	1,306
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	764	686
Pool # BR3929, 3.50%, 10/20/2050	406	365
Pool # BW1726, 3.50%, 10/20/2050	463	416
Pool # BS8546, 2.50%, 12/20/2050	1,200	987
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BR3928, 3.00%, 12/20/2050	638	566
Pool # BU7538, 3.00%, 12/20/2050	364	322
Pool # 785294, 3.50%, 1/20/2051	1,140	1,010
Pool # CA8452, 3.00%, 2/20/2051	1,632	1,441
Pool # CB1543, 3.00%, 2/20/2051	1,121	977
Pool # CA3588, 3.50%, 2/20/2051	1,191	1,069
Pool # CB1536, 3.50%, 2/20/2051	1,268	1,143
Pool # CB1542, 3.00%, 3/20/2051	720	627
Pool # CC0070, 3.00%, 3/20/2051	180	160
Pool # CC8726, 3.00%, 3/20/2051	219	191
Pool # CC8738, 3.00%, 3/20/2051	308	268
Pool # CC8723, 3.50%, 3/20/2051	1,468	1,318
Pool # CC0088, 4.00%, 3/20/2051	59	55
Pool # CC0092, 4.00%, 3/20/2051	144	134
Pool # CC8727, 3.00%, 4/20/2051	385	335
Pool # CC8739, 3.00%, 4/20/2051	1,015	884
Pool # CC8740, 3.00%, 4/20/2051	841	733
Pool # CC8751, 3.00%, 4/20/2051	194	169
Pool # CA3563, 3.50%, 7/20/2051	723	657
Pool # CE2586, 3.50%, 7/20/2051	965	867
Pool # CK1527, 3.50%, 12/20/2051	669	604
Pool # CJ8184, 3.50%, 1/20/2052	729	654
Pool # CK2716, 3.50%, 2/20/2052	536	475
Pool # CI8525, 5.00%, 2/20/2052	537	523
Pool # CK8295, 5.00%, 3/20/2052	251	243
Pool # CN3557, 4.50%, 5/20/2052	300	289
Pool # CN3127, 5.00%, 8/20/2052	238	231
Pool # CO4960, 5.00%, 8/20/2052	390	380
Pool # CU6748, 6.00%, 9/20/2053	531	533
GNMA II, Other
Pool # CU1093, 5.50%, 6/20/2063	296	292
Pool # CU1092, 6.00%, 6/20/2063	332	331
Pool # 785183, 2.93%, 10/20/2070 (c)	607	543
Total Mortgage-Backed Securities (Cost $69,716)		62,104
Corporate Bonds — 7.2%
Aerospace & Defense — 0.3%
Boeing Co. (The)
2.70%, 2/1/2027	903	832
3.45%, 11/1/2028	155	140
6.53%, 5/1/2034 (d)	90	92
L3Harris Technologies, Inc.
5.25%, 6/1/2031	110	110
5.40%, 7/31/2033	108	108
SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
Northrop Grumman Corp.
5.15%, 5/1/2040	191	182
3.85%, 4/15/2045	209	163
RTX Corp.
2.25%, 7/1/2030	322	275
5.15%, 2/27/2033	87	86
		1,988
Banks — 1.8%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (d) (e)	200	202
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	200	183
5.59%, 8/8/2028	200	202
Bank of America Corp.
(SOFR + 1.58%), 4.38%, 4/27/2028 (e)	190	185
(SOFR + 1.63%), 5.20%, 4/25/2029 (e)	290	290
(SOFR + 1.57%), 5.82%, 9/15/2029 (e)	300	306
(SOFR + 1.91%), 5.29%, 4/25/2034 (e)	240	237
(SOFR + 1.84%), 5.87%, 9/15/2034 (e)	150	154
(SOFR + 1.65%), 5.47%, 1/23/2035 (e)	405	405
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (d) (e)	400	402
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (d) (e)	200	184
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	155	153
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (e)	505	500
(SOFR + 1.59%), 5.50%, 5/20/2030 (d) (e)	200	199
(SOFR + 1.88%), 5.74%, 2/20/2035 (d) (e)	200	199
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (d) (e)	795	752
(SOFR + 1.85%), 5.94%, 5/30/2035 (d) (e)	250	249
Canadian Imperial Bank of Commerce (Canada) 5.26%, 4/8/2029	90	90
Citigroup, Inc.
(SOFR + 1.36%), 5.17%, 2/13/2030 (e)	430	427
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	328	279
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Credit Agricole SA (France)
(SOFR + 0.89%), 1.25%, 1/26/2027 (d) (e)	250	233
(SOFR + 1.69%), 5.34%, 1/10/2030 (d) (e)	250	247
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (d)	200	202
5.25%, 4/26/2029 (d)	273	272
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (e)	214	212
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	500	449
(SOFR + 3.35%), 7.39%, 11/3/2028 (e)	200	212
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (e)	200	186
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (e)	200	199
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (e)	255	258
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (b) (e)	250	250
NatWest Group plc (United Kingdom) (3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (e)	315	301
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (d)	280	281
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (e)	149	144
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (e)	140	141
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (e)	300	286
(SOFR + 2.75%), 6.83%, 11/21/2026 (e)	256	259
(SOFR + 0.99%), 1.67%, 6/14/2027 (e)	200	185
(SOFR + 2.60%), 6.53%, 1/10/2029 (e)	300	308
Societe Generale SA (France)
4.25%, 4/14/2025 (d)	700	688
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (d) (e)	260	243
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	19

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (d) (e)	200	197
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (e)	415	339
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (e)	214	212
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (d) (e)	250	264
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.10%, 1/11/2035 (d) (e)	200	203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (d) (e)	200	198
Sumitomo Mitsui Financial Group, Inc. (Japan) 5.71%, 1/13/2030	235	240
Toronto-Dominion Bank (The) (Canada) 5.52%, 7/17/2028	80	81
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (e)	140	141
(SOFR + 2.45%), 7.16%, 10/30/2029 (e)	170	181
(SOFR + 1.92%), 5.71%, 1/24/2035 (e)	84	84
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (d) (e)	200	186
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	160	161
(SOFR + 1.79%), 6.30%, 10/23/2029 (e)	165	171
(SOFR + 1.50%), 5.20%, 1/23/2030 (e)	85	85
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	55	55
(SOFR + 2.06%), 6.49%, 10/23/2034 (e)	110	117
(SOFR + 1.78%), 5.50%, 1/23/2035 (e)	115	115
(SOFR + 2.53%), 3.07%, 4/30/2041 (e)	53	39
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	200	171
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (d)	250	250
		14,644
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	215	180
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Biotechnology — 0.1%
AbbVie, Inc.
5.05%, 3/15/2034	20	20
4.05%, 11/21/2039	400	347
4.25%, 11/21/2049	180	150
Amgen, Inc. 3.15%, 2/21/2040	394	294
Gilead Sciences, Inc. 2.60%, 10/1/2040	227	157
		968
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	245	202
Capital Markets — 0.5%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (e)	115	120
(SOFR + 1.85%), 6.47%, 10/25/2034 (e)	100	108
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	301	208
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (e)	391	371
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	344	318
5.41%, 5/10/2029	150	150
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	187	175
(SOFR + 1.77%), 6.48%, 10/24/2029 (e)	130	136
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (d) (e)	370	346
(SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	200	165
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	310	309
(SOFR + 1.59%), 5.16%, 4/20/2029 (e)	185	184
(SOFR + 1.63%), 5.45%, 7/20/2029 (e)	185	186
(SOFR + 1.88%), 5.42%, 7/21/2034 (e)	125	124
(SOFR + 1.73%), 5.47%, 1/18/2035 (e)	79	79
Nasdaq, Inc. 5.55%, 2/15/2034	45	45
Nomura Holdings, Inc. (Japan) 5.78%, 7/3/2034	450	448
UBS Group AG (Switzerland) (USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (d) (e)	275	276
		3,748
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	102	105
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (d)	300	310
SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — 0.5%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	990	924
6.10%, 1/15/2027	160	162
3.00%, 10/29/2028	150	136
5.10%, 1/19/2029	150	149
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (d)	530	526
2.13%, 2/21/2026 (d)	115	108
4.25%, 4/15/2026 (d)	20	19
4.38%, 5/1/2026 (d)	171	166
2.53%, 11/18/2027 (d)	916	824
5.75%, 3/1/2029 (d)	99	99
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (e)	100	101
(SOFR + 1.27%), 2.62%, 11/2/2032 (e)	175	142
General Motors Financial Co., Inc.
5.40%, 5/8/2027	110	110
5.75%, 2/8/2031	120	120
5.95%, 4/4/2034	90	90
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (d)	200	198
		3,874
Consumer Staples Distribution & Retail — 0.1%
7-Eleven, Inc. 1.80%, 2/10/2031 (d)	100	80
Alimentation Couche-Tard, Inc. (Canada)
5.27%, 2/12/2034 (d)	170	168
3.63%, 5/13/2051 (d)	225	161
5.62%, 2/12/2054 (d)	140	138
		547
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	198	183
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	70	56
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	299	245
WP Carey, Inc.
2.40%, 2/1/2031	148	123
2.25%, 4/1/2033	10	8
		376
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.75%, 6/1/2031	95	81
3.50%, 6/1/2041	518	396
Sprint Capital Corp. 6.88%, 11/15/2028	55	58
Verizon Communications, Inc. 2.65%, 11/20/2040	185	128
		663
Electric Utilities — 0.7%
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	405	407
DTE Electric Co. Series B, 3.25%, 4/1/2051	200	135
Duke Energy Corp. 6.10%, 9/15/2053	120	122
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	97	65
Edison International
5.75%, 6/15/2027	195	197
5.45%, 6/15/2029	230	230
Electricite de France SA (France) 5.95%, 4/22/2034 (d)	200	201
Emera US Finance LP (Canada) 4.75%, 6/15/2046	197	162
Entergy Arkansas LLC 2.65%, 6/15/2051	72	42
Entergy Louisiana LLC
4.00%, 3/15/2033	150	135
2.90%, 3/15/2051	60	36
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	290	288
Evergy, Inc. 2.90%, 9/15/2029	394	352
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	465	438
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	179	148
Fortis, Inc. (Canada) 3.06%, 10/4/2026	251	238
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	126	111
5.40%, 6/1/2033 (d)	230	227
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	98	74
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (d)	253	153
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	210	201
NRG Energy, Inc.
2.00%, 12/2/2025 (d)	90	85
2.45%, 12/2/2027 (d)	305	275
Pacific Gas and Electric Co.
2.95%, 3/1/2026	264	253
6.40%, 6/15/2033	99	102
5.80%, 5/15/2034	239	237
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	21

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
3.75%, 8/15/2042 (f)	71	51
4.30%, 3/15/2045	65	50
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	145	147
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	85	79
Series A-5, 5.10%, 6/1/2052	80	77
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	190	200
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	94	92
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	89	87
Southern California Edison Co.
Series C, 4.13%, 3/1/2048	121	94
5.88%, 12/1/2053	53	53
Southern Co. (The) 5.70%, 3/15/2034	55	56
Union Electric Co. 3.90%, 4/1/2052	124	95
Vistra Operations Co. LLC 6.00%, 4/15/2034 (d)	15	15
		6,010
Entertainment — 0.1%
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	500	455
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029	75	70
Global Payments, Inc.
3.20%, 8/15/2029	297	267
5.30%, 8/15/2029	42	42
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (d)	250	248
Shell International Finance BV 3.13%, 11/7/2049	205	139
		766
Food Products — 0.1%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	138	118
J M Smucker Co. (The) 6.20%, 11/15/2033	50	53
JBS USA Holding Lux SARL
3.75%, 12/1/2031	125	110
6.75%, 3/15/2034 (d)	140	148
Kellanova 5.25%, 3/1/2033	112	111
Kraft Heinz Foods Co.
4.63%, 10/1/2039	155	137
4.38%, 6/1/2046	86	70
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — continued
Smithfield Foods, Inc. 3.00%, 10/15/2030 (d)	403	342
Tyson Foods, Inc. 5.70%, 3/15/2034	90	90
		1,179
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	175	108
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	176	144
		252
Ground Transportation — 0.1%
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	143	124
CSX Corp. 3.80%, 11/1/2046	191	148
ERAC USA Finance LLC 5.20%, 10/30/2034 (d)	90	89
Norfolk Southern Corp. 3.05%, 5/15/2050	187	121
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	400	372
Union Pacific Corp. 3.55%, 8/15/2039	270	220
		1,074
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	63	59
DH Europe Finance II SARL 3.25%, 11/15/2039	103	81
		140
Health Care Providers & Services — 0.3%
Banner Health 1.90%, 1/1/2031	246	204
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	150	102
Cencora, Inc. 5.13%, 2/15/2034	350	344
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	185	119
Cigna Group (The) 5.13%, 5/15/2031	280	278
CommonSpirit Health
1.55%, 10/1/2025	65	62
2.78%, 10/1/2030	150	130
3.91%, 10/1/2050	65	49
HCA, Inc.
5.50%, 6/15/2047	90	83
3.50%, 7/15/2051	83	55
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	130	98
MultiCare Health System 2.80%, 8/15/2050	113	68
MyMichigan Health Series 2020, 3.41%, 6/1/2050	40	28
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	135	89
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	165	104
SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
UnitedHealth Group, Inc.
5.70%, 10/15/2040	150	153
5.88%, 2/15/2053	65	68
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	300	197
		2,231
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	80	77
DOC DR LLC 2.63%, 11/1/2031	100	83
Healthcare Realty Holdings LP 2.00%, 3/15/2031	379	298
Sabra Health Care LP 3.20%, 12/1/2031	160	133
		591
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	205	140
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC 5.80%, 3/1/2033	118	120
Southern Power Co. 5.15%, 9/15/2041	205	190
		310
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	130	126
Insurance — 0.4%
Arthur J Gallagher & Co. 5.75%, 7/15/2054	210	204
Athene Global Funding 1.45%, 1/8/2026 (d)	400	375
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	120	93
Brown & Brown, Inc. 2.38%, 3/15/2031	386	319
CNA Financial Corp. 5.13%, 2/15/2034	230	223
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (d)	285	182
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	60	60
F&G Global Funding 5.88%, 6/10/2027 (d)	200	199
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (d)	45	45
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (d)	200	223
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	408	305
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (d)	150	132
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
5.16%, 5/28/2031 (d)	260	260
Teachers Insurance & Annuity Association of America 3.30%, 5/15/2050 (d)	393	261
		2,881
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 5.60%, 5/15/2053	130	133
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	100	74
Media — 0.1%
Charter Communications Operating LLC 3.70%, 4/1/2051	403	245
Comcast Corp.
3.25%, 11/1/2039	332	256
2.80%, 1/15/2051	172	106
5.35%, 5/15/2053	400	383
Discovery Communications LLC 3.63%, 5/15/2030	203	179
		1,169
Metals & Mining — 0.1%
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (d)	315	266
5.63%, 4/4/2034 (d)	110	108
South32 Treasury Ltd. (Australia) 4.35%, 4/14/2032 (d)	130	118
Steel Dynamics, Inc. 5.38%, 8/15/2034	150	148
		640
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	184	112
DTE Energy Co. 5.10%, 3/1/2029	300	298
		410
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	225	186
Oil, Gas & Consumable Fuels — 0.5%
BP Capital Markets America, Inc. 2.77%, 11/10/2050	187	115
Cheniere Energy, Inc. 5.65%, 4/15/2034 (d)	70	70
Columbia Pipelines Holding Co. LLC 5.68%, 1/15/2034 (d)	76	75
Coterra Energy, Inc. 3.90%, 5/15/2027	125	120
Enbridge, Inc. (Canada) 5.63%, 4/5/2034	210	210
Energy Transfer LP 5.00%, 5/15/2044 (f)	420	362
Exxon Mobil Corp. 3.00%, 8/16/2039	593	450
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	23

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (d)	140	117
4.32%, 12/30/2039 (d)	100	72
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (d)	183	147
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (d)	455	437
3.45%, 10/15/2027 (d)	259	244
Kinder Morgan, Inc.
5.00%, 2/1/2029	172	170
7.80%, 8/1/2031	200	226
MPLX LP
5.50%, 6/1/2034	160	158
4.50%, 4/15/2038	205	179
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	155	132
Northern Natural Gas Co. 5.63%, 2/1/2054 (d)	20	20
Phillips 66 Co. 3.55%, 10/1/2026	194	187
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	394	287
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	250	252
		4,030
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	146	132
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	250	199
Pharmaceuticals — 0.2%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	45	50
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	225	195
5.55%, 2/22/2054	60	59
5.65%, 2/22/2064	90	88
Eli Lilly & Co. 5.00%, 2/9/2054	250	239
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	195	188
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	700	507
5.65%, 7/5/2044	200	196
Zoetis, Inc. 5.60%, 11/16/2032	170	174
		1,696
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	95	97
Residential REITs — 0.1%
Essex Portfolio LP 5.50%, 4/1/2034	50	50
UDR, Inc.
2.10%, 8/1/2032	380	297
1.90%, 3/15/2033	50	38
		385
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	140	125
2.50%, 8/16/2031	80	66
NNN REIT, Inc. 5.50%, 6/15/2034	80	79
Realty Income Corp. 1.80%, 3/15/2033	220	165
		435
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 2.80%, 10/1/2041	171	121
Broadcom, Inc.
1.95%, 2/15/2028 (d)	418	374
3.19%, 11/15/2036 (d)	59	47
Intel Corp. 5.70%, 2/10/2053	106	104
KLA Corp. 3.30%, 3/1/2050	242	170
NXP BV (China) 3.25%, 5/11/2041	265	193
Texas Instruments, Inc. 5.05%, 5/18/2063	274	255
		1,264
Software — 0.1%
Oracle Corp.
3.80%, 11/15/2037	279	230
5.55%, 2/6/2053	90	85
VMware LLC 4.70%, 5/15/2030	320	310
		625
Specialized REITs — 0.2%
American Tower Corp.
1.50%, 1/31/2028	155	136
5.20%, 2/15/2029	180	179
1.88%, 10/15/2030	928	755
Crown Castle, Inc. 5.80%, 3/1/2034	65	66
Extra Space Storage LP
5.90%, 1/15/2031	100	102
2.40%, 10/15/2031	220	181
		1,419
SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — 0.0% ^
AutoZone, Inc. 5.40%, 7/15/2034	100	99
Home Depot, Inc. (The) 3.63%, 4/15/2052	110	81
		180
Tobacco — 0.1%
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	386	346
4.39%, 8/15/2037	205	173
		519
Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc. (Canada)
3.80%, 3/15/2032	260	232
4.55%, 3/15/2052	100	82
T-Mobile USA, Inc.
5.05%, 7/15/2033	140	137
5.15%, 4/15/2034	76	75
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	150	145
		671
Total Corporate Bonds (Cost $65,355)		58,263
U.S. Treasury Obligations — 6.1%
U.S. Treasury Bonds
1.13%, 5/15/2040	3,322	2,044
1.13%, 8/15/2040	6,836	4,163
2.25%, 5/15/2041	259	187
3.38%, 8/15/2042	1,415	1,195
3.13%, 2/15/2043	610	494
3.88%, 5/15/2043	945	853
3.63%, 8/15/2043	740	643
1.38%, 8/15/2050	6,451	3,301
1.63%, 11/15/2050	1,102	603
2.25%, 2/15/2052	465	296
3.00%, 8/15/2052	4,264	3,208
U.S. Treasury Notes
4.13%, 1/31/2025	252	250
4.00%, 12/15/2025 (g)	2,920	2,882
3.13%, 8/31/2027	1,845	1,770
3.63%, 3/31/2028	2,025	1,968
1.13%, 8/31/2028	1,304	1,143
1.88%, 2/28/2029	4,800	4,298
3.25%, 6/30/2029	1,260	1,197
3.13%, 8/31/2029	2,182	2,058
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

3.63%, 3/31/2030	1,675	1,613
1.63%, 5/15/2031	6,910	5,800
1.38%, 11/15/2031	1,080	878
2.75%, 8/15/2032	1,299	1,156
3.50%, 2/15/2033	1,410	1,322
3.88%, 8/15/2033	5,960	5,734
4.00%, 2/15/2034	289	281
Total U.S. Treasury Obligations (Cost $55,176)		49,337
Asset-Backed Securities — 4.5%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	168	154
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 6.28%, 12/18/2037 (c) (d)	10	10
Series 2021-FL4, Class AS, 6.55%, 12/18/2037 (c) (d)	455	447
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	635	585
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	471	437
Series 2016-3, Class AA, 3.00%, 10/15/2028	332	305
Series 2021-1, Class B, 3.95%, 7/11/2030	597	551
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (d)	315	307
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (d)	165	157
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (d)	645	608
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (d)	290	274
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (d)	255	233
Series 2024-SFR1, Class C, 4.29%, 7/17/2041 ‡ (b) (d)	625	581
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (b) (d)	345	317
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	250	227
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (d)	5	5
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (d)	320	319
Series 2024-1A, Class A, 5.36%, 6/20/2030 (d)	280	279
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	25

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	310	311
Series 2024-2, Class C, 6.07%, 2/15/2030	330	333
Business Jet Securities LLC
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (d)	275	260
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (d)	465	440
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (d)	284	274
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (d)	196	179
Carvana Auto Receivables Trust Series 2020-P1, Class C, 1.32%, 11/9/2026	375	352
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	704	608
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (d)	33	33
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (d)	290	295
Series 2024-2A, Class C, 6.70%, 10/16/2034 (d)	655	659
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (d)	86	75
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (d)	405	376
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	395	358
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (d)	62	58
Series 2021-1A, Class C, 2.70%, 11/21/2033 (d)	132	125
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 3/15/2028 (d)	235	232
Series 2023-1A, Class C, 5.55%, 10/16/2028 (d)	430	428
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	170	157
Series 2021-A, Class C, 2.09%, 8/27/2035 (d)	80	74
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (d)	180	180
Exeter Automobile Receivables Trust
Series 2022-5A, Class C, 6.51%, 12/15/2027	305	306
Series 2023-5A, Class C, 6.85%, 1/16/2029	230	235
Series 2024-1A, Class D, 5.84%, 6/17/2030	280	280
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (d)	125	125
FHF Trust Series 2021-1A, Class A, 1.27%, 3/15/2027 (d)	35	34
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	780	711
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (d)	255	244
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (c) (d)	550	493
Foundation Finance Trust Series 2023-2A, Class A, 6.53%, 6/15/2049 (d)	391	396
GLS Auto Select Receivables Trust Series 2024-3A, Class A2, 5.59%, 10/15/2029 (d)	195	195
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (d)	370	371
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	440	441
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	831	762
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	429	368
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Class B1, 6.15%, 5/20/2032 (d)	250	250
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	218	224
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (d)	120	118
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	850	786
MMAF Equipment Finance LLC Series 2020-A, Class A5, 1.56%, 10/9/2042 (d)	100	90
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	438	403
Series 2024-1A, Class B, 5.51%, 2/20/2043 (d)	162	161
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (d)	282	272
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (d)	206	195
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (d)	585	554
Octane Receivables Trust
Series 2021-1A, Class A, 0.93%, 3/22/2027 (d)	24	24
Series 2021-2A, Class C, 2.53%, 5/21/2029 (d)	435	412
Series 2024-2A, Class C, 5.90%, 7/20/2032 (d)	565	563
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (d)	230	207
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	1,555	1,472
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (d)	157	154
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (d)	475	422
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (c) (d)	718	708
SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 5.24%, 9/27/2060 (d) (f)	642	639
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (d) (f)	534	526
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (d)	436	414
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 (d)	310	294
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (d)	1,775	1,662
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (d)	140	124
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (d) (f)	184	182
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (d)	235	235
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (d)	505	491
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (d)	112	111
Series 2021-A, Class A, 2.30%, 12/22/2031 (d)	1,254	1,211
SCF Equipment Leasing LLC Series 2023-1A, Class C, 6.77%, 8/22/2033 (d)	325	339
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (d)	590	591
Sierra Timeshare Receivables Funding LLC Series 2021-2A, Class B, 1.80%, 9/20/2038 (d)	99	94
Stream Innovations Issuer Trust Series 2024-1A, Class A, 6.27%, 7/15/2044 (b) (d)	560	560
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (d)	240	240
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	113	110
Series 2019-2, Class B, 3.50%, 5/1/2028	251	235
Series 2018-1, Class A, 3.70%, 3/1/2030	382	347
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (d)	33	33
VCAT LLC
Series 2021-NPL1, Class A1, 5.29%, 12/26/2050 (d) (f)	82	82
Series 2021-NPL2, Class A1, 5.11%, 3/27/2051 (d) (f)	168	166
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (d) (f)	155	152
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (d) (f)	724	713
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (d) (f)	631	624
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (d) (f)	316	313
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (d) (f)	286	285
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (d) (f)	480	475
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (d) (f)	522	519
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (d)	140	135
Series 2024-1A, Class C, 7.06%, 1/20/2038 (d)	250	250
Westlake Automobile Receivables Trust Series 2024-1A, Class A2A, 5.62%, 3/15/2027 (d)	200	200
Total Asset-Backed Securities (Cost $37,271)		35,931
Collateralized Mortgage Obligations — 1.2%
CSMC Trust Series 2021-RPL1, Class A1, 4.05%, 9/27/2060 (c) (d)	631	618
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class MA, 3.00%, 8/25/2056	130	118
Series 2018-1, Class MA, 3.00%, 5/25/2057	157	143
Series 2018-1, Class M60C, 3.50%, 5/25/2057	333	300
Series 2019-1, Class M55D, 4.00%, 7/25/2058	249	227
Series 2019-2, Class M55D, 4.00%, 8/25/2058	473	432
Series 2019-3, Class M55D, 4.00%, 10/25/2058	332	303
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	839	725
Series 2020-3, Class TTW, 3.00%, 5/25/2060	780	708
FHLMC, REMIC
Series 4646, Class BM, 4.00%, 12/15/2039	230	222
Series 5171, Class NI, IO, 3.00%, 7/25/2051	1,973	286
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	260	267
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	97	97
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	220	211
Series 2018-75, Class UZ, 4.00%, 10/25/2058	1,031	930
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	506	507
GNMA
Series 2015-H11, Class FC, 5.99%, 5/20/2065 (c)	327	326
Series 2021-H14, Class YD, 7.84%, 6/20/2071 (c)	780	681
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (d) (f)	304	299
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	27

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
New Residential Mortgage Loan Trust Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (f)	1,340	1,343
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (c) (d)	1,378	1,169
Total Collateralized Mortgage Obligations (Cost $11,034)		9,912
Commercial Mortgage-Backed Securities — 0.9%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	400	372
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 7.14%, 7/25/2041 (c) (d)	620	585
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K727, Class X1, IO, 0.71%, 7/25/2024 (c)	10,536	1
Series K-1511, Class A1, 3.28%, 10/25/2030	584	555
Series K152, Class A2, 3.08%, 1/25/2031	155	141
Series K-1510, Class A2, 3.72%, 1/25/2031	235	221
Series KJ45, Class A2, 4.66%, 1/25/2031	670	661
Series K-150, Class A2, 3.71%, 9/25/2032 (c)	480	444
FNMA ACES
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (c)	965	797
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (c)	405	394
Series 2024-M2, Class A2, 3.75%, 8/25/2033	1,145	1,047
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	33	33
Series 2021-M3, Class X1, IO, 2.03%, 11/25/2033 (c)	1,096	81
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (c) (d)	435	391
Series 2015-K48, Class C, 3.77%, 8/25/2048 (c) (d)	35	34
Series 2016-K56, Class B, 4.09%, 6/25/2049 (c) (d)	330	320
Series 2017-K728, Class C, 3.84%, 11/25/2050 (c) (d)	185	183
Multi-Family Connecticut Avenue Securities Trust Series 2023-01, Class M7, 9.34%, 11/25/2053 (c) (d)	384	397
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	725	591
Total Commercial Mortgage-Backed Securities (Cost $7,743)		7,248
Foreign Government Securities — 0.1%
Republic of Peru 2.78%, 12/1/2060	125	70
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Mexican States 3.50%, 2/12/2034	369	300
Total Foreign Government Securities (Cost $491)		370
Municipal Bonds — 0.0% (h) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $110)	110	110
	SHARES (000)
Short-Term Investments — 4.5%
Investment Companies — 4.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (i) (Cost $36,437)	36,437	36,437
Total Investments — 100.5% (Cost $726,969)		809,140
Liabilities in Excess of Other Assets — (0.5)%		(3,820)
NET ASSETS — 100.0%		805,320

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of June 30, 2024.

(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2024.
(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of June 30, 2024.

(g)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 5 Year Note	49	09/30/2024	USD	5,220	35

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	29

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 43.6%
Fixed Income — 16.6%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	27,303	194,396
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,155	31,498
JPMorgan High Yield Fund Class R6 Shares (a)	14,571	92,961
Total Fixed Income		318,855
International Equity — 2.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,459	41,044
U.S. Equity — 24.8%
JPMorgan Equity Index Fund Class R6 Shares (a)	5,823	477,071
Total Investment Companies (Cost $624,167)		836,970
Exchange-Traded Funds — 28.1%
Alternative Assets — 0.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	204	17,874
Fixed Income — 9.2%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	1,704	77,383
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	504	23,031
JPMorgan Inflation Managed Bond ETF (a)	1,647	76,902
Total Fixed Income		177,316
International Equity — 13.1%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	772	40,469
JPMorgan BetaBuilders International Equity ETF (a)	3,571	210,951
Total International Equity		251,420
U.S. Equity — 4.9%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	683	60,091
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	543	33,149
Total U.S. Equity		93,240
Total Exchange-Traded Funds (Cost $473,689)		539,850
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 7.3%
U.S. Treasury Bonds
1.13%, 5/15/2040	2,232	1,373
1.13%, 8/15/2040	10,449	6,362
3.38%, 8/15/2042	5,050	4,265
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

3.13%, 2/15/2043	2,740	2,219
3.88%, 2/15/2043	12,180	11,010
3.88%, 5/15/2043	325	293
1.38%, 8/15/2050	11,780	6,029
1.63%, 11/15/2050	1,836	1,005
3.00%, 8/15/2052	10,880	8,185
U.S. Treasury Notes
4.13%, 1/31/2025	573	569
4.00%, 12/15/2025 (b)	335	331
4.00%, 2/15/2026	17,945	17,702
0.63%, 12/31/2027	2,720	2,384
3.63%, 3/31/2028	9,505	9,238
1.25%, 4/30/2028	2,990	2,657
1.00%, 7/31/2028	24,575	21,466
2.88%, 4/30/2029	4,495	4,204
3.25%, 6/30/2029	575	546
3.13%, 8/31/2029	5,401	5,094
3.88%, 9/30/2029	1,470	1,436
3.50%, 1/31/2030	3,830	3,668
3.63%, 3/31/2030	1,050	1,011
4.88%, 10/31/2030	4,000	4,113
2.88%, 5/15/2032	3,230	2,910
2.75%, 8/15/2032	3,956	3,520
3.50%, 2/15/2033	4,160	3,899
3.88%, 8/15/2033	9,995	9,616
4.00%, 2/15/2034	1,691	1,641
U.S. Treasury STRIPS Bonds
1.17%, 5/15/2027 (c)	2,780	2,447
4.81%, 11/15/2040 (c)	1,040	478
4.88%, 2/15/2041 (c)	665	302
Total U.S. Treasury Obligations (Cost $149,316)		139,973
Mortgage-Backed Securities — 7.1%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	985	868
Pool # WA1626, 3.45%, 8/1/2032	1,165	1,064
Pool # WN3225, 3.80%, 10/1/2034	750	686
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	525	479
Pool # QA9530, 2.50%, 5/1/2050	492	408
Pool # QB1397, 2.50%, 7/1/2050	77	63
Pool # QB4026, 2.50%, 10/1/2050	1,670	1,394
Pool # QB4045, 2.50%, 10/1/2050	1,063	883
Pool # QB4484, 2.50%, 10/1/2050	681	568
SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # QB4542, 2.50%, 10/1/2050	684	570
Pool # RA4224, 3.00%, 11/1/2050	273	234
Pool # QB8503, 2.50%, 2/1/2051	781	642
Pool # QC9443, 2.50%, 10/1/2051	661	546
Pool # QD4686, 4.00%, 1/1/2052	447	410
Pool # QD7596, 2.50%, 2/1/2052	2,138	1,770
Pool # RA6815, 2.50%, 2/1/2052	1,766	1,458
Pool # SD3952, 2.50%, 3/1/2052	1,455	1,201
Pool # QE1637, 4.00%, 5/1/2052	279	261
Pool # QE1832, 4.50%, 5/1/2052	344	331
Pool # QH9763, 6.00%, 1/1/2054	466	469
Pool # QH9845, 6.00%, 2/1/2054	1,617	1,628
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	802	802
Pool # BK2113, 2.50%, 3/1/2050	457	379
Pool # CA5658, 2.50%, 5/1/2050	149	123
Pool # FM3118, 3.00%, 5/1/2050	426	370
Pool # BP8608, 2.50%, 6/1/2050	305	252
Pool # BP9250, 2.50%, 7/1/2050	1,283	1,063
Pool # FP0059, 2.50%, 8/1/2050	1,034	848
Pool # BQ2894, 3.00%, 9/1/2050	929	807
Pool # BK8152, 2.50%, 10/1/2050	306	252
Pool # BQ3996, 2.50%, 10/1/2050	661	549
Pool # BQ5243, 3.50%, 10/1/2050	379	339
Pool # CA7398, 3.50%, 10/1/2050	897	804
Pool # BP7667, 2.50%, 12/1/2050	748	621
Pool # BR4318, 3.00%, 1/1/2051	140	121
Pool # CA8637, 4.00%, 1/1/2051	1,586	1,481
Pool # CB0189, 3.00%, 4/1/2051	309	266
Pool # CB0458, 2.50%, 5/1/2051	488	402
Pool # BT0122, 2.50%, 6/1/2051 (d)	225	185
Pool # FM7916, 2.50%, 6/1/2051	420	347
Pool # FM7957, 2.50%, 7/1/2051	2,902	2,400
Pool # CB1301, 2.50%, 8/1/2051	746	617
Pool # FM8247, 2.50%, 8/1/2051	418	346
Pool # CB1566, 2.50%, 9/1/2051	1,425	1,169
Pool # FM8659, 2.50%, 9/1/2051 (d)	807	666
Pool # FS6514, 2.50%, 9/1/2051	436	360
Pool # FS4624, 2.50%, 11/1/2051	359	298
Pool # CB2313, 2.50%, 12/1/2051	461	381
Pool # FS2559, 3.00%, 12/1/2051	1,396	1,199
Pool # CB2637, 2.50%, 1/1/2052	853	701
Pool # BU3079, 3.00%, 1/1/2052	464	395
Pool # CB2670, 3.00%, 1/1/2052	804	685
Pool # BV4831, 3.00%, 2/1/2052	438	373
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # FS7749, 3.00%, 2/1/2052	1,684	1,447
Pool # BV0295, 3.50%, 2/1/2052	1,055	952
Pool # BV3950, 4.00%, 2/1/2052	508	468
Pool # BV6743, 4.50%, 5/1/2052	348	333
Pool # BY4714, 5.00%, 6/1/2053	978	945
Pool # BY4761, 5.00%, 6/1/2053	371	358
Pool # BY9327, 6.00%, 11/1/2053	1,053	1,058
Pool # DA7753, 5.50%, 1/1/2054	498	493
Pool # DA0425, 6.00%, 2/1/2054	531	536
Pool # DA7754, 6.00%, 2/1/2054	1,778	1,790
Pool # CB8334, 5.50%, 4/1/2054	1,545	1,529
Pool # DB6037, 5.50%, 5/1/2054	610	602
Pool # DB6039, 6.00%, 5/1/2054	567	571
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	626	627
Pool # AM3010, 5.07%, 3/1/2028	538	540
Pool # BL8639, 1.09%, 4/1/2028	759	662
Pool # BS6144, 3.97%, 1/1/2029	1,535	1,484
Pool # AM5319, 4.34%, 1/1/2029	482	473
Pool # BS8149, 4.97%, 9/1/2029	900	906
Pool # BL4956, 2.41%, 11/1/2029	1,242	1,112
Pool # BS0448, 1.27%, 12/1/2029	1,046	873
Pool # BL9748, 1.60%, 12/1/2029	437	374
Pool # AN7593, 2.99%, 12/1/2029	321	294
Pool # BS7361, 4.76%, 1/1/2030	1,880	1,879
Pool # BL9252, 1.37%, 3/1/2030	381	319
Pool # AN8285, 3.11%, 3/1/2030	327	302
Pool # BS0154, 1.28%, 4/1/2030	259	215
Pool # AM8544, 3.08%, 4/1/2030	137	126
Pool # AN8990, 3.53%, 4/1/2030	463	434
Pool # BS7168, 4.57%, 6/1/2030	684	678
Pool # BL9251, 1.45%, 10/1/2030	827	686
Pool # AM4789, 4.18%, 11/1/2030	248	240
Pool # BL9891, 1.37%, 12/1/2030	594	489
Pool # BS0025, 1.38%, 12/1/2030	1,108	919
Pool # BL9494, 1.46%, 12/1/2030	265	217
Pool # BS8442, 4.74%, 4/1/2031	1,071	1,068
Pool # BS2915, 1.87%, 5/1/2031	210	175
Pool # BS7167, 4.64%, 7/1/2031	1,655	1,637
Pool # BS7437, 5.04%, 8/1/2031	870	879
Pool # BS4563, 2.01%, 1/1/2032	255	211
Pool # BS5580, 3.68%, 1/1/2032	1,080	1,003
Pool # BM6898, 2.15%, 2/1/2032 (e)	556	465
Pool # BS4654, 2.39%, 3/1/2032	862	737
Pool # BL5680, 2.44%, 3/1/2032	1,295	1,102
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	31

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN5952, 3.01%, 7/1/2032	346	309
Pool # AN6149, 3.14%, 7/1/2032	1,605	1,425
Pool # BS5530, 3.30%, 7/1/2032	1,676	1,508
Pool # BS6095, 4.14%, 7/1/2032	480	460
Pool # BS6345, 3.91%, 8/1/2032	510	478
Pool # BZ0884, 5.37%, 9/1/2032	950	981
Pool # BM3226, 3.45%, 10/1/2032 (e)	1,368	1,258
Pool # BS6822, 3.81%, 10/1/2032	980	912
Pool # BS8528, 4.31%, 10/1/2032	1,785	1,723
Pool # BS6872, 4.41%, 10/1/2032	285	277
Pool # BS6926, 4.51%, 10/1/2032	355	349
Pool # BS6928, 4.55%, 10/1/2032	310	305
Pool # BS6954, 4.93%, 10/1/2032	782	788
Pool # BS6819, 4.12%, 11/1/2032	1,110	1,060
Pool # BS7090, 4.45%, 12/1/2032	1,039	1,015
Pool # BS7113, 4.90%, 12/1/2032	295	297
Pool # AN7923, 3.33%, 1/1/2033	640	574
Pool # BS8428, 4.41%, 1/1/2033	1,221	1,185
Pool # BS7398, 4.74%, 2/1/2033	845	842
Pool # BS5357, 3.41%, 3/1/2033	799	718
Pool # AN9067, 3.51%, 5/1/2033	345	314
Pool # BS8416, 4.56%, 5/1/2033	580	570
Pool # BS5511, 3.45%, 8/1/2033	1,066	962
Pool # BS5127, 3.15%, 9/1/2033	615	539
Pool # BL1012, 4.03%, 12/1/2033	335	314
Pool # BL0900, 4.08%, 2/1/2034	190	180
Pool # BZ0430, 4.32%, 2/1/2034	800	769
Pool # BL7124, 1.93%, 6/1/2035	692	544
Pool # AN4430, 3.61%, 1/1/2037	636	592
Pool # BL6060, 2.46%, 4/1/2040	595	422
Pool # BF0107, 4.50%, 6/1/2056 (d)	531	505
Pool # BF0219, 3.50%, 9/1/2057	1,411	1,245
Pool # BF0230, 5.50%, 1/1/2058	1,369	1,393
Pool # BF0334, 3.50%, 1/1/2059 (d)	372	327
Pool # BF0497, 3.00%, 7/1/2060	647	538
Pool # BF0561, 3.00%, 9/1/2061 (d)	1,654	1,374
Pool # BF0578, 2.50%, 12/1/2061	3,461	2,719
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 7/25/2054 (d)	10,831	8,843
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	1,012	908
Pool # BR3929, 3.50%, 10/20/2050	513	461
Pool # BW1726, 3.50%, 10/20/2050	586	526
Pool # BS8546, 2.50%, 12/20/2050	1,543	1,269
Pool # BR3928, 3.00%, 12/20/2050	797	706
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BU7538, 3.00%, 12/20/2050	459	407
Pool # 785294, 3.50%, 1/20/2051	1,466	1,298
Pool # CA8452, 3.00%, 2/20/2051	2,106	1,860
Pool # CA9005, 3.00%, 2/20/2051	489	442
Pool # CB1543, 3.00%, 2/20/2051	1,468	1,279
Pool # CA3588, 3.50%, 2/20/2051	1,542	1,384
Pool # CB1536, 3.50%, 2/20/2051	1,668	1,504
Pool # CB1542, 3.00%, 3/20/2051	947	825
Pool # CC0070, 3.00%, 3/20/2051	245	218
Pool # CC8726, 3.00%, 3/20/2051	298	259
Pool # CC8738, 3.00%, 3/20/2051	416	363
Pool # CC8723, 3.50%, 3/20/2051	1,985	1,782
Pool # CC0088, 4.00%, 3/20/2051	84	78
Pool # CC0092, 4.00%, 3/20/2051	201	187
Pool # CC8727, 3.00%, 4/20/2051	522	455
Pool # CC8739, 3.00%, 4/20/2051	1,365	1,189
Pool # CC8740, 3.00%, 4/20/2051	1,132	986
Pool # CC8751, 3.00%, 4/20/2051	262	228
Pool # CA3563, 3.50%, 7/20/2051	994	903
Pool # CE2586, 3.50%, 7/20/2051	1,352	1,214
Pool # CK1527, 3.50%, 12/20/2051	1,052	949
Pool # CJ8184, 3.50%, 1/20/2052	1,140	1,023
Pool # CK2716, 3.50%, 2/20/2052	856	758
Pool # CK8295, 5.00%, 3/20/2052	488	473
Pool # MA8200, 4.00%, 8/20/2052	306	283
Pool # CN3127, 5.00%, 8/20/2052	457	445
Pool # CV0172, 6.50%, 7/20/2053	752	787
Pool # CU6748, 6.00%, 9/20/2053	1,021	1,026
Pool # DA2721, 5.50%, 3/20/2054	424	421
GNMA II, Other
Pool # CV6672, 5.00%, 7/20/2062	445	430
Pool # CU1093, 5.50%, 6/20/2063	568	560
Pool # CV6673, 5.50%, 6/20/2063	878	866
Pool # CU1092, 6.00%, 6/20/2063	640	637
Pool # 785183, 2.93%, 10/20/2070 (e)	776	694
Total Mortgage-Backed Securities (Cost $148,280)		136,439
Corporate Bonds — 6.9%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.75%, 2/1/2026	66	63
2.20%, 2/4/2026	85	80
2.70%, 2/1/2027	1,722	1,588
3.45%, 11/1/2028	200	181
SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
6.53%, 5/1/2034 (f)	225	230
L3Harris Technologies, Inc.
5.25%, 6/1/2031	250	249
5.40%, 7/31/2033	206	205
Northrop Grumman Corp.
5.15%, 5/1/2040	242	231
3.85%, 4/15/2045	220	171
RTX Corp.
2.25%, 7/1/2030	422	360
5.15%, 2/27/2033	155	153
2.82%, 9/1/2051	385	235
		3,746
Automobiles — 0.1%
General Motors Co. 6.80%, 10/1/2027	400	415
Hyundai Capital America 2.38%, 10/15/2027 (f)	835	762
		1,177
Banks — 2.0%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (f) (g)	300	303
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (f) (g)	200	203
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (f) (g)	200	206
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (f)	210	212
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (g)	200	183
6.61%, 11/7/2028	600	630
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (g)	592	558
(SOFR + 1.29%), 5.08%, 1/20/2027 (g)	237	236
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (g)	1,407	1,348
(SOFR + 1.58%), 4.38%, 4/27/2028 (g)	305	298
(SOFR + 1.63%), 5.20%, 4/25/2029 (g)	430	429
(SOFR + 1.57%), 5.82%, 9/15/2029 (g)	460	470
(SOFR + 1.33%), 2.97%, 2/4/2033 (g)	675	571
(SOFR + 1.91%), 5.29%, 4/25/2034 (g)	390	386
(SOFR + 1.65%), 5.47%, 1/23/2035 (g)	385	385
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (f) (g)	226	227
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (f) (g)	215	198
(SOFR + 1.62%), 5.60%, 3/20/2030 (f) (g)	210	209
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (f)	250	250
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	273	269
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (f)	365	336
5.79%, 7/13/2028 (f)	200	204
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (g)	200	165
(SOFR + 2.98%), 6.22%, 5/9/2034 (g)	280	287
BNP Paribas SA (France)
(SOFR + 1.22%), 2.16%, 9/15/2029 (f) (g)	364	318
(SOFR + 1.52%), 5.18%, 1/9/2030 (f) (g)	675	668
(SOFR + 1.59%), 5.50%, 5/20/2030 (f) (g)	285	284
(SOFR + 1.88%), 5.74%, 2/20/2035 (f) (g)	510	507
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (f) (g)	1,017	962
(SOFR + 2.27%), 6.71%, 10/19/2029 (f) (g)	300	311
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.96%), 5.72%, 1/18/2030 (f) (g)	250	249
(SOFR + 1.85%), 5.94%, 5/30/2035 (f) (g)	365	364
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (f) (g)	255	260
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (g)	502	474
(SOFR + 1.36%), 5.17%, 2/13/2030 (g)	940	935
(SOFR + 1.35%), 3.06%, 1/25/2033 (g)	940	798
Credit Agricole SA (France)
4.38%, 3/17/2025 (f)	500	494
(SOFR + 0.89%), 1.25%, 1/26/2027 (f) (g)	657	613
(SOFR + 1.86%), 6.32%, 10/3/2029 (f) (g)	250	257
(SOFR + 1.69%), 5.34%, 1/10/2030 (f) (g)	520	514
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	33

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (f) (g)	400	401
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (f) (g)	335	302
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (f)	200	202
5.25%, 4/26/2029 (f)	529	528
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (g)	416	412
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (g)	1,885	1,693
(SOFR + 3.35%), 7.39%, 11/3/2028 (g)	245	259
(SOFR + 1.29%), 2.21%, 8/17/2029 (g)	205	180
Huntington National Bank (The) 5.65%, 1/10/2030	337	337
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (g)	220	204
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (g)	255	254
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (g)	280	279
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (g)	330	305
3.74%, 3/7/2029	934	882
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (g)	230	213
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (g)	520	527
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (d) (g)	550	549
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (g)	200	204
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (g)	200	196
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (g)	200	196
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (g)	210	201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (g)	355	356
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (f)	435	436
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (f)	200	201
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (g)	264	255
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (g)	265	267
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (g)	500	476
(SOFR + 2.75%), 6.83%, 11/21/2026 (g)	635	643
(SOFR + 0.99%), 1.67%, 6/14/2027 (g)	230	213
(SOFR + 2.60%), 6.53%, 1/10/2029 (g)	360	370
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (f)	410	411
Societe Generale SA (France)
4.25%, 4/14/2025 (f)	850	836
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (f) (g)	320	299
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (f) (g)	270	249
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (f) (g)	328	324
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (f) (g)	625	510
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (f) (g)	214	212
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (f) (g)	200	187
SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (f) (g)	225	225
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (f) (g)	250	264
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.10%, 1/11/2035 (f) (g)	300	304
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (f) (g)	445	441
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	420	425
5.71%, 1/13/2030	420	428
Toronto-Dominion Bank (The) (Canada)
5.16%, 1/10/2028	190	190
5.52%, 7/17/2028	70	71
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (g)	155	156
(SOFR + 2.45%), 7.16%, 10/30/2029 (g)	205	218
(SOFR + 1.85%), 5.12%, 1/26/2034 (g)	140	134
(SOFR + 1.92%), 5.71%, 1/24/2035 (g)	171	170
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (f) (g)	200	186
Wells Fargo & Co.
4.30%, 7/22/2027	1,701	1,656
(SOFR + 1.74%), 5.57%, 7/25/2029 (g)	285	288
(SOFR + 1.50%), 5.20%, 1/23/2030 (g)	80	80
(SOFR + 1.99%), 5.56%, 7/25/2034 (g)	95	95
(SOFR + 1.78%), 5.50%, 1/23/2035 (g)	110	110
(SOFR + 2.53%), 3.07%, 4/30/2041 (g)	156	114
(SOFR + 2.13%), 4.61%, 4/25/2053 (g)	320	273
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (f)	540	540
		37,508
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	275	230
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	280	279
		509
Biotechnology — 0.1%
AbbVie, Inc.
5.05%, 3/15/2034	590	588
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Biotechnology — continued
4.05%, 11/21/2039	500	434
4.25%, 11/21/2049	240	200
Amgen, Inc. 3.00%, 1/15/2052	520	341
Gilead Sciences, Inc. 2.60%, 10/1/2040	288	199
		1,762
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	530	426
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	262	216
Capital Markets — 0.5%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (g)	220	230
(SOFR + 1.85%), 6.47%, 10/25/2034 (g)	190	205
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	278	192
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (g)	517	491
(SOFR + 1.22%), 2.31%, 11/16/2027 (g)	388	358
(SOFR + 1.59%), 5.71%, 2/8/2028 (g)	325	325
5.41%, 5/10/2029	230	230
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,486	1,460
(SOFR + 0.79%), 1.09%, 12/9/2026 (g)	1,295	1,211
(SOFR + 1.11%), 2.64%, 2/24/2028 (g)	528	492
(SOFR + 1.77%), 6.48%, 10/24/2029 (g)	250	261
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (f) (g)	470	440
(SOFR + 1.53%), 2.87%, 1/14/2033 (f) (g)	250	207
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (g)	395	393
(SOFR + 1.59%), 5.16%, 4/20/2029 (g)	355	354
(SOFR + 1.20%), 2.51%, 10/20/2032 (g)	710	587
(SOFR + 1.73%), 5.47%, 1/18/2035 (g)	132	132
(SOFR + 1.49%), 3.22%, 4/22/2042 (g)	245	183
Nasdaq, Inc. 5.55%, 2/15/2034	90	90
Nomura Holdings, Inc. (Japan) 5.78%, 7/3/2034	750	747
UBS Group AG (Switzerland)
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (f) (g)	250	233
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (f) (g)	595	597
		9,418
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	35

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	132	136
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	121	106
		242
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (f)	530	548
Consumer Finance — 0.4%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	275	277
2.45%, 10/29/2026	1,255	1,171
6.10%, 1/15/2027	290	294
3.00%, 10/29/2028	150	136
5.10%, 1/19/2029	175	174
American Express Co. (SOFR + 1.00%), 5.10%, 2/16/2028 (g)	400	398
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (f)	1,075	1,067
2.13%, 2/21/2026 (f)	150	141
4.25%, 4/15/2026 (f)	25	24
4.38%, 5/1/2026 (f)	110	107
2.53%, 11/18/2027 (f)	1,132	1,018
5.75%, 3/1/2029 (f)	191	190
5.75%, 11/15/2029 (f)	575	570
Capital One Financial Corp.
3.80%, 1/31/2028	200	190
(SOFR + 1.91%), 5.70%, 2/1/2030 (g)	180	181
(SOFR + 1.27%), 2.62%, 11/2/2032 (g)	235	191
General Motors Financial Co., Inc.
5.40%, 5/8/2027	185	185
5.75%, 2/8/2031	210	211
5.95%, 4/4/2034	165	165
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (f)	200	198
		6,888
Consumer Staples Distribution & Retail — 0.1%
7-Eleven, Inc.
1.80%, 2/10/2031 (f)	190	152
2.50%, 2/10/2041 (f)	125	82
Alimentation Couche-Tard, Inc. (Canada)
5.27%, 2/12/2034 (f)	450	443
3.44%, 5/13/2041 (f)	300	226
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Staples Distribution & Retail — continued
3.63%, 5/13/2051 (f)	335	241
5.62%, 2/12/2054 (f)	290	286
		1,430
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (f)	259	240
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	88
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	406	333
WP Carey, Inc. 2.40%, 2/1/2031	183	152
		485
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.75%, 6/1/2031	185	159
3.50%, 6/1/2041	664	507
3.55%, 9/15/2055	398	268
Sprint Capital Corp. 6.88%, 11/15/2028	105	111
Verizon Communications, Inc. 2.65%, 11/20/2040	236	163
		1,208
Electric Utilities — 0.8%
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	280	267
5.65%, 6/1/2054	190	188
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	786	790
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	300	322
Duke Energy Corp. 6.10%, 9/15/2053	580	589
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	123	82
Duke Energy Progress LLC 2.90%, 8/15/2051	170	105
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	900	917
Edison International 5.75%, 6/15/2027	265	267
Electricite de France SA (France) 5.95%, 4/22/2034 (f)	220	221
Emera US Finance LP (Canada) 4.75%, 6/15/2046	253	208
Entergy Arkansas LLC 2.65%, 6/15/2051	88	51
Entergy Louisiana LLC
4.00%, 3/15/2033	202	182
2.90%, 3/15/2051	80	49
SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.70%, 3/15/2054	140	138
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	630	627
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (f)	282	280
Evergy, Inc. 2.90%, 9/15/2029	512	457
Fells Point Funding Trust 3.05%, 1/31/2027 (f)	560	527
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (f)	235	194
Fortis, Inc. (Canada) 3.06%, 10/4/2026	334	317
ITC Holdings Corp.
2.95%, 5/14/2030 (f)	156	137
5.40%, 6/1/2033 (f)	500	493
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (f)	236	232
Massachusetts Electric Co. 4.00%, 8/15/2046 (f)	118	90
MidAmerican Energy Co. 5.85%, 9/15/2054	120	123
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (f)	328	198
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	410	392
NRG Energy, Inc.
2.00%, 12/2/2025 (f)	115	109
2.45%, 12/2/2027 (f)	410	370
Pacific Gas and Electric Co.
2.95%, 3/1/2026	831	795
6.40%, 6/15/2033	203	210
5.80%, 5/15/2034	442	439
3.75%, 8/15/2042 (h)	86	62
4.30%, 3/15/2045	90	69
6.75%, 1/15/2053	125	130
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	200	202
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	135	126
Series A-4, 5.21%, 12/1/2047	80	77
Series A-5, 5.10%, 6/1/2052	150	144
Public Service Co. of Oklahoma 5.25%, 1/15/2033	240	235
Public Service Electric and Gas Co. 5.45%, 3/1/2054	300	296
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	179	174
Series A-2, 5.11%, 12/15/2047	80	76
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	172	170
Southern California Edison Co.
5.85%, 11/1/2027	289	295
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
5.45%, 6/1/2031	400	403
Series C, 4.13%, 3/1/2048	152	118
5.88%, 12/1/2053	134	134
5.75%, 4/15/2054	505	494
Southern Co. (The) 5.70%, 3/15/2034	295	300
Tampa Electric Co. 4.90%, 3/1/2029	362	359
Union Electric Co.
5.20%, 4/1/2034	360	357
3.90%, 4/1/2052	198	152
Vistra Operations Co. LLC 6.00%, 4/15/2034 (f)	34	34
		14,773
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	366	352
5.40%, 6/12/2029	590	593
4.00%, 4/14/2032	1,000	910
		1,855
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029	120	112
Global Payments, Inc.
3.20%, 8/15/2029	395	355
5.30%, 8/15/2029	71	71
Nationwide Building Society (United Kingdom) (3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (f) (g)	260	249
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (f)	600	596
Shell International Finance BV 3.13%, 11/7/2049	251	170
		1,553
Food Products — 0.1%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	159	136
J M Smucker Co. (The) 6.20%, 11/15/2033	100	105
JBS USA Holding Lux SARL
3.75%, 12/1/2031	285	250
6.75%, 3/15/2034 (f)	251	266
Kellanova 5.25%, 3/1/2033	199	198
Kraft Heinz Foods Co.
4.63%, 10/1/2039	250	222
4.38%, 6/1/2046	137	111
Smithfield Foods, Inc. 3.00%, 10/15/2030 (f)	508	431
Tyson Foods, Inc. 5.70%, 3/15/2034	200	199
		1,918
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	37

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	245	151
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	238	194
Southern California Gas Co. 6.35%, 11/15/2052	150	162
		507
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	190	191
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	192	166
CSX Corp. 3.80%, 11/1/2046	241	186
ERAC USA Finance LLC 5.20%, 10/30/2034 (f)	200	198
Norfolk Southern Corp. 3.05%, 5/15/2050	237	154
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (f)	250	256
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (f)	800	744
Union Pacific Corp. 3.55%, 8/15/2039	345	281
		2,176
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	78	73
DH Europe Finance II SARL 3.25%, 11/15/2039	123	97
		170
Health Care Providers & Services — 0.2%
AHS Hospital Corp. 5.02%, 7/1/2045	140	134
Banner Health 1.90%, 1/1/2031	323	267
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	195	132
Cencora, Inc. 5.13%, 2/15/2034	770	756
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	240	154
Cigna Group (The) 5.13%, 5/15/2031	600	596
CommonSpirit Health
1.55%, 10/1/2025	85	81
2.78%, 10/1/2030	195	169
3.91%, 10/1/2050	80	61
Elevance Health, Inc. 2.25%, 5/15/2030	488	418
HCA, Inc.
5.50%, 6/15/2047	140	129
3.50%, 7/15/2051	125	83
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	165	125
MultiCare Health System 2.80%, 8/15/2050	149	90
MyMichigan Health Series 2020, 3.41%, 6/1/2050	50	35
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	175	116
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	230	146
UnitedHealth Group, Inc. 5.88%, 2/15/2053	110	114
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	375	246
		3,852
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	150	144
DOC DR LLC 2.63%, 11/1/2031	135	112
Healthcare Realty Holdings LP
3.10%, 2/15/2030	750	656
2.00%, 3/15/2031	475	374
Healthpeak OP LLC 2.13%, 12/1/2028	334	295
Sabra Health Care LP 3.20%, 12/1/2031	215	179
		1,760
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	251	171
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC
5.80%, 3/1/2033	211	215
5.75%, 10/1/2041	210	206
Southern Power Co. 5.15%, 9/15/2041	260	241
		662
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	270	262
Insurance — 0.3%
Aon North America, Inc.
5.45%, 3/1/2034	350	348
5.75%, 3/1/2054	300	293
Arthur J Gallagher & Co. 5.75%, 7/15/2054	450	437
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	185	143
Brown & Brown, Inc. 2.38%, 3/15/2031	488	403
CNA Financial Corp. 5.13%, 2/15/2034	510	494
Corebridge Global Funding 5.90%, 9/19/2028 (f)	180	184
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (f)	352	225
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	135	135
F&G Global Funding 5.88%, 6/10/2027 (f)	300	298
SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (f)	95	94
High Street Funding Trust I 4.11%, 2/15/2028 (f)	150	142
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (f)	400	447
New York Life Insurance Co. 3.75%, 5/15/2050 (f)	510	381
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (f)	200	176
5.16%, 5/28/2031 (f)	600	601
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (f)	70	56
3.30%, 5/15/2050 (f)	495	329
		5,186
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 5.60%, 5/15/2053	245	250
IT Services — 0.0% ^
CGI, Inc. (Canada) 1.45%, 9/14/2026	215	197
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	290	216
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	152	124
3.50%, 3/1/2042	115	77
3.70%, 4/1/2051	532	323
Comcast Corp.
3.25%, 11/1/2039	431	332
2.80%, 1/15/2051	585	361
5.35%, 5/15/2053	745	714
Discovery Communications LLC 3.63%, 5/15/2030	210	185
		2,116
Metals & Mining — 0.1%
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (f)	200	206
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (f)	398	336
5.63%, 4/4/2034 (f)	230	226
South32 Treasury Ltd. (Australia) 4.35%, 4/14/2032 (f)	280	253
Steel Dynamics, Inc. 1.65%, 10/15/2027	316	282
		1,303
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	241	147
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — continued
DTE Energy Co. 5.10%, 3/1/2029	600	595
Engie SA (France) 5.63%, 4/10/2034 (f)	700	696
NiSource, Inc. 5.20%, 7/1/2029	250	249
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	200	198
San Diego Gas & Electric Co. 2.95%, 8/15/2051	370	240
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	170	107
		2,232
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	295	244
Oil, Gas & Consumable Fuels — 0.4%
Boardwalk Pipelines LP 4.45%, 7/15/2027	205	199
BP Capital Markets America, Inc. 2.77%, 11/10/2050	238	146
Cheniere Energy, Inc. 5.65%, 4/15/2034 (f)	160	160
Columbia Pipelines Holding Co. LLC 5.68%, 1/15/2034 (f)	148	146
Coterra Energy, Inc. 3.90%, 5/15/2027	155	149
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	180	181
5.63%, 4/5/2034	335	335
Energy Transfer LP 5.00%, 5/15/2044 (h)	565	487
Eni SpA (Italy) 5.95%, 5/15/2054 (f)	200	197
Enterprise Products Operating LLC 4.45%, 2/15/2043	354	304
Exxon Mobil Corp. 3.00%, 8/16/2039	734	558
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (f)	195	162
4.32%, 12/30/2039 (f)	135	98
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (f)	229	184
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (f)	550	528
3.45%, 10/15/2027 (f)	334	314
Kinder Morgan, Inc.
5.00%, 2/1/2029	229	227
7.80%, 8/1/2031	500	565
MPLX LP
5.50%, 6/1/2034	360	355
4.50%, 4/15/2038	256	223
NGPL PipeCo LLC 3.25%, 7/15/2031 (f)	210	179
Northern Natural Gas Co. 5.63%, 2/1/2054 (f)	40	39
Ovintiv, Inc. 6.25%, 7/15/2033	400	412
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	39

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Phillips 66 Co. 3.55%, 10/1/2026	245	237
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	495	361
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	350	352
		7,098
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	657	590
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	350	278
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	55	61
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	295	256
5.55%, 2/22/2054	165	163
5.65%, 2/22/2064	250	244
Eli Lilly & Co. 5.00%, 2/9/2054	540	516
Merck & Co., Inc.
2.35%, 6/24/2040	348	237
5.00%, 5/17/2053	35	33
5.15%, 5/17/2063	25	24
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	375	362
Takeda Pharmaceutical Co. Ltd. (Japan)
5.65%, 7/5/2044	350	344
3.18%, 7/9/2050	400	265
Zoetis, Inc. 5.60%, 11/16/2032	289	295
		2,800
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	170	175
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	100	99
UDR, Inc.
2.10%, 8/1/2032	482	377
1.90%, 3/15/2033	65	49
		525
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	180	161
2.50%, 8/16/2031	110	90
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Retail REITs — continued
NNN REIT, Inc.
5.60%, 10/15/2033	100	99
5.50%, 6/15/2034	150	149
Realty Income Corp. 1.80%, 3/15/2033	275	207
		706
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 2.80%, 10/1/2041	236	166
Broadcom, Inc.
1.95%, 2/15/2028 (f)	529	474
3.19%, 11/15/2036 (f)	228	180
Foundry JV Holdco LLC 6.25%, 1/25/2035 (f)	560	572
Intel Corp. 5.70%, 2/10/2053	190	187
KLA Corp. 3.30%, 3/1/2050	442	311
NXP BV (China) 3.25%, 5/11/2041	365	266
Texas Instruments, Inc. 5.05%, 5/18/2063	530	493
TSMC Global Ltd. (Taiwan) 1.38%, 9/28/2030 (f)	370	299
		2,948
Software — 0.1%
Intuit, Inc. 5.50%, 9/15/2053	70	70
Oracle Corp.
3.80%, 11/15/2037	799	658
5.55%, 2/6/2053	160	151
Roper Technologies, Inc. 1.75%, 2/15/2031	277	223
VMware LLC
1.40%, 8/15/2026	421	388
4.70%, 5/15/2030	415	402
		1,892
Specialized REITs — 0.2%
American Tower Corp.
1.50%, 1/31/2028	205	180
5.20%, 2/15/2029	380	379
1.88%, 10/15/2030	1,190	969
Crown Castle, Inc. 5.80%, 3/1/2034	120	121
CubeSmart LP 2.00%, 2/15/2031	570	461
Equinix, Inc. 2.90%, 11/18/2026	360	340
Extra Space Storage LP
5.90%, 1/15/2031	190	194
2.40%, 10/15/2031	305	250
		2,894
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	185	137
SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 2.70%, 8/5/2051	295	188
Dell International LLC 6.20%, 7/15/2030	970	1,018
		1,206
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	375	303
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	482	432
4.39%, 8/15/2037	265	224
		959
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	550	530
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) 2.88%, 5/7/2030	250	220
Rogers Communications, Inc. (Canada)
3.80%, 3/15/2032	560	500
4.55%, 3/15/2052	160	131
T-Mobile USA, Inc.
2.55%, 2/15/2031	670	569
5.15%, 4/15/2034	147	144
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	300	291
		1,855
Total Corporate Bonds (Cost $144,101)		131,887
Asset-Backed Securities — 3.4%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (f)	233	214
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 6.28%, 12/18/2037 (e) (f)	13	13
Series 2021-FL4, Class AS, 6.55%, 12/18/2037 (e) (f)	575	565
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (f)	870	801
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	609	565
Series 2016-3, Class AA, 3.00%, 10/15/2028	423	389
Series 2021-1, Class B, 3.95%, 7/11/2030	809	747
American Credit Acceptance Receivables Trust Series 2024-1, Class D, 5.86%, 5/13/2030 (f)	720	715
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (f)	530	517
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (f)	220	210
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (f)	810	764
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (f)	404	382
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (f)	340	311
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (d) (f)	790	725
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (f)	325	295
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (f)	7	7
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (f)	705	703
Series 2024-1A, Class A, 5.36%, 6/20/2030 (f)	545	542
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	560	561
Series 2024-2, Class C, 6.07%, 2/15/2030	1,200	1,211
Business Jet Securities LLC
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (f)	359	340
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (f)	607	575
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (f)	481	465
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (f)	257	235
Carvana Auto Receivables Trust Series 2020-P1, Class C, 1.32%, 11/9/2026	445	417
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (f)	910	786
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (f)	41	41
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (f)	560	569
Series 2024-2A, Class C, 6.70%, 10/16/2034 (f)	1,510	1,519
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (f)	113	98
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (f)	525	487
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	41

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	561	509
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (f)	83	78
Series 2021-1A, Class C, 2.70%, 11/21/2033 (f)	203	193
Drive Auto Receivables Trust Series 2024-1, Class C, 5.43%, 11/17/2031	330	328
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 3/15/2028 (f)	385	381
Series 2023-1A, Class C, 5.55%, 10/16/2028 (f)	760	756
Series 2023-2A, Class D, 6.62%, 2/15/2029 (f)	435	441
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (f)	228	210
Series 2021-A, Class C, 2.09%, 8/27/2035 (f)	96	89
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (f)	350	350
Exeter Automobile Receivables Trust
Series 2022-5A, Class C, 6.51%, 12/15/2027	515	516
Series 2023-5A, Class C, 6.85%, 1/16/2029	440	449
Series 2024-1A, Class D, 5.84%, 6/17/2030	545	544
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (f)	800	799
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (f)	211	206
Series 2021-1A, Class A, 1.27%, 3/15/2027 (f)	144	142
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (f)	495	498
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (f)	1,215	1,108
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (f)	410	392
Flagship Credit Auto Trust Series 2020-4, Class C, 1.28%, 2/16/2027 (f)	230	227
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (e) (f)	745	667
Foundation Finance Trust Series 2023-2A, Class A, 6.53%, 6/15/2049 (f)	749	759
GLS Auto Select Receivables Trust
Series 2024-3A, Class A2, 5.59%, 10/15/2029 (f)	445	445
Series 2024-1A, Class C, 5.69%, 3/15/2030 (f)	195	194
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GreatAmerica Leasing Receivables Funding LLC Series 2024-1, Class A4, 5.08%, 12/16/2030 (f)	515	512
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (f)	813	813
Series 2024-A, Class C, 6.32%, 3/15/2043 (f)	972	974
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (f)	1,124	1,031
Series 2021-3, Class D, 3.00%, 1/17/2041 (f)	657	563
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Class B1, 6.15%, 5/20/2032 (f)	250	250
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	296	304
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (f)	510	522
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (f)	163	160
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (f)	1,145	1,060
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (f)	593	546
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (f)	84	78
Series 2024-1A, Class B, 5.51%, 2/20/2043 (f)	356	356
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (f)	353	340
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (f)	298	282
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (f)	802	759
Octane Receivables Trust
Series 2021-1A, Class A, 0.93%, 3/22/2027 (f)	32	32
Series 2021-2A, Class C, 2.53%, 5/21/2029 (f)	945	896
Series 2023-3A, Class B, 6.48%, 7/20/2029 (f)	485	491
Series 2024-2A, Class C, 5.90%, 7/20/2032 (f)	1,300	1,296
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (f)	295	265
Oportun Issuance Trust
Series 2024-1A, Class A, 6.33%, 4/8/2031 (f)	781	781
Series 2021-B, Class A, 1.47%, 5/8/2031 (f)	2,094	1,982
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (f)	214	211
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (f)	920	817
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (e) (f)	969	956
SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 5.24%, 9/27/2060 (f) (h)	865	861
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (f) (h)	722	710
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (f)	564	537
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 (f)	420	399
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 (f)	315	313
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (f)	2,393	2,241
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (f)	270	239
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (e) (f)	195	173
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (e) (f)	310	269
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (f) (h)	249	246
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (f)	515	515
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (f)	652	635
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (f)	147	146
Series 2021-A, Class A, 2.30%, 12/22/2031 (f)	1,697	1,638
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (f)	535	521
SCF Equipment Leasing LLC
Series 2022-2A, Class C, 6.50%, 8/20/2032 (f)	775	785
Series 2024-1A, Class C, 5.82%, 9/20/2032 (f)	340	344
Series 2024-1A, Class D, 6.58%, 6/21/2033 (f)	425	427
Series 2023-1A, Class C, 6.77%, 8/22/2033 (f)	620	648
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (f)	1,150	1,151
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (f)	121	115
Series 2021-2A, Class B, 1.80%, 9/20/2038 (f)	133	126
Series 2024-1A, Class C, 5.94%, 1/20/2043 (f)	379	379
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (f)	465	465
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (f)	540	527
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (f)	395	380
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	146	142
Series 2019-2, Class B, 3.50%, 5/1/2028	328	306
Series 2016-1, Class A, 3.45%, 7/7/2028	441	405
Series 2018-1, Class A, 3.70%, 3/1/2030	500	453
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (f)	43	42
VCAT LLC
Series 2021-NPL1, Class A1, 5.29%, 12/26/2050 (f) (h)	104	103
Series 2021-NPL2, Class A1, 5.11%, 3/27/2051 (f) (h)	227	225
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (f) (h)	199	196
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (f) (h)	933	919
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (f) (h)	813	804
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (f) (h)	461	457
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (f) (h)	368	367
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (f) (h)	622	617
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (f) (h)	766	761
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (f)	215	207
Series 2024-1A, Class B, 6.56%, 1/20/2038 (f)	960	958
Series 2024-1A, Class C, 7.06%, 1/20/2038 (f)	540	539
Westlake Automobile Receivables Trust
Series 2024-1A, Class A2A, 5.62%, 3/15/2027 (f)	430	430
Series 2023-4A, Class C, 6.64%, 11/15/2028 (f)	375	381
World Financial Network Credit Card Master Trust Series 2023-A, Class A, 5.02%, 3/15/2030	785	779
Total Asset-Backed Securities (Cost $67,945)		66,208
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	43

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 1.0%
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 8.04%, 7/25/2043 (e) (f)	655	684
CSMC Trust Series 2021-RPL1, Class A1, 4.05%, 9/27/2060 (e) (f)	812	795
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MA, 3.00%, 5/25/2057	536	488
Series 2018-1, Class M60C, 3.50%, 5/25/2057	883	795
Series 2019-1, Class MT, 3.50%, 7/25/2058	316	277
Series 2019-1, Class M55D, 4.00%, 7/25/2058	483	440
Series 2019-2, Class M55D, 4.00%, 8/25/2058	871	795
Series 2019-3, Class M55D, 4.00%, 10/25/2058	762	696
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	1,118	967
Series 2020-3, Class TTW, 3.00%, 5/25/2060	997	905
Series 2022-1, Class MTU, 3.25%, 11/25/2061	316	272
FHLMC, REMIC
Series 5171, Class NI, IO, 3.00%, 7/25/2051	4,141	600
Series 5225, Class QL, 4.00%, 5/25/2052	825	689
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	355	365
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	162	162
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	299	287
Series 2014-52, Class BW, 3.00%, 9/25/2044	790	662
Series 2020-54, Class MA, 1.50%, 8/25/2050	355	287
Series 2022-4, Class TA, 1.00%, 4/25/2051	800	622
Series 2022-46, Class GZ, 4.50%, 7/25/2052	744	654
Series 2018-75, Class UZ, 4.00%, 10/25/2058	2,265	2,042
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	691	693
GNMA
Series 2009-35, Class BZ, 6.00%, 5/16/2039	555	564
Series 2022-93, Class JZ, 4.50%, 5/20/2052	482	333
Series 2015-H11, Class FC, 5.99%, 5/20/2065 (e)	429	427
Series 2021-H14, Class YD, 7.84%, 6/20/2071 (e)	1,033	902
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (f) (h)	386	380
New Residential Mortgage Loan Trust Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (f) (h)	740	742
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (e) (f)	1,881	1,596
Total Collateralized Mortgage Obligations (Cost $20,853)		19,121
Commercial Mortgage-Backed Securities — 0.6%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (f)	670	623
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M1, 7.14%, 7/25/2041 (e) (f)	846	798
Series 2021-MN1, Class M1, 7.34%, 1/25/2051 (e) (f)	145	144
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K727, Class X1, IO, 0.71%, 7/25/2024 (e)	17,849	1
Series K-1511, Class A1, 3.28%, 10/25/2030	729	692
Series K754, Class AM, 4.94%, 11/25/2030 (e)	570	573
Series K-1510, Class A2, 3.72%, 1/25/2031	295	277
Series K-150, Class A2, 3.71%, 9/25/2032 (e)	815	755
FNMA ACES
Series 2018-M3, Class A2, 3.17%, 2/25/2030 (e)	322	296
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (e)	555	448
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (e)	1,620	1,339
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (e)	780	759
Series 2024-M2, Class A2, 3.75%, 8/25/2033	2,215	2,026
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	42	41
Series 2021-M3, Class X1, IO, 2.03%, 11/25/2033 (e)	1,391	103
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (e) (f)	595	534
Series 2015-K48, Class C, 3.77%, 8/25/2048 (e) (f)	50	49
Series 2016-K56, Class B, 4.09%, 6/25/2049 (e) (f)	450	436
Series 2017-K728, Class C, 3.84%, 11/25/2050 (e) (f)	230	228
Multi-Family Connecticut Avenue Securities Trust Series 2023-01, Class M7, 9.34%, 11/25/2053 (e) (f)	733	758
SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (f)	885	722
Total Commercial Mortgage-Backed Securities (Cost $12,243)		11,602
Foreign Government Securities — 0.1%
Kingdom of Saudi Arabia 2.25%, 2/2/2033 (f)	200	160
Republic of Peru 2.78%, 12/1/2060	162	91
United Mexican States
3.50%, 2/12/2034	727	591
6.34%, 5/4/2053	200	188
Total Foreign Government Securities (Cost $1,283)		1,030
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $195)	195	195
	SHARES (000)
Short-Term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (j) (Cost $50,752)	50,752	50,752
Total Investments — 100.7% (Cost $1,692,824)		1,934,027
Liabilities in Excess of Other Assets — (0.7)%		(12,990)
NET ASSETS — 100.0%		1,921,037

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of June 30, 2024.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of June 30, 2024.

(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2024.
(h)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of June 30, 2024.

(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	45

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	36	09/30/2024	USD	7,352	21
U.S. Treasury 5 Year Note	170	09/30/2024	USD	18,109	120
					141

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 47.7%
Fixed Income — 13.4%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	31,012	220,802
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,137	31,389
JPMorgan High Yield Fund Class R6 Shares (a)	14,693	93,744
Total Fixed Income		345,935
International Equity — 2.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,189	69,911
U.S. Equity — 31.6%
JPMorgan Equity Index Fund Class R6 Shares (a)	9,924	813,083
Total Investment Companies (Cost $872,372)		1,228,929
Exchange-Traded Funds — 27.8%
Alternative Assets — 1.2%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	344	30,176
Fixed Income — 5.8%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	1,936	87,893
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	507	23,196
JPMorgan Inflation Managed Bond ETF (a)	817	38,143
Total Fixed Income		149,232
International Equity — 16.6%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,315	68,893
JPMorgan BetaBuilders International Equity ETF (a)	6,089	359,756
Total International Equity		428,649
U.S. Equity — 4.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	874	76,965
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	506	30,816
Total U.S. Equity		107,781
Total Exchange-Traded Funds (Cost $607,825)		715,838
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 6.3%
U.S. Treasury Bonds
1.13%, 5/15/2040	8,499	5,230
1.13%, 8/15/2040	8,198	4,992
2.25%, 5/15/2041	341	247
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

3.38%, 8/15/2042	4,205	3,552
3.13%, 2/15/2043	2,155	1,745
3.88%, 2/15/2043	590	533
3.88%, 5/15/2043	10,095	9,108
3.63%, 8/15/2043	2,230	1,938
1.25%, 5/15/2050	241	119
1.38%, 8/15/2050	13,655	6,988
1.63%, 11/15/2050	2,118	1,160
1.88%, 2/15/2051	3,461	2,021
2.25%, 2/15/2052	2,730	1,739
3.00%, 8/15/2052	6,139	4,618
3.63%, 2/15/2053	1,410	1,200
U.S. Treasury Notes
4.13%, 1/31/2025 (b)	4,430	4,399
4.00%, 12/15/2025 (b)	1,070	1,056
3.25%, 6/30/2027	12,300	11,868
3.13%, 8/31/2027	1,735	1,665
0.63%, 12/31/2027	2,630	2,305
3.50%, 1/31/2028	5,000	4,842
2.75%, 2/15/2028	5,500	5,186
3.63%, 3/31/2028	8,255	8,023
1.25%, 4/30/2028	8,885	7,894
1.00%, 7/31/2028	2,205	1,926
2.88%, 4/30/2029	33,486	31,316
3.13%, 8/31/2029	5,901	5,565
3.50%, 1/31/2030	2,360	2,260
3.63%, 3/31/2030	8,485	8,169
3.50%, 2/15/2033	5,040	4,724
3.88%, 8/15/2033	13,730	13,209
4.00%, 2/15/2034	1,114	1,081
U.S. Treasury STRIPS Bonds
4.81%, 11/15/2040 (c)	2,270	1,043
4.89%, 2/15/2041 (c)	1,457	662
Total U.S. Treasury Obligations (Cost $177,129)		162,383
Corporate Bonds — 5.9%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.75%, 2/1/2026	59	56
2.20%, 2/4/2026	105	99
2.70%, 2/1/2027	1,876	1,729
6.53%, 5/1/2034 (d)	275	282
L3Harris Technologies, Inc.
5.25%, 6/1/2031	390	389
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	47

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
5.40%, 7/31/2033	219	218
Leidos, Inc. 5.75%, 3/15/2033	120	121
Northrop Grumman Corp.
5.15%, 5/1/2040	220	210
3.85%, 4/15/2045	255	199
RTX Corp.
2.25%, 7/1/2030	373	319
5.15%, 2/27/2033	165	163
2.82%, 9/1/2051	385	234
		4,019
Automobiles — 0.0% ^
General Motors Co. 6.80%, 10/1/2027	292	303
Hyundai Capital America
1.30%, 1/8/2026 (d)	90	84
2.38%, 10/15/2027 (d)	730	666
		1,053
Banks — 1.6%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (d) (e)	300	303
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (d) (e)	300	304
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (d) (e)	200	206
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (d)	230	232
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	200	183
6.61%, 11/7/2028	600	630
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (e)	511	482
(SOFR + 1.29%), 5.08%, 1/20/2027 (e)	229	228
(SOFR + 1.05%), 2.55%, 2/4/2028 (e)	125	117
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (e)	1,230	1,178
(SOFR + 1.58%), 4.38%, 4/27/2028 (e)	295	288
(SOFR + 1.63%), 5.20%, 4/25/2029 (e)	450	449
(SOFR + 1.57%), 5.82%, 9/15/2029 (e)	490	500
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	1,435	1,214
(SOFR + 1.91%), 5.29%, 4/25/2034 (e)	500	495
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 1.65%), 5.47%, 1/23/2035 (e)	380	380
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (d) (e)	221	222
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (d) (e)	203	187
(SOFR + 1.62%), 5.60%, 3/20/2030 (d) (e)	460	458
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (d)	250	250
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (d)	345	317
5.79%, 7/13/2028 (d)	225	229
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (e)	235	239
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (e)	200	165
BNP Paribas SA (France)
(SOFR + 1.22%), 2.16%, 9/15/2029 (d) (e)	346	302
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (e)	760	752
(SOFR + 1.59%), 5.50%, 5/20/2030 (d) (e)	340	339
(SOFR + 1.88%), 5.74%, 2/20/2035 (d) (e)	610	607
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (d) (e)	864	818
(SOFR + 2.10%), 5.98%, 1/18/2027 (d) (e)	250	250
(SOFR + 2.27%), 6.71%, 10/19/2029 (d) (e)	320	332
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.96%), 5.72%, 1/18/2030 (d) (e)	250	250
(SOFR + 1.85%), 5.94%, 5/30/2035 (d) (e)	420	418
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (d) (e)	270	275
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (e)	500	477
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (e)	1,042	985
(SOFR + 1.36%), 5.17%, 2/13/2030 (e)	940	935
(SOFR + 1.17%), 2.56%, 5/1/2032 (e)	110	92
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	567	482
Credit Agricole SA (France)
4.38%, 3/17/2025 (d)	580	573
(SOFR + 0.89%), 1.25%, 1/26/2027 (d) (e)	617	575
(SOFR + 1.86%), 6.32%, 10/3/2029 (d) (e)	250	257
SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.69%), 5.34%, 1/10/2030 (d) (e)	580	574
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (d) (e)	405	406
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (d) (e)	320	288
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (d)	200	202
5.25%, 4/26/2029 (d)	565	564
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (e)	445	441
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	1,660	1,491
(SOFR + 3.35%), 7.39%, 11/3/2028 (e)	240	254
(SOFR + 1.29%), 2.21%, 8/17/2029 (e)	800	703
Huntington National Bank (The) 5.65%, 1/10/2030	334	334
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (e)	205	190
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (e)	200	200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.72%, 6/5/2030 (e)	400	403
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (e)	215	214
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (e)	330	305
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (e)	210	194
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (e)	525	532
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (e) (f)	600	599
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (e)	300	304
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (e)	200	204
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (e)	200	197
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (e)	975	932
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (d)	560	562
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (d)	200	201
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (e)	255	246
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (e)	285	287
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (e)	500	476
(SOFR + 2.75%), 6.83%, 11/21/2026 (e)	432	438
(SOFR + 0.99%), 1.67%, 6/14/2027 (e)	215	199
(SOFR + 2.60%), 6.53%, 1/10/2029 (e)	350	360
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (d)	405	406
Societe Generale SA (France)
4.25%, 4/14/2025 (d)	780	767
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (d) (e)	300	280
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (d) (e)	255	235
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (d) (e)	351	346
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (e)	590	481
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (e)	214	212
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (d) (e)	200	187
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (d) (e)	200	202
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	49

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (d) (e)	280	280
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (d) (e)	250	264
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.10%, 1/11/2035 (d) (e)	250	254
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (d) (e)	545	540
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	405	409
5.71%, 1/13/2030	405	413
Toronto-Dominion Bank (The) (Canada) 5.52%, 7/17/2028	160	162
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (e)	175	176
(SOFR + 2.45%), 7.16%, 10/30/2029 (e)	230	244
(SOFR + 1.85%), 5.12%, 1/26/2034 (e)	135	129
(SOFR + 1.92%), 5.71%, 1/24/2035 (e)	194	193
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (d) (e)	265	247
Wells Fargo & Co.
4.30%, 7/22/2027	1,500	1,460
(SOFR + 1.07%), 5.71%, 4/22/2028 (e)	665	671
(SOFR + 2.10%), 2.39%, 6/2/2028 (e)	484	446
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	300	303
(SOFR + 1.50%), 5.20%, 1/23/2030 (e)	150	149
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	700	700
(SOFR + 1.78%), 5.50%, 1/23/2035 (e)	220	219
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	315	269
Westpac New Zealand Ltd. (New Zealand)
4.90%, 2/15/2028 (d)	420	417
5.20%, 2/28/2029 (d)	600	600
		41,936
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	540	451
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	310	310
		761
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Biotechnology — 0.1%
AbbVie, Inc.
2.95%, 11/21/2026	265	253
5.05%, 3/15/2034	710	708
4.05%, 11/21/2039	600	521
4.25%, 11/21/2049	210	175
Amgen, Inc.
3.15%, 2/21/2040	429	321
3.00%, 1/15/2052	170	111
Gilead Sciences, Inc. 2.60%, 10/1/2040	253	174
		2,263
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	555	446
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	203	167
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	120	121
		288
Capital Markets — 0.5%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (e)	735	768
(SOFR + 1.85%), 6.47%, 10/25/2034 (e)	200	216
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	250	173
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (e)	436	414
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	959	885
(SOFR + 3.18%), 6.72%, 1/18/2029 (e)	500	516
(SOFR + 3.04%), 3.55%, 9/18/2031 (e)	600	528
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,293	1,270
(SOFR + 0.79%), 1.09%, 12/9/2026 (e)	1,149	1,074
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	1,504	1,403
(SOFR + 1.77%), 6.48%, 10/24/2029 (e)	270	282
(SOFR + 1.27%), 5.73%, 4/25/2030 (e)	385	392
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (d) (e)	420	393
(SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	200	165
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	205	204
(SOFR + 1.59%), 5.16%, 4/20/2029 (e)	375	374
(SOFR + 1.26%), 5.66%, 4/18/2030 (e)	370	376
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	1,495	1,236
(SOFR + 1.73%), 5.47%, 1/18/2035 (e)	159	159
SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.49%), 3.22%, 4/22/2042 (e)	255	191
Nasdaq, Inc. 5.55%, 2/15/2034	95	95
Nomura Holdings, Inc. (Japan) 5.78%, 7/3/2034	850	847
UBS Group AG (Switzerland)
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (d) (e)	250	233
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (d) (e)	670	673
		12,867
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	119	122
LYB International Finance III LLC 1.25%, 10/1/2025	127	120
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	111	98
		340
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (d)	600	620
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	200	202
2.45%, 10/29/2026	1,265	1,180
6.10%, 1/15/2027	310	315
5.10%, 1/19/2029	165	163
American Express Co. (SOFR + 1.00%), 5.10%, 2/16/2028 (e)	400	398
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (d)	650	645
2.13%, 2/21/2026 (d)	110	103
4.25%, 4/15/2026 (d)	20	20
4.38%, 5/1/2026 (d)	207	201
2.53%, 11/18/2027 (d)	1,092	982
6.38%, 5/4/2028 (d)	155	157
5.75%, 3/1/2029 (d)	204	203
5.75%, 11/15/2029 (d)	805	798
Capital One Financial Corp.
3.80%, 1/31/2028	200	190
(SOFR + 1.91%), 5.70%, 2/1/2030 (e)	200	201
(SOFR + 1.27%), 2.62%, 11/2/2032 (e)	230	187
General Motors Financial Co., Inc.
3.80%, 4/7/2025	345	340
5.40%, 5/8/2027	215	215
5.75%, 2/8/2031	235	236
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
5.95%, 4/4/2034	190	190
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (d)	200	198
		7,124
Consumer Staples Distribution & Retail — 0.1%
7-Eleven, Inc. 2.50%, 2/10/2041 (d)	112	73
Alimentation Couche-Tard, Inc. (Canada)
5.27%, 2/12/2034 (d)	480	473
3.44%, 5/13/2041 (d)	300	226
3.63%, 5/13/2051 (d)	335	241
5.62%, 2/12/2054 (d)	320	316
		1,329
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	238	220
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	88
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	391	321
WP Carey, Inc.
2.40%, 2/1/2031	163	135
2.45%, 2/1/2032	160	130
2.25%, 4/1/2033	90	70
		656
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.30%, 6/1/2027	322	298
2.75%, 6/1/2031	195	167
3.50%, 6/1/2041	584	446
3.55%, 9/15/2055	369	249
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (d)	500	429
Verizon Communications, Inc.
2.10%, 3/22/2028	74	67
2.65%, 11/20/2040	204	140
		1,796
Electric Utilities — 0.7%
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	295	281
5.65%, 6/1/2054	220	217
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	840	844
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	51

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
DTE Electric Co. 5.40%, 4/1/2053	280	273
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	300	322
Duke Energy Corp. 6.10%, 9/15/2053	270	274
Duke Energy Florida LLC 5.95%, 11/15/2052	133	135
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	113	76
Duke Energy Progress LLC 2.90%, 8/15/2051	165	102
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	1,080	1,100
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (d)	85	69
Edison International 5.75%, 6/15/2027	225	227
Electricite de France SA (France) 5.95%, 4/22/2034 (d)	350	352
Emera US Finance LP (Canada) 4.75%, 6/15/2046	223	184
Entergy Arkansas LLC 2.65%, 6/15/2051	84	49
Entergy Louisiana LLC
4.00%, 3/15/2033	166	150
2.90%, 3/15/2051	70	42
5.70%, 3/15/2054	150	148
Evergy Metro, Inc. 4.95%, 4/15/2033	323	313
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	710	706
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (d)	279	277
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	630	593
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	210	174
Florida Power & Light Co. 5.30%, 4/1/2053	160	154
Fortis, Inc. (Canada) 3.06%, 10/4/2026	283	269
Indiana Michigan Power Co. 3.25%, 5/1/2051	150	99
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	136	120
5.40%, 6/1/2033 (d)	560	552
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (d)	212	208
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	103	78
MidAmerican Energy Co. 5.85%, 9/15/2054	120	123
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (d)	280	169
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	450	451
5.55%, 3/15/2054	440	421
Northern States Power Co. 5.10%, 5/15/2053	220	203
NRG Energy, Inc.
2.00%, 12/2/2025 (d)	105	99
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
2.45%, 12/2/2027 (d)	365	329
Ohio Power Co. Series R, 2.90%, 10/1/2051	200	122
Pacific Gas and Electric Co.
3.45%, 7/1/2025	130	127
2.95%, 3/1/2026	788	754
6.40%, 6/15/2033	254	262
5.80%, 5/15/2034	567	563
3.75%, 8/15/2042 (g)	79	57
4.30%, 3/15/2045	80	62
6.75%, 1/15/2053	115	119
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	200	202
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	130	121
Series A-4, 5.21%, 12/1/2047	80	77
Series A-5, 5.10%, 6/1/2052	150	144
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	390	410
PPL Electric Utilities Corp. 5.25%, 5/15/2053	170	162
Public Service Co. of Oklahoma Series K, 3.15%, 8/15/2051	90	58
Public Service Electric and Gas Co. 5.45%, 3/1/2054	330	325
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	193	188
Series A-2, 5.11%, 12/15/2047	85	81
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	184	182
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	202	189
5.85%, 11/1/2027	286	292
5.45%, 6/1/2031	450	453
Series C, 4.13%, 3/1/2048	131	102
5.70%, 3/1/2053	85	82
5.88%, 12/1/2053	153	153
5.75%, 4/15/2054	530	519
Southern Co. (The) 5.70%, 3/15/2034	355	361
Tampa Electric Co. 4.90%, 3/1/2029	386	383
Tucson Electric Power Co. 5.50%, 4/15/2053	305	294
Union Electric Co.
5.20%, 4/1/2034	400	397
3.90%, 4/1/2052	191	146
SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.45%, 3/15/2053	185	178
Vistra Operations Co. LLC 6.00%, 4/15/2034 (d)	208	209
		17,957
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	357	343
5.40%, 6/12/2029	670	674
4.00%, 4/14/2032	1,200	1,092
		2,109
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029	115	108
Global Payments, Inc.
3.20%, 8/15/2029	367	330
5.30%, 8/15/2029	70	69
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	140	138
Nationwide Building Society (United Kingdom) (3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (d) (e)	280	268
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (d)	650	646
Shell International Finance BV 3.13%, 11/7/2049	215	146
		1,705
Food Products — 0.1%
J M Smucker Co. (The)
6.20%, 11/15/2033	105	110
6.50%, 11/15/2053	95	102
JBS USA Holding Lux SARL
3.75%, 12/1/2031	320	280
6.75%, 3/15/2034 (d)	260	276
Kellanova 5.25%, 3/1/2033	211	210
Kraft Heinz Foods Co.
4.63%, 10/1/2039	240	213
4.38%, 6/1/2046	132	107
Smithfield Foods, Inc. 3.00%, 10/15/2030 (d)	443	376
Tyson Foods, Inc. 5.70%, 3/15/2034	230	229
		1,903
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	230	142
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	202	165
Southern California Gas Co. 6.35%, 11/15/2052	150	162
		469
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	220	220
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	178	154
CSX Corp. 3.80%, 11/1/2046	219	169
ERAC USA Finance LLC
5.00%, 2/15/2029 (d)	460	459
5.20%, 10/30/2034 (d)	220	218
Norfolk Southern Corp. 3.05%, 5/15/2050	215	140
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (d)	250	256
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	700	651
Union Pacific Corp.
3.55%, 8/15/2039	297	242
3.50%, 2/14/2053	190	136
		2,645
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	68	63
DH Europe Finance II SARL 3.25%, 11/15/2039	119	94
		157
Health Care Providers & Services — 0.2%
AHS Hospital Corp. 5.02%, 7/1/2045	140	134
Banner Health 1.90%, 1/1/2031	288	238
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	115	73
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	175	119
Cencora, Inc. 5.13%, 2/15/2034	850	835
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	215	138
Cigna Group (The) 5.13%, 5/15/2031	670	665
CommonSpirit Health
1.55%, 10/1/2025	75	71
2.78%, 10/1/2030	170	147
3.91%, 10/1/2050	75	57
CVS Health Corp. 5.25%, 2/21/2033	250	244
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	350	245
HCA, Inc.
5.60%, 4/1/2034	250	249
5.50%, 6/15/2047	140	129
3.50%, 7/15/2051	128	86
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	150	113
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	53

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
MultiCare Health System 2.80%, 8/15/2050	132	80
MyMichigan Health Series 2020, 3.41%, 6/1/2050	45	31
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	160	106
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	215	136
UnitedHealth Group, Inc. 5.88%, 2/15/2053	105	109
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	340	223
		4,228
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	160	154
DOC DR LLC 2.63%, 11/1/2031	130	108
Healthcare Realty Holdings LP
3.10%, 2/15/2030	600	525
2.00%, 3/15/2031	414	326
Healthpeak OP LLC 2.13%, 12/1/2028	323	285
Sabra Health Care LP 3.20%, 12/1/2031	205	170
		1,568
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp.
4.90%, 2/15/2031	580	574
4.80%, 2/15/2033	330	322
3.35%, 3/12/2050	214	145
		1,041
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC
5.80%, 3/1/2033	224	228
5.75%, 10/1/2041	205	201
Southern Power Co. 5.15%, 9/15/2041	230	213
		642
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	300	291
Insurance — 0.3%
Aon North America, Inc.
5.45%, 3/1/2034	450	448
5.75%, 3/1/2054	350	342
Arthur J Gallagher & Co. 5.75%, 7/15/2054	500	486
Athene Global Funding 2.50%, 1/14/2025 (d)	124	122
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	180	139
Brown & Brown, Inc. 2.38%, 3/15/2031	422	348
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
CNA Financial Corp. 5.13%, 2/15/2034	570	552
CNO Global Funding 5.88%, 6/4/2027 (d)	800	803
Corebridge Global Funding 5.90%, 9/19/2028 (d)	190	194
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (d)	316	202
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	150	150
F&G Global Funding 5.88%, 6/10/2027 (d)	300	298
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (d)	114	113
High Street Funding Trust I 4.11%, 2/15/2028 (d)	160	151
Jackson National Life Global Funding 3.05%, 4/29/2026 (d)	500	477
Mutual of Omaha Cos. Global Funding 5.45%, 12/12/2028 (d)	400	402
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (d)	400	447
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	538	402
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (d)	190	167
5.16%, 5/28/2031 (d)	680	681
Protective Life Global Funding 5.47%, 12/8/2028 (d)	386	390
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	110	88
3.30%, 5/15/2050 (d)	429	285
		7,687
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 5.60%, 5/15/2053	260	265
IT Services — 0.0% ^
CGI, Inc. (Canada) 1.45%, 9/14/2026	204	187
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	294	219
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	302	247
3.50%, 3/1/2042	160	106
3.70%, 4/1/2051	467	284
Comcast Corp.
4.65%, 2/15/2033	390	377
3.25%, 11/1/2039	380	292
2.80%, 1/15/2051	380	235
SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
5.35%, 5/15/2053	730	700
Discovery Communications LLC 3.63%, 5/15/2030	164	144
		2,385
Metals & Mining — 0.1%
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (d)	200	206
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (d)	346	292
5.63%, 4/4/2034 (d)	260	256
South32 Treasury Ltd. (Australia) 4.35%, 4/14/2032 (d)	200	181
Steel Dynamics, Inc. 1.65%, 10/15/2027	275	245
		1,180
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	204	124
Consumers Energy Co.
4.63%, 5/15/2033	285	273
3.25%, 8/15/2046	102	74
DTE Energy Co. 5.10%, 3/1/2029	700	694
Engie SA (France) 5.63%, 4/10/2034 (d)	790	786
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	220	218
Puget Energy, Inc. 2.38%, 6/15/2028	258	230
San Diego Gas & Electric Co. 2.95%, 8/15/2051	350	227
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	160	101
WEC Energy Group, Inc. 1.38%, 10/15/2027	236	209
		2,936
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	271	224
Oil, Gas & Consumable Fuels — 0.3%
Boardwalk Pipelines LP 4.45%, 7/15/2027	185	180
BP Capital Markets America, Inc.
4.81%, 2/13/2033	240	233
2.77%, 11/10/2050	208	128
3.00%, 3/17/2052	75	48
Cheniere Energy, Inc. 5.65%, 4/15/2034 (d)	180	180
Columbia Pipelines Holding Co. LLC 5.68%, 1/15/2034 (d)	157	154
Coterra Energy, Inc. 3.90%, 5/15/2027	140	135
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	200	202
5.63%, 4/5/2034	375	374
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP
5.25%, 7/1/2029	350	348
5.00%, 5/15/2044 (g)	525	453
Eni SpA (Italy) 5.95%, 5/15/2054 (d)	200	196
Enterprise Products Operating LLC 4.45%, 2/15/2043	317	272
Exxon Mobil Corp. 3.00%, 8/16/2039	643	488
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (d)	180	150
4.32%, 12/30/2039 (d)	130	94
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (d)	183	147
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (d)	500	480
3.45%, 10/15/2027 (d)	306	288
HF Sinclair Corp. 5.88%, 4/1/2026	109	109
Kinder Morgan, Inc.
5.00%, 2/1/2029	230	227
7.80%, 8/1/2031	550	622
MPLX LP
5.50%, 6/1/2034	410	404
4.50%, 4/15/2038	226	197
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	195	167
Northern Natural Gas Co. 5.63%, 2/1/2054 (d)	50	49
Ovintiv, Inc. 6.25%, 7/15/2033	450	464
Phillips 66 Co. 3.55%, 10/1/2026	214	207
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	429	313
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	400	403
Williams Cos., Inc. (The) 5.65%, 3/15/2033	150	151
		7,863
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	173	156
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	350	278
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	50	56
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	265	230
5.55%, 2/22/2054	195	192
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	55

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
5.65%, 2/22/2064	295	288
Eli Lilly & Co. 5.00%, 2/9/2054	600	573
Merck & Co., Inc.
2.35%, 6/24/2040	312	213
5.00%, 5/17/2053	55	52
5.15%, 5/17/2063	45	43
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	400	386
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	1,065	771
5.65%, 7/5/2044	400	393
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	227	220
Zoetis, Inc. 5.60%, 11/16/2032	287	293
		3,710
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	180	185
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	110	109
UDR, Inc.
2.10%, 8/1/2032	416	326
1.90%, 3/15/2033	65	49
		484
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	170	152
2.50%, 8/16/2031	100	82
NNN REIT, Inc.
5.60%, 10/15/2033	100	99
5.50%, 6/15/2034	170	168
Realty Income Corp. 1.80%, 3/15/2033	275	207
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (d)	565	550
		1,258
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.80%, 10/1/2041	224	158
Broadcom, Inc.
1.95%, 2/15/2028 (d)	470	421
3.19%, 11/15/2036 (d)	279	221
Foundry JV Holdco LLC 6.25%, 1/25/2035 (d)	640	653
Intel Corp. 5.70%, 2/10/2053	190	187
KLA Corp. 3.30%, 3/1/2050	470	331
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
NXP BV (China)
5.00%, 1/15/2033	260	254
3.25%, 5/11/2041	340	248
Texas Instruments, Inc. 5.05%, 5/18/2063	593	551
		3,024
Software — 0.1%
Oracle Corp.
4.90%, 2/6/2033	230	223
3.80%, 11/15/2037	680	560
5.55%, 2/6/2053	160	151
Roper Technologies, Inc. 1.75%, 2/15/2031	218	176
VMware LLC
1.40%, 8/15/2026	394	363
4.70%, 5/15/2030	364	352
		1,825
Specialized REITs — 0.1%
American Tower Corp.
1.50%, 1/31/2028	185	162
5.20%, 2/15/2029	440	439
1.88%, 10/15/2030	1,039	846
Crown Castle, Inc. 5.80%, 3/1/2034	130	131
CubeSmart LP 2.00%, 2/15/2031	505	408
Equinix, Inc.
2.90%, 11/18/2026	314	297
2.00%, 5/15/2028	424	376
Extra Space Storage LP
5.90%, 1/15/2031	200	204
2.40%, 10/15/2031	290	238
		3,101
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	180	133
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	400	310
2.70%, 8/5/2051	415	264
Dell International LLC 6.20%, 7/15/2030	850	892
		1,466
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	340	275
SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — continued
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	416	373
4.39%, 8/15/2037	255	215
		863
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	600	579
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) 2.88%, 5/7/2030	220	194
Rogers Communications, Inc. (Canada)
3.80%, 3/15/2032	620	554
4.55%, 3/15/2052	155	126
T-Mobile USA, Inc.
2.55%, 2/15/2031	710	603
5.15%, 4/15/2034	157	154
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	350	339
		1,970
Total Corporate Bonds (Cost $164,900)		152,499
Mortgage-Backed Securities — 5.7%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,440	1,269
Pool # WA1626, 3.45%, 8/1/2032	1,165	1,064
Pool # WN3225, 3.80%, 10/1/2034	740	677
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	481	438
Pool # QA3570, 2.50%, 10/1/2049	188	156
Pool # QA6772, 3.50%, 1/1/2050	237	213
Pool # QA9530, 2.50%, 5/1/2050	561	465
Pool # QB1397, 2.50%, 7/1/2050	62	50
Pool # QB4026, 2.50%, 10/1/2050	1,493	1,246
Pool # QB4045, 2.50%, 10/1/2050	949	788
Pool # QB4484, 2.50%, 10/1/2050	602	502
Pool # QB4542, 2.50%, 10/1/2050	610	508
Pool # QB5092, 2.50%, 11/1/2050	410	342
Pool # RA4224, 3.00%, 11/1/2050	253	217
Pool # QB8503, 2.50%, 2/1/2051	717	590
Pool # QC9443, 2.50%, 10/1/2051	704	581
Pool # SD2841, 2.50%, 10/1/2051	1,573	1,296
Pool # QD5778, 3.00%, 1/1/2052	683	585
Pool # QD4686, 4.00%, 1/1/2052	428	392
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # QD7596, 2.50%, 2/1/2052	2,401	1,988
Pool # RA6815, 2.50%, 2/1/2052	2,060	1,701
Pool # RA6959, 2.50%, 3/1/2052	906	742
Pool # SD3952, 2.50%, 3/1/2052	1,636	1,351
Pool # QE1637, 4.00%, 5/1/2052	271	253
Pool # QE1832, 4.50%, 5/1/2052	340	326
Pool # QH9763, 6.00%, 1/1/2054	520	523
Pool # QH9845, 6.00%, 2/1/2054	2,267	2,283
FNMA UMBS, 20 Year Pool # MA4016, 2.50%, 5/1/2040	1,413	1,235
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	716	716
Pool # BK2113, 2.50%, 3/1/2050	520	431
Pool # CA5658, 2.50%, 5/1/2050	169	140
Pool # FM3118, 3.00%, 5/1/2050	396	343
Pool # BP8608, 2.50%, 6/1/2050	346	286
Pool # BP9250, 2.50%, 7/1/2050	1,372	1,137
Pool # FM3778, 2.50%, 8/1/2050	281	232
Pool # FP0059, 2.50%, 8/1/2050	1,163	953
Pool # BQ2894, 3.00%, 9/1/2050	829	720
Pool # BQ3996, 2.50%, 10/1/2050	590	490
Pool # BQ5243, 3.50%, 10/1/2050	339	303
Pool # CA7398, 3.50%, 10/1/2050	798	716
Pool # BP7667, 2.50%, 12/1/2050	848	705
Pool # BR4318, 3.00%, 1/1/2051	124	107
Pool # CA8637, 4.00%, 1/1/2051	1,410	1,316
Pool # FM7082, 2.00%, 4/1/2051	778	616
Pool # FM6856, 2.50%, 4/1/2051	361	297
Pool # CB0189, 3.00%, 4/1/2051	352	303
Pool # CB0458, 2.50%, 5/1/2051	537	443
Pool # BT0122, 2.50%, 6/1/2051 (f)	255	210
Pool # FM7916, 2.50%, 6/1/2051	451	373
Pool # CB1301, 2.50%, 8/1/2051	825	682
Pool # FM8247, 2.50%, 8/1/2051	473	391
Pool # CB1566, 2.50%, 9/1/2051	1,592	1,306
Pool # FM8659, 2.50%, 9/1/2051 (f)	912	752
Pool # FS4624, 2.50%, 11/1/2051	401	332
Pool # CB2313, 2.50%, 12/1/2051	524	433
Pool # FS2559, 3.00%, 12/1/2051	1,554	1,336
Pool # CB2637, 2.50%, 1/1/2052	808	663
Pool # BU3079, 3.00%, 1/1/2052	439	374
Pool # CB2670, 3.00%, 1/1/2052	1,360	1,160
Pool # BV4831, 3.00%, 2/1/2052	414	353
Pool # FS7749, 3.00%, 2/1/2052	1,486	1,277
Pool # BV0295, 3.50%, 2/1/2052	999	901
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	57

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BV3950, 4.00%, 2/1/2052	487	449
Pool # BV6743, 4.50%, 5/1/2052	340	326
Pool # BV9515, 6.00%, 6/1/2052	412	416
Pool # BY4714, 5.00%, 6/1/2053	1,027	993
Pool # BY4761, 5.00%, 6/1/2053	394	380
Pool # BY9327, 6.00%, 11/1/2053	1,183	1,188
Pool # DA7753, 5.50%, 1/1/2054	558	552
Pool # DA0425, 6.00%, 2/1/2054	588	593
Pool # DA7754, 6.00%, 2/1/2054	1,983	1,996
Pool # DA9487, 6.00%, 2/1/2054	1,098	1,106
Pool # CB8334, 5.50%, 4/1/2054	1,771	1,752
Pool # DB6037, 5.50%, 5/1/2054	660	651
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	626	627
Pool # AM3010, 5.07%, 3/1/2028	503	505
Pool # BL8639, 1.09%, 4/1/2028	676	590
Pool # BS6144, 3.97%, 1/1/2029	1,505	1,455
Pool # AM5319, 4.34%, 1/1/2029	453	444
Pool # BS8149, 4.97%, 9/1/2029	900	906
Pool # BS7604, 5.16%, 10/1/2029	595	604
Pool # BS0448, 1.27%, 12/1/2029	961	802
Pool # BL9748, 1.60%, 12/1/2029	388	332
Pool # AN7593, 2.99%, 12/1/2029	282	259
Pool # AN8285, 3.11%, 3/1/2030	289	266
Pool # BS0154, 1.28%, 4/1/2030	278	230
Pool # AM8544, 3.08%, 4/1/2030	128	118
Pool # BS7168, 4.57%, 6/1/2030	848	840
Pool # BZ0896, 5.43%, 7/1/2030	1,256	1,287
Pool # BL9251, 1.45%, 10/1/2030	754	626
Pool # BS5985, 3.99%, 11/1/2030	537	515
Pool # AM4789, 4.18%, 11/1/2030	244	236
Pool # BL9891, 1.37%, 12/1/2030	523	431
Pool # BL9494, 1.46%, 12/1/2030	280	229
Pool # BS0596, 1.38%, 1/1/2031	1,690	1,383
Pool # BS7121, 5.15%, 3/1/2031	1,178	1,197
Pool # BS6203, 4.26%, 4/1/2031	571	550
Pool # BS8442, 4.74%, 4/1/2031	1,113	1,109
Pool # BS7813, 4.83%, 6/1/2031	781	782
Pool # BS7167, 4.64%, 7/1/2031	1,611	1,594
Pool # BS7437, 5.04%, 8/1/2031	870	879
Pool # BS5580, 3.68%, 1/1/2032	1,050	975
Pool # BS4654, 2.39%, 3/1/2032	862	737
Pool # BL5680, 2.44%, 3/1/2032	1,375	1,170
Pool # BS7642, 5.15%, 5/1/2032	403	410
Pool # AN5952, 3.01%, 7/1/2032	368	328
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AN6149, 3.14%, 7/1/2032	1,485	1,318
Pool # BS5530, 3.30%, 7/1/2032	1,662	1,495
Pool # BS6345, 3.91%, 8/1/2032	500	469
Pool # BZ0884, 5.37%, 9/1/2032	1,305	1,348
Pool # BM3226, 3.45%, 10/1/2032 (h)	1,275	1,173
Pool # BS6822, 3.81%, 10/1/2032	960	893
Pool # BS8528, 4.31%, 10/1/2032	1,888	1,822
Pool # BS6954, 4.93%, 10/1/2032	767	773
Pool # BS6819, 4.12%, 11/1/2032	1,100	1,050
Pool # BS7090, 4.45%, 12/1/2032	1,035	1,011
Pool # AN7923, 3.33%, 1/1/2033	565	506
Pool # BS8428, 4.41%, 1/1/2033	1,300	1,261
Pool # BS7398, 4.74%, 2/1/2033	835	832
Pool # BS5357, 3.41%, 3/1/2033	770	692
Pool # AN9067, 3.51%, 5/1/2033	310	282
Pool # BS8416, 4.56%, 5/1/2033	605	595
Pool # BS5511, 3.45%, 8/1/2033	1,021	921
Pool # BS5127, 3.15%, 9/1/2033	580	509
Pool # BL1012, 4.03%, 12/1/2033	300	282
Pool # BL0900, 4.08%, 2/1/2034	245	232
Pool # BZ0430, 4.32%, 2/1/2034	1,705	1,639
Pool # BL7124, 1.93%, 6/1/2035	679	533
Pool # BZ0217, 5.22%, 8/1/2035	1,146	1,170
Pool # AN0375, 3.76%, 12/1/2035	645	593
Pool # AN4430, 3.61%, 1/1/2037	566	528
Pool # BF0045, 4.50%, 3/1/2052	225	215
Pool # BF0109, 4.00%, 2/1/2056	363	334
Pool # BF0091, 3.50%, 5/1/2056	894	789
Pool # BF0108, 4.50%, 6/1/2056	424	403
Pool # BF0219, 3.50%, 9/1/2057	1,604	1,415
Pool # BF0230, 5.50%, 1/1/2058	1,284	1,307
Pool # BF0497, 3.00%, 7/1/2060	607	504
Pool # BF0561, 3.00%, 9/1/2061 (f)	1,877	1,559
Pool # BF0578, 2.50%, 12/1/2061	3,698	2,906
Pool # BF0580, 3.50%, 12/1/2061	479	421
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 7/25/2054 (f)	11,772	9,611
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	896	805
Pool # BR3929, 3.50%, 10/20/2050	451	405
Pool # BW1726, 3.50%, 10/20/2050	531	477
Pool # BS8546, 2.50%, 12/20/2050	1,388	1,142
Pool # BR3928, 3.00%, 12/20/2050	712	631
Pool # BU7538, 3.00%, 12/20/2050	409	362
Pool # 785294, 3.50%, 1/20/2051	1,339	1,186
SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CA8452, 3.00%, 2/20/2051	1,928	1,702
Pool # CA9005, 3.00%, 2/20/2051	414	374
Pool # CB1543, 3.00%, 2/20/2051	1,346	1,172
Pool # CA3588, 3.50%, 2/20/2051	1,410	1,266
Pool # CB1536, 3.50%, 2/20/2051	1,529	1,379
Pool # CB1542, 3.00%, 3/20/2051	868	756
Pool # CB4433, 3.00%, 3/20/2051	1,638	1,388
Pool # CC0070, 3.00%, 3/20/2051	227	202
Pool # CC8726, 3.00%, 3/20/2051	276	240
Pool # CC8738, 3.00%, 3/20/2051	396	345
Pool # CC8723, 3.50%, 3/20/2051	1,844	1,656
Pool # CC0088, 4.00%, 3/20/2051	78	73
Pool # CC0092, 4.00%, 3/20/2051	185	172
Pool # CC8727, 3.00%, 4/20/2051	485	423
Pool # CC8739, 3.00%, 4/20/2051	1,266	1,103
Pool # CC8740, 3.00%, 4/20/2051	1,050	914
Pool # CC8751, 3.00%, 4/20/2051	246	214
Pool # CA3563, 3.50%, 7/20/2051	933	848
Pool # CE2586, 3.50%, 7/20/2051	1,308	1,175
Pool # CK1527, 3.50%, 12/20/2051	997	899
Pool # CJ8184, 3.50%, 1/20/2052	1,079	969
Pool # CK2660, 3.00%, 2/20/2052	663	577
Pool # CK2716, 3.50%, 2/20/2052	837	742
Pool # CK8295, 5.00%, 3/20/2052	517	501
Pool # CN3557, 4.50%, 5/20/2052	504	485
Pool # MA8200, 4.00%, 8/20/2052	247	229
Pool # CN3127, 5.00%, 8/20/2052	489	476
Pool # CU6748, 6.00%, 9/20/2053	1,080	1,085
Pool # DA2721, 5.50%, 3/20/2054	476	473
GNMA II, Other
Pool # CT6280, 3.50%, 2/20/2062	747	660
Pool # CU1093, 5.50%, 6/20/2063	602	593
Pool # CV1712, 5.50%, 6/20/2063	316	311
Pool # CU1092, 6.00%, 6/20/2063	677	675
Pool # CT6283, 6.00%, 7/20/2063	870	866
Pool # CW0095, 6.00%, 7/20/2063	644	642
Pool # 785183, 2.93%, 10/20/2070 (h)	698	624
Total Mortgage-Backed Securities (Cost $159,651)		148,004
Asset-Backed Securities — 2.8%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	220	202
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 6.28%, 12/18/2037 (d) (h)	11	11
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-FL4, Class AS, 6.55%, 12/18/2037 (d) (h)	510	501
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	815	751
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	557	516
Series 2016-3, Class AA, 3.00%, 10/15/2028	391	360
Series 2021-1, Class B, 3.95%, 7/11/2030	781	721
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (d)	325	326
Series 2024-1, Class D, 5.86%, 5/13/2030 (d)	765	760
AmeriCredit Automobile Receivables Trust Series 2020-3, Class C, 1.06%, 8/18/2026	267	262
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (d)	585	570
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (d)	215	205
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (d)	725	684
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (d)	390	369
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (d)	330	302
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (d) (f)	895	821
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	290	263
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (d)	6	6
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (d)	800	798
Series 2024-1A, Class A, 5.36%, 6/20/2030 (d)	580	577
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	580	581
Series 2024-2, Class C, 6.07%, 2/15/2030	825	832
Business Jet Securities LLC
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (d)	329	311
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (d)	558	527
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (d)	471	455
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (d)	229	209
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	59

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
CarMax Auto Owner Trust Series 2020-4, Class C, 1.30%, 8/17/2026	290	284
Carvana Auto Receivables Trust Series 2020-P1, Class C, 1.32%, 11/9/2026	405	380
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	832	718
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (d)	37	37
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (d)	600	610
Series 2024-2A, Class C, 6.70%, 10/16/2034 (d)	1,720	1,730
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (d)	99	86
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (d)	480	446
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	549	499
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (d)	64	60
Series 2021-1A, Class C, 2.70%, 11/21/2033 (d)	193	183
Drive Auto Receivables Trust Series 2024-1, Class C, 5.43%, 11/17/2031	365	363
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 3/15/2028 (d)	385	381
Series 2023-1A, Class C, 5.55%, 10/16/2028 (d)	735	731
Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	460	466
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	222	205
Series 2021-A, Class C, 2.09%, 8/27/2035 (d)	100	92
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (d)	375	375
Exeter Automobile Receivables Trust
Series 2022-5A, Class C, 6.51%, 12/15/2027	505	506
Series 2023-5A, Class C, 6.85%, 1/16/2029	470	480
Series 2024-1A, Class D, 5.84%, 6/17/2030	585	584
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (d)	865	864
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (d)	196	192
Series 2021-1A, Class A, 1.27%, 3/15/2027 (d)	160	158
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-1A, Class A2, 6.57%, 6/15/2028 (d)	522	525
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	1,145	1,044
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (d)	395	378
Flagship Credit Auto Trust
Series 2020-4, Class C, 1.28%, 2/16/2027 (d)	202	200
Series 2023-1, Class C, 5.43%, 5/15/2029 (d)	930	922
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (h)	720	645
Foundation Finance Trust Series 2023-2A, Class A, 6.53%, 6/15/2049 (d)	789	800
GLS Auto Select Receivables Trust
Series 2024-3A, Class A2, 5.59%, 10/15/2029 (d)	505	505
Series 2024-1A, Class C, 5.69%, 3/15/2030 (d)	205	204
Hilton Grand Vacations Trust Series 2024-1B, Class C, 6.62%, 9/15/2039 (d)	473	478
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (d)	261	254
Series 2024-A, Class B, 5.84%, 3/15/2043 (d)	918	919
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	1,101	1,103
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	1,086	996
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	625	536
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Class B1, 6.15%, 5/20/2032 (d)	250	250
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	286	293
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (d)	540	552
Lendbuzz Securitization Trust
Series 2021-1A, Class A, 1.46%, 6/15/2026 (d)	157	154
Series 2024-1A, Class B, 6.58%, 9/15/2029 (d)	470	473
Lendmark Funding Trust Series 2024-1A, Class B, 5.88%, 6/21/2032 (d)	560	559
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	1,065	985
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	573	528
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (d)	78	72
Series 2024-1A, Class B, 5.51%, 2/20/2043 (d)	399	399
Series 2024-1A, Class C, 6.20%, 2/20/2043 (d)	480	480
SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (d)	317	305
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (d)	258	244
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (d)	751	711
Octane Receivables Trust
Series 2021-1A, Class A, 0.93%, 3/22/2027 (d)	30	30
Series 2021-2A, Class C, 2.53%, 5/21/2029 (d)	1,060	1,005
Series 2023-1A, Class C, 6.37%, 9/20/2029 (d)	555	559
Series 2024-2A, Class C, 5.90%, 7/20/2032 (d)	1,470	1,466
OneMain Direct Auto Receivables Trust
Series 2022-1A, Class B, 5.07%, 6/14/2029 (d)	475	468
Series 2023-1A, Class A, 5.41%, 11/14/2029 (d)	715	714
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (d)	260	234
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (d)	173	168
Oportun Issuance Trust
Series 2024-1A, Class A, 6.33%, 4/8/2031 (d)	873	874
Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	1,944	1,840
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (d)	201	198
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (d)	975	866
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (d) (h)	938	925
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 5.24%, 9/27/2060 (d) (g)	803	800
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (d) (g)	696	685
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (d)	510	485
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 (d)	380	361
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 (d)	320	318
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (d)	2,223	2,082
Series 2023-SFR1, Class D, 4.65%, 3/17/2040 (d)	935	884
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (d)	285	252
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (d) (h)	220	195
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (d) (h)	355	308
Series 2024-SFR3, Class C, 3.50%, 6/17/2041 (d)	780	696
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (d) (g)	242	240
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (d)	570	570
Reach Abs Trust Series 2024-1A, Class B, 6.29%, 2/18/2031 (d)	725	724
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (d)	596	580
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (d)	130	129
Series 2021-A, Class A, 2.30%, 12/22/2031 (d)	1,640	1,583
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (d)	470	458
Santander Drive Auto Receivables Trust Series 2024-2, Class C, 5.84%, 6/17/2030	1,210	1,221
SCF Equipment Leasing LLC
Series 2024-1A, Class C, 5.82%, 9/20/2032 (d)	380	384
Series 2023-1A, Class C, 6.77%, 8/22/2033 (d)	660	689
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (d)	1,230	1,231
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (d)	114	108
Series 2021-2A, Class B, 1.80%, 9/20/2038 (d)	131	124
Series 2024-1A, Class C, 5.94%, 1/20/2043 (d)	426	426
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (d)	495	495
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (d)	855	834
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	425	409
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	131	127
Series 2019-2, Class B, 3.50%, 5/1/2028	294	275
Series 2018-1, Class A, 3.70%, 3/1/2030	456	413
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (d)	39	38
VCAT LLC
Series 2021-NPL1, Class A1, 5.29%, 12/26/2050 (d) (g)	92	91
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	61

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-NPL2, Class A1, 5.11%, 3/27/2051 (d) (g)	212	210
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (d) (g)	180	177
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (d) (g)	854	841
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (d) (g)	744	736
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (d) (g)	531	526
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (d) (g)	337	335
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (d) (g)	563	559
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (d) (g)	744	740
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (d)	204	196
Series 2024-1A, Class B, 6.56%, 1/20/2038 (d)	1,265	1,263
Series 2024-1A, Class C, 7.06%, 1/20/2038 (d)	610	609
Westlake Automobile Receivables Trust
Series 2024-1A, Class A2A, 5.62%, 3/15/2027 (d)	490	490
Series 2023-4A, Class C, 6.64%, 11/15/2028 (d)	400	407
Total Asset-Backed Securities (Cost $74,088)		72,515
Collateralized Mortgage Obligations — 1.1%
CFMT LLC Series 2024-HB14, Class M1, 3.00%, 6/25/2034 ‡ (d) (h)	920	834
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 8.04%, 7/25/2043 (d) (h)	695	726
CSMC Trust Series 2021-RPL1, Class A1, 4.05%, 9/27/2060 (d) (h)	732	716
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	852	767
Series 2017-4, Class M45T, 4.50%, 6/25/2057	569	541
Series 2019-1, Class MT, 3.50%, 7/25/2058	316	278
Series 2019-1, Class M55D, 4.00%, 7/25/2058	860	785
Series 2019-2, Class M55D, 4.00%, 8/25/2058	824	752
Series 2019-3, Class M55D, 4.00%, 10/25/2058	839	766
Series 2019-4, Class M55D, 4.00%, 2/25/2059	347	316
Series 2020-1, Class M55G, 3.00%, 8/25/2059	775	679
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	1,006	871
Series 2020-3, Class TTW, 3.00%, 5/25/2060	888	807
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-1, Class MTU, 3.25%, 11/25/2061	316	272
FHLMC, REMIC
Series 4396, Class PZ, 3.00%, 6/15/2037	826	711
Series 4065, Class QB, 3.00%, 6/15/2042	675	591
Series 4941, Class KG, 2.00%, 12/15/2047	1,336	1,105
Series 5054, Class PB, 1.00%, 11/25/2050	1,328	1,008
Series 5171, Class NI, IO, 3.00%, 7/25/2051	4,582	664
Series 5225, Class QL, 4.00%, 5/25/2052	810	676
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	333	342
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	151	151
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	287	275
Series 2018-56, Class VN, 3.50%, 5/25/2038	665	588
Series 2014-52, Class BW, 3.00%, 9/25/2044	785	658
Series 2020-54, Class MA, 1.50%, 8/25/2050	382	308
Series 2021-3, Class ME, 1.00%, 2/25/2051	271	201
Series 2022-4, Class TA, 1.00%, 4/25/2051	851	662
Series 2022-46, Class GZ, 4.50%, 7/25/2052	737	648
Series 2019-7, Class CA, 3.50%, 11/25/2057	1,401	1,311
Series 2018-75, Class UZ, 4.00%, 10/25/2058	2,523	2,275
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	648	650
GNMA
Series 2004-47, Class PD, 6.00%, 6/16/2034	214	214
Series 2016-61, Class A, 2.00%, 9/20/2042	267	217
Series 2021-83, Class KB, 1.25%, 5/20/2051	407	313
Series 2022-93, Class JZ, 4.50%, 5/20/2052	472	326
Series 2014-H06, Class HB, 6.09%, 3/20/2064 (h)	96	96
Series 2015-H11, Class FC, 5.99%, 5/20/2065 (h)	381	380
Series 2015-H18, Class FA, 5.89%, 6/20/2065 (h)	121	121
Series 2021-H14, Class YD, 7.84%, 6/20/2071 (h)	1,009	881
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (d) (g)	345	339
New Residential Mortgage Loan Trust Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (g)	1,950	1,954
Ocwen Loan Investment Trust Series 2024-HB1, Class M1, 3.00%, 2/25/2037 ‡ (d)	430	389
SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (h)	1,763	1,496
Total Collateralized Mortgage Obligations (Cost $30,467)		28,660
Commercial Mortgage-Backed Securities — 0.5%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	670	623
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 7.14%, 7/25/2041 (d) (h)	793	748
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K727, Class X1, IO, 0.71%, 7/25/2024 (h)	17,484	1
Series K-1511, Class A1, 3.28%, 10/25/2030	648	615
Series K754, Class AM, 4.94%, 11/25/2030 (h)	610	613
Series K-1510, Class A2, 3.72%, 1/25/2031	265	249
Series K-150, Class A2, 3.71%, 9/25/2032 (h)	800	741
FNMA ACES
Series 2017-M11, Class A2, 2.98%, 8/25/2029	556	513
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (h)	1,995	110
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (h)	554	447
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (h)	725	589
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (h)	1,590	1,314
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (h)	782	754
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (h)	830	808
Series 2024-M2, Class A2, 3.75%, 8/25/2033	2,925	2,675
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	39	38
Series 2021-M3, Class X1, IO, 2.03%, 11/25/2033 (h)	1,260	93
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (d) (h)	570	512
Series 2015-K48, Class C, 3.77%, 8/25/2048 (d) (h)	40	39
Series 2016-K56, Class B, 4.09%, 6/25/2049 (d) (h)	415	402
Series 2016-K58, Class B, 3.87%, 9/25/2049 (d) (h)	415	398
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-K728, Class C, 3.84%, 11/25/2050 (d) (h)	225	223
Multi-Family Connecticut Avenue Securities Trust Series 2023-01, Class M7, 9.34%, 11/25/2053 (d) (h)	782	810
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	925	754
Total Commercial Mortgage-Backed Securities (Cost $14,714)		14,069
Foreign Government Securities — 0.0% ^
Kingdom of Saudi Arabia 2.25%, 2/2/2033 (d)	200	160
Republic of Peru 2.78%, 12/1/2060	147	82
United Mexican States
3.50%, 2/12/2034	730	594
6.34%, 5/4/2053	200	188
Total Foreign Government Securities (Cost $1,271)		1,024
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $205)	205	205
	SHARES (000)
Short-Term Investments — 2.5%
Investment Companies — 2.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (j) (Cost $63,873)	63,873	63,873
Total Investments — 100.3% (Cost $2,166,495)		2,587,999
Liabilities in Excess of Other Assets — (0.3)%		(8,798)
NET ASSETS — 100.0%		2,579,201

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	63

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of June 30, 2024.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2024.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of June 30, 2024.

(h)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of June 30, 2024.

(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	245	09/20/2024	USD	25,320	54
S&P MidCap 400 E-Mini Index	85	09/20/2024	USD	25,155	(78)
U.S. Treasury 2 Year Note	150	09/30/2024	USD	30,634	87
U.S. Treasury 5 Year Note	40	09/30/2024	USD	4,261	28
					91

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 59.9%
Fixed Income — 18.6%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	59,607	424,401
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,969	24,249
JPMorgan High Yield Fund Class R6 Shares (a)	11,347	72,396
Total Fixed Income		521,046
International Equity — 3.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,505	91,885
U.S. Equity — 38.0%
JPMorgan Equity Index Fund Class R6 Shares (a)	13,008	1,065,700
Total Investment Companies (Cost $1,287,986)		1,678,631
Exchange-Traded Funds — 30.3%
Alternative Assets — 1.4%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	453	39,777
Fixed Income — 3.1%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	1,550	70,393
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	394	18,023
Total Fixed Income		88,416
International Equity — 20.1%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,729	90,567
JPMorgan BetaBuilders International Equity ETF (a)	8,004	472,866
Total International Equity		563,433
U.S. Equity — 5.7%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,216	107,048
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	861	52,451
Total U.S. Equity		159,499
Total Exchange-Traded Funds (Cost $722,766)		851,125
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 2.3%
U.S. Treasury Bonds
4.63%, 2/15/2040	1,100	1,117
3.38%, 8/15/2042	1,420	1,199
3.13%, 2/15/2043	8,415	6,814
3.88%, 2/15/2043	605	547
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

3.63%, 8/15/2043	560	487
2.25%, 8/15/2046	120	80
3.00%, 8/15/2048	5,830	4,423
1.38%, 8/15/2050	234	120
1.63%, 11/15/2050	2,119	1,160
4.13%, 8/15/2053	4,180	3,892
U.S. Treasury Notes
4.13%, 1/31/2025 (b)	3,841	3,814
4.00%, 12/15/2025 (b)	850	839
4.25%, 12/31/2025	4,050	4,011
3.50%, 1/31/2028	12,970	12,561
1.38%, 10/31/2028	3,690	3,254
3.13%, 8/31/2029	9,033	8,519
4.88%, 10/31/2030	4,060	4,175
2.75%, 8/15/2032	2,237	1,991
3.50%, 2/15/2033	1,250	1,172
3.88%, 8/15/2033	3,565	3,430
4.00%, 2/15/2034	355	345
U.S. Treasury STRIPS Bonds 4.81%, 11/15/2040 (c)	540	248
Total U.S. Treasury Obligations (Cost $66,196)		64,198
Mortgage-Backed Securities — 2.0%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	335	295
Pool # WA1626, 3.45%, 8/1/2032	486	444
Pool # WN3225, 3.80%, 10/1/2034	200	183
Pool # WS4004, 4.40%, 9/1/2036	299	288
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	99	90
Pool # QA6772, 3.50%, 1/1/2050	393	353
Pool # QA9530, 2.50%, 5/1/2050	208	172
Pool # RA4224, 3.00%, 11/1/2050	195	167
Pool # QB8503, 2.50%, 2/1/2051	226	186
Pool # QC9443, 2.50%, 10/1/2051	525	433
Pool # QD7596, 2.50%, 2/1/2052	878	727
Pool # RA6815, 2.50%, 2/1/2052	809	668
Pool # SD3952, 2.50%, 3/1/2052	956	789
Pool # SD1373, 3.00%, 5/1/2052	521	447
Pool # QE1637, 4.00%, 5/1/2052	60	56
Pool # QE1832, 4.50%, 5/1/2052	77	74
Pool # QH9763, 6.00%, 1/1/2054	181	182
Pool # QH9845, 6.00%, 2/1/2054	605	609
Pool # QI5618, 6.50%, 5/1/2054	724	743
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	65

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA UMBS, 20 Year Pool # MA4016, 2.50%, 5/1/2040	438	382
FNMA UMBS, 30 Year
Pool # BO1362, 4.00%, 6/1/2049	89	83
Pool # BK2113, 2.50%, 3/1/2050	193	159
Pool # CA5658, 2.50%, 5/1/2050	64	53
Pool # FM3118, 3.00%, 5/1/2050	137	119
Pool # BP8608, 2.50%, 6/1/2050	130	108
Pool # BP9250, 2.50%, 7/1/2050	717	594
Pool # CA6635, 2.50%, 8/1/2050	119	100
Pool # FP0059, 2.50%, 8/1/2050	424	348
Pool # BP7667, 2.50%, 12/1/2050	313	260
Pool # BR4318, 3.00%, 1/1/2051	219	189
Pool # BQ8009, 4.00%, 2/1/2051	440	411
Pool # BQ8010, 4.00%, 2/1/2051	497	460
Pool # CB0189, 3.00%, 4/1/2051	121	104
Pool # CB0458, 2.50%, 5/1/2051	620	511
Pool # FM7916, 2.50%, 6/1/2051	117	96
Pool # FM7957, 2.50%, 7/1/2051	1,177	974
Pool # CB1301, 2.50%, 8/1/2051	298	247
Pool # FM8247, 2.50%, 8/1/2051	168	139
Pool # CB1908, 2.50%, 10/1/2051	947	779
Pool # FM9491, 2.50%, 11/1/2051	655	538
Pool # FS4624, 2.50%, 11/1/2051	152	126
Pool # CB2094, 3.00%, 11/1/2051	300	257
Pool # CB2170, 3.00%, 11/1/2051	228	195
Pool # BU1805, 2.50%, 12/1/2051	242	199
Pool # CB2313, 2.50%, 12/1/2051	189	156
Pool # FS2559, 3.00%, 12/1/2051	521	447
Pool # CB2637, 2.50%, 1/1/2052	580	476
Pool # BU3079, 3.00%, 1/1/2052	94	80
Pool # CB2670, 3.00%, 1/1/2052	433	369
Pool # BV4831, 3.00%, 2/1/2052	91	77
Pool # FS7749, 3.00%, 2/1/2052	545	468
Pool # BV0295, 3.50%, 2/1/2052	218	196
Pool # CB3265, 3.00%, 4/1/2052	962	822
Pool # BV6743, 4.50%, 5/1/2052	79	76
Pool # BV9515, 6.00%, 6/1/2052	93	94
Pool # BY4714, 5.00%, 6/1/2053	293	284
Pool # BY9327, 6.00%, 11/1/2053	929	934
Pool # DA7753, 5.50%, 1/1/2054	218	215
Pool # DA0425, 6.00%, 2/1/2054	201	203
Pool # DA7754, 6.00%, 2/1/2054	670	675
Pool # DA9487, 6.00%, 2/1/2054	400	402
Pool # CB8334, 5.50%, 4/1/2054	947	937
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # DB3860, 6.00%, 4/1/2054	425	426
Pool # DB3983, 6.00%, 5/1/2054	724	729
Pool # DB3885, 6.50%, 5/1/2054	724	743
FNMA, Other
Pool # AM4660, 3.77%, 12/1/2025	58	57
Pool # BL2588, 2.97%, 8/1/2026	290	278
Pool # BS7317, 5.35%, 11/1/2027	445	452
Pool # BS7576, 4.86%, 12/1/2027	268	269
Pool # AM3010, 5.07%, 3/1/2028	104	104
Pool # BS6144, 3.97%, 1/1/2029	345	333
Pool # AM5319, 4.34%, 1/1/2029	91	89
Pool # BL1460, 3.74%, 2/1/2029	800	764
Pool # BS8149, 4.97%, 9/1/2029	300	302
Pool # BS4290, 1.95%, 10/1/2029	500	431
Pool # BL4956, 2.41%, 11/1/2029	313	280
Pool # BS7361, 4.76%, 1/1/2030	520	520
Pool # BL9252, 1.37%, 3/1/2030	111	93
Pool # BS0154, 1.28%, 4/1/2030	75	62
Pool # BZ0896, 5.43%, 7/1/2030	800	820
Pool # AM4789, 4.18%, 11/1/2030	52	50
Pool # BL9494, 1.46%, 12/1/2030	75	61
Pool # BL9652, 1.56%, 12/1/2030	388	325
Pool # BS6024, 3.96%, 2/1/2031	210	201
Pool # BS7290, 5.64%, 2/1/2031	544	566
Pool # BS7121, 5.15%, 3/1/2031	400	406
Pool # BS6203, 4.26%, 4/1/2031	148	142
Pool # BS8442, 4.74%, 4/1/2031	312	311
Pool # BS2915, 1.87%, 5/1/2031	60	50
Pool # BL2999, 3.15%, 6/1/2031	798	730
Pool # BS7813, 4.83%, 6/1/2031	208	208
Pool # BS6802, 4.93%, 6/1/2031	300	300
Pool # BL3774, 2.77%, 8/1/2031	100	88
Pool # BL3648, 2.85%, 8/1/2031	100	89
Pool # BL3700, 2.92%, 8/1/2031	100	90
Pool # BS5580, 3.68%, 1/1/2032	230	214
Pool # BS4654, 2.39%, 3/1/2032	239	205
Pool # BL5680, 2.44%, 3/1/2032	365	311
Pool # AN5952, 3.01%, 7/1/2032	100	89
Pool # AN6149, 3.14%, 7/1/2032	130	115
Pool # BS5530, 3.30%, 7/1/2032	422	380
Pool # BS8070, 5.35%, 7/1/2032	400	413
Pool # BS6345, 3.91%, 8/1/2032	115	108
Pool # BZ0884, 5.37%, 9/1/2032	950	981
Pool # BS6822, 3.81%, 10/1/2032	220	205
Pool # BS8528, 4.31%, 10/1/2032	520	502
SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS6872, 4.41%, 10/1/2032	85	83
Pool # BS6928, 4.55%, 10/1/2032	90	88
Pool # BS6954, 4.93%, 10/1/2032	175	176
Pool # BS6819, 4.12%, 11/1/2032	275	263
Pool # BS7090, 4.45%, 12/1/2032	510	498
Pool # BS8428, 4.41%, 1/1/2033	355	344
Pool # BS5357, 3.41%, 3/1/2033	169	152
Pool # BS8416, 4.56%, 5/1/2033	165	162
Pool # AN9752, 3.65%, 7/1/2033	310	284
Pool # BS5511, 3.45%, 8/1/2033	223	201
Pool # BS5127, 3.15%, 9/1/2033	130	114
Pool # BZ0430, 4.32%, 2/1/2034	450	433
Pool # BL7124, 1.93%, 6/1/2035	156	122
Pool # BZ0217, 5.22%, 8/1/2035	349	356
Pool # AN0375, 3.76%, 12/1/2035	163	150
Pool # BF0045, 4.50%, 3/1/2052	59	57
Pool # BF0091, 3.50%, 5/1/2056	234	207
Pool # BF0108, 4.50%, 6/1/2056	111	105
Pool # BF0189, 3.00%, 6/1/2057	142	120
Pool # BF0219, 3.50%, 9/1/2057	593	524
Pool # BF0230, 5.50%, 1/1/2058	222	226
Pool # BF0497, 3.00%, 7/1/2060	127	105
Pool # BF0561, 3.00%, 9/1/2061 (d)	694	577
Pool # BF0578, 2.50%, 12/1/2061	1,035	813
Pool # BF0580, 3.50%, 12/1/2061	122	107
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 7/25/2054 (d)	4,452	3,635
TBA, 4.00%, 7/25/2054 (d)	2,555	2,338
GNMA II, 30 Year
Pool # 783525, 4.50%, 12/20/2031	19	19
Pool # 784602, 4.00%, 5/20/2038	77	74
Pool # BS8546, 2.50%, 12/20/2050	261	214
Pool # 785294, 3.50%, 1/20/2051	267	237
Pool # CA8452, 3.00%, 2/20/2051	392	347
Pool # CA9005, 3.00%, 2/20/2051	382	345
Pool # CB1543, 3.00%, 2/20/2051	265	231
Pool # CA3588, 3.50%, 2/20/2051	266	239
Pool # CB1536, 3.50%, 2/20/2051	649	585
Pool # CB1542, 3.00%, 3/20/2051	264	230
Pool # CB4433, 3.00%, 3/20/2051	502	425
Pool # CC0070, 3.00%, 3/20/2051	43	38
Pool # CC8726, 3.00%, 3/20/2051	53	46
Pool # CC8738, 3.00%, 3/20/2051	74	64
Pool # CC8723, 3.50%, 3/20/2051	662	594
Pool # CC0088, 4.00%, 3/20/2051	16	15
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # CC0092, 4.00%, 3/20/2051	31	29
Pool # CC8727, 3.00%, 4/20/2051	93	81
Pool # CC8739, 3.00%, 4/20/2051	259	226
Pool # CC8740, 3.00%, 4/20/2051	216	188
Pool # CC8751, 3.00%, 4/20/2051	52	46
Pool # CE9911, 3.00%, 7/20/2051	142	124
Pool # CE9913, 3.00%, 7/20/2051	83	73
Pool # CE9914, 3.00%, 7/20/2051	84	73
Pool # CE9915, 3.00%, 7/20/2051	124	109
Pool # CA3563, 3.50%, 7/20/2051	277	251
Pool # CE2586, 3.50%, 7/20/2051	284	255
Pool # CK1527, 3.50%, 12/20/2051	198	179
Pool # CJ8184, 3.50%, 1/20/2052	215	193
Pool # CK2716, 3.50%, 2/20/2052	187	165
Pool # CK8295, 5.00%, 3/20/2052	140	136
Pool # CN3557, 4.50%, 5/20/2052	111	107
Pool # CN3127, 5.00%, 8/20/2052	132	129
Pool # CU6748, 6.00%, 9/20/2053	297	299
Pool # DA2721, 5.50%, 3/20/2054	160	158
Pool # DB0470, 5.50%, 3/20/2054	748	742
GNMA II, Other
Pool # CT6280, 3.50%, 2/20/2062	208	184
Pool # CV6672, 5.00%, 7/20/2062	132	127
Pool # CU1093, 5.50%, 6/20/2063	165	162
Pool # CU1092, 6.00%, 6/20/2063	186	186
Pool # CT6283, 6.00%, 7/20/2063	234	233
Pool # CW0095, 6.00%, 7/20/2063	176	175
Total Mortgage-Backed Securities (Cost $58,185)		55,713
Corporate Bonds — 1.9%
Aerospace & Defense — 0.1%
Boeing Co. (The)
2.70%, 2/1/2027	664	612
6.53%, 5/1/2034 (e)	50	51
3.75%, 2/1/2050	250	164
L3Harris Technologies, Inc.
5.25%, 6/1/2031	230	229
5.40%, 7/31/2033	61	61
Leidos, Inc. 5.75%, 3/15/2033	50	50
Northrop Grumman Corp.
5.15%, 5/1/2040	37	35
3.85%, 4/15/2045	90	70
RTX Corp.
2.25%, 7/1/2030	80	68
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	67

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
5.15%, 2/27/2033	44	44
3.75%, 11/1/2046	80	60
2.82%, 9/1/2051	70	43
		1,487
Automobiles — 0.0% ^
Hyundai Capital America 2.38%, 10/15/2027 (e)	198	181
Banks — 0.5%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (e) (f)	200	202
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (e) (f)	200	206
Banco Santander SA (Spain) 5.59%, 8/8/2028	200	202
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (f)	106	100
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (f)	278	266
(SOFR + 1.58%), 4.38%, 4/27/2028 (f)	65	63
(SOFR + 1.63%), 5.20%, 4/25/2029 (f)	130	130
(SOFR + 1.57%), 5.82%, 9/15/2029 (f)	130	133
(SOFR + 1.33%), 2.97%, 2/4/2033 (f)	610	516
(SOFR + 1.91%), 5.29%, 4/25/2034 (f)	140	139
(SOFR + 1.84%), 5.87%, 9/15/2034 (f)	80	82
(SOFR + 1.65%), 5.47%, 1/23/2035 (f)	30	30
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (e) (f)	200	199
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (f)	200	203
(SOFR + 2.42%), 6.04%, 3/12/2055 (f)	216	219
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (e) (f)	275	272
(SOFR + 1.59%), 5.50%, 5/20/2030 (e) (f)	200	199
(SOFR + 1.88%), 5.74%, 2/20/2035 (e) (f)	280	278
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (e) (f)	250	237
5.28%, 5/30/2029 (e)	250	249
(SOFR + 1.85%), 5.94%, 5/30/2035 (e) (f)	250	249
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (f)	400	378
(SOFR + 1.36%), 5.17%, 2/13/2030 (f)	630	626
(SOFR + 1.35%), 3.06%, 1/25/2033 (f)	268	228
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (e) (f)	250	251
Credit Agricole SA (France)
4.38%, 3/17/2025 (e)	200	198
(SOFR + 0.89%), 1.25%, 1/26/2027 (e) (f)	250	233
(SOFR + 1.69%), 5.34%, 1/10/2030 (e) (f)	500	495
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (e)	200	202
5.25%, 4/26/2029 (e)	200	200
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (f)	316	313
HSBC Holdings plc (United Kingdom) (SOFR + 1.73%), 2.01%, 9/22/2028 (f)	650	584
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (f)	200	186
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.72%, 6/5/2030 (f)	200	202
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (f)	235	238
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (d) (f)	200	200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (f)	250	254
NatWest Group plc (United Kingdom) (3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (f)	400	382
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (e)	225	226
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (f)	266	257
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (f)	75	76
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (f)	250	238
(SOFR + 1.22%), 2.47%, 1/11/2028 (f)	200	184
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (e)	205	205
SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Societe Generale SA (France)
4.25%, 4/14/2025 (e)	400	393
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (e) (f)	200	198
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (e) (f)	200	200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (e) (f)	350	369
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (e) (f)	200	198
Toronto-Dominion Bank (The) (Canada)
5.16%, 1/10/2028	40	40
5.52%, 7/17/2028	25	25
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (f)	50	50
(SOFR + 2.45%), 7.16%, 10/30/2029 (f)	65	69
(SOFR + 1.85%), 5.12%, 1/26/2034 (f)	185	177
(SOFR + 1.92%), 5.71%, 1/24/2035 (f)	62	62
Wells Fargo & Co.
4.30%, 7/22/2027	344	335
(SOFR + 1.07%), 5.71%, 4/22/2028 (f)	250	252
(SOFR + 1.74%), 5.57%, 7/25/2029 (f)	85	86
(SOFR + 1.50%), 5.20%, 1/23/2030 (f)	30	30
(SOFR + 1.99%), 5.56%, 7/25/2034 (f)	330	330
(SOFR + 1.78%), 5.50%, 1/23/2035 (f)	45	45
(SOFR + 2.53%), 3.07%, 4/30/2041 (f)	18	13
(SOFR + 2.13%), 4.61%, 4/25/2053 (f)	120	103
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (e)	310	310
		13,815
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	210	175
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	110	110
		285
Biotechnology — 0.0% ^
AbbVie, Inc.
5.05%, 3/15/2034	255	254
4.05%, 11/21/2039	300	260
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Biotechnology — continued
Amgen, Inc.
3.15%, 2/21/2040	96	72
3.00%, 1/15/2052	70	46
Gilead Sciences, Inc. 2.60%, 10/1/2040	52	36
		668
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	150	121
Building Products — 0.0% ^
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	40	40
Capital Markets — 0.2%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (f)	365	381
(SOFR + 1.85%), 6.47%, 10/25/2034 (f)	60	65
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	62	43
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (f)	150	142
(SOFR + 1.22%), 2.31%, 11/16/2027 (f)	300	277
(SOFR + 1.32%), 2.55%, 1/7/2028 (f)	150	139
(SOFR + 3.18%), 6.72%, 1/18/2029 (f)	350	361
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	290	285
(SOFR + 1.11%), 2.64%, 2/24/2028 (f)	750	699
(SOFR + 1.77%), 6.48%, 10/24/2029 (f)	80	84
(SOFR + 1.27%), 5.73%, 4/25/2030 (f)	175	178
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (e) (f)	150	124
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (f)	110	110
(SOFR + 1.59%), 5.16%, 4/20/2029 (f)	105	105
(SOFR + 1.63%), 5.45%, 7/20/2029 (f)	20	20
(SOFR + 1.26%), 5.66%, 4/18/2030 (f)	140	142
(SOFR + 1.20%), 2.51%, 10/20/2032 (f)	550	455
(SOFR + 1.73%), 5.47%, 1/18/2035 (f)	40	40
(SOFR + 1.49%), 3.22%, 4/22/2042 (f)	40	30
Nasdaq, Inc. 5.55%, 2/15/2034	230	230
Nomura Holdings, Inc. (Japan)
6.07%, 7/12/2028	200	205
5.78%, 7/3/2034	450	448
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	69

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
State Street Corp. (SOFR + 1.57%), 4.82%, 1/26/2034 (f)	40	39
UBS Group AG (Switzerland) (USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (e) (f)	260	261
		4,863
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	42	43
EIDP, Inc. 4.80%, 5/15/2033	75	72
LYB International Finance III LLC 1.25%, 10/1/2025	30	29
Nutrien Ltd. (Canada) 4.90%, 3/27/2028	86	85
RPM International, Inc. 2.95%, 1/15/2032	61	51
		280
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (e)	200	207
Communications Equipment — 0.0% ^
Cisco Systems, Inc. 4.95%, 2/26/2031	760	759
Consumer Finance — 0.1%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	300	280
6.10%, 1/15/2027	400	406
American Express Co. (SOFR + 1.00%), 5.10%, 2/16/2028 (f)	200	199
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (e)	259	257
2.53%, 11/18/2027 (e)	369	332
5.75%, 3/1/2029 (e)	304	302
5.75%, 11/15/2029 (e)	205	203
Capital One Financial Corp.
3.80%, 1/31/2028	102	97
(SOFR + 1.91%), 5.70%, 2/1/2030 (f)	60	60
(SOFR + 1.27%), 2.62%, 11/2/2032 (f)	45	37
General Motors Financial Co., Inc.
3.80%, 4/7/2025	105	104
5.40%, 5/8/2027	70	70
5.75%, 2/8/2031	80	80
5.95%, 4/4/2034	90	90
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (e)	200	198
		2,715
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Staples Distribution & Retail — 0.0% ^
7-Eleven, Inc. 1.80%, 2/10/2031 (e)	140	112
Alimentation Couche-Tard, Inc. (Canada)
5.27%, 2/12/2034 (e)	190	187
3.44%, 5/13/2041 (e)	60	45
3.63%, 5/13/2051 (e)	65	47
5.62%, 2/12/2054 (e)	110	109
		500
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (e)	49	45
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	20	16
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	80	66
WP Carey, Inc.
2.40%, 2/1/2031	36	30
2.45%, 2/1/2032	40	32
		128
Diversified Telecommunication Services — 0.0% ^
AT&T, Inc.
5.40%, 2/15/2034	40	40
3.50%, 6/1/2041	128	98
3.55%, 9/15/2055	76	51
Sprint Capital Corp. 6.88%, 11/15/2028	30	32
Verizon Communications, Inc.
2.10%, 3/22/2028	14	13
3.15%, 3/22/2030	124	112
5.05%, 5/9/2033	115	113
2.65%, 11/20/2040	44	30
		489
Electric Utilities — 0.2%
AEP Transmission Co. LLC 5.40%, 3/15/2053	60	57
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	185	177
5.65%, 6/1/2054	80	79
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	217	218
DTE Electric Co.
Series B, 3.25%, 4/1/2051	100	68
5.40%, 4/1/2053	75	73
Duke Energy Corp. 6.10%, 9/15/2053	70	71
Duke Energy Florida LLC 5.95%, 11/15/2052	62	63
SEE NOTES TO FINANCIAL STATEMENTS.

70	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Duke Energy Progress LLC 2.90%, 8/15/2051	40	25
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	540	550
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (e)	20	16
Electricite de France SA (France) 5.95%, 4/22/2034 (e)	250	251
Emera US Finance LP (Canada) 4.75%, 6/15/2046	172	142
Entergy Arkansas LLC 5.75%, 6/1/2054	70	69
Entergy Louisiana LLC
4.00%, 3/15/2033	40	36
5.70%, 3/15/2054	100	98
Entergy Mississippi LLC 5.00%, 9/1/2033	100	97
Evergy Metro, Inc. 4.95%, 4/15/2033	89	86
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	240	239
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (e)	271	269
Eversource Energy 3.38%, 3/1/2032	290	249
Fells Point Funding Trust 3.05%, 1/31/2027 (e)	215	202
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (e)	274	226
Florida Power & Light Co. 5.30%, 4/1/2053	50	48
Indiana Michigan Power Co. 3.25%, 5/1/2051	55	36
ITC Holdings Corp. 5.40%, 6/1/2033 (e)	200	197
Massachusetts Electric Co. 4.00%, 8/15/2046 (e)	13	10
MidAmerican Energy Co. 5.85%, 9/15/2054	40	41
Monongahela Power Co. 5.85%, 2/15/2034 (e)	30	31
Nevada Power Co. 6.00%, 3/15/2054	30	31
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (e)	62	37
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	110	105
Northern States Power Co. 5.10%, 5/15/2053	100	92
NRG Energy, Inc. 2.45%, 12/2/2027 (e)	118	107
Ohio Power Co. 5.00%, 6/1/2033	70	67
Pacific Gas and Electric Co.
6.40%, 6/15/2033	97	100
5.80%, 5/15/2034	53	53
3.75%, 8/15/2042 (g)	322	232
6.75%, 1/15/2053	5	5
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	65	66
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	30	28
Series A-5, 5.10%, 6/1/2052	35	34
PPL Electric Utilities Corp. 5.25%, 5/15/2053	45	43
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Public Service Co. of Oklahoma 5.25%, 1/15/2033	70	69
Public Service Electric and Gas Co. 5.45%, 3/1/2054	110	109
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	52	50
Sierra Pacific Power Co. 5.90%, 3/15/2054	60	60
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	50	50
Southern California Edison Co.
5.45%, 6/1/2031	170	171
Series C, 4.13%, 3/1/2048	150	116
5.70%, 3/1/2053	25	24
5.88%, 12/1/2053	67	67
5.75%, 4/15/2054	125	122
Southern Co. (The) 5.70%, 3/15/2034	70	71
Tampa Electric Co. 4.90%, 3/1/2029	102	101
Tucson Electric Power Co. 5.50%, 4/15/2053	90	87
Union Electric Co.
5.20%, 4/1/2034	150	149
3.90%, 4/1/2052	163	125
5.45%, 3/15/2053	50	48
Vistra Operations Co. LLC 6.00%, 4/15/2034 (e)	74	74
		6,217
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	79	76
5.40%, 6/12/2029	250	251
4.00%, 4/14/2032	500	455
		782
Financial Services — 0.0% ^
Corebridge Financial, Inc. 3.65%, 4/5/2027	35	34
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	40	40
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (e)	250	248
Shell International Finance BV 3.13%, 11/7/2049	52	35
		357
Food Products — 0.1%
J M Smucker Co. (The)
6.20%, 11/15/2033	30	31
6.50%, 11/15/2053	25	27
JBS USA Holding Lux Sarl 3.00%, 5/15/2032	100	82
JBS USA Holding Lux SARL 6.75%, 3/15/2034 (e)	260	276
Kellanova 5.25%, 3/1/2033	256	254
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	71

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
Kraft Heinz Foods Co.
4.63%, 10/1/2039	55	49
4.38%, 6/1/2046	29	24
Smithfield Foods, Inc. 3.00%, 10/15/2030 (e)	318	270
Tyson Foods, Inc. 5.70%, 3/15/2034	160	159
		1,172
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	45	28
Southern California Gas Co. 6.35%, 11/15/2052	125	135
		163
Ground Transportation — 0.0% ^
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	80	80
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	37	32
ERAC USA Finance LLC
5.00%, 2/15/2029 (e)	150	150
5.20%, 10/30/2034 (e)	80	79
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (e)	80	82
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (e)	150	139
Union Pacific Corp.
3.55%, 8/15/2039	70	57
3.50%, 2/14/2053	50	36
		655
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	18	17
DH Europe Finance II SARL 3.25%, 11/15/2039	230	182
		199
Health Care Providers & Services — 0.1%
AHS Hospital Corp. 5.02%, 7/1/2045	40	38
Banner Health 1.90%, 1/1/2031	100	83
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	25	16
Cencora, Inc. 5.13%, 2/15/2034	290	285
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	70	45
Cigna Group (The) 5.13%, 5/15/2031	230	228
CommonSpirit Health 2.78%, 10/1/2030	74	64
CVS Health Corp.
5.25%, 2/21/2033	260	254
2.70%, 8/21/2040	92	61
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
HCA, Inc.
5.60%, 4/1/2034	310	308
5.50%, 6/15/2047	25	23
3.50%, 7/15/2051	23	15
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	45	29
UnitedHealth Group, Inc. 5.88%, 2/15/2053	25	26
		1,475
Health Care REITs — 0.0% ^
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	60	58
DOC DR LLC 2.63%, 11/1/2031	25	21
Healthcare Realty Holdings LP
3.10%, 2/15/2030	500	437
2.00%, 3/15/2031	88	69
Sabra Health Care LP 3.20%, 12/1/2031	45	37
		622
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp.
4.90%, 2/15/2031	190	188
3.35%, 3/12/2050	52	35
		223
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC
3.25%, 6/1/2025	194	190
5.80%, 3/1/2033	59	60
5.75%, 10/1/2041	40	39
Southern Power Co. 5.15%, 9/15/2041	174	161
		450
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	110	107
Industrial REITs — 0.0% ^
Prologis LP 4.75%, 6/15/2033	50	48
Insurance — 0.1%
Aon North America, Inc.
5.45%, 3/1/2034	140	139
5.75%, 3/1/2054	130	127
Arthur J Gallagher & Co. 5.75%, 7/15/2054	170	165
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	40	31
Brown & Brown, Inc. 2.38%, 3/15/2031	292	241
CNA Financial Corp. 5.13%, 2/15/2034	230	223
SEE NOTES TO FINANCIAL STATEMENTS.

72	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
CNO Global Funding 5.88%, 6/4/2027 (e)	300	301
Corebridge Global Funding 5.90%, 9/19/2028 (e)	60	61
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	55	55
F&G Global Funding
1.75%, 6/30/2026 (e)	40	37
5.88%, 6/10/2027 (e)	200	199
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (e)	10	10
Jackson National Life Global Funding 3.05%, 4/29/2026 (e)	250	239
Mutual of Omaha Cos. Global Funding 5.45%, 12/12/2028 (e)	100	100
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (e)	200	223
New York Life Insurance Co. 3.75%, 5/15/2050 (e)	156	116
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (e)	40	35
5.16%, 5/28/2031 (e)	350	351
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	60	54
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (e)	70	56
3.30%, 5/15/2050 (e)	96	64
		2,827
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 5.60%, 5/15/2053	75	77
IT Services — 0.0% ^
CGI, Inc. (Canada) 2.30%, 9/14/2031	75	60
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	86	64
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	392	321
3.50%, 3/1/2042	35	23
3.70%, 4/1/2051	96	58
Comcast Corp.
4.65%, 2/15/2033	110	106
3.25%, 11/1/2039	334	257
2.80%, 1/15/2051	130	80
5.35%, 5/15/2053	180	173
		1,018
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metals & Mining — 0.0% ^
Glencore Funding LLC (Australia)
5.40%, 5/8/2028 (e)	75	75
5.37%, 4/4/2029 (e)	240	239
5.63%, 4/4/2034 (e)	100	99
South32 Treasury Ltd. (Australia) 4.35%, 4/14/2032 (e)	120	108
		521
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	44	27
Consolidated Edison Co. of New York, Inc. 6.15%, 11/15/2052	70	74
Consumers Energy Co.
4.63%, 5/15/2033	75	72
3.25%, 8/15/2046	30	22
DTE Energy Co.
4.88%, 6/1/2028	100	99
5.10%, 3/1/2029	200	198
Engie SA (France) 5.63%, 4/10/2034 (e)	290	289
NiSource, Inc. 5.20%, 7/1/2029	100	100
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	80	79
Puget Energy, Inc. 2.38%, 6/15/2028	54	48
San Diego Gas & Electric Co. 2.95%, 8/15/2051	70	45
Southern Co. Gas Capital Corp. 5.75%, 9/15/2033	250	256
		1,309
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	54	45
Oil, Gas & Consumable Fuels — 0.1%
BP Capital Markets America, Inc.
3.63%, 4/6/2030	73	68
2.77%, 11/10/2050	44	27
Cheniere Energy, Inc. 5.65%, 4/15/2034 (e)	70	70
Columbia Pipelines Holding Co. LLC 5.68%, 1/15/2034 (e)	192	189
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	60	61
5.63%, 4/5/2034	150	150
Energy Transfer LP
5.25%, 7/1/2029	150	149
5.00%, 5/15/2044 (g)	105	91
Exxon Mobil Corp. 3.00%, 8/16/2039	146	111
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (e)	190	158
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	73

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.32%, 12/30/2039 (e)	30	22
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (e)	498	478
Kinder Morgan, Inc.
5.00%, 2/1/2029	144	142
7.80%, 8/1/2031	300	339
MPLX LP
5.50%, 6/1/2034	150	148
4.50%, 4/15/2038	52	45
NGPL PipeCo LLC 3.25%, 7/15/2031 (e)	40	34
Northern Natural Gas Co. 5.63%, 2/1/2054 (e)	20	20
Ovintiv, Inc. 6.25%, 7/15/2033	150	155
Phillips 66 Co. 5.30%, 6/30/2033	50	49
Plains All American Pipeline LP 4.65%, 10/15/2025	132	130
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	96	70
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	150	151
Williams Cos., Inc. (The) 5.65%, 3/15/2033	40	40
		2,897
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	33	30
Personal Care Products — 0.0% ^
Kenvue, Inc. 5.20%, 3/22/2063	70	66
Pharmaceuticals — 0.1%
Astrazeneca Finance LLC (United Kingdom) 4.85%, 2/26/2029	200	200
Bristol-Myers Squibb Co.
5.55%, 2/22/2054	80	79
5.65%, 2/22/2064	125	122
Eli Lilly & Co. 5.00%, 2/9/2054	210	201
Merck & Co., Inc.
5.00%, 5/17/2053	50	47
5.15%, 5/17/2063	40	38
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	60	58
5.30%, 5/19/2053	110	106
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	400	290
5.65%, 7/5/2044	200	196
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	60	58
Zoetis, Inc. 5.60%, 11/16/2032	100	102
		1,497
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	50	51
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	40	40
UDR, Inc. 2.10%, 8/1/2032	88	69
		109
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	40	36
2.50%, 8/16/2031	20	16
NNN REIT, Inc.
5.60%, 10/15/2033	50	50
5.50%, 6/15/2034	60	59
		161
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.80%, 10/1/2041	46	32
Broadcom, Inc. 3.19%, 11/15/2036 (e)	148	117
Foundry JV Holdco LLC 6.25%, 1/25/2035 (e)	240	245
Intel Corp. 5.70%, 2/10/2053	51	50
KLA Corp. 3.30%, 3/1/2050	130	92
Marvell Technology, Inc. 2.95%, 4/15/2031	220	190
NXP BV (China)
2.50%, 5/11/2031	70	59
5.00%, 1/15/2033	30	29
3.25%, 5/11/2041	75	55
QUALCOMM, Inc. 4.50%, 5/20/2052	30	26
Texas Instruments, Inc. 5.05%, 5/18/2063	249	231
		1,126
Software — 0.0% ^
Intuit, Inc. 5.50%, 9/15/2053	30	30
Oracle Corp.
4.90%, 2/6/2033	60	58
3.80%, 11/15/2037	184	152
5.55%, 2/6/2053	50	47
Roper Technologies, Inc. 1.75%, 2/15/2031	47	38
		325
Specialized REITs — 0.0% ^
American Tower Corp. 1.88%, 10/15/2030	256	209
SEE NOTES TO FINANCIAL STATEMENTS.

74	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — continued
Crown Castle, Inc. 5.80%, 3/1/2034	35	35
CubeSmart LP 2.00%, 2/15/2031	102	83
Equinix, Inc. 2.00%, 5/15/2028	89	79
Extra Space Storage LP
5.90%, 1/15/2031	60	61
2.40%, 10/15/2031	60	49
		516
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	45	33
Technology Hardware, Storage & Peripherals — 0.0% ^
Apple, Inc. 2.70%, 8/5/2051	120	76
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	70	57
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	92	82
4.39%, 8/15/2037	55	46
		185
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	230	222
Wireless Telecommunication Services — 0.0% ^
Rogers Communications, Inc. (Canada)
3.80%, 3/15/2032	210	188
4.55%, 3/15/2052	35	28
T-Mobile USA, Inc.
2.55%, 2/15/2031	100	85
5.05%, 7/15/2033	150	147
5.15%, 4/15/2034	42	41
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	150	145
		634
Total Corporate Bonds (Cost $55,424)		52,918
Asset-Backed Securities — 0.9%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (e)	45	42
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 6.28%, 12/18/2037 (e) (h)	4	4
Series 2021-FL4, Class AS, 6.55%, 12/18/2037 (e) (h)	115	113
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (e)	170	157
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	113	105
Series 2016-3, Class AA, 3.00%, 10/15/2028	78	72
Series 2021-1, Class B, 3.95%, 7/11/2030	159	147
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (e)	100	100
Series 2024-1, Class D, 5.86%, 5/13/2030 (e)	205	204
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (e)	202	197
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (e)	100	95
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (e)	100	95
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (e)	100	92
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (d) (e)	330	303
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (e)	285	284
Series 2024-1A, Class A, 5.36%, 6/20/2030 (e)	155	154
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	170	170
Series 2024-2, Class C, 6.07%, 2/15/2030	610	615
Business Jet Securities LLC
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (e)	67	63
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (e)	111	105
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (e)	107	104
CarMax Auto Owner Trust Series 2024-1, Class B, 5.17%, 8/15/2029	250	249
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (e)	168	145
CFMT LLC Series 2024-HB13, Class A, 3.00%, 5/25/2034 ‡ (e) (h)	656	628
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (e)	155	158
Series 2024-2A, Class C, 6.70%, 10/16/2034 (e)	635	639
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (e)	265	246
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (e)	37	35
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	75

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-1A, Class C, 2.70%, 11/21/2033 (e)	42	39
Drive Auto Receivables Trust Series 2024-1, Class C, 5.43%, 11/17/2031	125	124
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 3/15/2028 (e)	90	89
Series 2023-1A, Class C, 5.55%, 10/16/2028 (e)	190	189
Series 2023-2A, Class D, 6.62%, 2/15/2029 (e)	130	132
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (e)	82	76
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (e)	100	100
Exeter Automobile Receivables Trust
Series 2022-5A, Class C, 6.51%, 12/15/2027	115	115
Series 2023-5A, Class C, 6.85%, 1/16/2029	120	122
Series 2024-1A, Class D, 5.84%, 6/17/2030	250	250
FHF Issuer Trust
Series 2024-1A, Class A2, 5.69%, 2/15/2030 (e)	175	175
Series 2024-1A, Class B, 6.26%, 3/15/2030 (e)	235	236
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (e)	52	52
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (e)	145	146
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (e)	260	237
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (e)	100	96
Flagship Credit Auto Trust Series 2023-1, Class C, 5.43%, 5/15/2029 (e)	240	238
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (e) (h)	150	134
Ford Credit Auto Owner Trust Series 2024-1, Class A, 4.87%, 8/15/2036 (e) (g)	500	496
Foundation Finance Trust Series 2023-2A, Class A, 6.53%, 6/15/2049 (e)	217	220
GLS Auto Select Receivables Trust Series 2024-3A, Class A2, 5.59%, 10/15/2029 (e)	190	190
GreatAmerica Leasing Receivables Funding LLC Series 2024-1, Class A4, 5.08%, 12/16/2030 (e)	785	781
Hilton Grand Vacations Trust
Series 2022-2A, Class B, 4.74%, 1/25/2037 (e)	270	265
Series 2024-2A, Class B, 5.65%, 3/25/2038 (e)	450	452
Series 2024-1B, Class B, 5.99%, 9/15/2039 (e)	521	526
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-1B, Class C, 6.62%, 9/15/2039 (e)	175	177
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (e)	275	267
Series 2024-A, Class B, 5.84%, 3/15/2043 (e)	328	328
Series 2024-A, Class C, 6.32%, 3/15/2043 (e)	394	394
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (e)	221	203
Series 2021-3, Class D, 3.00%, 1/17/2041 (e)	141	121
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	58	60
Lendbuzz Securitization Trust
Series 2021-1A, Class A, 1.46%, 6/15/2026 (e)	33	32
Series 2024-1A, Class B, 6.58%, 9/15/2029 (e)	250	252
Lendmark Funding Trust Series 2024-1A, Class B, 5.88%, 6/21/2032 (e)	200	200
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (e)	195	180
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (e)	117	108
Series 2024-1A, Class B, 5.51%, 2/20/2043 (e)	143	142
Series 2024-1A, Class C, 6.20%, 2/20/2043 (e)	176	176
New Residential Mortgage Loan Trust Series 2022-SFR1, Class D, 3.30%, 2/17/2039 (e)	310	285
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (e)	131	124
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (e)	157	149
Octane Receivables Trust
Series 2021-1A, Class A, 0.93%, 3/22/2027 (e)	6	6
Series 2021-2A, Class C, 2.53%, 5/21/2029 (e)	355	336
Series 2023-3A, Class B, 6.48%, 7/20/2029 (e)	140	142
Series 2023-1A, Class C, 6.37%, 9/20/2029 (e)	145	146
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class B, 3.95%, 11/14/2028 (e)	225	219
Series 2022-1A, Class B, 5.07%, 6/14/2029 (e)	295	291
Series 2023-1A, Class A, 5.41%, 11/14/2029 (e)	190	190
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (e)	34	33
Series 2021-A, Class B, 1.76%, 3/8/2028 (e)	108	105
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (e)	398	377
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (e)	42	41
SEE NOTES TO FINANCIAL STATEMENTS.

76	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (e)	270	240
Post Road Equipment Finance LLC Series 2024-1A, Class C, 5.81%, 10/15/2030 (e)	545	545
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (e) (h)	64	63
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 5.24%, 9/27/2060 (e) (g)	164	163
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (e) (g)	144	142
Progress Residential Trust
Series 2024-SFR4, Class C, 3.33%, 7/9/2029 (d) (e) (h)	565	502
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (e)	453	424
Series 2023-SFR1, Class D, 4.65%, 3/17/2040 (e)	250	236
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (e)	100	89
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (e) (h)	100	89
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (e) (h)	125	108
Series 2024-SFR3, Class C, 3.50%, 6/17/2041 (e)	285	254
Series 2024-SFR3, Class D, 3.50%, 6/17/2041 (e)	650	576
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (e) (g)	61	61
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (e)	195	195
Reach Abs Trust Series 2024-1A, Class B, 6.29%, 2/18/2031 (e)	190	190
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (e)	121	118
Republic Finance Issuance Trust Series 2021-A, Class A, 2.30%, 12/22/2031 (e)	334	322
Santander Drive Auto Receivables Trust
Series 2023-1, Class C, 5.09%, 5/15/2030	120	119
Series 2024-2, Class C, 5.84%, 6/17/2030	480	484
SBNA Auto Lease Trust
Series 2024-B, Class A3, 5.56%, 11/22/2027 (e)	900	902
Series 2024-A, Class A4, 5.24%, 1/22/2029 (e)	325	324
SCF Equipment Leasing LLC
Series 2022-2A, Class C, 6.50%, 8/20/2032 (e)	195	198
Series 2024-1A, Class C, 5.82%, 9/20/2032 (e)	145	147
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-1A, Class C, 6.77%, 8/22/2033 (e)	170	178
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (e)	325	325
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (e)	48	45
Series 2021-2A, Class B, 1.80%, 9/20/2038 (e)	26	25
Series 2022-2A, Class C, 6.36%, 6/20/2040 (e)	120	118
Series 2024-1A, Class C, 5.94%, 1/20/2043 (e)	155	155
Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A, 4.93%, 6/25/2036 (e)	260	260
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (e)	295	295
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (e)	380	371
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (e)	105	101
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	51	47
Series 2018-1, Class A, 3.70%, 3/1/2030	92	83
VCAT LLC Series 2021-NPL2, Class A1, 5.11%, 3/27/2051 (e) (g)	44	43
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (e) (g)	45	44
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (e) (g)	173	170
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (e) (g)	151	149
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (e) (g)	126	124
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (e) (g)	99	98
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (e) (g)	177	176
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (e) (g)	153	152
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (e)	400	399
Series 2024-1A, Class C, 7.06%, 1/20/2038 (e)	250	250
Westlake Automobile Receivables Trust
Series 2024-1A, Class A2A, 5.62%, 3/15/2027 (e)	175	175
Series 2023-1A, Class C, 5.74%, 8/15/2028 (e)	200	200
Series 2023-4A, Class C, 6.64%, 11/15/2028 (e)	100	102
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	77

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
World Financial Network Credit Card Master Trust Series 2023-A, Class A, 5.02%, 3/15/2030	235	233
Total Asset-Backed Securities (Cost $26,916)		26,694
Collateralized Mortgage Obligations — 0.4%
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 8.04%, 7/25/2043 (e) (h)	190	199
CSMC Trust Series 2021-RPL1, Class A1, 4.05%, 9/27/2060 (e) (h)	153	150
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MT, 3.00%, 5/25/2057	225	188
Series 2018-1, Class M60C, 3.50%, 5/25/2057	171	154
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (h)	234	213
Series 2018-2, Class M55D, 4.00%, 11/25/2057	286	262
Series 2018-4, Class M55D, 4.00%, 3/25/2058	148	136
Series 2019-1, Class MT, 3.50%, 7/25/2058	81	71
Series 2019-1, Class M55D, 4.00%, 7/25/2058	337	308
Series 2019-2, Class M55D, 4.00%, 8/25/2058	252	230
Series 2019-3, Class MB, 3.50%, 10/25/2058	225	177
Series 2019-3, Class M55D, 4.00%, 10/25/2058	236	216
Series 2019-4, Class M55D, 4.00%, 2/25/2059	88	81
Series 2020-3, Class MT, 2.00%, 5/25/2060	691	547
Series 2022-1, Class MTU, 3.25%, 11/25/2061	80	69
FHLMC, REMIC
Series 2893, Class PE, 5.00%, 11/15/2034	243	243
Series 3674, Class HZ, 5.50%, 5/15/2040	344	354
Series 4065, Class QB, 3.00%, 6/15/2042	185	162
Series 4116, Class UC, 2.50%, 10/15/2042	188	132
Series 4941, Class KG, 2.00%, 12/15/2047	573	474
Series 4941, Class IA, IO, 4.50%, 7/25/2049	746	162
Series 5054, Class PB, 1.00%, 11/25/2050	443	336
Series 5171, Class NI, IO, 3.00%, 7/25/2051	1,422	206
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	69	71
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, Class A1, 6.50%, 8/25/2041	129	129
Series 2002-T4, Class A1, 6.50%, 12/25/2041	14	14
FNMA, REMIC
Series 2017-35, Class VA, 4.00%, 7/25/2028	97	95
Series 2018-72, Class VB, 3.50%, 10/25/2031	266	254
Series 2018-56, Class VN, 3.50%, 5/25/2038	180	159
Series 2011-41, Class KA, 4.00%, 1/25/2041	3	3
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2011-126, Class JB, 2.50%, 12/25/2041	446	398
Series 2012-108, Class PL, 3.00%, 10/25/2042	130	115
Series 2022-4, Class TA, 1.00%, 4/25/2051	233	181
Series 2019-7, Class CA, 3.50%, 11/25/2057	282	264
Series 2018-75, Class UZ, 4.00%, 10/25/2058	854	770
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	135	135
GNMA
Series 2016-61, Class A, 2.00%, 9/20/2042	347	281
Series 2020-32, Class IA, IO, 3.99%, 3/16/2047 (h)	3,185	561
Series 2019-85, Class QY, 3.00%, 7/20/2049	300	209
Series 2020-185, Class PE, 1.50%, 12/20/2050	259	195
Series 2021-83, Class KB, 1.25%, 5/20/2051	310	238
Series 2022-151, Class B, 4.25%, 9/20/2052	150	119
Series 2012-H31, Class FD, 5.78%, 12/20/2062 (h)	66	66
Series 2024-57, Class PT, 4.50%, 4/20/2064	790	750
Series 2015-H16, Class FG, 5.88%, 7/20/2065 (h)	54	54
Series 2016-H13, Class FT, 6.02%, 5/20/2066 (h)	29	29
Series 2016-H26, Class FC, 6.44%, 12/20/2066 (h)	212	212
Series 2021-H14, Class YD, 7.84%, 6/20/2071 (h)	201	176
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (e) (g)	79	77
New Residential Mortgage Loan Trust Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (e) (g)	650	651
Ocwen Loan Investment Trust Series 2024-HB1, Class M2, 3.00%, 2/25/2037 ‡ (e)	360	313
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (e) (h)	368	312
Total Collateralized Mortgage Obligations (Cost $12,345)		11,901
Commercial Mortgage-Backed Securities — 0.2%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (e)	170	158
DBSG ALTA Mortgage Trust Series 2024-ALTA, Class A, 6.14%, 6/10/2037 (e) (h)	705	705
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 7.14%, 7/25/2041 (e) (h)	164	155
SEE NOTES TO FINANCIAL STATEMENTS.

78	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K727, Class X1, IO, 0.71%, 7/25/2024 (h)	3,989	—
Series K136, Class A2, 2.13%, 11/25/2031	259	217
Series K140, Class A2, 2.25%, 1/25/2032	262	220
Series K-150, Class A2, 3.71%, 9/25/2032 (h)	185	171
FNMA ACES
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (h)	1,541	87
Series 2017-M11, Class A2, 2.98%, 8/25/2029	143	132
Series 2020-M50, Class A2, 1.20%, 10/25/2030	129	117
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (h)	2,040	113
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (h)	185	150
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (h)	365	302
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (h)	178	171
Series 2024-M2, Class A2, 3.75%, 8/25/2033	875	800
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	50	49
Series 2021-M3, Class X1, IO, 2.03%, 11/25/2033 (h)	733	54
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (e) (h)	125	112
Series 2016-K56, Class B, 4.09%, 6/25/2049 (e) (h)	90	87
Series 2016-K58, Class B, 3.87%, 9/25/2049 (e) (h)	465	447
Series 2020-K737, Class B, 3.42%, 1/25/2053 (e) (h)	120	114
Multi-Family Connecticut Avenue Securities Trust Series 2023-01, Class M7, 9.34%, 11/25/2053 (e) (h)	199	206
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (e)	195	159
Total Commercial Mortgage-Backed Securities (Cost $4,854)		4,726
Foreign Government Securities — 0.0% ^
United Mexican States 6.00%, 5/7/2036 (Cost $199)	200	195
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $55)	55	55
	SHARES (000)
Short-Term Investments — 2.3%
Investment Companies — 2.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (j) (Cost $64,289)	64,289	64,289
Total Investments — 100.2% (Cost $2,299,215)		2,810,445
Liabilities in Excess of Other Assets — (0.2)%		(5,884)
NET ASSETS — 100.0%		2,804,561

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	79

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of June 30, 2024.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2024.
(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of June 30, 2024.

(h)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of June 30, 2024.

(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	199	09/20/2024	USD	20,566	44
S&P MidCap 400 E-Mini Index	93	09/20/2024	USD	27,522	(85)
U.S. Treasury 5 Year Note	30	09/30/2024	USD	3,196	21
					(20)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

80	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

JPMorgan SmartRetirement® Blend 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 64.4%
Fixed Income — 17.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	12,760	129,006
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	36,257	258,153
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,467	15,071
JPMorgan High Yield Fund Class R6 Shares (a)	6,922	44,160
Total Fixed Income		446,390
International Equity — 3.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,710	95,306
U.S. Equity — 43.2%
JPMorgan Equity Index Fund Class R6 Shares (a)	13,472	1,103,718
Total Investment Companies (Cost $1,225,989)		1,645,414
Exchange-Traded Funds — 33.9%
Alternative Assets — 1.6%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	476	41,751
Fixed Income — 2.1%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	943	42,819
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	239	10,945
Total Fixed Income		53,764
International Equity — 23.3%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,871	98,032
JPMorgan BetaBuilders International Equity ETF (a)	8,423	497,610
Total International Equity		595,642
U.S. Equity — 6.9%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,347	118,574
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	940	57,311
Total U.S. Equity		175,885
Total Exchange-Traded Funds (Cost $734,599)		867,042
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $3,521)	3,540	3,515
	SHARES (000)
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c) (Cost $40,455)	40,455	40,455
Total Investments — 100.0% (Cost $2,004,564)		2,556,426
Liabilities in Excess of Other Assets — (0.0)% ^		(634)
NET ASSETS — 100.0%		2,555,792

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	81

JPMorgan SmartRetirement® Blend 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	182	09/20/2024	USD	18,809	40
S&P MidCap 400 E-Mini Index	84	09/20/2024	USD	24,859	(77)
					(37)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

82	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

JPMorgan SmartRetirement® Blend 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 61.8%
Fixed Income — 10.3%
JPMorgan Core Bond Fund Class R6 Shares (a)	6,825	69,003
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	19,394	138,082
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,318	8,056
JPMorgan High Yield Fund Class R6 Shares (a)	2,315	14,769
Total Fixed Income		229,910
International Equity — 4.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,412	90,317
U.S. Equity — 47.4%
JPMorgan Equity Index Fund Class R6 Shares (a)	12,884	1,055,587
Total Investment Companies (Cost $988,299)		1,375,814
Exchange-Traded Funds — 36.5%
Alternative Assets — 1.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	452	39,625
Fixed Income — 1.7%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	505	22,903
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	320	14,644
Total Fixed Income		37,547
International Equity — 25.5%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,762	92,320
JPMorgan BetaBuilders International Equity ETF (a)	8,053	475,788
Total International Equity		568,108
U.S. Equity — 7.5%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,261	111,018
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	916	55,829
Total U.S. Equity		166,847
Total Exchange-Traded Funds (Cost $696,486)		812,127
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $3,015)	3,031	3,010
	SHARES (000)
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c) (Cost $32,832)	32,832	32,832
Total Investments — 99.9% (Cost $1,720,632)		2,223,783
Other Assets Less Liabilities — 0.1%		1,210
NET ASSETS — 100.0%		2,224,993

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	83

JPMorgan SmartRetirement® Blend 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	158	09/20/2024	USD	16,329	35
S&P MidCap 400 E-Mini Index	73	09/20/2024	USD	21,604	(67)
					(32)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

84	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

JPMorgan SmartRetirement® Blend 2050 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 60.7%
Fixed Income — 6.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	3,605	36,444
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	10,243	72,928
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	731	4,467
JPMorgan High Yield Fund Class R6 Shares (a)	1,247	7,957
Total Fixed Income		121,796
International Equity — 4.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,583	76,500
U.S. Equity — 49.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	10,890	892,195
Total Investment Companies (Cost $766,865)		1,090,491
Exchange-Traded Funds — 37.8%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	384	33,660
Fixed Income — 1.1%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	266	12,098
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	172	7,865
Total Fixed Income		19,963
International Equity — 26.7%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,497	78,426
JPMorgan BetaBuilders International Equity ETF (a)	6,794	401,386
Total International Equity		479,812
U.S. Equity — 8.1%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,109	97,649
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	784	47,799
Total U.S. Equity		145,448
Total Exchange-Traded Funds (Cost $582,057)		678,883
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $2,485)	2,499	2,481
	SHARES (000)
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c) (Cost $24,774)	24,774	24,774
Total Investments — 100.0% (Cost $1,376,181)		1,796,629
Liabilities in Excess of Other Assets — (0.0)% ^		(607)
NET ASSETS — 100.0%		1,796,022

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	85

JPMorgan SmartRetirement® Blend 2050 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	127	09/20/2024	USD	13,125	28
S&P MidCap 400 E-Mini Index	59	09/20/2024	USD	17,460	(54)
					(26)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

86	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

JPMorgan SmartRetirement® Blend 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 60.8%
Fixed Income — 6.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	2,188	22,124
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	6,218	44,270
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	439	2,683
JPMorgan High Yield Fund Class R6 Shares (a)	757	4,830
Total Fixed Income		73,907
International Equity — 4.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,783	46,443
U.S. Equity — 49.8%
JPMorgan Equity Index Fund Class R6 Shares (a)	6,651	544,948
Total Investment Companies (Cost $480,754)		665,298
Exchange-Traded Funds — 37.3%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	233	20,434
Fixed Income — 1.1%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	162	7,359
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	105	4,805
Total Fixed Income		12,164
International Equity — 26.2%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	916	47,957
JPMorgan BetaBuilders International Equity ETF (a)	4,050	239,297
Total International Equity		287,254
U.S. Equity — 8.1%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	674	59,286
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	474	28,922
Total U.S. Equity		88,208
Total Exchange-Traded Funds (Cost $349,829)		408,060
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $1,573)	1,582	1,571
	SHARES (000)
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c) (Cost $19,026)	19,026	19,026
Total Investments — 100.0% (Cost $851,182)		1,093,955
Liabilities in Excess of Other Assets — (0.0)% ^		(124)
NET ASSETS — 100.0%		1,093,831

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	87

JPMorgan SmartRetirement® Blend 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	77	09/20/2024	USD	7,958	17
S&P MidCap 400 E-Mini Index	36	09/20/2024	USD	10,654	(33)
					(16)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

88	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

JPMorgan SmartRetirement® Blend 2060 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 60.6%
Fixed Income — 6.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,162	11,745
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	3,300	23,500
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	232	1,417
JPMorgan High Yield Fund Class R6 Shares (a)	402	2,564
Total Fixed Income		39,226
International Equity — 4.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,477	24,651
U.S. Equity — 49.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	3,542	290,166
Total Investment Companies (Cost $276,832)		354,043
Exchange-Traded Funds — 37.6%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	124	10,846
Fixed Income — 1.1%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	86	3,898
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	55	2,543
Total Fixed Income		6,441
International Equity — 26.6%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	486	25,454
JPMorgan BetaBuilders International Equity ETF (a)	2,203	130,181
Total International Equity		155,635
U.S. Equity — 8.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	358	31,511
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	252	15,376
Total U.S. Equity		46,887
Total Exchange-Traded Funds (Cost $194,706)		219,809
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $1,047)	1,053	1,046
	SHARES (000)
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c) (Cost $8,430)	8,430	8,430
Total Investments — 99.8% (Cost $481,015)		583,328
Other Assets Less Liabilities — 0.2%		1,132
NET ASSETS — 100.0%		584,460

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	89

JPMorgan SmartRetirement® Blend 2060 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	41	09/20/2024	USD	4,237	9
S&P MidCap 400 E-Mini Index	19	09/20/2024	USD	5,623	(17)
					(8)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

90	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

JPMorgan SmartRetirement® Blend 2065 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 59.7%
Fixed Income — 6.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	58	589
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	166	1,179
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	12	72
JPMorgan High Yield Fund Class R6 Shares (a)	20	129
Total Fixed Income		1,969
International Equity — 4.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	78	1,309
U.S. Equity — 49.1%
JPMorgan Equity Index Fund Class R6 Shares (a)	185	15,145
Total Investment Companies (Cost $16,233)		18,423
Exchange-Traded Funds — 37.3%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	7	591
Fixed Income — 1.0%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	4	196
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	3	128
Total Fixed Income		324
International Equity — 26.4%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	25	1,323
JPMorgan BetaBuilders International Equity ETF (a)	116	6,834
Total International Equity		8,157
U.S. Equity — 8.0%
iShares Russell 2000 ETF	4	820
SPDR S&P MidCap 400 ETF Trust	3	1,642
Total U.S. Equity		2,462
Total Exchange-Traded Funds (Cost $10,911)		11,534
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $62)	63	62
	SHARES (000)
Short-Term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c) (Cost $806)	806	806
Total Investments — 99.8% (Cost $28,012)		30,825
Other Assets Less Liabilities — 0.2%		57
NET ASSETS — 100.0%		30,882

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	91

JPMorgan SmartRetirement® Blend 2065 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
Futures contracts outstanding as of June 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	2	09/20/2024	USD	207	1
S&P MidCap 400 E-Mini Index	1	09/20/2024	USD	296	(1)
					— (a)

Abbreviations
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

92	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024
(Amounts in thousands, except per share amounts)

	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2020 Fund	JPMorgan SmartRetirement® Blend 2025 Fund
ASSETS:
Investments in non-affiliates, at value	$183,269	$223,275	$506,455
Investments in affiliates, at value	475,612	585,865	1,427,572
Cash	155	177	295
Receivables:
Investment securities sold	—	—	18
Investment securities sold — delayed delivery securities	1,487	—	6,437
Fund shares sold	190	482	1,996
Interest from non-affiliates	1,327	1,452	3,779
Dividends from affiliates	3	5	7
Due from adviser	12	—	—
Total Assets	662,055	811,256	1,946,559
LIABILITIES:
Payables:
Investment securities purchased	1,700	2,123	2,143
Investment securities purchased — delayed delivery securities	7,563	3,399	19,522
Fund shares redeemed	347	317	3,642
Variation margin on futures contracts	10	8	28
Accrued liabilities:
Investment advisory fees	—	2	15
Administration fees	22	29	82
Distribution fees	— (a)	— (a)	1
Service fees	4	4	8
Custodian and accounting fees	12	11	20
Other	35	43	61
Total Liabilities	9,693	5,936	25,522
Net Assets	$652,362	$805,320	$1,921,037

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	93

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2020 Fund	JPMorgan SmartRetirement® Blend 2025 Fund
NET ASSETS:
Paid-in-Capital	$624,123	$781,380	$1,769,668
Total distributable earnings (loss)	28,239	23,940	151,369
Total Net Assets	$652,362	$805,320	$1,921,037
Net Assets:
Class I	$291	$654	$2,893
Class R2	20	20	1,465
Class R3	195	1,114	2,533
Class R4	15,027	13,392	27,763
Class R5	10,477	10,086	15,109
Class R6	626,352	780,054	1,871,274
Total	$652,362	$805,320	$1,921,037
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class I	16	32	126
Class R2	1	1	64
Class R3	11	54	110
Class R4	832	664	1,213
Class R5	580	500	660
Class R6	34,620	38,651	81,721
Net Asset Value (a):
Class I — Offering and redemption price per share	$18.10	$20.30	$22.95
Class R2 — Offering and redemption price per share	18.06	20.14	22.76
Class R3 — Offering and redemption price per share	18.54	20.51	23.17
Class R4 — Offering and redemption price per share	18.06	20.16	22.88
Class R5 — Offering and redemption price per share	18.07	20.18	22.90
Class R6 — Offering and redemption price per share	18.09	20.18	22.90
Cost of investments in non-affiliates	$196,160	$246,896	$544,216
Cost of investments in affiliates	397,859	480,073	1,148,608

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

94	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund	JPMorgan SmartRetirement® Blend 2040 Fund
ASSETS:
Investments in non-affiliates, at value	$579,359	$216,400	$3,515
Investments in affiliates, at value	2,008,640	2,594,045	2,552,911
Cash	498	320	188
Receivables:
Investment securities sold	1	—	—
Investment securities sold — delayed delivery securities	7,429	1,652	—
Fund shares sold	3,929	2,743	2,099
Interest from non-affiliates	4,060	1,788	62
Dividends from affiliates	9	9	6
Variation margin on futures contracts	114	107	101
Total Assets	2,604,039	2,817,064	2,558,882
LIABILITIES:
Payables:
Investment securities purchased	2,403	1,090	—
Investment securities purchased — delayed delivery securities	20,883	9,163	—
Fund shares redeemed	1,299	2,031	2,885
Accrued liabilities:
Investment advisory fees	48	2	4
Administration fees	113	125	113
Distribution fees	1	2	1
Service fees	12	12	10
Custodian and accounting fees	24	25	18
Trustees’ and Chief Compliance Officer’s fees	—	— (a)	— (a)
Other	55	53	59
Total Liabilities	24,838	12,503	3,090
Net Assets	$2,579,201	$2,804,561	$2,555,792

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	95

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund	JPMorgan SmartRetirement® Blend 2040 Fund
NET ASSETS:
Paid-in-Capital	$2,244,868	$2,357,337	$2,048,050
Total distributable earnings (loss)	334,333	447,224	507,742
Total Net Assets	$2,579,201	$2,804,561	$2,555,792
Net Assets:
Class I	$6,523	$1,207	$4,021
Class R2	378	425	378
Class R3	4,921	5,994	4,530
Class R4	38,818	40,860	35,098
Class R5	18,671	22,041	13,907
Class R6	2,509,890	2,734,034	2,497,858
Total	$2,579,201	$2,804,561	$2,555,792
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class I	253	42	132
Class R2	15	15	13
Class R3	190	209	147
Class R4	1,514	1,431	1,152
Class R5	728	772	457
Class R6	97,801	95,646	81,908
Net Asset Value (a):
Class I — Offering and redemption price per share	$25.70	$28.62	$30.52
Class R2 — Offering and redemption price per share	25.59	28.70	30.29
Class R3 — Offering and redemption price per share	25.91	28.67	30.71
Class R4 — Offering and redemption price per share	25.64	28.55	30.45
Class R5 — Offering and redemption price per share	25.66	28.58	30.50
Class R6 — Offering and redemption price per share	25.66	28.58	30.50
Cost of investments in non-affiliates	$622,425	$224,174	$3,521
Cost of investments in affiliates	1,544,070	2,075,041	2,001,043

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

96	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund
ASSETS:
Investments in non-affiliates, at value	$3,010	$2,481	$1,571
Investments in affiliates, at value	2,220,773	1,794,148	1,092,384
Cash	173	143	85
Receivables:
Fund shares sold	2,101	939	624
Interest from non-affiliates	52	42	27
Dividends from affiliates	5	4	3
Variation margin on futures contracts	88	71	43
Total Assets	2,226,202	1,797,828	1,094,737
LIABILITIES:
Payables:
Fund shares redeemed	992	1,613	779
Accrued liabilities:
Investment advisory fees	38	42	22
Administration fees	98	77	44
Distribution fees	1	1	— (a)
Service fees	8	7	4
Custodian and accounting fees	15	13	9
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)
Other	57	53	48
Total Liabilities	1,209	1,806	906
Net Assets	$2,224,993	$1,796,022	$1,093,831

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	97

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund
NET ASSETS:
Paid-in-Capital	$1,751,964	$1,400,483	$864,469
Total distributable earnings (loss)	473,029	395,539	229,362
Total Net Assets	$2,224,993	$1,796,022	$1,093,831
Net Assets:
Class I	$4,775	$1,481	$900
Class R2	677	711	341
Class R3	4,306	1,953	1,164
Class R4	26,021	28,745	15,441
Class R5	12,300	9,377	6,610
Class R6	2,176,914	1,753,755	1,069,375
Total	$2,224,993	$1,796,022	$1,093,831
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class I	149	46	28
Class R2	21	22	11
Class R3	134	60	36
Class R4	814	895	484
Class R5	385	292	208
Class R6	67,921	54,516	33,434
Net Asset Value (a):
Class I — Offering and redemption price per share	$32.01	$32.27	$31.98
Class R2 — Offering and redemption price per share	31.77	31.83	31.84
Class R3 — Offering and redemption price per share	32.09	32.32	31.92
Class R4 — Offering and redemption price per share	31.97	32.11	31.89
Class R5 — Offering and redemption price per share	32.02	32.15	31.97
Class R6 — Offering and redemption price per share	32.05	32.17	31.99
Cost of investments in non-affiliates	$3,015	$2,485	$1,573
Cost of investments in affiliates	1,717,617	1,373,696	849,609

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

98	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund
ASSETS:
Investments in non-affiliates, at value	$1,046	$2,524
Investments in affiliates, at value	582,282	28,301
Cash	48	3
Receivables:
Fund shares sold	1,202	82
Interest from non-affiliates	18	1
Dividends from non-affiliates	—	5
Dividends from affiliates	1	— (a)
Variation margin on futures contracts	23	1
Due from adviser	3	—
Total Assets	584,623	30,917
LIABILITIES:
Payables:
Fund shares redeemed	109	11
Accrued liabilities:
Investment advisory fees	—	11
Administration fees	14	—
Distribution fees	— (a)	— (a)
Service fees	4	— (a)
Custodian and accounting fees	7	6
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)
Other	29	7
Total Liabilities	163	35
Net Assets	$584,460	$30,882

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	99

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund
NET ASSETS:
Paid-in-Capital	$487,300	$27,825
Total distributable earnings (loss)	97,160	3,057
Total Net Assets	$584,460	$30,882
Net Assets:
Class I	$12,069	$32
Class R2	690	26
Class R3	53	27
Class R4	4,849	27
Class R5	3,239	51
Class R6	563,560	30,719
Total	$584,460	$30,882
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class I	484	2
Class R2	28	1
Class R3	2	1
Class R4	194	1
Class R5	129	3
Class R6	22,565	1,555
Net Asset Value (a):
Class I — Offering and redemption price per share	$24.94	$19.72
Class R2 — Offering and redemption price per share	24.77	19.67
Class R3 — Offering and redemption price per share	25.26	19.70
Class R4 — Offering and redemption price per share	24.96	19.72
Class R5 — Offering and redemption price per share	24.96	19.74
Class R6 — Offering and redemption price per share	24.98	19.75
Cost of investments in non-affiliates	$1,047	$2,333
Cost of investments in affiliates	479,968	25,679

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

100	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2020 Fund	JPMorgan SmartRetirement® Blend 2025 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$6,072	$7,693	$16,337
Dividend income from affiliates	16,975	21,242	47,049
Total investment income	23,047	28,935	63,386
EXPENSES:
Investment advisory fees	968	1,241	2,809
Administration fees	483	620	1,402
Distribution fees:
Class R2	— (a)	— (a)	7
Class R3	1	3	8
Service fees:
Class I	3	3	9
Class R2	— (a)	— (a)	3
Class R3	1	3	8
Class R4	36	35	68
Class R5	10	10	16
Custodian and accounting fees	42	40	74
Interest expense to affiliates	— (a)	— (a)	— (a)
Professional fees	43	43	47
Trustees’ and Chief Compliance Officer’s fees	27	28	32
Printing and mailing costs	33	39	45
Registration and filing fees	87	91	120
Transfer agency fees (See Note 2.J.)	12	14	25
Other	17	19	26
Total expenses	1,763	2,189	4,699
Less fees waived	(1,159)	(1,466)	(3,215)
Less expense reimbursements	(133)	(127)	(50)
Net expenses	471	596	1,434
Net investment income (loss)	22,576	28,339	61,952

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	101

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024 (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2020 Fund	JPMorgan SmartRetirement® Blend 2025 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(4,405)	$(5,053)	$(13,670)
Investments in affiliates	(4,992)	805	(1,877)
Futures contracts	(1,354)	(1,642)	(2,603)
Foreign currency transactions	38	45	69
Net realized gain (loss)	(10,713)	(5,845)	(18,081)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	3,219	4,562	10,672
Investments in affiliates	42,496	47,340	129,534
Futures contracts	362	476	642
Foreign currency translations	(44)	(52)	(79)
Change in net unrealized appreciation/depreciation	46,033	52,326	140,769
Net realized/unrealized gains (losses)	35,320	46,481	122,688
Change in net assets resulting from operations	$57,896	$74,820	$184,640
SEE NOTES TO FINANCIAL STATEMENTS.

102	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund	JPMorgan SmartRetirement® Blend 2040 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$18,247	$6,326	$261
Interest income from affiliates	1	1	— (a)
Dividend income from affiliates	57,881	68,792	62,189
Total investment income	76,129	75,119	62,450
EXPENSES:
Investment advisory fees	3,632	3,803	3,463
Administration fees	1,814	1,899	1,729
Distribution fees:
Class R2	2	2	2
Class R3	13	17	11
Service fees:
Class I	15	5	9
Class R2	1	1	1
Class R3	13	17	11
Class R4	91	96	80
Class R5	18	21	13
Custodian and accounting fees	92	94	66
Interest expense to affiliates	— (a)	1	3
Professional fees	50	51	50
Trustees’ and Chief Compliance Officer’s fees	33	34	33
Printing and mailing costs	55	58	60
Registration and filing fees	99	102	116
Transfer agency fees (See Note 2.J.)	29	29	27
Other	30	30	28
Total expenses	5,987	6,260	5,702
Less fees waived	(3,832)	(4,314)	(3,937)
Less expense reimbursements	(5)	(182)	(72)
Net expenses	2,150	1,764	1,693
Net investment income (loss)	73,979	73,355	60,757

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	103

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024 (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund	JPMorgan SmartRetirement® Blend 2040 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(9,029)	$(5,787)	$(8)
Investments in affiliates	(8,191)	(15,804)	(13,690)
Futures contracts	(351)	2,872	1,265
Foreign currency transactions	(19)	(41)	20
Net realized gain (loss)	(17,590)	(18,760)	(12,413)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	4,871	2,811	22
Investments in affiliates	216,782	273,969	281,011
Futures contracts	(44)	(949)	(404)
Foreign currency translations	(18)	— (a)	(44)
Change in net unrealized appreciation/depreciation	221,591	275,831	280,585
Net realized/unrealized gains (losses)	204,001	257,071	268,172
Change in net assets resulting from operations	$277,980	$330,426	$328,929

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

104	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$220	$171	$102
Interest income from affiliates	1	1	— (a)
Dividend income from affiliates	49,183	38,266	22,880
Total investment income	49,404	38,438	22,982
EXPENSES:
Investment advisory fees	2,949	2,378	1,415
Administration fees	1,472	1,187	706
Distribution fees:
Class R2	3	3	1
Class R3	11	5	3
Service fees:
Class I	13	2	3
Class R2	2	2	1
Class R3	11	5	3
Class R4	59	65	34
Class R5	11	9	6
Custodian and accounting fees	57	47	28
Interest expense to affiliates	1	— (a)	—
Professional fees	48	47	44
Trustees’ and Chief Compliance Officer’s fees	32	31	29
Printing and mailing costs	63	63	65
Registration and filing fees	107	108	94
Transfer agency fees (See Note 2.J.)	24	22	18
Other	26	23	19
Total expenses	4,889	3,997	2,469
Less fees waived	(3,022)	(2,363)	(1,496)
Less expense reimbursements	(8)	(3)	(6)
Net expenses	1,859	1,631	967
Net investment income (loss)	47,545	36,807	22,015

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	105

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024 (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(6)	$(4)	$(3)
Investments in affiliates	(7,859)	(7,309)	(3,591)
Futures contracts	877	609	429
Foreign currency transactions	20	99	30
Net realized gain (loss)	(6,968)	(6,605)	(3,135)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	18	13	9
Investments in affiliates	256,530	217,282	129,595
Futures contracts	(291)	(250)	(145)
Foreign currency translations	(47)	(116)	(34)
Change in net unrealized appreciation/depreciation	256,210	216,929	129,425
Net realized/unrealized gains (losses)	249,242	210,324	126,290
Change in net assets resulting from operations	$296,787	$247,131	$148,305
SEE NOTES TO FINANCIAL STATEMENTS.

106	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$56	$1
Interest income from affiliates	— (a)	—
Dividend income from non-affiliates	—	22
Dividend income from affiliates	11,745	403
Total investment income	11,801	426
EXPENSES:
Investment advisory fees	716	24
Administration fees	358	12
Distribution fees:
Class R2	3	— (a)
Class R3	— (a)	— (a)
Service fees:
Class I	28	— (a)
Class R2	1	— (a)
Class R3	— (a)	— (a)
Class R4	10	— (a)
Class R5	3	— (a)
Custodian and accounting fees	23	27
Interest expense to affiliates	— (a)	—
Professional fees	42	42
Trustees’ and Chief Compliance Officer’s fees	27	25
Printing and mailing costs	59	34
Registration and filing fees	106	67
Transfer agency fees (See Note 2.J.)	12	2
Offering costs (See Note 2.H.)	—	45
Other	16	7
Total expenses	1,404	285
Less fees waived	(885)	(36)
Less expense reimbursements	(10)	(235)
Net expenses	509	14
Net investment income (loss)	11,292	412

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	107

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024 (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(4)	$3
Investments in affiliates	(1,196)	(6)
Futures contracts	194	(4)
Foreign currency transactions	55	—
Net realized gain (loss)	(951)	(7)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	3	154
Investments in affiliates	67,361	2,274
Futures contracts	(62)	— (a)
Foreign currency translations	(65)	—
Change in net unrealized appreciation/depreciation	67,237	2,428
Net realized/unrealized gains (losses)	66,286	2,421
Change in net assets resulting from operations	$77,578	$2,833

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

108	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend Income Fund		JPMorgan SmartRetirement® Blend 2020 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$22,576	$16,737	$28,339	$26,921
Net realized gain (loss)	(10,713)	(19,707)	(5,845)	(35,152)
Distributions of capital gains received from investment company affiliates	—	144	—	250
Change in net unrealized appreciation/depreciation	46,033	40,248	52,326	67,747
Change in net assets resulting from operations	57,896	37,422	74,820	59,766
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(49)	(48)	(16)	(60)
Class R2	(1)	— (a)	(1)	(1)
Class R3	—	(121)	(15)	(213)
Class R4	(416)	(365)	(409)	(705)
Class R5	(295)	(393)	(316)	(483)
Class R6	(19,758)	(13,895)	(27,235)	(25,111)
Total distributions to shareholders	(20,519)	(14,822)	(27,992)	(26,573)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(53,958)	70,844	(111,799)	(201,804)
NET ASSETS:
Change in net assets	(16,581)	93,444	(64,971)	(168,611)
Beginning of period	668,943	575,499	870,291	1,038,902
End of period	$652,362	$668,943	$805,320	$870,291

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	109

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2025 Fund		JPMorgan SmartRetirement® Blend 2030 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$61,952	$49,431	$73,979	$56,608
Net realized gain (loss)	(18,081)	(52,067)	(17,590)	(56,834)
Distributions of capital gains received from investment company affiliates	—	281	—	165
Change in net unrealized appreciation/depreciation	140,769	142,179	221,591	214,230
Change in net assets resulting from operations	184,640	139,824	277,980	214,169
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(126)	(91)	(152)	(128)
Class R2	(32)	(22)	(6)	(6)
Class R3	(30)	(381)	(40)	(612)
Class R4	(712)	(1,021)	(865)	(1,169)
Class R5	(434)	(971)	(458)	(1,031)
Class R6	(55,666)	(42,371)	(65,405)	(47,360)
Total distributions to shareholders	(57,000)	(44,857)	(66,926)	(50,306)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(93,676)	(43,881)	(698)	11,751
NET ASSETS:
Change in net assets	33,964	51,086	210,356	175,614
Beginning of period	1,887,073	1,835,987	2,368,845	2,193,231
End of period	$1,921,037	$1,887,073	$2,579,201	$2,368,845
SEE NOTES TO FINANCIAL STATEMENTS.

110	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

	JPMorgan SmartRetirement® Blend 2035 Fund		JPMorgan SmartRetirement® Blend 2040 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$73,355	$52,604	$60,757	$44,784
Net realized gain (loss)	(18,760)	(51,913)	(12,413)	(40,432)
Distributions of capital gains received from investment company affiliates	—	149	—	155
Change in net unrealized appreciation/depreciation	275,831	246,439	280,585	244,349
Change in net assets resulting from operations	330,426	247,279	328,929	248,856
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(69)	(45)	(69)	(50)
Class R2	(8)	(1)	(6)	(1)
Class R3	(83)	(413)	(29)	(418)
Class R4	(846)	(1,096)	(654)	(811)
Class R5	(483)	(809)	(279)	(562)
Class R6	(63,247)	(44,409)	(53,884)	(38,142)
Total distributions to shareholders	(64,736)	(46,773)	(54,921)	(39,984)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	151,549	124,627	113,406	139,016
NET ASSETS:
Change in net assets	417,239	325,133	387,414	347,888
Beginning of period	2,387,322	2,062,189	2,168,378	1,820,490
End of period	$2,804,561	$2,387,322	$2,555,792	$2,168,378
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	111

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2045 Fund		JPMorgan SmartRetirement® Blend 2050 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$47,545	$34,015	$36,807	$26,296
Net realized gain (loss)	(6,968)	(34,313)	(6,605)	(24,943)
Distributions of capital gains received from investment company affiliates	—	136	—	107
Change in net unrealized appreciation/depreciation	256,210	221,258	216,929	175,451
Change in net assets resulting from operations	296,787	221,096	247,131	176,911
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(119)	(86)	(18)	(11)
Class R2	(11)	— (a)	(11)	(1)
Class R3	(41)	(219)	(15)	(125)
Class R4	(436)	(592)	(468)	(553)
Class R5	(223)	(407)	(160)	(338)
Class R6	(41,782)	(29,107)	(32,690)	(22,056)
Total distributions to shareholders	(42,612)	(30,411)	(33,362)	(23,084)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	156,172	154,482	119,240	194,856
NET ASSETS:
Change in net assets	410,347	345,167	333,009	348,683
Beginning of period	1,814,646	1,469,479	1,463,013	1,114,330
End of period	$2,224,993	$1,814,646	$1,796,022	$1,463,013

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

112	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

	JPMorgan SmartRetirement® Blend 2055 Fund		JPMorgan SmartRetirement® Blend 2060 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$22,015	$15,037	$11,292	$6,505
Net realized gain (loss)	(3,135)	(14,021)	(951)	(7,474)
Distributions of capital gains received from investment company affiliates	—	61	—	25
Change in net unrealized appreciation/depreciation	129,425	100,404	67,237	45,423
Change in net assets resulting from operations	148,305	101,481	77,578	44,479
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(27)	(19)	(193)	(159)
Class R2	(5)	— (a)	(9)	(1)
Class R3	(14)	(28)	—	(21)
Class R4	(240)	(301)	(65)	(67)
Class R5	(112)	(275)	(42)	(65)
Class R6	(19,025)	(12,384)	(9,040)	(4,754)
Total distributions to shareholders	(19,423)	(13,007)	(9,349)	(5,067)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	120,131	135,702	123,561	114,388
NET ASSETS:
Change in net assets	249,013	224,176	191,790	153,800
Beginning of period	844,818	620,642	392,670	238,870
End of period	$1,093,831	$844,818	$584,460	$392,670

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	113

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2065 Fund
	Year Ended June 30, 2024	Period Ended June 30, 2023 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$412	$59
Net realized gain (loss)	(7)	(10)
Distributions of capital gains received from investment company affiliates	—	— (b)
Change in net unrealized appreciation/depreciation	2,428	385
Change in net assets resulting from operations	2,833	434
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	— (b)	— (b)
Class R2	— (b)	— (b)
Class R3	— (b)	— (b)
Class R4	— (b)	— (b)
Class R5	(1)	— (b)
Class R6	(203)	(6)
Total distributions to shareholders	(204)	(6)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	20,726	7,099
NET ASSETS:
Change in net assets	23,355	7,527
Beginning of period	7,527	—
End of period	$30,882	$7,527

(a)
Commencement of operations was November 1, 2022.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

114	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

	JPMorgan SmartRetirement® Blend Income Fund		JPMorgan SmartRetirement® Blend 2020 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$81	$244	$21	$39
Distributions reinvested	49	48	16	60
Cost of shares redeemed	(1,464)	(2,314)	(1,180)	(3,496)
Change in net assets resulting from Class I capital transactions	(1,334)	(2,022)	(1,143)	(3,397)
Class R2
Distributions reinvested	— (a)	— (a)	1	— (a)
Change in net assets resulting from Class R2 capital transactions	— (a)	— (a)	1	— (a)
Class R3
Proceeds from shares issued	10	202	239	683
Distributions reinvested	—	118	15	205
Cost of shares redeemed	(549)	(5,476)	(1,271)	(21,250)
Change in net assets resulting from Class R3 capital transactions	(539)	(5,156)	(1,017)	(20,362)
Class R4
Proceeds from shares issued	2,652	4,459	2,252	14,758
Distributions reinvested	416	365	409	705
Cost of shares redeemed	(4,047)	(3,791)	(5,075)	(15,572)
Change in net assets resulting from Class R4 capital transactions	(979)	1,033	(2,414)	(109)
Class R5
Proceeds from shares issued	2,943	1,903	778	1,542
Distributions reinvested	295	393	316	483
Cost of shares redeemed	(4,652)	(5,590)	(4,061)	(8,906)
Change in net assets resulting from Class R5 capital transactions	(1,414)	(3,294)	(2,967)	(6,881)
Class R6
Proceeds from shares issued	84,185	217,644	71,748	80,080
Distributions reinvested	18,774	13,383	26,105	24,413
Cost of shares redeemed	(152,651)	(150,744)	(202,112)	(275,548)
Change in net assets resulting from Class R6 capital transactions	(49,692)	80,283	(104,259)	(171,055)
Total change in net assets resulting from capital transactions	$(53,958)	$70,844	$(111,799)	$(201,804)
SHARE TRANSACTIONS:
Class I
Issued	4	14	— (a)	3
Reinvested	3	3	1	3
Redeemed	(84)	(139)	(64)	(189)
Change in Class I Shares	(77)	(122)	(63)	(183)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	115

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® Blend Income Fund		JPMorgan SmartRetirement® Blend 2020 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R2
Reinvested	— (a)	— (a)	— (a)	— (a)
Change in Class R2 Shares	— (a)	— (a)	— (a)	— (a)
Class R3
Issued	1	13	11	36
Reinvested	—	7	1	12
Redeemed	(34)	(328)	(67)	(1,121)
Change in Class R3 Shares	(33)	(308)	(55)	(1,073)
Class R4
Issued	153	270	117	774
Reinvested	24	23	21	40
Redeemed	(237)	(230)	(265)	(850)
Change in Class R4 Shares	(60)	63	(127)	(36)
Class R5
Issued	170	115	42	84
Reinvested	17	25	16	27
Redeemed	(271)	(335)	(215)	(478)
Change in Class R5 Shares	(84)	(195)	(157)	(367)
Class R6
Issued	4,825	13,058	3,707	4,331
Reinvested	1,084	836	1,351	1,368
Redeemed	(8,838)	(9,096)	(10,492)	(14,913)
Change in Class R6 Shares	(2,929)	4,798	(5,434)	(9,214)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

116	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

	JPMorgan SmartRetirement® Blend 2025 Fund		JPMorgan SmartRetirement® Blend 2030 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$315	$562	$282	$329
Distributions reinvested	126	91	152	128
Cost of shares redeemed	(2,244)	(8,926)	(711)	(7,861)
Change in net assets resulting from Class I capital transactions	(1,803)	(8,273)	(277)	(7,404)
Class R2
Proceeds from shares issued	85	89	80	255
Distributions reinvested	32	22	6	6
Cost of shares redeemed	(5)	(20)	(122)	(30)
Change in net assets resulting from Class R2 capital transactions	112	91	(36)	231
Class R3
Proceeds from shares issued	529	1,820	844	4,332
Distributions reinvested	21	368	26	580
Cost of shares redeemed	(2,316)	(29,345)	(2,543)	(45,509)
Change in net assets resulting from Class R3 capital transactions	(1,766)	(27,157)	(1,673)	(40,597)
Class R4
Proceeds from shares issued	4,271	18,827	4,858	21,385
Distributions reinvested	712	1,021	865	1,169
Cost of shares redeemed	(8,488)	(21,851)	(7,617)	(27,148)
Change in net assets resulting from Class R4 capital transactions	(3,505)	(2,003)	(1,894)	(4,594)
Class R5
Proceeds from shares issued	1,509	3,111	2,270	5,076
Distributions reinvested	434	971	458	1,031
Cost of shares redeemed	(9,523)	(27,427)	(10,655)	(28,064)
Change in net assets resulting from Class R5 capital transactions	(7,580)	(23,345)	(7,927)	(21,957)
Class R6
Proceeds from shares issued	262,733	387,372	328,910	480,023
Distributions reinvested	52,877	40,961	62,030	45,850
Cost of shares redeemed	(394,744)	(411,527)	(379,831)	(439,801)
Change in net assets resulting from Class R6 capital transactions	(79,134)	16,806	11,109	86,072
Total change in net assets resulting from capital transactions	$(93,676)	$(43,881)	$(698)	$11,751
SHARE TRANSACTIONS:
Class I
Issued	15	27	12	15
Reinvested	6	5	6	6
Redeemed	(103)	(434)	(31)	(353)
Change in Class I Shares	(82)	(402)	(13)	(332)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	117

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® Blend 2025 Fund		JPMorgan SmartRetirement® Blend 2030 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R2
Issued	4	4	4	10
Reinvested	1	1	— (a)	— (a)
Redeemed	— (a)	(1)	(5)	(1)
Change in Class R2 Shares	5	4	(1)	9
Class R3
Issued	24	90	35	195
Reinvested	1	18	1	27
Redeemed	(111)	(1,393)	(113)	(1,985)
Change in Class R3 Shares	(86)	(1,285)	(77)	(1,763)
Class R4
Issued	195	894	199	931
Reinvested	33	51	36	54
Redeemed	(397)	(1,062)	(324)	(1,203)
Change in Class R4 Shares	(169)	(117)	(89)	(218)
Class R5
Issued	69	151	94	228
Reinvested	20	49	19	48
Redeemed	(442)	(1,321)	(449)	(1,227)
Change in Class R5 Shares	(353)	(1,121)	(336)	(951)
Class R6
Issued	11,987	18,722	13,565	21,298
Reinvested	2,422	2,064	2,563	2,125
Redeemed	(18,112)	(20,050)	(15,779)	(19,684)
Change in Class R6 Shares	(3,703)	736	349	3,739

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

118	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

	JPMorgan SmartRetirement® Blend 2035 Fund		JPMorgan SmartRetirement® Blend 2040 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$307	$401	$748	$284
Distributions reinvested	68	44	69	49
Cost of shares redeemed	(2,126)	(4,624)	(233)	(3,353)
Change in net assets resulting from Class I capital transactions	(1,751)	(4,179)	584	(3,020)
Class R2
Proceeds from shares issued	63	1,014	53	352
Distributions reinvested	8	1	6	1
Cost of shares redeemed	(18)	(682)	(88)	(33)
Change in net assets resulting from Class R2 capital transactions	53	333	(29)	320
Class R3
Proceeds from shares issued	1,489	2,774	792	3,178
Distributions reinvested	41	357	11	376
Cost of shares redeemed	(3,825)	(30,231)	(1,905)	(30,112)
Change in net assets resulting from Class R3 capital transactions	(2,295)	(27,100)	(1,102)	(26,558)
Class R4
Proceeds from shares issued	6,248	20,615	3,973	13,180
Distributions reinvested	846	1,096	654	811
Cost of shares redeemed	(9,403)	(24,397)	(5,726)	(17,359)
Change in net assets resulting from Class R4 capital transactions	(2,309)	(2,686)	(1,099)	(3,368)
Class R5
Proceeds from shares issued	2,333	4,472	2,580	4,850
Distributions reinvested	481	808	278	562
Cost of shares redeemed	(8,032)	(18,379)	(7,038)	(16,288)
Change in net assets resulting from Class R5 capital transactions	(5,218)	(13,099)	(4,180)	(10,876)
Class R6
Proceeds from shares issued	460,105	518,020	388,523	484,212
Distributions reinvested	59,328	42,769	50,554	36,853
Cost of shares redeemed	(356,364)	(389,431)	(319,845)	(338,547)
Change in net assets resulting from Class R6 capital transactions	163,069	171,358	119,232	182,518
Total change in net assets resulting from capital transactions	$151,549	$124,627	$113,406	$139,016
SHARE TRANSACTIONS:
Class I
Issued	11	16	26	11
Reinvested	3	2	3	2
Redeemed	(79)	(193)	(8)	(134)
Change in Class I Shares	(65)	(175)	21	(121)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	119

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® Blend 2035 Fund		JPMorgan SmartRetirement® Blend 2040 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R2
Issued	3	40	3	13
Reinvested	— (a)	— (a)	— (a)	— (a)
Redeemed	(1)	(28)	(3)	(1)
Change in Class R2 Shares	2	12	—	12
Class R3
Issued	56	115	27	129
Reinvested	1	15	— (a)	15
Redeemed	(147)	(1,209)	(73)	(1,154)
Change in Class R3 Shares	(90)	(1,079)	(46)	(1,010)
Class R4
Issued	235	832	139	512
Reinvested	32	47	23	33
Redeemed	(364)	(989)	(212)	(670)
Change in Class R4 Shares	(97)	(110)	(50)	(125)
Class R5
Issued	89	184	92	195
Reinvested	18	35	10	23
Redeemed	(308)	(740)	(257)	(627)
Change in Class R5 Shares	(201)	(521)	(155)	(409)
Class R6
Issued	17,172	21,196	13,732	18,950
Reinvested	2,226	1,831	1,793	1,512
Redeemed	(13,460)	(16,088)	(11,401)	(13,374)
Change in Class R6 Shares	5,938	6,939	4,124	7,088

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

120	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

	JPMorgan SmartRetirement® Blend 2045 Fund		JPMorgan SmartRetirement® Blend 2050 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$192	$376	$654	$151
Distributions reinvested	95	67	17	11
Cost of shares redeemed	(1,946)	(3,116)	(120)	(1,997)
Change in net assets resulting from Class I capital transactions	(1,659)	(2,673)	551	(1,835)
Class R2
Proceeds from shares issued	323	266	128	520
Distributions reinvested	11	— (a)	11	1
Cost of shares redeemed	(11)	(18)	(52)	(29)
Change in net assets resulting from Class R2 capital transactions	323	248	87	492
Class R3
Proceeds from shares issued	897	2,980	400	1,550
Distributions reinvested	16	192	— (a)	96
Cost of shares redeemed	(2,341)	(18,337)	(1,389)	(10,858)
Change in net assets resulting from Class R3 capital transactions	(1,428)	(15,165)	(989)	(9,212)
Class R4
Proceeds from shares issued	3,481	13,912	3,314	9,501
Distributions reinvested	436	592	468	553
Cost of shares redeemed	(4,354)	(18,207)	(4,399)	(12,178)
Change in net assets resulting from Class R4 capital transactions	(437)	(3,703)	(617)	(2,124)
Class R5
Proceeds from shares issued	1,977	3,613	1,729	3,341
Distributions reinvested	217	402	160	338
Cost of shares redeemed	(5,319)	(12,695)	(6,044)	(9,831)
Change in net assets resulting from Class R5 capital transactions	(3,125)	(8,680)	(4,155)	(6,152)
Class R6
Proceeds from shares issued	410,579	450,848	330,932	440,700
Distributions reinvested	38,699	27,820	29,164	21,011
Cost of shares redeemed	(286,780)	(294,213)	(235,733)	(248,024)
Change in net assets resulting from Class R6 capital transactions	162,498	184,455	124,363	213,687
Total change in net assets resulting from capital transactions	$156,172	$154,482	$119,240	$194,856
SHARE TRANSACTIONS:
Class I
Issued	8	14	21	6
Reinvested	3	3	1	— (a)
Redeemed	(66)	(122)	(4)	(78)
Change in Class I Shares	(55)	(105)	18	(72)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	121

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® Blend 2045 Fund		JPMorgan SmartRetirement® Blend 2050 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R2
Issued	11	10	5	19
Reinvested	— (a)	— (a)	— (a)	— (a)
Redeemed	— (a)	(1)	(2)	(1)
Change in Class R2 Shares	11	9	3	18
Class R3
Issued	30	114	13	60
Reinvested	1	8	— (a)	4
Redeemed	(86)	(678)	(50)	(402)
Change in Class R3 Shares	(55)	(556)	(37)	(338)
Class R4
Issued	117	525	111	360
Reinvested	15	23	16	22
Redeemed	(154)	(678)	(156)	(454)
Change in Class R4 Shares	(22)	(130)	(29)	(72)
Class R5
Issued	68	139	59	129
Reinvested	7	16	5	14
Redeemed	(186)	(475)	(212)	(368)
Change in Class R5 Shares	(111)	(320)	(148)	(225)
Class R6
Issued	13,856	17,086	11,204	16,747
Reinvested	1,315	1,105	991	837
Redeemed	(9,828)	(11,240)	(8,056)	(9,486)
Change in Class R6 Shares	5,343	6,951	4,139	8,098

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

122	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

	JPMorgan SmartRetirement® Blend 2055 Fund		JPMorgan SmartRetirement® Blend 2060 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$176	$176	$31	$40
Distributions reinvested	27	19	193	159
Cost of shares redeemed	(810)	(1,102)	(171)	(109)
Change in net assets resulting from Class I capital transactions	(607)	(907)	53	90
Class R2
Proceeds from shares issued	73	240	219	514
Distributions reinvested	5	— (a)	9	1
Cost of shares redeemed	(32)	(18)	(121)	(45)
Change in net assets resulting from Class R2 capital transactions	46	222	107	470
Class R3
Proceeds from shares issued	252	706	41	602
Distributions reinvested	3	18	—	21
Cost of shares redeemed	(384)	(2,896)	(191)	(2,701)
Change in net assets resulting from Class R3 capital transactions	(129)	(2,172)	(150)	(2,078)
Class R4
Proceeds from shares issued	2,766	7,713	2,042	3,604
Distributions reinvested	239	301	65	67
Cost of shares redeemed	(2,598)	(9,679)	(1,170)	(2,645)
Change in net assets resulting from Class R4 capital transactions	407	(1,665)	937	1,026
Class R5
Proceeds from shares issued	1,534	3,462	1,421	1,886
Distributions reinvested	112	275	42	65
Cost of shares redeemed	(4,296)	(10,519)	(1,579)	(2,421)
Change in net assets resulting from Class R5 capital transactions	(2,650)	(6,782)	(116)	(470)
Class R6
Proceeds from shares issued	271,807	284,519	209,952	191,820
Distributions reinvested	17,551	11,478	7,908	4,257
Cost of shares redeemed	(166,294)	(148,991)	(95,130)	(80,727)
Change in net assets resulting from Class R6 capital transactions	123,064	147,006	122,730	115,350
Total change in net assets resulting from capital transactions	$120,131	$135,702	$123,561	$114,388
SHARE TRANSACTIONS:
Class I
Issued	6	7	1	2
Reinvested	1	1	9	8
Redeemed	(28)	(43)	(7)	(6)
Change in Class I Shares	(21)	(35)	3	4

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	123

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® Blend 2055 Fund		JPMorgan SmartRetirement® Blend 2060 Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R2
Issued	3	9	11	24
Reinvested	— (a)	— (a)	— (a)	— (a)
Redeemed	(1)	(1)	(6)	(2)
Change in Class R2 Shares	2	8	5	22
Class R3
Issued	8	27	1	31
Reinvested	— (a)	1	—	1
Redeemed	(14)	(107)	(9)	(129)
Change in Class R3 Shares	(6)	(79)	(8)	(97)
Class R4
Issued	94	297	90	177
Reinvested	8	12	3	4
Redeemed	(91)	(361)	(54)	(128)
Change in Class R4 Shares	11	(52)	39	53
Class R5
Issued	53	135	62	93
Reinvested	4	11	2	3
Redeemed	(151)	(396)	(71)	(117)
Change in Class R5 Shares	(94)	(250)	(7)	(21)
Class R6
Issued	9,242	10,887	9,179	9,428
Reinvested	600	460	346	219
Redeemed	(5,690)	(5,728)	(4,124)	(3,969)
Change in Class R6 Shares	4,152	5,619	5,401	5,678

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

124	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

	JPMorgan SmartRetirement® Blend 2065 Fund
	Year Ended June 30, 2024	Period Ended June 30, 2023(a)
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$5	$20
Distributions reinvested	— (b)	— (b)
Change in net assets resulting from Class I capital transactions	5	20
Class R2
Proceeds from shares issued	—	20
Distributions reinvested	— (b)	— (b)
Change in net assets resulting from Class R2 capital transactions	— (b)	20
Class R3
Proceeds from shares issued	—	20
Distributions reinvested	— (b)	— (b)
Change in net assets resulting from Class R3 capital transactions	— (b)	20
Class R4
Proceeds from shares issued	—	20
Distributions reinvested	— (b)	— (b)
Change in net assets resulting from Class R4 capital transactions	— (b)	20
Class R5
Proceeds from shares issued	23	20
Distributions reinvested	1	— (b)
Cost of shares redeemed	— (b)	—
Change in net assets resulting from Class R5 capital transactions	24	20
Class R6
Proceeds from shares issued	23,788	7,411
Distributions reinvested	203	6
Cost of shares redeemed	(3,294)	(418)
Change in net assets resulting from Class R6 capital transactions	20,697	6,999
Total change in net assets resulting from capital transactions	$20,726	$7,099
SHARE TRANSACTIONS:
Class I
Issued	1	1
Reinvested	— (b)	— (b)
Change in Class I Shares	1	1
Class R2
Issued	—	1
Reinvested	— (b)	— (b)
Change in Class R2 Shares	— (b)	1

(a)
Commencement of operations was November 1, 2022.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	125

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® Blend 2065 Fund
	Year Ended June 30, 2024	Period Ended June 30, 2023(a)
SHARE TRANSACTIONS: (continued)
Class R3
Issued	—	1
Reinvested	— (b)	— (b)
Change in Class R3 Shares	— (b)	1
Class R4
Issued	—	1
Reinvested	— (b)	— (b)
Change in Class R4 Shares	— (b)	1
Class R5
Issued	1	2
Reinvested	— (b)	— (b)
Redeemed	— (b)	—
Change in Class R5 Shares	1	2
Class R6
Issued	1,294	457
Reinvested	11	—
Redeemed	(181)	(26)
Change in Class R6 Shares	1,124	431

(a)
Commencement of operations was November 1, 2022.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

126	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

THIS PAGE IS INTENTIONALLY LEFT BLANK

127

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend Income Fund
Class I
Year Ended June 30, 2024	$17.05	$0.54	$1.03	$1.57	$(0.52)	$—	$(0.52)
Year Ended June 30, 2023	16.42	0.42	0.61	1.03	(0.40)	—	(0.40)
Year Ended June 30, 2022	19.48	0.38	(2.66)	(2.28)	(0.23)	(0.55)	(0.78)
Year Ended June 30, 2021	17.65	0.33	2.28	2.61	(0.34)	(0.44)	(0.78)
Year Ended June 30, 2020	17.52	0.42	0.13	0.55	(0.42)	—	(0.42)
Class R2
Year Ended June 30, 2024	17.02	0.48	1.00	1.48	(0.44)	—	(0.44)
Year Ended June 30, 2023	16.41	0.36	0.59	0.95	(0.34)	—	(0.34)
Year Ended June 30, 2022	19.47	0.26	(2.64)	(2.38)	(0.13)	(0.55)	(0.68)
Year Ended June 30, 2021	17.64	0.24	2.28	2.52	(0.25)	(0.44)	(0.69)
Year Ended June 30, 2020	17.51	0.34	0.12	0.46	(0.33)	—	(0.33)
Class R3
Year Ended June 30, 2024	17.00	0.47	1.07	1.54	—	—	—
Year Ended June 30, 2023	16.39	0.36	0.63	0.99	(0.38)	—	(0.38)
Year Ended June 30, 2022	19.47	0.34	(2.67)	(2.33)	(0.20)	(0.55)	(0.75)
Year Ended June 30, 2021	17.64	0.28	2.28	2.56	(0.29)	(0.44)	(0.73)
Year Ended June 30, 2020	17.52	0.35	0.15	0.50	(0.38)	—	(0.38)
Class R4
Year Ended June 30, 2024	17.02	0.56	1.00	1.56	(0.52)	—	(0.52)
Year Ended June 30, 2023	16.41	0.44	0.60	1.04	(0.43)	—	(0.43)
Year Ended June 30, 2022	19.48	0.39	(2.68)	(2.29)	(0.23)	(0.55)	(0.78)
Year Ended June 30, 2021	17.65	0.47	2.15	2.62	(0.35)	(0.44)	(0.79)
Year Ended June 30, 2020	17.52	0.42	0.13	0.55	(0.42)	—	(0.42)
Class R5
Year Ended June 30, 2024	17.03	0.59	1.00	1.59	(0.55)	—	(0.55)
Year Ended June 30, 2023	16.42	0.46	0.60	1.06	(0.45)	—	(0.45)
Year Ended June 30, 2022	19.48	0.41	(2.68)	(2.27)	(0.24)	(0.55)	(0.79)
Year Ended June 30, 2021	17.64	0.35	2.30	2.65	(0.37)	(0.44)	(0.81)
Year Ended June 30, 2020	17.51	0.45	0.13	0.58	(0.45)	—	(0.45)
Class R6
Year Ended June 30, 2024	17.05	0.61	1.00	1.61	(0.57)	—	(0.57)
Year Ended June 30, 2023	16.44	0.48	0.60	1.08	(0.47)	—	(0.47)
Year Ended June 30, 2022	19.49	0.43	(2.68)	(2.25)	(0.25)	(0.55)	(0.80)
Year Ended June 30, 2021	17.65	0.39	2.28	2.67	(0.39)	(0.44)	(0.83)
Year Ended June 30, 2020	17.52	0.47	0.13	0.60	(0.47)	—	(0.47)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

128	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$18.10	9.35%	$291	0.32%	3.18%	0.51%	33%
17.05	6.42	1,581	0.31	2.55	0.52	37
16.42	(12.25)	3,519	0.27	2.05	0.50	54
19.48	14.98	6,243	0.27	1.75	0.56	116
17.65	3.19	5,745	0.28	2.41	0.66	66

18.06	8.81	20	0.81	2.77	2.31	33
17.02	5.91	19	0.80	2.16	1.04	37
16.41	(12.71)	17	0.78	1.37	1.03	54
19.47	14.42	56	0.77	1.25	1.06	116
17.64	2.68	49	0.78	1.93	2.67	66

18.54	9.06	195	0.57	2.74	0.88	33
17.00	6.16	743	0.56	2.16	0.77	37
16.39	(12.48)	5,767	0.53	1.79	0.76	54
19.47	14.71	9,146	0.52	1.51	0.79	116
17.64	2.91	6,778	0.53	2.01	0.87	66

18.06	9.30	15,027	0.32	3.25	0.52	33
17.02	6.48	15,175	0.31	2.65	0.52	37
16.41	(12.30)	13,606	0.28	2.09	0.51	54
19.48	15.01	13,511	0.27	2.47	0.54	116
17.65	3.18	1,705	0.28	2.40	0.63	66

18.07	9.45	10,477	0.17	3.39	0.37	33
17.03	6.63	11,304	0.16	2.75	0.37	37
16.42	(12.18)	14,108	0.13	2.19	0.36	54
19.48	15.21	21,633	0.12	1.88	0.40	116
17.64	3.35	25,547	0.13	2.56	0.48	66

18.09	9.57	626,352	0.07	3.51	0.27	33
17.05	6.74	640,121	0.06	2.92	0.27	37
16.44	(12.07)	538,482	0.03	2.30	0.26	54
19.49	15.32	712,820	0.02	2.04	0.29	116
17.65	3.46	450,928	0.03	2.69	0.38	66
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	129

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2020 Fund
Class I
Year Ended June 30, 2024	$19.04	$0.59	$1.19	$1.78	$(0.52)	$—	$(0.52)
Year Ended June 30, 2023	18.32	0.46	0.70	1.16	(0.44)	—	(0.44)
Year Ended June 30, 2022	21.93	0.43	(2.98)	(2.55)	(0.26)	(0.80)	(1.06)
Year Ended June 30, 2021	19.70	0.37	2.71	3.08	(0.38)	(0.47)	(0.85)
Year Ended June 30, 2020	19.53	0.47	0.19	0.66	(0.47)	(0.02)	(0.49)
Class R2
Year Ended June 30, 2024	19.00	0.52	1.14	1.66	(0.52)	—	(0.52)
Year Ended June 30, 2023	18.32	0.40	0.67	1.07	(0.39)	—	(0.39)
Year Ended June 30, 2022	21.96	0.32	(2.97)	(2.65)	(0.19)	(0.80)	(0.99)
Year Ended June 30, 2021	19.74	0.27	2.70	2.97	(0.28)	(0.47)	(0.75)
Year Ended June 30, 2020	19.52	0.32	0.25	0.57	(0.33)	(0.02)	(0.35)
Class R3
Year Ended June 30, 2024	19.02	0.56	1.18	1.74	(0.25)	—	(0.25)
Year Ended June 30, 2023	18.27	0.38	0.74	1.12	(0.37)	—	(0.37)
Year Ended June 30, 2022	21.90	0.38	(2.98)	(2.60)	(0.23)	(0.80)	(1.03)
Year Ended June 30, 2021	19.68	0.32	2.70	3.02	(0.33)	(0.47)	(0.80)
Year Ended June 30, 2020	19.51	0.41	0.20	0.61	(0.42)	(0.02)	(0.44)
Class R4
Year Ended June 30, 2024	19.00	0.61	1.15	1.76	(0.60)	—	(0.60)
Year Ended June 30, 2023	18.34	0.48	0.68	1.16	(0.50)	—	(0.50)
Year Ended June 30, 2022	21.94	0.43	(2.97)	(2.54)	(0.26)	(0.80)	(1.06)
Year Ended June 30, 2021	19.72	0.45	2.63	3.08	(0.39)	(0.47)	(0.86)
Year Ended June 30, 2020	19.55	0.47	0.19	0.66	(0.47)	(0.02)	(0.49)
Class R5
Year Ended June 30, 2024	19.02	0.64	1.16	1.80	(0.64)	—	(0.64)
Year Ended June 30, 2023	18.34	0.50	0.69	1.19	(0.51)	—	(0.51)
Year Ended June 30, 2022	21.94	0.46	(2.99)	(2.53)	(0.27)	(0.80)	(1.07)
Year Ended June 30, 2021	19.71	0.40	2.72	3.12	(0.42)	(0.47)	(0.89)
Year Ended June 30, 2020	19.54	0.50	0.19	0.69	(0.50)	(0.02)	(0.52)
Class R6
Year Ended June 30, 2024	19.03	0.66	1.15	1.81	(0.66)	—	(0.66)
Year Ended June 30, 2023	18.35	0.53	0.68	1.21	(0.53)	—	(0.53)
Year Ended June 30, 2022	21.94	0.48	(2.99)	(2.51)	(0.28)	(0.80)	(1.08)
Year Ended June 30, 2021	19.72	0.44	2.69	3.13	(0.44)	(0.47)	(0.91)
Year Ended June 30, 2020	19.55	0.53	0.18	0.71	(0.52)	(0.02)	(0.54)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

130	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$20.30	9.46%	$654	0.32%	3.08%	0.57%	25%
19.04	6.52	1,803	0.31	2.52	0.51	26
18.32	(12.31)	5,098	0.28	2.04	0.50	56
21.93	15.85	10,270	0.27	1.73	0.53	127
19.70	3.43	12,068	0.27	2.38	0.61	58

20.14	8.86	20	0.81	2.71	2.95	25
19.00	5.99	18	0.81	2.15	1.11	26
18.32	(12.71)	17	0.78	1.50	1.03	56
21.96	15.21	29	0.77	1.25	1.06	127
19.74	2.95	26	0.77	1.64	1.48	58

20.51	9.20	1,114	0.57	2.89	0.80	25
19.02	6.23	2,072	0.56	2.07	0.75	26
18.27	(12.53)	21,581	0.53	1.79	0.75	56
21.90	15.53	38,449	0.52	1.50	0.78	127
19.68	3.17	36,312	0.52	2.12	0.86	58

20.16	9.40	13,392	0.32	3.17	0.51	25
19.00	6.50	15,033	0.31	2.61	0.50	26
18.34	(12.25)	15,172	0.28	2.08	0.50	56
21.94	15.80	16,644	0.27	2.14	0.54	127
19.72	3.44	5,461	0.27	2.41	0.61	58

20.18	9.59	10,086	0.17	3.30	0.36	25
19.02	6.69	12,498	0.16	2.73	0.36	26
18.34	(12.19)	18,776	0.13	2.18	0.35	56
21.94	16.01	34,438	0.12	1.88	0.38	127
19.71	3.58	41,625	0.12	2.53	0.46	58

20.18	9.68	780,054	0.07	3.44	0.26	25
19.03	6.81	838,867	0.06	2.87	0.25	26
18.35	(12.10)	978,258	0.03	2.31	0.25	56
21.94	16.07	1,360,729	0.02	2.05	0.27	127
19.72	3.70	852,403	0.02	2.68	0.36	58
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	131

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2025 Fund
Class I
Year Ended June 30, 2024	$21.42	$0.66	$1.49	$2.15	$(0.62)	$—	$(0.62)
Year Ended June 30, 2023	20.26	0.49	1.08	1.57	(0.41)	—	(0.41)
Year Ended June 30, 2022	24.44	0.47	(3.61)	(3.14)	(0.30)	(0.74)	(1.04)
Year Ended June 30, 2021	20.88	0.39	3.98	4.37	(0.40)	(0.41)	(0.81)
Year Ended June 30, 2020	20.85	0.45	0.10	0.55	(0.44)	(0.08)	(0.52)
Class R2
Year Ended June 30, 2024	21.27	0.56	1.45	2.01	(0.52)	—	(0.52)
Year Ended June 30, 2023	20.19	0.42	1.05	1.47	(0.39)	—	(0.39)
Year Ended June 30, 2022	24.43	0.36	(3.62)	(3.26)	(0.24)	(0.74)	(0.98)
Year Ended June 30, 2021	20.88	0.27	3.97	4.24	(0.28)	(0.41)	(0.69)
Year Ended June 30, 2020	20.84	0.34	0.12	0.46	(0.34)	(0.08)	(0.42)
Class R3
Year Ended June 30, 2024	21.33	0.59	1.50	2.09	(0.25)	—	(0.25)
Year Ended June 30, 2023	20.20	0.40	1.12	1.52	(0.39)	—	(0.39)
Year Ended June 30, 2022	24.40	0.41	(3.60)	(3.19)	(0.27)	(0.74)	(1.01)
Year Ended June 30, 2021	20.86	0.33	3.96	4.29	(0.34)	(0.41)	(0.75)
Year Ended June 30, 2020	20.82	0.38	0.13	0.51	(0.39)	(0.08)	(0.47)
Class R4
Year Ended June 30, 2024	21.35	0.66	1.48	2.14	(0.61)	—	(0.61)
Year Ended June 30, 2023	20.28	0.51	1.06	1.57	(0.50)	—	(0.50)
Year Ended June 30, 2022	24.46	0.48	(3.62)	(3.14)	(0.30)	(0.74)	(1.04)
Year Ended June 30, 2021	20.91	0.48	3.88	4.36	(0.40)	(0.41)	(0.81)
Year Ended June 30, 2020	20.87	0.45	0.11	0.56	(0.44)	(0.08)	(0.52)
Class R5
Year Ended June 30, 2024	21.37	0.68	1.49	2.17	(0.64)	—	(0.64)
Year Ended June 30, 2023	20.28	0.52	1.09	1.61	(0.52)	—	(0.52)
Year Ended June 30, 2022	24.45	0.51	(3.62)	(3.11)	(0.32)	(0.74)	(1.06)
Year Ended June 30, 2021	20.89	0.41	3.99	4.40	(0.43)	(0.41)	(0.84)
Year Ended June 30, 2020	20.86	0.48	0.10	0.58	(0.47)	(0.08)	(0.55)
Class R6
Year Ended June 30, 2024	21.38	0.72	1.47	2.19	(0.67)	—	(0.67)
Year Ended June 30, 2023	20.30	0.57	1.05	1.62	(0.54)	—	(0.54)
Year Ended June 30, 2022	24.46	0.54	(3.63)	(3.09)	(0.33)	(0.74)	(1.07)
Year Ended June 30, 2021	20.90	0.46	3.96	4.42	(0.45)	(0.41)	(0.86)
Year Ended June 30, 2020	20.86	0.51	0.10	0.61	(0.49)	(0.08)	(0.57)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

132	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$22.95	10.18%	$2,893	0.32%	3.03%	0.52%	31%
21.42	7.89	4,455	0.31	2.40	0.50	35
20.26	(13.48)	12,346	0.30	2.01	0.50	50
24.44	21.19	22,423	0.29	1.67	0.53	107
20.88	2.67	19,084	0.30	2.15	0.61	61

22.76	9.58	1,465	0.82	2.58	1.03	31
21.27	7.41	1,260	0.81	2.04	1.00	35
20.19	(13.95)	1,103	0.80	1.56	1.00	50
24.43	20.54	1,230	0.79	1.18	1.03	107
20.88	2.21	980	0.80	1.64	1.12	61

23.17	9.85	2,533	0.57	2.71	0.78	31
21.33	7.69	4,169	0.56	1.97	0.75	35
20.20	(13.70)	29,917	0.55	1.76	0.75	50
24.40	20.82	47,880	0.54	1.43	0.78	107
20.86	2.46	35,243	0.55	1.83	0.86	61

22.88	10.15	27,763	0.32	3.04	0.50	31
21.35	7.93	29,511	0.31	2.50	0.50	35
20.28	(13.47)	30,405	0.30	2.07	0.49	50
24.46	21.14	32,349	0.29	2.07	0.53	107
20.91	2.71	7,401	0.30	2.13	0.61	61

22.90	10.29	15,109	0.17	3.14	0.35	31
21.37	8.13	21,647	0.16	2.55	0.35	35
20.28	(13.37)	43,290	0.15	2.18	0.34	50
24.45	21.35	72,428	0.14	1.79	0.38	107
20.89	2.82	78,200	0.15	2.29	0.46	61

22.90	10.42	1,871,274	0.07	3.32	0.24	31
21.38	8.20	1,826,031	0.06	2.78	0.24	35
20.30	(13.28)	1,718,926	0.05	2.31	0.24	50
24.46	21.46	2,118,605	0.04	1.99	0.27	107
20.90	2.98	1,146,307	0.05	2.43	0.36	61
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	133

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2030 Fund
Class I
Year Ended June 30, 2024	$23.56	$0.68	$2.08	$2.76	$(0.62)	$—	$(0.62)
Year Ended June 30, 2023	21.86	0.48	1.64	2.12	(0.42)	—	(0.42)
Year Ended June 30, 2022	26.66	0.50	(4.14)	(3.64)	(0.34)	(0.82)	(1.16)
Year Ended June 30, 2021	21.81	0.40	5.12	5.52	(0.41)	(0.26)	(0.67)
Year Ended June 30, 2020	21.85	0.42	0.06	0.48	(0.41)	(0.11)	(0.52)
Class R2
Year Ended June 30, 2024	23.46	0.55	2.07	2.62	(0.49)	—	(0.49)
Year Ended June 30, 2023	21.90	0.44	1.56	2.00	(0.44)	—	(0.44)
Year Ended June 30, 2022	26.76	0.44	(4.22)	(3.78)	(0.26)	(0.82)	(1.08)
Year Ended June 30, 2021	21.87	0.27	5.14	5.41	(0.26)	(0.26)	(0.52)
Year Ended June 30, 2020	21.86	0.07	0.30	0.37	(0.25)	(0.11)	(0.36)
Class R3
Year Ended June 30, 2024	23.43	0.60	2.10	2.70	(0.22)	—	(0.22)
Year Ended June 30, 2023	21.77	0.39	1.67	2.06	(0.40)	—	(0.40)
Year Ended June 30, 2022	26.59	0.44	(4.13)	(3.69)	(0.31)	(0.82)	(1.13)
Year Ended June 30, 2021	21.75	0.34	5.10	5.44	(0.34)	(0.26)	(0.60)
Year Ended June 30, 2020	21.81	0.35	0.07	0.42	(0.37)	(0.11)	(0.48)
Class R4
Year Ended June 30, 2024	23.50	0.67	2.08	2.75	(0.61)	—	(0.61)
Year Ended June 30, 2023	21.87	0.52	1.60	2.12	(0.49)	—	(0.49)
Year Ended June 30, 2022	26.67	0.51	(4.15)	(3.64)	(0.34)	(0.82)	(1.16)
Year Ended June 30, 2021	21.82	0.51	5.01	5.52	(0.41)	(0.26)	(0.67)
Year Ended June 30, 2020	21.88	0.42	0.05	0.47	(0.42)	(0.11)	(0.53)
Class R5
Year Ended June 30, 2024	23.51	0.70	2.09	2.79	(0.64)	—	(0.64)
Year Ended June 30, 2023	21.87	0.53	1.62	2.15	(0.51)	—	(0.51)
Year Ended June 30, 2022	26.66	0.54	(4.15)	(3.61)	(0.36)	(0.82)	(1.18)
Year Ended June 30, 2021	21.80	0.42	5.14	5.56	(0.44)	(0.26)	(0.70)
Year Ended June 30, 2020	21.86	0.46	0.04	0.50	(0.45)	(0.11)	(0.56)
Class R6
Year Ended June 30, 2024	23.53	0.74	2.07	2.81	(0.68)	—	(0.68)
Year Ended June 30, 2023	21.90	0.58	1.59	2.17	(0.54)	—	(0.54)
Year Ended June 30, 2022	26.67	0.58	(4.15)	(3.57)	(0.38)	(0.82)	(1.20)
Year Ended June 30, 2021	21.81	0.48	5.11	5.59	(0.47)	(0.26)	(0.73)
Year Ended June 30, 2020	21.87	0.48	0.05	0.53	(0.48)	(0.11)	(0.59)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

134	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$25.70	11.86%	$6,523	0.33%	2.80%	0.51%	31%
23.56	9.86	6,269	0.32	2.15	0.50	31
21.86	(14.35)	13,080	0.32	1.95	0.49	49
26.66	25.56	24,992	0.32	1.62	0.52	94
21.81	2.19	16,640	0.34	1.92	0.60	51

25.59	11.28	378	0.83	2.28	1.12	31
23.46	9.32	384	0.82	1.98	1.00	31
21.90	(14.78)	140	0.82	1.79	1.01	49
26.76	24.95	44	0.82	1.10	1.05	94
21.87	1.64	37	0.83	0.30	1.21	51

25.91	11.57	4,921	0.58	2.48	0.75	31
23.43	9.60	6,248	0.57	1.74	0.74	31
21.77	(14.58)	44,192	0.57	1.73	0.74	49
26.59	25.27	64,653	0.57	1.36	0.77	94
21.75	1.89	49,156	0.59	1.62	0.85	51

25.64	11.84	38,818	0.33	2.79	0.49	31
23.50	9.89	37,680	0.32	2.32	0.49	31
21.87	(14.35)	39,828	0.32	2.02	0.49	49
26.67	25.57	42,877	0.32	2.04	0.52	94
21.82	2.14	9,940	0.34	1.93	0.60	51

25.66	12.03	18,671	0.18	2.89	0.34	31
23.51	10.05	25,006	0.17	2.36	0.34	31
21.87	(14.25)	44,084	0.17	2.09	0.34	49
26.66	25.79	87,630	0.17	1.72	0.37	94
21.80	2.29	84,230	0.19	2.11	0.45	51

25.66	12.12	2,509,890	0.08	3.07	0.24	31
23.53	10.11	2,293,258	0.07	2.59	0.24	31
21.90	(14.12)	2,051,907	0.07	2.26	0.24	49
26.67	25.90	2,411,541	0.06	1.93	0.27	94
21.81	2.40	1,294,750	0.09	2.22	0.35	51
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2035 Fund
Class I
Year Ended June 30, 2024	$25.81	$0.67	$2.77	$3.44	$(0.63)	$—	$(0.63)
Year Ended June 30, 2023	23.50	0.49	2.24	2.73	(0.42)	—	(0.42)
Year Ended June 30, 2022	28.89	0.60	(4.64)	(4.04)	(0.42)	(0.93)	(1.35)
Year Ended June 30, 2021	22.56	0.45	6.37	6.82	(0.47)	(0.02)	(0.49)
Year Ended June 30, 2020	22.80	0.40	(0.13)	0.27	(0.41)	(0.10)	(0.51)
Class R2
Year Ended June 30, 2024	25.95	0.58	2.75	3.33	(0.58)	—	(0.58)
Year Ended June 30, 2023	23.70	0.67	1.94	2.61	(0.36)	—	(0.36)
Year Ended June 30, 2022	28.90	0.20	(4.42)	(4.22)	(0.05)	(0.93)	(0.98)
Year Ended June 30, 2021	22.58	0.37	6.32	6.69	(0.35)	(0.02)	(0.37)
Year Ended June 30, 2020	22.78	0.22	(0.07)	0.15	(0.25)	(0.10)	(0.35)
Class R3
Year Ended June 30, 2024	25.68	0.60	2.76	3.36	(0.37)	—	(0.37)
Year Ended June 30, 2023	23.43	0.38	2.28	2.66	(0.41)	—	(0.41)
Year Ended June 30, 2022	28.84	0.51	(4.61)	(4.10)	(0.38)	(0.93)	(1.31)
Year Ended June 30, 2021	22.53	0.40	6.34	6.74	(0.41)	(0.02)	(0.43)
Year Ended June 30, 2020	22.77	0.33	(0.12)	0.21	(0.35)	(0.10)	(0.45)
Class R4
Year Ended June 30, 2024	25.73	0.69	2.74	3.43	(0.61)	—	(0.61)
Year Ended June 30, 2023	23.52	0.53	2.19	2.72	(0.51)	—	(0.51)
Year Ended June 30, 2022	28.91	0.59	(4.63)	(4.04)	(0.42)	(0.93)	(1.35)
Year Ended June 30, 2021	22.59	0.62	6.20	6.82	(0.48)	(0.02)	(0.50)
Year Ended June 30, 2020	22.83	0.41	(0.14)	0.27	(0.41)	(0.10)	(0.51)
Class R5
Year Ended June 30, 2024	25.76	0.73	2.75	3.48	(0.66)	—	(0.66)
Year Ended June 30, 2023	23.54	0.55	2.20	2.75	(0.53)	—	(0.53)
Year Ended June 30, 2022	28.91	0.61	(4.61)	(4.00)	(0.44)	(0.93)	(1.37)
Year Ended June 30, 2021	22.58	0.49	6.37	6.86	(0.51)	(0.02)	(0.53)
Year Ended June 30, 2020	22.82	0.46	(0.16)	0.30	(0.44)	(0.10)	(0.54)
Class R6
Year Ended June 30, 2024	25.77	0.77	2.73	3.50	(0.69)	—	(0.69)
Year Ended June 30, 2023	23.55	0.60	2.18	2.78	(0.56)	—	(0.56)
Year Ended June 30, 2022	28.92	0.66	(4.65)	(3.99)	(0.45)	(0.93)	(1.38)
Year Ended June 30, 2021	22.58	0.56	6.33	6.89	(0.53)	(0.02)	(0.55)
Year Ended June 30, 2020	22.82	0.48	(0.15)	0.33	(0.47)	(0.10)	(0.57)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

136	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$28.62	13.50%	$1,207	0.31%	2.56%	0.54%	22%
25.81	11.78	2,765	0.31	2.01	0.51	25
23.50	(14.78)	6,629	0.29	2.12	0.50	32
28.89	30.42	13,615	0.30	1.74	0.53	50
22.56	1.14	11,645	0.36	1.77	0.62	55

28.70	12.97	425	0.81	2.16	1.10	22
25.95	11.16	333	0.81	2.68	1.15	25
23.70	(15.18)	20	0.79	0.70	1.02	32
28.90	29.78	673	0.79	1.36	1.00	50
22.58	0.62	32	0.86	0.98	1.52	55

28.67	13.20	5,994	0.56	2.27	0.75	22
25.68	11.51	7,679	0.56	1.60	0.74	25
23.43	(14.98)	32,276	0.54	1.85	0.74	32
28.84	30.07	40,550	0.55	1.51	0.77	50
22.53	0.89	27,429	0.61	1.49	0.86	55

28.55	13.52	40,860	0.31	2.61	0.49	22
25.73	11.77	39,322	0.31	2.19	0.49	25
23.52	(14.77)	38,531	0.29	2.15	0.49	32
28.91	30.37	38,286	0.31	2.36	0.53	50
22.59	1.14	10,389	0.36	1.81	0.61	55

28.58	13.68	22,041	0.16	2.74	0.34	22
25.76	11.93	25,074	0.16	2.26	0.34	25
23.54	(14.64)	35,173	0.14	2.20	0.34	32
28.91	30.59	68,066	0.16	1.87	0.38	50
22.58	1.30	60,357	0.21	2.00	0.46	55

28.58	13.79	2,734,034	0.06	2.90	0.24	22
25.77	12.04	2,312,149	0.06	2.48	0.24	25
23.55	(14.58)	1,949,560	0.04	2.37	0.24	32
28.92	30.76	2,230,329	0.05	2.11	0.27	50
22.58	1.41	1,036,805	0.11	2.11	0.36	55
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2040 Fund
Class I
Year Ended June 30, 2024	$27.16	$0.67	$3.31	$3.98	$(0.62)	$—	$(0.62)
Year Ended June 30, 2023	24.42	0.48	2.70	3.18	(0.44)	—	(0.44)
Year Ended June 30, 2022	30.22	0.60	(4.96)	(4.36)	(0.44)	(1.00)	(1.44)
Year Ended June 30, 2021	22.92	0.46	7.29	7.75	(0.45)	—	(0.45)
Year Ended June 30, 2020	23.27	0.38	(0.25)	0.13	(0.37)	(0.11)	(0.48)
Class R2
Year Ended June 30, 2024	27.00	0.50	3.31	3.81	(0.52)	—	(0.52)
Year Ended June 30, 2023	24.40	0.71	2.33	3.04	(0.44)	—	(0.44)
Year Ended June 30, 2022	30.25	0.40	(4.91)	(4.51)	(0.34)	(1.00)	(1.34)
Year Ended June 30, 2021	22.93	0.30	7.31	7.61	(0.29)	—	(0.29)
Year Ended June 30, 2020	23.25	0.14	(0.13)	0.01	(0.22)	(0.11)	(0.33)
Class R3
Year Ended June 30, 2024	27.01	0.58	3.33	3.91	(0.21)	—	(0.21)
Year Ended June 30, 2023	24.32	0.36	2.74	3.10	(0.41)	—	(0.41)
Year Ended June 30, 2022	30.13	0.52	(4.93)	(4.41)	(0.40)	(1.00)	(1.40)
Year Ended June 30, 2021	22.86	0.39	7.27	7.66	(0.39)	—	(0.39)
Year Ended June 30, 2020	23.24	0.29	(0.23)	0.06	(0.33)	(0.11)	(0.44)
Class R4
Year Ended June 30, 2024	27.09	0.67	3.29	3.96	(0.60)	—	(0.60)
Year Ended June 30, 2023	24.41	0.52	2.66	3.18	(0.50)	—	(0.50)
Year Ended June 30, 2022	30.21	0.60	(4.96)	(4.36)	(0.44)	(1.00)	(1.44)
Year Ended June 30, 2021	22.92	0.63	7.12	7.75	(0.46)	—	(0.46)
Year Ended June 30, 2020	23.29	0.38	(0.26)	0.12	(0.38)	(0.11)	(0.49)
Class R5
Year Ended June 30, 2024	27.12	0.69	3.33	4.02	(0.64)	—	(0.64)
Year Ended June 30, 2023	24.44	0.53	2.68	3.21	(0.53)	—	(0.53)
Year Ended June 30, 2022	30.21	0.64	(4.95)	(4.31)	(0.46)	(1.00)	(1.46)
Year Ended June 30, 2021	22.92	0.49	7.29	7.78	(0.49)	—	(0.49)
Year Ended June 30, 2020	23.28	0.43	(0.26)	0.17	(0.42)	(0.11)	(0.53)
Class R6
Year Ended June 30, 2024	27.13	0.74	3.31	4.05	(0.68)	—	(0.68)
Year Ended June 30, 2023	24.45	0.60	2.63	3.23	(0.55)	—	(0.55)
Year Ended June 30, 2022	30.21	0.67	(4.95)	(4.28)	(0.48)	(1.00)	(1.48)
Year Ended June 30, 2021	22.92	0.56	7.25	7.81	(0.52)	—	(0.52)
Year Ended June 30, 2020	23.29	0.44	(0.26)	0.18	(0.44)	(0.11)	(0.55)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

138	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$30.52	14.82%	$4,021	0.32%	2.38%	0.52%	14%
27.16	13.22	3,010	0.31	1.90	0.51	22
24.42	(15.25)	5,656	0.30	2.07	0.50	30
30.22	34.02	8,625	0.32	1.69	0.53	41
22.92	0.48	6,039	0.39	1.62	0.62	45

30.29	14.26	378	0.82	1.80	1.12	14
27.00	12.66	363	0.81	2.78	1.07	22
24.40	(15.68)	29	0.80	1.38	1.08	30
30.25	33.34	38	0.83	1.14	1.05	41
22.93	(0.01)	34	0.89	0.58	1.43	45

30.71	14.53	4,530	0.57	2.06	0.75	14
27.01	12.94	5,191	0.56	1.42	0.74	22
24.32	(15.44)	29,263	0.55	1.79	0.75	30
30.13	33.66	42,002	0.57	1.46	0.77	41
22.86	0.19	24,977	0.64	1.28	0.85	45

30.45	14.80	35,098	0.32	2.37	0.49	14
27.09	13.25	32,552	0.31	2.07	0.49	22
24.41	(15.26)	32,393	0.30	2.09	0.50	30
30.21	34.00	34,312	0.33	2.33	0.53	41
22.92	0.48	9,393	0.39	1.63	0.61	45

30.50	15.02	13,907	0.17	2.44	0.35	14
27.12	13.37	16,583	0.16	2.11	0.35	22
24.44	(15.10)	24,949	0.15	2.20	0.34	30
30.21	34.17	54,184	0.17	1.80	0.38	41
22.92	0.67	46,316	0.24	1.84	0.46	45

30.50	15.14	2,497,858	0.07	2.64	0.24	14
27.13	13.49	2,110,679	0.06	2.35	0.24	22
24.45	(15.01)	1,728,200	0.05	2.33	0.25	30
30.21	34.30	2,001,424	0.07	2.03	0.27	41
22.92	0.74	1,011,011	0.14	1.93	0.36	45
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	139

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2045 Fund
Class I
Year Ended June 30, 2024	$28.19	$0.62	$3.78	$4.40	$(0.58)	$—	$(0.58)
Year Ended June 30, 2023	25.07	0.49	3.06	3.55	(0.43)	—	(0.43)
Year Ended June 30, 2022	31.00	0.61	(5.18)	(4.57)	(0.47)	(0.89)	(1.36)
Year Ended June 30, 2021	22.97	0.45	8.02	8.47	(0.44)	—	(0.44)
Year Ended June 30, 2020	23.43	0.36	(0.41)	(0.05)	(0.36)	(0.05)	(0.41)
Class R2
Year Ended June 30, 2024	28.09	0.53	3.70	4.23	(0.55)	—	(0.55)
Year Ended June 30, 2023	25.06	1.05	2.36	3.41	(0.38)	—	(0.38)
Year Ended June 30, 2022	31.02	0.34	(5.06)	(4.72)	(0.35)	(0.89)	(1.24)
Year Ended June 30, 2021	22.98	0.30	8.03	8.33	(0.29)	—	(0.29)
Year Ended June 30, 2020	23.41	0.19	(0.35)	(0.16)	(0.22)	(0.05)	(0.27)
Class R3
Year Ended June 30, 2024	28.07	0.52	3.81	4.33	(0.31)	—	(0.31)
Year Ended June 30, 2023	24.98	0.33	3.14	3.47	(0.38)	—	(0.38)
Year Ended June 30, 2022	30.93	0.52	(5.15)	(4.63)	(0.43)	(0.89)	(1.32)
Year Ended June 30, 2021	22.92	0.38	8.00	8.38	(0.37)	—	(0.37)
Year Ended June 30, 2020	23.38	0.28	(0.38)	(0.10)	(0.31)	(0.05)	(0.36)
Class R4
Year Ended June 30, 2024	28.13	0.63	3.77	4.40	(0.56)	—	(0.56)
Year Ended June 30, 2023	25.07	0.49	3.05	3.54	(0.48)	—	(0.48)
Year Ended June 30, 2022	31.00	0.61	(5.18)	(4.57)	(0.47)	(0.89)	(1.36)
Year Ended June 30, 2021	22.98	0.62	7.85	8.47	(0.45)	—	(0.45)
Year Ended June 30, 2020	23.43	0.36	(0.40)	(0.04)	(0.36)	(0.05)	(0.41)
Class R5
Year Ended June 30, 2024	28.18	0.66	3.79	4.45	(0.61)	—	(0.61)
Year Ended June 30, 2023	25.10	0.50	3.09	3.59	(0.51)	—	(0.51)
Year Ended June 30, 2022	31.02	0.63	(5.17)	(4.54)	(0.49)	(0.89)	(1.38)
Year Ended June 30, 2021	22.98	0.46	8.06	8.52	(0.48)	—	(0.48)
Year Ended June 30, 2020	23.43	0.41	(0.42)	(0.01)	(0.39)	(0.05)	(0.44)
Class R6
Year Ended June 30, 2024	28.22	0.71	3.77	4.48	(0.65)	—	(0.65)
Year Ended June 30, 2023	25.14	0.57	3.05	3.62	(0.54)	—	(0.54)
Year Ended June 30, 2022	31.04	0.68	(5.18)	(4.50)	(0.51)	(0.89)	(1.40)
Year Ended June 30, 2021	23.00	0.55	8.00	8.55	(0.51)	—	(0.51)
Year Ended June 30, 2020	23.46	0.43	(0.42)	0.01	(0.42)	(0.05)	(0.47)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

140	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$32.01	15.81%	$4,775	0.34%	2.13%	0.51%	13%
28.19	14.38	5,768	0.33	1.87	0.50	22
25.07	(15.55)	7,763	0.32	2.05	0.50	26
31.00	37.07	10,992	0.34	1.63	0.53	36
22.97	(0.24)	6,487	0.41	1.56	0.62	56

31.77	15.23	677	0.84	1.81	1.06	13
28.09	13.78	277	0.83	3.92	1.23	22
25.06	(15.96)	16	0.82	1.13	1.03	26
31.02	36.37	36	0.84	1.08	1.05	36
22.98	(0.73)	28	0.91	0.83	1.57	56

32.09	15.53	4,306	0.59	1.80	0.76	13
28.07	14.06	5,303	0.58	1.27	0.75	22
24.98	(15.76)	18,610	0.57	1.76	0.75	26
30.93	36.74	23,407	0.59	1.37	0.77	36
22.92	(0.47)	14,447	0.66	1.21	0.86	56

31.97	15.83	26,021	0.34	2.15	0.49	13
28.13	14.35	23,518	0.33	1.87	0.50	22
25.07	(15.55)	24,219	0.32	2.07	0.50	26
31.00	37.04	23,361	0.35	2.25	0.53	36
22.98	(0.20)	7,088	0.41	1.56	0.61	56

32.02	15.99	12,300	0.19	2.23	0.35	13
28.18	14.54	13,964	0.18	1.92	0.35	22
25.10	(15.45)	20,491	0.17	2.08	0.35	26
31.02	37.29	42,522	0.20	1.69	0.38	36
22.98	(0.05)	40,370	0.26	1.75	0.46	56

32.05	16.09	2,176,914	0.09	2.43	0.24	13
28.22	14.64	1,765,816	0.08	2.18	0.25	22
25.14	(15.32)	1,398,380	0.07	2.29	0.25	26
31.04	37.40	1,584,255	0.09	1.98	0.27	36
23.00	0.02	723,411	0.16	1.85	0.36	56
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	141

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2050 Fund
Class I
Year Ended June 30, 2024	$28.30	$0.69	$3.85	$4.54	$(0.57)	$—	$(0.57)
Year Ended June 30, 2023	25.03	0.40	3.22	3.62	(0.35)	—	(0.35)
Year Ended June 30, 2022	31.00	0.61	(5.19)	(4.58)	(0.47)	(0.92)	(1.39)
Year Ended June 30, 2021	22.96	0.44	8.04	8.48	(0.44)	—	(0.44)
Year Ended June 30, 2020	23.37	0.36	(0.36)	—	(0.34)	(0.07)	(0.41)
Class R2
Year Ended June 30, 2024	28.00	0.47	3.87	4.34	(0.51)	—	(0.51)
Year Ended June 30, 2023	24.99	0.90	2.56	3.46	(0.45)	—	(0.45)
Year Ended June 30, 2022	30.99	0.37	(5.10)	(4.73)	(0.35)	(0.92)	(1.27)
Year Ended June 30, 2021	22.95	0.28	8.05	8.33	(0.29)	—	(0.29)
Year Ended June 30, 2020	23.34	0.16	(0.28)	(0.12)	(0.20)	(0.07)	(0.27)
Class R3
Year Ended June 30, 2024	28.10	0.50	3.96	4.46	(0.24)	—	(0.24)
Year Ended June 30, 2023	24.94	0.31	3.22	3.53	(0.37)	—	(0.37)
Year Ended June 30, 2022	30.93	0.51	(5.15)	(4.64)	(0.43)	(0.92)	(1.35)
Year Ended June 30, 2021	22.92	0.38	8.00	8.38	(0.37)	—	(0.37)
Year Ended June 30, 2020	23.35	0.28	(0.33)	(0.05)	(0.31)	(0.07)	(0.38)
Class R4
Year Ended June 30, 2024	28.14	0.60	3.92	4.52	(0.55)	—	(0.55)
Year Ended June 30, 2023	25.01	0.49	3.11	3.60	(0.47)	—	(0.47)
Year Ended June 30, 2022	30.97	0.61	(5.18)	(4.57)	(0.47)	(0.92)	(1.39)
Year Ended June 30, 2021	22.95	0.64	7.83	8.47	(0.45)	—	(0.45)
Year Ended June 30, 2020	23.38	0.36	(0.36)	—	(0.36)	(0.07)	(0.43)
Class R5
Year Ended June 30, 2024	28.17	0.61	3.96	4.57	(0.59)	—	(0.59)
Year Ended June 30, 2023	25.03	0.49	3.15	3.64	(0.50)	—	(0.50)
Year Ended June 30, 2022	30.97	0.62	(5.15)	(4.53)	(0.49)	(0.92)	(1.41)
Year Ended June 30, 2021	22.94	0.47	8.04	8.51	(0.48)	—	(0.48)
Year Ended June 30, 2020	23.37	0.41	(0.38)	0.03	(0.39)	(0.07)	(0.46)
Class R6
Year Ended June 30, 2024	28.20	0.69	3.91	4.60	(0.63)	—	(0.63)
Year Ended June 30, 2023	25.06	0.56	3.10	3.66	(0.52)	—	(0.52)
Year Ended June 30, 2022	30.99	0.68	(5.18)	(4.50)	(0.51)	(0.92)	(1.43)
Year Ended June 30, 2021	22.96	0.55	7.99	8.54	(0.51)	—	(0.51)
Year Ended June 30, 2020	23.38	0.42	(0.35)	0.07	(0.42)	(0.07)	(0.49)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

142	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$32.27	16.22%	$1,481	0.35%	2.31%	0.57%	12%
28.30	14.63	804	0.34	1.54	0.51	21
25.03	(15.62)	2,505	0.33	2.03	0.50	30
31.00	37.14	4,604	0.34	1.61	0.55	35
22.96	(0.03)	3,183	0.41	1.51	0.64	46

31.83	15.65	711	0.85	1.61	1.08	12
28.00	14.06	542	0.84	3.37	1.06	21
24.99	(16.03)	24	0.82	1.22	1.04	30
30.99	36.45	46	0.85	1.05	1.06	35
22.95	(0.54)	31	0.91	0.69	1.60	46

32.32	15.94	1,953	0.60	1.72	0.77	12
28.10	14.33	2,723	0.59	1.21	0.75	21
24.94	(15.83)	10,840	0.58	1.72	0.75	30
30.93	36.76	15,505	0.59	1.38	0.78	35
22.92	(0.26)	8,489	0.66	1.24	0.87	46

32.11	16.24	28,745	0.35	2.05	0.50	12
28.14	14.61	25,985	0.34	1.87	0.50	21
25.01	(15.60)	24,896	0.33	2.04	0.50	30
30.97	37.11	26,235	0.34	2.31	0.53	35
22.95	(0.03)	6,401	0.41	1.55	0.62	46

32.15	16.41	9,377	0.20	2.09	0.35	12
28.17	14.77	12,384	0.19	1.90	0.35	21
25.03	(15.47)	16,656	0.18	2.07	0.35	30
30.97	37.33	37,779	0.19	1.73	0.38	35
22.94	0.11	31,456	0.26	1.74	0.47	46

32.17	16.53	1,753,755	0.10	2.33	0.25	12
28.20	14.88	1,420,575	0.09	2.15	0.25	21
25.06	(15.38)	1,059,409	0.08	2.28	0.25	30
30.99	37.43	1,211,998	0.09	1.96	0.27	35
22.96	0.27	595,698	0.16	1.82	0.37	46
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	143

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2055 Fund
Class I
Year Ended June 30, 2024	$28.02	$0.58	$3.93	$4.51	$(0.55)	$—	$(0.55)
Year Ended June 30, 2023	24.84	0.45	3.13	3.58	(0.40)	—	(0.40)
Year Ended June 30, 2022	30.75	0.60	(5.12)	(4.52)	(0.46)	(0.93)	(1.39)
Year Ended June 30, 2021	22.77	0.46	7.95	8.41	(0.43)	—	(0.43)
Year Ended June 30, 2020	23.18	0.36	(0.39)	(0.03)	(0.34)	(0.04)	(0.38)
Class R2
Year Ended June 30, 2024	27.99	0.47	3.87	4.34	(0.49)	—	(0.49)
Year Ended June 30, 2023	24.81	0.97	2.48	3.45	(0.27)	—	(0.27)
Year Ended June 30, 2022	30.76	0.36	(5.03)	(4.67)	(0.35)	(0.93)	(1.28)
Year Ended June 30, 2021	22.77	0.28	7.99	8.27	(0.28)	—	(0.28)
Year Ended June 30, 2020	23.16	0.16	(0.31)	(0.15)	(0.20)	(0.04)	(0.24)
Class R3
Year Ended June 30, 2024	27.89	0.51	3.92	4.43	(0.40)	—	(0.40)
Year Ended June 30, 2023	24.73	0.33	3.17	3.50	(0.34)	—	(0.34)
Year Ended June 30, 2022	30.66	0.48	(5.06)	(4.58)	(0.42)	(0.93)	(1.35)
Year Ended June 30, 2021	22.71	0.39	7.93	8.32	(0.37)	—	(0.37)
Year Ended June 30, 2020	23.14	0.31	(0.40)	(0.09)	(0.30)	(0.04)	(0.34)
Class R4
Year Ended June 30, 2024	27.93	0.60	3.89	4.49	(0.53)	—	(0.53)
Year Ended June 30, 2023	24.81	0.49	3.08	3.57	(0.45)	—	(0.45)
Year Ended June 30, 2022	30.72	0.60	(5.12)	(4.52)	(0.46)	(0.93)	(1.39)
Year Ended June 30, 2021	22.75	0.60	7.81	8.41	(0.44)	—	(0.44)
Year Ended June 30, 2020	23.17	0.35	(0.38)	(0.03)	(0.35)	(0.04)	(0.39)
Class R5
Year Ended June 30, 2024	27.99	0.61	3.94	4.55	(0.57)	—	(0.57)
Year Ended June 30, 2023	24.85	0.48	3.14	3.62	(0.48)	—	(0.48)
Year Ended June 30, 2022	30.74	0.62	(5.10)	(4.48)	(0.48)	(0.93)	(1.41)
Year Ended June 30, 2021	22.76	0.47	7.98	8.45	(0.47)	—	(0.47)
Year Ended June 30, 2020	23.18	0.40	(0.39)	0.01	(0.39)	(0.04)	(0.43)
Class R6
Year Ended June 30, 2024	28.02	0.69	3.90	4.59	(0.62)	—	(0.62)
Year Ended June 30, 2023	24.88	0.56	3.09	3.65	(0.51)	—	(0.51)
Year Ended June 30, 2022	30.76	0.68	(5.13)	(4.45)	(0.50)	(0.93)	(1.43)
Year Ended June 30, 2021	22.78	0.54	7.94	8.48	(0.50)	—	(0.50)
Year Ended June 30, 2020	23.20	0.42	(0.39)	0.03	(0.41)	(0.04)	(0.45)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

144	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$31.98	16.27%	$900	0.35%	2.01%	0.59%	11%
28.02	14.62	1,361	0.34	1.73	0.55	19
24.84	(15.52)	2,092	0.33	2.03	0.52	30
30.75	37.13	3,117	0.34	1.66	0.56	38
22.77	(0.15)	1,803	0.41	1.55	0.72	54

31.84	15.67	341	0.85	1.61	1.13	11
27.99	14.04	255	0.84	3.68	1.04	19
24.81	(15.95)	21	0.83	1.19	1.04	30
30.76	36.45	38	0.85	1.05	1.08	38
22.77	(0.68)	37	0.91	0.69	2.77	54

31.92	16.01	1,164	0.60	1.75	0.80	11
27.89	14.30	1,161	0.59	1.27	0.77	19
24.73	(15.76)	2,989	0.58	1.60	0.77	30
30.66	36.79	6,346	0.59	1.40	0.79	38
22.71	(0.40)	2,472	0.66	1.34	0.91	54

31.89	16.25	15,441	0.35	2.06	0.51	11
27.93	14.62	13,206	0.34	1.87	0.52	19
24.81	(15.54)	13,033	0.33	2.05	0.52	30
30.72	37.15	12,967	0.34	2.16	0.55	38
22.75	(0.15)	3,575	0.41	1.51	0.66	54

31.97	16.44	6,610	0.20	2.10	0.37	11
27.99	14.80	8,435	0.19	1.86	0.37	19
24.85	(15.40)	13,728	0.18	2.08	0.37	30
30.74	37.33	27,827	0.20	1.73	0.40	38
22.76	—	22,992	0.26	1.72	0.51	54

31.99	16.57	1,069,375	0.10	2.34	0.26	11
28.02	14.91	820,400	0.09	2.16	0.27	19
24.88	(15.31)	588,779	0.08	2.29	0.27	30
30.76	37.44	637,501	0.09	1.95	0.29	38
22.78	0.11	322,860	0.16	1.84	0.41	54
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	145

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2060 Fund
Class I
Year Ended June 30, 2024	$21.83	$0.47	$3.04	$3.51	$(0.40)	$—	$(0.40)
Year Ended June 30, 2023	19.37	0.38	2.42	2.80	(0.34)	—	(0.34)
Year Ended June 30, 2022	23.77	0.86	(4.36)	(3.50)	(0.36)	(0.54)	(0.90)
Year Ended June 30, 2021	17.63	0.35	6.12	6.47	(0.33)	—	(0.33)
Year Ended June 30, 2020	17.96	0.23	(0.26)	(0.03)	(0.26)	(0.04)	(0.30)
Class R2
Year Ended June 30, 2024	21.76	0.36	3.01	3.37	(0.36)	—	(0.36)
Year Ended June 30, 2023	19.32	0.33	2.37	2.70	(0.26)	—	(0.26)
Year Ended June 30, 2022	23.76	0.29	(3.91)	(3.62)	(0.28)	(0.54)	(0.82)
Year Ended June 30, 2021	17.61	0.23	6.14	6.37	(0.22)	—	(0.22)
Year Ended June 30, 2020	17.94	0.16	(0.28)	(0.12)	(0.17)	(0.04)	(0.21)
Class R3
Year Ended June 30, 2024	21.78	0.33	3.15	3.48	—	—	—
Year Ended June 30, 2023	19.29	0.22	2.52	2.74	(0.25)	—	(0.25)
Year Ended June 30, 2022	23.71	0.38	(3.94)	(3.56)	(0.32)	(0.54)	(0.86)
Year Ended June 30, 2021	17.58	0.29	6.12	6.41	(0.28)	—	(0.28)
Year Ended June 30, 2020	17.92	0.23	(0.30)	(0.07)	(0.23)	(0.04)	(0.27)
Class R4
Year Ended June 30, 2024	21.84	0.49	3.03	3.52	(0.40)	—	(0.40)
Year Ended June 30, 2023	19.38	0.40	2.40	2.80	(0.34)	—	(0.34)
Year Ended June 30, 2022	23.80	0.47	(3.99)	(3.52)	(0.36)	(0.54)	(0.90)
Year Ended June 30, 2021	17.65	0.32	6.16	6.48	(0.33)	—	(0.33)
Year Ended June 30, 2020	17.97	0.28	(0.30)	(0.02)	(0.26)	(0.04)	(0.30)
Class R5
Year Ended June 30, 2024	21.83	0.50	3.05	3.55	(0.42)	—	(0.42)
Year Ended June 30, 2023	19.35	0.40	2.43	2.83	(0.35)	—	(0.35)
Year Ended June 30, 2022	23.74	0.50	(3.98)	(3.48)	(0.37)	(0.54)	(0.91)
Year Ended June 30, 2021	17.60	0.38	6.12	6.50	(0.36)	—	(0.36)
Year Ended June 30, 2020	17.94	0.31	(0.31)	—	(0.30)	(0.04)	(0.34)
Class R6
Year Ended June 30, 2024	21.85	0.55	3.03	3.58	(0.45)	—	(0.45)
Year Ended June 30, 2023	19.37	0.45	2.40	2.85	(0.37)	—	(0.37)
Year Ended June 30, 2022	23.75	0.53	(3.99)	(3.46)	(0.38)	(0.54)	(0.92)
Year Ended June 30, 2021	17.61	0.43	6.09	6.52	(0.38)	—	(0.38)
Year Ended June 30, 2020	17.95	0.33	(0.32)	0.01	(0.31)	(0.04)	(0.35)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

146	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$24.94	16.25%	$12,069	0.35%	2.07%	0.53%	9%
21.83	14.65	10,506	0.34	1.87	0.55	18
19.37	(15.42)	9,233	0.33	4.00	0.62	21
23.77	36.93	540	0.34	1.63	0.66	34
17.63	(0.19)	250	0.41	1.27	1.77	53

24.77	15.65	690	0.85	1.60	1.12	9
21.76	14.14	505	0.84	1.61	1.16	18
19.32	(15.88)	27	0.83	1.28	1.29	21
23.76	36.31	36	0.85	1.11	1.23	34
17.61	(0.74)	27	0.91	0.89	1.61	53

25.26	15.98	53	0.60	1.47	1.28	9
21.78	14.38	207	0.59	1.11	0.81	18
19.29	(15.67)	2,066	0.58	1.68	0.85	21
23.71	36.66	2,590	0.59	1.36	0.90	34
17.58	(0.46)	1,205	0.66	1.28	1.18	53

24.96	16.27	4,849	0.35	2.13	0.54	9
21.84	14.66	3,378	0.34	1.96	0.55	18
19.38	(15.48)	1,980	0.33	2.12	0.61	21
23.80	36.93	338	0.35	1.54	0.73	34
17.65	(0.17)	255	0.41	1.52	0.97	53

24.96	16.46	3,239	0.20	2.18	0.41	9
21.83	14.84	2,992	0.19	1.97	0.41	18
19.35	(15.34)	3,030	0.18	2.17	0.44	21
23.74	37.18	7,173	0.19	1.81	0.51	34
17.60	(0.06)	3,779	0.26	1.74	0.81	53

24.98	16.60	563,560	0.10	2.38	0.28	9
21.85	14.95	375,082	0.09	2.21	0.30	18
19.37	(15.24)	222,534	0.08	2.33	0.34	21
23.75	37.29	186,508	0.09	1.97	0.39	34
17.61	0.04	71,093	0.16	1.84	0.67	53
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	147

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan SmartRetirement® Blend 2065 Fund
Class I
Year Ended June 30, 2024	$17.19	$0.39	$2.37	$2.76	$(0.23)	$19.72
November 1, 2022 (i) through June 30, 2023	15.00	0.24	2.04	2.28	(0.09)	17.19
Class R2
Year Ended June 30, 2024	17.15	0.28	2.39	2.67	(0.15)	19.67
November 1, 2022 (i) through June 30, 2023	15.00	0.19	2.03	2.22	(0.07)	17.15
Class R3
Year Ended June 30, 2024	17.17	0.33	2.39	2.72	(0.19)	19.70
November 1, 2022 (i) through June 30, 2023	15.00	0.21	2.04	2.25	(0.08)	17.17
Class R4
Year Ended June 30, 2024	17.19	0.37	2.39	2.76	(0.23)	19.72
November 1, 2022 (i) through June 30, 2023	15.00	0.24	2.04	2.28	(0.09)	17.19
Class R5
Year Ended June 30, 2024	17.20	0.43	2.37	2.80	(0.26)	19.74
November 1, 2022 (i) through June 30, 2023	15.00	0.26	2.03	2.29	(0.09)	17.20
Class R6
Year Ended June 30, 2024	17.21	0.48	2.33	2.81	(0.27)	19.75
November 1, 2022 (i) through June 30, 2023	15.00	0.32	1.98	2.30	(0.09)	17.21

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Does not include expenses of Underlying Funds.
(g)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(i)	Commencement of operations.

148

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)(h)	Net investment income (loss)(b)(h)	Expenses without waivers and reimbursements(f)(h)	Portfolio turnover rate(d)

16.18%	$32	0.34%	2.14%	3.29%	13%
15.25	23	0.33	2.29	16.89	29

15.62	26	0.84	1.56	3.59	13
14.89	23	0.83	1.76	17.40	29

15.93	27	0.59	1.81	3.34	13
15.07	23	0.58	2.01	17.14	29

16.18	27	0.34	2.06	3.12	13
15.25	23	0.33	2.26	16.88	29

16.41	51	0.19	2.35	2.67	13
15.34	23	0.18	2.41	16.73	29

16.49	30,719	0.09	2.62	1.79	13
15.43	7,412	0.08	2.97	6.59	29

149

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust IV (“JPM IV") (collectively, the “Trusts”) were formed on November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 11 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan SmartRetirement® Blend Income Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2020 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2025 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2030 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2035 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2040 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2045 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2050 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2055 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2060 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2065 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM IV	Diversified
JPMorgan SmartRetirement® Blend Income Fund seeks current income and some capital appreciation. The remaining JPMorgan SmartRetirement® Blend Funds each seek high total return with a shift to current income and some capital appreciation over time as each Fund approaches and passes its respective target retirement date.
All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trusts (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations

150	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Funds are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
JPMorgan SmartRetirement® Blend Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$23,286	$975	$24,261
Collateralized Mortgage Obligations	—	7,148	—	7,148
Commercial Mortgage-Backed Securities	—	4,703	—	4,703
Corporate Bonds	—	49,496	—	49,496
Exchange-Traded Funds	178,572	—	—	178,572
Foreign Government Securities	—	576	—	576

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	151

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment Companies	$272,132	$—	$—	$272,132
Mortgage-Backed Securities	—	50,653	—	50,653
Municipal Bonds	—	65	—	65
U.S. Treasury Obligations	—	46,367	—	46,367
Short-Term Investments
Investment Companies	24,908	—	—	24,908
Total Investments in Securities	$475,612	$182,294	$975	$658,881
Appreciation in Other Financial Instruments
Futures Contracts	$43	$—	$—	$43

JPMorgan SmartRetirement® Blend 2020 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$34,376	$1,555	$35,931
Collateralized Mortgage Obligations	—	9,912	—	9,912
Commercial Mortgage-Backed Securities	—	7,248	—	7,248
Corporate Bonds	—	58,263	—	58,263
Exchange-Traded Funds	218,019	—	—	218,019
Foreign Government Securities	—	370	—	370
Investment Companies	331,409	—	—	331,409
Mortgage-Backed Securities	—	62,104	—	62,104
Municipal Bonds	—	110	—	110
U.S. Treasury Obligations	—	49,337	—	49,337
Short-Term Investments
Investment Companies	36,437	—	—	36,437
Total Investments in Securities	$585,865	$221,720	$1,555	$809,140
Appreciation in Other Financial Instruments
Futures Contracts	$35	$—	$—	$35

JPMorgan SmartRetirement® Blend 2025 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$64,828	$1,380	$66,208
Collateralized Mortgage Obligations	—	19,121	—	19,121
Commercial Mortgage-Backed Securities	—	11,602	—	11,602
Corporate Bonds	—	131,887	—	131,887
Exchange-Traded Funds	539,850	—	—	539,850
Foreign Government Securities	—	1,030	—	1,030
Investment Companies	836,970	—	—	836,970
Mortgage-Backed Securities	—	136,439	—	136,439
Municipal Bonds	—	195	—	195
U.S. Treasury Obligations	—	139,973	—	139,973

152	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

JPMorgan SmartRetirement® Blend 2025 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$50,752	$—	$—	$50,752
Total Investments in Securities	$1,427,572	$505,075	$1,380	$1,934,027
Appreciation in Other Financial Instruments
Futures Contracts	$141	$—	$—	$141

JPMorgan SmartRetirement® Blend 2030 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$71,222	$1,293	$72,515
Collateralized Mortgage Obligations	—	27,437	1,223	28,660
Commercial Mortgage-Backed Securities	—	14,069	—	14,069
Corporate Bonds	—	152,499	—	152,499
Exchange-Traded Funds	715,838	—	—	715,838
Foreign Government Securities	—	1,024	—	1,024
Investment Companies	1,228,929	—	—	1,228,929
Mortgage-Backed Securities	—	148,004	—	148,004
Municipal Bonds	—	205	—	205
U.S. Treasury Obligations	—	162,383	—	162,383
Short-Term Investments
Investment Companies	63,873	—	—	63,873
Total Investments in Securities	$2,008,640	$576,843	$2,516	$2,587,999
Appreciation in Other Financial Instruments
Futures Contracts	$169	$—	$—	$169
Depreciation in Other Financial Instruments
Futures Contracts	(78)	—	—	(78)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$91	$—	$—	$91

JPMorgan SmartRetirement® Blend 2035 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$25,794	$900	$26,694
Collateralized Mortgage Obligations	—	11,588	313	11,901
Commercial Mortgage-Backed Securities	—	4,726	—	4,726
Corporate Bonds	—	52,918	—	52,918
Exchange-Traded Funds	851,125	—	—	851,125
Foreign Government Securities	—	195	—	195
Investment Companies	1,678,631	—	—	1,678,631
Mortgage-Backed Securities	—	55,713	—	55,713
Municipal Bonds	—	55	—	55
U.S. Treasury Obligations	—	64,198	—	64,198

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	153

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend 2035 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$64,289	$—	$—	$64,289
Total Investments in Securities	$2,594,045	$215,187	$1,213	$2,810,445
Appreciation in Other Financial Instruments
Futures Contracts	$65	$—	$—	$65
Depreciation in Other Financial Instruments
Futures Contracts	(85)	—	—	(85)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(20)	$—	$—	$(20)

JPMorgan SmartRetirement® Blend 2040 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$867,042	$—	$—	$867,042
Investment Companies	1,645,414	—	—	1,645,414
U.S. Treasury Obligations	—	3,515	—	3,515
Short-Term Investments
Investment Companies	40,455	—	—	40,455
Total Investments in Securities	$2,552,911	$3,515	$—	$2,556,426
Appreciation in Other Financial Instruments
Futures Contracts	$40	$—	$—	$40
Depreciation in Other Financial Instruments
Futures Contracts	(77)	—	—	(77)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(37)	$—	$—	$(37)

JPMorgan SmartRetirement® Blend 2045 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$812,127	$—	$—	$812,127
Investment Companies	1,375,814	—	—	1,375,814
U.S. Treasury Obligations	—	3,010	—	3,010
Short-Term Investments
Investment Companies	32,832	—	—	32,832
Total Investments in Securities	$2,220,773	$3,010	$—	$2,223,783
Appreciation in Other Financial Instruments
Futures Contracts	$35	$—	$—	$35

154	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

JPMorgan SmartRetirement® Blend 2045 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$(67)	$—	$—	$(67)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(32)	$—	$—	$(32)

JPMorgan SmartRetirement® Blend 2050 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$678,883	$—	$—	$678,883
Investment Companies	1,090,491	—	—	1,090,491
U.S. Treasury Obligations	—	2,481	—	2,481
Short-Term Investments
Investment Companies	24,774	—	—	24,774
Total Investments in Securities	$1,794,148	$2,481	$—	$1,796,629
Appreciation in Other Financial Instruments
Futures Contracts	$28	$—	$—	$28
Depreciation in Other Financial Instruments
Futures Contracts	(54)	—	—	(54)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(26)	$—	$—	$(26)

JPMorgan SmartRetirement® Blend 2055 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$408,060	$—	$—	$408,060
Investment Companies	665,298	—	—	665,298
U.S. Treasury Obligations	—	1,571	—	1,571
Short-Term Investments
Investment Companies	19,026	—	—	19,026
Total Investments in Securities	$1,092,384	$1,571	$—	$1,093,955
Appreciation in Other Financial Instruments
Futures Contracts	$17	$—	$—	$17
Depreciation in Other Financial Instruments
Futures Contracts	(33)	—	—	(33)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(16)	$—	$—	$(16)

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	155

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend 2060 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$219,809	$—	$—	$219,809
Investment Companies	354,043	—	—	354,043
U.S. Treasury Obligations	—	1,046	—	1,046
Short-Term Investments
Investment Companies	8,430	—	—	8,430
Total Investments in Securities	$582,282	$1,046	$—	$583,328
Appreciation in Other Financial Instruments
Futures Contracts	$9	$—	$—	$9
Depreciation in Other Financial Instruments
Futures Contracts	(17)	—	—	(17)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(8)	$—	$—	$(8)

JPMorgan SmartRetirement® Blend 2065 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$11,534	$—	$—	$11,534
Investment Companies	18,423	—	—	18,423
U.S. Treasury Obligations	—	62	—	62
Short-Term Investments
Investment Companies	806	—	—	806
Total Investments in Securities	$30,763	$62	$—	$30,825
Appreciation in Other Financial Instruments
Futures Contracts	$1	$—	$—	$1
Depreciation in Other Financial Instruments
Futures Contracts	(1)	—	—	(1)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$— (a)	$—	$—	$— (a)

(a)	Amount rounds to less than one thousand.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

156	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— JPMorgan SmartRetirement® Blend Income Fund, JPMorgan SmartRetirement® Blend 2020 Fund, JPMorgan SmartRetirement® Blend 2025 Fund, JPMorgan SmartRetirement® Blend 2030 Fund and JPMorgan SmartRetirement® Blend 2035 Fund purchased when-issued securities, including To-Be-Announced securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Funds' Statements of Assets and Liabilities.
JPMorgan SmartRetirement® Blend Income Fund, JPMorgan SmartRetirement® Blend 2020 Fund, JPMorgan SmartRetirement® Blend 2025 Fund, JPMorgan SmartRetirement® Blend 2030 Fund and JPMorgan SmartRetirement® Blend 2035 Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of June 30, 2024, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at June 30, 2024 are detailed on the SOIs, if any.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ and ETFs' distributions may be reinvested into such Underlying Funds and ETFs Reinvestment amounts are included in the purchases at cost amounts in the tables below.
JPMorgan SmartRetirement® Blend Income Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$10,532	$2,732	$1,921	$1	$898	$12,242	234	$321	$—
JPMorgan BetaBuilders International Equity ETF (a)	74,616	—	15,765	700	4,250	63,801	1,080	2,275	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	5,474	328	604	42	190	5,430	62	190	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	78,011	7,033	56,838	(4,141)	3,343	27,408	603	2,043	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	18,412	881	3,056	245	1,716	18,198	207	252	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	15,707	1,972	8,669	(398)	1,422	10,034	164	233	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	663	8,251	291	(43)	26	8,606	188	238	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	67,891	9,041	7,374	(1,291)	588	68,855	9,671	3,077	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	336	11,424	—	—	46	11,806	1,932	292	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	10,519	3,007	2,086	(198)	1,175	12,417	744	326	—
JPMorgan Equity Index Fund Class R6 Shares (a)	129,746	12,356	25,284	1,683	25,719	144,220	1,760	1,925	—
JPMorgan High Yield Fund Class R6 Shares (a)	32,972	19,044	18,374	(1,534)	2,726	34,834	5,460	2,853	—

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	157

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend Income Fund (continued)
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Inflation Managed Bond ETF (a)	$23,376	$10,360	$1,222	$(58)	$397	$32,853	704	$1,022	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	37,443	156,043	168,578	—	—	24,908	24,908	1,928	—
Total	$505,698	$242,472	$310,062	$(4,992)	$42,496	$475,612		$16,975	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.

JPMorgan SmartRetirement® Blend 2020 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$14,153	$2,269	$2,524	$16	$1,096	$15,010	286	$416	$—
JPMorgan BetaBuilders International Equity ETF (a)	100,046	—	29,464	5,290	1,155	77,027	1,304	2,888	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	7,562	168	1,391	121	198	6,658	76	251	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	98,985	2,842	67,134	(4,678)	3,796	33,811	745	2,396	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	24,804	1,348	6,412	918	1,652	22,310	254	322	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	21,159	557	10,668	(634)	1,926	12,340	202	303	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	1,236	11,412	2,043	(179)	159	10,585	231	302	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	91,457	12,175	18,302	(2,887)	1,977	84,420	11,857	3,897	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	525	14,635	723	(11)	74	14,500	2,373	376	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	14,144	4,806	4,860	(584)	1,723	15,229	912	395	—
JPMorgan Equity Index Fund Class R6 Shares (a)	175,675	11,700	47,869	6,114	28,933	174,553	2,131	2,456	—
JPMorgan High Yield Fund Class R6 Shares (a)	43,990	22,732	25,629	(2,294)	3,908	42,707	6,694	3,673	—
JPMorgan Inflation Managed Bond ETF (a)	33,353	12,605	6,036	(387)	743	40,278	863	1,346	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	47,319	200,474	211,356	—	—	36,437	36,437	2,221	—
Total	$674,408	$297,723	$434,411	$805	$47,340	$585,865		$21,242	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.

158	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

JPMorgan SmartRetirement® Blend 2025 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$39,071	$1,327	$2,868	$87	$2,852	$40,469	772	$1,150	$—
JPMorgan BetaBuilders International Equity ETF (a)	248,867	5,230	59,754	7,451	9,157	210,951	3,571	7,601	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	18,741	509	2,137	133	628	17,874	204	639	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	206,261	24,102	150,992	(12,294)	10,306	77,383	1,704	5,500	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	63,130	1,798	11,632	1,185	5,610	60,091	683	862	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	54,177	3,231	27,867	(1,678)	5,286	33,149	543	800	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	3,882	22,206	3,022	(440)	405	23,031	504	654	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	181,315	20,669	6,197	(1,021)	(370)	194,396	27,303	8,467	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,848	26,641	191	(7)	207	31,498	5,155	927	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	39,020	5,426	6,339	(362)	3,299	41,044	2,459	1,161	—
JPMorgan Equity Index Fund Class R6 Shares (a)	445,301	24,888	86,218	9,434	83,666	477,071	5,823	6,516	—
JPMorgan High Yield Fund Class R6 Shares (a)	94,414	43,164	47,983	(4,316)	7,682	92,961	14,571	7,610	—
JPMorgan Inflation Managed Bond ETF (a)	44,885	32,147	887	(49)	806	76,902	1,647	2,182	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	38,256	390,027	377,531	—	—	50,752	50,752	2,980	—
Total	$1,482,168	$601,365	$783,618	$(1,877)	$129,534	$1,427,572		$47,049	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.

JPMorgan SmartRetirement® Blend 2030 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$64,883	$3,044	$3,997	$97	$4,866	$68,893	1,315	$1,930	$—
JPMorgan BetaBuilders International Equity ETF (a)	393,021	14,572	75,186	6,407	20,942	359,756	6,089	12,567	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	29,279	1,928	2,296	154	1,111	30,176	344	1,035	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	184,445	44,487	139,014	(15,885)	13,860	87,893	1,936	5,519	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	100,483	7,920	41,373	4,471	5,464	76,965	874	1,180	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	86,091	9,125	69,397	(2,370)	7,367	30,816	506	1,022	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	2,072	20,977	—	—	147	23,196	507	891	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	185,594	51,104	14,049	(2,473)	626	220,802	31,012	9,144	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,552	26,897	253	(12)	205	31,389	5,137	914	—

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	159

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend 2030 Fund (continued)
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	$64,792	$10,073	$10,110	$(167)	$5,323	$69,911	4,189	$2,000	$—
JPMorgan Equity Index Fund Class R6 Shares (a)	682,934	72,372	96,844	6,230	148,391	813,083	9,924	10,782	—
JPMorgan High Yield Fund Class R6 Shares (a)	111,559	29,872	51,177	(4,643)	8,133	93,744	14,693	7,675	—
JPMorgan Inflation Managed Bond ETF (a)	4,581	33,215	—	—	347	38,143	817	669	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	37,281	450,639	424,047	—	—	63,873	63,873	2,553	—
Total	$1,951,567	$776,225	$927,743	$(8,191)	$216,782	$2,008,640		$57,881	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.

JPMorgan SmartRetirement® Blend 2035 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$79,606	$15,959	$11,206	$(329)	$6,537	$90,567	1,729	$2,429	$—
JPMorgan BetaBuilders International Equity ETF (a)	473,311	41,016	75,827	1,128	33,238	472,866	8,004	16,046	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	34,684	5,585	2,220	155	1,573	39,777	453	1,301	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	129,658	30,413	88,459	(8,133)	6,914	70,393	1,550	4,179	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	121,895	13,324	39,180	1,418	9,591	107,048	1,216	1,429	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	104,462	13,389	70,743	(4,542)	9,885	52,451	861	1,231	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	2,411	16,714	1,079	(164)	141	18,023	394	514	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	309,694	131,205	13,240	(2,938)	(320)	424,401	59,607	16,302	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,409	22,737	—	—	103	24,249	3,969	614	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	79,474	7,256	1,519	(35)	6,709	91,885	5,505	2,479	—
JPMorgan Equity Index Fund Class R6 Shares (a)	808,246	124,920	62,531	340	194,725	1,065,700	13,008	13,650	—
JPMorgan High Yield Fund Class R6 Shares (a)	57,884	40,826	28,483	(2,704)	4,873	72,396	11,347	5,464	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	52,938	444,045	432,694	—	—	64,289	64,289	3,154	—
Total	$2,255,672	$907,389	$827,181	$(15,804)	$273,969	$2,594,045		$68,792	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.

160	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

JPMorgan SmartRetirement® Blend 2040 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$84,671	$16,223	$9,264	$(273)	$6,675	$98,032	1,871	$2,563	$—
JPMorgan BetaBuilders International Equity ETF (a)	482,908	48,258	68,819	776	34,487	497,610	8,423	16,568	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	36,242	5,825	2,110	148	1,646	41,751	476	1,364	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	57,221	7,965	21,723	(4,003)	3,359	42,819	943	2,143	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	126,479	19,410	39,307	1,211	10,781	118,574	1,347	1,535	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	107,773	13,680	69,954	(4,360)	10,172	57,311	940	1,326	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	11,819	791	1,967	(255)	557	10,945	239	763	—
JPMorgan Core Bond Fund Class R6 Shares (a)	57,191	79,076	5,735	(1,539)	13	129,006	12,760	3,429	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	171,716	94,377	5,735	(1,436)	(769)	258,153	36,257	9,506	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	10,643	10,817	6,638	(1,695)	1,944	15,071	2,467	741	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	84,587	12,535	8,662	(312)	7,158	95,306	5,710	2,644	—
JPMorgan Equity Index Fund Class R6 Shares (a)	843,371	116,391	57,704	(669)	202,329	1,103,718	13,472	14,176	—
JPMorgan High Yield Fund Class R6 Shares (a)	47,954	7,881	13,051	(1,283)	2,659	44,160	6,922	3,208	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	29,871	315,841	305,257	—	—	40,455	40,455	2,223	—
Total	$2,152,446	$749,070	$615,926	$(13,690)	$281,011	$2,552,911		$62,189	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.

JPMorgan SmartRetirement® Blend 2045 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$76,482	$17,883	$7,910	$(431)	$6,296	$92,320	1,762	$2,440	$—
JPMorgan BetaBuilders International Equity ETF (a)	439,547	65,960	61,708	(146)	32,135	475,788	8,053	15,433	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	33,037	6,787	2,042	141	1,702	39,625	452	1,270	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	25,360	4,752	6,830	(668)	289	22,903	505	984	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	115,878	13,720	29,696	629	10,487	111,018	1,261	1,458	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	98,570	15,176	63,607	(4,537)	10,227	55,829	916	1,269	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	12,045	2,299	—	—	300	14,644	320	856	—
JPMorgan Core Bond Fund Class R6 Shares (a)	25,346	44,342	—	—	(685)	69,003	6,825	1,708	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	76,101	63,101	—	—	(1,120)	138,082	19,394	4,637	—

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	161

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend 2045 Fund (continued)
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	$6,514	$5,877	$4,483	$(986)	$1,134	$8,056	1,318	$424	$—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	79,001	13,466	8,483	(301)	6,634	90,317	5,412	2,500	—
JPMorgan Equity Index Fund Class R6 Shares (a)	777,088	137,717	46,390	(1,310)	188,482	1,055,587	12,884	13,233	—
JPMorgan High Yield Fund Class R6 Shares (a)	12,218	6,626	4,474	(250)	649	14,769	2,315	910	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	31,032	310,467	308,667	—	—	32,832	32,832	2,061	—
Total	$1,808,219	$708,173	$544,290	$(7,859)	$256,530	$2,220,773		$49,183	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.

JPMorgan SmartRetirement® Blend 2050 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$63,487	$16,075	$6,142	$(263)	$5,269	$78,426	1,497	$2,052	$—
JPMorgan BetaBuilders International Equity ETF (a)	364,687	50,735	41,113	(288)	27,365	401,386	6,794	12,944	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	27,349	6,263	1,331	93	1,286	33,660	384	1,064	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	13,042	3,668	4,370	(518)	276	12,098	266	533	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	96,298	19,525	27,536	(88)	9,450	97,649	1,109	1,237	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	82,047	8,764	47,840	(3,194)	8,022	47,799	784	1,065	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	5,898	1,822	—	—	145	7,865	172	437	—
JPMorgan Core Bond Fund Class R6 Shares (a)	13,197	25,328	1,663	(407)	(11)	36,444	3,605	915	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	39,658	35,478	1,674	(447)	(87)	72,928	10,243	2,487	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,934	3,367	3,940	(760)	866	4,467	731	283	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	65,530	10,712	5,173	(128)	5,559	76,500	4,583	2,059	—
JPMorgan Equity Index Fund Class R6 Shares (a)	646,013	121,396	32,922	(981)	158,689	892,195	10,890	11,096	—
JPMorgan High Yield Fund Class R6 Shares (a)	5,983	6,488	4,639	(328)	453	7,957	1,247	508	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	21,739	246,424	243,389	—	—	24,774	24,774	1,586	—
Total	$1,449,862	$556,045	$421,732	$(7,309)	$217,282	$1,794,148		$38,266	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.

162	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

JPMorgan SmartRetirement® Blend 2055 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$36,739	$11,991	$3,882	$(158)	$3,267	$47,957	916	$1,219	$—
JPMorgan BetaBuilders International Equity ETF (a)	210,654	36,197	23,823	(205)	16,474	239,297	4,050	7,783	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	15,728	4,371	516	34	817	20,434	233	641	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	7,495	2,300	2,341	(229)	134	7,359	162	320	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	55,613	11,642	13,535	(95)	5,661	59,286	674	734	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	47,383	8,109	29,376	(1,710)	4,516	28,922	474	628	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	3,390	1,333	—	—	82	4,805	105	256	—
JPMorgan Core Bond Fund Class R6 Shares (a)	7,588	14,719	—	—	(183)	22,124	2,188	551	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	22,802	21,760	—	—	(292)	44,270	6,218	1,474	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,835	2,022	2,236	(415)	477	2,683	439	165	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	37,918	9,190	3,950	(141)	3,426	46,443	2,783	1,207	—
JPMorgan Equity Index Fund Class R6 Shares (a)	372,940	95,483	17,874	(605)	95,004	544,948	6,651	6,629	—
JPMorgan High Yield Fund Class R6 Shares (a)	3,437	2,692	1,444	(67)	212	4,830	757	321	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	16,149	190,318	187,441	—	—	19,026	19,026	952	—
Total	$840,671	$412,127	$286,418	$(3,591)	$129,595	$1,092,384		$22,880	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.

JPMorgan SmartRetirement® Blend 2060 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$17,394	$8,608	$2,274	$(43)	$1,769	$25,454	486	$618	$—
JPMorgan BetaBuilders International Equity ETF (a)	97,760	33,607	9,874	(54)	8,742	130,181	2,203	4,040	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	7,430	3,447	534	32	471	10,846	124	329	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	3,737	1,292	1,091	(106)	66	3,898	86	163	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	25,826	8,777	5,993	(110)	3,011	31,511	358	375	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	22,004	5,228	13,324	(551)	2,019	15,376	252	314	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	1,520	987	—	—	36	2,543	55	123	—
JPMorgan Core Bond Fund Class R6 Shares (a)	3,734	8,090	—	—	(79)	11,745	1,162	275	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	11,213	12,399	—	—	(112)	23,500	3,300	756	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,271	1,069	951	(158)	186	1,417	232	79	—

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	163

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend 2060 Fund (continued)
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	$17,368	$7,057	$1,582	$(29)	$1,837	$24,651	1,477	$606	$—
JPMorgan Equity Index Fund Class R6 Shares (a)	173,084	75,025	7,115	(136)	49,308	290,166	3,542	3,390	—
JPMorgan High Yield Fund Class R6 Shares (a)	1,541	1,679	722	(41)	107	2,564	402	154	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	10,279	120,338	122,187	—	—	8,430	8,430	523	—
Total	$394,161	$287,603	$165,647	$(1,196)	$67,361	$582,282		$11,745	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.

JPMorgan SmartRetirement® Blend 2065 Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$336	$1,156	$243	$1	$73	$1,323	25	$22	$—
JPMorgan BetaBuilders International Equity ETF (a)	1,793	4,967	190	(2)	266	6,834	116	158	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	139	453	25	— (b)	24	591	7	11	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	71	328	204	(3)	4	196	4	5	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	29	108	10	— (b)	1	128	3	4	—
JPMorgan Core Bond Fund Class R6 Shares (a)	71	519	—	—	(1)	589	58	10	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	214	966	—	—	(1)	1,179	166	26	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	18	90	36	— (b)	— (b)	72	12	2	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	238	1,009	26	— (b)	88	1,309	78	13	—
JPMorgan Equity Index Fund Class R6 Shares (a)	3,343	10,444	458	(2)	1,818	15,145	185	119	—
JPMorgan High Yield Fund Class R6 Shares (a)	28	119	20	— (b)	2	129	20	5	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c)	423	15,885	15,502	—	—	806	806	28	—
Total	$6,703	$36,044	$16,714	$(6)	$2,274	$28,301		$403	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of June 30, 2024.
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported

164	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Futures Contracts— The Funds used treasury and index futures contracts to manage and hedge interest rate and equity price risks associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Funds' futures contracts activity during the year ended June 30, 2024:
	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2020 Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund
Futures Contracts:
Average Notional Balance Long	$16,108	$20,721	$46,921	$89,594
Average Notional Balance Short	(15,202)	(20,393)	(32,132)	(37,377)
Ending Notional Balance Long	6,498	5,220	25,461	85,370

	JPMorgan SmartRetirement® Blend 2035 Fund	JPMorgan SmartRetirement® Blend 2040 Fund	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund
Futures Contracts:
Average Notional Balance Long	$96,109	$82,699	$69,247	$54,735
Average Notional Balance Short	(37,972)	(40,769)	(34,336)	(27,456)
Ending Notional Balance Long	51,284	43,668	37,933	30,585

	JPMorgan SmartRetirement® Blend 2055 Fund	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund
Futures Contracts:
Average Notional Balance Long	$32,374	$15,688	$196
Average Notional Balance Short	(16,069)	(7,802)	—
Ending Notional Balance Long	18,612	9,860	503

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	165

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
G. Summary of Derivatives Information— The following tables present the value of derivatives held as of June 30, 2024, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2020 Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$—	$—	$—	$54	$44
Unrealized Depreciation on Futures Contracts *	—	—	—	(78)	(85)
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	43	35	141	115	21
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	43	35	141	91	(20)

	JPMorgan SmartRetirement® Blend 2040 Fund	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund	JPMorgan SmartRetirement® Blend 2060 Fund
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$40	$35	$28	$17	$9
Unrealized Depreciation on Futures Contracts *	(77)	(67)	(54)	(33)	(17)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	(37)	(32)	(26)	(16)	(8)

JPMorgan SmartRetirement® Blend 2065 Fund
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$1
Unrealized Depreciation on Futures Contracts *	(1)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	— **

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Amount rounds to less than one thousand.

166	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

The following tables present the effect of derivatives on the Statements of Operations for the year ended June 30, 2024, by primary underlying risk exposure:
	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2020 Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$(442)	$(499)	$(193)	$2,531	$5,581
Interest Rate Risk Exposure:
Futures Contracts	(912)	(1,143)	(2,410)	(2,882)	(2,709)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	229	318	243	(479)	(1,289)
Interest Rate Risk Exposure:
Futures Contracts	133	158	399	435	340

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	167

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)

	JPMorgan SmartRetirement® Blend 2040 Fund	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund	JPMorgan SmartRetirement® Blend 2060 Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$3,706	$2,979	$2,424	$1,430	$648
Interest Rate Risk Exposure:
Futures Contracts	(2,441)	(2,102)	(1,815)	(1,001)	(454)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	(694)	(533)	(444)	(257)	(114)
Interest Rate Risk Exposure:
Futures Contracts	290	242	194	112	52

JPMorgan SmartRetirement® Blend 2065 Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$12
Interest Rate Risk Exposure:
Futures Contracts	(16)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Futures Contracts	— (a)

(a)	Amount rounds to less than one thousand.
H. Offering and Organization Costs— Total offering costs of $131 incurred in connection with the offering of shares of JPMorgan SmartRetirement® Blend 2065 Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund, if any, are/were recorded as an expense at the time the Fund commenced operations. For the year ended June 30, 2024, total offering costs amortized were $45.
I. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

168	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

J. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2024 are as follows:
	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
JPMorgan SmartRetirement® Blend Income Fund
Transfer agency fees	$— (a)	$— (a)	$— (a)	$1	$1	$10	$12
JPMorgan SmartRetirement® Blend 2020 Fund
Transfer agency fees	1	— (a)	1	— (a)	1	11	14
JPMorgan SmartRetirement® Blend 2025 Fund
Transfer agency fees	1	— (a)	1	1	1	21	25
JPMorgan SmartRetirement® Blend 2030 Fund
Transfer agency fees	1	— (a)	1	1	1	25	29
JPMorgan SmartRetirement® Blend 2035 Fund
Transfer agency fees	1	— (a)	1	1	1	25	29
JPMorgan SmartRetirement® Blend 2040 Fund
Transfer agency fees	1	— (a)	— (a)	1	1	24	27
JPMorgan SmartRetirement® Blend 2045 Fund
Transfer agency fees	1	— (a)	1	— (a)	1	21	24
JPMorgan SmartRetirement® Blend 2050 Fund
Transfer agency fees	1	— (a)	— (a)	1	1	19	22
JPMorgan SmartRetirement® Blend 2055 Fund
Transfer agency fees	1	— (a)	1	1	1	14	18
JPMorgan SmartRetirement® Blend 2060 Fund
Transfer agency fees	— (a)	— (a)	1	— (a)	1	10	12
JPMorgan SmartRetirement® Blend 2065 Fund
Transfer agency fees	— (a)	— (a)	— (a)	— (a)	— (a)	2	2

(a)	Amount rounds to less than one thousand.
The Funds invested in Underlying Funds and, as a result bear a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds and ETFs are waived as described in Note 3.F.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	169

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
K. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
L. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. Prior to January 1, 2022, distributions from net investment income, if any, were generally declared and paid at least quarterly and were declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
JPMorgan SmartRetirement® Blend Income Fund	$—	$53	$(53)
JPMorgan SmartRetirement® Blend 2020 Fund	—	78	(78)
JPMorgan SmartRetirement® Blend 2025 Fund	—	116	(116)
JPMorgan SmartRetirement® Blend 2030 Fund	—	23	(23)
JPMorgan SmartRetirement® Blend 2035 Fund	—	(26)	26
JPMorgan SmartRetirement® Blend 2040 Fund	—	20	(20)
JPMorgan SmartRetirement® Blend 2045 Fund	—	20	(20)
JPMorgan SmartRetirement® Blend 2050 Fund	—	99	(99)
JPMorgan SmartRetirement® Blend 2055 Fund	—	29	(29)
JPMorgan SmartRetirement® Blend 2060 Fund	—	55	(55)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments and foreign currency gains or losses.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.15% of each Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended June 30, 2024, the effective rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan

170	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class R2	Class R3
0.50	0.25
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class I	Class R2	Class R3	Class R4	Class R5
0.25%	0.25%	0.25%	0.25%	0.10%
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements— The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:
Class I	Class R2	Class R3	Class R4	Class R5	Class R6
0.44%	0.94%	0.69%	0.44%	0.29%	0.19%
The expense limitation agreements were in effect for the year ended June 30, 2024 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2024.
The Underlying Funds and ETFs may impose separate advisory and service fees. To avoid charging a service fee at an effective rate above 0.25% for Class I, Class R2, Class R3 and Class R4 Shares and above 0.10% for Class R5 Shares, JPMDS will waive service fees with respect to the Funds in an amount equal to the weighted average pro-rata amount of service fees charged by the affiliated Underlying Funds and ETFs. These waivers may be in addition to any waivers required to meet the Funds’ contractual expense limitations, but will not exceed the Funds’ service fees.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	171

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
For the year ended June 30, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
JPMorgan SmartRetirement® Blend Income Fund	$968	$190	$1	$1,159	$132
JPMorgan SmartRetirement® Blend 2020 Fund	1,241	223	2	1,466	126
JPMorgan SmartRetirement® Blend 2025 Fund	2,809	403	3	3,215	49
JPMorgan SmartRetirement® Blend 2030 Fund	3,339	490	3	3,832	4
JPMorgan SmartRetirement® Blend 2035 Fund	3,803	508	3	4,314	181
JPMorgan SmartRetirement® Blend 2040 Fund	3,463	471	3	3,937	71
JPMorgan SmartRetirement® Blend 2045 Fund	2,607	412	3	3,022	7
JPMorgan SmartRetirement® Blend 2050 Fund	2,006	355	2	2,363	2
JPMorgan SmartRetirement® Blend 2055 Fund	1,246	247	3	1,496	5
JPMorgan SmartRetirement® Blend 2060 Fund	707	176	2	885	9
JPMorgan SmartRetirement® Blend 2065 Fund	24	12	— (a)	36	234

(a)	Amount rounds to less than one thousand.
JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the year ended June 30, 2024, the amount of these reimbursements were as follows:

JPMorgan SmartRetirement® Blend Income Fund	$1
JPMorgan SmartRetirement® Blend 2020 Fund	1
JPMorgan SmartRetirement® Blend 2025 Fund	1
JPMorgan SmartRetirement® Blend 2030 Fund	1
JPMorgan SmartRetirement® Blend 2035 Fund	1
JPMorgan SmartRetirement® Blend 2040 Fund	1
JPMorgan SmartRetirement® Blend 2045 Fund	1
JPMorgan SmartRetirement® Blend 2050 Fund	1
JPMorgan SmartRetirement® Blend 2055 Fund	1
JPMorgan SmartRetirement® Blend 2060 Fund	1
JPMorgan SmartRetirement® Blend 2065 Fund	1
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2024, JPMorgan SmartRetirement Blend Income Fund, JPMorgan SmartRetirement Blend 2020 Fund, JPMorgan SmartRetirement Blend 2025 Fund, JPMorgan SmartRetirement Blend 2030 Fund and JPMorgan SmartRetirement Blend 2035 Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

172	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

4. Investment Transactions
During the year ended June 30, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
JPMorgan SmartRetirement® Blend Income Fund	$172,743	$192,646	$27,716	$24,142
JPMorgan SmartRetirement® Blend 2020 Fund	170,672	280,224	28,650	22,617
JPMorgan SmartRetirement® Blend 2025 Fund	455,798	564,703	115,550	80,951
JPMorgan SmartRetirement® Blend 2030 Fund	629,387	681,623	115,082	70,498
JPMorgan SmartRetirement® Blend 2035 Fund	623,860	479,792	88,852	63,405
JPMorgan SmartRetirement® Blend 2040 Fund	433,230	310,670	5,132	7,529
JPMorgan SmartRetirement® Blend 2045 Fund	397,705	235,622	4,253	6,140
JPMorgan SmartRetirement® Blend 2050 Fund	309,623	178,344	3,448	4,693
JPMorgan SmartRetirement® Blend 2055 Fund	221,808	98,977	2,109	2,818
JPMorgan SmartRetirement® Blend 2060 Fund	167,265	43,460	1,042	834
JPMorgan SmartRetirement® Blend 2065 Fund	22,371	2,047	80	17
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
JPMorgan SmartRetirement® Blend Income Fund	$601,119	$77,261	$19,456	$57,805
JPMorgan SmartRetirement® Blend 2020 Fund	735,636	106,256	32,717	73,539
JPMorgan SmartRetirement® Blend 2025 Fund	1,710,726	281,957	58,515	223,442
JPMorgan SmartRetirement® Blend 2030 Fund	2,194,830	454,620	61,360	393,260
JPMorgan SmartRetirement® Blend 2035 Fund	2,331,640	532,365	53,580	478,785
JPMorgan SmartRetirement® Blend 2040 Fund	2,036,187	554,240	34,038	520,202
JPMorgan SmartRetirement® Blend 2045 Fund	1,746,369	494,006	16,624	477,382
JPMorgan SmartRetirement® Blend 2050 Fund	1,399,122	406,077	8,596	397,481
JPMorgan SmartRetirement® Blend 2055 Fund	863,663	235,471	5,195	230,276
JPMorgan SmartRetirement® Blend 2060 Fund	486,594	98,829	2,103	96,726
JPMorgan SmartRetirement® Blend 2065 Fund	28,042	2,790	7	2,783
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to certain derivatives and wash sale loss deferrals.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	173

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
The tax character of distributions paid during the year ended June 30, 2024 was as follows:
	Ordinary Income*	Total Distributions Paid
JPMorgan SmartRetirement® Blend Income Fund	$20,519	$20,519
JPMorgan SmartRetirement® Blend 2020 Fund	27,992	27,992
JPMorgan SmartRetirement® Blend 2025 Fund	57,000	57,000
JPMorgan SmartRetirement® Blend 2030 Fund	66,926	66,926
JPMorgan SmartRetirement® Blend 2035 Fund	64,736	64,736
JPMorgan SmartRetirement® Blend 2040 Fund	54,921	54,921
JPMorgan SmartRetirement® Blend 2045 Fund	42,612	42,612
JPMorgan SmartRetirement® Blend 2050 Fund	33,362	33,362
JPMorgan SmartRetirement® Blend 2055 Fund	19,423	19,423
JPMorgan SmartRetirement® Blend 2060 Fund	9,349	9,349
JPMorgan SmartRetirement® Blend 2065 Fund	204	204

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2023 was as follows:
	Ordinary Income*	Total Distributions Paid
JPMorgan SmartRetirement® Blend Income Fund	$14,822	$14,822
JPMorgan SmartRetirement® Blend 2020 Fund	26,573	26,573
JPMorgan SmartRetirement® Blend 2025 Fund	44,857	44,857
JPMorgan SmartRetirement® Blend 2030 Fund	50,306	50,306
JPMorgan SmartRetirement® Blend 2035 Fund	46,773	46,773
JPMorgan SmartRetirement® Blend 2040 Fund	39,984	39,984
JPMorgan SmartRetirement® Blend 2045 Fund	30,411	30,411
JPMorgan SmartRetirement® Blend 2050 Fund	23,084	23,084
JPMorgan SmartRetirement® Blend 2055 Fund	13,007	13,007
JPMorgan SmartRetirement® Blend 2060 Fund	5,067	5,067
JPMorgan SmartRetirement® Blend 2065 Fund	6	6

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

174	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

As of June 30, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
JPMorgan SmartRetirement® Blend Income Fund	$11,086	$(34,115)	$54,656
JPMorgan SmartRetirement® Blend 2020 Fund	13,705	(57,988)	69,020
JPMorgan SmartRetirement® Blend 2025 Fund	30,669	(94,553)	218,292
JPMorgan SmartRetirement® Blend 2030 Fund	36,811	(86,728)	387,840
JPMorgan SmartRetirement® Blend 2035 Fund	36,484	(60,698)	472,727
JPMorgan SmartRetirement® Blend 2040 Fund	29,512	(35,387)	513,662
JPMorgan SmartRetirement® Blend 2045 Fund	22,951	(21,444)	471,564
JPMorgan SmartRetirement® Blend 2050 Fund	17,644	(15,059)	393,000
JPMorgan SmartRetirement® Blend 2055 Fund	10,675	(8,954)	227,687
JPMorgan SmartRetirement® Blend 2060 Fund	5,644	(4,151)	95,705
JPMorgan SmartRetirement® Blend 2065 Fund	286	—	2,783
The cumulative timing differences primarily consist of certain derivatives, post-October capital loss deferrals, straddle loss deferrals and wash sale loss deferrals.
As of June 30, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
JPMorgan SmartRetirement® Blend Income Fund	$8,528	$25,587
JPMorgan SmartRetirement® Blend 2020 Fund	17,925	40,063
JPMorgan SmartRetirement® Blend 2025 Fund	25,743	68,810
JPMorgan SmartRetirement® Blend 2030 Fund	21,999	64,729
JPMorgan SmartRetirement® Blend 2035 Fund	18,793	41,905
JPMorgan SmartRetirement® Blend 2040 Fund	9,526	25,861
JPMorgan SmartRetirement® Blend 2045 Fund	7,367	14,077
JPMorgan SmartRetirement® Blend 2050 Fund	3,492	11,567
JPMorgan SmartRetirement® Blend 2055 Fund	2,298	6,656
JPMorgan SmartRetirement® Blend 2060 Fund	586	3,565
Net capital losses (gains) incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2024, the following Funds deferred to July 1, 2024 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
JPMorgan SmartRetirement® Blend Income Fund	$(515)	$3,858
JPMorgan SmartRetirement® Blend 2020 Fund	(108)	859
JPMorgan SmartRetirement® Blend 2025 Fund	(5,224)	8,215
JPMorgan SmartRetirement® Blend 2030 Fund	—	3,541
JPMorgan SmartRetirement® Blend 2035 Fund	—	1,243

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	175

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
During the year ended June 30, 2024, the following Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Long-Term
JPMorgan SmartRetirement® Blend 2065 Fund	$2
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2024.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2024.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended June 30, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

176	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

As of June 30, 2024, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
JPMorgan SmartRetirement® Blend Income Fund	3	59.6%
JPMorgan SmartRetirement® Blend 2020 Fund	2	63.6
JPMorgan SmartRetirement® Blend 2025 Fund	2	55.7
JPMorgan SmartRetirement® Blend 2030 Fund	2	58.7
JPMorgan SmartRetirement® Blend 2035 Fund	2	59.3
JPMorgan SmartRetirement® Blend 2040 Fund	2	60.2
JPMorgan SmartRetirement® Blend 2045 Fund	2	59.3
JPMorgan SmartRetirement® Blend 2050 Fund	3	68.1
JPMorgan SmartRetirement® Blend 2055 Fund	3	64.2
JPMorgan SmartRetirement® Blend 2060 Fund	4	71.5
JPMorgan SmartRetirement® Blend 2065 Fund	3	71.1
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of June 30, 2024, the Funds owned in the aggregate, shares representing more than 10% of the net assets of the following Underlying Funds and ETFs:
% of Net Assets
JPMorgan BetaBuilders Emerging Markets Equity ETF	95.5%
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	72.7
JPMorgan BetaBuilders International Equity ETF	71.5
JPMorgan Equity Index Fund	63.6
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	42.2
JPMorgan BetaBuilders MSCI US REIT ETF	30.0
JPMorgan Inflation Managed Bond ETF	29.4
JPMorgan Emerging Markets Research Enhanced Equity Fund	28.6
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	25.6
JPMorgan Emerging Markets Debt Fund	15.6
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	11.5
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Because of the Funds’ investments in Underlying Funds and ETFs, the Funds indirectly pay a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Funds may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Funds are also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market.
The Funds invest in ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indices, as well as indices relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	177

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.
Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

178	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust IV and Shareholders of each of the eleven funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds indicated in the table below (ten of the funds constituting JPMorgan Trust I and one of the funds constituting JPMorgan Trust IV, hereinafter collectively referred to as the “Funds”) as of June 30, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Fund
JPMorgan SmartRetirement® Blend Income Fund*
JPMorgan SmartRetirement® Blend 2020 Fund*
JPMorgan SmartRetirement® Blend 2025 Fund*
JPMorgan SmartRetirement® Blend 2030 Fund*
JPMorgan SmartRetirement® Blend 2035 Fund*
JPMorgan SmartRetirement® Blend 2040 Fund*
JPMorgan SmartRetirement® Blend 2045 Fund*
JPMorgan SmartRetirement® Blend 2050 Fund*
JPMorgan SmartRetirement® Blend 2055 Fund*
JPMorgan SmartRetirement® Blend 2060 Fund*
JPMorgan SmartRetirement® Blend 2065 Fund**
* Statement of operations for the year ended June 30, 2024 and statement of changes in net assets for the years ended June 30, 2024 and 2023.
** Statement of operations for the year ended June 30, 2024 and statement of changes in net assets for the year ended June 30, 2024 and the period November 1, 2022 (commencement of operations) through June 30, 2023.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 27, 2024
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

June 30, 2024	JPMorgan SmartRetirement® Blend Funds	179

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended June 30, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2024:
Dividends Received Deduction
JPMorgan SmartRetirement® Blend Income Fund	9.40%
JPMorgan SmartRetirement® Blend 2020 Fund	9.52
JPMorgan SmartRetirement® Blend 2025 Fund	12.87
JPMorgan SmartRetirement® Blend 2030 Fund	17.17
JPMorgan SmartRetirement® Blend 2035 Fund	21.40
JPMorgan SmartRetirement® Blend 2040 Fund	25.91
JPMorgan SmartRetirement® Blend 2045 Fund	30.72
JPMorgan SmartRetirement® Blend 2050 Fund	32.60
JPMorgan SmartRetirement® Blend 2055 Fund	32.36
Dividends Received Deduction
JPMorgan SmartRetirement® Blend 2060 Fund	31.96%
JPMorgan SmartRetirement® Blend 2065 Fund	25.20
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2024:
Qualified Dividend Income
JPMorgan SmartRetirement® Blend Income Fund	$5,379
JPMorgan SmartRetirement® Blend 2020 Fund	6,807
JPMorgan SmartRetirement® Blend 2025 Fund	18,297
JPMorgan SmartRetirement® Blend 2030 Fund	28,013
JPMorgan SmartRetirement® Blend 2035 Fund	35,385
JPMorgan SmartRetirement® Blend 2040 Fund	35,909
JPMorgan SmartRetirement® Blend 2045 Fund	32,312
JPMorgan SmartRetirement® Blend 2050 Fund	26,408
JPMorgan SmartRetirement® Blend 2055 Fund	15,695
JPMorgan SmartRetirement® Blend 2060 Fund	7,999
JPMorgan SmartRetirement® Blend 2065 Fund	205

180	JPMorgan SmartRetirement® Blend Funds	June 30, 2024

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. June 2024.
AN-SRB-624

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 6, 2024

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
September 6, 2024